AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON April 28, 2017

REGISTRATION NO. 333-124048
AND NO. 811-07501

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER

THE SECURITIES ACT OF 1933 ☐

PRE-EFFECTIVE AMENDMENT NO.                    ☐

POST-EFFECTIVE AMENDMENT NO. 18                                         ☒

AND

REGISTRATION STATEMENT UNDER                                       ☐

THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 34             ☒

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

(Exact Name of Registrant)

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(Name of Depositor)

10350 Ormsby Park Place
Louisville, KY 40223

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number: (866) 667-0561

NAME AND ADDRESS OF AGENT FOR SERVICE:

CRAIG A. HAWLEY, ESQ.
GENERAL COUNSEL AND SECRETARY
Jefferson National Life Insurance Company
10350 Ormsby Park Place
Louisville, Kentucky 40223

It is proposed that this filing will become effective:

☐  immediately upon filing pursuant to paragraph (b) of Rule 485

☒  on May 1, 2017  pursuant to paragraph (b) of Rule 485

☐  60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐  on              , pursuant to paragraph (a)(1) of Rule 485

If appropriate check the following box:

☐  this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment

Title of Securities Being Registered: Units of interest in the Separate Account under flexible premium variable deferred annuity contracts

Monument Advisor

Individual Variable Annuity

Issued by: JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G AND

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

This prospectus describes the Monument Advisor Individual Variable Annuity Contract (Contract) offered by Jefferson National Life Insurance Company (Company, Jefferson National, We, Us, Our). This Contract provides for the accumulation of Contract Values on a variable basis and subsequent Annuity Payments on a fixed basis. The Contract charges no insurance fees other than the $20 per month Subscription Fee imposed during the Accumulation Period and Annuity Period.  You also pay any applicable Low Cost Fund Platform Fees (as described below), ROP Enhanced Death Benefit Rider Fees (as described below) as well as the fees of the Investment Portfolios you select and any Investment Advisor you retain.  Under the terms of the Contract, you may not enter the Annuity Period until two (2) years from the date you purchase the Contract, unless you purchase a Florida contract, which is 12 months from the date you purchase the Contract.  Unless a previous Annuity Date is selected, Annuity Payments will automatically begin (for a ten year period certain) on the Maximum Maturity Date. For joint Annuitants, all provisions which are based on age are based on the age of the primary Annuitant.

Upon purchase of the Contract, you can access documents relating to the Contract and the Investment Portfolios electronically, or have them delivered to you in paper via U.S. mail at no extra charge. You may also elect to access certain documents electronically and have certain documents delivered via U.S. mail.

The Contract has a variety of investment options, which include several Sub-accounts that invest in the Investment Portfolios listed in Appendix A. You can put your money in any of the Sub-accounts; certain restrictions may apply. We impose a Low Cost Fund Platform Fee on Contract Value invested in certain Investment Portfolios.  These Investment Portfolios may not be available in all states and certain Investment Portfolios may only be available to you if you retain certain Investment Advisors.  You can view, on our Website, the current prospectus of each Investment Portfolio, which includes information about each Investment Portfolio’s management fees and other expenses you will bear indirectly.

Money you put in a Sub-account is invested exclusively in a single Investment Portfolio. Your investments in the Investment Portfolios are not guaranteed. You could lose your money.

Please read this prospectus before investing. You should keep it for future reference. It contains important information about the Contract.

To learn more about the Contract, you can obtain a copy of Our Statement of Additional Information (SAI) dated May 1, 2017. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The SEC has a Website (http:/www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The SAI’s Table of Contents is at the end of this prospectus.

For a free copy of the SAI, call Us at (866) 667-0561, visit Our Website or write Us at Our administrative office:

•  Address for correspondence sent via U.S. Mail: P.O. Box 36840, Louisville, Kentucky 40233;

•  Address for correspondence sent via courier or overnight mail: 10350 Ormsby Park Place, Louisville, KY 40223.

The Contracts:

•  are not bank deposits

•  are not federally insured

•  are not endorsed by any bank or government agency

•  are not guaranteed and may be subject to loss of principal

Summary prospectuses or prospectuses of the Investment Portfolios should be carefully read in conjunction with this prospectus before investing. You may obtain summary prospectuses or prospectuses of the Investment Portfolios on our Website or by contacting the Company at (866) 667-0561.

You should only rely on information contained in this prospectus or that we have referred you to.  We have not authorized anyone to provide you with information that is different.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

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Standard Death Benefit Amount During the Accumulation Period	22
Payment of the Death Benefit During the Accumulation Period	22
Death of Contract Owner During the Annuity Period	23
Death of Annuitant	23
Annuity Payments (The Annuity Period)	23
Annuity Payment Amount	23
Annuity Options	23
Taxes	24
Annuity Contracts in General	24
Tax Status of the Contracts	24
Taxation of Non-Qualified Contracts	25
Taxation of Qualified Contracts	26
Possible Tax Law Changes	27
Other Information	27
Legal Proceedings	27
Abandoned Property Requirements	27
Proof of Age and Survival	27
Misstatements	27
Changes to Comply with Law and Amendments	27
The Separate Account	27
Distributor	28
Financial Statements	28
Independent Registered Public Accounting Firm	28
Appendix A—More Information About the Investment Portfolios	29
Appendix B — Condensed Financial Information	42
Appendix C — Deductions for Taxes — Qualified and Nonqualified Annuity Contracts	66
Privacy Policy	67
Appendix D — Illustrations of ROP Enhanced Death Benefit Rider	68
Table of Contents of the Statement of Additional Information	69

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Definitions of Special Terms

Because of the complex nature of the Contract, We have used certain words or terms in this prospectus, which may need additional explanation. We have identified the following as some of these words or terms.

ACCUMULATION PERIOD: The period during which you invest money in your Contract.

ACCUMULATION UNIT: A measurement We use to calculate the value of the variable portion of your Contract during the Accumulation Period.

ADJUSTED PARTIAL WITHDRAWAL: An amount equal to the greater of (1)  the amount of the partial withdrawal (including, if applicable, that portion of the withdrawal constituting Excess Advisor Fees), and any applicable premium taxes withheld or (2) the amount of the partial withdrawal (including, if applicable, that portion of the withdrawal constituting Excess Advisor Fees) and any applicable premium taxes withheld multiplied by (a) divided by (b) where (a) is the Death Benefit immediately prior to the partial withdrawal; and (b) is the Contract Value immediately prior to the withdrawal. For purposes of this calculation, if an Advisor Fee withdrawal causes the Contract to exceed the Maximum Advisor Fee, then the Contract Value will be reduced by the amount of the allowable Advisor Fee (e.g., the Advisor Fee less the Excess Advisor Fee).  Required minimum distributions are considered partial withdrawals and included in this calculation.

ADVISOR FEE:  Any fee charged by any financial adviser you hire and processed as such by the Company as a withdrawal from the Contract Value.

ANNUITANT(S): The natural person(s) on whose life (lives) We base Annuity Payments.  On or after the Annuity Date, the Annuitant shall also include any joint Annuitant.  In the event of joint Annuitants, the life of the primary Annuitant is used to determine Annuity Payments.  If the Contract is owned by a non-natural Owner and joint Annuitants are named, the Death Benefit Amount will be calculated upon the death of the first Annuitant to die.

ANNUITY DATE: The date on which Annuity Payments are to begin, as selected by you, or as required by the Contract or by state or federal law. If a prior date is not selected by you, the Annuity Date is the Maximum Maturity Date. For joint Annuitants all provisions are based on the age of the primary Annuitant.

ANNUITY OPTIONS: Income plans which can be elected to provide periodic Annuity Payments beginning on the Annuity Date.

ANNUITY PAYMENTS: Periodic income payments provided under the terms of one of the Annuity Options.

ANNUITY PERIOD: The period during which We make income payments to you.

ANNUITY UNIT: A measurement We use to calculate the amount of Annuity Payments you receive during the Annuity Period.

BENEFICIARY: The person(s), or entities designated to receive any benefits under the Contract if you or, in the case of a non-natural Owner, the Annuitant dies.

BUSINESS DAY: Generally, any day on which the New York Stock Exchange (“NYSE”) is open for trading. Our Business Day ends at 4:00 PM Eastern Time or the closing of regular trading on the NYSE, if earlier.  Some of the Investment Options may impose earlier deadlines for trading.  These deadlines are described in further detail under the heading “Transfers”.

CODE: The Internal Revenue Code of 1986, as amended.

COMPANY: Jefferson National Life Insurance Company, also referred to as Jefferson National, We, Us, and Our.

CONTRACT: The Monument Advisor individual variable annuity contract, which provides variable investment options offered by the Company.

CONTRACT ANNIVERSARY: The anniversary of the Business Day you purchased the Contract.

CONTRACT VALUE: Your Contract Value is the sum of amounts held under your Contract in the various Sub-accounts of the Separate Account.

DEATH BENEFIT AMOUNT: The Death Benefit Amount is the amount payable to the Beneficiary upon the death of the Owner, or for a Contract owned by a non-natural person, the death of the Annuitant.

DUE PROOF OF DEATH:  When the Company receives both a death certificate, and some other form of notice satisfactory to us, and your election in a form satisfactory to us for the payment method.

EXCESS ADVISOR FEE: The Advisor Fees in excess of the Maximum Advisor Fee for the current contract year.

FINRA: Financial Industry Regulatory Authority, Inc.

FREE LOOK PERIOD:  If you change your mind about owning the Contract, the Free Look Period is the period of time within which you may cancel your Contract. This period of time is generally 10 days from receipt, but may be longer as required by applicable law, and may differ if it is a Replacement Contract.

INSURANCE CHARGES: The Insurance Charges compensate Us for assuming certain insurance risks. The only Insurance Charge under the Contract is the Subscription Fee.

INVESTMENT ADVISOR:  A registered investment adviser, an investment adviser who is exempt from registration with the Securities and Exchange Commission or other adviser selected by you (including a Registered Representative) to provide you asset allocation and investment advisory services.

INVESTMENT ALLOCATIONS OF RECORD: The Investment Allocations of Record specify what percentage of each Purchase Payment is directed to the Sub-accounts you select. You establish your initial Investment Allocations of Record at the time you apply for the Contract. You may either choose to set a target allocation to various Sub-accounts (which can include allocations to the money market Sub-account) or elect to have 100% of your Purchase Payments invested in the money market Sub-account.  The Investment

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Allocations of Record can be changed by notifying Us in accordance with Our procedures. Any change in Investment Allocations of Record will apply to Purchase Payments received after the change of Investment Allocations of Record is processed.

INVESTMENT OPTIONS: The investment choices available to Owners. These choices include the Sub-accounts of the Separate Account.

INVESTMENT PORTFOLIOS: The variable Investment Options available under the Contract. Each Sub-account has its own investment objective and is invested in the underlying Investment Portfolio.

JEFFERSON NATIONAL SERVICE CENTER: The customer service department of the Company (P.O. Box 36840, Louisville, KY 40233. Phone number: 866.667.0561).

JOINT OWNER: The individual who co-owns the Contract with another person.

LOW COST FUND PLATFORM FEE: Fee imposed by the Company on Contract Value invested in certain low cost funds.  This fee is deducted daily from your Accumulation Units.  See “Expenses — Low Cost Fund Platform Fee” for further details, including a list of the Investment Portfolios for which the Company currently imposes the fee.

MAXIMUM ADVISOR FEE: Maximum Advisor Fee Percentage multiplied by the average of the current contract year Contract Values on the date each Advisor Fee is deducted.

MAXIMUM ADVISOR FEE PERCENTAGE:  2.00% per year.

MAXIMUM MATURITY DATE: The date on which the Annuitant attains age 100. For joint Annuitants, all provisions which are based on age are based on the age of the primary Annuitant.

MEASURING LIFE: The life upon whom the Death Benefit shall be paid in accordance with the ROP Enhanced Death Benefit Rider rules.  If the Contract is owned by a natural person, the Measuring Life is the Owner.  If there are joint Owners, the Measuring Life is the first Owner to die.  If the Owner is a non-living entity, Annuitant ages will be used and the rules above will be followed substituting the word “Annuitant” for the word “Owner.

NET CONTRACT VALUE:  An amount equal to the Contract Value reduced by any applicable premium taxes and the applicable portion of the Subscription Fee.

NON-NATURAL OWNER: The trust or entity (e.g. CRT, Family Trust, Corporation, Other) that will own the Contract.

NON-QUALIFIED (CONTRACT): A Contract purchased with after-tax dollars. These Contracts are not issued in conjunction with a pension plan, specially sponsored program or individual retirement account (“IRA”).

OWNER: You, the purchaser of the Contract are the Owner.

PURCHASE PAYMENT: The money you give Us to buy the Contract, as well as any additional money you give Us to invest in the Contract after you own it.

QUALIFIED (CONTRACT): A Contract purchased with pretax dollars. These Contracts are generally purchased under a pension plan, specially sponsored program, 403(b), or IRA.

REGISTERED REPRESENTATIVE:  A person, appointed by Us, who is licensed by FINRA to sell variable products and is sponsored by a FINRA member broker/dealer that is party to a selling group agreement with the Company.

REPLACEMENT CONTRACT:  A Contract purchased with the proceeds from another contract (a contract issued by the Company and/or an unaffiliated insurance company).

RETURN OF PREMIUM (“ROP”) ENHANCED DEATH BENEFIT RIDER:  An optional benefit you may select for an additional charge that guarantees a minimum amount your beneficiary will receive upon your death, regardless of investment performance.  If you elect this Rider, the Contract to which this Rider is attached will be restricted to a maximum of $3,000,000 in total Purchase Payments, less Adjusted Partial Withdrawals. Multiple Contracts to which this Rider is attached with the same Measuring Life may not exceed $3,000,000 in total Purchase Payments, less Adjusted Partial Withdrawals.

RETURN OF PREMIUM (“ROP”) ENHANCED DEATH BENEFIT RIDER FEE:  We deduct a fee on an annual basis calculated as a percentage of the average daily Contract Value if you select the ROP Enhanced Death Benefit Rider. See Fee Table - Optional ROP Enhanced Death Benefit Rider for the current fee.

SECURE ONLINE ACCOUNT:  Your Secure Online Account is a password protected electronic account through which you can access personal documents relating to your Contract, such as transaction confirmations, periodic account statements and other personal correspondence.  You create your Secure Online Account by going to our Website after you purchase the Contract and we maintain it for you on our Website thereafter.

SEPARATE ACCOUNT: Jefferson National Life Annuity Account G of Jefferson National Life Insurance Company, which invests in the Investment Portfolios.

SUB-ACCOUNT: A segment within the Separate Account which invests in a single Investment Portfolio.

SUBSCRIPTION FEE: $20 per month fee charged by Us to issue and administer the Contract.

TAX DEFERRAL: Benefit provided by an annuity under which earnings and appreciation on the Purchase Payments in your Contract are not taxed until you take them out of the Contract either in the form of a withdrawal, income payments or the payment of a death benefit.

WEBSITE: www.jeffnat.com, which is the website of Jefferson National Life Insurance Company. You may obtain information about your Contract and request certain transactions through the Website.

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Highlights

The variable annuity Contract that We are offering is a Contract between you (the Owner, You or you) and Us (We, we, Us, us, Our, our, the insurance company). The Contract provides a way for you to invest on a tax-deferred basis in the Sub-accounts of Jefferson National Life Annuity Account G (Separate Account). The Contract is intended to be used to accumulate money for retirement or other long-term tax-deferred investment purposes.

The Contract charges no insurance fees other than the monthly Subscription Fee imposed during the Accumulation Period and Annuity Period and the ROP Enhanced Death Benefit Rider Fee if you select the ROP Enhanced Death Benefit Rider.  You do pay any applicable Low Cost Fund Platform Fees for certain Investment Portfolios, as well as the fees of the Investment Portfolios you select and any Investment Advisor you retain. We may enter into certain arrangements under which We are reimbursed by the Investment Portfolios’ advisers, distributors and/or affiliates for the administrative or distribution services which We provide to the Investment Portfolios.

The Contract includes both a death benefit and an optional ROP Enhanced Death Benefit Rider, each of which described in detail under the heading “Death Benefit.”  If the ROP Enhanced Death Benefit Rider is elected, total Purchase Payments, less Adjusted Partial Withdrawals, cannot exceed $3,000,000. Multiple Contracts to which this rider is attached with the same Measuring Life may not exceed $3,000,000 in total Purchase Payments, less Adjusted Partial Withdrawals. In the state of Florida, the ROP Enhanced Death Benefit is not available to multiple contracts with the same Measuring Life.

All deferred annuity contracts, like the Contract, have two periods: the Accumulation Period and the Annuity Period. During the Accumulation Period, any earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you make a withdrawal. The Annuity Period occurs when you begin receiving regular Annuity Payments from your Contract. Under the terms of the Contract, you may not enter the Annuity Period until two (2) years from the date you purchase the Contract, unless you purchase a Florida contract, which is 12 months from the date you purchase the Contract.

You may only choose to receive Annuity Payments on a fixed basis. If you choose Annuity Payments, the amount of the Annuity Payments are constant for the entire Annuity Period. Unless a previous Annuity Date is selected, Annuity Payments will automatically begin (for a ten year period certain) on the Maximum Maturity Date. For joint annuitants, all provisions are based on the age of the primary annuitant.

FREE LOOK. If you change your mind about owning the Contract, you may cancel the Contract within 10 days after receiving it (or whatever longer time period is required by applicable law). Jefferson National deems this period as beginning on the date the Contract is posted to your Secure Online Account   If you elect to receive the Contract in paper, Jefferson National deems this period as ending 15 days after We mail the Contract.  See “The Company - Free Look section for additional details.

TAX PENALTY. In general, the earnings in your Contract are not taxed until you take money out of your Contract. If you are younger than age 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the amount treated as income. For Non-Qualified Contracts, Annuity Payments during the Annuity Period are considered partly a return of your original investment. The part of each Annuity Payment that is a return of your investment is not taxable as income. Once you have recovered the full amount of your investment, however, the entire amount of your Annuity Payment will be taxable income to you. For Qualified Contracts, unless you had after-tax monies invested in the Contract, the full Annuity Payment is taxable. In such situations where you are already in a qualified plan, the tax deferral of the annuity does not provide additional benefits.

Document Delivery Requirements. Upon purchase of the Contract, you can access documents relating to the Contract and the Investment Portfolios electronically, or have them delivered to you in paper via U.S. mail at no extra charge.  You may also elect to access certain documents electronically and have certain documents delivered via U.S. mail.

Regular and continuous Internet access is required to access electronically all documents relating to the Contract and the Investment Portfolios.  You should consider electing and continue to receive documents electronically if you have regular and continuous Internet access.  If you choose electronic delivery, and the delivery continues to fail after three attempts, We will automatically change your preferences going forward to receive the documents in paper via U.S. mail.

For Owners using electronic communications, current prospectuses and all required reports for the Contract and the Investment Portfolios are available on our Website.  While we will notify you via email when a transaction pertaining to your Contract has occurred or a document impacting your Contract has been posted, you should visit the Website regularly.   We post updated prospectuses for the Contract and the Investment Portfolios on our Website on or about May 1 of each year.  Prospectuses may also be supplemented throughout the year and will be available on the Website, which you should visit regularly.  We post Annual Reports and Semi-Annual Reports of the Investment Portfolios on our Website on or about March 1 and September 1, respectively, each year.  For your reference, We archive out-of-date Contract prospectuses. You will not have electronic access through our Website to Investment Portfolio prospectuses or Annual and Semi-Annual Reports after We remove them from the Website.  Accordingly, you should consider printing them before they are removed. Alternatively, We will provide copies of them upon request.

We will deliver all other documents electronically to your Secure Online Account.  Checking your Secure Online Account regularly will give you an opportunity to prevent multiple fraudulent transactions.  We deliver transaction confirmations at or before the completion of your transactions.  We deliver account statements on a quarterly basis (that is, shortly after March 31, June 30, September 30 and December 31 of each year).  Under certain circumstances, for Qualified Contracts, your account statement may serve as the

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confirmation for transactions you made during the quarter covered by the statement. Other correspondence may be delivered at any time.

We will allow you to have access to your Secure Online Account even after you revoke your consent to our electronic delivery of documents or surrender or exchange your Contract.  However, We reserve the right to delete your Secure Online Account upon 30 days’ notice, which We will deliver to your Secure Online Account.  Upon receipt of such a notice, you should consider printing the information held in your Secure Online Account.  Upon request, We will provide paper copies of any deleted document.

We have no present intention of deleting documents from your Secure Online Account.  If, however, We decide to do so, We will provide you with at least 30 days’ notice in your Secure Online Account so that you will have an opportunity to print the documents that are subject to deletion.

LOW COST FUND PLATFORM FEE.  The Company imposes a Low Cost Fund Platform Fee on amounts invested in certain Investment Portfolios.  For further information, see “Expenses — Low Cost Fund Platform Fee”.

INQUIRIES. If you need more information, please go to www.jeffnat.com or contact Us at:

Jefferson National Life Insurance Company
P.O. Box 36840
Louisville, Kentucky 40233
(866) 667-0561

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Fee Table

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender the Contract, or transfer amounts between Investment Portfolios. State premium taxes may also be deducted.

Owner Transaction Expenses

Contingent Deferred Sales Charge (as a percentage of Purchase Payments withdrawn)	None
Transfer Fee(1)	Current Charge	Maximum Charge
	None	$25.00

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Investment Portfolios’ fees and expenses.

Separate Account Annual Expenses Table

	Current Charge	Maximum Charge
Subscription Fee	$240 per Contract annually ($20.00 per month)	$240 per Contract annually ($20.00 per month)
Separate Account Annual Expenses (as a percentage of Contract Value invested in the Investment Portfolios) Mortality and Expense Risk Charge	0.00%	0.00%
Administrative Charge	0.00%	0.00%
Total Separate Account Annual Expenses	$240.00	$240.00

OPTIONAL LOW COST FUND PLATFORM

The next item shows the fee that you will pay, in addition to the Subscription Fee, and Investment Portfolio operating expenses, on Contract Value invested in certain low cost Investment Portfolios.   For further details, see “Expense — Low Cost Fund Platform Fee”.

	Minimum Annual Fee	Maximum Annual Fee
Low Cost Fund Platform Fee (as a percentage of the average daily Contract Value)	0.05%	0.35%

(1)  All transfers made on the same day involving the same Investment Portfolio count as one transfer.  Certain restrictions apply as further described under the heading “Transfers — Excessive Trading Limits” and “Transfers — Short Term Trading Risk”

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OPTIONAL ROP ENHANCED DEATH BENEFIT RIDER

The next table shows the fee that you will pay, in addition to the Subscription Fee, and Investment Portfolio operating expenses, if you elect the ROP Enhanced Death Benefit Rider.

	Current Annual Fee	Maximum Annual Fee
ROP Enhanced Death Benefit Rider Fee (as a percentage of the average daily Contract Value)	0.15%	0.30%

PORTFOLIO OPERATING EXPENSES

The next item shows the minimum and maximum total operating expenses charged by the Investment Portfolios that you may pay periodically during the time that you own the Contract. More detail concerning each Investment Portfolio’s fees and expenses is contained in the prospectus for each Investment Portfolio.

Minimum	Maximum

Total Investment Portfolio operating expenses(2)

Expenses that are deducted from Investment Portfolio assets, including management fees, distribution and/or service (12b-1) fees, Low Cost Fund Platform fees (if any) and other expenses for the period ended December 31, 2016.

Current and future total operating expenses of the Investment Portfolios could be higher or lower than those shown in the table.

Gross: 0.52% Net: 0.52%	Gross: 9.12% Net: 3.76%

(2)  The minimum and maximum total Investment Portfolio Operating Expenses may be affected by voluntary or contractual waivers or expense reimbursements. These waivers and expense reimbursements will reduce the actual Total Portfolio Operating Expenses for the affected Investment Portfolios. Please refer to the underlying Investment Portfolio prospectuses for details about the specific expenses of each Investment Portfolio.  The net numbers displayed above reflect the minimum and maximum charges after contractual waivers that have been committed through at least April 30, 2018.  The gross numbers reflect the minimum and maximum charges without giving effect to the agreed upon waivers.

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Examples of Fees and Expenses —

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Owner transaction expenses, Subscription Fee, ROP Enhanced Death Benefit Rider Fee, and Investment Portfolio fees and expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. Because there are no charges upon surrender or annuitization, your costs will be the same for the time periods shown whether you surrender, annuitize or continue to own the Contract.  For purposes of this example, we have assumed the money is invested in Investment Portfolios for which no Low Cost Fund Platform Fee is charged.  For a description of the Low Cost Fund Platform Fee, see “Expenses — Low Cost Fund Platform Fee”.  The Subscription Fee for every Contract, regardless of size, is $240 annually, i.e. $20 per month. For this example, we used $20.00 per month as the Subscription Fee, but converted it to an asset based charge based on the average Contract size as of the previous December 31.  This conversion causes the Subscription Fee in the example below to be less than $240 annually. We also used .30% for the ROP Enhanced Death Benefit Rider Fee (if elected). Although your actual costs may be higher or lower, based on these assumptions and those that follow, your costs would be:

Highest cost example using maximum charges:

(1) Assuming Contract charges and gross maximum Investment Portfolio operating expenses and you have purchased the ROP Enhanced Death Benefit Rider:

1 year	3 years	5 years	10 years
$410.35	$2,293.30	$4,015.07	$7,701.96

(2) Assuming Contract charges and gross minimum Investment Portfolio operating expenses and you have purchased the ROP Enhanced Death Benefit Rider:

1 year	3 years	5 years	10 years
$93.35	$292.03	$507.86	$1,132.44

(3) Assuming Contract charges and gross maximum Investment Portfolio operating expenses:

1 year	3 years	5 years	10 years
$379.60	$2,207.55	$3,884.27	$7,494.00

(4) Assuming Contract charges and gross minimum Investment Portfolio operating expenses:

1 year	3 years	5 years	10 years
$62.60	$196.12	$341.58	$764.70

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Condensed Financial Information

Appendix B to this prospectus contains tables that show Accumulation Unit values and the number of Accumulation Units outstanding for each of the Sub-accounts of the Separate Account. The financial data included in the tables should be read in conjunction with the financial statements and the related notes that are in the Statement of Additional Information.

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The Company

Jefferson National Life Insurance Company (Jefferson National) was originally organized in 1937. Prior to May 1, 2003, Jefferson National was known as Conseco Variable Insurance Company and prior to October 7, 1998, We were known as Great American Reserve Insurance Company. We are principally engaged in the life insurance and annuity business in 49 states and the District of Columbia. We are a stock company organized under the laws of the state of Texas and are a subsidiary of Jefferson National Financial Corp. Jefferson Financial Corp is ultimately owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company, which are engaged in general insurance and reinsurance business, except life insurance.

The obligations under the Contracts are obligations of Jefferson National Life Insurance Company.

The Monument Advisor Variable Annuity Contract

This prospectus describes The Monument Advisor Variable Annuity Contract offered by Jefferson National. An annuity is a contract between you, the Owner, and Us. Until you decide to begin receiving Annuity Payments, your Contract is in the Accumulation Period. Once you begin receiving Annuity Payments, your Contract switches to the Annuity Period.

The Contract benefits from tax-deferral. Tax-deferral means that you are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract. The Contracts may be issued in conjunction with certain plans qualifying for special income tax treatment under the Code. In that instance, you should be aware that this annuity will fund a retirement plan that already provides tax deferral under the Code. In such situations where you are already in a qualified plan, the tax deferral of the annuity does not provide additional benefits. In addition, you should be aware that there are fees and charges in an annuity that may not be included in other types of investments, which may be more or less costly. However, the fees and charges under the Contract are also designed to provide for certain annuity benefits and features other than tax deferral that may not be available through other investments. These features are explained in detail in this prospectus. You should consult with your tax or legal adviser to determine if the Contract is appropriate for your tax qualified plan.

The Contract is called a variable annuity because you can choose among several Investment Portfolios and, depending upon market conditions, you can make or lose money in any of these Investment Portfolios. The amount of money you are able to accumulate in your Contract during the Accumulation Period depends upon the investment performance of the Investment Portfolio(s) you select.

You may only choose to receive Annuity Payments on a fixed basis. If you choose Annuity Payments, the amount of the Annuity Payments you receive will remain the same for the period of time selected.

Free Look

If you change your mind about owning the Contract, you can cancel it within 10 days after receiving it (or longer if required by your state). Our Insurance Charges and Investment Portfolio operating expenses, along with any applicable Low Cost Fund Platform Fees will have been deducted. On the Business Day We receive your request We will return your Contract Value, less any withdrawals from the Contract. In states that require the return of Purchase Payments, we will return the greater of Purchase Payments or Contract Value, less any withdrawals from the Contract. Jefferson National deems this period as beginning on the date the Contract is posted to your Secure Online Account.  If you elect to receive the Contract in paper, Jefferson National deems this period as ending 15 days after We mail the Contract (or longer if required by your state).  The free look period varies by state and is as long as 30 days in some states. Please contact us for additional information regarding the time period in your state.

OWNER. You, as the Owner of the Contract, have all the rights under the Contract. The Owner is as designated at the time the Contract is issued, unless changed. You can change the Owner at any time. A change will automatically revoke any prior Owner designation. You must notify Us in writing via fax or U.S. mail. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the change.

A change of Owner may be a taxable event.

JOINT OWNER. A Non-Qualified Contract can be owned by Joint Owners. Upon the death of either Joint Owner, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary unless you have previously notified Us in writing via fax or U.S. mail or otherwise.

BENEFICIARY. The Beneficiary is the person(s) or entity you name to receive any Death Benefit Amount. The Beneficiary is named at the time the Contract is issued. If no Beneficiary is designated, your estate will be the Beneficiary. In the case of a non-natural Owner, and no Beneficiary is named, the default will be the Owner.  Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the change of Beneficiary.

RESTRICTED BENEFICIARY. In accordance with Company procedures, You may preselect a restricted stretch option that will force the Beneficiary to take required minimum distributions over the Beneficiary’s life expectancy. You can change this restricted option at any time before death. Upon death, the Beneficiary will not be permitted to change the selected option. If the Beneficiary predeceases you, the contingent beneficiary may choose a different death option as provided in your Contract.

Assignment

Subject to applicable law, you can assign the Contract at any time during your lifetime. We will not be bound by the assignment until We receive the written notice of the assignment. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the assignment.

An assignment may be a taxable event.

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If the Contract is a Qualified Contract, there are limitations on your ability to assign the Contract.

Electronic Administration of Your Contract

This Contract is designed to be administered electronically (“Electronic Administration”). You can access documents relating to the Contract and the Investment Portfolios online. If you consent to Electronic Administration, you will receive all documents electronically, unless you request, either at the time of application or later, to receive documents relating to the Contract by paper, via U.S. Mail at no extra charge.

If you elect Electronic Administration, you must have Internet access so that you can view your Secure Online Account and access all documents relating to the Contract and the Investment Portfolios. You should not elect Electronic Administration if you do not have Internet access. Although We will email you when a transaction relating to your Contract has occurred or a document impacting your Contract is posted, you should regularly check your Secure Online Account. There is no substitute for regularly checking your Secure Online Account. If you choose electronic delivery, and the delivery continues to fail after three attempts, We will automatically change your preferences going forward to receive the documents in paper via U.S. mail.

You may, however, elect to have documents related to your Contract also delivered via U.S. mail to your address of record at no extra charge. We may also continue to send documents to your Secure Online Account. You may revoke or reinstate your consent to electronic delivery anytime. You may do so by visiting the Website, by calling or writing to the Jefferson National Service Center. Notification of change made via the Website will be effective immediately. Notification by telephone or U.S. mail will be processed as received, usually within two business days.

Current prospectuses and all required reports for the Contract and the Investment Portfolios are available on Our Website through your Secure Online Account. We post updated prospectuses for the Contract and the Investment Portfolios on Our Website on or about May 1 of each year. Prospectuses also may be supplemented throughout the year and will be available on the Website. We post Annual Reports and Semi-Annual Reports for the Investment Portfolios on Our Website on or about March 1 and September 1, respectively, each year. For your reference, We archive out-of-date Contract prospectuses. To the extent an archived Contract prospectus is no longer available on the Website, We will provide it upon request.

You will not have electronic access through Our Website to archived Investment Portfolio prospectuses or Annual and Semi-Annual Reports after We remove them from the Website. Accordingly, you should consider printing them before they are removed.  Upon request, either before or after a prospectus is removed from the website, we will send you a paper copy of these documents via U.S. mail.  Please note, irrespective of whether you have elected Electronic Administration, proxy statements for the Investment Portfolios will be provided to you via U.S. mail.

We will send all other documents related to your Contract to your Secure Online Account, including, but not limited to, transaction confirmations, periodic account statements and other personal correspondence. You create your Secure Online Account when you purchase the Contract and We maintain it for you on Our Website.

You will have access to your Secure Online Account even after you revoke your consent to Our electronic delivery of documents or surrender or exchange your Contract. However, We reserve the right to delete your Secure Online Account upon 30 days’ notice, which We will deliver to your Secure Online Account. Upon receipt of such a notice, you should consider printing the information held in your Secure Online Account.  Upon request, we will provide paper copies of any deleted document.

We have no present intention of deleting documents from your Secure Online Account. If, however, We decide to do so, We will provide you with at least 30 days’ notice to your Secure Online Account so that you will have an opportunity to print the documents that are subject to deletion.

Confirmations and Statements

We will send a confirmation statement to your Secure Online Account, or by paper delivery via U.S. mail at no extra charge, each time you make a new Purchase Payment, a transfer among the Investment Portfolios, or a withdrawal. Generally, We deliver transaction confirmations at the completion of your transactions. However, the confirmation for a new Purchase Payment or transfer of Contract Value may be an individual confirmation or may be part of your next quarterly account statement. You should review your confirmation statements to ensure that your transactions are carried out correctly. If you fail to do so, you risk losing the opportunity to ask us to correct an erroneous transaction. We deliver account statements to your Secure Online Account on a quarterly basis (that is, shortly after March 31, June 30, September 30 and December 31 of each year), or in paper via U.S. mail if you have withdrawn your consent to Electronic Administration or otherwise request a specific confirmation or statement. Under certain circumstances for Qualified Contracts, your account statement may serve as the confirmation for transactions you made during the quarter covered by the statement. Other correspondence may be delivered at any time. If you have questions, you can either go to Our Website and click on “Contact Us” for secure online correspondence or you can e-mail Us at service@jeffnat.com or call Us at (866) 667-0561.

Requesting Transactions or Obtaining Information About your Contract

You may request transactions or obtain information about your Contract by submitting a request to Us in writing via fax or U.S. mail. Subject to Our administrative rules and procedures, We may also allow you to submit a request through other means.

TELEPHONE AND WEBSITE TRANSACTIONS. You can elect to request certain transactions and receive information about your Contract by telephone or through our Website (www.jeffnat.com). All transaction requests are processed

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subject to Our administrative rules and procedures.

Unless otherwise directed by You, We will accept transaction requests from your Registered Representative and/or your Investment Advisor.  You can also authorize someone else, via submitting a power of attorney in good order (complete with required signatures), to request transactions for you. If you own the Contract with a Joint Owner, We will accept instructions from and provide information to either you or the Joint Owner.

We will use reasonable procedures to confirm that instructions given to Us by telephone are genuine. All telephone calls will be recorded and the caller will be asked to produce correct identifying information before We will accept the telephone transaction. We will post confirmations of all transactions, statements and other correspondence to your Secure Online Account. We will not send these to you in paper, unless you have elected to receive paper documents via U.S. mail.  If We fail to use such procedures We may be liable for any losses due to unauthorized or fraudulent instructions.

SECURITY OF ELECTRONIC COMMUNICATIONS WITH US. Our Website uses generally accepted and available encryption software and protocols, including Secure Socket Layer. This is to prevent unauthorized people from eavesdropping or intercepting information you send or receive from Us via the website. This may require that you use certain readily available versions of web browsers. As new security software or other technology becomes available, We may enhance Our systems.

You will be required to provide your user ID and password to access your Secure Online Account and perform transactions on Our Website. Do not share your password with anyone else. We will honor instructions from any person who provides correct identifying information, and We may not be responsible for fraudulent transactions We believe to be genuine based on these procedures. Accordingly, you may bear the risk of loss if unauthorized persons conduct any transaction on your behalf. You can reduce this risk by checking your Secure Online Account regularly which will give you an opportunity to prevent multiple fraudulent transactions.

Avoid using passwords that can be guessed and consider changing your password frequently. Our employees or representatives will not ask you for your password. It is your responsibility to review your Secure Online Account and to notify Us promptly of any unauthorized or unusual activity. We only honor instructions from someone logged into Our secure Website using a valid user ID and password. We cannot guarantee the privacy or reliability of e-mail, so We will not honor requests for transfers or changes received by e-mail, nor will We send sensitive account information through unsecured e-mail. All transfers or changes should be made through Our secure Website. If you want to ensure that Our encryption system is operating properly, go to the icon that looks like a “locked padlock.” This shows that encryption is working between your browser and Our web server. You can click or double-click on the padlock to get more information about the server. When you click the “view certificate” button (in FireFox) or the “subject” section (in Internet Explorer), you should see “Jefferson National Financial Corp.” listed as the owner of the server you are connected to. This confirms that you are securely connected to Our server.

Good Order

A request or transaction generally is considered in Good Order if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and  documentation generally includes to the extent applicable to the transaction: your completed application; your Contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Investment Portfolios affected by the requested transaction; the signatures of all Contract Owners (exactly as indicated on the Contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner’s consents. With respect to Purchase Payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your Investment Advisor before submitting the form or request.

Purchase

Application for a Contract

If you wish to purchase a Contract, you may submit an application and an initial Purchase Payment to the Company, as well as any other form or information that the Company may require.  The Company reserves the right to reject an application for any reason, subject to the Company’s underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.

Purchase Payments

A Purchase Payment is the money you give Us to buy the Contract. You can make Purchase Payments at any time before the Annuity Date. The minimum initial Purchase Payment We will accept is $15,000. We reserve the right to issue a Contract for less than $15,000 with Our approval, subject to the terms and conditions we may require. The maximum We accept is $10,000,000 ($3,000,000 in total Purchase Payments across all Contracts with the same Measuring Life if the ROP Enhanced Death Benefit Rider is elected) without Our prior approval and will be subject to such terms and conditions as We may require. In the state of Florida, the ROP Enhanced Death Benefit is not available to multiple contracts with the same Measuring Life.

Jefferson National reserves the right to refuse any Purchase Payment.  Jefferson National does not accept Purchase

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Payments in the form of cash, cash equivalents or checks payable in foreign currency or issued by non-U.S. financial institutions.  Purchase Payments made in the form of check, wire or EFT must be drawn upon the account of a U.S. financial institution.

Subject to the maximum described above, you can make additional Purchase Payments of any amount. However, we reserve the right to impose minimums on future Purchase Payments.

If mandated under applicable law, the Company may be required to reject a Purchase Payment.  The Company also may be required to provide additional information about an Owner’s account to government regulators.  In addition, the Company may be required to block an Owner’s account and thereby refuse to pay any request for transfers, full or partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your Investment Advisor), or death benefits until instructions are received from the appropriate regulator.

Allocation of Purchase Payments

You control where your Purchase Payments are invested. When you purchase a Contract, We will allocate your Purchase Payment according to your Investment Allocation of Record, which you can change at any time for future Purchase Payments. When you make additional Purchase Payments, We will allocate them based on the Investment Allocations of Record in effect when We receive the Purchase Payment.  Please make sure these are kept current to ensure your Purchase Payments are applied correctly. The Company imposes a Low Cost Fund Platform Fee on Contract Value invested in certain Investment Portfolios. See “Expenses — Low Cost Fund Platform Fee” for further details.

Once We receive your Purchase Payment and the necessary information, We will issue your Contract and allocate your first Purchase Payment within 2 Business Days. If you do not provide Us all of the information needed, We will contact you or your Investment Advisor. If for some reason We are unable to complete this process within 5 Business Days, We will either send back your money or get your permission to keep it until We get all of the necessary information. The method of payment (e.g., check, wire transfer, electronic funds transfer) may affect when your Purchase Payment is deemed received by Us. If you add more money to your Contract by making additional Purchase Payments, We will credit these amounts to your Contract as of the Business Day We receive your Purchase Payment. Our Business Day closes when the New York Stock Exchange closes, usually 4:00 P.M. Eastern time.

Investment Options

Investment Portfolios

The Contract offers various Sub-accounts, each of which invests exclusively in an Investment Portfolio listed in Appendix A of this prospectus. During the Accumulation Period, money you invest in the Sub-accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Investment Portfolios in which those Sub-accounts invest. You bear the investment risk that those Investment Portfolios might not meet their investment objectives. Additional Investment Portfolios may be available in the future.

You should read the summary prospectus or prospectus for any Investment Portfolio carefully before investing. Unless you have opted to receive documents relating to your Contract via U.S. mail, copies of these summary prospectuses and prospectuses will not be sent to you in paper.  They are, however, available on Our Website. See Appendix A which contains the investment objective for each Investment Portfolio.

The investment objectives and policies of certain Investment Portfolios are similar to the investment objectives and policies of other mutual funds managed by the same investment advisers. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation that, the investment results of similar funds will be comparable even though the Investment Portfolios have the same investment advisers.

A significant portion of the assets of certain Investment Portfolios come from investors who take part in certain strategic and tactical asset allocation programs. These Investment Portfolios anticipate that investors who take part in these programs may frequently redeem or exchange shares of these Investment Portfolios, which may cause the Investment Portfolios to experience high portfolio turnover. Higher portfolio turnover may result in the Investment Portfolios paying higher levels of transaction costs. Large movements of assets into and out of the Investment Portfolios may also negatively impact an Investment Portfolio’s ability to achieve its investment objective. In addition, the extent to which Contracts are owned by investors who engage in frequent redemptions or exchanges involving Investment Portfolios which do not limit such activity may result in more redemption and exchange activity in other Investment Portfolios which impose limits on such activity. The adverse impact, if any, of such activity will be constrained by the limits those other Investment Portfolios impose on frequent redemption or exchange activity. Refer to the Investment Portfolios’ prospectuses for more details on the risks associated with any specific Investment Portfolio.

Shares of the Investment Portfolios are offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies, which may or may not be affiliated with Us. Certain Investment Portfolios are also sold directly to qualified plans. The Investment Portfolios do not believe that offering their shares in this manner will be disadvantageous to you.

Certain investment options may only be available to you if you retain certain Investment Advisors. In addition, certain Investment Advisors may be limited as to which funds they may access.

Administrative, Marketing and Support Services Fees

Jefferson National and the principal underwriter for the Contracts have arrangements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of

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the Investment Portfolios under which Jefferson National and the principal underwriter for the Contracts receive payments in connection with the provision of administrative, marketing or other support services to the Investment Portfolios. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and the principal underwriter for the Contracts incur in promoting, issuing, distributing and administering the Contracts. The Company and its affiliates may profit from these fees. The payments are generally based on a percentage of the average assets of each Investment Portfolio allocated to the investment options under the Contract or other contracts offered by the Company. The amount of the fee that an Investment Portfolio and its affiliates pay the Company and/or the Company’s affiliates is negotiated and varies with each Investment Portfolio. Aggregate fees relating to the different Investment Portfolio may be as much as 0.60% annually of the average net assets of an Investment Portfolio attributable to the relevant Contracts. Certain minimums may apply and this amount may change at any time without notice.  A portion of these payments may come from revenue derived from the distribution and/or service fees (12b-1 fees) that are paid by an Investment Portfolio out of its assets as part of its total annual operating expenses. Where the Company does not have an arrangement with an Investment Portfolio to receive payments for the provision of services, or if the payments are minimal, Low Cost Fund Platform Fee proceeds may be used to pay expenses that the Company and the principal underwriter for the Contracts incur in promoting, issuing, distributing and administering the Contracts.  The Company and its affiliates may profit from these fees.

Selection of Investment Portfolios

The Company selects the Investment Portfolios based on several criteria, including without limitation, asset class coverage, the strength of the investment adviser’s (or sub-adviser’s) reputation and tenure, brand recognition, performance, advisor or customer interest, and the capability and qualification of each investment firm.  Another factor the Company considers during the selection process is whether the Investment Portfolio, its adviser, its sub-adviser, or an affiliate will make payments to the Company or its affiliates as described above.  The Company reviews each Investment Portfolio periodically after it is selected.  Upon review, the Company may remove an Investment Portfolio or restrict allocation of additional Purchase Payments and or transfers of Contract Value to an Investment Portfolio if it determines the Investment Portfolio no longer meets one or more of the criteria and/or if the Investment Portfolio has not attracted significant Contract owner assets.  If this occurs, you may remain invested in the Investment Portfolio, although you may be restricted from adding additional Purchase Payments or transferring additional Contract Value into such Investment Portfolio. The Company does not recommend or endorse any particular Investment Portfolio, and does not provide investment advice.

Fixed Account

No fixed account is available during the Accumulation Period.  See Annuity Payments for information on the Fixed Account during the Annuity phase of the Contract (these payments will come from Jefferson National’s general account and are subject to the Company’s financial strength and claims paying ability).

Voting Rights

Jefferson National is the legal owner of the Investment Portfolio shares. However, when an Investment Portfolio solicits proxies in conjunction with a vote of its shareholders, We will send you and other owners materials describing the matters to be voted on and we may send these materials to you in paper even if you have elected Electronic Administration. You instruct Us how you want Us to vote your shares. When We receive those instructions, We will vote all of the shares We own, including shares owned by us and our affiliates, and those for which no timely instructions are received in proportion to those instructions timely received. As a result of proportional voting, the vote of a small number of contract owners could determine the outcome of a proposal subject to a shareholder vote.  Should We determine that We are no longer required to follow this voting procedure, We will vote the shares ourselves.

Substitution

It may be necessary to discontinue one or more of the Investment Portfolios or substitute a new Investment Portfolio for one of the Investment Portfolios you have selected. New or substitute Investment Portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will notify you of Our intent to do this. We will obtain any required prior approval from the Securities and Exchange Commission before any substitution is made.  Once a substitution is approved, your investment in such Investment Portfolio will automatically be transferred into the new Investment Portfolio.

Transfers

You can transfer money among the Investment Portfolios, subject to the excessive trading limits set forth below. The Company imposes a Low Cost Fund Platform Fee on Contract Value allocated to certain Investment Portfolios.  See “Expenses — Low Cost Fund Platform Fee” for further details. Transfers may be deferred as permitted or required by law. See “Suspension of Payments or Transfers” section below.

EARLY CUT-OFF TIMES Certain Investment Portfolios impose transfer cut-off times before the end of the Business Day.  See Appendix A for a list of Investment Portfolios with early cut-off times.  For transfers between Investment Portfolios that impose early cut-off times with those Investment Portfolios that do not impose, or impose different early cut-off times, the earliest time will be used. This list may change without notice.  These early cut-off times do not apply to Purchase Payments or Contract withdrawals.

TRANSFERS DURING THE ACCUMULATION PERIOD. You can make a transfer to or from any Investment Portfolio available to you. Transfers may be made by contacting Our

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administrative offices or through Our Website. Subject to Our administrative rules, including our Excessive Trading Limits and Short Term Trading Risk described below, you can make an unlimited number of transfers between the Investment Portfolios during the Accumulation Period.  We reserve the right to impose a fee for excessive transfers after notifying you.  We reserve the right to impose any fees charged by the Investment Portfolios for excessive transfers.  The following apply to any transfer during the Accumulation Period:

1. Your request for a transfer must clearly state which Investment Portfolio(s) are involved in the transfer.

2. Your request for transfer must clearly state how much the transfer is for.

3. Your right to make transfers is subject to modification if We determine, in Our sole opinion that the exercise of the right by one or more owners is, or would be, to the disadvantage of other owners. Restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right, which is considered by Us to be to the disadvantage of other Owners. A modification could be applied to transfers to, or from, one or more of the Investment Portfolios and could include, but is not limited to:

a. the requirement of a minimum time period between each transfer;

b. not accepting a transfer request from an agent acting under a power of attorney on behalf of more than one owner; or

c. limiting the dollar amount that may be transferred between Investment Portfolios by an Owner at any one time.

4. We reserve the right, at any time, and without prior notice to any party, to terminate, suspend or modify the transfer privilege during the Accumulation Period.

This product is not designed for professional market timing organizations. Jefferson National reserves the right to modify (including terminating) the transfer privileges described above.

Excessive Trading Limits

The Contracts are first and foremost annuity contracts, designed for retirement or other long-term financial planning purposes, and are not designed for market timers or persons who make frequent transfers. The use of such transfers can be disruptive to any underlying Investment Portfolio and harmful to other Contract owners invested in the Investment Portfolio.

We reserve the right to limit transfers in any Contract year, or to refuse any transfer request for an Owner, Investment Advisor or other third party acting under a limited power of attorney, for any reason, including without limitation, if:

•  We believe, in Our sole discretion, that excessive trading by the Owner, or a specific transfer request, submitted by a third party advisor, or a group of transfer requests, may have a detrimental effect on the Accumulation Unit values of any Sub-account or the share prices of any Investment Portfolio or would be detrimental to other Owners; or

•  We are informed by one or more Investment Portfolios that they intend to restrict the purchase of Investment Portfolio shares because of excessive trading, because the transfer request is large in relation to the total assets of the Investment Portfolio or because they believe that a specific transfer or group of transfers would have a detrimental effect on the price of Investment Portfolio shares; or

•  We are informed by one or more Investment Portfolios that they are unwilling to accept (or will not accept for a certain number of days) a transfer request whether due to the frequency of trading or the size of the transfer request; or

•  the requested transaction violates Our administrative rules designed to detect and prevent market timing.

The restrictions imposed may include, but are not limited to, restrictions on transfers (e.g., by not processing requested transfers, limiting the number of transfers allowed, and/or the dollar amount, requiring holding periods, allowing transfer requests by U.S. mail only, etc.) or even prohibitions on them for particular owners who, in Our view, or in the view of an investment adviser to an Investment Portfolio, have abused or appear likely to abuse the transfer privilege.  These restrictions do not apply to withdrawals from the Contract.

We may apply restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Owners. These excessive trading limits apply to all Owners. However, using our processes and procedures, we may not detect all market timers, prevent frequent transfers, or prevent harm caused by excessive transfers. The difficulty in detecting market timing activity may have the effect of allowing some to engage in market timing activities while preventing others.

SHORT-TERM TRADING RISK. Frequent exchanges among Investment Portfolios by Owners can reduce the long—term returns of the underlying mutual funds. The reduced returns could adversely affect the owners, annuitants, insureds or beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the underlying fund. Frequent exchanges may reduce the underlying fund’s performance by increasing costs paid by the fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the fund’s net asset value.

The insurance—dedicated mutual funds available through the Investment Portfolios may also be available in products issued by other insurance companies. These funds carry a significant risk that short—term trading may go undetected. The funds themselves generally cannot detect individual contract owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the funds are dependent in large part on the rights, ability and willingness of all participating

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insurance companies to detect and deter short—term trading by contract owners.

As outlined below, we have adopted policies regarding frequent trading, but can provide no assurance that other insurance companies using the same underlying funds have adopted comparable procedures. There is also the risk that these policies and procedures concerning short—term trading will prove ineffective in whole or in part to detect or prevent frequent trading. The difficulty in detecting market timing activity may have the effect of allowing some to engage in market timing while preventing others. Please review the underlying funds’ prospectuses for specific information about the funds’ short—term trading policies and risks.

FREQUENT TRADING. In an effort to alleviate the lack of transparency inherent in omnibus accounts, the Company developed technology that permits each Investment Portfolio to see, on a real time basis, the transfer requests that will impact that Investment Portfolio when the Company places the omnibus account trade at the end of that Business Day.  In addition, the Investment Portfolios are also able to generate reports out of the same system that allow the Investment Portfolio to look for trading patterns that may be harmful to the Investment Portfolio.  Essentially, this system attempts to provide each Investment Portfolio with the data it needs to empower the Investment Portfolio to enforce its active trading policies and procedures on a similar basis as if the Investment Portfolio was being offered on a retail basis, as opposed to inside of a variable annuity.  As stated above, the Company reserves the right to enforce any decision made by an Investment Portfolio pursuant to its active trading policies and procedures, and to take any actions to delay or deny any pending transfer request, as well as blocking future trading within an Investment Portfolio.

If a current or future transfer request is restricted or denied in accordance with our administrative procedures, the person placing the transfer request will be notified. (you, or your Investment Advisor) and you will be kept in your current Sub-Account allocation. The statement of additional information contains more information about market timing arrangements, if any, and disclosure of Investment Portfolio securities to individuals, if any.

In its sole discretion, the Company may revise its frequent trading procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large transfers that may adversely affect other Owners or Investment Portfolio shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on active traders (such as dollar or percentage limits on transfers).

Dollar Cost Averaging Program

The Dollar Cost Averaging Program (DCA Program) allows you to systematically transfer a set amount either monthly, quarterly, semi-annually or annually. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. However, this is not guaranteed.

Subject to Our administrative procedures, you may select the Business Day when dollar cost averaging transfers will occur. You can sign up for the DCA Program for a specified time period. The DCA Program will end when the value in the Investment Portfolio(s) from which you are transferring is zero. A transfer request will not automatically terminate the DCA Program.

There is no additional charge for the DCA Program. However, we reserve the right to charge for the DCA Program in the future. We reserve the right, at any time and without prior notice, to terminate, suspend or modify the DCA Program. The DCA Program may vary by state. The Company imposes a Low Cost Fund Platform Fee on Contract Value invested in certain Investment Portfolios.  For further information, see “Expenses — Low Cost Fund Platform Fee”.

Dollar cost averaging does not assure a profit and does not protect against loss in declining markets. Dollar cost averaging involves continuous investment in the selected Investment Portfolio(s) regardless of fluctuating price levels of the Investment Portfolio(s). You should consider your financial ability to continue the dollar cost averaging program through periods of fluctuating price levels.

Rebalancing Program

Once your money has been allocated among the Investment Portfolios, the performance of each Investment Portfolio may experience different gains and losses at different times, which will cause your allocation to shift. You can direct Us to automatically rebalance your Contract to return to your original Investment Allocations of Record or some other allocation of your choosing by selecting Our Rebalancing Program. When you elect the Rebalancing Program, you must specify the date on which you would like the initial rebalancing to occur and the frequency of the rebalancing (i.e. one time rebalance, monthly, quarterly, semi-annually or annually). We will measure the rebalancing periods from the initial rebalancing date selected. You can discontinue the Rebalancing Program at any time. You can modify rebalancing percentages for future rebalancing by submitting your request prior to the next rebalancing date. Currently, there is no charge for participating in the Rebalancing Program. We reserve the right, at any time and without prior notice to impose a fee, or to terminate, suspend or modify this program. The Company imposes a Low Cost Fund Platform Fee on Contract Value invested in certain Investment Portfolios.  For further information, see “Expenses — Low Cost Fund Platform Fee”.

EXAMPLE: Assume that you want your initial Purchase Payment split between 2 Investment Portfolios. You want 40% to be in the Bond Investment Portfolio and 60% to be in the Growth Investment Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Bond Investment Portfolio now represents 50% of your holdings because of its increase in value. If you had chosen to have your holdings rebalanced quarterly, on the first Business Day of the next quarter, Jefferson National would sell some of your units in

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the Bond Investment Portfolio to bring its value back to 40% and use the money to buy more units in the Growth Investment Portfolio to increase those holdings to 60%.

Advisory Fee Withdrawals

Jefferson National understands the importance to you of having advice from an Investment Advisor regarding your investments in the Contract. Jefferson National has not made any independent investigation of these Investment Advisors and is not endorsing such programs. If fees will be paid out of your Contract during the Accumulation Period, You will be required to enter into an advisory agreement with your Investment Advisor.

Jefferson National will, pursuant to an agreement with you, process a partial withdrawal from the value of your Contract to pay for the services of your Investment Advisor. If the Contract is Non-Qualified, the withdrawal will be treated like any other distribution, may be included in gross income for federal tax purposes, and may impact the benefits available under your Contract. Further, if you are under age 59 1/2 it may be subject to a tax penalty. If the Contract is qualified, the withdrawal for the payment of fees may not be treated as a taxable distribution if certain conditions are met. You should consult a tax advisor regarding the tax treatment of the payment of investment advisor fees from your Contract.  Furthermore, please see the “Taxes — Partial 1035 Exchanges” section for further information regarding advisory fee withdrawals following a partial 1035 exchange.

If the ROP Enhanced Death Benefit Rider is elected, advisory fee withdrawals in excess of the Maximum Advisor Fee will reduce the Death Benefit Amount.  See Exhibit D for illustrations.

403(b) Plans

Upon Company approval, 403(b) plans may be accepted.  Without Company approval, We will not accept participant plans which do not meet the minimum requirement of a $15,000 initial Purchase Payment.  Loan provisions do not apply.  Certain Investment Portfolios may not be available within a 403(b) plan. The ROP Enhanced Death Benefit Rider may not be available.

Restrictions Under Section 403(b) Plans:

If you own the Contract under a TSA-403(b) plan, you can only make withdrawals of amounts attributable to contributions you made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) under one of the following circumstances:

(1) when you attain age 59 1/2,

(2) when you separate from service,

(3) when you die,

(4) if you become disabled (within the meaning of Section 72(m)(7) of the Code),

(5) in the case of hardship, or

(6) made pursuant to a qualified domestic relations order, if otherwise permitted.

Withdrawals for hardship are restricted to the portion of your Contract Value which represents contributions you made and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989, and apply only to:

•                  salary reduction contributions made after December 31, 1988

•                  income attributable to such contributions, and

•                  income attributable to amounts held as of December 31, 1988

Tax penalties may also apply.

Expenses

There are charges and other expenses associated with the Contract that reduce the return on your investment in the Contract. These charges and expenses are:

Subscription Fee

We charge the Subscription Fee regardless of the amount of your Contract Value. This fee is used to reimburse us for our various expenses in establishing and maintaining the Contracts.  This fee is deducted from the money market Investment Portfolios you are invested in, pro rata.  If you have less than $20 invested in the money market Investment Portfolios, then the remaining amount will be deducted from your non-money market Investment Portfolios, pro rata.  The method by which the Subscription Fee is deducted may vary by state. We will deduct the Subscription Fee each month during the Accumulation Period and the Annuity Period.  We also impose the applicable portion of the fee at death, annuitization, and upon full surrender of the Contract. The Company reserves the right to waive the Subscription Fee in certain circumstances including, without limitation, on Contracts issued to an officer, director, employee, or direct family member thereof, of Our company or any of Our affiliates.  In no event will reduction or elimination of the Subscription Fee be permitted where it would be unfairly discriminatory to any person.

Please note, the $20 per month Subscription Fee is waived if on the day the Subscription Fee would be levied your entire Contract Value is invested in Investment Portfolios on which the Company charges the Low Cost Fund Platform Fee.

ROP Enhanced Death Benefit Rider Fee:

If you elect the ROP Enhanced Death Benefit Rider, We will deduct a fee.  The fee is deducted as a percentage of the average daily Contract Value.

The fee is equal to 0.15% annually.  The Company reserves the right to increase the fee to the maximum fee set forth in the Fee Table — Optional ROP Enhanced Death Benefit Rider above.

Upon termination of the ROP Enhanced Death Benefit Rider, the fee will no longer be deducted.

The ROP Enhanced Death Benefit Rider may not be available in all states, or within certain plans.

Contract Maintenance Charge

We impose no other Contract maintenance charge.

Low Cost Fund Platform Fee

The Company imposes a Low Cost Fund Platform Fee up to 0.35% annually (this is the maximum fee) on Contract Value invested in certain Investment Portfolios.  This fee is deducted daily by reducing the number of Accumulation Units in your

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Contract.  The Company assesses the Low Cost Fund Platform Fee in order to facilitate making certain Investment Portfolios available as investment options under the Contract.  These Investment Portfolios do not provide the Company or its affiliates with the amount of revenue it requires in order for it to meet its revenue targets.  These fees may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract and, in its role as intermediary, the Investment Portfolios.  The Company may profit from the Low Cost Fund Platform Fee, and may use any profit derived from this fee for any lawful purpose.  A listing of the Investment Portfolios for which the Company imposes a Low Cost Fund Platform Fee is listed below, and is also available on the Company’s Website or upon request.

Low Cost Fund Platform Fee Portfolios: 0.35%

DFA VA Global Bond	DFA VA Global Moderate Allocation	DFA VA International Small
DFA VA International Value	DFA VA Short-Term Fixed	DFA VA US Large Value
DFA VA US Targeted Value	Dreyfus Stock Index	Nationwide VIT Bond Index
Nationwide VIT International Index	Nationwide VIT Mid Cap Index	Nationwide VIT S&P 500 Index
Nationwide VIT Small Cap Index	Vanguard Balanced	Vanguard Capital Growth
Vanguard Diversified Value	Vanguard Equity Income	Vanguard Equity Index
Vanguard Growth	Vanguard High Yield Bond	Vanguard International
Vanguard Mid-Cap Index	Vanguard REIT Index	Vanguard Short-Term investment Grade
Vanguard Small Company Growth	Vanguard Total Bond Market	Vanguard Total Stock Market

Low Cost Fund Platform Fee Portfolios:  0.10%

John Hancock Emerging Markets Value	TOPS Aggressive Growth ETF (Class 1) (1)	TOPS Balanced ETF (Class 1) (1)
TOPS Conservative ETF (Class 1) (1)	TOPS Growth ETF (Class 1) (1)	TOPS Managed Risk Balanced ETF (Class 1) (1)
TOPS Managed Risk Growth ETF (Class 1) (1)	TOPS Managed Risk Moderate Growth ETF (Class 1) (1)	TOPS Moderate Growth ETF (Class 1) (1)

(1)                                 These funds are only available if certain Investment Advisors are retained. Share Class II TOPS funds are also available, which carry no Low Cost Fund Platform Fees. However, the fund expense ratios may be higher (see the underlying Investment Portfolio prospectus for details).

This list may change at any time without notice; however, if an Investment Portfolio which was previously offered without this fee is added to this list, the Low Cost Fund Platform Fee will not be charged on existing dollars invested in such Investment Portfolio without your consent.  Certain Low Cost Fund Platform Fee Investment Portfolios may only be available if you have hired an Investment Advisor that is approved for such Investment Portfolio.  We will provide a list of these Investment Portfolios upon request.  Please note, the $20 per month Subscription Fee is waived if on the day the Subscription Fee would be levied your entire Contract Value is invested in Investment Portfolios on which the Company charges the Low Cost Fund Platform Fee.

Investment Portfolio Operating Expenses

There are deductions from and expenses paid out of the assets of the various Investment Portfolios, which are described in the Investment Portfolio prospectuses. The Investment Portfolio operating expenses are included as part of Our calculation of the value of the Accumulation Units and the Annuity Units.  We reserve the right to charge transfer fees imposed by the Investment Portfolios for excessive transfers. The advisory fees and other expenses, if any, which are more fully described in the Investment Portfolio prospectus, are not specified or fixed under the terms of the Contract, and may vary from year to year.

Transfer Fee

We impose no transfer fee for transfers made during the Accumulation Period.  We reserve the right to impose a fee, not to exceed $25, for excessive transfers after notifying You in advance.  Any such fee would be used to recoup the cost of administering the transfer.

Premium Taxes

Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for the payment of these taxes and will make a deduction from the Contract Value for them. These taxes are generally due either when premium payments are made or when Annuity Payments begin. It is Our current practice to deduct these taxes when the tax is due. Premium taxes currently range from 0% to 3.5%, depending on the jurisdiction.  For a list of states and taxes, see Appendix C.

Income Taxes

Jefferson National may deduct from the Contract for any income taxes which we incur because of the Contract. At the present time, we are not making any such deductions.

Contract Value

Your Contract Value is the sum of your assets in the Sub-accounts of the Separate Account. The value of any assets in the Sub-accounts(s) will vary depending upon the investment performance of the Investment Portfolio(s) you choose. In order to keep track of your Contract Value in a Sub-account, we use a unit of measure called an Accumulation Unit. During

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the Annuity Period of your Contract we call the unit an Annuity Unit. Your Contract Value is affected by the investment performance of the Investment Portfolios, the expenses of the Investment Portfolios and the deduction of fees and charges under the Contract.  If your Contract Value is zero, we reserve the right to surrender your Contract.

Accumulation Units

Every Business Day, we determine the value of an Accumulation Unit for each of the Investment Portfolios by multiplying the Accumulation Unit value for the previous Business Day by a factor for the current Business Day. The factor is determined by dividing the value of a Sub-account share at the end of the current Business Day (and any charges for taxes) by the value of a Sub-account share for the previous Business Day.

The value of an Accumulation Unit may go up or down from Business Day to Business Day.

When you make a Purchase Payment, we credit your Contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to a Sub-account by the value of the Accumulation Unit for that Sub-account on that Business Day. When you make a withdrawal, we deduct Accumulation Units from your Contract representing the withdrawal. We also deduct Accumulation Units when we deduct certain charges under the Contract (including the Low Cost Fund Platform Fee and/or the ROP Enhanced Death Benefit Rider Fee). Whenever we use an Accumulation Unit value, it will be based on the value next determined after receipt of the request or the Purchase Payment.

We calculate the value of an Accumulation Unit for each Sub-account after the New York Stock Exchange closes each Business Day and then credit your Contract.

EXAMPLE:  On Wednesday we receive an additional Purchase Payment of $10,000 from you. You have told Us you want this to go to the Balanced Portfolio Investment Portfolio. When the New York Stock Exchange closes on that Wednesday, we determine that the value of an Accumulation Unit for the Balanced Portfolio Sub-account is $12.50. We then divide $10,000 by $12.50 and credit your Contract on Wednesday night with 800 Accumulation Units for the Balanced Portfolio Sub-account.

Access To Your Money

You can have access to the money in your Contract:

1. by making a withdrawal (either a partial or a complete withdrawal);

2. by electing to receive Annuity Payments; or

3. when a death benefit is paid to your Beneficiary.

Withdrawals can only be made during the Accumulation Period.

When you make a complete withdrawal, you will receive the Contract Value on the Business Day you made the withdrawal, less any pro rata Subscription fees.

All partial withdrawals will be withdrawn from the Investment Portfolios on a pro-rata basis unless you instruct Us otherwise.

Jefferson National will pay the amount of any withdrawal from the Investment Portfolios within 7 days of your request in good order unless the Suspension of Payments or Transfers provision (see below) is in effect.

A withdrawal may result in tax consequences (including an additional 10% tax penalty under certain circumstances).

Systematic Withdrawal Program

The Systematic Withdrawal Program allows you to receive automatic payments either monthly, quarterly, semi-annually or annually. Unless you instruct us otherwise, the Systematic Withdrawals will be processed on a monthly basis. Subject to Our administrative procedures, you can instruct Us to withdraw a specific amount, which can be a percentage of the Contract Value, or a dollar amount. All systematic withdrawals will be withdrawn from the Investment Portfolios on a pro-rata basis, unless you instruct Us otherwise.

You may elect to end the Systematic Withdrawal Program by notifying Us prior to the next systematic withdrawal. The Systematic Withdrawal Program will terminate automatically when the Contract Value is exhausted. Once the Contract Value is exhausted, we reserve the right to fully surrender the Contract.  We do not currently charge for the Systematic Withdrawal Program, but reserve the right to do so in the future.

Income taxes, tax penalties and certain restrictions may apply to systematic withdrawals.

Suspension of Payments or Transfers

We may be required to suspend or postpone withdrawals or transfers for any period when:

1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

2. trading on the New York Stock Exchange is restricted;

3. an emergency exists as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or we cannot reasonably value the shares of the Investment Portfolios;

4. during any other period when the SEC, by order, so permits for the protection of owners.

If mandated under applicable law, we may be required to reject a Purchase Payment and/or otherwise block access to an owner’s Contract and thereby refuse to pay any request for transfers, partial withdrawals, surrenders, or death benefits. Once blocked, monies would be held in that Contract until instructions are received from the appropriate regulator.

Death Benefit

Upon Your Death During the Accumulation Period

If you, or your Joint Owner, die before Annuity Payments begin, we will pay a death benefit to your Beneficiary. If you have a Joint Owner, the surviving Joint Owner will be treated as the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. Our death distributions for both qualified and nonqualified contracts will follow the tax rules in the Internal Revenue Code and its regulations.

The Contract Value for purposes of calculating any Death

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Benefit Amount will be determined as of the Business Day we receive due proof of death and an election for the payment method (see below). After the Death Benefit Amount is calculated, it will remain in the Investment Portfolios until distribution begins. Until we distribute the Death Benefit Amount, the Death Benefit Amount in the Investment Portfolios will be subject to investment risk, which is borne by the Beneficiary.  The death benefit proceeds will remain invested in the Investment Portfolios in accordance with the allocation instructions given by You until We pay the death benefit or until new instructions are given by the Beneficiary.

Restricted Beneficiary

In accordance with Company procedures, You may preselect a restricted stretch option that will force the Beneficiary to take required minimum distributions over the Beneficiary’s life expectancy. You can change this restricted option at any time before death. Upon death, the Beneficiary will not be permitted to change the selected option. If the Beneficiary predeceases you, the contingent beneficiary may choose a different death option as provided in your Contract.

Standard Death Benefit Amount During the Accumulation Period

Assuming you have not elected the ROP Enhanced Death Benefit Rider, the Death Benefit Amount will be the Contract Value, less the applicable portion of the Subscription Fee and any applicable premium taxes, at the time we receive due proof of death and a payment election.

ROP Enhanced Death Benefit Rider

For an additional fee you can choose the ROP  Enhanced Death Benefit Rider.  This rider is irrevocable and must be selected at the time of application. In general terms, this option will provide you a benefit if you die at a time when your Contract Value is less than the Purchase Payments you have made. This option may only be elected if you have not attained age 80 or older.  Under this option, at the time of death, the Death Benefit Amount will be the greater of (1) and (2) where:

(1)   is the Contract Value determined as of the end of the Valuation Period upon which we receive due proof of death of the Measuring Life less any applicable portion of the Subscription Fee; or

(2)   is the Total Purchase Payments made to the Contract reduced by any Adjusted Partial Withdrawals. Note: Single Contracts or multiple Contracts to which the ROP Enhanced Death Benefit Rider is attached with the same Measuring Life may not exceed $3,000,000 in total Purchase Payments, less Adjusted Partial Withdrawals. In the state of Florida, the ROP Enhanced Death Benefit is not available to multiple contracts with the same Measuring Life.

If you take a partial withdrawal at a time when item (2) above is greater than item (1) above, it will have the effect of decreasing item (2) by more than the amount withdrawn.  Conversely, if you take a partial withdrawal at a time when item (2) is less than item (1), it will have the effect of decreasing item (2) by the amount withdrawn.  See Exhibit D for examples of the calculation of the Death Benefit Amount if you have elected the ROP Enhanced Death Benefit Rider.

Unless the Owner has previously elected a death benefit payment option, a Beneficiary who is a spouse of the deceased Owner may elect a spousal continuation of the Contract. If the ROP Enhanced Death Benefit Rider was elected, the Contract will continue and the Contract Value will be the Death Benefit Amount. If spousal continuation is elected, the ROP Enhanced Death Benefit Rider will terminate and the ROP Enhanced Death Benefit Rider Fee will no longer be levied.

The ROP Enhanced Death Benefit Rider will terminate without value on the occurrence of any of the following:

1.              if the Contract Owner is changed or the Contract is assigned, this option will terminate, except in the following circumstances:

(a) the new Contract Owner or assignee assumes full ownership of the Contract and is essentially the same person (e.g. an individual ownership changed to a personal revocable trust, a change to the Contract Owner’s spouse during the Contract Owner’s lifetime, a change to a court appointed guardian representing the Contract Owner during the Contract Owner’s lifetime, etc.);

(b) ownership of an IRA or Roth IRA is being changed from one custodian to another, from the Measuring Life to a custodian, or from a custodian to the Measuring Life; or

(c) the assignment is for the purpose of effectuating a 1035 exchange of the Contract (i.e. the option may continue during the temporary assignment period and not terminate until the Contract is actually surrendered).

2.              the Annuity Date;

3.              the date the Contract to which this rider is attached terminates;

4.              the date the Contract Value decreases to zero as a result of withdrawals and/or Subscription Fees;

5.              Subject to the step up in Contract Value described above, immediately following a spousal continuation.

Once cancelled, all rights and benefits under the ROP Enhanced Death Benefit Rider will terminate.

Payment of the Death Benefit During the Accumulation Period

Unless already selected by you, a Beneficiary must elect to have the Death Benefit Amount paid under one of the options described below in the event of the death of the Owner or Joint Owner during the Accumulation Period (including without limitation, non-qualified stretch options, which allows non-spouse beneficiaries to stretch taxation across their lifetime).  If an election for the payment method is not received, the Company will pay the proceeds under Option 2.

OPTION 1 —lump sum payment of the Death Benefit Amount; or

OPTION 2 —the payment of the entire Death Benefit Amount within 5 years of the date of death of the Owner or Joint Owner; or

OPTION 3 —payment of the Death Benefit Amount under an Annuity Option over the lifetime of the Beneficiary, or over a

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period not extending beyond the life expectancy of the Beneficiary, with distribution at least annually, beginning within 1 year of the date of the death of the Owner or any Joint Owner.

Unless you have previously designated one of the payment options above, a Beneficiary who is a spouse of the deceased Owner may elect to:

•  continue the Contract in his or her own name at the then current Death Benefit Amount;

•  elect a lump sum payment of the Death Benefit Amount; or

•  apply the Death Benefit Amount to an Annuity Option.

A “spouse” is as defined under Federal law. Where required by state law, the definition of spouse may be expanded to include a civil union partner or same sex spouse. If a lump sum payment is requested, the Death Benefit Amount will be paid within 7 days, unless the Suspension of Payments provision is in effect. Payment to the Beneficiary, in any other form than a lump sum, may only be elected during the 60 day period beginning with the date of receipt by Us of due proof of death.

Death of Contract Owner During the Annuity Period

If you or a Joint Owner, who is not the Annuitant, dies during the Annuity Period, any remaining Annuity Payments under the Annuity Option elected will continue at least as rapidly as under the method of distribution in effect at the time of the Owner’s or Joint Owner’s death. Upon the Owner’s death during the Annuity Period, the Beneficiary becomes the Owner. Upon the death of any Joint Owner during the Annuity Period, the surviving Owner, if any, will be treated as the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary.

Death of Annuitant

If the Annuitant, who is not an Owner or Joint Owner, dies during the Accumulation Period, you, the Owner, will automatically become the Annuitant. A change of Annuitant by the Owner may result in a taxable event. You may designate a new Annuitant subject to Our approval. If the Owner is a non-natural person (for example, a corporation), then the death of the Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.

Upon the death of the Annuitant during the Annuity Period, the death benefit, if any, will be as provided for in the Annuity Option selected. The death benefit will be paid at least as rapidly as under the method of distribution in effect at the Annuitant’s death.

Annuity Payments (The Annuity Period)

Under the Contract you can receive regular income payments. We call these payments Annuity Payments. You can choose the date on which the Annuity Payments begin. We call that date the Annuity Date. The Annuitant is the person whose life we look to when we determine Annuity Payments.

You can select any Annuity Date provided it is a date after the end of the Free Look Period. The Annuity Date must be at least two (2) years after the Contract issue date, unless you purchase a Florida Contract (which is 12 months from the date you purchase the contract), but may not be later than the Maximum Maturity Date.

The Contract will automatically be forced into a fixed annuitization for a guaranteed period of ten years if you do not select an Annuity Date on or before the Annuitant attaining the Maximum Maturity Date.  The terms of this required annuitization may vary by state.  For a Contract held as an IRA, once you attain age 70 ½, you are required to either annuitize the Contract or take the required minimum distribution under the Code.

You can also choose among income plans. We call those Annuity Options. You can select an Annuity Option. You can change it at any time prior to 30 days before the Annuity Date. If you do not choose an Annuity Option, we will assume that you selected Option 2 which provides a life annuity with 10 years of guaranteed payments.

During the Annuity Period, you may only choose to have fixed Annuity Payments. These payments will come from Jefferson National’s general account and are subject to the Company’s financial strength and claims paying ability. If you choose an Annuity Option, your Account Value, minus any applicable fees, is placed in our general account.  Our general account is not registered under the federal securities laws and it is generally not subject to its provisions. See your Contract for more information regarding the general account.

Annuity Payment Amount

On the Annuity Date, the Contract Value, less any premium tax, and less the Subscription Fee will be applied under the Annuity Option you selected.

Annuity Payments are made monthly unless you have less than $5,000 to apply toward purchasing an Annuity Option. In that case, we may make a single lump sum payment to you instead of Annuity Payments. Likewise, if your Annuity Payments would be less than $50 a month, we have the right to change the frequency of payments so that your Annuity Payments are at least $50.

Unless you notify Us otherwise, we will pay the Annuity Payments to you. You can change the payee at any time prior to the Annuity Date. Income from any distribution will be reported to you for tax purposes.

Annuity Options

You can choose one of the following Annuity Options or any other Annuity Option which is acceptable to Us. After Annuity Payments begin, you cannot change the Annuity Option.

OPTION 1. INCOME FOR LIFE. We will pay monthly Annuity Payments during the lifetime of the Annuitant. We will stop making payments when the Annuitant dies.  Accordingly, if you select this option and die after the first annuity payment is made but before the second annuity payment is made, you will only receive one annuity payment. If you die after you elect this option but before the first annuity payment is made, you will not receive any payments.

OPTION 2. INCOME FOR LIFE WITH PAYMENT GUARANTEED FOR A FIXED NUMBER OF YEARS. We will make monthly

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Annuity Payments so long as the Annuitant is alive. However, when the Annuitant dies, if we have made Annuity Payments for less than the guaranteed period you selected (5, 10 or 20 years), we will then continue to make Annuity Payments to the Beneficiary for the rest of the guaranteed period. Annuity Payments to the Beneficiary will be made at least as rapidly as under the method of payment being used at the time of the Annuitant’s death. However, after the Annuitant dies, the Beneficiary may elect to receive a single lump sum payment which will be equal to the present value of the remaining Annuity Payments (as of the date of proof of death).

OPTION 3. INCOME FOR A SPECIFIED PERIOD. We will make monthly Annuity Payments for a fixed period of time (3 to 20 years). When the Annuitant dies, any amount remaining will be paid to the Beneficiary. Annuity Payments to the Beneficiary will be made at least as rapidly as under the method of payment being used at the time of the Annuitant’s death. However, the Beneficiary may elect to receive a single lump sum payment which will be equal to the present value of the remaining Annuity Payments (as of the date of proof of death).

OPTION 4. JOINT AND SURVIVOR INCOME FOR LIFE. We will make monthly Annuity Payments so long as the Annuitant and a joint Annuitant are both alive. When either of these people dies, the amount of the Annuity Payments we will make to the survivor will be calculated based on the option chosen at the time of annuitization.  Please note, the higher the elected payment to the survivor is, the lower the amount of each payment will be when both join Annuitants are alive.

Taxes

NOTE: Jefferson National has prepared the following information on taxes as a general discussion of the subject.  Further information on taxes is contained in the Statement of Additional Information. It is not intended as tax advice to any individual. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract. You should consult your tax adviser about your own circumstances.

The Company does not make any guarantee regarding the tax status of, or tax consequences arising from, any Contract or any transaction involving the Contract.  In addition, as provided in IRS regulations, we inform you that this material is not intended and cannot be referred to or used (1) to avoid tax penalties, or (2) to promote, sell or recommend any tax plan or arrangement.

Annuity Contracts in General

When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money—generally for retirement purposes. If you invest in a variable annuity as part of a pension plan or employer-sponsored retirement program, your Contract is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.

Tax Status of the Contracts

Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

Diversification Requirements. The Code requires that the investments of each investment division of the variable account underlying the Contracts be “adequately diversified” in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the Investment Portfolio in which it invests, will satisfy these diversification requirements.

Owner Control. In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the variable account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the Contract owners have been currently taxed on income and gains attributable to the variable account assets. While We believe that the Contracts do not give owners investment control over variable account assets, We reserve the right to modify the Contracts as necessary to prevent an owner from being treated as the owner of the variable account assets supporting the Contract.

Required Distributions. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner of the Contract. The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Distributions from an Individual Retirement Annuity, 403(b), SEP IRA or SIMPLE IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. Distributions may be paid in a lump sum or in payments over periods of time specified in the Code and applicable Treasury Regulations. The rules for Roth IRAs do not require distributions to begin during the Owner’s lifetime; therefore, the required beginning date is not applicable to Roth IRAs.

If the Owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or SIMPLE IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution periods, which are discussed in the Statement of Additional Information.

For Individual Retirement Annuities, SEP IRAs and SIMPLE IRAs, all or a portion of each distribution will be

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included in the recipient’s gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an Individual Retirement Annuity, SEP IRA or SIMPLE IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non-taxable distributions for all years, and the total balance of all Individual Retirement Annuities, SEP IRAs or SIMPLE IRAs.  Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are “qualified distributions” or “non-qualified distributions”.

Other rules may apply to Qualified Contracts.

Taxation of Non-Qualified Contracts

Non-Natural Person. If a non-natural person (e.g., a corporation or certain trusts) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the Contract value over the investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective Owner that is not a natural person should discuss these with a tax adviser.

The following discussion generally applies to Contracts owned by natural persons.

Withdrawals. When a withdrawal from a Non-Qualified Contract occurs, including withdrawals to pay your Investment Advisor, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract value immediately before the distribution over the Owner’s investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner’s investment in the Contract.

Penalty Tax on Certain Withdrawals. In the case of a distribution from a Non-Qualified Contract there may be imposed a federal tax penalty equal to ten percent of the amount treated as income. In general, however, there is no penalty on distributions:

•  made on or after the taxpayer reaches age 59 1/2;

•  made on or after the death of an Owner;

•  attributable to the taxpayer’s becoming disabled; or

•  made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer and the Beneficiary.  If the series of substantially equal periodic payments is modified before the later of the Owner attaining age 59 ½ or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

Annuity Payments. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each Annuity Payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an Annuity Payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of Annuity Payments, as determined when Annuity Payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each Annuity Payment is subject to tax as ordinary income.

Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.

It is possible that the IRS may take the position that the ROP Enhanced Death Benefit Rider Fees are deemed to be taxable distributions to you.  Although We do not believe that such charges should be treated as taxable distributions, you should consult your tax advisor prior to selecting this option.

Transfers, Assignments or Exchanges of a Contract. A transfer or assignment of ownership of a Contract, the designation of an Annuitant, the selection of certain maturity dates, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment or exchange, should consult a tax advisor as to the tax consequences.

Withholding. Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

Multiple Contracts. All Non-Qualified deferred annuity contracts that are issued by Us (or Our affiliates) to the same Owner during any calendar year may be treated as one annuity contract for purposes of determining the amount includable in such Owner’s income when a taxable distribution occurs.

Partial 1035 Exchanges. The Internal Revenue Service issued Rev. Proc. 2011-38 that indicates that in the case of a Non-Qualified Contract, if a withdrawal is taken from either the original annuity contract or the receiving annuity contract within a 180 day period following a partial 1035 exchange, the  partial 1035 exchange will not receive tax-free treatment. The IRS will apply general tax principles to determine the substance and treatment of the transfer. There are exceptions to this rule and a prospective Owner should discuss any contemplated partial 1035 for a Non-Qualified Contract with a

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tax adviser.

Owner (Investor) Control. For variable contracts, tax deferral depends on the insurance company and not you having control of the assets held in the separate accounts.  You can allocate some or all of your Account Value from one Investment Portfolio to another but you cannot direct the investments each Investment Portfolio makes.  If you have too much “investor control” of the assets supporting the Investment Portfolio, then you will be taxed on the gain in the Contract as it is earned rather than when it is withdrawn.

In 2003, the Internal Revenue Service (“IRS”) in Revenue Ruling 2003-91, issued formal guidance that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment.  The IRS has also indicated that exceeding 20 investment options may be considered a factor, along with other factors, including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment.  The Revenue Ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment but stated that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.  In describing the acceptability of the 20 fund options in the ruling, the IRS indicated that each fund had a different investment strategy and that the investment strategies of each fund was sufficiently broad to prevent the policyholder from making particular investment decisions through investment in a fund.

The Revenue Ruling considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under the variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets.  Under this Contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract, or agreement between the Contract Owner and the Company regarding the availability of a particular investment option and, other than the Contract Owner’s right to allocate Purchase Payments and transfer funds among the available Subaccounts, all investment decisions concerning the Subaccounts will be made by Us or an adviser in its sole and absolute discretion.

Contracts such as this one, with more than 20 underlying fund options, raise investor control concerns.  It is possible that the IRS may determine that due to the number of different underlying fund options and the fact that some underlying funds may have the same investment strategy, there is an investor control issue with this Contract.  However, at this time We believe that due to the lack of any arrangement, plan, contract or agreement between the Contract holder and Us concerning the availability of particular options and based on the totality of the facts and circumstances, this contract satisfies the current IRS requirements.

At this time, it cannot be determined whether additional guidance will be provided by the U.S. Treasury on this issue and what standards may be contained in such guidance.  Should the U.S. Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between or among underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the Contract would no longer qualify for tax deferred treatment under section 72 of the Code, the Company reserves the right to modify the Contract to the extent required to maintain favorable tax treatment.

Taxation of Qualified Contracts

The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law. The Statement of Additional Information contains a summary discussion of certain tax rules generally applicable to Individual Retirement Accounts (IRAs), as defined in Section 408 of the Code, Roth IRAs, as described in Code Section 408A, corporate pension and profit-sharing plans under Section 401(a) of the Code, Tax Sheltered Annuities under section 403(b) of the Code and certain deferred compensation plans under Code Section 457.

Required Minimum Distributions

Generally, distributions from a qualified plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 701/2 or (b) the calendar year in which the employee retires.  The date set forth in (b) does not apply to traditional, SEP, or SIMPLE IRAs, or to a 5% or more owner of the employer sponsoring the plan, and the required distribution rules do not apply to Roth IRAs.  Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary.  If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.  If you choose the ROP Enhanced Death Benefit Rider, required minimum distributions will be considered partial withdrawals for purposes of the Adjusted Partial Withdrawals calculation.

Medicare Tax

A 3.8% Medicare contribution tax will be imposed on the “net investment income” of certain individuals whose income exceeds certain threshold amounts.  For purposes of this tax, net investment income will include income from non-qualified annuity contracts (as well as interest, dividends and certain other items).  The 3.8% Medicare tax is imposed on the lesser of:

1.              the taxpayer’s “net investment income” (from non-qualified annuities, interest, dividends, etc., offset by specified allowable deductions); or

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2.              the taxpayer’s modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately and $200,000 otherwise).

“Net investment income” in item 1 does not include distributions from tax-qualified plans (i.e. IRAs, Roth IRAs or arrangements described in Code Sections 401(a), 403(a), 403(b) or 457(b)), but such income will increase modified adjusted gross income in item 2.  The IRS has issued proposed guidance regarding this income surtax.  You should consult your tax advisor regarding the applicability of this tax to income you would receive under the Contract.

Seek Tax Advice

The above description of federal income tax consequences of the different types of qualified plans which may be funded by the contracts offered by this prospectus is only a brief summary meant to alert you to the issues and is not intended as tax advice.  The rules governing the provisions of qualified plans are extremely complex and often difficult to comprehend.  Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences.  A prospective Contract Owner considering adoption of a qualified plan and purchase of a Contract in connection therewith should first consult a qualified tax adviser, with regard to the suitability of the contract as an investment vehicle for the qualified plan.

Possible Tax Law Changes

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that Contract Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.

Other Information

Legal Proceedings

Like other life insurance companies, there is a possibility that we may become involved in lawsuits. Currently, however, there are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. Neither Jefferson National nor Jefferson National Securities Corporation, the distributor of the Contracts, is involved in any litigation that is of material importance in relation to their total assets or that relates to the Separate Account.

Abandoned Property Requirements

Every state has unclaimed property laws that generally declare non-qualified annuity contracts to be abandoned after a period of inactivity of three to five years from the contract’s maturity date or the date the Death Benefit Amount is due and payable.  For example, if the payment of the Death Benefit Amount has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the Death Benefit Amount, or the Beneficiary does not come forward to claim the Death Benefit Amount in a timely manner, the Death Benefit Amount will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or you last resided, as shown on our books and records, or to our state of domicile.  Escheatment is the formal, legal name for this process.  However, the state is obligated to pay the Death Benefit Amount (without interest) if your Beneficiary steps forward to claim it with proper documentation.  To prevent your Contract’s proceeds from being paid to the state abandoned or unclaimed property office, it is important that you update your Beneficiary designations, including addresses, if and as they change.  Please contact us to make such changes.

Proof of Age and Survival

The Company may require proof of age or survival of any person on whose life annuity payments depend.

Misstatements

If you misstate the age or sex of an Annuitant or age of an Owner, the correct amount paid or payable by the Company under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply).  The Company reserves the right to adjust future payments to offset any prior overpayments or underpayments.

Changes to Comply with Law and Amendments

The Company reserves the right, without the consent of Owners, to suspend sales of the Contract and to make any change to the provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.

The Separate Account

We established a separate account to hold the assets that underlie the Contracts. Jefferson National Life Annuity Account G serves the variable annuity portion of the Contract. Prior to May 1, 2003, the Separate Account was known as Conseco Variable Annuity Account G and prior to May 1, 1999, it was known as Great American Reserve Variable Annuity Account G. The Board of Directors of Jefferson National adopted a resolution to establish the Separate Account under Texas Insurance law on January 18, 1996. Jefferson National Life Annuity Account G is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. Jefferson National Life Annuity Account G is divided into Sub-accounts. Registration under the 1940 Act does not involve the supervision by the SEC of the management or investment policies or practices of the variable account. The Separate Account is regulated by the Texas Department of Insurance. Regulation by the state, however, does not involve any supervision of the Separate Account, except to determine compliance with broad statutory criteria.

The assets of the Separate Account are held in Our name on behalf of the Separate Account and legally belong to Us.

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However, those assets that underlie the Contract are not chargeable with liabilities arising out of any other business we may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts and not against any other Contracts we may issue.

Where permitted by law, we may:

•  create new Separate Accounts;

•  combine separate accounts, including combining the Separate Account with another separate account established by the Company;

•  transfer assets of the Separate Account, which we determine to be associated with the class of policies to which this policy belongs, to another separate account;

•  transfer the Separate Account to another insurance company;

•  add new Sub-accounts to or remove Sub-accounts from the Separate Account, or combine Sub-accounts;

•  make the Sub-accounts available under other policies we issue;

•  add new Investment Portfolios or remove existing Investment Portfolios;

•  substitute new Investment Portfolios for any existing Investment Portfolio which we determine is no longer appropriate in light of the purposes of the Separate Account;

•  deregister the Separate Account under the Investment Company Act of 1940; and

•  operate the Separate Account under the direction of a committee or in another form.

Distributor

Jefferson National Securities Corporation (JNSC), 10350 Ormsby Park Place, Louisville, Kentucky 40223, acts as the distributor of the Contracts. JNSC is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of FINRA.  Sales of the Contracts may be made by registered representatives of broker-dealers authorized to sell the Contracts. The Registered Representatives of the broker-dealers will also be licensed insurance representatives of Jefferson National. See the Statement of Additional Information for more information.

We pay no Commissions to broker-dealers who sell the Contracts. Under certain circumstances, payments may be made to certain broker-dealers, sellers, third party money managers, third party marketing organizations or Investment Advisors for other services such as platform access fees, marketing support, and/or reimbursement of conference expenses. Certain employees of the Company may receive incentive compensation based on efforts assisting the Company in the sale of Contracts.

Financial Statements

Our financial statements have been included in the Statement of Additional Information and should be considered only as bearing on the ability of the Company to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the Investment Portfolios. The value of the Investment Portfolios is affected primarily by the performance of the underlying investments.

The financial statements of Jefferson National Life Annuity Account G are included in the Statement of Additional Information.

Independent Registered Public Accounting Firm

The statutory-basis financial statements of Jefferson National Life Insurance Company as of December 31, 2016 and 2015, and for each of the three years in the period ended December 31, 2016 and the financial statements of Jefferson National Life Annuity Account G as of December  31, 2016 and for each of the two years in the period ended December 31, 2016 appearing in this Statement of Additional Information have been audited by BDO USA, LLP, Independent Registered Public Accounting Firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

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Appendix A: Investment Options

Fund Name Investment Adviser	Objective	Early Cutoff *
Advisors Preferred Trust
Managed by Advisors Preferred, LLC
Gold Bullion Strategy	Returns that reflect the performance of the price of Gold Bullion.	3:30PM
Alger Portfolios
Managed by Fred Alger Management, Inc.
Alger Capital Appreciation (Class I-2)	Long term capital appreciation.
Alger Large Cap Growth (Class I-2)	Long term capital appreciation.
Alger Mid Cap Growth (Class I-2)	Long term capital appreciation.
AllianceBernstein Variable Products Series Fund, Inc.
Managed by AllianceBernstein L.P.
AB VPS Dynamic Asset Allocation (Class B)	Total return.
AB VPS Global Thematic Growth (Class B)	Long-term growth of capital.
AB VPS Growth and Income (Class A)	Long term growth of capital.
AB VPS International Growth (Class B)	Long-term growth of capital.
AB VPS International Value (Class B)	Long-term growth of capital.
AB VPS Small/Mid Cap Value (Class B)	Long term growth of capital.
ALPS Variable Investment Trust
Managed by ALPS Advisors, Inc.
ALPS/Alerian Energy Infrastructure (Class III)	Investment results that correspond (before fees and expenses) generally to the price and yield performance of the Alerian Energy Infrastructure Index.
ALPS|RedRocks Listed Private Equity (Class III)	Maximize total return, which consists of appreciation on its investments and a variable income stream.
Morningstar Aggressive Growth ETF Asset Allocation (Class II)	Capital appreciation.
Morningstar Balanced ETF Asset Allocation (Class II)	Capital appreciation and some current income.
Morningstar Conservative ETF Asset Allocation (Class II)	Current income and preservation of capital.
Morningstar Growth ETF Asset Allocation (Class II)	Capital appreciation.
Morningstar Income & Growth ETF Asset Allocation (Class II)	Current income and capital appreciation.
American Century Variable Portfolios
Managed by American Century Investment Management, Inc.
American Century VP Balanced (Class I)	Long-term capital growth & current income.
American Century VP Income & Growth (Class I)	Capital appreciation. Income is secondary.
American Century VP Inflation Protection (Class II)	Long-term total return to protect against U.S. inflation.
American Century VP International (Class I)	Capital growth.
American Century VP Large Company Value (Class I)	Long-term capital growth. Income is a secondary objective.
American Century VP Ultra (Class I)	Long-term capital growth.
American Century VP Value (Class I)	Long-term capital growth over time. Income is secondary.
American Funds Insurance Series
Managed by Capital Research and Management Company
American Funds Asset Allocation	High total return (including income and capital gains) consistent with preservation of capital over the long term.
American Funds Blue Chip Income and Growth	Income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.
American Funds Bond	As high level of current income as is consistent with the preservation of capital.
American Funds Global Bond	High level of total return consistent with prudent investment management over the long term.
American Funds Growth	Growth of capital.
American Funds Growth-Income	Long-term growth of capital and income.
American Funds High-Income Bond	High level of current income. Capital appreciation is secondary.
American Funds International Fund	Long-term growth of capital.
American Funds Managed Risk Asset Allocation	High total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.
American Funds Managed Risk Blue Chip Income and Growth

Produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection.

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Fund Name Investment Adviser	Objective	Early Cutoff *
American Funds Mortgage	Current income and preservation of capital.
American Funds New World	Long-term capital appreciation.
Blackrock Variable Series Funds, Inc.
Managed by BlackRock Advisors, LLC
BlackRock Equity Dividend (Class III)	Long-term total return and current income.
BlackRock Global Allocation (Class III)	High total investment return.
BlackRock High Yield (Class III)	High level of current income; capital appreciation is a secondary objective.
BlackRock iShares Alternatives Strategy	Long term growth of capital and risk adjusted returns.
BlackRock iShares Dynamic Fixed Income	Long term growth of capital and risk adjusted returns.
BlackRock Large Cap Core (Class III)	High total investment return.
BlackRock Large Cap Growth (Class III)	Long-term capital growth.
BlackRock Large Cap Value (Class III)	Long-term capital growth.
BlackRock Total Return (Class III)	Total return consistent with income generation and prudent investment management.
BlackRock U.S. Government Bond (Class III)	Total return consistent with income generation and prudent investment management.
Calvert Variable Products
Managed by Calvert Research and Management
Calvert VP SRI Balanced (Class F)	Provide a competitive total return through an actively managed portfolio of stocks, bonds, and money market instruments which offer income and capital growth opportunity.
Columbia Management Investment Advisers, LLC
Managed by Columbia Management Investment Advisers, LLC
Columbia VP - AQR Managed Futures Strategy	Positive absolute returns.
Columbia VP - Select Large-Cap Value (Class I)	Long-term capital appreciation.
Columbia VP - Select Smaller-Cap Value (Class I)	Long-term capital appreciation.
Columbia VP - Seligman Global Technology (Class II)	Long-term capital appreciation.
Columbia VP - Strategic Income (Class II)	Multi-asset fixed income.
Credit Suisse Trust
Managed by Credit Suisse Asset Management
Credit Suisse Trust - Commodity Return Strategy	Total return.
Delaware VIP Trust.
Managed by Delaware Management Company
Delaware VIP Small Cap Value Series	Capital Appreciation
DFA Investment Dimensions Group, Inc.
Managed by Dimensional Fund Advisors LP
VA Global Bond	Provide a market rate of return for a fixed income portfolio with low relative volatility of returns.
DFA VA Global Moderate Allocation	Total return consisting of capital appreciation and current income.
VA International Small	Long-term capital appreciation.
VA International Value	Long-term capital appreciation.
VA Short-Term Fixed	Stable real return in excess of the rate of inflation with minimum risk.
VA US Large Value	Long-term capital appreciation.
VA US Targeted Value	Long-term capital appreciation.
Dreyfus Variable Investment Fund
Managed by the Dreyfus Corporation
Dreyfus VIF International Value (Initial)	Long-term capital growth.
The Dreyfus Investment Portfolios
Managed by the Dreyfus Corporation
Dreyfus Small Cap Stock Index	To match the performance of the S&P Small Cap 600 Index.
Dreyfus Socially Responsible Growth	Capital growth with current income as a secondary goal.
Dreyfus Stock Index	To match the performance of the S&P 500 Index.
Eaton Vance Variable Trust
Managed by Eaton Vance Management
Eaton Vance VT Floating-Rate Income	High level of current income.

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Fund Name Investment Adviser	Objective	Early Cutoff *
Federated Insurance Series
Various Investment Advisers
Federated High Income Bond II (Primary) Managed by Federated Investment Management Company	High current income.
Federated Kaufmann II (Service) Managed by Federated Equity Investment Management Company of Pennsylvania (subadvised by Federated Global Investment Management Corp.)	Capital appreciation.
Federated Managed Volatility II Managed by Federated Global Investment Management Cor., Federated Investment Management Company and Federated Equity Management Company of Pennsylvania.	High current income and moderate capital appreciation.
Fidelity® Variable Insurance Products
Managed by Fidelity Management & Research Company unless otherwise indicated.
Fidelity VIP Balanced (Service 2)	Income and capital growth consistent with reasonable risk.
Fidelity VIP Contrafund (Service 2)	Long-term capital appreciation.
Fidelity VIP Disciplined Small Cap (Service 2)	Capital appreciation.
Fidelity VIP Equity-Income (Service 2)	Reasonable income and capital appreciation. The fund’s goal is to achieve a yield which exceeds the composite yield on securities comprising the Standard & Poor’s 500 Index.
Fidelity VIP Freedom Income (Service 2)	High total return with a secondary objective of principal preservation.
Fidelity VIP Growth (Service 2)	Capital appreciation.
Fidelity VIP Growth & Income (Service 2)	High total return through a combination of current income and capital appreciation.
Fidelity VIP Growth Opportunities (Service 2)	Capital growth.
Fidelity VIP High Income (Service 2)	High level of current income, while also considering growth of capital.
Fidelity VIP International Capital Appreciation (Service 2)	Capital appreciation.
Fidelity VIP Investment Grade Bond (Service 2)	High a level of current income as is consistent with the preservation of capital.
Fidelity VIP Mid Cap (Service 2)	Long-term growth of capital.
Fidelity VIP Overseas (Service 2)	Long-term growth of capital.
Fidelity VIP Real Estate (Service 2) Managed by Fidelity SelectCo, LLC	Above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500 Index.
Fidelity VIP Strategic Income (Service 2)	High level of current income. The fund may also seek capital appreciation.
Fidelity VIP Value (Service 2)	Capital appreciation.
First Eagle Variable Funds
Managed by First Eagle Investment Management, LLC
First Eagle Overseas Variable Fund	Long-term growth of capital.
Franklin Templeton Variable Insurance Products Trust
Managed by Franklin Advisers, Inc. unless indicated otherwise
Franklin Global Real Estate VIP (Class 2) Managed by Franklin Templeton Institutional, LLC	High total return.
Franklin Income VIP (Class 2)	Maximize income while maintaining prospects for capital appreciation.
Franklin Mutual Shares VIP (Class 2) Managed by Franklin Mutual Advisers, LLC	Capital appreciation with income as its secondary goal.
Franklin Rising Dividends VIP (Class 2)	Long-term capital appreciation.
Franklin Strategic Income VIP (Class 2)	High level of current income with capital appreciation over the long term as its secondary goal.
Franklin U.S. Government Securities VIP (Class 2)	Income.
Templeton Global Bond VIP (Class 2)	High current income, consistent with preservation of capital. Capital appreciation is a secondary consideration.

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Fund Name Investment Adviser	Objective	Early Cutoff *
Goldman Sachs Variable Insurance Trust
Managed by Goldman Sachs Asset Management, L.P.
Goldman Sachs VIT Multi-Strategy Alternatives

Achieve its investment objective by investing in a combination of underlying variable insurance funs and mutual funds that currently exist or that may become available for investment in the future for which Goldman Sachs Asset Management, L.P. (“GSAM” or the “Investment Advisor”) or an affiliate now or in the future acts as investment adviser or principal underwriter (the “Underlying Funds”).

Goldman Sachs VIT Strategic Income	Total return comprised of income and capital appreciation.
Guggenheim Variable Insurance Funds
Managed by Security Investors, LLC unless indicated otherwise
Guggenheim VIF Floating Rate Strategies (Series F) Managed by Guggenheim Partners Investment Management, LLC	High level of current income while maximizing total return.
Guggenheim VIF Global Managed Futures Strategy	Positive total returns over time.
Guggenheim VIF High Yield (Series P)	High current income. Capital appreciation is a secondary objective.
Guggenheim VT Long Short Equity	Long-term capital appreciation.
Guggenheim VIF Multi-Hedge Strategies	Long-term capital appreciation with less risk than traditional equity funds.
Guggenheim VIF Small Cap Value (Series Q)	Long-term capital appreciation.
Guggenheim VIF StylePlus Large Growth (Series Y)	Long-term growth of capital.
Guggenheim VIF StylePlus Mid Growth (Series J)	Long-term growth of capital.
Guggenheim VIF U.S. Total Return Bond (Series E)	Provide total return, comprised of current income and capital appreciation.
Rydex VIF Banking	Capital appreciation.	3:50PM
Rydex VIF Basic Materials	Capital appreciation.	3:50PM
Rydex VIF Biotechnology	Capital appreciation.	3:50PM
Rydex VIF Commodities Strategy	Provide investment results that correlate to the performance of the S&P GSCI™ Commodity Index.	3:50PM
Rydex VIF Consumer Products	Capital appreciation.	3:50PM
Rydex VIF Dow 2x Strategy	Investment results that match 200% of the performance of the Dow Jones Industrial Average (DJIA) Index on a daily basis.	3:55PM
Rydex VIF Electronics	Capital appreciation.	3:50PM
Rydex VIF Energy	Capital appreciation.	3:50PM
Rydex VIF Energy Services	Capital appreciation.	3:50PM
Rydex VIF Europe 1.25x Strategy	Investment results that correlate to 125% of the daily price movement of the Dow Jones Stoxx 50 Index.	3:55PM
Rydex VIF Financial Services	Capital appreciation.	3:50PM
Rydex VIF Government Long Bond 1.2x Strategy	Investment results that correspond to 120% of the daily price movement of the Long Treasury Bond.	3:55PM
Rydex VIF Health Care	Capital appreciation.	3:50PM
Rydex VIF High Yield Strategy	Investment results that correlate, before fees and expenses, to the performance of the high yield bond market.	3:45PM
Rydex VIF Internet	Capital appreciation.	3:50PM
Rydex VIF Inverse Dow 2x Strategy	Investment returns that inversely correlate to 200% of the daily performance of the DJIA.	3:55PM
Rydex VIF Inverse Government Long Bond Strategy	Total returns that inversely correlate to the daily price movement of the Long Treasury Bond.	3:55PM
Rydex VIF Inverse Mid-Cap Strategy	Investment returns that inversely correlate to the daily performance of the S&P MidCap 400 Index.	3:55PM
Rydex VIF Inverse NASDAQ-100 Strategy	Investment returns that inversely correlate to the performance of the NASDAQ 100 Index.	3:55PM
Rydex VIF Inverse Russell 2000 Strategy	Investment returns that inversely correlate to the daily performance of the Russell 2000 Index.	3:55PM
Rydex VIF Inverse S&P 500 Strategy	Investment returns that inversely correlate to the daily performance of the S&P 500 Index.	3:55PM
Rydex VIF Japan 2x Strategy	Provide investment results that correlate, before fees and expenses, to 200% of the fair value of the Nikkei 225 Stock Average on a daily basis.	3:55PM

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Fund Name Investment Adviser	Objective	Early Cutoff *
Rydex VIF Leisure	Capital appreciation.	3:50PM
Rydex VIF Mid-Cap 1.5x Strategy	Investment results that correlate to 150% of the performance of the S&P MidCap 400® Index on a daily basis.	3:55PM
Rydex VIF NASDAQ-100 Strategy	Investment returns that correspond to a benchmark for over-the-counter securities.	3:55PM
Rydex VIF NASDAQ-100 2x Strategy	Investment returns that correlate to 200% of the performance of the NASDAQ 100 Index on a daily basis.	3:55PM
Rydex VIF Nova	Investment results that match the performance of a specific benchmark on a daily basis.	3:55PM
Rydex VIF Precious Metals	Capital appreciation.	3:50PM
Rydex VIF Real Estate	Capital appreciation.	3:50PM
Rydex VIF Retailing	Capital appreciation.	3:50PM
Rydex VIF Russell 2000 1.5x Strategy	Investment results that correlate to 150% of the performance of the Russell 2000 Index on a daily basis.	3:55PM
Rydex VIF Russell 2000 2x Strategy	Investment results that correlate to 200% of the performance of the Russell 2000 Index on a daily basis.	3:55PM
Rydex VIF S&P 500 Pure Growth	Investment returns that correlate to the performance of the S&P 500/Citigroup Pure Growth Index.	3:50PM
Rydex VIF S&P 500 Pure Value	Investment returns that correlate to the performance of the S&P 500/Citigroup Pure Value Index.	3:50PM
Rydex VIF S&P 500 2x Strategy	Investment results that correlate to 200% of the performance of the S&P 500 index on a daily basis.	3:55PM
Rydex VIF S&P MidCap 400 Pure Growth	Investment returns that correlate to the performance of the S&P 400/Citigroup Pure Growth Index.	3:50PM
Rydex VIF S&P MidCap 400 Pure Value	Investment returns that correlate to the performance of the S&P 400/Citigroup Pure Value Index.	3:50PM
Rydex VIF S&P SmallCap 600 Pure Growth	Investment returns that correlate to the performance of the S&P SmallCap 600/Citigroup Pure Growth Index.	3:50PM
Rydex VIF S&P SmallCap 600 Pure Value	Investment returns that correlate to the performance of the S&P SmallCap 600/Citigroup Pure Value Index.	3:50PM
Rydex VIF Strengthening Dollar 2x Strategy	Investment results that correlate to 200% of the performance of the U.S. Dollar Index on a daily basis.	3:55PM
Rydex VIF Technology	Capital appreciation.	3:50PM
Rydex VIF Telecommunications	Capital appreciation.	3:50PM
Rydex VIF Transportation	Capital appreciation.	3:50PM
Rydex VIF Utilities	Capital appreciation.	3:50PM
Rydex VIF Weakening Dollar 2X Strategy	To match the performance of a specific benchmark on a daily basis. The current benchmark is 200% of the inverse performance of the US Dollar Index.	3:55PM
INVESCO Variable Insurance Funds
Managed by Invesco Advisers, Inc.
Invesco V.I. Balanced-Risk Allocation (Series II)	Total return with a low to moderate correlation to traditional financial market indices.
Invesco V.I. Comstock (Series I)	Capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.
Invesco V.I. Core Equity (Series I)	Long term growth of capital.
Invesco V.I. Core Plus Bond (Series I)	Total return, comprised of current income and capital appreciation.
Invesco V.I. Diversified Dividend (Series I)	Reasonable current income and long-term growth of income and capital.
Invesco V.I. Equity and Income (Series I)	Capital appreciation and current income.
Invesco V.I. Global Health Care (Series I)	Long term growth of capital.
Invesco V.I. Global Real Estate (Series I)	Total return through growth of capital and current income.
Invesco V.I. Government Money Market (Series I)	Current income as is consistent with preservation of capital and daily liquidity.
Invesco V.I. Government Securities (Series I)	Total return, comprised of current income and capital appreciation.
Invesco V.I. Growth and Income (Series I)	Long term growth of capital and income.
Invesco V.I. High Yield (Series I)	Total return, comprised of current income and capital appreciation.
Invesco V.I. International Growth (Series I)	Long-term growth of capital.
Invesco V.I. Mid Cap Core Equity (Series II)	Long-term growth of capital.
Invesco V.I. Technology (Series I)	Long-term growth of capital.

33

Fund Name Investment Adviser	Objective	Early Cutoff *
Ivy Variable Insurance Portfolios
Managed by Waddell & Reed Investment Management Company
Ivy VIP Asset Strategy (Class A)	Total return.
Ivy VIP Balanced (Class A)	Total return through a combination of capital appreciation and current income.
Ivy VIP Bond (Class A)	Current income consistent with preservation of capital.
Ivy VIP Energy (Class A)	Capital growth and appreciation.
Ivy VIP Global Bond (Class A)	A high level of current income. Capital appreciation is a secondary objective.
Ivy VIP Global Natural Resources (Class A)	Capital growth and appreciation.
Ivy VIP High Income (Class A)	Total return through a combination of high current income and capital appreciation.
Ivy VIP Limited Term Bond (Class A)	Current income consistent with preservation of capital.
Ivy VIP Mid Cap Growth (Class A)	Growth of capital.
Ivy VIP Science and Technology (Class A)	Growth of capital.
Ivy VIP Value (Class A)	Capital appreciation.
Janus Aspen Series
Managed by Janus Capital Management LLC
Janus Aspen Balanced (Institutional)	Long-term capital growth, consistent with preservation of capital and balanced by current income.
Janus Aspen Enterprise (Institutional)	Long-term growth of capital.
Janus Aspen Flexible Bond (Service)	Maximum total return, consistent with preservation of capital.
Janus Aspen Forty (Institutional)	Long-term growth of capital.
Janus Aspen Global Research (Institutional)	Long term growth of capital.
Janus Aspen Global Unconstrained Bond (Service)	Maximize total return, consistent with preservation of capital.
Janus Aspen INTECH U.S. Low Volatility (Service)	Capital appreciation.
Janus Aspen Janus Fund (Institutional)	Long-term growth of capital.
Janus Aspen Overseas (Institutional)	Long-term growth of capital.
Janus Aspen Perkins Mid Cap Value (Institutional)	Capital appreciation.
John Hancock Variable Insurance Trust
Managed by John Hancock Investment Management Services, LLC
Emerging Markets Value	Long term capital appreciation.
JP Morgan Insurance Trust
Managed by J.P. Morgan Investment Management Inc.
JP Morgan Global Allocation	Long term total return.
JP Morgan Income Builder	Capital appreciation.
Lazard Retirement Series, Inc.
Managed by Lazard Asset Management LLC
Lazard Retirement Emerging Markets Equity	Long-term capital appreciation.
Lazard Retirement Global Dynamic Multi Asset	Total return with volatility of approximately 10% over a full market cycle.
Lazard Retirement International Equity	Long-term capital appreciation.
Lazard Retirement U.S. Small-Mid Cap Equity	Long-term capital appreciation.
Lazard Retirement U.S. Strategic Equity	Long-term capital appreciation.
Legg Mason Partners Variable Equity Trust
Managed by Legg Mason Partners Fund Advisor, LLC
ClearBridge Variable Aggressive Growth (Class I)	Capital appreciation.
ClearBridge Variable Dividend Strategy (Class I)	High level of current income, with long-term capital appreciation as its secondary objective.
ClearBridge Variable Large Cap Growth (Class I)	Long-term growth of capital.
ClearBridge Variable Small Cap Growth (Class II)	Long-term growth of capital.
QS Legg Mason Dynamic Multi-Strategy (Class II)	The highest total return (a combination of income and long-term capital appreciation) over time, consistent with its asset mix; seeking to reduce volatility is a secondary objective.
Western Asset Variable Global High Yield Bond (Class I)	To maximize total return.

34

Fund Name Investment Adviser	Objective	Early Cutoff *
Lord Abbett Series Fund, Inc.
Managed by Lord, Abbett & Co. LLC
Lord Abbett Bond Debenture (Class VC)	High current income and the opportunity for capital appreciation to produce a high total return.
Lord Abbett Calibrated Dividend Growth (Class VC)	Current income and capital appreciation.
Lord Abbett Growth and Income (Class VC)	Long-term growth of capital and income without excessive fluctuations in market value.
Lord Abbett International Opportunities (Class VC)	Long-term capital appreciation.
Mainstay VP Funds Trust
Managed by New York Life Investment Management LLC
MainStay VP Convertible (Service Class 2)	Capital appreciation together with current income.
Merger Fund VL
Managed by Westchester Capital Management, LLC
The Merger Fund VL	Capital growth by engaging in merger arbitrage.
MFS Variable Insurance Trust
Managed by MFS
MFS Growth Series	Capital appreciation.
MFS Value Series	Capital appreciation.
Nationwide Variable Insurance Trust
Managed by Nationwide Fund Advisors
DFA Nationwide VIT Capital Appreciation (Class P)	Growth of capital and secondarily current income.
DFA Nationwide VIT Moderate (Class P)	High level of total return consistent with moderate level of risk.
Nationwide VIT Bond Index (Class Y)	To match the performance of the Bloomberg Barclays U.S. Aggregate Bond Index as closely as possible before the deduction of Fund expenses.
Nationwide VIT International Index (Class Y)	To match the performance of the MSCI EAFE Index as closely as possible before the deduction of Fund expenses.
Nationwide VIT Mid Cap Index (Class Y)	Capital appreciation.
Nationwide VIT Multi-Manager International Value (Class I)	Long term capital appreciation.
Nationwide VIT Multi-Manager Mid Cap Value (Class I)	Long term capital appreciation.
Nationwide VIT S&P 500 Index (Class Y)	Long-term capital appreciation.
Nationwide VIT Small Cap Index (Class Y)	To match the performance of the Russell 2000 Index as closely as possible before the deduction of Fund expenses.
Neuberger Berman NVIT Socially Responsible (Class I)	Long term growth of capital by investing primarily in securities of companies that meet the Funds’ financial criteria and social policy.
Neuberger Berman Advisers Management Trust
Managed by Neuberger Berman Management LLC
Neuberger Berman U.S. Equity Index PutWrite Strategy (Class S)	Capital appreciation with an emphasis on absolute (i.e. positive) returns.
Neuberger Berman AMT Large Cap Value (Class I)	Long term growth of capital.
Neuberger Berman AMT Mid-Cap Growth (Class I)	Growth of capital.
Neuberger Berman AMT Mid-Cap Intrinsic Value (Class I)	Growth of capital.
Neuberger Berman AMT Short Duration Bond (Class I)	Highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.
Northern Lights Variable Trust
Various Investment Advisers
7Twelve Balanced Portfolio Managed by 7Twelve Advisors, LLC	Superior volatility risk-adjusted returns when compared to the bond and equity markets in general.
BTS Tactical Fixed Income Managed by BTS Asset Management, Inc.	Total return.
Power Dividend Index Managed by W.E. Donaghue	Total return.
Power Momentum Index Managed by W.E. Donaghue	Total return.
Power Income (Class 2) Managed by W.E. Donoghue & Co., Inc.	Total return from income and capital appreciation with capital preservation as a secondary objective.
Probabilities Fund Managed by Probabilities Fund Management, LLC	Capital appreciation.
TOPS Aggressive Growth ETF (Class 1) Managed by Valmark Advisers, Inc.	Capital appreciation.
TOPS Balanced ETF (Class 1) Managed by Valmark Advisers, Inc.	Income and capital appreciation.

35

Fund Name Investment Adviser	Objective	Early Cutoff *
TOPS Conservative ETF (Class 1) Managed by Valmark Advisers, Inc.	Preserve capital and provide moderate income and moderate capital appreciation.
TOPS Conservative ETF (Class 2) Managed by Valmark Advisers, Inc.	To preserve capital and provide moderate income and moderate capital appreciation.
TOPS Growth ETF (Class 1) Managed by Valmark Advisers, Inc.	Capital appreciation.
TOPS Managed Risk Balanced ETF (Class 1) Managed by Valmark Advisers, Inc.	Income and capital appreciation with less volatility than the fixed income and equity markets as a whole.
TOPS Managed Risk Balanced ETF (Class 2) Managed by Valmark Advisers, Inc.	Income and capital appreciation with less volatility than the fixed income and equity markets as a whole.
TOPS Managed Risk Growth ETF (Class 1) Managed by Valmark Advisers, Inc.	Capital appreciation with less volatility than the equity markets as a whole.
TOPS Managed Risk Growth ETF (Class 2) Managed by Valmark Advisers, Inc.	Capital appreciation with less volatility than the equity markets as a whole.
TOPS Managed Risk Moderate Growth ETF (Class 1) Managed by Valmark Advisers, Inc.	Capital appreciation with less volatility than the equity markets as a whole.
TOPS Managed Risk Moderate Growth ETF (Class 2) Managed by Valmark Advisers, Inc.	Capital appreciation with less volatility than the equity markets as a whole.
TOPS Moderate Growth ETF (Class 1) Managed by Valmark Advisers, Inc.	Capital appreciation.
Northern Lights Variable Fund Trust
Managed by Anchor Capital Management Group, Inc.
Anchor Tactical Credit Strategies	Total return from income and capital appreciation with a secondary objective of limiting risk during unfavorable market conditions.
Oppenheimer Variable Account Funds
Managed by OFI Global Asset Management, Inc.
Oppenheimer Total Return Bond/VA (Service)	Total return.
Oppenheimer Global /VA (Service)	Capital appreciation.
Oppenheimer Global Multi-Alternatives/VA (Service)	Total return.
Oppenheimer Global Strategic Income/VA (Service)	Total return.
Oppenheimer International Growth/VA (Service)	Capital appreciation.
Oppenheimer Main Street /VA (Service)	Capital appreciation.
PIMCO Variable Insurance Trust
Managed by PIMCO
PIMCO All Asset (Admin. Class)	Maximum real return, consistent with preservation of real capital and prudent investment management.
PIMCO All Asset All Authority (Admin. Class)	Maximum real return, consistent with preservation of real capital and prudent investment management.
PIMCO All Asset All Authority (Inst. Class)	Maximum real return, consistent with preservation of real capital and prudent investment management.
PIMCO CommodityRealReturn Strategy (Admin. Class)	Maximum real return, consistent with prudent investment management.
PIMCO Emerging Markets Bond (Admin. Class)	Maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Foreign Bond - Unhedged (Admin. Class)	Maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Foreign Bond - US Dollar Hedged (Admin. Class)	Maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Global Core Bond(Hedged) (Admin. Class)	Total return which exceeds that of its benchmarks, consistent with prudent investment management.
PIMCO Global Bond - Unhedged (Admin. Class)	Maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Global Multi-Asset Managed Allocation (Admin. Class)	Total return which exceeds that of a blend of 60% MSCI World Index/40% Barclays U.S. Aggregate Index
PIMCO High Yield (Admin. Class)	Maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Income (Admin. Class)	Maximize current income. Long-term capital appreciation is a secondary objective.
PIMCO Long-Term U.S. Government (Admin. Class)	Maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Low Duration (Admin. Class)	Maximum total return, consistent with preservation of capital and prudent investment management.

36

Fund Name Investment Adviser	Objective	Early Cutoff *
PIMCO Real Return (Admin. Class)	Maximum real return, consistent with preservation of real capital and prudent investment management.
PIMCO Short-Term (Admin. Class)	Maximum current income, consistent with preservation of capital and daily liquidity.
PIMCO Total Return (Admin. Class)	Maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Unconstrained Bond (Admin. Class)	Maximum long-term return, consistent with preservation of capital and prudent investment management.
Pioneer Variable Contracts Trust
Managed by Pioneer Investment Management, Inc.
Pioneer Bond VCT (Class II)	Current income.
Pioneer Emerging Markets VCT (Class II)	Long-term growth of capital.
Pioneer Equity Income VCT (Class II)	Current income and long-term growth of capital.
Pioneer Fund VCT (Class II)	Reasonable income and capital growth.
Pioneer High Yield VCT (Class II)	Maximize total return (income plus capital appreciation).
Pioneer Mid Cap Value VCT (Class II)	Capital appreciation.
Pioneer Strategic Income VCT (Class II)	A high level of current income.
ProFunds
Managed by ProFund Advisors
Access VP High Yield	Seeks to provide investment results that correspond generally to the total return of the high yield market, consistent with maintaining reasonable liquidity.	2:55PM
ProFunds VP Asia 30	Seeks investment results, before fees and expenses, that correspond to the performance of the ProFunds Asia 30 Index.	3:55PM
ProFunds VP Banks	Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Banks Index.	3:55PM
ProFunds VP Basic Materials	Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Basic Materials Index.	3:55PM
ProFunds VP Bear

Seeks investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P 500. The fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

3:55PM
ProFunds VP Biotechnology	Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Biotechnology Index.	3:55PM
ProFunds VP Bull (Investor Class)	Seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500.	3:55PM
ProFunds VP Consumer Goods	Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Consumer Goods Index.	3:55PM
ProFunds VP Consumer Services	Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Consumer Services Index.	3:55PM
ProFunds VP Emerging Markets	Seeks investment results, before fees and expenses, that correspond to the performance of the Bank of New York Mellon Emerging Markets 50 ADR Index.	3:55PM
ProFunds VP Europe 30	Seeks investment results, before fees and expenses, that correspond to the performance of the Pro-Funds Europe 30 Index.	3:55PM
ProFunds VP Falling US Dollar	Seeks investment results, before fees and expenses, that correspond to the performance of the basket of currencies included in the U.S. Dollar Index.	3:55PM
ProFunds VP Financials	Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Financials Index.	3:55PM
ProFunds VP Government Money Market	Seeks a high level of current income consistent with liquidity and preservation of capital.	3:55PM
ProFunds VP Health Care	Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Health Care Index.	3:55PM
ProFunds VP Industrials	Seeks investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Industrials Index.	3:55PM
ProFunds VP International	Seeks investment results, before fees and expenses, that correspond to the performance of the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index.	3:55PM
ProFunds VP Internet	Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones Internet Composite Index.	3:55PM

37

Fund Name Investment Adviser	Objective	Early Cutoff *
ProFunds VP Japan

Seeks investment results, before fees and expenses, that correspond to the performance of the Nikkei 225 Stock Average. Seeks return consistent with investment of equities of the Index hedged to US dollars that is not affected by currency movements in the yen versus the US dollar.

3:55PM
ProFunds VP Large-Cap Growth	Seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500 Growth Index.	3:55PM
ProFunds VP Large-Cap Value	Seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500 Value Index.	3:55PM
ProFunds VP Mid-Cap	Seeks investment results, before fees and expenses, that correspond to the performance of the S&P MidCap 400.	3:55PM
ProFunds VP Mid-Cap Growth	Seeks investment results, before fees and expenses, that correspond to the performance of the S&P MidCap 400 Growth Index.	3:55PM
ProFunds VP Mid-Cap Value	Seeks investment results, before fees and expenses, that correspond to the performance of the S&P MidCap 400 Value Index.	3:55PM
ProFunds VP NASDAQ-100	Seeks investment results, before fees and expenses, that correspond to the performance of the NASDAQ-100 Index.	3:55PM
ProFunds VP Oil and Gas	Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Oil and Gas Index.	3:55PM
ProFunds VP Pharmaceuticals	Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Pharmaceuticals Index.	3:55PM
ProFunds VP Precious Metals	Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones Precious Metals Index.	3:55PM
ProFunds VP Real Estate	Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Real Estate Index.	3:55PM
ProFunds VP Rising Rates Opportunity

Seeks investment results, before fees and expenses, that correspond to one and one-quarter times the inverse of the daily price movement of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”). The fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

3:55PM
ProFunds VP Semiconductor	Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Semiconductors Index.	3:55PM
ProFunds VP Short Emerging Markets

Seeks investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of The Bank of New York Mellon Emerging Markets 50 ADR Index. The fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

3:55PM
ProFunds VP Short International

Seeks investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the MSCI EAFE Index. The fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

3:55PM
ProFunds VP Short Mid-Cap

Seeks investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P MidCap 400. The fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

3:55PM
ProFunds VP Short NASDAQ-100

Seeks investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the NASDAQ-100 Index. The fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

3:55PM
ProFunds VP Short Small-Cap

Seeks investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Russell 2000 Index. The fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

3:55PM
ProFunds VP Small Cap	Seeks investment results, before fees and expenses, that correspond to the performance of the Russell 2000 Index.	3:55PM
ProFunds VP Small-Cap Growth	Seeks investment results, before fees and expenses, that correspond to the performance of the S&P SmallCap 600 Growth Index.	3:55PM
ProFunds VP Small-Cap Value	Seeks investment results, before fees and expenses, that correspond to the performance of the S&P SmallCap 600 Value Index.	3:55PM
ProFunds VP Technology	Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Technology Index.	3:55PM
ProFunds VP Telecommunications	Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S Telecommunications Index.	3:55PM

38

Fund Name Investment Adviser	Objective	Early Cutoff *
ProFunds VP U.S. Government Plus

Seeks investment results, before fees and expenses, that correspond to one and one-quarter times (1.25x) the daily price movement of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”). The fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

3:55PM
ProFunds VP UltraBull

Seeks investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the S&P 500. The fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

3:55PM
ProFunds VP UltraMid-Cap

Seeks investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the S&P MidCap 400. The fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

3:55PM
ProFunds VP UltraNASDAQ-100

Seeks investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the NASDAQ-100 Index. The fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

3:55PM
ProFunds VP UltraShort NASDAQ-100

Seeks investment results, before fees and expenses, that correspond to twice (2x the inverse (opposite) of the daily performance of the NASDAQ-100 Index. The fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

3:55PM
ProFunds VP UltraSmall-Cap

Seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Russell 2000 Index. The fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

3:55PM
ProFunds VP Utilities	Seeks investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Utilities Index.	3:55PM
Putnam Variable Trust
Managed by Putnam Management
Putnam VT Absolute Return 500 Fund (Class IB)

To earn a positive total return that exceeds the return on U.S. Treasury bills by 500 basis points (or 5.00%) on an annualized basis over a reasonable period of time (generally at least three years or more) regardless of market conditions.

Putnam VT American Government Income (Class IB)	High current income with preservation of capital as its secondary objective.
Putnam VT Diversified Income (Class IB)	As high a level of current income as Putnam Investment Management, LLC believes is consistent with preservation of capital.
Putnam VT Equity Income (Class IB)	Capital growth and current income.
Putnam VT High Yield (Class IB)	High current income. Capital growth is a secondary goal when consistent with achieving high current income.
Putnam VT Income (Class IB)	High current income consistent with what Putnam Management believes to be prudent risk.
Redwood Investment Management, LLC
Managed by Redwood
Redwood Managed Volatility Portfolio	Seeks a combination of total return and prudent management of portfolio downside volatility and downside loss.
Royce Capital Fund
Managed by Royce & Associates, LLC
Royce Micro-Cap (Investment Class)	Long-term growth of capital.
Royce Small-Cap (Investment Class)	Long-term growth of capital.

SEI Insurance Products Trust
Managed by SEI Investments Management Corporation
SEI VP Balanced Strategy	Capital appreciation while maintaining broad equity and fixed income market participation.
SEI VP Conservative Strategy	Manage risk of loss while providing the opportunity for modest capital appreciation.
SEI VP Defensive Strategy	Manage risk of loss while providing the opportunity for limited capital appreciation.
SEI VP Market Growth Strategy	Capital appreciation while maintaining broad equity and fixed income market participation.
SEI VP Market Plus Strategy	Long-term capital appreciation.
SEI VP Moderate Strategy	Capital appreciation, while managing the risk of loss.

39

Fund Name Investment Adviser	Objective	Early Cutoff *
T. Rowe Price Equity Series, Inc.
Managed by T. Rowe Price Associates, Inc.
T. Rowe Price Blue Chip Growth (Class II)	Long-term capital growth. Income is a secondary objective.
T. Rowe Price Equity Income	High level of dividend income and long-term capital growth primarily through investments in stocks.
T. Rowe Price Health Sciences (Class II)	Long term capital appreciation.
T. Rowe Price Limited-Term Bond (Class II)	High level income consistent with moderate fluctuations of principle value.
The Timothy Plan
Managed by Timothy Partners, Ltd.
Timothy Plan Conservative Growth VS	Moderate levels of long-term capital growth.
Timothy Plan Strategic Growth VS	Medium to high levels of long-term capital growth.
Third Avenue Variable Series Trust
Managed by Third Avenue Management, LLC
Third Avenue Value	Long-term capital appreciation.
Tortoise Capital Advisors, L.L.C
Managed by Tortoise Capital Advisors, L.L.C.
Tortoise VIP MLP & Pipeline	Total return.
VanEck VIP Trust
Managed by Van Eck Associates Corporation
VanEck VIP Emerging Markets (Initial Class)	Long-term capital appreciation. Income is a secondary consideration.
VanEck VIP Global Gold (Class S)	Long-term capital appreciation by investing in common stocks of gold-mining companies.
VanEck VIP Global Hard Assets (Initial Class)	Long-term capital appreciation. Income is a secondary consideration.
VanEck VIP Unconstrained Emerging Markets Bond (Initial Class)	High total return-income plus capital appreciation.
Vanguard Variable Insurance Fund
Managed by The Vanguard Group, Inc. unless indicated otherwise
Vanguard Balanced Managed by Wellington Management Company, LLP	Long-term capital appreciation and reasonable current income.	2:30PM
Vanguard Capital Growth Managed by PRIMECAP Management Company	Long-term capital appreciation.	2:30PM
Vanguard Diversified Value Managed by Barrow, Hanley, Mewhinney & Strauss, LLC	Long-term capital appreciation and income.	2:30PM
Vanguard Equity Income Managed by Wellington Management Company, LLP and The Vanguard Group, Inc.	An above-average level of current income and reasonable long-term capital appreciation.	2:30PM
Vanguard Equity Index	To track the performance of a benchmark index that measures the investment return of large-capitalization stocks.	2:30PM
Vanguard Growth Managed by Delaware Investment Fund Advisers, Wellington Management Company, LLP, and William Blair & Company	Long-term capital appreciation.	2:30PM
Vanguard High Yield Bond Managed by Wellington Management Company, LLP	High level of current income.	2:30PM
Vanguard International Managed by Baillie Gifford Overseas Ltd., M&G Investment Management Limited, Schroder Investment Management North American Inc.	Long-term capital appreciation.	2:30PM
Vanguard Mid-Cap Index	Track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.	2:30PM
Vanguard REIT Index	Provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs.	2:30PM
Vanguard Short-Term Investment Grade	Current income while maintaining limited price volatility.	2:30PM
Vanguard Small Company Growth Managed by Granahan Investment Management, Inc., The Vanguard Group, Inc.	Long-term capital appreciation.	2:30PM
Vanguard Total Bond Market Index	Track the performance of a broad, market-weighted bond index.	2:30PM
Vanguard Total Stock Market Index	Track the performance of a benchmark index that measures the investment return of the overall stock market.	2:30PM

40

Fund Name Investment Adviser	Objective	Early Cutoff *
Virtus Variable Insurance Trust
Managed by Virtus Investment Advisers, Inc.
Virtus Equity Trend	Long-term capital appreciation.
Virtus Duff & Pheps International Series I	High total return consistent with reasonable risk.
Virtus Newfleet Multi-Sector Intermediate Bond Series A	Long-term total return.
Virtus Duff & Phelps Real Estate Securities Series A	Capital appreciation and income with approximately equal emphasis.
Wells Fargo Advantage Variable Trust
Managed by Wells Fargo Funds Management, LLC
Wells Fargo Advantage VT Discovery (Class 2)	Long term capital appreciation.
Wells Fargo Advantage VT Opportunity (Class 2)	Long-term capital appreciation.

* We must receive transfer requests involving these Investment Portfolios no later than the time shown. This list may change anytime without notice. Any transfer involving these Investment Portfolios received after the applicable cut-off time set forth in the chart, including a transfer request involving any other Investment Portfolio not listed or any Investment Portfolio with an earlier cut-off time will be processed on the next business day.  This restriction applies only to transfers between sub-accounts involving an Investment Portfolio that imposes an early cut-off.  It does not apply to Purchase Payments or Contract Withdrawals.

41

Appendix B - CONDENSED FINANCIAL INFORMATION

Accumulation Unit Value History

The following schedule includes Accumulation Unit Values for the periods indicated. This data has been taken from the Jefferson National Life Annuity Account G’s financial statements. This information should be read in conjunction with Jefferson National Life Annuity Account G’s financial statements and related notes which are included in the Statement of Additional Information. The tables below provide per unit information about the financial history of each Sub-Account for the periods ended December 31.

42

Jefferson National Life Insurance Company

Jefferson National Life Annuity Account G - Monument Advisor

CONDENSED FINANCIAL INFORMATION

The tables below provide per unit information about the financial history of each Sub-account.

The inception of the funds is May 4, 2005 unless otherwise noted.

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007

AB VARIABLE PRODUCTS SERIES FUND, INC.:
Dynamic Asset Allocation Portfolio (inception November 16, 2012)
Beginning AUV	$12.052	$12.211	$11.718	$10.469	$10.020	N/A	N/A	N/A	N/A	N/A
Ending AUV	$12.458	$12.052	$12.211	$11.718	$10.469	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	38	120	86	33	0	N/A	N/A	N/A	N/A	N/A

Global Thematic Growth Portfolio (inception November 19, 2010)
Beginning AUV	$11.988	$11.679	$11.143	$9.065	$8.005	$10.451	$10.011	N/A	N/A	N/A
Ending AUV	$11.883	$11.988	$11.679	$11.143	$9.065	$8.005	$10.451	N/A	N/A	N/A

Ending number of AUs (000s)	25	33	21	32	32	8	0	N/A	N/A	N/A

Growth and Income Portfolio (inception May 1, 2006)
Beginning AUV	$17.879	$17.580	$16.048	$11.891	$10.118	$9.517	$8.415	$6.965	$11.726	$11.155
Ending AUV	$19.899	$17.879	$17.580	$16.048	$11.891	$10.118	$9.517	$8.415	$6.965	$11.726

Ending number of AUs (000s)	511	444	421	331	173	80	42	45	35	39

International Growth Portfolio (inception May 1, 2008)
Beginning AUV	$8.788	$8.984	$9.113	$8.041	$6.978	$8.312	$7.381	$5.301	$10.085	N/A
Ending AUV	$8.167	$8.788	$8.984	$9.113	$8.041	$6.978	$8.312	$7.381	$5.301	N/A

Ending number of AUs (000s)	159	148	168	150	86	77	64	46	22	N/A

International Value Portfolio (inception May 1, 2008)
Beginning AUV	$7.343	$7.171	$7.666	$6.246	$5.470	$6.789	$6.509	$4.845	$10.080	N/A
Ending AUV	$7.284	$7.343	$7.171	$7.666	$6.246	$5.470	$6.789	$6.509	$4.845	N/A

Ending number of AUs (000s)	227	197	183	261	77	60	54	34	70	N/A

Small Mid Cap Value Portfolio (inception May 1, 2006)
Beginning AUV	$18.966	$20.111	$18.459	$13.412	$11.321	$12.389	$9.787	$6.860	$10.677	$10.516
Ending AUV	$23.668	$18.966	$20.111	$18.459	$13.412	$11.321	$12.389	$9.787	$6.860	$10.677

Ending number of AUs (000s)	436	297	336	285	266	265	208	117	97	83

ADVISORS PREFERRED TRUST:
Gold Bullion Strategy Portfolio (inception November 15, 2013)
Beginning AUV	$7.881	$8.993	$9.316	$10.000	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$8.421	$7.881	$8.993	$9.316	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	650	274	152	41	N/A	N/A	N/A	N/A	N/A	N/A

THE ALGER PORTFOLIOS:
Capital Appreciation Portfolio
Beginning AUV	$34.957	$32.919	$28.938	$21.406	$18.094	$18.149	$15.917	$10.534	$19.199	$14.378
Ending AUV	$35.132	$34.957	$32.919	$28.938	$21.406	$18.094	$18.149	$15.917	$10.534	$19.199

Ending number of AUs (000s)	355	486	409	396	260	222	109	110	65	300

Large Cap Growth Portfolio
Beginning AUV	$22.409	$22.031	$19.850	$14.695	$13.376	$13.422	$11.838	$8.022	$14.898	$12.420
Ending AUV	$22.224	$22.409	$22.031	$19.850	$14.695	$13.376	$13.422	$11.838	$8.022	$14.898

Ending number of AUs (000s)	89	101	161	169	106	75	71	93	106	110

Mid Cap Growth Portfolio
Beginning AUV	$20.007	$20.325	$18.817	$13.852	$11.920	$12.996	$10.886	$7.176	$17.231	$13.097
Ending AUV	$20.201	$20.007	$20.325	$18.817	$13.852	$11.920	$12.996	$10.886	$7.176	$17.231

Ending number of AUs (000s)	58	38	66	70	35	44	87	95	19	194

43

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007

ALPS VARIABLE INSURANCE TRUST:
ALPS Alerian Energy Infrastructure Portfolio II (inception May 1, 2013)
Beginning AUV	$7.447	$11.997	$10.720	$9.850	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.486	$7.447	$11.997	$10.720	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	1,124	871	594	311	N/A	N/A	N/A	N/A	N/A	N/A

ALPS Red Rock Listed Private Equity Portfolio (inception May 1, 2015)
Beginning AUV	$9.250	$9.250	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$9.987	$9.250	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	49	26	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Morningstar Aggressive Growth ETF Asset Allocation Portfolio II (inception May 1, 2008)
Beginning AUV	$12.620	$12.988	$12.432	$10.525	$9.217	$9.706	$8.425	$6.619	$10.114	N/A
Ending AUV	$14.035	$12.620	$12.988	$12.432	$10.525	$9.217	$9.706	$8.425	$6.619	N/A

Ending number of AUs (000s)	86	45	30	45	4	1	3	3	—	N/A

Morningstar Balanced ETF Asset Allocation Portfolio II (inception May 1, 2008)
Beginning AUV	$12.913	$13.206	$12.636	$11.296	$10.194	$10.285	$9.214	$7.709	$10.080	N/A
Ending AUV	$14.007	$12.913	$13.206	$12.636	$11.296	$10.194	$10.285	$9.214	$7.709	N/A

Ending number of AUs (000s)	714	652	398	281	235	247	242	89	59	N/A

Morningstar Conservative ETF Asset Allocation Portfolio II (inception May 1, 2008)
Beginning AUV	$12.148	$12.297	$11.966	$11.666	$11.089	$10.751	$10.106	$9.334	$10.019	N/A
Ending AUV	$12.707	$12.148	$12.297	$11.966	$11.666	$11.089	$10.751	$10.106	$9.334	N/A

Ending number of AUs (000s)	292	178	360	344	303	148	156	144	28	N/A

Morningstar Growth ETF Asset Allocation Portfolio II (inception May 1, 2008)
Beginning AUV	$12.887	$13.219	$12.641	$10.847	$9.606	$9.973	$8.759	$7.027	$10.102	N/A
Ending AUV	$14.137	$12.887	$13.219	$12.641	$10.847	$9.606	$9.973	$8.759	$7.027	N/A

Ending number of AUs (000s)	465	391	281	175	151	161	75	37	1	N/A

Morningstar Income and Growth ETF Asset Allocation Portfolio II (inception May 1, 2008)
Beginning AUV	$12.513	$12.727	$12.320	$11.478	$10.641	$10.527	$9.669	$8.534	$10.048	N/A
Ending AUV	$13.311	$12.513	$12.727	$12.320	$11.478	$10.641	$10.527	$9.669	$8.534	N/A

Ending number of AUs (000s)	221	150	182	153	146	61	61	26	5	N/A

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:
Balanced Fund
Beginning AUV	$18.628	$19.120	$17.405	$14.822	$13.257	$12.586	$11.275	$9.763	$12.255	$11.678
Ending AUV	$19.930	$18.628	$19.120	$17.405	$14.822	$13.257	$12.586	$11.275	$9.763	$12.255

Ending number of AUs (000s)	369	262	122	129	133	70	78	101	77	101

VP Income & Growth Fund
Beginning AUV	$18.969	$20.099	$17.865	$13.153	$11.463	$11.117	$9.739	$8.247	$12.607	$12.616
Ending AUV	$21.526	$18.969	$20.099	$17.865	$13.153	$11.463	$11.117	$9.739	$8.247	$12.607

Ending number of AUs (000s)	406	333	326	234	340	67	66	54	82	89

VP Inflation Protection Fund
Beginning AUV	$14.138	$14.495	$14.032	$15.332	$14.278	$12.777	$12.157	$11.028	$11.207	$10.234
Ending AUV	$14.758	$14.138	$14.495	$14.032	$15.332	$14.278	$12.777	$12.157	$11.028	$11.207

Ending number of AUs (000s)	543	342	223	199	428	409	334	246	123	106

44

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.: (continued)
VP International Fund
Beginning AUV	$17.870	$17.735	$18.769	$15.333	$12.655	$14.387	$12.699	$9.494	$17.206	$14.574
Ending AUV	$16.887	$17.870	$17.735	$18.769	$15.333	$12.655	$14.387	$12.699	$9.494	$17.206

Ending number of AUs (000s)	115	151	121	94	116	88	64	50	84	156

VP Large Company Value Fund (inception May 1, 2007)
Beginning AUV	$13.249	$13.786	$12.214	$9.300	$7.990	$7.901	$7.120	$5.931	$9.457	$10.037
Ending AUV	$15.269	$13.249	$13.786	$12.214	$9.300	$7.990	$7.901	$7.120	$5.931	$9.457

Ending number of AUs (000s)	320	324	124	78	63	47	13	17	11	3

VP Mid Cap Value Fund (inception November 20, 2009)
Beginning AUV	$21.602	$21.916	$18.825	$14.468	$12.437	$12.524	$10.502	$9.991	N/A	N/A
Ending AUV	$26.540	$21.602	$21.916	$18.825	$14.468	$12.437	$12.524	$10.502	N/A	N/A

Ending number of AUs (000s)	376	424	688	474	364	125	47	—	N/A	N/A

VP Ultra Fund (inception May 1, 2007)
Beginning AUV	$19.614	$18.457	$16.780	$12.241	$10.745	$10.632	$9.159	$6.811	$11.638	$10.019
Ending AUV	$20.486	$19.614	$18.457	$16.780	$12.241	$10.745	$10.632	$9.159	$6.811	$11.638

Ending number of AUs (000s)	133	91	36	97	55	116	14	2	80	117

VP Value Fund
Beginning AUV	$20.033	$20.842	$18.431	$13.992	$12.212	$12.090	$10.659	$8.893	$12.144	$12.802
Ending AUV	$24.135	$20.033	$20.842	$18.431	$13.992	$12.212	$12.090	$10.659	$8.893	$12.144

Ending number of AUs (000s)	524	368	415	266	187	195	181	149	107	101

AMERICAN FUNDS INSURANCE SERIES:
Asset Allocation Fund (inception November 15, 2013)
Beginning AUV	$10.888	$10.766	$10.237	$10.036	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$11.886	$10.888	$10.766	$10.237	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	1,259	1,101	345	14	N/A	N/A	N/A	N/A	N/A	N/A

Blue Chip Income and Growth Fund (inception November 15, 2013)
Beginning AUV	$11.576	$11.960	$10.388	$10.023	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$13.717	$11.576	$11.960	$10.388	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	752	220	169	10	N/A	N/A	N/A	N/A	N/A	N/A

Bond Fund (inception November 15, 2013)
Beginning AUV	$10.426	$10.434	$9.924	$10.000	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.719	$10.426	$10.434	$9.924	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	293	670	572	7	N/A	N/A	N/A	N/A	N/A	N/A

Global Bond Fund (inception November 15, 2013)
Beginning AUV	$9.676	$10.107	$9.992	$10.008	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$9.910	$9.676	$10.107	$9.992	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	159	118	53	1	N/A	N/A	N/A	N/A	N/A	N/A

Growth Fund (inception November 15, 2013)
Beginning AUV	$12.004	$11.263	$10.405	$10.057	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$13.111	$12.004	$11.263	$10.405	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	1,042	664	203	10	N/A	N/A	N/A	N/A	N/A	N/A

45

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007

AMERICAN FUNDS INSURANCE SERIES: (continued)
Growth-Income Fund (inception November 15, 2013)
Beginning AUV	$11.652	$11.512	$10.433	$10.043	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$12.963	$11.652	$11.512	$10.433	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	896	644	214	10	N/A	N/A	N/A	N/A	N/A	N/A

High-Income Bond Fund (inception November 15, 2013)
Beginning AUV	$9.392	$10.145	$10.109	$10.009	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$11.016	$9.392	$10.145	$10.109	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	700	63	29	9	N/A	N/A	N/A	N/A	N/A	N/A

International Fund (inception November 15, 2013)
Beginning AUV	$9.743	$10.229	$10.531	$10.079	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.056	$9.743	$10.229	$10.531	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	1,123	719	283	17	N/A	N/A	N/A	N/A	N/A	N/A

Managed Risk Asset Allocation Fund (inception November 15, 2013)
Beginning AUV	$10.409	$10.522	$10.225	$10.034	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$11.167	$10.409	$10.522	$10.225	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	162	102	79	15	N/A	N/A	N/A	N/A	N/A	N/A

Managed Risk Blue Chip Income and Growth Fund (inception November 15, 2013)
Beginning AUV	$10.373	$11.205	$10.365	$10.028	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$11.762	$10.373	$11.205	$10.365	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	114	32	59	2	N/A	N/A	N/A	N/A	N/A	N/A

Mortgage Fund (inception November 15, 2013)
Beginning AUV	$10.559	$10.390	$9.897	$10.010	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.771	$10.559	$10.390	$9.897	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	251	583	39	0	N/A	N/A	N/A	N/A	N/A	N/A

New World Fund (inception July 31, 2015)
Beginning AUV	$9.514	$10.050	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$9.993	$9.514	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	530	125	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

BLACKROCK VARIABLE SERIES TRUST FUNDS:
Equity Dividend V.I. Fund (inception November 18, 2011)
Beginning AUV	$15.709	$15.838	$14.522	$11.700	$10.456	$10.013	N/A	N/A	N/A	N/A
Ending AUV	$18.231	$15.709	$15.838	$14.522	$11.700	$10.456	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	275	258	286	282	240	43	N/A	N/A	N/A	N/A

Global Allocation V.I. Fund (inception November 18, 2011)
Beginning AUV	$12.689	$12.817	$12.574	$10.990	$9.994	$9.986	N/A	N/A	N/A	N/A
Ending AUV	$13.172	$12.689	$12.817	$12.574	$10.990	$9.994	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	1,396	1,242	1,298	736	247	21	N/A	N/A	N/A	N/A

High Yield V.I. Fund (inception February 3, 2012)
Beginning AUV	$11.948	$12.423	$12.119	$11.113	$10.042	N/A	N/A	N/A	N/A	N/A
Ending AUV	$13.478	$11.948	$12.423	$12.119	$11.113	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	1,925	854	1,226	1,412	1,341	N/A	N/A	N/A	N/A	N/A

46

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007

BLACKROCK VARIABLE SERIES TRUST FUNDS: (continued)
iShares Alternative Strategies Fund (inception May 1, 2015)
Beginning AUV	$9.459	$10.020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.047	$9.459	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	119	18	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

iShares Dynamic Fixed Income Fund (inception May 1, 2015)
Beginning AUV	$9.566	$9.800	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$9.884	$9.566	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	56	32	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Large Cap Core V.I. Fund (inception November 18, 2011)
Beginning AUV	$17.388	$17.347	$15.478	$11.620	$10.338	$9.991	N/A	N/A	N/A	N/A
Ending AUV	$19.172	$17.388	$17.347	$15.478	$11.620	$10.338	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	42	44	42	12	4	—	N/A	N/A	N/A	N/A

Large Cap Growth V.I. Fund (inception November 18, 2011)
Beginning AUV	$18.433	$17.981	$15.779	$11.812	$10.288	$9.972	N/A	N/A	N/A	N/A
Ending AUV	$19.824	$18.433	$17.981	$15.779	$11.812	$10.288	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	44	53	54	28	16	—	N/A	N/A	N/A	N/A

Large Cap Value V.I. Fund (inception November 18, 2011)
Beginning AUV	$17.249	$17.620	$15.773	$11.845	$10.459	$10.033	N/A	N/A	N/A	N/A
Ending AUV	$19.521	$17.249	$17.620	$15.773	$11.845	$10.459	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	34	33	33	20	5	—	N/A	N/A	N/A	N/A

Total Return V.I. Fund (inception November 18, 2011)
Beginning AUV	$11.013	$11.021	$10.369	$10.507	$10.000	$9.983	N/A	N/A	N/A	N/A
Ending AUV	$11.283	$11.013	$11.021	$10.369	$10.507	$10.000	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	885	718	664	266	33	—	N/A	N/A	N/A	N/A

U.S. Government Bond V.I. Fund (inception February 3, 2012)
Beginning AUV	$10.343	$10.334	$9.789	$10.119	$9.963	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.444	$10.343	$10.334	$9.789	$10.119	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	200	131	59	11	3	N/A	N/A	N/A	N/A	N/A

CALVERT VARIABLE PRODUCTS:
SRI Balanced Fund (inception May 1, 2014)
Beginning AUV	$10.460	$10.730	$10.019	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$11.235	$10.460	$10.730	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	43	31	3	N/A	N/A	N/A	N/A	N/A	N/A	N/A

COLUMBIA FUNDS VARIABLE SERIES TRUST:
AQR Managed Futures Strategy Portfolio (inception December 18, 2015
Beginning AUV	$9.989	$10.000	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$9.082	$9.989	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	1,060	91	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Select Large-Cap Value Portfolio (inception March 14, 2011)
Beginning AUV	$15.915	$16.732	$15.014	$10.873	$9.174	$10.009	N/A	N/A	N/A	N/A
Ending AUV	$19.090	$15.915	$16.732	$15.014	$10.873	$9.174	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	204	124	139	118	162	125	N/A	N/A	N/A	N/A

47

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007

COLUMBIA FUNDS VARIABLE SERIES TRUST: (continued)
Select Smaller-Cap Value Portfolio (inception March 14, 2011)
Beginning AUV	$15.873	$16.374	$15.439	$10.393	$8.814	$9.916	N/A	N/A	N/A	N/A
Ending AUV	$18.087	$15.873	$16.374	$15.439	$10.393	$8.814	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	295	318	169	215	47	9	N/A	N/A	N/A	N/A

Seligman Global Technology Portfolio II
Beginning AUV	$31.503	$28.688	$22.929	$18.273	$17.073	$18.174	$15.792	$9.740	$16.338	$14.172
Ending AUV	$37.493	$31.503	$28.688	$22.929	$18.273	$17.073	$18.174	$15.792	$9.740	$16.338

Ending number of AUs (000s)	202	97	235	178	137	52	40	40	8	18

Strategic Income Portfolio (inception May 1, 2016)
Beginning AUV	$10.000	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.409	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	54	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

CREDIT SUISSE TRUST:
Commodity Return Strategy Portfolio (inception May 1, 2006)
Beginning AUV	$5.022	$6.705	$8.079	$9.004	$9.196	$10.528	$9.025	$7.554	$11.396	$9.713
Ending AUV	$5.626	$5.022	$6.705	$8.079	$9.004	$9.196	$10.528	$9.025	$7.554	$11.396

Ending number of AUs (000s)	310	276	463	372	240	77	45	45	30	23

DFA INVESTMENT DIMENSIONS GROUP, INC:
VA Global Bond Portfolio (inception December 30, 2013)
Beginning AUV	$10.384	$10.262	$9.971	$9.981	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.527	$10.384	$10.262	$9.971	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	2,836	1,949	944	0	N/A	N/A	N/A	N/A	N/A	N/A

VA Global Moderate Allocation Portfolio (inception May 1, 2014)
Beginning AUV	$9.864	$10.104	$10.008	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.721	$9.864	$10.104	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	2,325	1,445	634	N/A	N/A	N/A	N/A	N/A	N/A	N/A

VA International Small Portfolio (inception December 30, 2013)
Beginning AUV	$9.990	$9.474	$10.052	$10.045	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.575	$9.990	$9.474	$10.052	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	1,758	1,442	703	0	N/A	N/A	N/A	N/A	N/A	N/A

VA International Value Portfolio (inception December 30, 2013)
Beginning AUV	$8.630	$9.308	$10.023	$10.009	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$9.383	$8.630	$9.308	$10.023	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	3,200	2,271	883	0	N/A	N/A	N/A	N/A	N/A	N/A

VA Short-Term Fixed Portfolio (inception December 30, 2013)
Beginning AUV	$9.974	$9.979	$9.962	$9.981	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.018	$9.974	$9.979	$9.962	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	1,526	1,273	739	0	N/A	N/A	N/A	N/A	N/A	N/A

VA U.S. Large Value Portfolio (inception December 30, 2013)
Beginning AUV	$10.497	$10.905	$9.994	$9.948	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$12.434	$10.497	$10.905	$9.994	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	3,560	2,715	1,035	0	N/A	N/A	N/A	N/A	N/A	N/A

48

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007

DFA INVESTMENT DIMENSIONS GROUP, INC: (continued)
VA U.S. Targeted Value Portfolio (inception December 30, 2013)
Beginning AUV	$9.786	$10.362	$9.988	$9.955	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$12.432	$9.786	$10.362	$9.988	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	2,314	1,614	862	0	N/A	N/A	N/A	N/A	N/A	N/A

DELAWARE VIP TRUST:
Small Cap Value Series (inception date July 31, 2015)
Beginning AUV	$9.380	$10.030	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$12.296	$9.380	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	645	20	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

THE DREYFUS INVESTMENT PORTFOLIOS:
Small Cap Stock Index Portfolio
Beginning AUV	$23.849	$24.418	$23.228	$16.508	$14.263	$14.183	$11.272	$9.015	$13.049	$13.135
Ending AUV	$29.985	$23.849	$24.418	$23.228	$16.508	$14.263	$14.183	$11.272	$9.015	$13.049

Ending number of AUs (000s)	838	557	622	438	165	126	98	104	134	158

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
Beginning AUV	$21.608	$22.321	$19.674	$14.645	$13.078	$12.962	$11.289	$8.440	$12.871	$11.941
Ending AUV	$23.849	$21.608	$22.321	$19.674	$14.645	$13.078	$12.962	$11.289	$8.440	$12.871

Ending number of AUs (000s)	36	46	44	41	12	21	3	10	8	3

DREYFUS STOCK INDEX FUND (inception December 30, 2013)
Beginning AUV	$11.430	$11.345	$9.999	$9.969	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$12.724	$11.430	$11.345	$9.999	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	928	466	357	0	N/A	N/A	N/A	N/A	N/A	N/A

DREYFUS VARIABLE INVESTMENT FUND:
International Value Portfolio
Beginning AUV	$12.481	$12.830	$14.149	$11.504	$10.210	$12.525	$11.991	$9.155	$14.606	$14.024
Ending AUV	$12.301	$12.481	$12.830	$14.149	$11.504	$10.210	$12.525	$11.991	$9.155	$14.606

Ending number of AUs (000s)	353	301	262	240	257	239	288	253	283	384

EATON VANCE VARIABLE TRUST:
Floating-Rate Income Fund (inception May 3, 2010)
Beginning AUV	$11.838	$11.953	$11.885	$11.448	$10.673	$10.407	$10.001	N/A	N/A	N/A
Ending AUV	$12.893	$11.838	$11.953	$11.885	$11.448	$10.673	$10.407	N/A	N/A	N/A

Ending number of AUs (000s)	5,371	2,789	3,055	3,160	1,240	749	281	N/A	N/A	N/A

FEDERATED INSURANCE SERIES:
High Income Bond Fund II
Beginning AUV	$20.306	$20.842	$20.296	$18.970	$16.539	$15.727	$13.708	$8.968	$12.118	$11.716
Ending AUV	$23.315	$20.306	$20.842	$20.296	$18.970	$16.539	$15.727	$13.708	$8.968	$12.118

Ending number of AUs (000s)	393	309	312	508	614	122	174	600	155	120

Kaufmann Fund II (inception November 1, 2006)
Beginning AUV	$18.445	$17.376	$15.878	$11.368	$9.715	$11.230	$9.537	$7.387	$12.717	$10.542
Ending AUV	$19.075	$18.445	$17.376	$15.878	$11.368	$9.715	$11.230	$9.537	$7.387	$12.717

Ending number of AUs (000s)	80	147	49	52	36	44	49	68	97	37

49

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007

FEDERATED INSURANCE SERIES: (continued)
Managed Volatility Fund II
Beginning AUV	$20.614	$22.299	$21.460	$17.628	$15.524	$14.817	$13.219	$10.305	$12.943	$12.441
Ending AUV	$22.199	$20.614	$22.299	$21.460	$17.628	$15.524	$14.817	$13.219	$10.305	$12.943

Ending number of AUs (000s)	382	801	789	519	171	63	34	38	30	59

FIDELITY VARIABLE INSURANCE PRODUCTS:
Balanced Portfolio (inception November 19, 2010)
Beginning AUV	$15.314	$15.259	$13.869	$11.627	$10.126	$10.529	$10.027	N/A	N/A	N/A
Ending AUV	$16.382	$15.314	$15.259	$13.869	$11.627	$10.126	$10.529	N/A	N/A	N/A

Ending number of AUs (000s)	537	537	431	266	80	18	4	N/A	N/A	N/A

Contrafund Portfolio (inception November 19, 2010)
Beginning AUV	$17.643	$17.570	$15.736	$12.016	$10.346	$10.643	$10.040	N/A	N/A	N/A
Ending AUV	$19.006	$17.643	$17.570	$15.736	$12.016	$10.346	$10.643	N/A	N/A	N/A

Ending number of AUs (000s)	1,231	1,433	1,221	891	420	183	37	N/A	N/A	N/A

Disciplined Small Cap Portfolio (inception November 19, 2010)
Beginning AUV	$17.948	$18.348	$17.486	$12.675	$10.690	$10.862	$10.029	N/A	N/A	N/A
Ending AUV	$21.952	$17.948	$18.348	$17.486	$12.675	$10.690	$10.862	N/A	N/A	N/A

Ending number of AUs (000s)	116	60	46	28	17	25	8	N/A	N/A	N/A

Equity-Income Portfolio (inception November 19, 2010)
Beginning AUV	$16.670	$17.408	$16.047	$12.554	$10.725	$10.655	$10.017	N/A	N/A	N/A
Ending AUV	$19.622	$16.670	$17.408	$16.047	$12.554	$10.725	$10.655	N/A	N/A	N/A

Ending number of AUs (000s)	136	129	175	153	68	25	—	N/A	N/A	N/A

Freedom Income Portfolio (inception May 1, 2016)
Beginning AUV	$10.000	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.187	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	4	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Growth Portfolio (inception November 19, 2010)
Beginning AUV	$19.658	$18.388	$16.564	$12.179	$10.646	$10.650	$10.040	N/A	N/A	N/A
Ending AUV	$19.766	$19.658	$18.388	$16.564	$12.179	$10.646	$10.650	N/A	N/A	N/A

Ending number of AUs (000s)	216	289	245	166	97	41	26	N/A	N/A	N/A

Growth & Income Portfolio (inception November 19, 2010)
Beginning AUV	$18.176	$18.649	$16.919	$12.697	$10.738	$10.594	$10.034	N/A	N/A	N/A
Ending AUV	$21.049	$18.176	$18.649	$16.919	$12.697	$10.738	$10.594	N/A	N/A	N/A

Ending number of AUs (000s)	144	119	109	79	58	4	—	N/A	N/A	N/A

Growth Opportunities Portfolio (inception November 19, 2010)
Beginning AUV	$21.112	$20.041	$17.903	$13.016	$10.909	$10.698	$10.114	N/A	N/A	N/A
Ending AUV	$21.126	$21.112	$20.041	$17.903	$13.016	$10.909	$10.698	N/A	N/A	N/A

Ending number of AUs (000s)	61	70	47	74	47	1	—	N/A	N/A	N/A

High Income Portfolio (inception November 19, 2010)
Beginning AUV	$12.199	$12.689	$12.576	$11.898	$10.439	$10.065	$9.983	N/A	N/A	N/A
Ending AUV	$13.927	$12.199	$12.689	$12.576	$11.898	$10.439	$10.065	N/A	N/A	N/A

Ending number of AUs (000s)	615	272	834	469	751	441	295	N/A	N/A	N/A

50

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007

FIDELITY VARIABLE INSURANCE PRODUCTS (continued)
International Capital Appreciation Portfolio (inception November 19, 2010)
Beginning AUV	$14.465	$14.049	$13.678	$11.262	$8.975	$10.285	$10.021	N/A	N/A	N/A
Ending AUV	$14.005	$14.465	$14.049	$13.678	$11.262	$8.975	$10.285	N/A	N/A	N/A

Ending number of AUs (000s)	402	206	143	174	130	18	6	N/A	N/A	N/A

Investment Grade Bond Portfolio (inception November 19, 2010)
Beginning AUV	$11.535	$11.634	$11.015	$11.248	$10.651	$9.951	$10.008	N/A	N/A	N/A
Ending AUV	$12.051	$11.535	$11.634	$11.015	$11.248	$10.651	$9.951	N/A	N/A	N/A

Ending number of AUs (000s)	1,371	1,159	1,006	133	545	312	—	N/A	N/A	N/A

Mid Cap Portfolio (inception November 19, 2010)
Beginning AUV	$14.962	$15.210	$14.344	$10.557	$9.215	$10.337	$10.019	N/A	N/A	N/A
Ending AUV	$16.746	$14.962	$15.210	$14.344	$10.557	$9.215	$10.337	N/A	N/A	N/A

Ending number of AUs (000s)	281	288	250	187	90	57	28	N/A	N/A	N/A

Overseas Portfolio (inception November 19, 2010)
Beginning AUV	$12.533	$12.133	$13.230	$10.164	$8.444	$10.215	$10.024	N/A	N/A	N/A
Ending AUV	$11.873	$12.533	$12.133	$13.230	$10.164	$8.444	$10.215	N/A	N/A	N/A

Ending number of AUs (000s)	614	506	260	272	55	41	10	N/A	N/A	N/A

Real Estate Portfolio (inception November 19, 2010)
Beginning AUV	$18.491	$17.867	$13.766	$13.547	$11.452	$10.625	$10.053	N/A	N/A	N/A
Ending AUV	$19.501	$18.491	$17.867	$13.766	$13.547	$11.452	$10.625	N/A	N/A	N/A

Ending number of AUs (000s)	546	507	572	332	222	187	26	N/A	N/A	N/A

Strategic Income Portfolio (inception November 19, 2010)
Beginning AUV	$11.655	$11.885	$11.497	$11.493	$10.427	$9.982	$9.992	N/A	N/A	N/A
Ending AUV	$12.590	$11.655	$11.885	$11.497	$11.493	$10.427	$9.982	N/A	N/A	N/A

Ending number of AUs (000s)	1,884	1,616	1,150	768	568	648	18	N/A	N/A	N/A

Value Portfolio (inception November 19, 2010)
Beginning AUV	$18.172	$18.350	$16.516	$12.495	$10.365	$10.650	$10.029	N/A	N/A	N/A
Ending AUV	$20.299	$18.172	$18.350	$16.516	$12.495	$10.365	$10.650	N/A	N/A	N/A

Ending number of AUs (000s)	169	171	164	68	15	2	—	N/A	N/A	N/A

FIRST EAGLE VARIABLE FUNDS:
Overseas Variable Fund (inception November 14, 2008)
Beginning AUV	$18.383	$18.050	$18.274	$16.137	$14.053	$14.997	$12.585	$10.465	$9.782	N/A
Ending AUV	$19.333	$18.383	$18.050	$18.274	$16.137	$14.053	$14.997	$12.585	$10.465	N/A

Ending number of AUs (000s)	1,695	1,337	1,161	949	662	526	385	238	27	N/A

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:
Global Real Estate II Fund (inception November 14, 2008)
Beginning AUV	$20.436	$20.320	$17.668	$17.268	$13.553	$14.365	$11.875	$9.972	$9.352	N/A
Ending AUV	$20.547	$20.436	$20.320	$17.668	$17.268	$13.553	$14.365	$11.875	$9.972	N/A

Ending number of AUs (000s)	179	231	159	149	116	86	55	48	—	N/A

Income II Fund (inception November 14, 2008)
Beginning AUV	$19.661	$21.154	$20.220	$17.746	$15.753	$15.386	$13.656	$10.071	$9.831	N/A
Ending AUV	$22.418	$19.661	$21.154	$20.220	$17.746	$15.753	$15.386	$13.656	$10.071	N/A

Ending number of AUs (000s)	661	712	992	683	438	323	454	628	—	N/A

51

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST: (continued)
Mutual Shares II Fund (inception November 14, 2008)
Beginning AUV	$20.453	$21.515	$20.085	$15.659	$13.707	$13.851	$12.457	$9.883	$9.690	N/A
Ending AUV	$23.737	$20.453	$21.515	$20.085	$15.659	$13.707	$13.851	$12.457	$9.883	N/A

Ending number of AUs (000s)	200	173	140	204	170	161	117	71	—	N/A

Rising Dividends Fund (inception July 31, 2015)
Beginning AUV	$9.645	$9.980	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$11.192	$9.645	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	367	4	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Strategic Income II Fund (inception November 14, 2008)
Beginning AUV	$16.803	$17.479	$17.160	$16.609	$14.731	$14.361	$12.948	$10.296	$10.000	N/A
Ending AUV	$18.137	$16.803	$17.479	$17.160	$16.609	$14.731	$14.361	$12.948	$10.296	N/A

Ending number of AUs (000s)	813	849	950	719	377	189	216	135	4	N/A

Templeton Global Bond II Fund (inception November 14, 2008)
Beginning AUV	$16.481	$17.223	$16.913	$16.642	$14.463	$14.590	$12.748	$10.741	$10.063	N/A
Ending AUV	$16.966	$16.481	$17.223	$16.913	$16.642	$14.463	$14.590	$12.748	$10.741	N/A

Ending number of AUs (000s)	2,178	2,690	2,724	2,244	1,282	902	544	250	18	N/A

U.S. Government Securities II Fund (inception November 14, 2008)
Beginning AUV	$12.343	$12.285	$11.883	$12.155	$11.930	$11.289	$10.722	$10.400	$10.008	N/A
Ending AUV	$12.425	$12.343	$12.285	$11.883	$12.155	$11.930	$11.289	$10.722	$10.400	N/A

Ending number of AUs (000s)	395	727	642	340	732	495	152	122	7	N/A

GOLDMAN SACHS VARIABLE INSURANCE TRUST:
Multi-Strategy Alternatives Fund (inception May 1, 2014)
Beginning AUV	$9.990	$9.990	$9.990	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$9.407	$9.381	$9.863	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	141	140	85	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Strategic Income Fund (inception October 30, 2015)
Beginning AUV	$9.906	$10.000	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$9.979	$9.906	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	174	10	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

GUGGENHEIM VARIABLE INSURANCE FUNDS:
Floating Rate Strategies Fund (Series F) (inception May 1, 2013)
Beginning AUV	$10.568	$10.492	$10.248	$9.996	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$11.473	$10.568	$10.492	$10.248	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	1,984	1,487	999	1,498	N/A	N/A	N/A	N/A	N/A	N/A

Global Managed Futures Strategy Fund (inception November 14, 2008)
Beginning AUV	$8.183	$8.311	$7.415	$7.228	$8.140	$8.909	$9.235	$9.622	$9.996	N/A
Ending AUV	$6.975	$8.183	$8.311	$7.415	$7.228	$8.140	$8.909	$9.235	$9.622	N/A

Ending number of AUs (000s)	353	444	318	257	211	216	149	234	226	N/A

High Yield Fund (Series P) (inception November 19, 2010)
Beginning AUV	$12.315	$12.822	$12.508	$11.648	$10.140	$10.144	$10.000	N/A	N/A	N/A
Ending AUV	$14.473	$12.315	$12.822	$12.508	$11.648	$10.140	$10.144	N/A	N/A	N/A

Ending number of AUs (000s)	1,558	54	58	578	434	32	39	N/A	N/A	N/A

52

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007

OPPENHEIMER VARIABLE ACCOUNT FUNDS: (inception November 18, 2011) (continued)
International Growth Fund
Beginning AUV	$14.810	$14.364	$15.471	$12.307	$10.114	$10.000	N/A	N/A	N/A	N/A
Ending AUV	$14.408	$14.810	$14.364	$15.471	$12.307	$10.114	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	892	801	618	406	65	—	N/A	N/A	N/A	N/A

Main Street® Fund
Beginning AUV	$18.256	$17.706	$16.038	$12.202	$10.464	$10.020	N/A	N/A	N/A	N/A
Ending AUV	$20.318	$18.256	$17.706	$16.038	$12.202	$10.464	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	150	153	98	123	51	—	N/A	N/A	N/A	N/A

Total Return Bond Fund
Beginning AUV	$11.941	$11.857	$11.089	$11.132	$10.104	$9.987	N/A	N/A	N/A	N/A
Ending AUV	$12.305	$11.941	$11.857	$11.089	$11.132	$10.104	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	140	342	161	31	235	1	N/A	N/A	N/A	N/A

PIMCO VARIABLE INSURANCE TRUST:
All Asset All Authority Portfolio (inception May 1, 2014)
Beginning AUV	$8.266	$9.430	$10.010	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$9.401	$8.266	$9.430	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	209	256	478	N/A	N/A	N/A	N/A	N/A	N/A	N/A

All Asset All Authority Portfolio - Institutional (inception September 10, 2014)
Beginning AUV	$8.165	$9.297	$9.980	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$9.291	$8.165	$9.297	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	85	84	52	N/A	N/A	N/A	N/A	N/A	N/A	N/A

All Asset Portfolio (inception May 1, 2006)
Beginning AUV	$14.117	$15.511	$15.437	$15.395	$13.394	$13.137	$11.616	$9.555	$11.354	$10.481
Ending AUV	$15.942	$14.117	$15.511	$15.437	$15.395	$13.394	$13.137	$11.616	$9.555	$11.354

Ending number of AUs (000s)	661	1,333	1,917	2,095	1,619	897	756	484	293	182

CommodityRealReturn Strategy Portfolio (inception May 1, 2006)
Beginning AUV	$5.907	$7.950	$9.746	$11.425	$10.841	$11.727	$9.418	$6.654	$11.838	$9.606
Ending AUV	$6.802	$5.907	$7.950	$9.746	$11.425	$10.841	$11.727	$9.418	$6.654	$11.838

Ending number of AUs (000s)	1,594	1,313	1,451	1,210	844	625	678	315	280	255

Emerging Markets Bond Portfolio (inception May 1, 2006)
Beginning AUV	$16.585	$16.965	$16.713	$17.961	$15.238	$14.333	$12.780	$9.792	$11.463	$10.834
Ending AUV	$18.792	$16.585	$16.965	$16.713	$17.961	$15.238	$14.333	$12.780	$9.792	$11.463

Ending number of AUs (000s)	971	836	803	846	1,407	690	420	307	323	122

Foreign Bond Unhedged Portfolio (inception November 14, 2008)
Beginning AUV	$12.422	$13.368	$13.314	$14.236	$13.494	$12.434	$11.358	$10.912	$9.959	N/A
Ending AUV	$12.795	$12.422	$13.368	$13.314	$14.236	$13.494	$12.434	$11.358	$10.912	N/A

Ending number of AUs (000s)	357	380	401	288	274	184	106	81	181	N/A

Foreign Bond US Dollar-Hedged Portfolio (inception May 1, 2006)
Beginning AUV	$17.374	$17.324	$15.585	$15.507	$13.989	$13.103	$12.078	$10.448	$10.705	$10.330
Ending AUV	$18.499	$17.374	$17.324	$15.585	$15.507	$13.989	$13.103	$12.078	$10.448	$10.705

Ending number of AUs (000s)	1,236	1,525	1,621	588	758	699	238	145	180	184

53

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007

PIMCO VARIABLE INSURANCE TRUST: (continued)
Global Bond Unhedged Portfolio (inception May 1, 2006)
Beginning AUV	$15.039	$15.671	$15.324	$16.743	$15.657	$14.556	$13.038	$11.159	$11.255	$10.257
Ending AUV	$15.647	$15.039	$15.671	$15.324	$16.743	$15.657	$14.556	$13.038	$11.159	$11.255

Ending number of AUs (000s)	139	129	196	206	259	254	151	146	338	104

Global Core Bond Hedged Portfolio (inception November 18, 2011)
Beginning AUV	$9.594	$10.102	$10.256	$10.588	$9.971	$10.000	N/A	N/A	N/A	N/A
Ending AUV	$10.245	$9.594	$10.102	$10.256	$10.588	$9.971	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	25	22	73	166	19	1	N/A	N/A	N/A	N/A

Global Multi-Asset Portfolio (inception November 19, 2010)
Beginning AUV	$10.522	$10.537	$10.064	$10.923	$10.033	$10.210	$10.000	N/A	N/A	N/A
Ending AUV	$10.947	$10.522	$10.537	$10.064	$10.923	$10.033	$10.210	N/A	N/A	N/A

Ending number of AUs (000s)	82	94	84	397	233	131	15	N/A	N/A	N/A

High Yield Portfolio (inception May 1, 2006)
Beginning AUV	$17.150	$17.436	$16.873	$15.958	$13.961	$13.510	$11.803	$8.415	$11.001	$10.629
Ending AUV	$19.284	$17.150	$17.436	$16.873	$15.958	$13.961	$13.510	$11.803	$8.415	$11.001

Ending number of AUs (000s)	1,680	1,273	1,094	3,612	4,501	3,227	2,462	3,319	437	103

Income Portfolio (inception May 1, 2016)
Beginning AUV	$10.000	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.549	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	1,671	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Long Term US Government Portfolio (inception November 1, 2006)
Beginning AUV	$19.409	$19.682	$15.871	$18.232	$17.458	$13.657	$12.237	$12.798	$10.911	$9.941
Ending AUV	$19.539	$19.409	$19.682	$15.871	$18.232	$17.458	$13.657	$12.237	$12.798	$10.911

Ending number of AUs (000s)	216	245	305	69	103	215	84	116	132	87

Low Duration Portfolio (inception November 1, 2006)
Beginning AUV	$13.866	$13.823	$13.706	$13.725	$12.966	$12.824	$12.180	$10.748	$10.793	$10.052
Ending AUV	$14.061	$13.866	$13.823	$13.706	$13.725	$12.966	$12.824	$12.180	$10.748	$10.793

Ending number of AUs (000s)	2,300	2,296	2,033	2,001	1,776	1,603	867	630	625	229

Real Return Portfolio
Beginning AUV	$14.770	$15.181	$14.726	$16.221	$14.915	$13.357	$12.356	$10.439	$11.229	$10.150
Ending AUV	$15.538	$14.770	$15.181	$14.726	$16.221	$14.915	$13.357	$12.356	$10.439	$11.229

Ending number of AUs (000s)	1,270	1,187	1,247	1,168	1,842	1,498	1,037	834	595	359

Short Term Portfolio
Beginning AUV	$12.871	$12.730	$12.640	$12.569	$12.230	$12.168	$11.917	$11.055	$11.089	$10.613
Ending AUV	$13.176	$12.871	$12.730	$12.640	$12.569	$12.230	$12.168	$11.917	$11.055	$11.089

Ending number of AUs (000s)	1,476	1,862	1,211	1,380	718	742	522	500	279	270

Total Return Portfolio
Beginning AUV	$17.230	$17.153	$16.449	$16.778	$15.310	$14.777	$13.669	$11.987	$11.438	$10.519
Ending AUV	$17.691	$17.230	$17.153	$16.449	$16.778	$15.310	$14.777	$13.669	$11.987	$11.438

Ending number of AUs (000s)	5,635	5,525	4,763	5,987	5,409	3,776	3,318	2,552	2,022	1,670

54

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007

PIMCO VARIABLE INSURANCE TRUST: (continued)
Unconstrained Bond Portfolio (inception February 3, 2012)
Beginning AUV	$10.698	$10.881	$10.560	$10.679	$9.990	N/A	N/A	N/A	N/A	N/A
Ending AUV	$11.204	$10.698	$10.881	$10.560	$10.679	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	912	1,006	1,178	1,332	490	N/A	N/A	N/A	N/A	N/A

PIONEER VARIABLE CONTRACTS TRUST:
Bond Portfolio (inception (inception November 9, 2007)
Beginning AUV	$15.684	$15.673	$14.815	$14.694	$13.553	$12.862	$11.806	$10.065	$10.154	$10.019
Ending AUV	$16.299	$15.684	$15.673	$14.815	$14.694	$13.553	$12.862	$11.806	$10.065	$10.154

Ending number of AUs (000s)	767	814	756	319	312	316	365	157	50	3

Emerging Markets Portfolio (inception November 1, 2006)
Beginning AUV	$8.198	$9.709	$11.134	$11.384	$10.195	$13.347	$11.545	$6.634	$15.910	$11.169
Ending AUV	$8.689	$8.198	$9.709	$11.134	$11.384	$10.195	$13.347	$11.545	$6.634	$15.910

Ending number of AUs (000s)	148	80	157	230	303	176	287	300	198	102

Equity Income Portfolio
Beginning AUV	$20.783	$20.737	$18.390	$14.274	$12.980	$12.272	$10.293	$9.038	$13.000	$12.930
Ending AUV	$24.842	$20.783	$20.737	$18.390	$14.274	$12.980	$12.272	$10.293	$9.038	$13.000

Ending number of AUs (000s)	300	244	332	221	211	372	208	139	225	193

Fund Portfolio
Beginning AUV	$19.503	$19.576	$17.672	$13.288	$12.086	$12.662	$10.941	$8.760	$13.346	$12.736
Ending AUV	$21.379	$19.503	$19.576	$17.672	$13.288	$12.086	$12.662	$10.941	$8.760	$13.346

Ending number of AUs (000s)	48	18	50	49	46	30	103	139	160	136

High Yield Portfolio
Beginning AUV	$17.679	$18.461	$18.515	$16.560	$14.312	$14.610	$12.417	$7.759	$12.055	$11.416
Ending AUV	$20.110	$17.679	$18.461	$18.515	$16.560	$14.312	$14.610	$12.417	$7.759	$12.055

Ending number of AUs (000s)	151	125	147	237	187	158	205	294	134	725

Mid Cap Value Portfolio
Beginning AUV	$18.919	$20.202	$17.598	$13.256	$11.961	$12.703	$10.775	$8.602	$12.986	$12.327
Ending AUV	$21.989	$18.919	$20.202	$17.598	$13.256	$11.961	$12.703	$10.775	$8.602	$12.986

Ending number of AUs (000s)	63	60	141	41	65	165	225	158	142	106

Strategic Income Portfolio (inception November 1, 2006)
Beginning AUV	$15.894	$16.139	$15.562	$15.420	$13.870	$13.657	$12.262	$9.488	$10.744	$10.121
Ending AUV	$17.057	$15.894	$16.139	$15.562	$15.420	$13.870	$13.657	$12.262	$9.488	$10.744

Ending number of AUs (000s)	759	948	823	825	742	417	559	582	296	541

PROFUNDS VP:
Access VP High Yield Fund (inception May 3, 2010)
Beginning AUV	$14.540	$14.518	$14.186	$12.894	$11.298	$10.997	$10.012	N/A	N/A	N/A
Ending AUV	$15.849	$14.540	$14.518	$14.186	$12.894	$11.298	$10.997	N/A	N/A	N/A

Ending number of AUs (000s)	68	65	204	496	1,074	684	141	N/A	N/A	N/A

Asia 30 Fund (inception May 3, 2010)
Beginning AUV	$9.768	$10.779	$10.950	$9.524	$8.248	$11.298	$10.072	N/A	N/A	N/A
Ending AUV	$9.830	$9.768	$10.779	$10.950	$9.524	$8.248	$11.298	N/A	N/A	N/A

Ending number of AUs (000s)	65	252	26	46	82	26	81	N/A	N/A	N/A

55

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007

PROFUNDS VP: (continued)
Banks Fund (inception November 19, 2010)
Beginning AUV	$15.895	$15.964	$14.463	$10.838	$8.124	$11.091	$9.965	N/A	N/A	N/A
Ending AUV	$19.587	$15.895	$15.964	$14.463	$10.838	$8.124	$11.091	N/A	N/A	N/A

Ending number of AUs (000s)	88	76	148	57	11	1	—	N/A	N/A	N/A

Basic Materials Fund (inception May 3, 2010)
Beginning AUV	$11.462	$13.316	$13.095	$11.057	$10.192	$12.155	$10.002	N/A	N/A	N/A
Ending AUV	$13.582	$11.462	$13.316	$13.095	$11.057	$10.192	$12.155	N/A	N/A	N/A

Ending number of AUs (000s)	89	54	34	80	23	4	45	N/A	N/A	N/A

Bear Fund (inception May 3, 2010)
Beginning AUV	$4.066	$4.276	$4.987	$6.789	$8.140	$8.934	$9.868	N/A	N/A	N/A
Ending AUV	$3.535	$4.066	$4.276	$4.987	$6.789	$8.140	$8.934	N/A	N/A	N/A

Ending number of AUs (000s)	168	124	45	822	53	7	9	N/A	N/A	N/A

Biotechnology Fund (inception May 3, 2010)
Beginning AUV	$33.972	$32.887	$25.351	$15.053	$10.698	$10.040	$10.057	N/A	N/A	N/A
Ending AUV	$28.714	$33.972	$32.887	$25.351	$15.053	$10.698	$10.040	N/A	N/A	N/A

Ending number of AUs (000s)	33	90	118	98	31	1	20	N/A	N/A	N/A

Bull Fund (inception May 3, 2010)
Beginning AUV	$17.375	$17.455	$15.659	$12.068	$10.596	$10.596	$10.129	N/A	N/A	N/A
Ending AUV	$19.053	$17.375	$17.455	$15.659	$12.068	$10.596	$10.596	N/A	N/A	N/A

Ending number of AUs (000s)	639	947	1,183	888	410	237	165	N/A	N/A	N/A

Consumer Goods Fund (inception May 3, 2010)
Beginning AUV	$19.330	$18.558	$16.836	$13.107	$11.823	$11.055	$10.096	N/A	N/A	N/A
Ending AUV	$20.015	$19.330	$18.558	$16.836	$13.107	$11.823	$11.055	N/A	N/A	N/A

Ending number of AUs (000s)	60	109	119	55	74	6	18	N/A	N/A	N/A

Consumer Services Fund (inception November 19, 2010)
Beginning AUV	$22.031	$21.044	$18.713	$13.379	$10.957	$10.386	$10.052	N/A	N/A	N/A
Ending AUV	$22.953	$22.031	$21.044	$18.713	$13.379	$10.957	$10.386	N/A	N/A	N/A

Ending number of AUs (000s)	59	84	195	246	93	4	1	N/A	N/A	N/A

Emerging Markets Fund (inception May 3, 2010)
Beginning AUV	$7.084	$8.573	$8.876	$9.485	$8.901	$11.085	$9.978	N/A	N/A	N/A
Ending AUV	$7.864	$7.084	$8.573	$8.876	$9.485	$8.901	$11.085	N/A	N/A	N/A

Ending number of AUs (000s)	125	35	75	67	200	3	106	N/A	N/A	N/A

Europe 30 Fund (inception May 3, 2010)
Beginning AUV	$11.219	$12.588	$13.779	$11.328	$9.716	$10.663	$9.975	N/A	N/A	N/A
Ending AUV	$12.095	$11.219	$12.588	$13.779	$11.328	$9.716	$10.663	N/A	N/A	N/A

Ending number of AUs (000s)	70	122	59	147	87	9	21	N/A	N/A	N/A

Falling U.S. Dollar Fund (inception November 19, 2010)
Beginning AUV	$7.392	$8.214	$9.398	$9.591	$9.665	$9.936	$10.027	N/A	N/A	N/A
Ending AUV	$6.959	$7.392	$8.214	$9.398	$9.591	$9.665	$9.936	N/A	N/A	N/A

Ending number of AUs (000s)	7	0	1	0	—	—	2	N/A	N/A	N/A

56

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007

PROFUNDS VP: (continued)
Financials Fund (inception May 3, 2010)
Beginning AUV	$15.593	$15.829	$14.019	$10.614	$8.509	$9.875	$10.169	N/A	N/A	N/A
Ending AUV	$17.981	$15.593	$15.829	$14.019	$10.614	$8.509	$9.875	N/A	N/A	N/A

Ending number of AUs (000s)	283	307	255	124	25	7	—	N/A	N/A	N/A

Health Care Fund (inception May 3, 2010)
Beginning AUV	$24.028	$22.879	$18.496	$13.234	$11.272	$10.237	$10.060	N/A	N/A	N/A
Ending AUV	$23.054	$24.028	$22.879	$18.496	$13.234	$11.272	$10.237	N/A	N/A	N/A

Ending number of AUs (000s)	62	179	229	161	73	5	7	N/A	N/A	N/A

Industrials Fund (inception May 3, 2010)
Beginning AUV	$17.284	$17.896	$16.950	$12.266	$10.592	$10.785	$10.196	N/A	N/A	N/A
Ending AUV	$20.316	$17.284	$17.896	$16.950	$12.266	$10.592	$10.785	N/A	N/A	N/A

Ending number of AUs (000s)	375	64	109	268	143	20	18	N/A	N/A	N/A

International Fund (inception May 3, 2010)
Beginning AUV	$11.621	$12.045	$13.108	$10.970	$9.462	$11.046	$10.081	N/A	N/A	N/A
Ending AUV	$11.513	$11.621	$12.045	$13.108	$10.970	$9.462	$11.046	N/A	N/A	N/A

Ending number of AUs (000s)	18	27	16	88	144	3	60	N/A	N/A	N/A

Internet Fund (inception November 19, 2010)
Beginning AUV	$21.406	$17.786	$17.589	$11.594	$9.680	$10.399	$10.065	N/A	N/A	N/A
Ending AUV	$22.590	$21.406	$17.786	$17.589	$11.594	$9.680	$10.399	N/A	N/A	N/A

Ending number of AUs (000s)	57	162	28	50	23	2	13	N/A	N/A	N/A

Japan Fund (inception May 3, 2010)
Beginning AUV	$14.755	$13.945	$13.510	$9.114	$7.412	$9.099	$10.107	N/A	N/A	N/A
Ending AUV	$14.816	$14.755	$13.945	$13.510	$9.114	$7.412	$9.099	N/A	N/A	N/A

Ending number of AUs (000s)	153	116	27	58	80	14	12	N/A	N/A	N/A

Large-Cap Growth Fund (inception May 3, 2010)
Beginning AUV	$19.279	$18.581	$16.454	$12.593	$11.172	$10.833	$10.119	N/A	N/A	N/A
Ending AUV	$20.246	$19.279	$18.581	$16.454	$12.593	$11.172	$10.833	N/A	N/A	N/A

Ending number of AUs (000s)	205	222	229	126	27	2	40	N/A	N/A	N/A

Large-Cap Value Fund (inception May 3, 2010)
Beginning AUV	$16.217	$17.023	$15.409	$11.863	$10.278	$10.411	$10.141	N/A	N/A	N/A
Ending AUV	$18.719	$16.217	$17.023	$15.409	$11.863	$10.278	$10.411	N/A	N/A	N/A

Ending number of AUs (000s)	188	11	52	170	138	16	2	N/A	N/A	N/A

Mid-Cap Fund (inception May 3, 2010)
Beginning AUV	$16.322	$17.082	$15.869	$12.133	$10.501	$10.959	$10.158	N/A	N/A	N/A
Ending AUV	$19.290	$16.322	$17.082	$15.869	$12.133	$10.501	$10.959	N/A	N/A	N/A

Ending number of AUs (000s)	1,503	1,237	675	616	187	67	7	N/A	N/A	N/A

Mid-Cap Growth Fund (inception May 3, 2010)
Beginning AUV	$17.656	$17.606	$16.627	$12.738	$11.040	$11.369	$10.166	N/A	N/A	N/A
Ending AUV	$19.930	$17.656	$17.606	$16.627	$12.738	$11.040	$11.369	N/A	N/A	N/A

Ending number of AUs (000s)	26	208	39	129	89	2	201	N/A	N/A	N/A

57

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007

PROFUNDS VP: (continued)
Mid-Cap Value Fund (inception May 3, 2010)
Beginning AUV	$15.928	$17.356	$15.751	$11.919	$10.225	$10.642	$10.155	N/A	N/A	N/A
Ending AUV	$19.805	$15.928	$17.356	$15.751	$11.919	$10.225	$10.642	N/A	N/A	N/A

Ending number of AUs (000s)	257	135	52	55	109	7	—	N/A	N/A	N/A

Money Market Fund (inception November 19, 2010)
Beginning AUV	$10.011	$10.009	$10.006	$10.004	$10.002	$10.000	$10.000	N/A	N/A	N/A
Ending AUV	$10.013	$10.011	$10.009	$10.006	$10.004	$10.002	$10.000	N/A	N/A	N/A

Ending number of AUs (000s)	3,186	5,542	3,227	2,705	3,363	364	39	N/A	N/A	N/A

NASDAQ-100 Fund (inception May 3, 2010)
Beginning AUV	$21.961	$20.437	$17.467	$13.009	$11.192	$11.032	$10.149	N/A	N/A	N/A
Ending AUV	$23.115	$21.961	$20.437	$17.467	$13.009	$11.192	$11.032	N/A	N/A	N/A

Ending number of AUs (000s)	527	571	481	328	154	18	122	N/A	N/A	N/A

Oil & Gas Fund (inception May 3, 2010)
Beginning AUV	$10.056	$13.123	$14.722	$11.866	$11.532	$11.279	$10.099	N/A	N/A	N/A
Ending AUV	$12.488	$10.056	$13.123	$14.722	$11.866	$11.532	$11.279	N/A	N/A	N/A

Ending number of AUs (000s)	372	97	53	71	54	6	32	N/A	N/A	N/A

Pharmaceuticals Fund (inception May 3, 2010)
Beginning AUV	$21.879	$20.948	$17.551	$13.334	$11.921	$10.265	$10.079	N/A	N/A	N/A
Ending AUV	$21.062	$21.879	$20.948	$17.551	$13.334	$11.921	$10.265	N/A	N/A	N/A

Ending number of AUs (000s)	23	41	78	23	14	71	—	N/A	N/A	N/A

Precious Metals Fund (inception May 3, 2010)
Beginning AUV	$2.713	$4.040	$5.307	$8.552	$10.007	$12.387	$9.831	N/A	N/A	N/A
Ending AUV	$4.227	$2.713	$4.040	$5.307	$8.552	$10.007	$12.387	N/A	N/A	N/A

Ending number of AUs (000s)	219	168	120	294	74	80	65	N/A	N/A	N/A

Real Estate Fund (inception May 3, 2010)
Beginning AUV	$16.589	$16.535	$13.227	$13.214	$11.278	$10.766	$10.325	N/A	N/A	N/A
Ending AUV	$17.538	$16.589	$16.535	$13.227	$13.214	$11.278	$10.766	N/A	N/A	N/A

Ending number of AUs (000s)	27	76	164	35	54	8	1	N/A	N/A	N/A

Rising Rates Opportunity Fund (inception May 3, 2010)
Beginning AUV	$4.133	$4.200	$6.022	$5.170	$5.556	$8.889	$10.007	N/A	N/A	N/A
Ending AUV	$3.920	$4.133	$4.200	$6.022	$5.170	$5.556	$8.889	N/A	N/A	N/A

Ending number of AUs (000s)	404	260	107	252	111	32	49	N/A	N/A	N/A

Semiconductor Fund (inception November 19, 2010)
Beginning AUV	$16.979	$17.482	$12.995	$9.736	$10.159	$10.571	$10.127	N/A	N/A	N/A
Ending AUV	$21.683	$16.979	$17.482	$12.995	$9.736	$10.159	$10.571	N/A	N/A	N/A

Ending number of AUs (000s)	47	74	54	3	1	—	9	N/A	N/A	N/A

Short Emerging Markets Fund (inception November 19, 2010)
Beginning AUV	$9.887	$8.866	$9.134	$9.155	$10.528	$9.514	$10.014	N/A	N/A	N/A
Ending AUV	$8.282	$9.887	$8.866	$9.134	$9.155	$10.528	$9.514	N/A	N/A	N/A

Ending number of AUs (000s)	37	322	7	4	—	2	38	N/A	N/A	N/A

58

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007

PROFUNDS VP: (continued)
Short International Fund (inception November 19, 2010)
Beginning AUV	$6.209	$6.453	$6.277	$7.947	$9.952	$9.776	$10.000	N/A	N/A	N/A
Ending AUV	$5.843	$6.209	$6.453	$6.277	$7.947	$9.952	$9.776	N/A	N/A	N/A

Ending number of AUs (000s)	2	55	25	13	24	2	—	N/A	N/A	N/A

Short Mid-Cap Fund (inception November 19, 2010)
Beginning AUV	$4.301	$4.375	$4.997	$6.911	$8.527	$9.291	$9.969	N/A	N/A	N/A
Ending AUV	$3.433	$4.301	$4.375	$4.997	$6.911	$8.527	$9.291	N/A	N/A	N/A

Ending number of AUs (000s)	1	7	3	0	—	—	—	N/A	N/A	N/A

Short NASDAQ-100 Fund (inception May 3, 2010)
Beginning AUV	$3.099	$3.564	$4.421	$6.263	$7.712	$8.614	$9.845	N/A	N/A	N/A
Ending AUV	$2.788	$3.099	$3.564	$4.421	$6.263	$7.712	$8.614	N/A	N/A	N/A

Ending number of AUs (000s)	54	30	35	8	124	2	8	N/A	N/A	N/A

Short Small-Cap Fund (inception May 3, 2010)
Beginning AUV	$3.847	$3.878	$4.273	$6.215	$7.669	$8.436	$9.741	N/A	N/A	N/A
Ending AUV	$3.016	$3.847	$3.878	$4.273	$6.215	$7.669	$8.436	N/A	N/A	N/A

Ending number of AUs (000s)	39	13	9	6	47	5	1	N/A	N/A	N/A

Small Cap Fund (inception November 19, 2010)
Beginning AUV	$15.423	$16.443	$16.046	$11.697	$10.193	$10.804	$10.050	N/A	N/A	N/A
Ending AUV	$18.458	$15.423	$16.443	$16.046	$11.697	$10.193	$10.804	N/A	N/A	N/A

Ending number of AUs (000s)	502	301	354	205	37	79	35	N/A	N/A	N/A

Small-Cap Growth Fund (inception May 3, 2010)
Beginning AUV	$18.547	$18.332	$17.942	$12.777	$11.359	$11.216	$10.223	N/A	N/A	N/A
Ending AUV	$22.300	$18.547	$18.332	$17.942	$12.777	$11.359	$11.216	N/A	N/A	N/A

Ending number of AUs (000s)	154	101	51	84	80	25	124	N/A	N/A	N/A

Small-Cap Value Fund (inception May 3, 2010)
Beginning AUV	$15.598	$17.006	$16.072	$11.674	$10.050	$10.480	$10.223	N/A	N/A	N/A
Ending AUV	$20.087	$15.598	$17.006	$16.072	$11.674	$10.050	$10.480	N/A	N/A	N/A

Ending number of AUs (000s)	565	101	305	111	152	26	15	N/A	N/A	N/A

Technology Fund (inception May 3, 2010)
Beginning AUV	$17.650	$17.236	$14.592	$11.656	$10.567	$10.713	$10.146	N/A	N/A	N/A
Ending AUV	$19.828	$17.650	$17.236	$14.592	$11.656	$10.567	$10.713	N/A	N/A	N/A

Ending number of AUs (000s)	73	95	186	71	2	81	2	N/A	N/A	N/A

Telecommunications Fund (inception November 19, 2010)
Beginning AUV	$14.319	$14.105	$14.025	$12.515	$10.741	$10.544	$10.000	N/A	N/A	N/A
Ending AUV	$17.420	$14.319	$14.105	$14.025	$12.515	$10.741	$10.544	N/A	N/A	N/A

Ending number of AUs (000s)	45	8	22	20	25	2	—	N/A	N/A	N/A

U.S. Government Plus Fund (inception May 3, 2010)
Beginning AUV	$16.007	$16.964	$12.437	$15.376	$15.228	$10.611	$9.982	N/A	N/A	N/A
Ending AUV	$15.957	$16.007	$16.964	$12.437	$15.376	$15.228	$10.611	N/A	N/A	N/A

Ending number of AUs (000s)	179	161	146	4	32	37	7	N/A	N/A	N/A

59

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007

PROFUNDS VP: (continued)
UltraBull Fund (inception May 3, 2010)
Beginning AUV	$26.924	$27.723	$22.496	$13.386	$10.384	$10.911	$10.260	N/A	N/A	N/A
Ending AUV	$31.932	$26.924	$27.723	$22.496	$13.386	$10.384	$10.911	N/A	N/A	N/A

Ending number of AUs (000s)	82	28	92	30	16	2	2	N/A	N/A	N/A

UltraMid-Cap Fund (inception May 3, 2010)
Beginning AUV	$24.114	$26.542	$23.012	$13.488	$10.180	$11.789	$10.322	N/A	N/A	N/A
Ending AUV	$33.256	$24.114	$26.542	$23.012	$13.488	$10.180	$11.789	N/A	N/A	N/A

Ending number of AUs (000s)	63	13	36	48	15	2	4	N/A	N/A	N/A

UltraNASDAQ-100 Fund (inception May 3, 2010)
Beginning AUV	$43.223	$38.048	$28.010	$15.644	$11.697	$11.838	$10.310	N/A	N/A	N/A
Ending AUV	$46.950	$43.223	$38.048	$28.010	$15.644	$11.697	$11.838	N/A	N/A	N/A

Ending number of AUs (000s)	311	40	40	40	24	—	1	N/A	N/A	N/A

UltraShort NASDAQ-100 Fund (inception November 19, 2010)
Beginning AUV	$1.122	$1.521	$2.368	$4.610	$7.116	$9.144	$9.987	N/A	N/A	N/A
Ending AUV	$0.895	$1.122	$1.521	$2.368	$4.610	$7.116	$9.144	N/A	N/A	N/A

Ending number of AUs (000s)	550	163	12	85	38	30	—	N/A	N/A	N/A

UltraSmall-Cap Fund (inception May 3, 2010)
Beginning AUV	$20.539	$23.601	$22.396	$11.998	$9.264	$11.413	$10.452	N/A	N/A	N/A
Ending AUV	$28.670	$20.539	$23.601	$22.396	$11.998	$9.264	$11.413	N/A	N/A	N/A

Ending number of AUs (000s)	59	26	37	39	11	11	6	N/A	N/A	N/A

Utilities Fund (inception May 3, 2010)
Beginning AUV	$16.638	$17.776	$14.121	$12.462	$12.444	$10.590	$10.138	N/A	N/A	N/A
Ending AUV	$19.146	$16.638	$17.776	$14.121	$12.462	$12.444	$10.590	N/A	N/A	N/A

Ending number of AUs (000s)	121	65	231	29	67	96	7	N/A	N/A	N/A

PUTNAM VARIABLE TRUST:
Absolute Return 500 Fund (inception May 2, 2011)
Beginning AUV	$10.784	$10.842	$10.439	$10.030	$9.610	$9.980	N/A	N/A	N/A	N/A
Ending AUV	$10.859	$10.784	$10.842	$10.439	$10.030	$9.610	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	125	308	64	34	23	3	N/A	N/A	N/A	N/A

American Government Income Fund (inception November 19, 2010)
Beginning AUV	$11.061	$11.134	$10.673	$10.725	$10.530	$9.860	$10.008	N/A	N/A	N/A
Ending AUV	$11.084	$11.061	$11.134	$10.673	$10.725	$10.530	$9.860	N/A	N/A	N/A

Ending number of AUs (000s)	101	129	544	82	36	241	20	N/A	N/A	N/A

Diversified Income Fund (inception November 19, 2010)
Beginning AUV	$11.454	$11.728	$11.688	$10.841	$9.720	$10.038	$10.000	N/A	N/A	N/A
Ending AUV	$12.075	$11.454	$11.728	$11.688	$10.841	$9.720	$10.038	N/A	N/A	N/A

Ending number of AUs (000s)	197	371	365	767	54	32	304	N/A	N/A	N/A

Equity Income Fund (inception November 19, 2010)
Beginning AUV	$18.496	$19.076	$16.933	$12.788	$10.719	$10.516	$10.008	N/A	N/A	N/A
Ending AUV	$21.020	$18.496	$19.076	$16.933	$12.788	$10.719	$10.516	N/A	N/A	N/A

Ending number of AUs (000s)	248	315	206	193	59	53	16	N/A	N/A	N/A

60

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007

PUTNAM VARIABLE TRUST: (continued)
High Yield Fund (inception November 19, 2010)
Beginning AUV	$12.398	$13.099	$12.898	$11.959	$10.309	$10.131	$10.000	N/A	N/A	N/A
Ending AUV	$14.326	$12.398	$13.099	$12.898	$11.959	$10.309	$10.131	N/A	N/A	N/A

Ending number of AUs (000s)	1,230	84	106	1,094	337	601	1,233	N/A	N/A	N/A

Income Fund (inception November 19, 2010)
Beginning AUV	$12.468	$12.652	$11.885	$11.667	$10.535	$10.033	$10.000	N/A	N/A	N/A
Ending AUV	$12.717	$12.468	$12.652	$11.885	$11.667	$10.535	$10.033	N/A	N/A	N/A

Ending number of AUs (000s)	604	612	502	97	132	21	229	N/A	N/A	N/A

REDWOOD INVESTMENT MANAGEMENT, LLC:
Managed Volatility Class I (inception date May 1, 2015):
Beginning AUV	$9.459	$10.000	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.648	$9.459	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	1,168	2,025	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Managed Volatility Class N (inception date October 31, 2014):
Beginning AUV	$9.290	$9.870	$10.000	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.412	$9.290	$9.870	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	599	546	770	N/A	N/A	N/A	N/A	N/A	N/A	N/A

ROYCE CAPITAL FUND:
Micro-Cap Portfolio
Beginning AUV	$17.386	$19.860	$20.597	$17.024	$15.821	$17.999	$13.850	$8.763	$15.447	$14.856
Ending AUV	$20.813	$17.386	$19.860	$20.597	$17.024	$15.821	$17.999	$13.850	$8.763	$15.447

Ending number of AUs (000s)	222	124	147	174	157	171	206	220	180	131

Small-Cap Portfolio
Beginning AUV	$20.191	$22.892	$22.174	$16.455	$14.627	$15.124	$12.548	$9.281	$12.745	$13.023
Ending AUV	$24.422	$20.191	$22.892	$22.174	$16.455	$14.627	$15.124	$12.548	$9.281	$12.745

Ending number of AUs (000s)	387	350	366	445	382	385	421	345	357	197

SEI INSURANCE PRODUCTS TRUST:
Balanced Strategy Fund (inception November 15, 2013)
Beginning AUV	$10.179	$10.515	$10.099	$10.029	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.907	$10.179	$10.515	$10.099	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	38	9	30	0	N/A	N/A	N/A	N/A	N/A	N/A

Conservative Strategy Fund (inception November 15, 2013)
Beginning AUV	$10.334	$10.361	$10.020	$10.010	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.737	$10.334	$10.361	$10.020	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	139	135	54	3	N/A	N/A	N/A	N/A	N/A	N/A

Defensive Strategy Fund (inception November 15, 2013)
Beginning AUV	$10.120	$10.147	$10.000	$10.000	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.358	$10.120	$10.147	$10.000	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	92	44	40	0	N/A	N/A	N/A	N/A	N/A	N/A

Market Growth Strategy Fund (inception November 15, 2013)
Beginning AUV	$10.196	$10.559	$10.137	$10.029	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.983	$10.196	$10.559	$10.137	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	186	255	223	1	N/A	N/A	N/A	N/A	N/A	N/A

61

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007

SEI INSURANCE PRODUCTS TRUST: (continued)
Market Plus Strategy Fund (inception November 15, 2013)
Beginning AUV	$10.301	$10.684	$10.214	$10.039	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$11.167	$10.301	$10.684	$10.214	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	76	136	58	1	N/A	N/A	N/A	N/A	N/A	N/A

Moderate Strategy Fund (inception November 15, 2013)
Beginning AUV	$10.470	$10.576	$10.039	$10.020	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$11.123	$10.470	$10.576	$10.039	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	130	138	112	0	N/A	N/A	N/A	N/A	N/A	N/A

T ROWE PRICE EQUITY SERIES, INC.:
Blue Chip Growth Portfolio II (inception May 1, 2006)
Beginning AUV	$22.831	$20.606	$18.932	$13.441	$11.400	$11.247	$9.696	$6.838	$11.923	$10.600
Ending AUV	$22.953	$22.831	$20.606	$18.932	$13.441	$11.400	$11.247	$9.696	$6.838	$11.923

Ending number of AUs (000s)	1,451	1,474	1,029	844	718	570	536	506	544	474

Equity Income Portfolio II (inception May 1, 2006)
Beginning AUV	$15.580	$16.772	$15.659	$12.101	$10.350	$10.456	$9.113	$7.276	$11.415	$11.080
Ending AUV	$18.517	$15.580	$16.772	$15.659	$12.101	$10.350	$10.456	$9.113	$7.276	$11.415

Ending number of AUs (000s)	820	744	913	816	636	545	636	471	560	364

Health Sciences Portfolio II (inception May 1, 2006)
Beginning AUV	$43.568	$38.737	$29.520	$19.613	$14.972	$13.564	$11.763	$8.955	$12.644	$10.742
Ending AUV	$38.900	$43.568	$38.737	$29.520	$19.613	$14.972	$13.564	$11.763	$8.955	$12.644

Ending number of AUs (000s)	388	674	524	363	299	154	97	90	143	131

T ROWE PRICE FIXED INCOME SERIES, INC.:
Limited-Term Bond Portfolio II (inception May 1, 2007)
Beginning AUV	$12.032	$12.025	$11.978	$11.992	$11.707	$11.573	$11.252	$10.479	$10.344	$10.001
Ending AUV	$12.168	$12.032	$12.025	$11.978	$11.992	$11.707	$11.573	$11.252	$10.479	$10.344

Ending number of AUs (000s)	767	856	633	347	151	272	197	206	99	10

THIRD AVENUE VARIABLE SERIES TRUST:
Value Portfolio
Beginning AUV	$14.140	$15.519	$14.868	$12.497	$9.815	$12.472	$10.934	$7.523	$13.352	$14.026
Ending AUV	$15.868	$14.140	$15.519	$14.868	$12.497	$9.815	$12.472	$10.934	$7.523	$13.352

Ending number of AUs (000s)	280	268	362	286	359	342	341	383	533	566

TIMOTHY PLAN VARIABLE SERIES:
Conservative Growth Portfolio (inception November 19, 2010)
Beginning AUV	$12.403	$12.773	$12.450	$11.307	$10.490	$10.295	$10.009	N/A	N/A	N/A
Ending AUV	$13.129	$12.403	$12.773	$12.450	$11.307	$10.490	$10.295	N/A	N/A	N/A

Ending number of AUs (000s)	173	219	194	146	52	14	—	N/A	N/A	N/A

Strategic Growth Portfolio (inception November 19, 2010)
Beginning AUV	$13.025	$13.529	$13.317	$11.272	$10.116	$10.505	$10.022	N/A	N/A	N/A
Ending AUV	$13.739	$13.025	$13.529	$13.317	$11.272	$10.116	$10.505	N/A	N/A	N/A

Ending number of AUs (000s)	174	177	407	115	23	13	11	N/A	N/A	N/A

62

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007

TORTOISE VARIABLE INSURANCE PORTFOLIO:
MLP & Pipeline Fund (inception date May 1, 2014)
Beginning AUV	$10.070	$10.070	$10.070	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$8.892	$6.337	$10.040	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	752	358	177	N/A	N/A	N/A	N/A	N/A	N/A	N/A

VANECK VIP TRUST:
Emerging Markets Fund
Beginning AUV	$21.989	$25.566	$25.672	$22.918	$17.655	$23.774	$18.743	$8.792	$24.964	$18.140
Ending AUV	$22.011	$21.989	$25.566	$25.672	$22.918	$17.655	$23.774	$18.743	$8.792	$24.964

Ending number of AUs (000s)	688	636	535	443	312	187	358	298	48	133

Global Gold Fund (inception May 1, 2013)
Beginning AUV	$5.454	$7.191	$7.654	$9.765	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$8.069	$5.454	$7.191	$7.654	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	466	152	122	86	N/A	N/A	N/A	N/A	N/A	N/A

Global Hard Assets Fund
Beginning AUV	$15.000	$22.537	$27.859	$25.204	$24.379	$29.178	$22.578	$14.332	$26.602	$18.301
Ending AUV	$21.556	$15.000	$22.537	$27.859	$25.204	$24.379	$29.178	$22.578	$14.332	$26.602

Ending number of AUs (000s)	263	166	173	182	205	218	222	184	159	173

Unconstrained Emerging Markets Bond Fund
Beginning AUV	$12.238	$14.080	$13.779	$15.170	$14.373	$13.291	$12.515	$11.809	$11.398	$10.389
Ending AUV	$13.024	$12.238	$14.080	$13.779	$15.170	$14.373	$13.291	$12.515	$11.809	$11.398

Ending number of AUs (000s)	63	73	70	54	68	98	102	168	208	188

VANGUARD VARIABLE INSURANCE FUND:
Balanced Portfolio (inception December 30, 2013)
Beginning AUV	$10.940	$10.969	$9.983	$9.980	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$12.103	$10.940	$10.969	$9.983	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	2,425	1,488	629	0	N/A	N/A	N/A	N/A	N/A	N/A

Capital Growth Portfolio (inception December 30, 2013)
Beginning AUV	$12.114	$11.846	$10.000	$9.984	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$13.381	$12.114	$11.846	$10.000	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	683	518	207	0	N/A	N/A	N/A	N/A	N/A	N/A

Diversified Value Portfolio (inception December 30, 2013)
Beginning AUV	$10.698	$11.005	$10.017	$9.971	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$12.042	$10.698	$11.005	$10.017	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	733	560	171	0	N/A	N/A	N/A	N/A	N/A	N/A

Equity Income Portfolio (inception December 30, 2013)
Beginning AUV	$11.187	$11.131	$9.989	$9.971	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$12.828	$11.187	$11.131	$9.989	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	1,954	982	394	0	N/A	N/A	N/A	N/A	N/A	N/A

Equity Index Portfolio (inception December 30, 2013)
Beginning AUV	$11.457	$11.354	$10.000	$9.968	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$12.766	$11.457	$11.354	$10.000	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	3,895	2,271	958	0	N/A	N/A	N/A	N/A	N/A	N/A

63

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007

VANGUARD VARIABLE INSURANCE TRUST: (continued)
Growth Portfolio (inception December 30, 2013)
Beginning AUV	$12.272	$11.405	$10.020	$9.981	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$12.097	$12.272	$11.405	$10.020	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	1,077	1,010	238	0	N/A	N/A	N/A	N/A	N/A	N/A

High Yield Bond Portfolio (inception December 30, 2013)
Beginning AUV	$10.216	$10.416	$9.974	$9.983	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$11.336	$10.216	$10.416	$9.974	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	1,419	714	358	0	N/A	N/A	N/A	N/A	N/A	N/A

International Portfolio (inception December 30, 2013)
Beginning AUV	$9.332	$9.438	$10.043	$10.021	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$9.474	$9.332	$9.438	$10.043	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	2,737	1,545	623	0	N/A	N/A	N/A	N/A	N/A	N/A

Mid Cap Index Portfolio (inception December 30, 2013)
Beginning AUV	$11.188	$11.391	$10.025	$9.991	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$12.388	$11.188	$11.391	$10.025	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	1,774	1,374	534	0	N/A	N/A	N/A	N/A	N/A	N/A

REIT Index Portfolio (inception December 30, 2013)
Beginning AUV	$13.174	$12.932	$9.937	$9.996	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$14.225	$13.174	$12.932	$9.937	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	1,921	1,247	768	0	N/A	N/A	N/A	N/A	N/A	N/A

Short-Term Investment Grade Portfolio (inception December 30, 2013)
Beginning AUV	$10.228	$10.149	$9.971	$9.981	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.469	$10.228	$10.149	$9.971	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	6,168	4,489	1,483	0	N/A	N/A	N/A	N/A	N/A	N/A

Small Company Growth Portfolio (inception December 30, 2013)
Beginning AUV	$10.043	$10.363	$10.021	$10.005	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$11.503	$10.043	$10.363	$10.021	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	1,029	626	299	0	N/A	N/A	N/A	N/A	N/A	N/A

Total Bond Market Index Portfolio (inception December 30, 2013)
Beginning AUV	$10.550	$10.552	$9.962	$9.988	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.773	$10.550	$10.552	$9.962	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	6,814	3,793	1,603	0	N/A	N/A	N/A	N/A	N/A	N/A

Total Stock Market Index Portfolio (inception December 30, 2013)
Beginning AUV	$11.238	$11.235	$10.002	$9.971	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$12.604	$11.238	$11.235	$10.002	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	4,090	2,565	1,012	0	N/A	N/A	N/A	N/A	N/A	N/A

VIRTUS VARIABLE INSURANCE TRUST (inception November 18, 2011)
Duff & Phelps International Series
Beginning AUV	$10.975	$12.260	$12.758	$11.836	$10.159	$9.800	N/A	N/A	N/A	N/A
Ending AUV	$10.799	$10.975	$12.260	$12.758	$11.836	$10.159	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	107	202	169	222	120	1	N/A	N/A	N/A	N/A

64

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007

VIRTUS VARIABLE INSURANCE TRUST (inception November 18, 2011) (continued)
Duff & Phelps Real Estate Securities Series
Beginning AUV	$16.964	$16.570	$12.589	$12.477	$10.667	$10.087	N/A	N/A	N/A	N/A
Ending AUV	$18.121	$16.964	$16.570	$12.589	$12.477	$10.667	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	230	248	349	175	124	11	N/A	N/A	N/A	N/A

Equity Trend Series
Beginning AUV	$13.690	$15.097	$14.768	$11.474	$10.366	$10.014	N/A	N/A	N/A	N/A
Ending AUV	$13.557	$13.690	$15.097	$14.768	$11.474	$10.366	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	132	382	1,992	1,178	340	28	N/A	N/A	N/A	N/A

Newfleet Multi-Sector Intermediate Bond Series
Beginning AUV	$11.882	$12.033	$11.809	$11.549	$10.069	$9.993	N/A	N/A	N/A	N/A
Ending AUV	$12.986	$11.882	$12.033	$11.809	$11.549	$10.069	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	559	492	466	270	800	90	N/A	N/A	N/A	N/A

WELLS FARGO ADVANTAGE VT FUNDS:
Discovery Fund
Beginning AUV	$30.843	$31.300	$31.190	$21.690	$18.422	$18.345	$13.534	$9.647	$17.336	$14.172
Ending AUV	$33.201	$30.843	$31.300	$31.190	$21.690	$18.422	$18.345	$13.534	$9.647	$17.336

Ending number of AUs (000s)	107	137	182	352	106	70	71	22	17	42

Opportunity Fund
Beginning AUV	$22.897	$23.626	$21.396	$16.373	$14.173	$15.001	$12.121	$8.205	$13.697	$12.845
Ending AUV	$25.697	$22.897	$23.626	$21.396	$16.373	$14.173	$15.001	$12.121	$8.205	$13.697

Ending number of AUs (000s)	38	27	24	21	23	26	16	35	23	20

WESTCHESTER CAPITAL
Merger Fund VL (inception May 3, 2010)
Beginning AUV	$11.165	$11.267	$11.114	$10.699	$10.436	$10.346	$9.982	N/A	N/A	N/A
Ending AUV	$11.437	$11.165	$11.267	$11.114	$10.699	$10.436	$10.346	N/A	N/A	N/A

Ending number of AUs (000s)	1,213	1,154	1,107	925	513	403	420	N/A	N/A	N/A

65

APPENDIX C

Deductions for Taxes — Qualified and Nonqualified Annuity Contracts

	Upon	Upon
State	Purchase Payment	Annuitization	Nonqualified		Qualified
California		X	2.35%		0.50%

Maine	X		2.00	%(1)

Nevada		X	3.50%

South Dakota	X		1.25	%(2)

Texas		X	0.04	%(3)	0.04%

West Virginia		X	1.00%		1.00%

Wyoming	X		1.00%

NOTE:    The above tax deduction rates are as of January 1, 2017. No tax deductions are made for states not listed above. However, tax statutes are subject to amendment by legislative act and to judicial and administrative interpretation, which may affect both the above lists of states and the applicable tax rates. Consequently, We reserve the right to deduct tax when necessary to reflect changes in state tax laws or interpretation.

For a more detailed explanation of the assessment of taxes, see “Expenses — Premium Taxes.”

Purchase Payments listed above include Purchase Payments paid via 1035 exchange or other transfer.

(1)   Maine changed its tax laws affecting annuities in 2003 retroactive to January 1, 1999. Under the revised statute, annuity premium payments are taxed upon premium payment for payments received on or after January 1, 1999.

(2)    South Dakota law exempts premiums received on qualified contracts from premium tax. Additionally, South Dakota law provides a lower rate of 0.8% that applies to premium payments received in excess of $500,000 in a single calendar year.

(3)    Texas charges an insurance department “maintenance fee” of 0.04% on annuity considerations, but the department allows this to be paid upon annuitization.

66

APPENDIX D

Illustrations of ROP Enhanced Death Benefit Rider

The following table illustrates the impact of partial withdrawals and market value movement for a contract which has the standard Death Benefit compared to a contract which has the ROP Enhanced Death Benefit Rider:

Purchase Payments	Partial Withdrawals	Contract Value on Date of Withdrawal	Calculated Amount of Adjusted Partial Withdrawal*/	Contract Value on Date of Death	Standard Death Benefit Amount**/	ROP Enhanced Death Benefit Amount***/
$100,000	0	N/A	N/A	$90,000	$90,000	$100,000
$100,000	0	N/A	N/A	$110,000	$110,000	$110,000
$100,000	$20,000	$80,000	$25,000	$70,000	$70,000	$75,000
$100,000	$20,000	$80,000	$25,000	$80,000	$80,000	$80,000

*/            Assuming this Partial Withdrawal is made at a time when the Purchase Payments made is $100,000 and the Contract Value is $80,000, the Adjusted Partial Withdrawal equals $25,000 (calculated as ($20,000 x $100,000) / $80,000 = $25,000). Accordingly, after the Partial Withdrawal, the ROP Enhanced Death Benefit Rider is $75,000 (calculated as $100,000 (total Purchase Payments) - $25,000 (Adjusted Partial Withdrawal) = $75,000).

**/          The standard Death Benefit amount is the amount of the Death Benefit without the ROP Enhanced Death Benefit Rider and is always the Contract Value.

***/        The ROP Enhanced Death Benefit amount is calculated as the greater of:  (1) Contract Value determined as of the end of the Valuation Period upon which we receive due proof of death of the Measuring Life less any applicable portion of the Subscription Fee; or  (2) Total Purchase Payments made to the Contract reduced by any Adjusted Partial Withdrawals.

The next table illustrates the impact of Advisor Fees and market value movement for a contract which has the standard Death Benefit compared to a contract which has the ROP Enhanced Death Benefit Rider:

Purchase Payments	Advisor Fees	Contract Value on Date of Advisor Fee	Impact of Advisor Fees on ROP Enhanced Death Benefit Amount*/	Contract Value on Date of Death	Standard Death Benefit Amount**/	ROP Enhanced Death Benefit Amount***/
$100,000	$1,000	$80,000	$0	$90,000	$90,000	$100,000
$100,000	$1,000	$80,000	$0	$110,000	$110,000	$110,000
$100,000	$5,000	$80,000	$4,580	$90,000	$90,000	$95,420

*/            Assuming that on the day the Advisory Fee was withdrawn, the average daily balance was $70,000 and the Contract Value was $80,000 (prior to the withdrawal), the Maximum Advisory Fee equals $1,400 (calculated as $70,000 x 2% = $1,400).  If $5,000 is withdrawn for Advisory Fees, the Excess Advisory Fee is $3,600 (calculated as $5,000 - $1,400 = $3,600).  Therefore, the reduction in ROP Enhanced Death Benefit Rider amount would be $4,580 (calculated as the greater of $3,600 or $3,600 x $100,000 / ($80,000 - $1,400) = $4,580).  This results in the ROP Enhanced Death Benefit Rider amount of $95,420 (calculated as $100,000 - $4,580 = $95,420).

**/          The standard Death Benefit amount is the amount of the Death Benefit without the ROP Enhanced Death Benefit Rider and is always the Contract Value.

***/                       The ROP Enhanced Death Benefit amount is calculated as the greater of:  (1) Contract Value determined as of the end of the Valuation Period upon which we receive due proof of death of the Measuring Life less any applicable portion of the Subscription Fee; or  (2) Total Purchase Payments made to the Contract reduced by any Adjusted Partial Withdrawals.

67

PRIVACY NOTICE of

Jefferson National Life Insurance Company

Jefferson National Life Insurance Company of New York

Jefferson National Securities Corporation

01/2017

We take your privacy seriously.  This notice describes how we treat data about our customers.

We do not sell our customer data. We have physical, electronic and procedural security measures in place that comply with legal standards to protect your non-public personal data. Access to customer data is limited to employees who need access to do their jobs, and to others as permitted or required by law.  We are required, on a periodic basis, to submit your non-public personal data to an outside vendor to cross reference your information with the social security death master file to ensure death proceeds are paid in a timely manner, or to confirm the continuation of certain payouts. We also may submit your non-public personal data to an outside vendor to obtain current address information.

We get most of the data we have about you through your application and administrative forms. We may also receive data from outside sources with your consent, such as:

•                  Consumer reporting agencies

•                  Service providers who conduct marketing services on our behalf

•                  Other data providers

Data we collect may include:

•                  Name, address, e-mail address, phone number

•                  Social security number

•                  Demographic data

•                  Beneficiary information

•                  Internet Cookies (cookies help our Internet application process — they do not store any non-public personal data)

We may share customer data we collect with the following with your consent or as permitted or required by law:

•                  Benefit plan administrators and sponsors

•                  Insurance companies, agents, reinsurers, investment advisers, broker dealers

•                  Group policyholders for purpose of reporting claims experience

•                  Regulators

•                  A court or governmental agency when there is a lawful request

•                  Law enforcement officials to  prevent criminal activity and/or fraud

•                  Service providers that perform marketing or research services for us

•                  Service providers that perform legal, audit, or administrative services for us

•                  Joint marketing partners

•                  Unaffiliated fund families

•                  Unaffiliated third parties

•                  Our affiliates

We do not share your health data with anyone without your written consent, unless permitted or required by law. When we use service providers and joint marketers they agree to keep your non-public personal data private and not use it for any other purpose. Data obtained from an insurance support organization may be retained and disclosed by this organization to other persons. For our Internet customers we require you to enter a user name and password to access your online account. You have a right to review your non-public personal data.  To do so please send a written request to the Jefferson National Service Center:

10350 Ormsby Park Place

Louisville, KY 40223

Please include your name, address, telephone number, and policy number.  Also, let us know what kind of data you want to see.  We may charge a small fee to collect and send the data to you. If you see any errors, let us know and we will review it.  If we agree, we will correct our files.  If we disagree, you may file a short statement of dispute with us.  Your statement will be included with any data we disclose in the future. You can also request that we send it to anyone who received your data from us in the past 2 years.

If we change our privacy notice we will give you notice ahead of time of any change in our privacy practices by providing a new Notice and any opt-in or opt-out rights you may have under any federal or state laws at that time. If you provide non-public personal data to third parties, for example, independent agents or brokers, please note that this Notice will not cover their use of such data.  If you provide non-public personal data to us on a website that we sponsor with another financial institution, please note that you are providing your non-public personal data to us and the third party.  Accordingly, you should review the privacy notice of any such third parties.

68

Jefferson National Life Insurance Company

P.O. Box 36840

Louisville, KY  40233

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

General Information

General Information Regarding Jefferson National Life Insurance Company
Jefferson National Life Annuity Account G

Certain Federal Income Tax Consequences
Published Ratings
Administration
Annuity Provisions
Distribution
Arrangements Regarding Frequent Purchases and Redemptions

Financial Statements

Custodian

(cut along dotted line)

If you would like a free copy of the Statement of Additional Information (Form # JNL- MNTADV-SAI-G-0516) dated May 1, 2017 for this Prospectus, please complete this form, detach, and mail to the following address. Or, visit the website at www.jeffnat.com:

Jefferson National Life Insurance Company
Administrative Office
P.O. Box 36840
Louisville, Kentucky 40233

Please send me a free copy of the Statement of Additional Information for the Jefferson National Life Annuity Account G (Monument Advisor) variable annuity at the following address:

Name:

Mailing Address:

Sincerely,

(Signature)

© 2017, Jefferson National Life Insurance Company	JNL-MNTADV-PROS-G-05-17

69

STATEMENT OF ADDITIONAL INFORMATION

INDIVIDUAL VARIABLE ANNUITY

ISSUED BY

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

AND

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

ADMINISTRATIVE OFFICE: P.O. BOX 36840, LOUISVILLE, KENTUCKY 40233
PHONE: (866) 667-0561 (TOLL FREE)

May 1, 2017

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Jefferson National Life Annuity Account G (the “Separate Account”), dated May 1, 2017. You may obtain a copy of the current prospectus on our Website or by writing to us at our Administrative Office: P.O. Box 36840, Louisville, Kentucky 40233, telephone: (866) 667-0561.

GENERAL INFORMATION

GENERAL INFORMATION REGARDING JEFFERSON NATIONAL LIFE INSURANCE COMPANY:

Jefferson National Life Insurance Company (“Jefferson National”, “Company”, “we”, “our” or “us”) is a direct wholly-owned subsidiary of Jefferson National Financial Corp., a Delaware corporation. We are organized as a Texas stock life insurance company, and are subject to Texas law governing insurance companies. We are licensed to sell insurance products in forty-nine of the fifty states of the United States (all states except New York), and the District of Columbia. Our business address is 10350 Ormsby Park Place, Louisville, KY 40223.

On March 1, 2017, Jefferson Financial Corp was acquired by Nationwide Life Insurance Company, a stock life insurance company organized under Ohio law in March 1929. Nationwide Life Insurance Company is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (organized under Ohio law) are the ultimate controlling persons of the Nationwide group of companies and engage in general insurance and reinsurance business, except life insurance.

Prior to January 3, 2008, Jefferson National was an indirect, wholly-owned subsidiary of Inviva, Inc.  Prior to May 1, 2003, Jefferson National was known as Conseco Variable Insurance Company (“CVIC”). On October 23, 2002 CVIC was purchased by Inviva, Inc. from Conseco Life Insurance Company of Texas. Prior to October 7, 1998, CVIC was known as Great American Reserve Insurance Company.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G:

Jefferson National Life Annuity Account G, also referred to as the “Separate Account”, was established on January 18, 1996 pursuant to Texas law. Prior to May 1, 2003, the Separate Account was known as Conseco Variable Annuity Account G and prior to May 1, 1999 it was known as Great American Reserve Variable Annuity Account G. The Separate Account meets the definition of a “separate account” under the federal securities laws and is registered with the Securities and Exchange Commission (the “SEC”) as a unit investment trust under the Investment Company Act of 1940 (“Investment Company Act”). This registration does not involve supervision of the management of the separate account or the Company by the SEC.

The assets of the Separate Account are the property of the Company. However, the assets of the Separate Account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company.

The Separate Account holds assets of annuities issued by us with values and benefits that vary according to the investment performance of the underlying Investment Portfolios offered as Sub-accounts of the Separate Account. Each Sub-account invests exclusively in an Investment Portfolio. You will find additional information about the Investment Portfolios in their respective prospectuses. We do not guarantee the investment results of any Sub-account. You bear the entire investment risk.

We offer a number of Sub-accounts. Certain Sub-accounts may not be available in all jurisdictions. If and when we obtain approval from the applicable authorities to make such Sub-accounts available, we will notify Owners of the availability of such Sub-accounts.

A brief summary of the investment objectives and policies of each Investment Portfolio is found in the Prospectus. More detailed information about the investment objectives, policies, risks, costs and management of the Investment Portfolios are found in the summary prospectuses, prospectuses and statements of additional information for the Investment Portfolios.

Each underlying Investment Portfolio is registered under the Investment Company Act, as amended, as an open-end management investment company. Each underlying Investment Portfolio thereof may or may not be diversified as defined by the Investment Company Act. The trustees or directors, as applicable, of an underlying Investment Portfolio may add, eliminate or substitute Investment Portfolios from time to time.

CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a Contract, based on the Internal Revenue Code of 1986, as amended (the “Code”),  proposed and final Treasury regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to “United States Persons,” and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trusts with respect to which a court within the United States is able to exercise primary supervision over such trusts’ administration and with respect to which one or more United States Persons (as defined herein) have the authority to control  such trusts’ substantial decisions, and estates that are subject to United States federal income tax regardless of the source of their income.

TAX STATUS OF THE CONTRACT

The following discussion is based on the assumption that the Contract qualifies as an annuity contract for federal income tax purposes.

DIVERSIFICATION REQUIREMENTS. Section 817(h) of the Code provides that in order for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be “adequately diversified” in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. Section 1.817-5) apply a diversification requirement to each of the Sub-accounts of the Separate Account. The Separate Account, through the funds and their Investment Portfolios, intends to comply with the diversification requirements of the Treasury.

Section 817(h) applies to variable annuity contracts other than pension plan contracts. The regulations reiterate that the diversification requirements do not apply to pension plan contracts. All of the qualified retirement plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exclusion of qualified contracts from the diversification rules, the investment vehicle for Jefferson National’s qualified Contracts (i.e., the funds) will be structured to comply with the diversification standards because it serves as the investment vehicle for nonqualified contracts as well as qualified contracts.

OWNER CONTROL. In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the Separate Account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner’s gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of Separate Account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department subsequently announced, in connection with the issuance of regulations concerning investment diversification, that those regulations “do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account.” This announcement also stated that guidance would be issued by way of regulations or rulings on the “extent to which contract owners may direct their investments to particular Sub-accounts without being treated as owners of underlying assets.” The IRS has issued Revenue Ruling 2003-91 in which it ruled that the ability to choose among 20 Sub-accounts and make not more than one transfer per month without charge did not result in the owner of the Contract being treated as the owner of the assets in the Sub-accounts under the investor control doctrine.

The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of Separate Account assets. Although we do not believe this to be the case, these differences could result in owners being treated as the owners of the assets of the Separate Account. We, therefore, reserve the right to modify the Contracts as necessary to attempt to prevent the owners of the Contracts from being considered the owners of a pro rata share of the assets of the Separate Account.

DISTRIBUTION REQUIREMENTS. The Code also requires that nonqualified contracts contain specific provisions for distribution of contract proceeds upon the death of an owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such contracts provide that if any owner dies on or after the maturity date and before the entire interest in the contract has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner’s death. If any owner dies before the maturity date, the entire interest in the contract must generally be distributed within five years after such owner’s date of death or be applied to provide an immediate annuity under which payments will begin within one year of such owner’s death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if such owner’s death occurs prior to the maturity date, and such owner’s surviving spouse is named beneficiary, then the contract may be continued with the surviving spouse as the new owner. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of the owner. The Contract contains provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the Contracts satisfy all such Code requirements. The provisions contained in the Contracts will be reviewed and modified if necessary to maintain their compliance with the Code requirements when clarified by regulation or otherwise.

If the Owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the Contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a) if the only designated beneficiary is the Owner’s spouse, the applicable distribution period is the surviving spouse’s life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the Owner’s death. For calendar years after the death of the Owner’s surviving spouse, the applicable distribution period is the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;

(b) if the designated beneficiary is not solely the Owner’s surviving spouse, or if the Owner did not designate a surviving spouse at all, the applicable distribution period is the designated beneficiary’s life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the Owner’s death, reduced by one for each calendar year that elapsed thereafter; or

(c) if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the Owner’s death. If the Owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period.

WITHHOLDING. The portion of any distribution under a Contract that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld and properly notifies us. For certain qualified Contracts, certain distributions are subject to mandatory withholding. The withholding rate varies according to the type of distribution and the owner’s tax status. For qualified Contracts, “eligible rollover distributions” from section 401(a) plans, section 403(a) annuities, section 403(b) tax-sheltered annuities and governmental section 457 deferred compensation plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is a distribution from such a plan, except certain distributions such as distributions required by the Code, hardship distributions, certain after-tax contributions, or distributions in a specified annuity form. The 20% withholding does not apply, however, to certain nontaxable distributions if the owner chooses a “direct rollover” from the plan to another tax-qualified plan or IRA.

QUALIFIED CONTRACTS. The qualified Contract is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Contracts and our Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law.

For qualified plans under sections 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a “5 percent owner” (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 1/2. Each owner is responsible for requesting distributions under the Contract that satisfy applicable tax rules.

We make no attempt to provide more than general information about use of the Contract with the various types of retirement plans. Purchasers of Contracts for use with any retirement plan should consult their legal counsel and tax advisor regarding the suitability of the Contract.

INDIVIDUAL RETIREMENT ANNUITIES. In order to qualify as a traditional individual retirement annuity (“IRA”) under section 408(b) of the Code, a Contract must contain certain provisions: (i) the owner must be the annuitant; (ii) the Contract generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the Contract as collateral security; (iii) subject to special rules, the total purchase payments for any tax year on behalf of any individual may not exceed $5,500 for 2017 ($6,500 if age 50 or older by the end of 2017), except in the case of a rollover amount or contribution under sections 402(c), 403(a)(4), 403(b)(8) or 408(d)(3) of the Code; (iv) annuity payments or partial withdrawals must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2 and must be made in a specified form and manner; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the annuity value; and (vii) the entire interest of the owner is non-forfeitable. Contracts intended to qualify as traditional IRAs under section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.  Additionally, unless certain annual distribution requirements are met, a penalty tax of 50% will be levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRA). The Roth IRA, under section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. You should consult a tax advisor before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $133,000 for single filers, $196,000 for married filing jointly, married filing separately if you do not live with your spouse during the year, or for a qualifying widow(er) and $10,000 for married filing separately if you live with your spouse during the year (for 2017). The amount per individual that may be contributed to all IRAs (Roth and traditional) is the lesser of your taxable compensation or $5,500 for 2017 ($6,500 if age 50 or older by the end of 2017).  However, for single filers with modified adjusted gross income in excess of $118,000, but less than $133,000, the amount you may contribute is reduced.  For married filing jointly, married filing separately if you do not live with your spouse during the year, or for a qualifying widow(er), your contribution limit is reduced if modified gross income is in excess of $186,000, but less than $196,000.  For married filing separately if you live with your spouse during the year, your contribution limit is reduced if modified gross income is in excess of $0, but less than $10,000.  Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made five tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59 1/2, or to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a premature withdrawal penalty tax unless an exception applies. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if the amounts are distributed within the five taxable years beginning with the year in which the conversion was made. Unlike the traditional IRA, there are no minimum required distributions during the owner’s lifetime; however, required distributions at death are generally the same.

SECTION 403(b) PLANS. Under section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase Contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. In accordance with the requirements of the Code, section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

CORPORATE PENSION, PROFIT SHARING PLANS AND H.R. 10 PLANS. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the Contracts to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the Contract is assigned or transferred to any individual as a means to provide benefit payments.

DEFERRED COMPENSATION PLANS. Section 457 of the Code, while not actually providing for a qualified plan (as that term is used in the Code), provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contracts can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental section 457 plans, all such investments, however, are owned by the sponsoring employer, and are subject to the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-governmental employer may be entitled to draw on deferred amounts for purposes unrelated to its section 457 plan obligations.

TAXATION OF JEFFERSON NATIONAL

Jefferson National at present is taxed as a life insurance company under Part I of Subchapter L of the Code. The separate account is treated as part of us and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. At present, we do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the Contract. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make charges to the separate account.

PUBLISHED RATINGS

We may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to the Company by one or more independent rating organizations, such as A.M. Best Company, Standard and Poor’s Insurance Rating Services, Moody’s Investors Service, Inc. and Fitch Ratings. These ratings are opinions of an operating insurance company’s financial strength and capacity to meet its obligations to Contract owners. These ratings do not apply to the separate account, its Sub-accounts, the Investment Portfolios or to their performance.

ADMINISTRATION

Jefferson National Financial Corp. performs administrative services for the Contracts. These services include issuance of the Contracts, maintenance of the records concerning the contracts and certain valuation services.

ANNUITY PROVISIONS

The Company makes available several annuity options that can include fixed payments.

ANNUITY UNIT

The annuity unit value at the end of any subsequent valuation period is determined as follows:

1. The net investment factor for the current valuation period is multiplied by the value of the annuity unit for investment portfolio for the immediately preceding valuation period.

2. The result in (1) is then divided by the assumed investment rate factor, which equals 1.00 plus the assumed investment rate for the number of days since the previous valuation period.

The owner can choose either a 5% or a 3% assumed investment rate.

FIXED ANNUITY PAYOUT

A fixed annuity is an annuity with payments which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the investment portfolios. The dollar amount of each fixed annuity payment is determined in accordance with Annuity Tables contained in the Contract.

DISTRIBUTION

Jefferson National Securities Corporation, a registered broker-dealer and a member of the Financial Industry Regulatory Authority (“Distributor”), acts as the principal underwriter of the Contracts. The Distributor’s address is 10350 Ormsby Park Place, Louisville, Kentucky 40223. The Distributor is an affiliate of Jefferson National Life Insurance Company. We offer the Contracts for sale on a continuous basis through the Distributor. No compensation was paid to the Distributor during the last fiscal year related to the sale of the Contracts.

We make payments in the form of expense reimbursements or marketing allowances to certain broker-dealers that distribute our Contracts in exchange for privileges, including additional or special access to broker-dealers’ sales staff, opportunities to provide and attend training and other conferences, and marketing access for our product.  The method for calculating any additional compensation may include consideration of the level of sales or assets attributable to the firm.  Not all broker-dealers receive additional compensation and the amount of compensation varies by firm.  These payments could be significant to a firm, and could be a conflict of interest.  We generally choose to compensate broker-dealers that have a strong capability to distribute the Contracts and that are willing to cooperate with our promotional efforts.

The following list includes the names of firms that received expense reimbursement or marketing allowance payments of more than $5,000 with respect to variable annuities sold for JNL and its wholly owned subsidiary, Jefferson National Life Insurance Company of New York, during the last calendar year.

AIG Advisor Group

Cetera Financial

Commonwealth Financial Network

Dynasty Financial Partners

Ladenburg Thalman

Raymond James

Shareholder Services Group

Trust Company of America

ARRANGEMENTS REGARDING FREQUENT PURCHASES AND REDEMPTIONS

The Company has no arrangements with any contract owners, financial advisors or other individuals or entities to permit purchases and redemptions other than in accordance with the administrative rules described in the prospectus for Jefferson National Life Annuity Account G, dated May 1, 2017.

FINANCIAL STATEMENTS

The financial statements of the Company and the Separate Account included in this Statement of Additional Information should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.

Independent Registered Public Accounting Firm

The statutory-basis financial statements of Jefferson National Life Insurance Company were audited as of December 31, 2016 and 2015 and for the three years ended December 31, 2016, 2015, and 2014 by BDO USA, LLP, Independent Registered Public Accounting Firm located at 100 Park Avenue, New York, NY 10017.

CUSTODIAN

The Company is the custodian of the assets of the Separate Account.  The shares are held in book-entry form. The Company maintains a record of all purchases and redemptions of shares of the underlying portfolios.

Jefferson National Life Insurance Company

Statutory Basis Financial Statements and Supplementary Information Years Ended December 31, 2016, 2015 and 2014

The report accompanying these financial statements was issued by

BDO USA, LLP, a Delaware limited liability partnership and the U.S. member of

BDO International Limited, a UK company limited by guarantee.

Jefferson National Life Insurance Company

Statutory Basis Financial Statements and Supplementary Information

Years Ended December 31, 2016, 2015 and 2014

Jefferson National Life Insurance Company

Contents

Independent Auditor’s Report	3-4

Statutory Basis Financial Statements:

Statements of Admitted Assets, Liabilities and Capital and Surplus as of December 31, 2016 and 2015	5

Statements of Operations for the Years Ended December 31, 2016, 2015 and 2014	6

Statements of Changes in Capital and Surplus for the Years Ended December 31, 2016, 2015 and 2014	7

Statements of Cash Flows for the Years Ended December 31, 2016, 2015 and 2014	8

Notes to Statutory Basis Financial Statements	9-35

Independent Auditor’s Report on Supplementary Information	36

Supplementary Information:

Selected Financial Data	37-38

Summary Investment Schedule

Investment Risk Interrogatories

2

Tel: +212 885-8000 Fax: +212 697-1299 www.bdo.corn	100 Park Avenue New York, NY 10017

Independent Auditor’s Report

Board of Directors

Jefferson National Life Insurance Company

Louisville, Kentucky

We have audited the accompanying statutory basis statements of admitted assets, liabilities and capital and surplus of Jefferson National Life Insurance Company as of December 31, 2016 and 2015, and the related statutory basis statements of operations, capital and surplus and cash flows for the years ended December 31, 2016, 2015 and 2014, and the related notes to the statutory basis financial statements.

Management’s Responsibility for the Statutory Basis Financial Statements

Management is responsible for the preparation and fair presentation of these statutory basis financial statements in accordance with the financial reporting provisions prescribed by the Texas Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of statutory basis financial statements that are free from material misstatement, whether due to fraud or error.

Auditor’s Responsibility

Our responsibility is to express an opinion on these statutory basis financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statutory basis financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the statutory basis financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the statutory basis financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the statutory basis financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the statutory basis financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

BDO USA, LLP, a Delaware limited liability partnership, is the U.S. member of BDO International Limited, a UK company limited by guarantee, and forms part of the international BDO network of independent member firms.

BDO is the brand name for the BDO network and for each of the BDO Member Firms.

3

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2, the statutory basis financial statements are prepared on the basis of the financial reporting provisions prescribed or permitted by the Texas Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the accompanying statutory basis financial statements of the variances between such practices and accounting principles generally accepted in the United States of America are described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matters described in the “Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles” paragraph, the statutory basis financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of Jefferson National Life Insurance Company as of December 31, 2016 and 2015, and the results of its operations, changes in its capital and surplus and its cash flows for the years ended December 31, 2016, 2015 and 2014.

Opinion on Statutory Basis of Accounting

In our opinion, the statutory basis financial statements referred to above present fairly, in all material respects, the financial position of Jefferson National Life Insurance Company as of December 31, 2016 and 2015, and the results of its operations, changes in its capital and surplus and its cash flows for the years ended December 31, 2016, 2015 and 2014 in accordance with the financial reporting provisions prescribed or permitted by the Texas Insurance Department, described in Note 2.

BDO USA, LLP
March 31, 2017

4

Jefferson National Life Insurance Company

Statutory Basis Statements of Admitted Assets, Liabilities and Capital and Surplus
(Dollars in thousands, except share data)

December 31,	2016	2015
Admitted Assets
Investments and Cash:
Bonds at amortized cost	$458,934	$455,612
Preferred stock	5,882	5,882
Common stock	5,992	7,105
Common stock of subsidiary	7,099	7,460
Mortgage loan trusts	9,013	10,269
Mortgage loans on real estate	9,712	10,246
Investment in real estate	280	382
Policyholder loans	4,873	5,484
Cash and short-term investments	13,933	4,131
Total Investments and Cash	515,718	506,571
Accrued Investment Income	3,934	3,533
Amounts Recoverable on Reinsurance Ceded	1,994	1,946
Federal Income Tax Recoverable	690	800
Deferred Tax Asset	7,823	6,879
Other Admitted Assets	2,476	2,991
Separate Account Assets	4,077,932	3,535,264
Total Admitted Assets	$4,610,567	$4,057,984
Liabilities and Capital and Surplus
Liabilities:
Policy and contract reserves	$215,903	$207,894
Claim reserves	(32)	(31)
Accounts payable and accrued expenses	179	155
Payable on reinsurance	161,563	167,318
Due to parent and affiliates	1,095	1,745
Asset valuation reserve	2,954	2,928
Interest maintenance reserve	7,140	6,979
Transfers from separate accounts	(371)	(559)
Borrowed money	97,321	89,288
Other liabilities	7,852	8,682
Separate account liabilities	4,077,932	3,535,264
Total Liabilities	4,571,536	4,019,663
Capital and Surplus:
Common stock, $4.80 par value, 1,065,000 shares authorized, 1,043,565 shares issued and outstanding	5,009	5,009
Paid-in surplus	42,165	42,165
Unassigned deficit	(8,143)	(9,938)
Special surplus funds	—	1,085
Total Capital and Surplus	39,031	38,321
Total Liabilities, Capital and Surplus	$4,610,567	$4,057,984

See accompanying notes to statutory basis financial statements.

5

Jefferson National Life Insurance Company

Statutory Basis Statements of Operations
(Dollars in thousands)

Year ended December 31,	2016	2015	2014
Revenues:
Premium, annuity and other considerations	$713,944	$789,172	$795,985
Net investment income	19,093	19,491	20,237
Reserve adjustment on reinsurance ceded	(3,872)	(7,304)	(4,603)
Commission and expense allowances on reinsurance ceded	1,485	1,718	1,847
Amortization of interest maintenance reserve	1,569	1,341	1,062
Fee income	6,802	6,877	6,380
Other revenues	12,987	12,587	11,108
Total Revenues	752,008	823,882	832,016
Benefits and Expenses:
Annuity and surrender benefits	411,439	366,601	280,238
Decrease in policy and contract reserves	(1,014)	(3,372)	(4,171)
Other benefits	2,448	2,791	2,887
Commissions	978	1,136	1,256
General and administrative expenses	20,172	21,088	20,079
Taxes, licenses and fees	277	272	368
Net transfers to separate accounts	306,541	425,985	522,239
Decrease in funds withheld	9,939	10,415	13,806
Interest maintenance reserve released on reinsurance transaction	(1,320)	(1,772)	(4,359)
Other expenses	192	207	134
Total Benefits and Expenses	749,652	823,351	832,477
Income (Loss) From Operations Before Federal Income Tax Provision and Net Realized Capital Losses	2,356	531	(461)
Federal Income Tax Provision	627	952	695
Income (Loss) From Operations Before Net Realized Capital Losses	1,729	(421)	(1,156)
Net Realized Capital Losses, Net of Transfers to IMR	(1,468)	(363)	(1,721)
Net Income (Loss)	$261	$(784)	$(2,877)

See accompanying notes to statutory basis financial statements.

6

Jefferson National Life Insurance Company

Statutory Basis Statements of Capital and Surplus
(Dollars in thousands)

Year ended December 31,	2016	2015	2014
Capital and Surplus, Beginning of Year	$38,321	$39,817	$39,447
Adjustments to surplus:
Net income (loss)	261	(784)	(2,877)
Change in net unrealized capital gains (losses)	566	(1,088)	(28)
Change in deferred income tax	3,906	2,668	4,509
Change in nonadmitted assets	(2,912)	(875)	(26)
Change in asset valuation reserve	(26)	(185)	106
Change in surplus as a result of reinsurance, net of tax	(1,085)	(1,232)	(1,314)
Net Adjustments to Surplus	710	(1,496)	370
Capital and Surplus, End of Year	$39,031	$38,321	$39,817

See accompanying notes to statutory basis financial statements.

7

Jefferson National Life Insurance Company

Statutory Basis Statements of Cash Flows
(Dollars in thousands)

Year ended December 31,	2016	2015	2014
Cash Flows From Operating Activities:
Premiums collected net of reinsurance	$713,944	$789,172	$795,985
Net investment income	17,581	17,241	16,475
Commission and expense allowances on reinsurance ceded	1,485	1,718	1,847
Fee income	6,802	6,877	6,380
Other revenues	12,987	12,587	11,108
Total Income Received	752,799	827,595	831,795
Benefit and loss related payments	418,742	376,023	287,495
Net transfers to separate accounts	306,353	425,638	521,822
Commissions, expenses paid and aggregate write-ins for deductions	30,297	31,360	31,245
Federal and foreign income taxes (received) paid	(220)	725	1,840
Total Operating Expenses Paid	755,172	833,746	842,402
Net Cash Used In Operating Activities	(2,373)	(6,151)	(10,607)
Cash Flows From Investing Activities:
Proceeds from investments sold, matured or repaid:
Bonds and stocks	142,969	153,540	141,925
Mortgage loans	1,620	1,608	1,718
Other invested assets	217	519	229
Total Investment Proceeds	144,806	155,667	143,872
Cost of investments acquired:
Bonds and stocks	(141,501)	(162,627)	(159,302)
Mortgage loans	—	—	(3,017)
Total Cost of Investments Acquired	(141,501)	(162,627)	(162,319)
Net decrease in policy loans	660	403	579
Net Cash Provided By (Used In) Investing Activities	3,965	(6,557)	(17,868)
Cash Flows From Financing Activities and Miscellaneous Sources:
Borrowed money	8,034	15,088	(36,379)
Net deposit-type contract fund and other liabilities	9,023	1,573	76,484
Other cash applied	(8,847)	(6,676)	(21,925)
Net Cash Provided By Financing Activities and Miscellaneous Sources	8,210	9,985	18,180
Net Increase (Decrease) in Cash and Short-Term Investments	9,802	(2,723)	(10,295)
Cash and Short-Term Investments:
Beginning of year	4,131	6,854	17,149
End of year	$13,933	$4,131	$6,854

See accompanying notes to statutory basis financial statements.

8

Jefferson National Life Insurance Company

Notes to Statutory Basis Financial Statements
(Dollars in thousands)

1.  Organization

Jefferson National Life Insurance Company (the “Company” or “JNL”), is a life insurance company founded in 1937 and domiciled in the State of Texas. The Company markets primarily variable annuities and, in 2005, launched a revolutionary flat insurance fee variable annuity called Monument Advisor.

The Company is licensed in all states and the District of Columbia except New York and is a wholly-owned subsidiary of Jefferson National Financial Corp. (“JN Financial”), an insurance holding company incorporated in the State of Delaware. On December 30, 2011, a group of investors, along with certain members of management of JN Financial, consummated an $83,000 management buyout, the proceeds of which were used to acquire the outstanding shares of JN Financial and contribute $20,660 of capital to the Company.

JN Financial formed Jefferson National Life Insurance Company of New York (“JNLNY”) on June 16, 2014, a 100% wholly-owned subsidiary of the Company, which commenced operations on April 17, 2015. JNLNY is a New York based insurance company created to serve the New York market. The Company contributed cash and bonds in the amount of $7,649 to seed JNLNY in early 2015.

The following states represented premiums collected in excess of 5% of total premiums in 2016, 2015 and 2014:

	2016	2015	2014
California	19%	10%	13%
Florida	9%	8%	8%
Texas	7%	10%	10%
Pennsylvania	6%	5%	N/A
Ohio	5%	N/A	N/A

2.  Basis of Presentation

The statutory basis financial statements have been prepared on the basis of accounting practices prescribed or permitted by the Texas Department of Insurance (the “Department”). Insurance companies domiciled in Texas are required to prepare statutory basis financial statements in accordance with the National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures manual (“NAIC SAP”), subject to certain modifications prescribed or permitted by the Department (“Texas SAP”). Under NAIC SAP, furniture, fixtures and equipment are depreciated against net income with the undepreciated portion reported as a nonadmitted asset charged against surplus. Under Texas Insurance Code §841.004, furniture, labor-saving devices, machines and all other office equipment may be admitted for property acquired after December 31, 2000 and depreciated over a period not to exceed five years. The amount of admitted furniture and equipment was $235 and $438 at December 31, 2016 and 2015, respectively. The Department has the right to permit specific practices that deviate from prescribed practices.

Financial statements prepared in accordance with Texas SAP vary from financial statements prepared using accounting principles generally accepted in the United States of America (“GAAP”) primarily because on a statutory basis:

9

Jefferson National Life Insurance Company

Notes to Statutory Basis Financial Statements
(Dollars in thousands)

•                                Costs related to acquiring business, principally commissions, direct marketing costs and certain policy issue expenses, are charged to income in the year incurred, rather than capitalized and amortized in relation to premiums or gross profits;

•                                Life insurance and annuity reserves are based on statutory mortality and interest requirements, without consideration of withdrawals and Company experience, whereas on a GAAP basis they are based on anticipated Company experience for lapses, mortality and investment yield;

•                                Life insurance enterprises are required to establish a formula-based asset valuation reserve (“AVR”) by a direct charge to surplus to offset potential investment losses. Under GAAP, provisions for investments are established as needed through a charge to income;

•                                Realized gains and losses resulting from changes in interest rates on fixed income investments are deferred in the interest maintenance reserves and amortized into investment income over the remaining life of the investment sold. For GAAP, such gains and losses are recognized in income at the time of the sale;

•                                Bonds are carried principally at amortized cost, but at fair value for GAAP;

•                                The admission or nonadmission of deferred tax assets are determined under Statement of Statutory Accounting Principles (“SSAP”) No. 101, which differs from the valuation allowance determined under GAAP. The changes in deferred income taxes are not reported as a component of net income but rather as a charge to capital and surplus;

•                                Assets and liabilities are reported net of reinsurance for statutory purposes and gross of reinsurance for GAAP;

•                                Premiums from interest sensitive and annuity policies are recognized as income, whereas under GAAP future policy liabilities are increased;

•                                Deferred premium amounts are a function of the premium payment assumptions used in calculating the policy reserves, whereas on a GAAP basis, any deferred benefit premium amounts are netted against the liability for future policy benefits;

•                                Goodwill and other intangibles are subject to certain limitations as admitted assets;

•                                Securities lending transactions in which collateral is not available for the general use by the Company are not recorded on the balance sheet per SSAP No. 91R. For GAAP, such transactions are accounted for as a secured borrowing and the collateral is recorded on the GAAP balance sheet as an asset and a liability;

•                                Certain “nonadmitted assets” (principally receivables over 90 days, deferred tax assets, unauthorized reinsurance and prepaid expenses) must be excluded from admitted assets under statutory reporting through a charge to capital and surplus; and

•                                Push-down accounting is not permitted under Texas SAP. Under GAAP, the Company applied push-down accounting related to JN Financials management buyout on December 30, 2011. The Company revalued its assets and liabilities as of the date of the transaction in accordance with GAAP applicable to business combinations.

10

Jefferson National Life Insurance Company

Notes to Statutory Basis Financial Statements
(Dollars in thousands)

A reconciliation of net income (loss) and capital and surplus of the Company as determined in accordance with statutory accounting practices to amounts determined in accordance with GAAP as of December 31, 2016, 2015 and 2014 is as follows:

	Net Income (Loss)			Capital and Surplus
	Year Ended December 31,			December 31,
	2016	2015	2014	2016	2015	2014
Statutory amounts	$261	$(784)	$(2,877)	$39,031	$38,321	$39,817
Add (deduct) adjustments:
Investments	(998)	(1,395)	(1,168)	11,467	9,980	19,815
Deferred acquisition costs and valuation of business acquired	273	768	1,703	19,146	19,480	17,133
Goodwill and other intangibles	—	—	—	5,218	5,218	5,218
Policy reserves, net of reinsurance	1,224	1,652	1,499	3,496	2,234	415
Ceding commissions	(1,085)	(1,232)	(1,314)	—	—	—
Fixed assets	54	133	191	528	475	336
Deferred taxes	4,442	2,086	4,546	2,621	15	(3,049)
Other	—	(1)	—	—	1	7
GAAP-basis amounts	$4,171	$1,227	$2,580	$81,507	$75,724	$79,692

11

Jefferson National Life Insurance Company

Notes to Statutory Basis Financial Statements
(Dollars in thousands)

3. Summary of Significant Accounting Policies

Investments

Bonds - Bonds not in default are generally stated at amortized cost using the interest method or at the lower of amortized cost or fair value for NAIC rated 6 securities. Mortgage-backed securities and structured securities not in default are stated at amortized cost, net of any other than temporary impairment, or the lower of amortized cost or fair value. Mortgage-backed securities are adjusted for changes in prepayment assumptions using the retrospective method. The retrospective method is used to value all securities except for interest only securities or securities where the yield had become negative; these are valued using the prospective method. Prepayment assumptions for loan-backed bonds and structured securities were obtained from the broker at the date of purchase and are updated semi-annually based on market rate. Mortgage-backed and structured securities in default are valued at the lower of amortized cost (net of any other than temporary impairments) or undiscounted estimated future cash flows. Investment market valuations are prescribed by the NAIC.

Unrealized gains and losses on NAIC rated 6 bonds are recorded directly to unassigned surplus. If it is determined that a decline in fair value is other than temporary, the cost basis is written down and a realized loss is recognized.

Preferred Stock - Redeemable preferred stocks that have characteristics of debt securities and are rated as higher or high quality (NAIC designation of 1 through 3) are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost or fair value. Nonredeemable preferred stocks are reported at fair value or lower of cost or fair value as determined by the Securities Valuation Office of the NAIC (“SVO”) and the related net unrealized capital gains (losses) are reported in unassigned surplus along with any adjustment for federal income taxes. If it is determined that a decline in fair value is other than temporary, the cost of preferred stocks is written down and a realized loss is recognized.

Common Stock - Investments in common stock are valued at fair value. For investments in the Federal Home Loan Bank of Dallas (the “FHLB”) capital stock, which is only redeemable at par, the fair value shall be presumed to be par.

Common Stock of Subsidiary - The Company’s insurance subsidiary is reported at its underlying statutory equity. The net change in the subsidiary’s equity is included in the change in unrealized gains and losses in unassigned surplus.

Policy Loans - Policy loans are reported at unpaid balances.

Short-term Investments - Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost.

Mortgage Loan Trusts - Mortgage loan trusts are reported at the Company’s pro rata share of the unpaid principal balances of the underlying mortgage loans in the trusts. The Company participates in seven trusts managed by Innovative Capital Advisors and has various ownership percentages in the trusts ranging from 6.52% to 16.44%. Impairment losses are recognized if the underlying mortgage loans were unable to collect all principal and interest payments according to the contractual terms of the agreement.

Mortgage Loans on Real Estate - Mortgage loans are reported at unpaid principal balances, less any discounts and allowances for impairment. Mortgage loans include investments in wholly owned residential mortgage loans and is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management

12

Jefferson National Life Insurance Company

Notes to Statutory Basis Financial Statements
(Dollars in thousands)

determines foreclosure is probable, the impairment is other than temporary; the mortgage loan is written down to realizable value and a realized loss is recognized.

Real Estate - The Company owns available-for-sale real estate resulting from the foreclosure of certain commercial and residential mortgage loans in a loan sharing trust purchased to provide asset diversification. The real estate is valued at the appraised value at the most recent appraisal date.

Realized Gains and Losses and Interest Maintenance Reserve - Realized gains and losses (determined using the specific identification basis), net of applicable taxes, arising from changes in interest rates are accumulated in the Interest Maintenance Reserve (“IMR”) and are amortized into net investment income over the estimated remaining life of the investment sold. All other realized gains and losses are reported in the statutory basis statements of operations.

Asset Valuation Reserve - An AVR applying to the specific risk characteristics of all invested asset categories excluding cash, policy loans and investment income accrued has been established based on a statutory formula. Realized and unrealized gains and losses arising from changes in the creditworthiness of the borrower are included in the appropriate subcomponent of the AVR. Changes in the AVR are applied directly to unassigned surplus.

Net Investment Income and Expenses - Net investment income includes premium amortization, discount accretion, as well as interest and dividends received or accrued on investments. Net investment income is reported as earned and is presented net of related investment expenses.

Special Surplus Funds

Special surplus funds represent the unearned portion of ceding commissions received. Ceding commissions are recognized in income as the profits emerge, net of tax, on the underlying blocks of business.

Policy and Contract Reserves

Life, annuity, and accident and health disability benefit reserves are developed by actuarial methods and are determined based on published tables using specified interest rates and valuation methods in accordance with Department regulations.

Life Reserves

Reserves for life contracts are primarily mean reserves based on mortality and interest rate assumptions (ranging from 2.25% to 6.00%), in accordance with Department regulations.

Premium deficiency reserves, if any, are recorded when it is probable that the expected future cost on policies will exceed the anticipated future premiums and interest income on those policies.

The Company waives the deduction of deferred fractional premiums upon the death of the insured and returns any portion of the final premium beyond the date of death. Reserves are never less than surrender values available at valuation date.

Annuity Reserves

Reserves for contractual funds not yet used for the purchase of annuities are reserved for using the continuous version of the Commissioners Annuity Reserve Valuation Method (“CARVM”), in which the greatest present value of benefits considering voluntary and involuntary benefits streams is deemed sufficient to provide for benefits arising from the contracts. Calculations follow Actuarial Guideline 33, for the fixed annuities; and for the variable annuities, Actuarial Guideline 43 is followed. Reserves for life and disability insurance are based on mortality, morbidity, and interest rate assumptions in accordance with Department regulations.

13

Jefferson National Life Insurance Company

Notes to Statutory Basis Financial Statements
(Dollars in thousands)

Reserves for annuity contracts in the payout phase are computed on the net single premium method and represent the estimated present value of future retirement benefits. These reserves are based on mortality and interest rate assumptions (ranging from 4.00% to 13.25%), in accordance with Department regulations.

Transfers from separate accounts represent the difference between the account values held on the separate accounts and the statutory reserves required for these policies using the Commissioner’s valuation reserve methodology.

Reinsurance

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. A liability for reinsurance balances is provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves.

Federal Income Tax

The Federal income tax provision included in the statutory basis statements of operations is based on taxes paid or anticipated to be paid or refunds expected to be received. The Company does not believe it has taken any material uncertain tax positions and, accordingly, it has not recorded any liability for unrecognized tax benefits. For the years ended December 31, 2016, 2015 and 2014, there was no interest or penalties recorded or included in the statutory basis statements of operations. As of December 31, 2016, the years still subject to examination by a taxing authority are 2013 through 2015.

Deferred Income Taxes

Deferred tax assets are limited to (1) the amount of Federal income taxes paid in prior years that can be recovered though loss carrybacks for existing temporary differences that reverse during a period not to exceed three years, plus (2) amounts not greater than threshold limitations contingent upon the Company’s ratio of capital and surplus excluding any net deferred tax assets, EDP equipment and operating system software and any net positive goodwill to its Risk-Based Capital Authorized Control Level, plus (3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities.

The remaining deferred tax assets are non-admitted. Deferred taxes do not include amounts for state taxes.

Separate Account Assets/Liabilities

Investments held in the separate accounts are stated at fair value. Participants’ corresponding equity in the separate accounts is reported as a liability in the accompanying statements. Premiums and benefits related to the separate accounts are included in the accompanying statutory basis statements of operations as net transfers to (from) separate accounts. Investment gains (losses) in the separate accounts are offset by a change to the reserve liabilities in the respective separate accounts.

Premiums and Annuity Considerations

Insurance premiums and annuity considerations without mortality risks are recognized as income when due. Annuity considerations with mortality risks are recognized as revenue when received.

14

Jefferson National Life Insurance Company

Notes to Statutory Basis Financial Statements
(Dollars in thousands)

Fee Income

Fee income consists primarily of income from fees associated with investment management, administration and contract guarantees from separate accounts and is recognized as income when charged to the underlying account.

Revenue Sharing Income

Revenue sharing income consists of fees paid by the various mutual funds in which separate account assets are invested. The fees are generally based on assets under management and are recognized as income in the month in which the assets were invested.

General and Administrative Expenses

General and administrative expenses are charged to expense as incurred. This includes direct expenses incurred by the Company and expenses allocated by JN Financial to the Company.

Estimates

The preparation of statutory basis financial statements in accordance with Texas SAP requires management to make estimates and assumptions that affect the reported amounts in the statutory basis financial statements and accompanying notes. Actual results could differ from these estimates.

Reclassifications

Certain prior period balances have been reclassified to conform to the current year presentation.

4. Investments

Fixed Maturity and Equity Securities

The amortized cost and NAIC market value of investments in fixed maturity securities, preferred stock and common stock at December 31, 2016 are as follows:

	Amortized	Gross Unrealized		NAIC Market
	Cost	Gains	Losses	Value
Fixed maturities:
U.S. Treasury	$8,744	$13	$(43)	$8,714
States and political subdivisions	13,250	910	(146)	14,014
Corporate bonds	256,548	6,599	(4,940)	258,207
Mortgage-backed securities:
U.S. government agencies	103,880	1,011	(1,075)	103,816
Corporate	76,512	6,411	(458)	82,465
	458,934	14,944	(6,662)	467,216
Preferred stock	5,882	192	(289)	5,785
Common stock	13,641	—	(550)	13,091
Total	$478,457	$15,136	$(7,501)	$486,092

15

Jefferson National Life Insurance Company

Notes to Statutory Basis Financial Statements
(Dollars in thousands)

The amortized cost and NAIC market value of investments in fixed maturity securities, preferred stock and common stock at December 31, 2015 are as follows:

	Amortized	Gross Unrealized		NAIC Market
	Cost	Gains	Losses	Value
Fixed maturities:
U.S. Treasury	$8,686	$35	$(20)	$8,701
States and political subdivisions	11,385	646	(96)	11,935
Corporate bonds	197,713	3,756	(9,231)	192,238
Mortgage-backed securities:
U.S. government agencies	98,309	1,447	(655)	99,101
Corporate	139,519	8,190	(2,238)	145,471
	455,612	14,074	(12,240)	457,446
Preferred stock	5,882	277	(76)	6,083
Common stock	15,681	26	(1,142)	14,565
Total	$477,175	$14,377	$(13,458)	$478,094

As of December 31, 2016 and 2015, the Company had fixed maturity securities with a statement value of $12,663 and $12,491, respectively, on deposit with various state regulatory agencies. As of December 31, 2016 and 2015, the Company had mortgage-backed securities with a statement value of $99,753 and $91,984, respectively, pledged as collateral to Federal Home Loan Bank of Dallas.

The statement values and NAIC market values of investments in fixed maturity securities by contractual maturity (except for mortgage-backed securities which are stated at expected maturity) at December 31, 2016 are as follows:

	Amortized Cost	NAIC Market Value
Due in one year or less	$3,160	$3,202
Due after one year through five years	26,643	27,671
Due after five years through ten years	113,900	114,696
Due after ten years	134,839	135,366
Mortgage-backed securities	180,392	186,281
Total	$458,934	$467,216

Expected maturities may differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties.

For the years ended December 31, 2016, 2015 and 2014, proceeds from the sales of fixed maturity securities were $91,900, $117,671 and $101,846, respectively.

16

Jefferson National Life Insurance Company

Notes to Statutory Basis Financial Statements
(Dollars in thousands)

Net realized capital gains (losses) for 2016, 2015 and 2014 are as follows:

Year ended December 31, 2016	Gross Realized Capital Gains	Gross Realized Losses	Other Than Temporary Impairment	Total
Bonds	$4,370	$(1,842)	$—	$2,528
Preferred stock	—	—	—	—
Common stock	29	(909)	—	(880)
Mortgage loans	—	(32)	—	(32)
Real estate	—	(25)	(9)	(34)
Net realized capital gains (losses)	4,399	(2,808)	(9)	1,582
Transfer to IMR	(3,050)	—	—	(3,050)
Net realized capital gains (losses)	$1,349	$(2,808)	$(9)	$(1,468)

	Gross
	Realized	Gross	Other Than
	Capital	Realized	Temporary
Year ended December 31, 2015	Gains	Losses	Impairment	Total
Bonds	$5,273	$(1,854)	$(347)	$3,072
Preferred stock	6	—	—	6
Common stock	159	(122)	—	37
Real estate	—	(47)	(35)	(82)
Net realized capital gains (losses)	5,438	(2,023)	(382)	3,033
Transfer to IMR	(3,396)	—	—	(3,396)
Net realized capital gains (losses)	$2,042	$(2,023)	$(382)	$(363)

	Gross
	Realized	Gross	Other Than
	Capital	Realized	Temporary
Year ended December 31, 2014	Gains	Losses	Impairment	Total
Bonds	$6,974	$(756)	$—	$6,218
Common stock	267	(21)	(1,746)	(1,500)
Mortgage loans	—	(53)	—	(53)
Real estate	—	(88)	(70)	(158)
Net realized capital gains (losses)	7,241	(918)	(1,816)	4,507
Transfer to IMR	(6,228)	—	—	(6,228)
Net realized capital gains (losses)	$1,013	$(918)	$(1,816)	$(1,721)

17

Jefferson National Life Insurance Company

Notes to Statutory Basis Financial Statements
(Dollars in thousands)

At December 31, 2016 and 2015, the Company held unrated or less than investment grade corporate bonds and preferred stocks with an aggregate amortized cost of $15,718 and $24,769, respectively, with an aggregate fair value of $16,420 and $24,075, respectively. Those holdings amounted to 3.4% and 5.4% of the Company’s investments in bonds and preferred stocks at December 31, 2016 and 2015, respectively, and 3.1% and 4.9% of the Company’s total invested assets at December 31, 2016 and 2015, respectively. The Company performs periodic evaluations of the relative credit standing of the issuers of these securities.

Net Investment Income

Net investment income for the years ended December 31, 2016, 2015 and 2014, including accrual of discount and amortization of premiums, arose from the following sources:

	2016	2015	2014
Bonds	$19,770	$19,697	$20,055
Preferred stock	393	407	389
Common stock	96	135	41
Mortgage loans on real estate	1,122	1,298	1,251
Real estate	—	36	—
Policy loans	320	386	375
Cash and short-term investments	22	9	20
Miscellaneous investment income	4	—	—
Total gross investment income	21,727	21,968	22,131
Investment expense	(701)	(781)	(718)
Interest expense	(1,933)	(1,696)	(1,176)
Net investment income	$19,093	$19,491	$20,237

There was no accrued investment income excluded from surplus during 2016, 2015 and 2014.

Analysis of Unrealized Losses on Fixed Maturity Securities

The Company has a process in place to identify securities that could potentially have an impairment that is other than temporary. This process involves monitoring market events that could impact issuers’ credit ratings, business climate, management changes, litigation and government actions, and other similar factors. This process also involves monitoring late payments, downgrades by rating agencies, key financial ratios, financial statements, revenue forecasts and cash flow projections as indicators of credit issues. At the end of each quarter, the Company’s investment advisor reviews all securities where market value is less than an agreed upon percent of amortized cost for three months or more to determine whether impairments need to be taken.

The Company considers relevant facts and circumstances in evaluating whether the impairment of a security is other than temporary. Relevant facts and circumstances considered include (1) the length of time the fair value has been below cost; (2) the financial position of the issuer, including the current and future impact of any specific events; and (3) the Company’s ability and intent to hold the security to maturity or if it is more likely than not that the Company will be required to sell the security prior to recovery of its cost basis. To the extent the Company determines that a security is deemed to be other than temporarily impaired, the difference between amortized cost and fair value would be charged to operations.

18

Jefferson National Life Insurance Company

Notes to Statutory Basis Financial Statements
(Dollars in thousands)

There are a number of significant risks and uncertainties inherent in the process of monitoring impairments and determining if an impairment is other than temporary. These risks and uncertainties include (1) the risk that the Company’s assessment of an issuer’s ability to meet all of its contractual obligations will change based on changes in the credit characteristics of that issuer, (2) the risk that the economic outlook will be worse than expected or have more of an impact on the issuer than anticipated, (3) information, or fraudulent financial statements, could be provided to the Company’s investment professionals who determine the fair value estimates and other than temporary impairments, and (4) the risk that new information obtained by the Company or changes in other facts and circumstances lead it to change its intent to hold the security to maturity or until it recovers in value. Any of these situations could result in a charge to operations in a future period.

Unrealized losses on securities where the estimated fair value had declined and remained below amortized cost as of December 31, 2016 and 2015 are as follow:

	Less Than 12 Months in Unrealized Loss		12 Months or More in Unrealized Loss		Total
December 31, 2016	NAIC Market Value	Unrealized Losses	NAIC Market Value	Unrealized Losses	NAIC Market Value	Unrealized Losses
Fixed maturities:
U.S. Treasury	$4,739	$(43)	$—	$—	$4,739	$(43)
States and political subdivisions	3,835	(146)	—	—	3,835	(146)
Corporate bonds	83,607	(3,488)	19,761	(1,452)	103,368	(4,940)
Mortgage-backed securities:
U.S. government agencies	50,323	(1,075)	—	—	50,323	(1,075)
Corporate	8,675	(247)	3,128	(211)	11,803	(458)
Total debt securities	151,179	(4,999)	22,889	(1,663)	174,068	(6,662)
Preferred stock	450	(50)	2,643	(239)	3,093	(289)
Common stock	7,649	(550)	—	—	7,649	(550)
Total	$159,278	$(5,599)	$25,532	$(1,902)	$184,810	$(7,501)
Number of positions held	120		18		138

	Less Than 12 Months in Unrealized Loss		12 Months or More in Unrealized Loss		Total
December 31, 2015	NAIC Market Value	Unrealized Losses	NAIC Market Value	Unrealized Losses	NAIC Market Value	Unrealized Losses
Fixed maturities:
U.S. Treasury	$3,525	$(9)	$1,060	$(11)	$4,585	$(20)
States and political subdivisions	4,413	(96)	—	—	4,413	(96)
Corporate bonds	91,745	(6,597)	10,475	(2,634)	102,220	(9,231)
Mortgage-backed securities:
U.S. government agencies	34,726	(550)	3,178	(105)	37,904	(655)
Corporate	43,316	(1,636)	5,736	(602)	49,052	(2,238)
Total debt securities	177,725	(8,888)	20,449	(3,352)	198,174	(12,240)
Preferred stock	2,808	(74)	499	(2)	3,307	(76)
Common stock	8,471	(674)	679	(468)	9,150	(1,142)
Total	$189,004	$(9,636)	$21,627	$(3,822)	$210,631	$(13,458)
Number of positions held	153		34		187

19

Jefferson National Life Insurance Company

Notes to Statutory Basis Financial Statements
(Dollars in thousands)

5. Policy and Claim Reserves

As of December 31, 2016 and 2015, the Company had $1,474,984 and $1,615,574, respectively, of individual and group life insurance in force. On $173,648 and $182,298 of insurance in force as of December 31, 2016 and 2015, respectively, gross premiums were less than the net premiums according to the standard valuation set by the Department. The deficiency reserves to cover such insurance in force totaled $1,044 and $1,138 at December 31, 2016 and 2015, respectively. The Company has ceded 100% of its life reserves at December 31, 2016 and 2015.

Substantially all of the separate account business of JNL relates to individual variable annuities with non-guaranteed returns. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative. However, JNL also has minimal guaranteed separate accounts that are subject to a market value adjustment with one, three and five-year options.

Guaranteed minimum income benefit (“GMIB”) - Riders available on certain variable products of the Company provide an annuitization benefit equal to the largest contract value on any contract anniversary less any adjusted (proportional) partial withdrawals.

Guaranteed minimum withdrawal benefit (“GMWB”) - Riders available on certain variable products of the Company provide a withdrawal benefit that permits the policyholder to withdraw up to 7% of his premium base annually without incurring a surrender charge, after either a 2-year or 5-year waiting period from issue, and subject to a lifetime maximum of the total premium base.

Guaranteed minimum death benefit (“GMDB”) - These variable annuities generally provide an incidental death benefit of the greater of account value or premiums paid net of withdrawals. On some policy forms, the Company also provides an incidental death benefit equal to the greater of account value and premiums net of withdrawals accumulated at 5% (“5% roll-up benefit”), the greatest account value on any contract anniversary (“1-year ratchet”) and on the account value reset every 7th anniversary (“7-year lookback”).

At December 31, 2016, the Company had the following with guaranteed benefits:

Benefit and Type of Risk	Subjected Account Value	Gross Reserve	Reinsurance Reserve Credit
GMDB	$324,658	$23,300	$18,880
GMIB	5,735	285	—
GMWB	1,389	2	—

At December 31, 2015, the Company had the following with guaranteed benefits:

Benefit and Type of Risk	Subjected Account Value	Gross Reserve	Reinsurance Reserve Credit
GMDB	$344,367	$23,062	$18,701
GMIB	9,472	333	—
GMWB	1,437	4	—

20

Jefferson National Life Insurance Company

Notes to Statutory Basis Financial Statements
(Dollars in thousands)

The following table provides information on the GMDB features outstanding at December 31, 2016 and 2015. (Note that the Company’s variable contracts with guarantees may offer more than one type of guarantee in each contract; therefore the amounts listed are not mutually exclusive.) The net amount of risk which is defined as the current guaranteed minimum death benefit in excess of the current account balance at December 31, 2016 and 2015 is as follows:

	2016	2015
	(in the event of death)
Return of net deposit:
Account value	$171,985	$186,443
Net amount at risk	$13,271	$15,280
Average attained age of contract holders	57	56
Return of net deposits plus a minimum return:
Account value	$149,741	$154,422
Net amount at risk	$112,694	$116,076
Average attained age of contract holders	67	66
Guaranteed minimum return	5%	5%
Highest specified anniversary account value minus withdrawals post-anniversary :
Account value	$2,932	$3,502
Net amount at risk	$299	$393
Average attained age of contract holders	68	67

GMIB feature offers the contract holder annuitization at greater of annual ratchet value and then-current account value. Annuitization is prohibited for the first 7 to 15 contract years, with the exact restriction depending on the annuitant’s age at issue. The separate account values are $5,735 and $9,472 at December 31, 2016 and 2015, respectively.

GMWB features offer the contract holder annual withdrawal of set percentage of net contributions without incurring surrender charge, until the full amount of the net contribution is exhausted. Depending on which rider is purchased, annuitants are restricted from taking such withdrawals for either two or five years. There is a one-time option to step up the amount of the withdrawal basis.

Separate account balances attributable to variable annuity contracts with guarantees at December 31, 2016 and 2015 are as follows:

	2016	2015

Asset type:
Domestic equity	$189,449	$193,453
International equity	22,609	25,535
Bonds	20,901	22,879
Balanced bond/equity	14,581	16,079
Total	247,540	257,946
Money market	13,791	19,488
Total	$261,331	$277,434
Percent of total variable annuity separate account values	6.4%	7.8%

21

Jefferson National Life Insurance Company

Notes to Statutory Basis Financial Statements
(Dollars in thousands)

At December 31, 2016, annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

		2016		2015
		Amount	% of Total	Amount	% of Total
A. Subject to discretionary withdrawal:
1.	With market value adjustment	$712	—%	$641	—%
2.	At book value less current surrender charge of 5% or more	3,625.1		3,463.1
3.	At fair value	4,076,833	90.2	3,534,032	88.9

4.	Total with adjustment or at fair value	4,081,170	90.3	3,538,136	89.0
5.	At book value without adjustment (minimal or no charge or adjustment)	416,641	9.2	415,220	10.5
B. Not subject to discretionary withdrawal		22,303.5		19,879.5
C. Total (gross: direct + assumed)		4,520,114	100.0%	3,973,235	100.0%
D. Reinsurance ceded		(231,372)		(235,366)
E. Total (net) (C) + (D)		$4,288,742		$3,737,869

6. Fair Value Measurements

The estimated fair values of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

The following are the levels of the hierarchy and a brief description of the type of valuation inputs that are used establish each level:

•                  Pricing Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets that the Company’s pricing sources have the ability to access.

•                  Pricing Level 2 - Valuations based upon quoted prices for similar assets in active markets, quoted prices for identical or similar assets in inactive markets, or valuations based on market data.

•                  Pricing Level 3 - Valuations that are derived from techniques in which one or more of the significant inputs are unobservable, including broker quotes which are not binding.

22

Jefferson National Life Insurance Company

Notes to Statutory Basis Financial Statements
(Dollars in thousands)

The following describes the valuation techniques used by the Company to determine the fair value of financial instruments held as of December 31, 2016 and 2015:

U.S. Government and U.S. Government Agencies

U.S. Government and U.S. Government agency securities are comprised primarily of bonds issued by the U.S. Treasury, the Federal Home Loan Bank, the Federal Home Loan Mortgage Corporation, Government National Mortgage Association and the Federal National Mortgage Association. The fair values of U.S. government securities are based on quoted market prices in active markets, and are included in the Level 1 fair value hierarchy. The Company believes the market for U.S. Treasury securities is an actively traded market given the high level of daily trading volume. The fair values of U.S. government agency securities are priced using the spread above the risk-free yield curve. As the yields for the risk-free yield curve and the spreads for these securities are observable market inputs, the fair values of U.S. government agency securities are included in Level 2 of the fair value hierarchy.

Mortgage-backed Securities (“MBS”)

These securities are priced by independent pricing services and/or NAIC or brokers. The pricing provider applies dealer quotes and other available trade information, prepayment speeds, yield curves and credit spreads to the valuation. As the significant inputs used to price the MBS are observable market inputs, the fair value of the MBS is included in the Level 2 fair value hierarchy. Mortgage-backed securities that are priced using significant unobservable inputs such as modeling using discounted cash flows are included in Level 3 of the fair value hierarchy.

Corporate Bonds

Corporate bonds are comprised of bonds issued by corporations. These securities are generally priced by NAIC or pricing services. The fair values of corporate bonds that are short-term are priced, by the pricing services, using the spread above the London Interbank Offered Rate (“LIBOR”) yield curve and the fair value of corporate bonds that are long term are priced using the spread above the risk-free yield curve. The spreads are sourced from broker/dealers, trade prices and the new issue market. Where pricing is unavailable from pricing services, the Company obtains non-binding quotes from broker/dealers. As the significant inputs used to price corporate bonds are observable market inputs, the fair values of corporate bonds are included in Level 2 of the fair value hierarchy. Bonds that are priced using significant unobservable inputs such as modeling using discounted cash flows are included in Level 3 of the fair value hierarchy.

Equities

For public common and preferred stock, the Company receives prices from a nationally recognized pricing service that are based on observable market transactions and includes these estimates in the amount disclosed in Level 1. When current market quotes in active markets are unavailable for certain non-redeemable preferred stock held by the Company, the Company receives an estimate of fair value from the pricing service that provides fair value estimates for the Company’s fixed maturities. The service utilizes some of the same methodologies to price the non-redeemable preferred stock as it does for the fixed maturities. The Company includes the estimate in the amount disclosed in Level 2. Equities that are priced using significant unobservable inputs, such as using EBITDA and revenue multiples, are included in Level 3 of the fair value hierarchy.

Cash and Short-Term Investments

The market value of cash and short-term investments is estimated to approximate the carrying value.

23

Jefferson National Life Insurance Company

Notes to Statutory Basis Financial Statements
(Dollars in thousands)

Policy Loans, Mortgage Loans and Borrowed Money

The fair value of policy loans, mortgage loans and borrowed money is estimated to approximate the carrying value.

Policy and Contract Reserves

Contractual funds not yet used to purchase retirement annuities and other deposit liabilities are stated at their cash surrender value. These contracts are issued with variable interest rates that are periodically adjusted based on changes in underlying economic conditions.

The fair values of other policyholder liabilities were calculated using 1,000 stochastically generated projection scenarios. The fair value of the liabilities of annuities in the payment phase was calculated using a level scenario. In determining the fair value of liabilities, benefits and expenses less premiums under the scenarios were discounted at the approximate net investment earnings rate.

Real Estate

The estimated fair value of real estate is based upon the most recent valuation conducted by a third-party appraiser.

Separate Account Assets and Liabilities

Separate account assets and liabilities are stated at fair value based on the net asset value (“NAV”) of the underlying mutual funds, as determined by the fund manager.

Assets and liabilities measured at fair value on a recurring basis as of December 31, 2016 are as follows:

Description	Level 1	Level 2	Level 3	Total	NAIC Carrying Value
Assets
Investment securities:
Bonds	$—	$437,308	$29,908	$467,216	$458,934
Preferred stock	5,785	—	—	5,785	5,882
Common stock	—	13,091	—	13,091	13,091
Separate account assets	4,077,932	—	—	4,077,932	4,077,932
Cash and short-term investments	13,933	—	—	13,933	13,933
	$4,097,650	$450,399	$29,908	$4,577,957	$4,569,772
Liabilities
Separate account liabilities	$4,077,932	$—	$—	$4,077,932	$4,077,932

24

Jefferson National Life Insurance Company

Notes to Statutory Basis Financial Statements
(Dollars in thousands)

The following table presents a reconciliation of the beginning and ending balances of assets measured at fair value on a recurring basis in the statement of admitted assets, liabilities and capital and surplus using significant unobservable inputs for the year ended December 31, 2016:

				Total Gains	Total Gains
	Balance at	Transfers	Transfers	(Losses)	(Losses)			Balance at
	January 1,	into	Out of	Included in	Included in			December 31,
	2016	Level 3	Level 3	Income	Surplus	Purchases	Sales	2016

Bonds	$81,981	$—	$—	$1,312	$439	$2,000	$(55,824)	$29,908

Assets and liabilities measured at fair value on a recurring basis as of December 31, 2015 are as follows:

Description	Level 1	Level 2	Level 3	Total	NAIC Carrying Value
Assets
Investment securities:
Bonds	$—	$375,465	$81,981	$457,446	$455,612
Preferred stock	6,083	—	—	6,083	5,882
Common stock	1,618	12,947	—	14,565	14,565
Separate account assets	3,535,264	—	—	3,535,264	3,535,264
Cash and short-term investments	4,131	—	—	4,131	4,131
	$3,547,096	$388,412	$81,981	$4,017,489	$4,015,454
Liabilities
Separate account liabilities	$3,535,264	$—	$—	$3,535,264	$3,535,264

The following table presents a reconciliation of the beginning and ending balances of assets measured at fair value on a recurring basis in the statement of admitted assets, liabilities and capital and surplus using significant unobservable inputs as of December 31, 2015 are as follows:

				Total Gains	Total Gains
	Balance at	Transfers	Transfers	(Losses)	(Losses)			Balance at
	January 1,	into	Out of	Included in	Included in			December 31,
	2015	Level 3	Level 3	Income	Surplus	Purchases	Sales	2015
Bonds	$80,879	$—	$—	$4,281	$(1,769)	$2,923	$(4,333)	$81,981

25

Jefferson National Life Insurance Company

Notes to Statutory Basis Financial Statements
(Dollars in thousands)

Amounts related to the Company’s other financial instruments not measured at fair value on a recurring basis as of December 31, 2016 and 2015 are as follows:

December 31, 2016

	Carrying Value	Fair Value
Admitted Assets
Mortgage loan trusts	$9,013	$9,013
Mortgage loans on real estate	9,712	9,712
Real estate	280	280
Policy loans	4,873	4,873
Liabilities
Policy and contract reserves	$215,903	$214,233
Borrowed money	97,321	97,321

December 31, 2015

	Carrying Value	Fair Value
Admitted Assets
Mortgage loan trusts	$10,269	$10,269
Mortgage loans on real estate	10,246	10,246
Real estate	382	382
Policy loans	5,484	5,484
Liabilities
Policy and contract reserves	$207,894	$206,803
Borrowed money	89,288	89,288

7. FHLB Advances

The Company became a member of the Federal Home Loan Bank of Dallas (the “FHLB”) in September 2008. These advances taken are both variable rate and fixed rate advances which range in maturity from five years to twenty years. The Company’s intention is to use the proceeds from these advances to invest in highly-rated Residential Mortgage-backed Securities (“RMBS”) which also qualify as collateral under the program. At December 31, 2016, the Company owned $5,992 of FHLB common stock and had pledged RMBS with a carrying value of $99,753 as collateral. At December 31, 2015, the Company owned $5,487 of FHLB capital stock and has pledged collateral of $91,984 in carrying value of RMBS securities. As of December 31, 2016, the Company had drawn $123,500 in FHLB advances with an unpaid balance of $97,166. As of December 31, 2015, the Company had drawn $107,500 in FHLB advances with an unpaid balance of $89,143. The assets and liability were classified in the general account as the program was established to increase income on the current fixed income portfolio in the general account.

26

Jefferson National Life Insurance Company

Notes to Statutory Basis Financial Statements
(Dollars in thousands)

The terms of the Company’s borrowings from the FHLB are summarized as follows:

Type	Original Amount	Principal Remaining	Maturity	Term	Current Interest Rate
Variable	$7,000	$7,000	1/2/2019	10 year	1.246%
Fixed	3,000	740	2/1/2019	10 year amortizing	3.426
Fixed	2,000	614	8/1/2019	10 year amortizing	4.006
Fixed	5,000	1,682	12/2/2019	10 year amortizing	3.397
Fixed	5,000	3,551	3/1/2029	20 year amortizing	4.318
Fixed	5,000	3,827	6/3/2019	10 year amortizing - 5 year balloon	1.671
Fixed	5,000	3,870	7/1/2019	10 year amortizing - 5 year balloon	1.738
Fixed	5,000	3,909	8/1/2019	10 year amortizing - 5 year balloon	1.707
Fixed	7,500	6,272	3/2/2020	10 year amortizing - 5 year balloon	1.596
Fixed	7,000	6,511	3/1/2021	10 year amortizing - 5 year balloon	1.523
Fixed	7,000	4,606	3/2/2020	5 year amortizing	1.422
Fixed	5,000	4,033	12/1/2020	5 year amortizing	1.642
Fixed	5,000	3,812	5/3/2021	10 year amortizing - 7 year balloon	2.213
Fixed	5,000	3,843	6/1/2021	10 year amortizing - 7 year balloon	2.015
Fixed	5,000	3,887	7/1/2021	10 year amortizing - 7 year balloon	2.129
Fixed	2,000	1,570	8/2/2021	10 year amortizing - 7 year balloon	2.112
Fixed	3,000	2,404	10/1/2021	10 year amortizing - 7 year balloon	2.183
Fixed	5,000	4,358	7/1/2022	10 year amortizing - 7 year balloon	2.248
Fixed	7,000	6,514	3/1/2023	10 year amortizing - 7 year balloon	1.659
Fixed	5,000	5,000	1/2/2024	10 year amortizing - 7 year balloon	2.502
Fixed	5,000	3,820	5/1/2024	10 year amortizing	2.372
Fixed	5,000	3,856	6/3/2024	10 year amortizing	2.320
Fixed	5,000	3,970	9/3/2024	10 year amortizing	2.224
Fixed	4,000	3,759	4/1/2026	10 year amortizing	2.110
Fixed	4,000	3,758	4/1/2026	10 year amortizing	2.070
Accrued interest	—	155
	$123,500	$97,321

Future principal payments are as follows:

2017	$12,132
2018	12,422
2019	26,495
2020	12,838
2021	15,380
Thereafter	17,899

8.                   Reinsurance

In 2002, the Company reinsured 100% of its life and accident and health business to Protective Life Insurance Company (“Protective”), Washington National Insurance Company (“WNIC”) and Conseco Life Insurance Co. of Texas (“Conseco”). The total reserves transferred under these agreements were $254,377 and $268,521 as of December 31, 2016 and 2015, respectively. As part of these transactions, the Company also transferred the related IMR balance and received ceding commissions. The gains on these transactions were recorded as an increase to surplus, as special surplus funds, net of tax. Protective, WNIC and Conseco provide for full servicing of these policies.

27

Jefferson National Life Insurance Company

Notes to Statutory Basis Financial Statements
(Dollars in thousands)

During 2004, the Company began to issue simplified-issue term life business. The risk is reinsured on both a coinsurance and modified coinsurance basis. In 2006, the Company ceded the remaining risk related to the simplified-issue term life business to Wilton Re. The gain on this transaction, primarily in the form of a ceding commission, was recorded as an increase to surplus, as special surplus funds. Wilton Re provides for full servicing of these policies. With the completion of this transaction, the Company retains no traditional life insurance risk.

The Company has reinsured a majority of the GMDB exposure to several reinsurers. The most significant arrangement cedes approximately $18,634 and $18,474 of its $23,279 and $23,041, respectively, GMDB reserves on subject policies to Connecticut General Life Insurance Company, a subsidiary of CIGNA Corporation for the years ended December 31, 2016 and 2015, respectively.

In 2010, the Company reinsured 100% of a closed fixed only annuity block originated by the Company prior to 2003 to Athene Life Re Ltd. (“Athene”) on a coinsurance with funds withheld basis. The total reserves ceded under this agreement were $157,125 and $162,331 as of December 31, 2016 and 2015, respectively. As part of this transaction, the Company also transferred the related IMR balance and received a ceding commission of $12,408. The gain on this transaction was recorded as an increase to surplus, as special surplus funds, net of tax. The special surplus funds are reduced over time by the corresponding amortization of the IMR. The special surplus funds at December 31, 2016 and 2015 were $0 and $1,085, respectively. The Company retains the servicing of these policies in exchange for a per policy expense allowance from Athene.

The Company retains the primary obligation to the policyholder for reinsured policies. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, the Company evaluates the financial condition of its reinsurers in order to minimize its exposure to losses from reinsurer insolvencies.

No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. At December 31, 2016 and 2015, there is no reinsurance agreement in effect such that the amount of losses paid or accrued exceeds the total direct premium collected.

Amounts in the financial statements have been reduced for reinsurance ceded on life, annuity and accident and health policies as follows:

	2016	2015	2014
Premiums, annuity and fund deposits	$21,666	$23,949	$26,052
Policyholder benefits	39,568	44,650	41,259
Change in insurance and annuity reserves	(18,345)	(19,020)	(15,831)
Policy and contract reserves	485,503	503,861	522,677

The Company entered into a reinsurance agreement with Scottish Re US, Inc. (“SRUS”) effective January 1, 2005, whereby it ceded 30% of its reserves on select variable annuity contracts. The reinsurance on the fixed account portion of these contracts is on a coinsurance basis. The reinsurance on the separate account portion of these contracts is on a modified coinsurance basis upon which the Company maintains possession of the assets which support the reserves ceded. In January 2005, the Company transferred reserves of approximately $54,600, under the coinsurance portion of the contract, to SRUS and received a ceding commission of approximately $520, which was amortized to income over the expected life of the underlying business using the straight-line method.

28

Jefferson National Life Insurance Company

Notes to Statutory Basis Financial Statements
(Dollars in thousands)

There was no liability for unsecured reserves ceded to unauthorized reinsurers during 2016 and 2015. During 2016, 2015 and 2014, the Company did not write off any reinsurance balances due and did not report any income or expense as a result of commutation of reinsurance.

The premium, annuity and other consideration amounts included in the statutory basis statements of operations for the years ended December 31, 2016, 2015 and 2014 were comprised of the following (not including considerations for supplementary contracts with life contingencies of $423, $148 and $751 as of December 31, 2016, 2015 and 2014, respectively):

Year ended December 31,	2016	2015	2014
Short duration contracts:
Direct premiums	$2,118	$2,752	$2,826
Reinsurance ceded	(2,118)	(2,752)	(2,826)
Total premiums	$—	$—	$—
Long duration contracts:
Direct premiums	$733,069	$810,402	$818,459
Reinsurance ceded	(19,548)	(21,378)	(23,225)
Total premiums	$713,521	$789,024	$795,234

9.                   Commitments and Contingencies

Various lawsuits against the Company may arise in the ordinary course of the Company’s business, some of which the Company may be indemnified for under certain agreements. The Company did receive an arbitration demand from one of its reinsurers in 2016. This matter is not viewed as material in relation to the financial position of the Company. The Company anticipates taking all reasonable steps to defend the arbitration action.

As of December 31, 2016 and 2015, the Company has estimated probable recoveries through premium tax credits to be $501 and $507, respectively. The period over which the credits are realized varies by state but typically range from five to ten years.

10.            Federal Income Taxes

Current income taxes incurred for the years ended December 31, 2016, 2015 and 2014 consist of the following major components:

Year ended December 31,	2016	2015	2014
Income tax expense on current year operating income	$1,175	$1,203	$876
Prior year over accrual of tax	(202)	(251)	(181)
Refund of prior year tax	(346)	—	—
Current income taxes incurred	$627	$952	$695

As of December 31, 2016, the Company had a balance of $11 in its policyholder surplus account under the provisions of the Internal Revenue Code.

29

Jefferson National Life Insurance Company

Notes to Statutory Basis Financial Statements
(Dollars in thousands)

Components of the deferred tax assets (“DTA”) and deferred tax liabilities (“DTL”) as of December 31, 2016 and 2015 are as follows:

	2016			2015			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Gross deferred tax assets	$29,103	$1,314	$30,417	$27,535	$2,272	$29,807	$1,568	$(958)	$610
Gross deferred tax liabilities	67	—	67	238	—	238	(171)	—	(171)
	29,036	1,314	30,350	27,297	2,272	29,569	1,739	(958)	781
Less: Nonadmitted deferred tax assets	3,811	—	3,811	849	—	849	2,962	—	2,962
Net admitted deferred tax assets before statutory valuation allowance	25,225	1,314	26,539	26,448	2,272	28,720	(1,223)	(958)	(2,181)
Statutory valuation allowance	17,402	1,314	18,716	19,569	2,272	21,841	(2,167)	(958)	(3,125)
Net admitted deferred tax assets	$7,823	$—	$7,823	$6,879	$—	$6,879	$944	$—	$944
Increase (decrease) in nonadmitted gross deferred tax assets	$2,962	$—	$2,962	$849	$—	$849	$2,113	$—	$2,113

30

Jefferson National Life Insurance Company

Notes to Statutory Basis Financial Statements
(Dollars in thousands)

The main components and the change in deferred tax assets and deferred tax liabilities for the years ended December 31, 2016 and 2015 are as follows:

	2016			2015			Change
December 31,	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
DTAs resulting from book/tax differences in:
Net operating loss carryforward	$7,248	$—	$7,248	$7,905	$—	$7,905	$(657)	$—	$(657)
Capital loss carryforward	—	1,174	1,174	—	1,781	1,781	—	(607)	(607)
Insurance reserves	2,847	—	2,847	2,982	—	2,982	(135)	—	(135)
Proxy DAC	19,008	—	19,008	16,648	—	16,648	2,360	—	2,360
Investments	—	140	140	—	491	491	—	(351)	(351)
Gross DTAs	29,103	1,314	30,417	27,535	2,272	29,807	1,568	(958)	610
Nonadmitted DTAs	3,811	—	3,811	849	—	849	2,962	—	2,962
DTLs resulting from book/tax differences in:
Fixed assets	13	—	13	176	—	176	(163)	—	(163)
Investments	54	—	54	62	—	62	(8)	—	(8)
Gross DTLs	67	—	67	238	—	238	(171)	—	(171)
Net admitted deferred tax assets before statutory valuation allowance	25,225	1,314	26,539	26,448	2,272	28,720	(1,223)	(958)	(2,181)
Statutory valuation allowance	17,402	1,314	18,716	19,569	2,272	21,841	(2,167)	(958)	(3,125)
Net admitted deferred tax assets	$7,823	$—	$7,823	$6,879	$—	$6,879	$944	$—	$944

31

Jefferson National Life Insurance Company

Notes to Statutory Basis Financial Statements
(Dollars in thousands)

The significant book to tax differences in 2016, 2015 and 2014 are as follows:

	2016	2015	2014
Statutory (loss) income before taxes	$2,356	$531	$(461)
Net realized capital losses	(1,468)	(363)	(1,721)
Total pre-tax statutory income (loss)	$888	$168	$(2,182)
Tax expense (benefit) at Federal statutory rate (35%)	$311	$59	$(763)
Amounts related to prior years
IMR/AVR	56	98	282
Change in unrealized gain (loss)	324	(314)	—
Reinsurance ceding commission	(380)	(431)	(460)
Tax-exempt income/dividend received deduction	(513)	(481)	(309)
Fines and penalties	1	2	4
Change in nonadmitted	2,962	849	—
True up adjustment	46	(370)	(137)
Total adjustments	2,496	(647)	(620)
Federal income tax expense (benefit) before change in statutory valuation allowance	2,807	(588)	(1,383)
Change in statutory valuation allowance	(3,124)	(279)	(2,431)
Net Federal tax benefit	$(317)	$(867)	$(3,814)

Deferred income taxes are generally recognized, based on enacted tax rates, when assets and liabilities have different values for financial statement and tax purposes. A statutory valuation allowance is recorded to reduce any portion of the deferred tax asset that is expected to more likely than not be realized. Adjustments to the statutory valuation allowance will be made if there is a change in management’s assessment of the amount of the deferred tax asset that is realizable.

As of December 31, 2016 and 2015, the Company had operating loss carryforwards of approximately $20,708 and $22,587 after write-off for amounts expected to expire unused, respectively. Operating loss carryforwards begin to expire in 2018. As of December 31, 2016 and 2015, the Company had capital loss carryforwards of approximately $3,355 and $5,088, respectively.

As a result of the management buyout of JN Financial, certain net operating loss carryforwards are subject to the limitations of IRC Section 382. Following the December 30, 2011 ownership change, the Company determined that the annual utilization of net operating loss carryforwards was limited to $2,053 per year. Accordingly, the Company determined that at least $20,957 of deferred tax assets resulting from net operating losses would expire unused. Such unused net operating losses have been excluded from the deferred tax asset balance as of December 31, 2016.

Beginning with the 2013 tax year, the Company was eligible to join the consolidated Federal tax return filing of its parent company, JN Financial, and began filing as a life subgroup of the Federal consolidated return.

32

Jefferson National Life Insurance Company

Notes to Statutory Basis Financial Statements
(Dollars in thousands)

The amount of each component of the calculation, by tax character, of the Company’s total adjusted capital ExDTA and the ExDTA Authorized Control Level (“ACL”) RBC ratio at December 31, is as follows:

December 31,	2016	2015
Total capital and surplus	$39,031	$38,321
Adjustments:
AVR	2,954	2,928
Furniture and equipment	—	—
Dividend liability	—	—
Sub AVR	13	—
Sub dividend liability	—	—
P&C non-tabular discounts and/or alien insurance subsidiary - other	—	—
Hedging fair value adjustment	—	—
Credit for capital notes	—	—
Total adjusted capital	41,998	41,249
Less: Deferred tax asset	7,823	6,879
Total adjusted capital ExDTA	$34,175	$34,370
Authorized control level risk-based capital	$4,376	$4,183
Total adjusted capital ExDTA/Authorized control level risk-based capital	781%	822%

11. Related Party Transactions

Effective July 1, 2006, the Company entered into a service agreement with JN Financial. This agreement covered certain general and administrative expenses. During 2016, 2015 and 2014, operating expenses of $18,669, $19,592, and $18,485, respectively, were charged to the Company and are reflected in the accompanying statutory basis statements of operations. Amounts due to JN Financial were $1,134 and $1,842 at December 31, 2016 and 2015, respectively. The terms of the agreement require that these amounts be charged at least quarterly and settled within 30 days.

Effective May 2003, the Company entered into two servicing agreements with its affiliate, Jefferson National Securities Corporation (“JNSC”). The Paymaster Agreement stipulates that the annuity company will pay all commissions associated with the issuance of variable annuity contracts through JNSC and the Company agrees to reimburse JNSC for all variable annuity commissions paid. The Distribution Agreement stipulates that JNSC agrees to be the distributor of variable annuity contracts for the Company and the Company agrees that it will reimburse the costs it incurs to distribute these contracts. The total amount reimbursed in 2016, 2015 and 2014 under these agreements was $1,778, $2,035 and $2,074, respectively.

Effective July 2007, JN Financial, the Company’s parent, created a new subsidiary, JNF Advisors, Inc. (“JNA”). Beginning in May 2007, JNA became the advisor for several variable insurance trust mutual funds offered by the Company through its variable annuity products.

33

Jefferson National Life Insurance Company

Notes to Statutory Basis Financial Statements
(Dollars in thousands)

Effective June 16, 2014, JN Financial formed JNLNY, a 100% wholly-owned subsidiary of the Company, which commenced operations on April 17, 2015. JNLNY is a New York based insurance company created to serve the New York market. The Company contributed cash and bonds in the amount of $7,649 to seed JNLNY in early 2015.

The Company has not made any other guarantees or undertakings for the benefit of an affiliate which would result in a material contingent exposure of the Company’s or any affiliated insurer’s assets or liabilities.

During 2016 and 2015, the Company did not own any common shares of an upstream intermediate or ultimate parent, either directly or indirectly via a downstream subsidiary, controlled or affiliated company.

12. Separate Accounts

Separate account assets and related policy liabilities represent the segregation of funds deposited by variable annuity policyholders. Policyholders bear the investment performance risk associated with these annuities. Separate account assets are invested at the direction of the policyholders, primarily in mutual funds. Separate account assets are reported at fair value based primarily on quoted market prices.

Substantially all separate account liabilities are non-guaranteed. However, the Company also has minimal guaranteed separate accounts that are subject to a market value adjustment with one, three and five year options. Information regarding the separate accounts of the Company as of and for the years ended December 31, 2016 and 2015 are as follows:

	2016		2015
December 31,	Separate Accounts With Guarantees Nonindexed	Non- Guaranteed Separate Accounts	Separate Accounts With Guarantees Nonindexed	Non- Guaranteed Separate Accounts
Premiums, deposits and other considerations	$—	$715,050	$—	$789,120
For accounts with assets at market value	$691	$4,076,870	$649	$3,534,056
Reserves for separate accounts by withdrawal characteristics:
Subject to discretionary withdrawal:
With market value adjustment	$691	$—	$649	$—
At market value	—	4,075,840	—	3,532,781
Not subject to discretionary withdrawal	—	1,030	—	1,275
Total separate account liabilities	$691	$4,076,870	$649	$3,534,056

34

Jefferson National Life Insurance Company

Notes to Statutory Basis Financial Statements
(Dollars in thousands)

Amounts transferred to non-guaranteed separate accounts in the statutory basis statements of operations of the separate accounts and the general account for the years ended December 31, 2016, 2015 and 2014 are as follows:

Year ended December 31,	2016	2015	2014
Transfers to separate accounts	$715,104	$789,120	$794,942
Transfers from separate accounts	411,177	366,509	275,816
Net transfers to separate accounts	$303,927	$422,611	$519,126

13. Employee Benefits

The Company provides certain life insurance benefits for a limited number of currently retired employees who worked for the Company prior to 2002. These benefits are generally set at fixed amounts. All retirees in this plan are fully vested. The liability for these plans was $157 and $204 at December 31, 2016 and 2015, respectively, and was included in other liabilities. The expenses for these plans were $14 and $25 at December 31, 2016 and 2015, respectively. The discount rate used in determining the benefit obligation was 5.25%.

14. Capital and Surplus

The maximum amount of dividends which can be paid by the State of Texas life insurance companies to shareholders without prior approval of the Commissioner is the greater of statutory net gain from operations before realized capital gains or losses for the preceding year or 10% of statutory surplus as regards policyholders at the end of the preceding year. Any such dividend must also be paid from earned surplus as calculated by a formula created by the Texas Department of Insurance. Statutory net income from operations before federal income taxes and realized capital gains or losses for 2016 was $2,356. The Statutory surplus with regard to policyholders as of December 31, 2016 was $39,031. The Company had no earned surplus as of December 31, 2016. The maximum dividend payout which may be made without prior approval in 2016 is $-0-.

Life and health insurance companies are subject to certain Risk-Based Capital (“RBC”) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. At December 31, 2016 and 2015, the Company met its RBC requirements.

15. Subsequent Events

The Company’s management has performed subsequent events procedures through March 31, 2017, which is the date the statutory basis financial statements were available to be issued, and other than disclosed below, there were no other subsequent events requiring adjustments to the statutory basis financial statements or disclosures as stated herein.

On March 1, 2017, after receiving all appropriate state and federal regulatory approvals, Nationwide Life Insurance Company (“NLIC”) acquired all of the stock of JN Financial, the Company’s parent. JN Financial then became a wholly-owned subsidiary of NLIC.

35

Tel: +212 885-8000	100 Park Avenue
Fax: +212 697-1299	New York, NY 10017
www.bdo.com

Independent Auditor’s Report
on Supplementary Information

Board of Directors of

Jefferson National Life Insurance Company

Our audits of the basic statutory basis financial statements included in the preceding section of this report were performed for the purpose of forming an opinion on those statements taken as a whole. The supplementary information presented in the following section of this report is presented to comply with the National Association of Insurance Commissioners’ Annual Statement Instructions and the National Association of Insurance Commissioners’ Accounting Practices and Procedures Manual and is not a required part of the basic statutory basis financial statements. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the basic statutory basis financial statements. The information has been subjected to the auditing procedures applied in the audits of the basic statutory financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the basic statutory basis financial statements or to the basic statutory basis financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, the information is fairly stated in all material respects in relation to the basic statutory basis financial statements taken as a whole.

BDO USA, LLP
New York, New York
March 31, 2017

36

Jefferson National Life Insurance Company

Selected Financial Data
(Dollars in thousands)

As of and for the year ended December 31, 2016
Gross Investment Income Earned (Excluding Amortization of the IMR):
Government bonds	$169
Other bonds (unaffiliated)	19,601
Preferred stock (unaffiliated)	393
Common stock	96
Mortgage loans on real estate	1,122
Policy loans	320
Cash and short-term investments	22
Other invested assets	—
Miscellaneous investment income	4
Gross Investment Income	$21,727
Bonds and Short-term Investments by Class and Maturity:
Bonds by maturity — statement value:
Due within one year or less	$30,490
Over 1 year through 5 years	89,388
Over 5 years through 10 years	178,591
Over 10 years through 20 years	83,961
Over 20 years	82,247
Total By Maturity	$464,677
Bonds by Class — Statement Value:
Class 1	$310,415
Class 2	141,044
Class 3	12,545
Class 4	—
Class 5	—
Class 6	673
Total By Class	$464,677
Total bonds publicly traded	$407,835
Total bonds privately placed	56,842
Preferred stocks — statement value	5,882
Short-term investments — book value	5,743
Cash on deposit	8,190
Life Insurance In-Force:
Ordinary	$151

37

Jefferson National Life Insurance Company

Selected Financial Data
(Dollars in thousands)

December 31, 2016
Life Insurance Policies With Disability Provision In-Force:
Ordinary	$35,079
Group life	786
Supplementary Contracts In Force:
Ordinary - not involving life contingencies - amount of income payable	1,944
Ordinary - involving life contingencies - amount of income payable	1,742
Group - not involving life contingencies - amount of income payable	34
Group - involving life contingencies - amount of income payable	299
Annuities:
Ordinary:
Immediate - amount of income payable	241
Deferred - fully paid account balance	36,994
Deferred - not fully paid account balance	3,725,454

38

ANNUAL STATEMENT FOR THE YEAR 2016 OF THE JEFFERSON NATIONAL LIFE INSURANCE COMPANY

SUMMARY INVESTMENT SCHEDULE

	Gross Investment Holdings		Admitted Assets as Reported in the Annual Statement
Investment Categories	1 Amount	2 Percentage	3 Amount	4 Securities Lending Reinvested Collateral Amount	5 Total (Col. 3 + 4) Amount	6 Percentage
1. Bonds:
1.1 U.S. treasury securities	8,743,451	1.695	8,743,451	0	8,743,451	1.695
1.2 U.S. government agency obligations (excluding mortgage-backed securities):
1.21 Issued by U.S. government agencies		0.000			0	0.000
1.22 Issued by U.S. government sponsored agencies		0.000			0	0.000
1.3 Non-U.S. government (including Canada, excluding mortgaged-backed securities)	5,570,831	1.080	5,570,831	0	5,570,831	1.080
1.4 Securities issued by states, territories, and possessions and political subdivisions in the U.S. :
1.41 States, territories and possessions general obligations		0.000			0	0.000
1.42 Political subdivisions of states, territories and possessions and political subdivisions general obligations	1,835,786	0.356	1,835,786	0	1,835,786	0.356
1.43 Revenue and assessment obligations	16,899,879	3.276	16,899,879	0	16,899,879	3.277
1.44 Industrial development and similar obligations		0.000			0	0.000
1.5 Mortgage-backed securities (includes residential and commercial MBS):
1.51 Pass-through securities:
1.511 Issued or guaranteed by GNMA	186,419	0.036	186,419	0	186,419	0.036
1.512 Issued or guaranteed by FNMA and FHLMC	99,524,232	19.291	99,524,232	0	99,524,232	19.298
1.513 All other		0.000			0	0.000
1.52 CMOs and REMICs:
1.521 Issued or guaranteed by GNMA, FNMA, FHLMC or VA	4,169,359	0.808	4,169,359	0	4,169,359	0.808
1.522 Issued by non-U.S. Government issuers and collateralized by mortgage-backed securities issued or guaranteed by agencies shown in Line 1.521		0.000			0	0.000
1.523 All other	62,063,836	12.030	62,063,836	0	62,063,836	12.034
2. Other debt and other fixed income securities (excluding short-term):
2.1 Unaffiliated domestic securities (includes credit tenant loans and hybrid securities)	216,149,533	41.898	216,149,533	0	216,149,533	41.912
2.2 Unaffiliated non-U.S. securities (including Canada)	43,790,696	8.488	43,790,696	0	43,790,696	8.491
2.3 Affiliated securities		0.000			0	0.000
3. Equity interests:
3.1 Investments in mutual funds		0.000			0	0.000
3.2 Preferred stocks:
3.21 Affiliated		0.000			0	0.000
3.22 Unaffiliated	5,881,800	1.140	5,881,800	0	5,881,800	1.141
3.3 Publicly traded equity securities (excluding preferred stocks):
3.31 Affiliated		0.000			0	0.000
3.32 Unaffiliated		0.000			0	0.000
3.4 Other equity securities:
3.41 Affiliated	7,098,412	1.376	7,098,412		7,098,412	1.376
3.42 Unaffiliated	5,992,400	1.162	5,992,400	0	5,992,400	1.162
3.5 Other equity interests including tangible personal property under lease:
3.51 Affiliated		0.000			0	0.000
3.52 Unaffiliated		0.000			0	0.000
4. Mortgage loans:
4.1 Construction and land development		0.000			0	0.000
4.2 Agricultural		0.000			0	0.000
4.3 Single family residential properties	610,318	0.118	610,318		610,318	0.118
4.4 Multifamily residential properties		0.000			0	0.000
4.5 Commercial loans	18,114,869	3.511	18,114,869		18,114,869	3.513
4.6 Mezzanine real estate loans		0.000			0	0.000
5. Real estate investments:
5.1 Property occupied by company		0.000	0		0	0.000
5.2 Property held for production of income (including $0 of property acquired in satisfaction of debt)		0.000	0		0	0.000
5.3 Property held for sale (including $0 property acquired in satisfaction of debt)	280,192	0.054	280,192		280,192	0.054
6. Contract loans	5,054,727	0.980	4,872,953		4,872,953	0.945
7. Derivatives		0.000	0		0	0.000
8. Receivables for securities		0.000	0		0	0.000
9. Securities Lending (Line 10, Asset Page reinvested collateral)		0.000	0	xxx	xxx	xxx
10. Cash, cash equivalents and short-term investments	13,933,035	2.701	13,933,035	0	13,933,035	2.702
11. Other invested assets		0.000			0	0.000
12. Total invested assets	515,899,775	100.000	515,718,001	0	515,718,001	100.000

SI01

SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES

For The Year Ended December 31, 2016
(To Be Filed by April 1)

Of The JEFFERSON NATIONAL LIFE INSURANCE COMPANY
ADDRESS (City, State and Zip Code) Louisville, KY 40223
NAIC Group Code 4836	NAIC Company Code 64017	Federal Employer’s Identification Number (FEIN) 75-0300900

The Investment Risks Interrogatories are to be filed by April 1. They are also to be included with the Audited Statutory Financial Statements.

Answer the following interrogatories by reporting the applicable U.S. dollar amounts and percentages of the reporting entity’s total admitted assets held in that category of investments.

1.	Reporting entity’s total admitted assets as reported on Page 2 of this annual statement.	$532,635,643

2.	Ten largest exposures to a single issuer/borrower/investment.

	1 Issuer	2 Description of Exposure	3 Amount	4 Percentage of Total Admitted Assets
2.01	TIME WARNER INC.	BONDS	$6,583,033	1.2%
2.02	FORD MOTOR CREDIT CO LLC	BONDS	$6,577,342	1.2%
2.03	MSBAM 2016-C28 D	BONDS	$6,438,246	1.2%
2.04	FEDERAL HOME LOAN BANK OF DALLAS	COMMON STOCK	$5,992,400	1.1%
2.05	GE CAPITAL INTL FUNDING	BONDS	$5,926,602	1.1%
2.06	BERKSHIRE HATHAWAY INC.	BONDS	$5,644,959	1.1%
2.07	ICOT 2013-IRV E	BONDS	$5,479,314	1.0%
2.08	ABSHE 2004-HE8 M1	BONDS	$5,257,194	1.0%
2.09	ANHEUSER-BUSCH INBEV FIN	BONDS	$5,226,855	1.0%
2.10	SPECTRA ENERGY CAPITAL	BONDS	$4,708,888	0.9%

3.	Amounts and percentages of the reporting entity’s total admitted assets held in bonds and preferred stocks by NAIC designation.

	Bonds	1	2		Preferred Stocks	3	4
3.01	NAIC-1	$310,414,802	58.3%	3.07	P/RP-1		$0.0%
3.02	NAIC-2	$141,044,684	26.5%	3.08	P/RP-2	$3,381,800	0.6%
3.03	NAIC-3	$12,544,951	2.4%	3.09	P/RP-3	$2,500,000	0.5%
3.04	NAIC-4		$0.0%	3.10	P/RP-4		$0.0%
3.05	NAIC-5		$0.0%	3.11	P/RP-5		$0.0%
3.06	NAIC-6	$672,570	0.1%	3.12	P/RP-6		$0.0%

4.	Assets held in foreign investments:

4.01	Are assets held in foreign investments less than 2.5% of the reporting entity’s total admitted assets?	Yes ☐ No ☒
If response to 4.01 above is yes, responses are not required for interrogatories 5 - 10.

4.02	Total admitted assets held in foreign investments	$50,534,097	9.5%
4.03	Foreign-currency-denominated investments		$0.0%
4.04	Insurance liabilities denominated in that same foreign currency		$0.0%

285

SUPPLEMENT FOR THE YEAR 2016 OF THE JEFFERSON NATIONAL LIFE INSURANCE COMPANY

5.	Aggregate foreign investment exposure categorized by NAIC sovereign designation:

				1	2
5.01	Countries designated NAIC-1			$44,200,388	8.3%
5.02	Countries designated NAIC-2			$6,333,709	1.2%
5.03	Countries designated NAIC-3 or below			$	0.0%

6.	Largest foreign investment exposures by country, categorized by the country’s NAIC sovereign designation:

				1	2
	Countries designated NAIC - 1:
6.01	Country 1: CAYMAN ISLANDS			$14,348,469	2.7%
6.02	Country 2: IRELAND			$6,425,736	1.2%
	Countries designated NAIC - 2:
6.03	Country 1: MEXICO			$3,454,490	0.6%
6.04	Country 2: PERU			$1,388,331	0.3%
	Countries designated NAIC - 3 or below:
6.05	Country 1:			$	0.0%
6.06	Country 2:			$	0.0%

				1	2
7.	Aggregate unhedged foreign currency exposure			$	0.0%

8.	Aggregate unhedged foreign currency exposure categorized by NAIC sovereign designation:

			1		2
8.01	Countries designated NAIC-1		$		0.0%
8.02	Countries designated NAIC-2		$		0.0%
8.03	Countries designated NAIC-3 or below		$		0.0%

9.	Largest unhedged foreign currency exposures by country, categorized by the country’s NAIC sovereign designation:

			1		2
	Countries designated NAIC - 1:
9.01	Country 1:		$		0.0%
9.02	Country 2:		$		0.0%
	Countries designated NAIC - 2:
9.03	Country 1:		$		0.0%
9.04	Country 2:		$		0.0%
	Countries designated NAIC - 3 or below:
9.05	Country 1:		$		0.0%
9.06	Country 2:		$		0.0%

10.	Ten largest non-sovereign (i.e. non-governmental) foreign issues:

	1	2
	Issuer	NAIC Designation	3		4
10.01	GE CAPITAL INTL FUNDING	1FE		$5,926,602	1.1%
10.02	APID 2013-12A D	1AM		$4,086,566	0.8%
10.03	ACASC 2013-2A D	1AM		$3,657,588	0.7%
10.04	PRSP 2006-1A C	1FE		$3,546,357	0.7%
10.05	ROYAL BANK OF CANADA	1FE		$1,996,039	0.4%
10.06	BATLN 2013-4A C	1AM		$1,936,139	0.4%
10.07	YAMANA GOLD INC	2FE		$1,504,105	0.3%
10.08	HSBC HOLDINGS PLC	1FE		$1,503,170	0.3%
10.09	BP CAPITAL MARKETS PLC	1FE		$1,493,611	0.3%
10.10	AMERICA MOVIL SAB DE CV	1FE		$1,485,087	0.3%

285.1

11.	Amounts and percentages of the reporting entity’s total admitted assets held in Canadian investments and unhedged Canadian currency exposure:

11.01	Are assets held in Canadian investments less than 2.5% of the reporting entity’s total admitted assets?	Yes ☒ No ☐

If response to 11.01 is yes, detail is not required for the remainder of interrogatory 11.

		1	2
11.02	Total admitted assets held in Canadian investments		$0.0%
11.03	Canadian-currency-denominated investments		$0.0%
11.04	Canadian-denominated insurance liabilities		$0.0%
11.05	Unhedged Canadian currency exposure		$0.0%

12.	Report aggregate amounts and percentages of the reporting entity’s total admitted assets held in investments with contractual sales restrictions:

12.01	Are assets held in investments with contractual sales restrictions less than 2.5% of the reporting entity’s total admitted assets?	Yes ☒ No ☐

If response to 12.01 is yes, responses are not required for the remainder of Interrogatory 12.

	1	2	3
12.02	Aggregate statement value of investments with contractual sales restrictions		$0.0%
	Largest three investments with contractual sales restrictions:
12.03			$0.0%
12.04			$0.0%
12.05			$0.0%

13.	Amounts and percentages of admitted assets held in the ten largest equity interests:

13.01	Are assets held in equity interests less than 2.5% of the reporting entity’s total admitted assets?	Yes ☒ No ☐

If response to 13.01 above is yes, responses are not required for the remainder of Interrogatory 13.

	1
	Issuer	2	3
13.02			$0.0%
13.03			$0.0%
13.04			$0.0%
13.05			$0.0%
13.06			$0.0%
13.07			$0.0%
13.08			$0.0%
13.09			$0.0%
13.10			$0.0%
13.11			$0.0%

285.2

14.	Amounts and percentages of the reporting entity’s total admitted assets held in nonaffiliated, privately placed equities:

14.01	Are assets held in nonaffiliated, privately placed equities less than 2.5% of the reporting entity’s total admitted assets?	Yes ☒ No ☐

If response to 14.01 above is yes, responses are not required for the remainder of Interrogatory 14.

	1	2	3
14.02	Aggregate statement value of investments held in nonaffiliated, privately placed equities		$0.0%
	Largest three investments held in nonaffiliated, privately placed equities:
14.03			$0.0%
14.04			$0.0%
14.05			$0.0%

15.	Amounts and percentages of the reporting entity’s total admitted assets held in general partnership interests:

15.01	Are assets held in general partnership interests less than 2.5% of the reporting entity’s total admitted assets?	Yes ☒ No ☐

If response to 15.01 above is yes, responses are not required for the remainder of Interrogatory 15.

	1	2	3
15.02	Aggregate statement value of investments held in general partnership interests		$0.0%
	Largest three investments in general partnership interests:
15.03			$0.0%
15.04			$0.0%
15.05			$0.0%

16.	Amounts and percentages of the reporting entity’s total admitted assets held in mortgage loans:

16.01	Are mortgage loans reported in Schedule B less than 2.5% of the reporting entity’s total admitted assets?	Yes ☐ No ☒

If response to 16.01 above is yes, responses are not required for the remainder of Interrogatory 16 and Interrogatory 17.

	1 Type (Residential, Commercial, Agricultural)	2	3

16.02	RESIDENTIAL	$610,318	0.1%
16.03	COMMERICAL	$591,916	0.1%
16.04	COMMERICAL	$522,711	0.1%
16.05	COMMERICAL	$494,625	0.1%
16.06	COMMERICAL	$485,301	0.1%
16.07	COMMERICAL	$480,447	0.1%
16.08	COMMERICAL	$428,664	0.1%
16.09	COMMERICAL	$394,142	0.1%
16.10	COMMERICAL	$356,473	0.1%
16.11	COMMERICAL	$356,322	0.1%

285.3

Amount and percentage of the reporting entity’s total admitted assets held in the following categories of mortgage loans:
						Loans
16.12			Construction loans			$		0.0%
16.13			Mortgage loans over 90 days past due			$98,450		0.0%
16.14			Mortgage loans in the process of foreclosure			$		0.0%
16.15			Mortgage loans foreclosed			$		0.0%
16.16			Restructured mortgage loans			$2,292,782		0.4%

17.						Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

	Residential			Commercial			Agricultural
Loan to Value	1		2	3		4	5	6
17.01 above 95%	$		0.0%		$300,068	0.1%	$	0.0%
17.02 91 to 95%	$		0.0%		$13,582	0.0%	$	0.0%
17.03 81 to 90%	$		0.0%	$		0.0%	$	0.0%
17.04 71 to 80%	$		0.0%		$55,272	0.0%	$	0.0%
17.05 below 70%		$610,318	0.1%		$17,745,950	3.3%	$	0.0%

18.						Amounts and percentages of the reporting entity’s total admitted assets held in each of the five largest investments in real estate:

18.01						Are assets held in real estate reported less than 2.5% of the reporting entity’s total admitted assets?		Yes ☒ No ☐

If response to 18.01 above is yes, responses are not required for the remainder of Interrogatory 18.

Largest five investments in any one parcel or group of contiguous parcels of real estate.

Description
1							2	3
18.02						$		0.0%
18.03						$		0.0%
18.04						$		0.0%
18.05						$		0.0%
18.06						$		0.0%

19.						Report aggregate amounts and percentages of the reporting entity’s total admitted assets held in investments held in mezzanine real estate loans:

19.01						Are assets held in investments held in mezzanine real estate loans less than 2.5% of the reporting entity’s total admitted assets?		Yes ☒ No ☐

If response to 19.01 is yes, responses are not required for the remainder of Interrogatory 19.

1							2	3
19.02			Aggregate statement value of investments held in mezzanine real estate loans:			$		0.0%
Largest three investments held in mezzanine real estate loans:
19.03						$		0.0%
19.04						$		0.0%
19.05						$		0.0%

285.4

20.	Amounts and percentages of the reporting entity’s total admitted assets subject to the following types of agreements:

					At End of Each Quarter
		At Year End			1st Quarter	2nd Quarter	3rd Quarter
		1		2	3	4	5
20.01	Securities lending agreements (do not include assets held as collateral for such transactions)	$		0.0%	$	$	$
20.02	Repurchase agreements	$		0.0%	$	$	$
20.03	Reverse repurchase agreements	$		0.0%	$	$	$
20.04	Dollar repurchase agreements	$		0.0%	$	$	$
20.05	Dollar reverse repurchase agreements	$		0.0%	$	$	$

21.	Amounts and percentages of the reporting entity’s total admitted assets for warrants not attached to other financial instruments, options, caps, and floors:

		Owned				Written
		1		2		3	4
21.01	Hedging	$		0.0%	$		0.0%
21.02	Income generation	$		0.0%	$		0.0%
21.03	Other	$		0.0%	$		0.0%

22.	Amounts and percentages of the reporting entity’s total admitted assets of potential exposure for collars, swaps, and forwards:

					At End of Each Quarter
		At Year End			1st Quarter	2nd Quarter	3rd Quarter
		1		2	3	4	5
22.01	Hedging		$0	0.0%	$	$	$
22.02	Income generation		$0	0.0%	$	$	$
22.03	Replications		$0	0.0%	$	$	$
22.04	Other		$0	0.0%	$	$	$

23.	Amounts and percentages of the reporting entity’s total admitted assets of potential exposure for futures contracts:

					At End of Each Quarter
		At Year End			1st Quarter	2nd Quarter	3rd Quarter
		1		2	3	4	5
23.01	Hedging		$0	0.0%	$	$	$
23.02	Income generation	$		0.0%	$	$	$
23.03	Replications	$		0.0%	$	$	$
23.04	Other	$		0.0%	$	$	$

285.5

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

Annual Report to Contract Owners

December 31, 2016

Jefferson National Life Annuity Account G

ANNUAL REPORT TO CONTRACT OWNERS

Table of Contents

December 31, 2016

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statement of Assets and Liabilities

December 31, 2016

	SHARES	COST	VALUE
Assets:
Investments in portfolio shares, at net asset value (Note 2):
AB Variable Products Series Fund, Inc.:
Dynamic Asset Allocation Portfolio	40,841.282	$475,806	$472,125
Global Thematic Growth Portfolio	14,052.737	320,124	302,415
Growth and Income Portfolio	325,994.575	9,795,759	10,174,289
International Growth Portfolio	75,780.358	1,379,999	1,295,086
International Value Portfolio	125,496.895	1,735,004	1,651,539
Small Cap Growth Portfolio	72,618.724	1,139,743	868,518
Small-Mid Cap Value Portfolio	514,295.403	9,845,564	10,347,623
Advisors Preferred Trust:
Gold Bullion Strategy Portfolio	260,175.222	6,265,075	5,476,689
The Alger Portfolios:
Capital Appreciation Portfolio	186,194.822	12,828,276	12,495,535
Large Cap Growth Portfolio	37,683.588	2,116,839	1,983,286
Mid Cap Growth Portfolio	60,460.938	1,114,126	1,191,080
Small Cap Growth Portfolio	8,977.425	229,688	168,420
ALPS Variable Investment Trust:
ALPS/Alerian Energy Infrastructure Portfolio	1,202,812.736	10,468,746	11,787,565
ALPS/Red Rocks Listed Private Equity Portfolio	43,999.396	477,560	486,632
ALPS Variable Investment Trust:
Morningstar ETF Asset Allocation Series:
Aggressive Growth ETF Portfolio	103,989.043	1,187,523	1,202,113
Balanced ETF Portfolio	918,954.274	10,437,668	9,998,222
Conservative ETF Portfolio	347,195.200	3,837,185	3,714,989
Growth ETF Portfolio	604,195.551	6,702,402	6,579,689
Income and Growth ETF Portfolio	281,105.897	3,121,639	2,945,990
American Century Variable Portfolios, Inc:
Balanced Fund	1,054,004.912	7,407,332	7,346,415
Income & Growth Fund	944,027.883	8,636,421	8,798,341
Inflation Protection Fund	794,559.710	8,081,005	8,033,000
International Fund	206,321.522	2,126,467	1,933,235
Large Company Value Fund	319,990.466	4,800,692	4,879,854
Mid Cap Value Fund	472,185.103	8,966,280	9,967,826
Ultra Fund	175,857.109	2,641,341	2,716,992
Value Fund	1,205,756.525	11,681,388	12,636,327
American Funds Insurance Series:
Asset Allocation Fund	698,492.720	14,533,220	14,968,699
Blue Chip Income and Growth Fund	772,388.401	10,078,410	10,342,281
Bond Fund	293,685.695	3,224,565	3,142,437
Global Bond Fund	142,357.459	1,637,311	1,577,321
Growth Fund	206,151.807	13,495,733	13,690,541
Growth-Income Fund	265,689.427	11,742,035	11,618,598
High Income Bond Fund	714,668.917	7,655,126	7,711,276
International Fund	680,919.834	12,775,785	11,330,506
Managed Risk Asset Allocation Fund	150,231.173	1,773,633	1,804,276
Managed Risk Blue Chip Income and Growth Fund	114,984.337	1,291,419	1,334,967
Managed Risk Growth Fund	18,883.596	214,643	200,921
Managed Risk Growth-Income Fund	3,482.640	40,280	38,379
Managed Risk International Fund	3,756.584	39,730	33,171
Mortgage Fund	258,046.393	2,749,169	2,704,325
New World Fund	271,389.164	5,155,767	5,294,803
BlackRock Variable Series Funds:
Capital Appreciation Fund	5,523.495	51,918	47,280
Equity Dividend Fund	450,844.761	4,817,102	5,017,902
Global Allocation Fund	1,375,195.555	19,605,953	18,386,363
High Yield Fund	3,568,733.114	25,587,460	25,837,628

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statement of Assets and Liabilities – Continued

December 31, 2016

	SHARES	COST	VALUE
Assets: (continued)
Investments in portfolio shares, at net asset value (Note 2): (continued)
BlackRock Variable Series Funds: (continued)
iShares® Alternative Strategies Fund	117,800.515	$1,257,130	$1,192,141
iShares® Dynamic Fixed Income Fund	56,249.971	568,989	554,062
Large Cap Core Fund	25,614.170	831,585	812,994
Large Cap Growth Fund	65,967.970	882,286	873,417
Large Cap Value Fund	55,363.247	659,274	659,928
Total Return Fund	855,694.681	10,169,338	9,968,842
U.S. Government Bond Fund	205,143.484	2,131,252	2,086,309
Calvert Variable Products:
SRI Balanced Portfolio	232,454.170	479,078	482,343
Columbia Funds Variable Series Trust:
AQR Managed Futures Strategy	1,228,228.711	10,877,471	9,629,312
Select Large-Cap Value Portfolio	189,599.226	3,616,143	3,898,160
Select Smaller-Cap Value Portfolio	246,766.274	4,999,737	5,342,490
Seligman Global Technology Portfolio	369,034.681	7,383,053	7,565,213
Strategic Income Portfolio	140,789.292	564,362	565,973
Credit Suisse Trust:
Commodity Return Strategy Fund	398,569.424	1,664,679	1,745,734
DFA Investment Dimensions Group, Inc.:
VA Global Bond Portfolio	7,414,316.829	80,467,459	78,591,759
VA Global Moderate Allocation Portfolio	2,177,176.022	24,283,562	24,928,664
VA International Small Portfolio	3,049,123.693	35,108,595	34,729,520
VA International Value Portfolio	4,770,148.405	55,650,231	53,234,856
VA Short-Term Fixed Portfolio	3,445,417.733	35,194,630	35,074,353
VA U.S. Large Value Portfolio	3,322,330.921	73,219,201	79,569,824
VA U.S. Targeted Value Portfolio	2,717,361.810	47,333,786	52,526,603
Delaware VIP Trust:
Small Cap Value Series	199,942.891	7,270,201	7,931,736
The Dreyfus Investment Portfolios:
Small Cap Stock Index Portfolio	1,331,093.127	22,824,747	25,131,039
The Dreyfus Socially Responsible Growth Fund, Inc.	22,655.298	915,983	857,730
Dreyfus Stock Index Fund	840,676.176	36,978,599	38,553,409
Dreyfus Variable Investment Fund:
International Value Portfolio	447,686.097	4,725,836	4,342,555
Eaton Vance Variable Trust:
Floating-Rate Income Fund	7,478,356.508	68,268,782	69,249,579
Large-Cap Value Fund	146,518.499	1,265,744	1,339,180
Federated Insurance Series:
High Income Bond Fund II	1,339,358.142	9,017,538	9,161,210
Kaufmann Fund II	95,728.496	1,539,538	1,535,485
Managed Volatility Fund II	891,469.490	8,641,396	8,486,790
Fidelity Variable Insurance Products - Service Class II:
Balanced Portfolio	536,553.197	8,665,415	8,804,839
Contrafund Portfolio	721,324.348	23,988,464	23,406,976
Disciplined Small Cap Portfolio	156,237.831	2,322,824	2,545,113
Dynamic Capital Appreciation Portfolio	3,001.198	35,377	36,705
Equity-Income Portfolio	124,366.341	2,427,196	2,668,903
Freedom Income Portfolio	3,559.853	39,232	38,909
Funds Manager 20% Portfolio	1,550.302	17,666	17,069
Funds Manager 50% Portfolio	46,037.308	533,710	551,987
Funds Manager 60% Portfolio	69,691.904	793,188	767,308
Funds Manager 70% Portfolio	97.659	1,128	1,165
Growth Portfolio	72,969.485	4,312,444	4,264,337
Growth & Income Portfolio	153,043.458	2,951,442	3,021,079
Growth Opportunities Portfolio	41,861.800	1,247,145	1,285,157
High Income Portfolio	1,647,196.052	8,770,758	8,565,419

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statement of Assets and Liabilities – Continued

December 31, 2016

	SHARES	COST	VALUE
Assets: (continued)
Investments in portfolio shares, at net asset value (Note 2): (continued)
Fidelity Variable Insurance Products - Service Class II: (continued)
International Capital Appreciation Portfolio	442,592.870	$5,903,521	$5,629,781
Investment Grade Bond Portfolio	1,339,727.714	16,832,879	16,532,240
Mid Cap Portfolio	142,612.385	4,693,654	4,710,488
Overseas Portfolio	414,110.224	7,801,503	7,309,044
Real Estate Portfolio	535,513.116	11,145,568	10,667,422
Strategic Income Portfolio	2,160,939.874	23,864,434	23,727,119
Target Volatility Portfolio	43,778.404	504,948	489,880
Value Portfolio	236,391.841	3,165,438	3,439,501
Value Strategies Portfolio	3,468.184	47,914	55,005
First Eagle Variable Funds:
Overseas Variable Fund	1,289,773.187	35,174,306	32,798,932
Franklin Templeton Variable Insurance Products Trust:
Global Real Estate II Fund	238,943.915	3,850,549	3,684,515
High Income II Fund	2,016,767.958	11,757,057	11,939,266
Income II Fund	964,439.433	14,085,457	14,833,079
Mutual Shares II Fund	236,461.013	5,024,369	4,748,137
Rising Dividends II Fund	165,123.460	4,082,284	4,109,923
Strategic Income II Fund	1,389,448.877	15,277,446	14,783,736
Templeton Global Bond II Fund	2,273,952.108	39,402,117	36,951,722
U.S. Government Securities II Fund	401,148.077	4,996,540	4,910,053
Goldman Sachs Variable Insurance Trust:
Global Trends Allocation Fund	12,148.343	146,971	137,520
Multi-Strategy Alternatives Fund	146,133.181	1,366,191	1,326,888
Strategic Income Fund	190,917.200	1,741,199	1,741,165
Guggenheim Variable Insurance Funds:
CLS AdvisorOne Global Diversified Equity Fund	14,684.246	542,152	551,980
CLS AdvisorOne Global Growth Fund	16.842	456	454
CLS AdvisorOne Growth and Income Fund	9,212.861	231,519	230,506
Global Managed Futures Strategy Fund	154,709.644	2,938,700	2,464,525
Long Short Equity Fund	120,564.595	1,825,609	1,853,076
Multi-Hedge Strategies Fund	205,463.569	4,942,440	4,920,852
Rydex Banking Fund	84,481.163	6,710,728	7,171,607
Rydex Basic Materials Fund	48,597.455	3,325,556	3,285,188
Rydex Biotechnology Fund	39,993.126	2,721,541	2,673,542
Rydex Commodities Strategy Fund	9,092.426	743,515	761,309
Rydex Consumer Products Fund	61,868.687	3,869,842	3,822,866
Rydex Dow 2X Strategy Fund	34,403.050	3,474,235	3,787,086
Rydex Electronics Fund	24,766.084	1,440,672	1,509,494
Rydex Energy Fund	42,544.155	3,449,112	3,407,360
Rydex Energy Services Fund	11,950.753	855,973	846,112
Rydex Europe 1.25X Strategy Fund	4,032.829	326,125	330,934
Rydex Financial Services Fund	54,891.332	3,791,904	4,029,572
Rydex Government Long Bond 1.2X Strategy Fund	163,948.433	4,716,701	4,813,526
Rydex Health Care Fund	25,103.796	1,354,928	1,320,709
Rydex High Yield Strategy Fund	10,761.884	874,719	877,201
Rydex Internet Fund	35,342.526	2,340,340	2,301,859
Rydex Inverse Dow 2X Strategy Fund	3,126.955	206,029	207,037
Rydex Inverse Government Long Bond Strategy Fund	8,366.663	886,500	869,965
Rydex Inverse Mid-Cap Strategy Fund	336.317	26,286	26,542
Rydex Inverse NASDAQ-100® Strategy Fund	7,710.711	599,960	606,678
Rydex Inverse Russell 2000® Strategy Fund	4,362.961	308,386	309,901
Rydex Inverse S&P 500 Strategy Fund	4,711.321	395,709	396,739
Rydex Japan 2X Strategy Fund	3,052.433	210,023	204,758
Rydex Leisure Fund	47,145.980	3,819,436	3,875,871
Rydex Mid Cap 1.5X Strategy Fund	30,486.535	1,116,945	1,103,002

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statement of Assets and Liabilities – Continued

December 31, 2016

	SHARES	COST	VALUE
Assets: (continued)
Investments in portfolio shares, at net asset value (Note 2): (continued)
Guggenheim Variable Insurance Funds: (continued)
Rydex NASDAQ-100® Fund	205,400.263	$6,457,643	$6,548,159
Rydex NASDAQ-100® 2X Strategy Fund	513,837.559	20,408,685	19,926,623
Rydex Nova Fund	120,812.098	10,896,443	10,822,347
Rydex Precious Metals Fund	105,742.811	3,177,835	3,141,619
Rydex Real Estate Fund	39,364.374	1,431,352	1,484,824
Rydex Retailing Fund	26,240.853	1,764,906	1,729,533
Rydex Russell 2000® 1.5X Strategy Fund	13,598.719	896,000	870,590
Rydex Russell 2000® 2X Strategy Fund	13,496.100	2,620,866	2,603,397
Rydex S&P 500 2X Strategy Fund	18,250.831	3,267,029	3,221,454
Rydex S&P 500 Pure Growth Fund	87,300.831	3,675,033	3,693,698
Rydex S&P 500 Pure Value Fund	66,391.042	3,536,114	3,747,109
Rydex S&P MidCap 400 Pure Growth Fund	48,978.034	1,595,259	1,621,175
Rydex S&P MidCap 400 Pure Value Fund	61,847.036	3,364,190	3,360,770
Rydex S&P SmallCap 600 Pure Growth Fund	94,183.021	4,586,668	4,695,025
Rydex S&P SmallCap 600 Pure Value Fund	62,648.313	4,262,729	4,330,878
Rydex Strengthening Dollar 2X Strategy Fund	60,092.519	2,520,266	2,638,063
Rydex Technology Fund	61,521.514	4,570,536	4,606,117
Rydex Telecommunications Fund	45,899.589	2,626,050	2,617,194
Rydex Transportation Fund	55,690.838	3,706,317	3,942,913
Rydex U.S. Government Money Market Fund	2,531,930.419	2,531,930	2,531,928
Rydex Utilities Fund	158,693.071	4,096,890	4,164,104
Rydex Weakening Dollar 2X Strategy Fund	2,142.757	119,758	121,044
VT Floating Rate Strategies Fund	868,821.291	22,650,750	22,780,494
VT High Yield Fund	731,544.099	22,118,478	22,553,503
VT Large Cap Value Fund	798.627	27,981	31,202
VT Small Cap Value Fund	33,355.784	1,478,677	1,534,701
VT StylePlus Large Core Fund	152.423	4,810	5,823
VT StylePlus Large Growth Fund	74,383.015	1,144,083	1,171,532
VT StylePlus Mid Growth Fund	21,504.047	1,063,161	1,041,441
VT StylePlus Small Growth Fund	34.097	935	1,128
VT U.S. Total Return Bond Fund	2,113,336.562	33,756,623	33,919,053
VT World Equity Income Fund	15,252.762	197,971	197,979
Invesco Variable Insurance Funds:
Balanced-Risk Allocation Fund	298,735.332	3,240,670	3,351,810
Comstock Fund	124,028.160	2,156,960	2,318,088
Core Equity Fund	52,804.022	1,807,868	1,825,964
Core Plus Bond	70,847.991	447,988	439,966
Diversified Dividend Fund	783,658.580	19,357,569	20,672,914
Equity and Income Fund	514,074.848	8,715,679	9,129,969
Global Health Care Fund	53,204.585	1,445,611	1,282,764
Global Real Estate Fund	660,323.920	11,100,283	10,664,231
Government Money Market Fund	271,541,966.969	271,541,967	271,541,963
Government Securities Fund	800,868.639	9,517,080	9,153,927
Growth and Income Fund	187,843.718	3,779,760	3,954,110
High Yield Fund	4,136,121.912	22,250,912	22,335,058
International Growth Fund	252,476.947	8,876,811	8,303,966
Mid Cap Core Equity Fund	254,937.195	3,187,192	3,214,759
Technology Fund	16,962.172	304,607	303,453
Value Opportunities Fund	1,795.783	12,773	11,582
Ivy Variable Insurance Portfolios, Inc.:
Asset Strategy Portfolio	914,489.694	9,024,286	7,356,154
Balanced Portfolio	584,290.912	4,853,002	4,366,874
Bond Portfolio	279,447.629	1,506,714	1,471,571
Dividend Opportunities Portfolio	21,175.336	173,486	164,884
Energy Portfolio	583,172.222	3,888,139	3,949,533

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statement of Assets and Liabilities – Continued

December 31, 2016

	SHARES	COST	VALUE
Assets: (continued)
Investments in portfolio shares, at net asset value (Note 2): (continued)
Ivy Variable Insurance Portfolios, Inc.: (continued)
Global Bond Portfolio	213,251.143	$1,025,987	$1,042,458
Global Natural Resources Portfolio	401,662.274	1,697,389	1,809,045
Growth Portfolio	1,931.253	21,844	19,898
High Income Portfolio	6,664,571.012	23,162,183	24,045,106
Limited Term Bond	722,554.380	3,537,798	3,532,929
Mid Cap Growth Portfolio	423,930.705	4,265,289	4,000,929
Science and Technology Portfolio	157,828.276	3,559,771	3,525,820
Value Portfolio	160,781.369	874,532	952,823
Janus Aspen Series - Institutional:
Balanced Portfolio	1,020,933.625	31,166,808	30,954,707
Enterprise Portfolio	367,290.383	21,619,197	21,769,299
Forty Portfolio	221,994.737	7,563,675	7,146,012
Global Research Portfolio	27,724.876	1,125,068	1,126,461
Janus Portfolio	87,787.651	2,612,358	2,539,696
Overseas Portfolio	67,046.112	1,757,117	1,662,074
Perkins Mid Cap Value Portfolio	958,413.801	16,068,969	15,861,749
Janus Aspen Series - Service:
Flexible Bond Portfolio	2,275,154.913	29,371,773	28,735,206
Global Allocation Portfolio - Moderate	1,738.115	19,959	19,328
Global Technology Portfolio	14,933.450	129,459	126,786
Global Unconstrained Bond Portfolio	31,282.429	311,620	303,440
John Hancock Variable Insurance Trust:
Emerging Markets Value Trust Fund	323,638.765	2,634,453	2,631,182
JPMorgan Insurance Trust:
Global Allocation Portfolio	530,539.377	7,575,483	7,889,114
Income Builder Portfolio	327,583.948	3,133,384	3,249,633
Lazard Retirement Series, Inc:
Emerging Markets Equity Portfolio	1,565,774.210	28,833,483	29,389,582
Global Dynamic Multi Asset Portfolio	90,774.737	1,059,790	1,072,957
International Equity Portfolio	1,139,926.324	14,784,585	13,188,947
US Small-Mid Cap Equity Portfolio	235,167.492	1,799,843	1,902,506
US Strategic Equity Portfolio	163,249.861	1,933,309	1,879,006
Legg Mason Partners Variable Equity Trust:
ClearBridge Aggressive Growth Portfolio	425,721.033	12,270,281	10,677,084
ClearBridge Dividend Strategy Portfolio	374,141.884	6,072,526	6,356,669
ClearBridge Large Cap Growth Portfolio	364,441.010	7,915,819	7,565,795
ClearBridge Small Cap Growth Portfolio	93,011.003	1,892,769	1,914,167
QS Dynamic Multi-Strategy Portfolio	67,935.888	857,801	796,888
Legg Mason Partners Variable Income Trust:
Western Asset Global High Yield Bond Portfolio	391,001.564	2,896,712	2,772,201
Lord Abbett Series Fund, Inc:
Bond Debenture Portfolio	1,584,393.119	18,198,803	18,917,655
Calibrated Dividend Growth Portfolio	414,967.379	6,204,852	6,004,578
Classic Stock Portfolio	6,018.318	85,163	75,288
Growth and Income Portfolio	214,393.844	7,868,937	7,872,541
International Opportunities Portfolio	525,102.974	4,354,221	4,090,552
MFS Variable Insurance Trust:
Growth Series - Service	6,535.791	248,823	245,550
Value Series - Service	14,973.012	276,655	278,348
Nationwide Variable Insurance Trust:
Bond Index Fund	411,002.017	4,395,575	4,253,870
International Index Fund	1,486,105.541	13,155,978	12,706,204
Mid Cap Index Fund	518,164.358	12,354,593	12,565,488
S&P 500 Index Fund	812,123.561	11,871,409	12,238,701
Small Cap Index Fund	904,664.356	11,239,607	11,317,349

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statement of Assets and Liabilities – Continued

December 31, 2016

	SHARES	COST	VALUE
Assets: (continued)
Investments in portfolio shares, at net asset value (Note 2): (continued)
Neuberger Berman Advisers Management Trust:
Absolute Return Multi-Manager Portfolio	110,724.965	$1,023,448	$1,027,528
Large Cap Value Portfolio	398,729.709	5,992,936	6,076,640
Mid Cap Growth Portfolio	80,279.353	1,870,364	1,815,117
Mid Cap Intrinsic Value Portfolio	288,174.839	4,855,936	4,873,036
Short Duration Bond Portfolio	397,945.088	4,219,322	4,186,383
Socially Responsive Portfolio	75,482.303	1,715,122	1,703,634
Northern Lights Variable Trust:
7Twelve Balanced Portfolio Cl 3	39,787.996	435,626	447,219
7Twelve Balanced Portfolio Cl 4	9,213.408	104,609	104,481
Adaptive Allocation Portfolio	1,475.526	15,197	14,430
Anchor Tactical Credit Strategies	704,589.540	7,045,946	7,052,941
BTS Tactical Fixed Income Portfolio	811,131.965	8,539,614	8,711,557
Changing Parameters Portfolio	822,520.469	7,583,044	7,748,142
JNF Exceed Defined Shield Index Portfolio	56,463.988	486,954	488,414
JNF SSGA Sector Rotation Portfolio	41,898.758	1,110,395	1,194,535
JNF SSGA Tactical Allocation Portfolio	46,535.438	737,799	736,190
Mariner Managed Futures Strategy Portfolio	635,266.625	6,404,241	5,380,709
Power Income Portfolio	132,734.665	1,278,492	1,299,471
Probabilities Portfolio	1,708,841.442	16,844,891	15,977,668
TOPS Aggressive Growth ETF - Class 1	6,888.951	80,404	87,421
TOPS Balanced ETF - Class 1	14,850.296	173,634	172,263
TOPS Conservative ETF - Class 1	23,511.036	253,028	264,029
TOPS Conservative ETF - Class 2	25,813.020	287,754	288,333
TOPS Growth ETF - Class 1	156,214.453	1,888,246	2,072,966
TOPS Growth ETF - Class 2	4,154.196	48,123	54,337
TOPS Managed Risk Balanced ETF - Class 1	45,362.066	530,556	510,777
TOPS Managed Risk Balanced ETF - Class 2	192,200.845	2,184,274	2,152,650
TOPS Managed Risk Growth ETF - Class 1	2,562,637.512	28,190,393	28,009,627
TOPS Managed Risk Growth ETF - Class 2	32,186.352	342,202	349,864
TOPS Managed Risk Moderate Growth ETF - Class 1	142,723.836	1,680,994	1,618,488
TOPS Managed Risk Moderate Growth ETF - Class 2	67,057.394	758,322	757,748
TOPS Moderate Growth ETF - Class 1	170,936.803	1,750,270	1,883,723
TOPS Moderate Growth ETF - Class 2	3,150.329	34,317	33,614
Oppenheimer Variable Account Funds:
Conservative Balanced Fund	8,221.636	105,490	120,611
Core Bond Fund	228,494.956	1,790,650	1,729,707
Global Fund	275,702.497	10,506,154	9,550,336
Global Multi-Alternatives Fund	46,161.803	458,025	455,617
Global Strategic Income Fund	365,174.223	1,848,856	1,851,432
International Growth Fund	5,948,056.379	13,474,677	12,847,801
Main Street® Fund	108,440.185	2,986,461	3,049,339
PIMCO Variable Insurance Trust:
All Asset Portfolio	1,052,214.194	11,064,065	10,532,663
All Asset All Authority Portfolio - Admin	233,038.908	1,966,933	1,966,848
All Asset All Authority Portfolio - Institutional	94,272.788	902,138	793,777
CommodityRealReturn Strategy Portfolio	1,377,996.629	10,523,675	10,844,835
Emerging Markets Bond Portfolio	1,450,864.174	18,648,197	18,251,871
Foreign Bond Unhedged Portfolio	467,368.542	4,796,145	4,570,864
Foreign Bond US Dollar-Hedged Portfolio	2,075,897.569	22,714,678	22,876,391
Global Advantage Strategy Bond Portfolio	27,982.650	261,603	257,722
Global Bond Unhedged Portfolio	189,090.803	2,255,457	2,182,108
Global Diversified Allocation Portfolio	938.384	9,288	9,066
Global Multi-Asset Portfolio	77,743.232	942,778	894,048
High Yield Portfolio	4,181,209.696	32,257,171	32,404,374
Income Portfolio	1,729,846.191	17,878,564	17,627,132
Long-Term US Government Portfolio	367,566.718	4,813,019	4,223,341

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statement of Assets and Liabilities – Continued

December 31, 2016

	SHARES	COST	VALUE
Assets: (continued)
Investments in portfolio shares, at net asset value (Note 2): (continued)
PIMCO Variable Insurance Trust: (continued)
Low Duration Portfolio	3,168,274.336	$32,929,686	$32,443,129
Real Return Portfolio	1,608,803.233	20,522,456	19,740,016
Short-Term Portfolio	1,887,989.844	19,391,427	19,446,295
Total Return Portfolio	9,389,755.204	103,976,051	99,906,993
Unconstrained Bond Portfolio	1,000,398.368	10,365,526	10,214,068
Pioneer Variable Contracts Trust:
Bond Portfolio	1,137,638.675	12,480,823	12,502,649
Emerging Markets Portfolio	80,737.296	1,283,432	1,284,531
Equity Income Portfolio	237,077.309	6,995,172	7,451,341
Fund Portfolio	57,536.008	1,029,128	1,022,991
High Yield Portfolio	329,323.686	3,023,637	3,036,363
Mid Cap Value Portfolio	68,657.165	1,301,536	1,392,367
Strategic Income Portfolio	1,276,675.658	12,926,666	12,945,492
ProFunds VP:
Access VP High Yield Fund	36,815.996	1,076,818	1,072,082
Asia 30 Fund	13,698.686	689,770	647,400
Banks Fund	78,127.604	1,613,512	1,729,746
Basic Materials Fund	21,266.941	1,185,972	1,205,197
Bear Fund	14,704.164	585,281	592,578
Biotechnology Fund	16,506.850	985,416	948,319
Bull Fund	279,357.696	11,944,620	12,166,028
Consumer Goods Fund	20,265.263	1,232,199	1,199,298
Consumer Services Fund	22,153.092	1,354,397	1,364,187
Emerging Markets Fund	47,132.412	1,005,239	985,538
Europe 30 Fund	40,562.346	823,911	845,320
Falling U.S. Dollar Fund	2,453.776	51,796	50,474
Financials Fund	142,847.038	4,806,423	5,081,070
Government Money Market Fund	31,899,744.906	31,899,745	31,899,747
Health Care Fund	22,325.206	1,523,348	1,437,520
Industrials Fund	111,501.337	7,635,253	7,613,311
International Fund	10,778.592	208,673	207,703
Internet Fund	15,626.131	1,287,567	1,279,155
Japan Fund	51,593.456	2,161,104	2,264,953
Large-Cap Growth Fund	72,380.704	4,132,279	4,160,444
Large-Cap Value Fund	84,888.539	3,501,965	3,525,421
Mid-Cap Fund	846,893.256	28,618,177	28,997,624
Mid-Cap Growth Fund	11,520.039	509,681	509,878
Mid-Cap Value Fund	112,886.549	4,820,156	5,082,153
NASDAQ-100 Fund	369,914.774	12,252,363	12,173,895
Oil & Gas Fund	120,400.617	4,401,774	4,651,075
Pharmaceuticals Fund	13,748.154	495,347	486,959
Precious Metals Fund	49,376.151	910,983	926,297
Real Estate Fund	7,310.414	462,606	475,323
Rising Rates Opportunity Fund	29,933.226	1,613,212	1,584,067
Semiconductor Fund	25,825.694	1,013,466	1,009,010
Short Emerging Markets Fund	26,136.227	304,488	307,362
Short International Fund	1,084.180	12,989	12,978
Short Mid-Cap Fund	59.871	2,406	2,406
Short NASDAQ-100 Fund	9,840.477	148,306	150,461
Short Small-Cap Fund	7,766.422	117,122	117,584
Small Cap Fund	262,332.779	8,252,399	9,268,217
Small-Cap Growth Fund	90,417.392	3,264,513	3,425,012
Small-Cap Value Fund	245,275.748	10,846,450	11,339,098
Technology Fund	46,507.157	1,431,914	1,447,768
Telecommunications Fund	19,408.816	776,890	791,492
U.S. Government Plus Fund	126,017.678	2,803,812	2,858,082
The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statement of Assets and Liabilities – Continued

December 31, 2016

	SHARES	COST	VALUE
Assets: (continued)
Investments in portfolio shares, at net asset value (Note 2): (continued)
ProFunds VP: (continued)
UltraBull Fund	193,721.928	$2,596,324	$2,611,370
UltraMid-Cap Fund	30,336.251	1,942,452	2,081,371
UltraNASDAQ-100 Fund	211,548.975	14,972,002	14,596,879
UltraShort NASDAQ-100 Fund	49,468.474	486,448	492,212
UltraSmall-Cap Fund	67,343.829	1,712,554	1,697,739
Utilities Fund	53,234.742	2,324,894	2,325,295
Putnam Variable Trust Class IB:
Absolute Return 500 Fund	135,249.723	1,360,222	1,356,553
American Government Income Fund	116,555.440	1,135,436	1,114,270
Diversified Income Fund	392,302.679	2,368,765	2,381,276
Equity Income Fund	220,633.364	4,816,629	5,204,741
High Yield Fund	2,736,139.280	17,424,477	17,620,737
Income Fund	704,861.813	7,943,897	7,682,994
Redwood Investment Management, LLC:
Managed Volatility Portfolio Class I	1,198,535.157	11,756,649	12,440,793
Managed Volatility Portfolio Class N	604,680.300	6,168,880	6,234,255
Royce Capital Fund:
Micro-Cap Portfolio	416,822.906	4,523,820	4,630,902
Small-Cap Portfolio	1,125,347.873	11,097,673	9,464,176
Russell Investment Funds:
Aggressive Equity Fund	1,548.633	23,937	23,555
Balanced Strategy Fund	82,004.576	814,548	798,725
Core Bond Fund	34,418.896	360,696	348,319
Equity Growth Strategy Fund	25,218.123	218,216	224,945
Global Real Estate Securities Fund	64,215.189	981,255	899,013
Moderate Strategy Fund	33,560.169	342,762	325,198
Multi-Style Equity Fund	12,314.790	219,132	210,337
Non U.S. Fund	11,052.635	118,131	123,237
SEI Insurance Products Trust:
Balanced Strategy Fund	41,138.189	421,452	413,027
Conservative Strategy Fund	146,443.389	1,496,399	1,490,794
Defensive Strategy Fund	95,287.217	953,023	954,777
Market Growth Strategy Fund	205,534.076	2,158,788	2,045,064
Market Plus Strategy Fund	84,180.075	836,280	847,694
Moderate Strategy Fund	141,200.047	1,460,610	1,444,477
T. Rowe Price Equity Series, Inc.:
Blue Chip Growth Portfolio II	1,480,780.709	32,145,052	33,302,759
Equity Income Portfolio II	537,960.345	15,212,882	15,197,378
Health Sciences Portfolio II	452,197.334	15,629,894	15,094,347
T. Rowe Price Fixed Income Series, Inc.:
Limited-Term Bond Portfolio II	1,937,388.306	9,369,459	9,338,212
Third Avenue Variable Series Trust:
Value Portfolio	270,871.622	4,384,029	4,445,002
Timothy Plan Variable Series:
Conservative Growth Portfolio	216,539.757	2,373,713	2,265,006
Strategic Growth Portfolio	236,588.514	2,500,122	2,387,178
Tortoise Variable Insurance Portfolio:
MLP & Pipeline Fund	766,027.618	6,475,502	6,687,420
VanEck VIP Trust:
Emerging Markets Fund	1,456,494.695	17,116,613	15,147,545
Global Gold Fund	530,105.798	4,960,773	3,769,052
Global Hard Assets Fund	234,490.273	5,578,780	5,660,597
Unconstrained Emerging Markets Bond Fund	101,800.003	830,960	826,615

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statement of Assets and Liabilities – Continued

December 31, 2016

	SHARES	COST	VALUE
Assets: (continued)
Investments in portfolio shares, at net asset value (Note 2): (continued)
Vanguard Variable Insurance Fund:
Balanced Portfolio	2,234,228.319	$50,367,601	$51,454,279
Capital Growth Portfolio	573,353.424	15,019,938	16,260,304
Diversified Value Portfolio	914,530.799	15,120,750	15,647,620
Equity Income Portfolio	2,623,498.810	55,251,938	57,979,325
Equity Index Portfolio	2,065,623.850	68,306,567	73,598,179
Growth Portfolio	969,562.980	20,389,497	19,100,391
High Yield Bond Portfolio	3,648,741.482	28,030,544	29,153,444
International Portfolio	2,279,152.092	46,474,435	44,511,840
Mid-Cap Index Portfolio	1,695,189.575	35,338,602	35,785,450
REIT Index Portfolio	3,927,598.256	52,425,056	52,944,023
Short-Term Investment Grade Portfolio	10,648,491.699	112,884,163	113,193,466
Small Company Growth Portfolio	925,647.299	19,537,842	19,901,418
Total Bond Market Index Portfolio	10,578,381.468	126,238,406	124,507,553
Total Stock Market Index Portfolio	2,643,438.370	83,710,905	90,141,247
Virtus Variable Insurance Trust:
Equity Trend Series	158,581.340	1,872,044	1,787,213
International Series	105,986.759	1,560,722	1,160,555
Multi-Sector Fixed Income Series	793,995.041	7,301,954	7,257,115
Real Estate Securities Series	205,089.538	4,769,195	4,165,370
Wells Fargo VT Funds:
Discovery Fund	136,683.301	3,863,038	3,541,464
Opportunity Fund	39,558.340	1,002,796	975,902
Westchester Capital Management:
Merger Fund VL	1,317,070.473	14,314,305	13,868,752
Wilshire Variable Insurance Trust:
2015 ETF Fund	4,064.646	49,843	45,483
2035 ETF Fund	2,498.559	28,317	28,983
Total investment in portfolio shares			$3,701,339,390
Dividend Receivable			122,949
Total assets			$3,701,462,339

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statement of Assets and Liabilities – Continued

December 31, 2016

VALUE
Net assets attributable to:
Contract owners' deferred annuity reserves:
AB Variable Products Series Fund, Inc.:
Dynamic Asset Allocation Portfolio	$472,125
Global Thematic Growth Portfolio	302,415
Growth and Income Portfolio	10,174,289
International Growth Portfolio	1,295,086
International Value Portfolio	1,651,539
Small Cap Growth Portfolio	868,518
Small-Mid Cap Value Portfolio	10,328,546
Advisors Preferred Trust:
Gold Bullion Strategy Portfolio	5,470,364
The Alger Portfolios:
Capital Appreciation Portfolio	12,493,473
Large Cap Growth Portfolio	1,983,286
Mid Cap Growth Portfolio	1,191,080
Small Cap Growth Portfolio	168,420
ALPS Variable Investment Trust:
ALPS/Alerian Energy Infrastructure Portfolio	11,787,565
ALPS/Red Rocks Private Listed Equity Portfolio	486,632
ALPS Variable Investment Trust:
Morningstar ETF Asset Allocation Series:
Aggressive Growth ETF Portfolio	1,202,113
Balanced ETF Portfolio	9,998,222
Conservative ETF Portfolio	3,714,989
Growth ETF Portfolio	6,579,689
Income and Growth ETF Portfolio	2,945,990
American Century Variable Portfolios, Inc:
Balanced Fund	7,346,415
Income & Growth Fund	8,737,482
Inflation Protection Fund	8,006,549
International Fund	1,933,235
Large Company Value Fund	4,879,854
Mid Cap Value Fund	9,967,826
Ultra Fund	2,716,992
Value Fund	12,636,327
American Funds Insurance Series:
Asset Allocation Fund	14,968,699
Blue Chip Income and Growth Fund	10,319,452
Bond Fund	3,138,565
Global Bond Fund	1,577,321
Growth Fund	13,655,823
Growth-Income Fund	11,618,598
High Income Bond Fund	7,711,276
International Fund	11,297,251
Managed Risk Asset Allocation Fund	1,804,276
Managed Risk Blue Chip Income and Growth Fund	1,334,967
Managed Risk Growth Fund	200,921
Managed Risk Growth-Income Fund	38,379
Managed Risk International Fund	33,171
Mortgage Fund	2,704,325
New World Fund	5,294,803
BlackRock Variable Series Funds:
Capital Appreciation Fund	47,280
Equity Dividend Fund	5,017,902
Global Allocation Fund	18,386,363
High Yield Fund	25,943,098

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statement of Assets and Liabilities – Continued

December 31, 2016

VALUE
Net assets attributable to: (continued)
Contract owners' deferred annuity reserves: (continued)
BlackRock Variable Series Funds: (continued)
iShares® Alternative Strategies Fund	$1,192,141
iShares® Dynamic Fixed Income Fund	554,062
Large Cap Core Fund	812,994
Large Cap Growth Fund	873,417
Large Cap Value Fund	659,928
Total Return Fund	9,984,727
BlackRock Variable Series Funds:
U.S. Government Bond Fund	2,087,903
Calvert Variable Products:
SRI Balanced Portfolio	482,343
Columbia Funds Variable Series Trust:
AQR Managed Futures Strategy	9,629,312
Select Large-Cap Value Portfolio	3,898,160
Select Smaller-Cap Value Portfolio	5,342,490
Seligman Global Technology Portfolio	7,565,213
Strategic Income Portfolio	565,973
Credit Suisse Trust:
Commodity Return Strategy Fund	1,744,034
DFA Investment Dimensions Group, Inc.:
VA Global Bond Portfolio	78,535,679
VA Global Moderate Allocation Portfolio	24,928,664
VA International Small Portfolio	34,705,511
VA International Value Portfolio	53,192,932
VA Short-Term Fixed Portfolio	35,074,353
VA U.S. Large Value Portfolio	79,533,436
VA U.S. Targeted Value Portfolio	52,485,761
Delaware VIP Trust:
Small Cap Value Series	7,931,736
The Dreyfus Investment Portfolios:
Small Cap Stock Index Portfolio	25,118,929
The Dreyfus Socially Responsible Growth Fund, Inc.	857,730
Dreyfus Stock Index Fund	38,488,901
Dreyfus Variable Investment Fund:	.
International Value Portfolio	4,342,555
Eaton Vance Variable Trust:
Floating-Rate Income Fund	69,246,355
Large-Cap Value Fund	1,337,027
Federated Insurance Series:
High Income Bond Fund II	9,161,210
Kaufmann Fund II	1,535,485
Managed Volatility Fund II	8,486,790
Fidelity Variable Insurance Products:
Balanced Portfolio	8,804,839
Contrafund Portfolio	23,404,420
Disciplined Small Cap Portfolio	2,545,113
Dynamic Capital Appreciation Portfolio	36,705
Equity-Income Portfolio	2,662,294
Freedom Income Portfolio	38,909
Funds Manager 20% Portfolio	17,069
Funds Manager 50% Portfolio	551,987
Funds Manager 60% Portfolio	767,308
Funds Manager 70% Portfolio	1,165
Growth Portfolio	4,264,337
Growth & Income Portfolio	3,021,079

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statement of Assets and Liabilities – Continued

December 31, 2016

VALUE
Net assets attributable to: (continued)
Contract owners' deferred annuity reserves: (continued)
Fidelity Variable Insurance Products: (continued)
Growth Opportunities Portfolio	$1,285,157
High Income Portfolio	8,565,419
International Capital Appreciation Portfolio	5,629,781
Investment Grade Bond Portfolio	16,523,873
Mid Cap Portfolio	4,710,488
Overseas Portfolio	7,288,439
Real Estate Portfolio	10,657,152
Strategic Income Portfolio	23,718,618
Target Volatility Portfolio	489,880
Value Portfolio	3,439,501
Value Strategies Portfolio	55,005
First Eagle Variable Funds:
Overseas Variable Fund	32,776,895
Franklin Templeton Variable Insurance Products Trust:
Global Real Estate II Fund	3,684,515
High Income II Fund	11,939,266
Income II Fund	14,829,013
Mutual Shares II Fund	4,748,137
Rising Dividends II Fund	4,109,923
Strategic Income II Fund	14,783,736
Templeton Global Bond II Fund	36,915,264
U.S. Government Securities II Fund	4,910,053
Goldman Sachs Variable Insurance Trust:
Global Trends Allocation Fund	137,520
Multi-Strategy Alternatives Fund	1,326,888
Strategic Income Fund	1,741,165
Guggenheim Variable Insurance Funds:
CLS AdvisorOne Global Diversified Equity Fund	551,980
CLS AdvisorOne Global Growth Fund	454
CLS AdvisorOne Growth and Income Fund	230,506
Global Managed Futures Strategy Fund	2,464,525
Long Short Equity Fund	1,853,076
Multi-Hedge Strategies Fund	4,920,852
Rydex Banking Fund	7,171,607
Rydex Basic Materials Fund	3,285,188
Rydex Biotechnology Fund	2,671,975
Rydex Commodities Strategy Fund	761,309
Rydex Consumer Products Fund	3,822,866
Rydex Dow 2X Strategy Fund	3,787,086
Rydex Electronics Fund	1,509,494
Rydex Energy Fund	3,407,360
Rydex Energy Services Fund	846,112
Rydex Europe 1.25X Strategy Fund	330,934
Rydex Financial Services Fund	4,029,572
Rydex Government Long Bond 1.2X Strategy Fund	4,813,526
Rydex Health Care Fund	1,320,709
Rydex High Yield Strategy Fund	877,201
Rydex Internet Fund	2,301,859
Rydex Inverse Dow 2X Strategy Fund	207,037
Rydex Inverse Government Long Bond Strategy Fund	869,965
Rydex Inverse Mid-Cap Strategy Fund	26,542
Rydex Inverse NASDAQ-100® Strategy Fund	606,678
Rydex Inverse Russell 2000® Strategy Fund	309,901
Rydex Inverse S&P 500 Strategy Fund	396,739

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statement of Assets and Liabilities – Continued

December 31, 2016

VALUE
Net assets attributable to: (continued)
Contract owners' deferred annuity reserves: (continued)
Guggenheim Variable Insurance Funds: (continued)
Rydex Japan 2X Strategy Fund	$204,758
Rydex Leisure Fund	3,875,871
Rydex Mid Cap 1.5X Strategy Fund	1,103,002
Rydex NASDAQ-100® Fund	6,542,622
Rydex NASDAQ-100® 2X Strategy Fund	19,926,623
Rydex Nova Fund	10,822,347
Rydex Precious Metals Fund	3,137,861
Rydex Real Estate Fund	1,480,356
Rydex Retailing Fund	1,729,533
Rydex Russell 2000® 1.5X Strategy Fund	870,590
Rydex Russell 2000® 2X Strategy Fund	2,603,397
Rydex S&P 500 2X Strategy Fund	3,221,454
Rydex S&P 500 Pure Growth Fund	3,693,698
Rydex S&P 500 Pure Value Fund	3,747,109
Rydex S&P MidCap 400 Pure Growth Fund	1,621,175
Rydex S&P MidCap 400 Pure Value Fund	3,360,770
Rydex S&P SmallCap 600 Pure Growth Fund	4,695,025
Rydex S&P SmallCap 600 Pure Value Fund	4,318,281
Rydex Strengthening Dollar 2X Strategy Fund	2,638,063
Rydex Technology Fund	4,606,117
Rydex Telecommunications Fund	2,617,194
Rydex Transportation Fund	3,942,913
Rydex U.S. Government Money Market Fund	2,531,928
Rydex Utilities Fund	4,164,104
Rydex Weakening Dollar 2X Strategy Fund	121,044
VT Floating Rate Strategies Fund	22,765,222
VT High Yield Fund	22,553,503
VT Large Cap Value Fund	31,202
VT Small Cap Value Fund	1,534,701
VT StylePlus Large Core Fund	5,823
VT StylePlus Large Growth Fund	1,171,532
VT StylePlus Mid Growth Fund	1,041,441
VT StylePlus Small Growth Fund	1,128
VT U.S. Total Return Bond Fund	33,885,029
VT World Equity Income Fund	197,979
Invesco Variable Insurance Funds:
Balanced-Risk Allocation Fund	3,351,810
Comstock Fund	2,318,088
Core Equity Fund	1,825,964
Core Plus Bond	439,966
Diversified Dividend Fund	20,671,269
Equity and Income Fund	9,129,969
Global Health Care Fund	1,281,053
Global Real Estate Fund	10,664,231
Government Money Market Fund	271,222,074
Government Securities Fund	9,150,471
Growth and Income Fund	3,954,110
High Yield Fund	22,324,138
International Growth Fund	8,303,966
Mid Cap Core Equity Fund	3,214,759
Technology Fund	303,453
Value Opportunities Fund	11,582

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statement of Assets and Liabilities – Continued

December 31, 2016

VALUE
Net assets attributable to: (continued)
Contract owners' deferred annuity reserves: (continued)
Ivy Variable Insurance Portfolios, Inc.:
Asset Strategy Portfolio	$7,356,154
Balanced Portfolio	4,366,874
Bond Portfolio	1,470,271
Dividend Opportunities Portfolio	164,884
Energy Portfolio	3,949,533
Global Bond Portfolio	1,042,458
Global Natural Resources Portfolio	1,809,045
Growth Portfolio	19,898
High Income Portfolio	24,045,106
Limited Term Bond	3,532,929
Mid Cap Growth Portfolio	4,000,929
Science and Technology Portfolio	3,525,820
Value Portfolio	952,823
Janus Aspen Series - Institutional:
Balanced Portfolio	30,954,707
Enterprise Portfolio	21,769,299
Forty Portfolio	7,146,012
Global Research Portfolio	1,126,461
Janus Portfolio	2,539,696
Overseas Portfolio	1,662,074
Perkins Mid Cap Value Portfolio	15,861,749
Janus Aspen Series - Service:
Flexible Bond Portfolio	28,735,206
Global Allocation Portfolio - Moderate	19,328
Global Technology Portfolio	126,786
Global Unconstrained Bond Portfolio	303,440
John Hancock Variable Insurance Trust:
Emerging Market Value Trust Fund	2,605,458
JPMorgan Insurance Trust:
Global Allocation Portfolio	7,889,114
Income Builder Portfolio	3,249,633
Lazard Retirement Series, Inc:
Emerging Markets Equity Portfolio	29,360,288
Global Dynamic Multi Asset Portfolio	1,072,957
International Equity Portfolio	13,183,773
US Small-Mid Cap Equity Portfolio	1,902,506
US Strategic Equity Portfolio	1,879,006
Legg Mason Partners Variable Equity Trust:
ClearBridge Aggressive Growth Portfolio	10,677,084
ClearBridge Dividend Strategy Portfolio	6,356,669
ClearBridge Large Cap Growth Portfolio	7,563,884
ClearBridge Small Cap Growth Portfolio	1,914,167
QS Dynamic Multi-Strategy Portfolio	796,888
Legg Mason Partners Variable Income Trust:
Western Asset Global High Yield Bond Portfolio	2,772,201
Lord Abbett Series Fund, Inc:
Bond Debenture Portfolio	18,879,504
Calibrated Dividend Growth Portfolio	5,962,709
Classic Stock Portfolio	75,288
Growth and Income Portfolio	7,872,541
International Opportunities Portfolio	4,082,879
MFS Variable Insurance Trust:
Growth Series - Service	245,550
Value Series - Service	278,348

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statement of Assets and Liabilities – Continued

December 31, 2016

VALUE
Net assets attributable to: (continued)
Contract owners' deferred annuity reserves: (continued)
Nationwide Variable Insurance Trust:
Bond Index Fund	$4,253,870
International Index Fund	12,706,204
Mid Cap Index Fund	12,564,056
S&P 500 Index Fund	12,238,701
Small Cap Index Fund	11,316,757
Neuberger Berman Advisers Management Trust:
Absolute Return Multi-Manager Portfolio	1,027,528
Large Cap Value Portfolio	6,076,640
Mid Cap Growth Portfolio	1,815,117
Mid Cap Intrinsic Value Portfolio	4,873,036
Short Duration Bond Portfolio	4,186,383
Socially Responsive Portfolio	1,703,634
Northern Lights Variable Trust:
7Twelve Balanced Portfolio Cl 3	447,219
7Twelve Balanced Portfolio Cl 4	104,481
Adaptive Allocation Portfolio	14,430
Anchor Tactical Credit Strategies	7,052,941
BTS Tactical Fixed Income Portfolio	8,707,332
Changing Parameters Portfolio	7,748,142
JNF Exceed Defined Shield Index Portfolio	488,414
JNF SSGA Sector Rotation Portfolio	1,194,535
JNF SSGA Tactical Allocation Portfolio	736,190
Mariner Managed Futures Strategy Portfolio	5,377,296
Power Income Portfolio	1,299,471
Probabilities Portfolio	15,977,668
TOPS Aggressive Growth ETF - Class 1	87,421
TOPS Balanced ETF - Class 1	172,263
TOPS Conservative ETF - Class 1	264,029
TOPS Conservative ETF - Class 2	288,333
TOPS Growth ETF - Class 1	2,072,966
TOPS Growth ETF - Class 2	54,337
TOPS Managed Risk Balanced ETF - Class 1	510,777
TOPS Managed Risk Balanced ETF - Class 2	2,152,650
TOPS Managed Risk Growth ETF - Class 1	28,009,627
TOPS Managed Risk Growth ETF - Class 2	349,864
TOPS Managed Risk Moderate Growth ETF - Class 1	1,618,488
TOPS Managed Risk Moderate Growth ETF - Class 2	757,748
TOPS Moderate Growth ETF - Class 1	1,883,723
TOPS Moderate Growth ETF - Class 2	33,614
Oppenheimer Variable Account Funds:
Conservative Balanced Fund	120,611
Core Bond Fund	1,728,404
Global Fund	9,550,336
Global Multi - Alternatives Fund	455,617
Global Strategic Income Fund	1,851,432
International Growth Fund	12,845,475
Main Street® Fund	3,049,339
PIMCO Variable Insurance Trust:
All Asset Portfolio	10,532,663
All Asset All Authority Portfolio	1,966,848
All Asset All Authority Portfolio - Institutional	793,777
CommodityRealReturn Strategy Portfolio	10,842,872
Emerging Markets Bond Portfolio	18,244,239
Foreign Bond Unhedged Portfolio	4,570,864

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statement of Assets and Liabilities – Continued

December 31, 2016

VALUE
Net assets attributable to: (continued)
Contract owners' deferred annuity reserves: (continued)
PIMCO Variable Insurance Trust: (continued)
Foreign Bond US Dollar-Hedged Portfolio	$22,864,165
Global Advantage Strategy Bond Portfolio	257,722
Global Bond Unhedged Portfolio	2,182,108
Global Diversified Allocation Portfolio	9,066
Global Multi-Asset Portfolio	894,048
High Yield Portfolio	32,401,500
Income Portfolio	17,627,132
Long-Term US Government Portfolio	4,221,561
Low Duration Portfolio	32,346,683
Real Return Portfolio	19,732,858
Short-Term Portfolio	19,446,295
Total Return Portfolio	99,682,833
Unconstrained Bond Portfolio	10,214,068
Pioneer Variable Contracts Trust:
Bond Portfolio	12,502,649
Emerging Markets Portfolio	1,284,531
Equity Income Portfolio	7,451,341
Fund Portfolio	1,022,991
High Yield Portfolio	3,036,363
Mid Cap Value Portfolio	1,390,923
Strategic Income Portfolio	12,945,492
ProFunds VP:
Access VP High Yield Fund	1,072,082
Asia 30 Fund	642,383
Banks Fund	1,729,746
Basic Materials Fund	1,203,179
Bear Fund	592,578
Biotechnology Fund	948,319
Bull Fund	12,166,028
Consumer Goods Fund	1,199,298
Consumer Services Fund	1,364,187
Emerging Markets Fund	985,538
Europe 30 Fund	843,640
Falling U.S. Dollar Fund	50,474
Financials Fund	5,081,070
Government Money Market Fund	31,899,225
Health Care Fund	1,437,520
Industrials Fund	7,613,311
International Fund	207,703
Internet Fund	1,279,155
Japan Fund	2,260,852
Large-Cap Growth Fund	4,160,444
Large-Cap Value Fund	3,525,421
Mid-Cap Fund	28,997,624
Mid-Cap Growth Fund	509,051
Mid-Cap Value Fund	5,082,153
NASDAQ-100 Fund	12,173,895
Oil & Gas Fund	4,651,075
Pharmaceuticals Fund	486,959
Precious Metals Fund	925,460
Real Estate Fund	475,323
Rising Rates Opportunity Fund	1,584,067
Semiconductor Fund	1,009,010
Short Emerging Markets Fund	307,362

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statement of Assets and Liabilities – Continued

December 31, 2016

VALUE
Net assets attributable to: (continued)
Contract owners' deferred annuity reserves: (continued)
ProFunds VP: (continued)
Short International Fund	$12,978
Short Mid-Cap Fund	2,406
Short NASDAQ-100 Fund	150,461
Short Small-Cap Fund	117,584
Small Cap Fund	9,262,273
Small-Cap Growth Fund	3,425,012
Small-Cap Value Fund	11,339,098
Technology Fund	1,447,768
Telecommunications Fund	791,492
U.S. Government Plus Fund	2,858,082
UltraBull Fund	2,611,370
UltraMid-Cap Fund	2,081,371
UltraNASDAQ-100 Fund	14,596,879
UltraShort NASDAQ-100 Fund	492,212
UltraSmall-Cap Fund	1,697,739
Utilities Fund	2,321,336
Putnam Variable Trust:
Absolute Return 500 Fund	1,356,553
American Government Income Fund	1,114,270
Diversified Income Fund	2,381,276
Equity Income Fund	5,204,741
High Yield Fund	17,620,737
Income Fund	7,679,169
Redwood Investment Management, LLC:
Managed Volatility Portfolio Class I	12,440,793
Managed Volatility Portfolio Class N	6,234,255
Royce Capital Fund:
Micro-Cap Portfolio	4,630,902
Small-Cap Portfolio	9,464,176
Russell Investment Funds:
Aggressive Equity Fund	23,555
Balanced Strategy Fund	798,725
Core Bond Fund	348,319
Equity Growth Strategy Fund	224,945
Global Real Estate Securities Fund	899,013
Moderate Strategy Fund	325,198
Multi-Style Equity Fund	210,337
Non U.S. Fund	123,237
SEI Insurance Products Trust:
Balanced Strategy Fund	413,027
Conservative Strategy Fund	1,490,794
Defensive Strategy Fund	954,777
Market Growth Strategy Fund	2,045,064
Market Plus Strategy Fund	847,694
Moderate Strategy Fund	1,444,477
T. Rowe Price Equity Series, Inc.:
Blue Chip Growth Portfolio II	33,301,062
Equity Income Portfolio II	15,192,924
Health Sciences Portfolio II	15,094,347
T. Rowe Price Fixed Income Series, Inc.:
Limited-Term Bond Portfolio II	9,338,212
Third Avenue Variable Series Trust:
Value Portfolio	4,445,002
Timothy Plan Variable Series:
Conservative Growth Portfolio	2,265,006
Strategic Growth Portfolio	2,387,178

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statement of Assets and Liabilities – Continued

December 31, 2016

VALUE
Net assets attributable to: (continued)
Contract owners' deferred annuity reserves: (continued)
Tortoise Variable Insurance Portfolio:
MLP & Pipeline Fund	$6,687,420
VanEck VIP Trust:
Emerging Markets Fund	15,147,545
Global Gold Fund	3,764,090
Global Hard Assets Fund	5,660,597
Unconstrained Emerging Markets Bond Fund	826,615
Vanguard Variable Insurance Fund:
Balanced Portfolio	51,454,279
Capital Growth Portfolio	16,260,304
Diversified Value Portfolio	15,639,951
Equity Income Portfolio	57,977,360
Equity Index Portfolio	73,534,536
Growth Portfolio	19,100,391
High Yield Bond Portfolio	29,138,518
International Portfolio	44,507,894
Mid-Cap Index Portfolio	35,768,733
REIT Index Portfolio	52,914,764
Short-Term Investment Grade Portfolio	113,193,466
Small Company Growth Portfolio	19,864,388
Total Bond Market Index Portfolio	124,478,247
Total Stock Market Index Portfolio	90,141,247
Virtus Variable Insurance Trust:
Equity Trend Series	1,787,213
International Series	1,160,555
Multi-Sector Fixed Income Series	7,257,115
Real Estate Securities Series	4,165,370
Wells Fargo VT Funds:
Discovery Fund	3,541,464
Opportunity Fund	975,902
Westchester Capital Management:
Merger Fund VL	13,868,752
Wilshire Variable Insurance Trust:
2015 ETF Fund	45,483
2035 ETF Fund	28,983
$3,699,671,266
Net assets attributable to contract owners' death benefit reserves:
AB Variable Products Series Fund, Inc.:
Small-Mid Cap Value Portfolio	$19,077
Advisors Preferred Trust:
Gold Bullion Strategy Portfolio	6,325
The Alger Portfolios:
Capital Appreciation Portfolio	2,062
American Century Variable Portfolios, Inc:
Income & Growth Fund	60,859
Inflation Protection Fund	26,451
American Funds Insurance Series:
Blue Chip Income and Growth Fund	22,829
Bond Fund	3,872
Growth Fund	34,718
International Fund	33,255
Credit Suisse Trust:
Commodity Return Strategy Fund	1,700

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statement of Assets and Liabilities – Continued

December 31, 2016

VALUE
Net assets attributable to contract owners' death benefit reserves: (continued)
DFA Investment Dimensions Group, Inc.:
VA Global Bond Portfolio	$56,080
VA International Small Portfolio	24,009
VA International Value Portfolio	41,924
VA U.S. Large Value Portfolio	36,388
VA U.S. Targeted Value Portfolio	40,842
The Dreyfus Investment Portfolios:
Small Cap Stock Index Portfolio	12,110
Dreyfus Stock Index Fund	64,508
Eaton Vance Variable Trust:
Floating-Rate Income Fund	3,224
Large-Cap Value Fund	2,153
Fidelity Variable Insurance Products:
Contrafund Portfolio	2,556
Equity-Income Portfolio	6,609
Investment Grade Bond Portfolio	8,367
Overseas Portfolio	20,605
Real Estate Portfolio	10,270
Strategic Income Portfolio	8,501
First Eagle Variable Funds:
Overseas Variable Fund	22,037
Franklin Templeton Variable Insurance Products Trust:
Income II Fund	4,066
Templeton Global Bond II Fund	36,458
Guggenheim Variable Insurance Funds:
Rydex Biotechnology Fund	1,567
Rydex NASDAQ-100® Fund	5,537
Rydex Precious Metals Fund	3,758
Rydex Real Estate Fund	4,468
Rydex S&P SmallCap 600 Pure Value Fund	12,597
VT Floating Rate Strategies Fund	15,272
VT U.S. Total Return Bond Fund	34,024
Invesco Variable Insurance Funds:
Diversified Dividend Fund	1,645
Global Health Care Fund	1,711
Government Money Market Fund	319,889
Government Securities Fund	3,456
High Yield Fund	10,920
Ivy Variable Insurance Portfolios, Inc.:
Bond Portfolio	1,300
John Hancock Variable Insurance Trust:
Emerging Market Value Trust Fund	25,724
Lazard Retirement Series, Inc:
Emerging Markets Equity Portfolio	29,294
International Equity Portfolio	5,174
Legg Mason Partners Variable Equity Trust:
ClearBridge Large Cap Growth Portfolio	1,911
Lord Abbett Series Fund, Inc:
Bond Debenture Portfolio	38,151
Calibrated Dividend Growth Portfolio	41,869
International Opportunities Portfolio	7,673
Nationwide Variable Insurance Trust:
Mid Cap Index Fund	1,432
Small Cap Index Fund	592
Northern Lights Variable Trust:
BTS Tactical Fixed Income Portfolio	4,225
Mariner Managed Futures Strategy Portfolio	3,413

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statement of Assets and Liabilities – Continued

December 31, 2016

VALUE
Net assets attributable to contract owners' death benefit reserves: (continued)
Oppenheimer Variable Account Funds:
Core Bond Fund	$1,303
International Growth Fund	2,326
PIMCO Variable Insurance Trust:
CommodityRealReturn Strategy Portfolio	1,963
Emerging Markets Bond Portfolio	7,632
Foreign Bond US Dollar-Hedged Portfolio	12,226
High Yield Portfolio	2,874
Long-Term US Government Portfolio	1,780
Low Duration Portfolio	96,446
Real Return Portfolio	7,158
Total Return Portfolio	224,160
Pioneer Variable Contracts Trust:
Mid Cap Value Portfolio	1,444
ProFunds VP:
Asia 30 Fund	5,017
Basic Materials Fund	2,018
Europe 30 Fund	1,680
Government Money Market Fund	522
Japan Fund	4,101
Mid-Cap Growth Fund	827
Precious Metals Fund	837
Small Cap Fund	5,944
Utilities Fund	3,959
Putnam Variable Trust:
Income Fund	3,825
T. Rowe Price Equity Series, Inc.:
Blue Chip Growth Portfolio II	1,697
Equity Income Portfolio II	4,454
VanEck VIP Trust:
Global Gold Fund	4,962
Vanguard Variable Insurance Fund:
Diversified Value Portfolio	7,669
Equity Income Portfolio	1,965
Equity Index Portfolio	63,643
High Yield Bond Portfolio	14,926
International Portfolio	3,946
Mid-Cap Index Portfolio	16,717
REIT Index Portfolio	29,259
Small Company Growth Portfolio	37,030
Total Bond Market Index Portfolio	29,306

Net assets attributable to contract owners' death benefit reserves	$1,791,073
Net assets attributable to contract owners' reserves	$3,701,462,339

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations

For the Year Ended December 31, 2016

	AB VARIABLE PRODUCTS SERIES FUND					AB VARIABLE PRODUCTS SERIES FUND (continued)
	DYNAMIC ASSET ALLOCATION	GLOBAL THEMATIC GROWTH	GROWTH AND INCOME	INTERNATIONAL GROWTH	INTERNATIONAL VALUE	SMALL CAP GROWTH	SMALL-MID CAP VALUE
Investment income:
Income dividends from investments in portfolio shares	$2,690	$—	$84,815	$—	$17,664	$—	$25,380
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—	—
Net investment income (expense)	2,690	—	84,815	—	17,664	—	25,380
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(93,029)	(9,331)	151,775	(123,933)	(81,302)	(178,789)	(517,471)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—	—	11,838
Net realized long-term capital gain distributions from investments in portfolio shares	104	—	506,646	—	—	322,752	405,456
Net realized gain (loss) on investments in portfolio shares	(92,925)	(9,331)	658,421	(123,933)	(81,302)	143,963	(100,177)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	78,306	(12,206)	183,065	(32,099)	56,603	(101,490)	1,659,623
Net increase (decrease) in net assets from operations	$(11,929)	$(21,537)	$926,301	$(156,032)	$(7,035)	$42,473	$1,584,826

Statements of Changes in Net Assets

For the Year Ended December 31, 2016

	AB VARIABLE PRODUCTS SERIES FUND					AB VARIABLE PRODUCTS SERIES FUND (continued)
	DYNAMIC ASSET ALLOCATION	GLOBAL THEMATIC GROWTH	GROWTH AND INCOME	INTERNATIONAL GROWTH	INTERNATIONAL VALUE	SMALL CAP GROWTH	SMALL-MID CAP VALUE
Changes from operations:
Net investment income (expense)	$2,690	$—	$84,815	$—	$17,664	$—	$25,380
Net realized gain (loss) on investments in portfolio shares	(92,925)	(9,331)	658,421	(123,933)	(81,302)	143,963	(100,177)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	78,306	(12,206)	183,065	(32,099)	56,603	(101,490)	1,659,623
Net increase (decrease) in net assets from operations	(11,929)	(21,537)	926,301	(156,032)	(7,035)	42,473	1,584,826
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	15,348	4,459	218,395	22,508	110,097	4,495	108,651
Contract redemptions	(31,706)	(53,756)	(474,308)	(152,300)	(70,475)	(17,059)	(550,182)
Net transfers	(945,576)	(24,378)	1,564,427	282,077	172,154	(198,787)	3,569,187
Net increase (decrease) in net assets from contract owners' transactions	(961,934)	(73,675)	1,308,514	152,285	211,776	(211,351)	3,127,656
Net increase (decrease) in net assets	(973,863)	(95,212)	2,234,815	(3,747)	204,741	(168,878)	4,712,482
Net assets, beginning of period	1,445,988	397,627	7,939,474	1,298,833	1,446,798	1,037,396	5,635,141
Net assets, end of period	$472,125	$302,415	$10,174,289	$1,295,086	$1,651,539	$868,518	$10,347,623

The accompanying notes are an integral part of these financial statements.

	ADVISORS PREFERRED TRUST	THE ALGER PORTFOLIOS				ALPS VARIABLE INVESTMENT TRUST
	GOLD BULLION STRATEGY	CAPITAL APPRECIATION	LARGE CAP GROWTH	MID CAP GROWTH	SMALL CAP GROWTH	ALPS\ ALERIAN ENERGY INFRA- STRUCTURE	ALPS/ RED ROCKS LISTED PRIVATE EQUITY
Investment income:
Income dividends from investments in portfolio shares	$—	$23,746	$—	$—	$—	$222,173	$3,500
Expenses:
Mortality and expense risk fees	—	666	182	772	163	—	—
Net investment income (expense)	—	23,080	(182)	(772)	(163)	222,173	3,500
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	168,425	(1,619,784)	(305,784)	(82,515)	(1,364)	(1,578,388)	16,209
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	98,430	7,157	—	23,223	—	141
Net realized gain (loss) on investments in portfolio shares	168,425	(1,521,354)	(298,627)	(82,515)	21,859	(1,578,388)	16,350
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(684,060)	1,256,122	200,203	103,380	(11,567)	4,500,353	20,332
Net increase (decrease) in net assets from operations	$(515,635)	$(242,152)	$(98,606)	$20,093	$10,129	$3,144,138	$40,182

	ADVISORS PREFERRED TRUST	THE ALGER PORTFOLIOS				ALPS VARIABLE INVESTMENT TRUST
	GOLD BULLION STRATEGY	CAPITAL APPRECIATION	LARGE CAP GROWTH	MID CAP GROWTH	SMALL CAP GROWTH	ALPS\ ALERIAN ENERGY INFRA- STRUCTURE	ALPS/ RED ROCKS LISTED PRIVATE EQUITY
Changes from operations:
Net investment income (expense)	$—	$23,080	$(182)	$(772)	$(163)	$222,173	$3,500
Net realized gain (loss) on investments in portfolio shares	168,425	(1,521,354)	(298,627)	(82,515)	21,859	(1,578,388)	16,350
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(684,060)	1,256,122	200,203	103,380	(11,567)	4,500,353	20,332
Net increase (decrease) in net assets from operations	(515,635)	(242,152)	(98,606)	20,093	10,129	3,144,138	40,182
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	157,419	115,546	23,071	22,122	—	127,532	5,326
Contract redemptions	(722,915)	(913,061)	(139,465)	(18,443)	(2,757)	(611,416)	(10,616)
Net transfers	4,394,924	(3,477,972)	(74,677)	371,828	2,978	2,641,007	211,316
Net increase (decrease) in net assets from contract owners' transactions	3,829,428	(4,275,487)	(191,071)	375,507	221	2,157,123	206,026
Net increase (decrease) in net assets	3,313,793	(4,517,639)	(289,677)	395,600	10,350	5,301,261	246,208
Net assets, beginning of period	2,162,896	17,013,174	2,272,963	795,480	158,070	6,486,304	240,424
Net assets, end of period	$5,476,689	$12,495,535	$1,983,286	$1,191,080	$168,420	$11,787,565	$486,632

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2016

	ALPS VARIABLE INVESTMENT TRUST (MORNINGSTAR ETF ASSET ALLOCATION) (c)*
	AGGRESSIVE GROWTH	BALANCED	CONSERVATIVE	GROWTH	INCOME AND GROWTH
Investment income:
Income dividends from investments in portfolio shares	$13,348	$167,109	$58,498	$93,345	$46,443
Expenses:
Mortality and expense risk fees	—	—	—	—	—
Net investment income (expense)	13,348	167,109	58,498	93,345	46,443
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(415)	61,938	(72,231)	47,213	(15,018)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	52,218	482,152	100,729	286,373	142,042
Net realized gain (loss) on investments in portfolio shares	51,803	544,090	28,498	333,586	127,024
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	41,621	23,589	9,445	107,688	(46,169)
Net increase (decrease) in net assets from operations	$106,772	$734,788	$96,441	$534,619	$127,298

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2016

	ALPS VARIABLE INVESTMENT TRUST (MORNINGSTAR ETF ASSET ALLOCATION) (c)*
	AGGRESSIVE GROWTH	BALANCED	CONSERVATIVE	GROWTH	INCOME AND GROWTH
Changes from operations:
Net investment income (expense)	$13,348	$167,109	$58,498	$93,345	$46,443
Net realized gain (loss) on investments in portfolio shares	51,803	544,090	28,498	333,586	127,024
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	41,621	23,589	9,445	107,688	(46,169)
Net increase (decrease) in net assets from operations	106,772	734,788	96,441	534,619	127,298
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	12,816	279,293	81,050	377,806	926,291
Contract redemptions	(14,257)	(565,668)	(207,642)	(248,684)	(196,520)
Net transfers	535,087	1,129,943	1,581,589	879,010	215,898
Net increase (decrease) in net assets from contract owners' transactions	533,646	843,568	1,454,997	1,008,132	945,669
Net increase (decrease) in net assets	640,418	1,578,356	1,551,438	1,542,751	1,072,967
Net assets, beginning of period	561,695	8,419,866	2,163,551	5,036,938	1,873,023
Net assets, end of period	$1,202,113	$9,998,222	$3,714,989	$6,579,689	$2,945,990

*  See Footnote 8 for details.

The accompanying notes are an integral part of these financial statements.

	AMERICAN CENTURY VARIABLE PORTFOLIOS								AMERICAN FUNDS INSURANCE SERIES
	BALANCED	INCOME & GROWTH	INFLATION PROTECTION	INTERNATIONAL	LARGE COMPANY VALUE	MID CAP VALUE	ULTRA	VALUE	ASSET ALLOCATION
Investment income:
Income dividends from investments in portfolio shares	$87,058	$172,775	$99,583	$23,529	$99,501	$159,649	$3,316	$152,917	$202,222
Expenses:
Mortality and expense risk fees	—	19	—	62	—	—	—	—	—
Net investment income (expense)	87,058	172,756	99,583	23,467	99,501	159,649	3,316	152,917	202,222
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(184,960)	(198,531)	(27,185)	(135,975)	(57,780)	25,631	(71,328)	83,973	(418,507)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—	77,943	—	—	1,754
Net realized long-term capital gain distributions from investments in portfolio shares	219,912	131,873	36,642	—	271,823	386,057	39,302	—	298,131
Net realized gain (loss) on investments in portfolio shares	34,952	(66,658)	9,457	(135,975)	214,043	489,631	(32,026)	83,973	(118,622)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	222,349	820,862	72,128	(55,374)	374,352	1,309,829	128,074	1,231,164	998,248
Net increase (decrease) in net assets from operations	$344,359	$926,960	$181,168	$(167,882)	$687,896	$1,959,109	$99,364	$1,468,054	$1,081,848

	AMERICAN CENTURY VARIABLE PORTFOLIOS								AMERICAN FUNDS INSURANCE SERIES
	BALANCED	INCOME & GROWTH	INFLATION PROTECTION	INTERNATIONAL	LARGE COMPANY VALUE	MID CAP VALUE	ULTRA	VALUE	ASSET ALLOCATION
Changes from operations:
Net investment income (expense)	$87,058	$172,756	$99,583	$23,467	$99,501	$159,649	$3,316	$152,917	$202,222
Net realized gain (loss) on investments in portfolio shares	34,952	(66,658)	9,457	(135,975)	214,043	489,631	(32,026)	83,973	(118,622)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	222,349	820,862	72,128	(55,374)	374,352	1,309,829	128,074	1,231,164	998,248
Net increase (decrease) in net assets from operations	344,359	926,960	181,168	(167,882)	687,896	1,959,109	99,364	1,468,054	1,081,848
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	115,953	139,234	316,751	75,999	20,467	47,733	19,059	189,162	920,160
Contract redemptions	(388,103)	(348,603)	(461,180)	(68,499)	(401,301)	(604,204)	(63,899)	(976,563)	(1,722,764)
Net transfers	2,389,422	1,763,401	3,166,255	(607,320)	279,407	(604,345)	884,532	4,578,912	2,700,868
Net increase (decrease) in net assets from contract owners' transactions	2,117,272	1,554,032	3,021,826	(599,820)	(101,427)	(1,160,816)	839,692	3,791,511	1,898,264
Net increase (decrease) in net assets	2,461,631	2,480,992	3,202,994	(767,702)	586,469	798,293	939,056	5,259,565	2,980,112
Net assets, beginning of period	4,884,784	6,317,349	4,830,006	2,700,937	4,293,385	9,169,533	1,777,936	7,376,762	11,988,587
Net assets, end of period	$7,346,415	$8,798,341	$8,033,000	$1,933,235	$4,879,854	$9,967,826	$2,716,992	$12,636,327	$14,968,699

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2016

	AMERICAN FUNDS INSURANCE SERIES (continued)
	BLUE CHIP INCOME AND GROWTH	BOND	GLOBAL BOND	GROWTH	GROWTH- INCOME
Investment income:
Income dividends from investments in portfolio shares	$180,520	$64,944	$7,400	$70,069	$135,701
Expenses:
Mortality and expense risk fees	—	—	—	—	—
Net investment income (expense)	180,520	64,944	7,400	70,069	135,701
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(78,531)	178,729	1,072	(523,471)	(528,447)
Net realized short-term capital gain distributions from investments in portfolio shares	41,495	10,068	2,161	—	48,160
Net realized long-term capital gain distributions from investments in portfolio shares	360,114	11,186	1,621	906,167	946,509
Net realized gain (loss) on investments in portfolio shares	323,078	199,983	4,854	382,696	466,222
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	478,448	29,583	35,618	572,208	500,831
Net increase (decrease) in net assets from operations	$982,046	$294,510	$47,872	$1,024,973	$1,102,754

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2016

	AMERICAN FUNDS INSURANCE SERIES (continued)
	BLUE CHIP INCOME AND GROWTH	BOND	GLOBAL BOND	GROWTH	GROWTH- INCOME
Changes from operations:
Net investment income (expense)	$180,520	$64,944	$7,400	$70,069	$135,701
Net realized gain (loss) on investments in portfolio shares	323,078	199,983	4,854	382,696	466,222
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	478,448	29,583	35,618	572,208	500,831
Net increase (decrease) in net assets from operations	982,046	294,510	47,872	1,024,973	1,102,754
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	467,068	108,301	79,121	1,684,013	417,648
Contract redemptions	(749,201)	(669,593)	(85,802)	(737,676)	(299,657)
Net transfers	7,096,158	(3,582,723)	394,653	3,750,964	2,893,403
Net increase (decrease) in net assets from contract owners' transactions	6,814,025	(4,144,015)	387,972	4,697,301	3,011,394
Net increase (decrease) in net assets	7,796,071	(3,849,505)	435,844	5,722,274	4,114,148
Net assets, beginning of period	2,546,210	6,991,942	1,141,477	7,968,267	7,504,450
Net assets, end of period	$10,342,281	$3,142,437	$1,577,321	$13,690,541	$11,618,598

The accompanying notes are an integral part of these financial statements.

	AMERICAN FUNDS INSURANCE SERIES (continued)
	HIGH INCOME BOND	INTERNATIONAL	MANAGED RISK ASSET ALLOCATION	MANAGED RISK BLUE CHIP INCOME AND GROWTH	MANAGED RISK GROWTH	MANAGED RISK GROWTH- INCOME	MANAGED RISK INTERNATIONAL	MORTGAGE	NEW WORLD
Investment income:
Income dividends from investments in portfolio shares	$695,113	$135,071	$21,265	$15,518	$485	$446	$323	$45,431	$31,851
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—	—	—	—
Net investment income (expense)	695,113	135,071	21,265	15,518	485	446	323	45,431	31,851
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	264,710	(127,012)	(15,174)	(13,776)	(3,941)	(25,517)	(2,475)	(47,401)	21,079
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—	—	—	39,291	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	764,748	48,767	27,115	22,170	2,264	837	2,267	—
Net realized gain (loss) on investments in portfolio shares	264,710	637,736	33,593	13,339	18,229	(23,253)	(1,638)	(5,843)	21,079
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	108,868	(400,027)	78,373	71,677	(13,642)	17,700	(248)	60,173	143,948
Net increase (decrease) in net assets from operations	$1,068,691	$372,780	$133,231	$100,534	$5,072	$(5,107)	$(1,563)	$99,761	$196,878

	AMERICAN FUNDS INSURANCE SERIES (continued)
	HIGH INCOME BOND	INTERNATIONAL	MANAGED RISK ASSET ALLOCATION	MANAGED RISK BLUE CHIP INCOME AND GROWTH	MANAGED RISK GROWTH	MANAGED RISK GROWTH- INCOME	MANAGED RISK INTERNATIONAL	MORTGAGE	NEW WORLD
Changes from operations:
Net investment income (expense)	$695,113	$135,071	$21,265	$15,518	$485	$446	$323	$45,431	$31,851
Net realized gain (loss) on investments in portfolio shares	264,710	637,736	33,593	13,339	18,229	(23,253)	(1,638)	(5,843)	21,079
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	108,868	(400,027)	78,373	71,677	(13,642)	17,700	(248)	60,173	143,948
Net increase (decrease) in net assets from operations	1,068,691	372,780	133,231	100,534	5,072	(5,107)	(1,563)	99,761	196,878
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	141,870	223,078	375,843	257,217	—	(22)	—	48,161	343,769
Contract redemptions	(520,808)	(329,970)	(5,817)	(204,528)	(10,724)	11,547	(2,427)	(1,102,908)	(152,240)
Net transfers	6,430,288	4,055,856	236,987	852,964	(88,414)	(199,672)	(16,091)	(2,491,683)	3,721,578
Net increase (decrease) in net assets from contract owners' transactions	6,051,350	3,948,964	607,013	905,653	(99,138)	(188,147)	(18,518)	(3,546,430)	3,913,107
Net increase (decrease) in net assets	7,120,041	4,321,744	740,244	1,006,187	(94,066)	(193,254)	(20,081)	(3,446,669)	4,109,985
Net assets, beginning of period	591,235	7,008,762	1,064,032	328,780	294,987	231,633	53,252	6,150,994	1,184,818
Net assets, end of period	$7,711,276	$11,330,506	$1,804,276	$1,334,967	$200,921	$38,379	$33,171	$2,704,325	$5,294,803

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2016

	BLACKROCK VARIABLE SERIES FUNDS
	CAPITAL APPRECIATION	EQUITY DIVIDEND	GLOBAL ALLOCATION	HIGH YIELD	iSHARES ALTERNATIVE STRATEGIES
Investment income:
Income dividends from investments in portfolio shares	$—	$71,294	$227,989	$1,322,169	$30,792
Expenses:
Mortality and expense risk fees	—	—	—	—	—
Net investment income (expense)	—	71,294	227,989	1,322,169	30,792
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(7,793)	(69,631)	(496,804)	1,655,316	56,328
Net realized short-term capital gain distributions from investments in portfolio shares	—	18,390	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	1,499	124,212	—	—	—
Net realized gain (loss) on investments in portfolio shares	(6,294)	72,971	(496,804)	1,655,316	56,328
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	3,685	553,664	933,904	481,653	(55,128)
Net increase (decrease) in net assets from operations	$(2,609)	$697,929	$665,089	$3,459,138	$31,992

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2016

	BLACKROCK VARIABLE SERIES FUNDS
	CAPITAL APPRECIATION	EQUITY DIVIDEND	GLOBAL ALLOCATION	HIGH YIELD	iSHARES ALTERNATIVE STRATEGIES
Changes from operations:
Net investment income (expense)	$—	$71,294	$227,989	$1,322,169	$30,792
Net realized gain (loss) on investments in portfolio shares	(6,294)	72,971	(496,804)	1,655,316	56,328
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	3,685	553,664	933,904	481,653	(55,128)
Net increase (decrease) in net assets from operations	(2,609)	697,929	665,089	3,459,138	31,992
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	—	126,806	1,537,241	1,032,053	15,553
Contract redemptions	(1,978)	(529,331)	(903,157)	(1,746,932)	(127,455)
Net transfers	(77,642)	665,502	1,329,010	12,992,917	1,104,713
Net increase (decrease) in net assets from contract owners' transactions	(79,620)	262,977	1,963,094	12,278,038	992,811
Net increase (decrease) in net assets	(82,229)	960,906	2,628,183	15,737,176	1,024,803
Net assets, beginning of period	129,509	4,056,996	15,758,180	10,205,922	167,338
Net assets, end of period	$47,280	$5,017,902	$18,386,363	$25,943,098	$1,192,141

The accompanying notes are an integral part of these financial statements.

	BLACKROCK VARIABLE SERIES FUNDS (continued)						CALVERT VARIABLE INSURANCE PRODUCT	COLUMBIA FUNDS VARIABLE SERIES TRUST
	iSHARES DYNAMIC FIXED INCOME	LARGE CAP CORE	LARGE CAP GROWTH	LARGE CAP VALUE	TOTAL RETURN	U.S. GOVERNMENT BOND	SRI BALANCED	AQR MANAGED FUTURES STRATEGY	SELECT LARGE-CAP VALUE
Investment income:
Income dividends from investments in portfolio shares	$9,520	$7,419	$3,857	$5,933	$175,392	$58,010	$8,970	$334,073	$—
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—	—	—	—
Net investment income (expense)	9,520	7,419	3,857	5,933	175,392	58,010	8,970	334,073	—
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	5,059	(60,115)	(28,615)	(38,806)	82,686	74,717	188	(118,356)	314,233
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—	—	956	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	55,000	73,675	43,019	—	—	12,264	—	—
Net realized gain (loss) on investments in portfolio shares	5,059	(5,115)	45,060	4,213	82,686	74,717	13,408	(118,356)	314,233
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(7,313)	51,574	44,777	81,828	(20,854)	(29,355)	15,106	(1,247,159)	126,154
Net increase (decrease) in net assets from operations	$7,266	$53,878	$93,694	$91,974	$237,224	$103,372	$37,484	$(1,031,442)	$440,387

	BLACKROCK VARIABLE SERIES FUNDS (continued)						CALVERT VARIABLE INSURANCE PRODUCT	COLUMBIA FUNDS VARIABLE SERIES TRUST
	iSHARES DYNAMIC FIXED INCOME	LARGE CAP CORE	LARGE CAP GROWTH	LARGE CAP VALUE	TOTAL RETURN	U.S. GOVERNMENT BOND	SRI BALANCED	AQR MANAGED FUTURES STRATEGY	SELECT LARGE-CAP VALUE
Changes from operations:
Net investment income (expense)	$9,520	$7,419	$3,857	$5,933	$175,392	$58,010	$8,970	$334,073	$—
Net realized gain (loss) on investments in portfolio shares	5,059	(5,115)	45,060	4,213	82,686	74,717	13,408	(118,356)	314,233
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(7,313)	51,574	44,777	81,828	(20,854)	(29,355)	15,106	(1,247,159)	126,154
Net increase (decrease) in net assets from operations	7,266	53,878	93,694	91,974	237,224	103,372	37,484	(1,031,442)	440,387
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	3,036	2,790	2,193	25,000	303,952	191,270	(1)	199,417	50,241
Contract redemptions	(15,938)	(88,938)	(54,509)	(28,115)	(774,891)	(297,203)	(2,734)	(206,848)	(136,523)
Net transfers	254,578	79,032	(137,085)	8,642	2,310,749	733,102	123,318	9,759,861	1,578,293
Net increase (decrease) in net assets from contract owners' transactions	241,676	(7,116)	(189,401)	5,527	1,839,810	627,169	120,583	9,752,430	1,492,011
Net increase (decrease) in net assets	248,942	46,762	(95,707)	97,501	2,077,034	730,541	158,067	8,720,988	1,932,398
Net assets, beginning of period	305,120	766,232	969,124	562,427	7,907,693	1,357,362	324,276	908,324	1,965,762
Net assets, end of period	$554,062	$812,994	$873,417	$659,928	$9,984,727	$2,087,903	$482,343	$9,629,312	$3,898,160

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2016

	COLUMBIA FUNDS VARIABLE SERIES TRUST (continued)			CREDIT SUISSE TRUST	DFA INVESTMENT DIMENSIONS
	SELECT SMALLER-CAP VALUE	SELIGMAN GLOBAL TECHNOLOGY	STRATEGIC INCOME (a)*	COMMODITY RETURN STRATEGY	VA GLOBAL BOND
Investment income:
Income dividends from investments in portfolio shares	$—	$—	$20,628	$—	$1,340,258
Expenses:
Mortality and expense risk fees	—	3	—	—	89,911
Net investment income (expense)	—	(3)	20,628	—	1,250,347
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(387,018)	(971,305)	(36,604)	(250,300)	(138,636)
Net realized short-term capital gain distributions from investments in portfolio shares	—	221,511	—	—	48,142
Net realized long-term capital gain distributions from investments in portfolio shares	—	1,749,655	10,950	—	377,279
Net realized gain (loss) on investments in portfolio shares	(387,018)	999,861	(25,654)	(250,300)	286,785
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	778,955	130,721	1,611	423,107	(557,619)
Net increase (decrease) in net assets from operations	$391,937	$1,130,579	$(3,415)	$172,807	$979,513

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2016

	COLUMBIA FUNDS VARIABLE SERIES TRUST (continued)			CREDIT SUISSE TRUST	DFA INVESTMENT DIMENSIONS
	SELECT SMALLER-CAP VALUE	SELIGMAN GLOBAL TECHNOLOGY	STRATEGIC INCOME (a)*	COMMODITY RETURN STRATEGY	VA GLOBAL BOND
Changes from operations:
Net investment income (expense)	$—	$(3)	$20,628	$—	$1,250,347
Net realized gain (loss) on investments in portfolio shares	(387,018)	999,861	(25,654)	(250,300)	286,785
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	778,955	130,721	1,611	423,107	(557,619)
Net increase (decrease) in net assets from operations	391,937	1,130,579	(3,415)	172,807	979,513
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	56,374	105,850	—	44,198	3,201,216
Contract redemptions	(147,550)	(1,179,923)	(2,735)	(70,798)	(4,314,009)
Net transfers	(11,563)	4,466,980	572,123	214,266	11,439,558
Net increase (decrease) in net assets from contract owners' transactions	(102,739)	3,392,907	569,388	187,666	10,326,765
Net increase (decrease) in net assets	289,198	4,523,486	565,973	360,473	11,306,278
Net assets, beginning of period	5,053,292	3,041,727	—	1,385,261	67,285,481
Net assets, end of period	$5,342,490	$7,565,213	$565,973	$1,745,734	$78,591,759

*  See Footnote 8 for details.

The accompanying notes are an integral part of these financial statements.

	DFA INVESTMENT DIMENSIONS (continued)						DELAWARE VIP TRUST	DREYFUS INVESTMENT PORTFOLIOS
	VA GLOBAL MODERATE ALLOCATION	VA INTERNATIONAL SMALL	VA INTERNATIONAL VALUE	VA SHORT- TERM FIXED	VA U.S. LARGE VALUE	VA U.S. TARGETED VALUE	SMALL CAP VALUE	SMALL CAP STOCK INDEX	DREYFUS SOCIALLY RESPONSIBLE GROWTH
Investment income:
Income dividends from investments in portfolio shares	$402,653	$792,598	$1,606,885	$242,207	$1,425,753	$494,170	$2,174	$126,134	$12,836
Expenses:
Mortality and expense risk fees	66,476	55,984	81,799	45,603	118,249	72,552	—	—	33
Net investment income (expense)	336,177	736,614	1,525,086	196,604	1,307,504	421,618	2,174	126,134	12,803
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(119,489)	92,691	(894,142)	(1,584)	310,987	497,983	91,183	(463,912)	(61,403)
Net realized short-term capital gain distributions from investments in portfolio shares	—	211,654	—	—	—	235,249	357	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	175,907	64,078	—	—	545,652	1,519,176	26,712	1,195,713	97,524
Net realized gain (loss) on investments in portfolio shares	56,418	368,423	(894,142)	(1,584)	856,639	2,252,408	118,252	731,801	36,121
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	1,315,949	899,516	3,890,099	22,504	9,855,178	8,435,126	669,322	3,174,147	45,048
Net increase (decrease) in net assets from operations	$1,708,544	$2,004,553	$4,521,043	$217,524	$12,019,321	$11,109,152	$789,748	$4,032,082	$93,972

	DFA INVESTMENT DIMENSIONS (continued)						DELAWARE VIP TRUST	DREYFUS INVESTMENT PORTFOLIOS
	VA GLOBAL MODERATE ALLOCATION	VA INTERNATIONAL SMALL	VA INTERNATIONAL VALUE	VA SHORT- TERM FIXED	VA U.S. LARGE VALUE	VA U.S. TARGETED VALUE	SMALL CAP VALUE	SMALL CAP STOCK INDEX	DREYFUS SOCIALLY RESPONSIBLE GROWTH
Changes from operations:
Net investment income (expense)	$336,177	$736,614	$1,525,086	$196,604	$1,307,504	$421,618	$2,174	$126,134	$12,803
Net realized gain (loss) on investments in portfolio shares	56,418	368,423	(894,142)	(1,584)	856,639	2,252,408	118,252	731,801	36,121
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	1,315,949	899,516	3,890,099	22,504	9,855,178	8,435,126	669,322	3,174,147	45,048
Net increase (decrease) in net assets from operations	1,708,544	2,004,553	4,521,043	217,524	12,019,321	11,109,152	789,748	4,032,082	93,972
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	4,657,713	759,709	1,158,185	316,929	2,469,633	1,275,359	35,604	361,287	—
Contract redemptions	(792,290)	(1,009,248)	(1,357,368)	(3,363,321)	(2,380,283)	(1,280,739)	(153,920)	(932,167)	(14,216)
Net transfers	5,106,002	2,728,178	7,795,960	3,001,271	8,970,417	7,010,340	7,072,098	8,376,276	(211,889)
Net increase (decrease) in net assets from contract owners' transactions	8,971,425	2,478,639	7,596,777	(45,121)	9,059,767	7,004,960	6,953,782	7,805,396	(226,105)
Net increase (decrease) in net assets	10,679,969	4,483,192	12,117,820	172,403	21,079,088	18,114,112	7,743,530	11,837,478	(132,133)
Net assets, beginning of period	14,248,695	30,246,328	41,117,036	34,901,950	58,490,736	34,412,491	188,206	13,293,561	989,863
Net assets, end of period	$24,928,664	$34,729,520	$53,234,856	$35,074,353	$79,569,824	$52,526,603	$7,931,736	$25,131,039	$857,730

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2016

		DREYFUS VARIABLE FUND	INVESTMENT VARIABLE TRUST		FEDERATED EATON VANCE SERIES	INSURANCE SERIES (continued)
	DREYFUS STOCK INDEX	INTERNATIONAL VALUE	FLOATING- RATE INCOME	LARGE-CAP VALUE	HIGH INCOME BOND II	KAUFMANN II	MANAGED VOLATILITY II
Investment income:
Income dividends from investments in portfolio shares	$687,767	$75,709	$1,486,966	$—	$786,353	$—	$512,887
Expenses:
Mortality and expense risk fees	25,258	410	—	—	53	—	—
Net investment income (expense)	662,509	75,299	1,486,966	—	786,300	—	512,887
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(63,889)	(81,863)	(703,953)	(133,405)	360,801	(317,498)	(1,763,070)
Net realized short-term capital gain distributions from investments in portfolio shares	15,719	—	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	1,191,098	—	—	—	—	100,567	—
Net realized gain (loss) on investments in portfolio shares	1,142,928	(81,863)	(703,953)	(133,405)	360,801	(216,931)	(1,763,070)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	1,941,640	(9,305)	2,854,364	221,313	378,859	77,178	1,646,213
Net increase (decrease) in net assets from operations	$3,747,077	$(15,869)	$3,637,377	$87,908	$1,525,960	$(139,753)	$396,030

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2016

		DREYFUS VARIABLE FUND	INVESTMENT VARIABLE TRUST		FEDERATED EATON VANCE SERIES	INSURANCE SERIES (continued)
	DREYFUS STOCK INDEX	INTERNATIONAL VALUE	FLOATING- RATE INCOME	LARGE-CAP VALUE	HIGH INCOME BOND II	KAUFMANN II	MANAGED VOLATILITY II
Changes from operations:
Net investment income (expense)	$662,509	$75,299	$1,486,966	$—	$786,300	$—	$512,887
Net realized gain (loss) on investments in portfolio shares	1,142,928	(81,863)	(703,953)	(133,405)	360,801	(216,931)	(1,763,070)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	1,941,640	(9,305)	2,854,364	221,313	378,859	77,178	1,646,213
Net increase (decrease) in net assets from operations	3,747,077	(15,869)	3,637,377	87,908	1,525,960	(139,753)	396,030
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	453,555	154,015	545,075	17,028	119,466	16,274	174,390
Contract redemptions	(1,959,519)	(336,478)	(1,386,673)	(38,183)	(692,429)	(76,741)	(618,152)
Net transfers	4,139,767	775,483	33,426,347	729,795	1,932,683	(976,694)	(7,972,017)
Net increase (decrease) in net assets from contract owners' transactions	2,633,803	593,020	32,584,749	708,640	1,359,720	(1,037,161)	(8,415,779)
Net increase (decrease) in net assets	6,380,880	577,151	36,222,126	796,548	2,885,680	(1,176,914)	(8,019,749)
Net assets, beginning of period	32,172,529	3,765,404	33,027,453	542,632	6,275,530	2,712,399	16,506,539
Net assets, end of period	$38,553,409	$4,342,555	$69,249,579	$1,339,180	$9,161,210	$1,535,485	$8,486,790

*  See Footnote 8 for details.

The accompanying notes are an integral part of these financial statements.

	FEDERATED INSURANCE FIDELITY VARIABLE INSURANCE PRODUCTS
	BALANCED	CONTRAFUND	DISCIPLINED SMALL CAP	DYNAMIC CAPITAL APPRECIATION	EQUITY- INCOME	FREEDOM INCOME (a)*	FUNDS MANAGER 20%
Investment income:
Income dividends from investments in portfolio shares	$102,817	$139,708	$10,563	$255	$52,885	$481	$201
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—	—
Net investment income (expense)	102,817	139,708	10,563	255	52,885	481	201
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(242,023)	(802,759)	(119,500)	14	(255,192)	716	(5)
Net realized short-term capital gain distributions from investments in portfolio shares	3,710	—	—	—	5,889	21	20
Net realized long-term capital gain distributions from investments in portfolio shares	176,268	1,889,851	84,571	1,408	110,506	—	204
Net realized gain (loss) on investments in portfolio shares	(62,045)	1,087,092	(34,929)	1,422	(138,797)	737	219
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	413,833	149,070	309,821	(729)	417,822	(323)	29
Net increase (decrease) in net assets from operations	$454,605	$1,375,870	$285,455	$948	$331,910	$895	$449

	FEDERATED INSURANCE FIDELITY VARIABLE INSURANCE PRODUCTS
	BALANCED	CONTRAFUND	DISCIPLINED SMALL CAP	DYNAMIC CAPITAL APPRECIATION	EQUITY- INCOME	FREEDOM INCOME (a)*	FUNDS MANAGER 20%
Changes from operations:
Net investment income (expense)	$102,817	$139,708	$10,563	$255	$52,885	$481	$201
Net realized gain (loss) on investments in portfolio shares	(62,045)	1,087,092	(34,929)	1,422	(138,797)	737	219
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	413,833	149,070	309,821	(729)	417,822	(323)	29
Net increase (decrease) in net assets from operations	454,605	1,375,870	285,455	948	331,910	895	449
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	83,407	1,642,265	33,934	1	19,175	1	—
Contract redemptions	(724,861)	(1,151,469)	(36,848)	(122)	(492,040)	(711)	(254)
Net transfers	767,036	(3,736,374)	1,193,096	—	651,185	38,724	—
Net increase (decrease) in net assets from contract owners' transactions	125,582	(3,245,578)	1,190,182	(121)	178,320	38,014	(254)
Net increase (decrease) in net assets	580,187	(1,869,708)	1,475,637	827	510,230	38,909	195
Net assets, beginning of period	8,224,652	25,276,684	1,069,476	35,878	2,158,673	—	16,874
Net assets, end of period	$8,804,839	$23,406,976	$2,545,113	$36,705	$2,668,903	$38,909	$17,069

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2016

	FIDELITY VARIABLE INSURANCE PRODUCTS (continued)
	FUNDS MANAGER 50%	FUNDS MANAGER 60%	FUNDS MANAGER 70%	GROWTH	GROWTH & INCOME
Investment income:
Income dividends from investments in portfolio shares	$6,088	$8,525	$11	$—	$44,214
Expenses:
Mortality and expense risk fees	—	—	—	—	—
Net investment income (expense)	6,088	8,525	11	—	44,214
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	1,328	(1,116)	—	(433,378)	(115,115)
Net realized short-term capital gain distributions from investments in portfolio shares	1,181	2,129	3	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	6,692	23,458	42	459,832	144,002
Net realized gain (loss) on investments in portfolio shares	9,201	24,471	45	26,454	28,887
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	6,916	1,306	(3)	(144,486)	198,272
Net increase (decrease) in net assets from operations	$22,205	$34,302	$53	$(118,032)	$271,373

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2016

	FIDELITY VARIABLE INSURANCE PRODUCTS (continued)
	FUNDS MANAGER 50%	FUNDS MANAGER 60%	FUNDS MANAGER 70%	GROWTH	GROWTH & INCOME
Changes from operations:
Net investment income (expense)	$6,088	$8,525	$11	$—	$44,214
Net realized gain (loss) on investments in portfolio shares	9,201	24,471	45	26,454	28,887
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	6,916	1,306	(3)	(144,486)	198,272
Net increase (decrease) in net assets from operations	22,205	34,302	53	(118,032)	271,373
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	1	1	—	23,072	21,777
Contract redemptions	(1,091)	(20,156)	—	(272,332)	(252,758)
Net transfers	(42,410)	—	—	(1,049,098)	817,335
Net increase (decrease) in net assets from contract owners' transactions	(43,500)	(20,155)	—	(1,298,358)	586,354
Net increase (decrease) in net assets	(21,295)	14,147	53	(1,416,390)	857,727
Net assets, beginning of period	573,282	753,161	1,112	5,680,727	2,163,352
Net assets, end of period	$551,987	$767,308	$1,165	$4,264,337	$3,021,079

The accompanying notes are an integral part of these financial statements.

	FIDELITY VARIABLE INSURANCE PRODUCTS (continued)
	GROWTH OPPORTUNITIES	HIGH INCOME	INTERNATIONAL CAPITAL APPRECIATION	INVESTMENT GRADE BOND	MID CAP	OVERSEAS	REAL ESTATE	STRATEGIC INCOME	TARGET VOLATILITY
Investment income:
Income dividends from investments in portfolio shares	$639	$435,620	$43,080	$348,039	$13,990	$93,356	$135,499	$770,914	$5,694
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—	—	—	—
Net investment income (expense)	639	435,620	43,080	348,039	13,990	93,356	135,499	770,914	5,694
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(222,570)	1,557,168	(88,253)	90,717	(205,562)	(329,788)	215,297	(524,163)	(4,686)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	6,544	—	12,989	56,322	—	1,467
Net realized long-term capital gain distributions from investments in portfolio shares	20,595	—	—	—	265,072	—	46,816	—	1,831
Net realized gain (loss) on investments in portfolio shares	(201,975)	1,557,168	(88,253)	97,261	59,510	(316,799)	318,435	(524,163)	(1,388)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	167,733	123,981	(163,861)	224,840	399,158	(58,011)	(304,164)	1,309,018	18,769
Net increase (decrease) in net assets from operations	$(33,603)	$2,116,769	$(209,034)	$670,140	$472,658	$(281,454)	$149,770	$1,555,769	$23,075

	FIDELITY VARIABLE INSURANCE PRODUCTS (continued)
	GROWTH OPPORTUNITIES	HIGH INCOME	INTERNATIONAL CAPITAL APPRECIATION	INVESTMENT GRADE BOND	MID CAP	OVERSEAS	REAL ESTATE	STRATEGIC INCOME	TARGET VOLATILITY
Changes from operations:
Net investment income (expense)	$639	$435,620	$43,080	$348,039	$13,990	$93,356	$135,499	$770,914	$5,694
Net realized gain (loss) on investments in portfolio shares	(201,975)	1,557,168	(88,253)	97,261	59,510	(316,799)	318,435	(524,163)	(1,388)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	167,733	123,981	(163,861)	224,840	399,158	(58,011)	(304,164)	1,309,018	18,769
Net increase (decrease) in net assets from operations	(33,603)	2,116,769	(209,034)	670,140	472,658	(281,454)	149,770	1,555,769	23,075
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	25,565	371,387	1,872,715	184,846	147,351	1,676,125	203,196	2,065,882	47
Contract redemptions	(83,242)	(426,031)	(181,961)	(970,577)	(171,292)	(156,944)	(792,477)	(832,248)	(23,317)
Net transfers	(93,858)	3,184,778	1,170,319	3,283,979	(42,412)	(273,902)	1,728,330	2,089,912	(38,184)
Net increase (decrease) in net assets from contract owners' transactions	(151,535)	3,130,134	2,861,073	2,498,248	(66,353)	1,245,279	1,139,049	3,323,546	(61,454)
Net increase (decrease) in net assets	(185,138)	5,246,903	2,652,039	3,168,388	406,305	963,825	1,288,819	4,879,315	(38,379)
Net assets, beginning of period	1,470,295	3,318,516	2,977,742	13,363,852	4,304,183	6,345,219	9,378,603	18,847,804	528,259
Net assets, end of period	$1,285,157	$8,565,419	$5,629,781	$16,532,240	$4,710,488	$7,309,044	$10,667,422	$23,727,119	$489,880

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2016

	FIDELITY VARIABLE INSURANCE PRODUCTS (continued)		FIRST EAGLE VARIABLE FUNDS	FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
	VALUE	VALUE STRATEGIES	OVERSEAS	GLOBAL REAL ESTATE	HIGH INCOME
Investment income:
Income dividends from investments in portfolio shares	$29,220	$478	$180,239	$50,435	$471,533
Expenses:
Mortality and expense risk fees	—	—	—	—	—
Net investment income (expense)	29,220	478	180,239	50,435	471,533
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(326,156)	1,742	(1,043,714)	102,616	41,039
Net realized short-term capital gain distributions from investments in portfolio shares	7,482	—	17,050	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	9,839	—	606,479	—	—
Net realized gain (loss) on investments in portfolio shares	(308,835)	1,742	(420,185)	102,616	41,039
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	663,110	239	1,501,115	(153,460)	541,431
Net increase (decrease) in net assets from operations	$383,495	$2,459	$1,261,169	$(409)	$1,054,003

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2016

	FIDELITY VARIABLE INSURANCE PRODUCTS (continued)		FIRST EAGLE VARIABLE FUNDS	FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
	VALUE	VALUE STRATEGIES	OVERSEAS	GLOBAL REAL ESTATE	HIGH INCOME
Changes from operations:
Net investment income (expense)	$29,220	$478	$180,239	$50,435	$471,533
Net realized gain (loss) on investments in portfolio shares	(308,835)	1,742	(420,185)	102,616	41,039
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	663,110	239	1,501,115	(153,460)	541,431
Net increase (decrease) in net assets from operations	383,495	2,459	1,261,169	(409)	1,054,003
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	82,107	45	527,248	151,681	789,911
Contract redemptions	(159,334)	(25,508)	(1,285,080)	(182,394)	(342,570)
Net transfers	27,872	(19,328)	7,710,945	(1,013,981)	6,026,349
Net increase (decrease) in net assets from contract owners' transactions	(49,355)	(44,791)	6,953,113	(1,044,694)	6,473,690
Net increase (decrease) in net assets	334,140	(42,332)	8,214,282	(1,045,103)	7,527,693
Net assets, beginning of period	3,105,361	97,337	24,584,650	4,729,618	4,411,573
Net assets, end of period	$3,439,501	$55,005	$32,798,932	$3,684,515	$11,939,266

The accompanying notes are an integral part of these financial statements.

	FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (continued)						GOLDMAN SACHS VARIABLE INSURANCE TRUST
	INCOME	MUTUAL SHARES	RISING DIVIDENDS	STRATEGIC INCOME	TEMPLETON GLOBAL BOND	U.S. GOVERNMENT SECURITIES	GLOBAL MARKETS NAVIGATOR- SERVICE	MULTI- STRATEGY ALTERNATIVES	STRATEGIC INCOME
Investment income:
Income dividends from investments in portfolio shares	$670,128	$75,222	$18,724	$502,130	$—	$258,234	$386	$9,572	$27,572
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—	—	—	—
Net investment income (expense)	670,128	75,222	18,724	502,130	—	258,234	386	9,572	27,572
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(1,253,718)	(85,907)	(14,446)	(737,978)	(2,647,772)	(102,446)	(4,359)	(54,565)	(2,387)
Net realized short-term capital gain distributions from investments in portfolio shares	—	10,487	30	—	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	299,391	161,010	—	34,811	—	—	—	—
Net realized gain (loss) on investments in portfolio shares	(1,253,718)	223,971	146,594	(737,978)	(2,612,961)	(102,446)	(4,359)	(54,565)	(2,387)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	2,241,259	317,286	28,159	1,329,835	3,454,255	(74,852)	8,853	46,033	1,243
Net increase (decrease) in net assets from operations	$1,657,669	$616,479	$193,477	$1,093,987	$841,294	$80,936	$4,880	$1,040	$26,428

	FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (continued)						GOLDMAN SACHS VARIABLE INSURANCE TRUST
	INCOME	MUTUAL SHARES	RISING DIVIDENDS	STRATEGIC INCOME	TEMPLETON GLOBAL BOND	U.S. GOVERNMENT SECURITIES	GLOBAL MARKETS NAVIGATOR- SERVICE	MULTI- STRATEGY ALTERNATIVES	STRATEGIC INCOME
Changes from operations:
Net investment income (expense)	$670,128	$75,222	$18,724	$502,130	$—	$258,234	$386	$9,572	$27,572
Net realized gain (loss) on investments in portfolio shares	(1,253,718)	223,971	146,594	(737,978)	(2,612,961)	(102,446)	(4,359)	(54,565)	(2,387)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	2,241,259	317,286	28,159	1,329,835	3,454,255	(74,852)	8,853	46,033	1,243
Net increase (decrease) in net assets from operations	1,657,669	616,479	193,477	1,093,987	841,294	80,936	4,880	1,040	26,428
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	190,860	242,893	138,374	370,793	959,836	52,951	—	13,392	7,382
Contract redemptions	(1,682,162)	(69,405)	(149,424)	(721,364)	(1,977,181)	(1,901,624)	(101)	(266,921)	(100,019)
Net transfers	648,685	423,941	3,890,569	(233,191)	(7,219,286)	(2,291,603)	(29,483)	264,846	1,708,155
Net increase (decrease) in net assets from contract owners' transactions	(842,617)	597,429	3,879,519	(583,762)	(8,236,631)	(4,140,276)	(29,584)	11,317	1,615,518
Net increase (decrease) in net assets	815,052	1,213,908	4,072,996	510,225	(7,395,337)	(4,059,340)	(24,704)	12,357	1,641,946
Net assets, beginning of period	14,018,027	3,534,229	36,927	14,273,511	44,347,059	8,969,393	162,224	1,314,531	99,219
Net assets, end of period	$14,833,079	$4,748,137	$4,109,923	$14,783,736	$36,951,722	$4,910,053	$137,520	$1,326,888	$1,741,165

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2016

	GUGGENHEIM VARIABLE INSURANCE FUNDS
	CLS ADVISORONE GLOBAL DIVERSIFIED EQUITY	CLS ADVISORONE GLOBAL GROWTH	CLS ADVISORONE GROWTH AND INCOME	GLOBAL MANAGED FUTURES STRATEGY	LONG SHORT EQUITY
Investment income:
Income dividends from investments in portfolio shares	$5,724	$2	$4,785	$117,405	$—
Expenses:
Mortality and expense risk fees	—	—	—	—	—
Net investment income (expense)	5,724	2	4,785	117,405	—
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(115,717)	—	(42,511)	(422,093)	(41,710)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	7,905	—	37,882	—	—
Net realized gain (loss) on investments in portfolio shares	(107,812)	—	(4,629)	(422,093)	(41,710)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	144,020	27	60,628	(202,817)	35,163
Net increase (decrease) in net assets from operations	$41,932	$29	$60,784	$(507,505)	$(6,547)

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2016

	GUGGENHEIM VARIABLE INSURANCE FUNDS
	CLS ADVISORONE GLOBAL DIVERSIFIED EQUITY	CLS ADVISORONE GLOBAL GROWTH	CLS ADVISORONE GROWTH AND INCOME	GLOBAL MANAGED FUTURES STRATEGY	LONG SHORT EQUITY
Changes from operations:
Net investment income (expense)	$5,724	$2	$4,785	$117,405	$—
Net realized gain (loss) on investments in portfolio shares	(107,812)	—	(4,629)	(422,093)	(41,710)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	144,020	27	60,628	(202,817)	35,163
Net increase (decrease) in net assets from operations	41,932	29	60,784	(507,505)	(6,547)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	—	—	30,000	28,079	6,370
Contract redemptions	(213,776)	1	(194,265)	(226,809)	(60,793)
Net transfers	(194,525)	—	(447,495)	(463,705)	(611,816)
Net increase (decrease) in net assets from contract owners' transactions	(408,301)	1	(611,760)	(662,435)	(666,239)
Net increase (decrease) in net assets	(366,369)	30	(550,976)	(1,169,940)	(672,786)
Net assets, beginning of period	918,349	424	781,482	3,634,465	2,525,862
Net assets, end of period	$551,980	$454	$230,506	$2,464,525	$1,853,076

The accompanying notes are an integral part of these financial statements.

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	MULTI- HEDGE STRATEGIES	RYDEX BANKING	RYDEX BASIC MATERIALS	RYDEX BIOTECHNOLOGY	RYDEX COMMODITIES STRATEGY	RYDEX CONSUMER PRODUCTS	RYDEX DOW 2X STRATEGY	RYDEX ELECTRONICS	RYDEX ENERGY
Investment income:
Income dividends from investments in portfolio shares	$5,495	$4,030	$—	$—	$—	$93,828	$—	$—	$23,227
Expenses:
Mortality and expense risk fees	—	—	76	772	—	156	142	5	4
Net investment income (expense)	5,495	4,030	(76)	(772)	—	93,672	(142)	(5)	23,223
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	113,322	33,815	468,403	(1,248,606)	(87,955)	138,577	118,763	223,655	488,720
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—	325,183	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	59,446	—	—	329,108	—	—	—
Net realized gain (loss) on investments in portfolio shares	113,322	33,815	527,849	(1,248,606)	(87,955)	792,868	118,763	223,655	488,720
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(163,579)	530,744	(14,411)	(33,840)	47,855	(120,314)	370,262	70,848	(25,930)
Net increase (decrease) in net assets from operations	$(44,762)	$568,589	$513,362	$(1,283,218)	$(40,100)	$766,226	$488,883	$294,498	$486,013

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	MULTI- HEDGE STRATEGIES	RYDEX BANKING	RYDEX BASIC MATERIALS	RYDEX BIOTECHNOLOGY	RYDEX COMMODITIES STRATEGY	RYDEX CONSUMER PRODUCTS	RYDEX DOW 2X STRATEGY	RYDEX ELECTRONICS	RYDEX ENERGY
Changes from operations:
Net investment income (expense)	$5,495	$4,030	$(76)	$(772)	$—	$93,672	$(142)	$(5)	$23,223
Net realized gain (loss) on investments in portfolio shares	113,322	33,815	527,849	(1,248,606)	(87,955)	792,868	118,763	223,655	488,720
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(163,579)	530,744	(14,411)	(33,840)	47,855	(120,314)	370,262	70,848	(25,930)
Net increase (decrease) in net assets from operations	(44,762)	568,589	513,362	(1,283,218)	(40,100)	766,226	488,883	294,498	486,013
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	107,071	4,485	81,139	169,685	64,832	711,402	165,038	9,083	29,137
Contract redemptions	(407,565)	(626,498)	(304,992)	(451,547)	(60,652)	(1,568,926)	(314,569)	(319,551)	(195,593)
Net transfers	(663,993)	5,745,156	2,487,742	(2,013,263)	346,962	(4,746,605)	1,339,137	1,348,858	2,382,299
Net increase (decrease) in net assets from contract owners' transactions	(964,487)	5,123,143	2,263,889	(2,295,125)	351,142	(5,604,129)	1,189,606	1,038,390	2,215,843
Net increase (decrease) in net assets	(1,009,249)	5,691,732	2,777,251	(3,578,343)	311,042	(4,837,903)	1,678,489	1,332,888	2,701,856
Net assets, beginning of period	5,930,101	1,479,875	507,937	6,251,885	450,267	8,660,769	2,108,597	176,606	705,504
Net assets, end of period	$4,920,852	$7,171,607	$3,285,188	$2,673,542	$761,309	$3,822,866	$3,787,086	$1,509,494	$3,407,360

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2016

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX ENERGY SERVICES	RYDEX EUROPE 1.25X STRATEGY	RYDEX FINANCIAL SERVICES	RYDEX GOVERNMENT LONG BOND 1.2X STRATEGY	RYDEX HEALTH CARE
Investment income:
Income dividends from investments in portfolio shares	$11,031	$3,969	$8,947	$60,169	$—
Expenses:
Mortality and expense risk fees	—	—	—	72	255
Net investment income (expense)	11,031	3,969	8,947	60,097	(255)
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(94,526)	(91,471)	(252,236)	41,151	(795,178)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	—	—	97,530
Net realized gain (loss) on investments in portfolio shares	(94,526)	(91,471)	(252,236)	41,151	(697,648)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(4,068)	16,455	329,906	117,476	(6,915)
Net increase (decrease) in net assets from operations	$(87,563)	$(71,047)	$86,617	$218,724	$(704,818)

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2016

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX ENERGY SERVICES	RYDEX EUROPE 1.25X STRATEGY	RYDEX FINANCIAL SERVICES	RYDEX GOVERNMENT LONG BOND 1.2X STRATEGY	RYDEX HEALTH CARE
Changes from operations:
Net investment income (expense)	$11,031	$3,969	$8,947	$60,097	$(255)
Net realized gain (loss) on investments in portfolio shares	(94,526)	(91,471)	(252,236)	41,151	(697,648)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(4,068)	16,455	329,906	117,476	(6,915)
Net increase (decrease) in net assets from operations	(87,563)	(71,047)	86,617	218,724	(704,818)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	(23)	217	3,470	1,705,551	8,512
Contract redemptions	(49,821)	(42,042)	(399,609)	(773,469)	(428,806)
Net transfers	561,025	(18,443)	668,910	1,221,594	(3,528,818)
Net increase (decrease) in net assets from contract owners' transactions	511,181	(60,268)	272,771	2,153,676	(3,949,112)
Net increase (decrease) in net assets	423,618	(131,315)	359,388	2,372,400	(4,653,930)
Net assets, beginning of period	422,494	462,249	3,670,184	2,441,126	5,974,639
Net assets, end of period	$846,112	$330,934	$4,029,572	$4,813,526	$1,320,709

The accompanying notes are an integral part of these financial statements.

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX HIGH YIELD STRATEGY	RYDEX INTERNET	RYDEX INVERSE DOW 2X STRATEGY	RYDEX INVERSE GOVERNMENT LONG BOND STRATEGY	RYDEX INVERSE MID-CAP STRATEGY	RYDEX INVERSE NASDAQ-100® STRATEGY	RYDEX INVERSE RUSSELL 2000® STRATEGY	RYDEX INVERSE S&P 500 STRATEGY	RYDEX JAPAN 2X STRATEGY
Investment income:
Income dividends from investments in portfolio shares	$36,221	$—	$—	$—	$—	$—	$—	$—	$—
Expenses:
Mortality and expense risk fees	—	14	—	—	—	—	—	—	8
Net investment income (expense)	36,221	(14)	—	—	—	—	—	—	(8)
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(47,377)	(460,567)	(477,393)	58,386	(32,040)	(174,799)	(258,689)	(169,004)	(3,367)
Net realized short-term capital gain distributions from investments in portfolio shares	—	2,584	—	—	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	186,243	—	—	—	—	—	—	—
Net realized gain (loss) on investments in portfolio shares	(47,377)	(271,740)	(477,393)	58,386	(32,040)	(174,799)	(258,689)	(169,004)	(3,367)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	1,572	(137,470)	(10,763)	(22,933)	(54)	5,734	(6,180)	(5,393)	4,526
Net increase (decrease) in net assets from operations	$(9,584)	$(409,224)	$(488,156)	$35,453	$(32,094)	$(169,065)	$(264,869)	$(174,397)	$1,151

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX HIGH YIELD STRATEGY	RYDEX INTERNET	RYDEX INVERSE DOW 2X STRATEGY	RYDEX INVERSE GOVERNMENT LONG BOND STRATEGY	RYDEX INVERSE MID-CAP STRATEGY	RYDEX INVERSE NASDAQ-100® STRATEGY	RYDEX INVERSE RUSSELL 2000® STRATEGY	RYDEX INVERSE S&P 500 STRATEGY	RYDEX JAPAN 2X STRATEGY
Changes from operations:
Net investment income (expense)	$36,221	$(14)	$—	$—	$—	$—	$—	$—	$(8)
Net realized gain (loss) on investments in portfolio shares	(47,377)	(271,740)	(477,393)	58,386	(32,040)	(174,799)	(258,689)	(169,004)	(3,367)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	1,572	(137,470)	(10,763)	(22,933)	(54)	5,734	(6,180)	(5,393)	4,526
Net increase (decrease) in net assets from operations	(9,584)	(409,224)	(488,156)	35,453	(32,094)	(169,065)	(264,869)	(174,397)	1,151
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	2,945	253	1,401	410	95	(1)	313	100,011	—
Contract redemptions	(798,794)	(404,605)	(56,656)	(496,557)	(2,771)	(35,816)	(215,386)	(536,577)	(816)
Net transfers	1,617,144	(707,431)	17,545	447,245	35,577	575,429	(2,307,196)	(350,192)	(11,221)
Net increase (decrease) in net assets from contract owners' transactions	821,295	(1,111,783)	(37,710)	(48,902)	32,901	539,612	(2,522,269)	(786,758)	(12,037)
Net increase (decrease) in net assets	811,711	(1,521,007)	(525,866)	(13,449)	807	370,547	(2,787,138)	(961,155)	(10,886)
Net assets, beginning of period	65,490	3,822,866	732,903	883,414	25,735	236,131	3,097,039	1,357,894	215,644
Net assets, end of period	$877,201	$2,301,859	$207,037	$869,965	$26,542	$606,678	$309,901	$396,739	$204,758

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2016

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX LEISURE	RYDEX MID CAP 1.5X STRATEGY	RYDEX NASDAQ-100®	RYDEX NASDAQ-100® 2X STRATEGY	RYDEX NOVA
Investment income:
Income dividends from investments in portfolio shares	$7,058	$—	$—	$—	$—
Expenses:
Mortality and expense risk fees	—	16	112	1,243	4
Net investment income (expense)	7,058	(16)	(112)	(1,243)	(4)
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(186,541)	1,819,590	(2,371,368)	(1,728,256)	843,074
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	355,640	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	21,118	35,858	678,554	702,969	—
Net realized gain (loss) on investments in portfolio shares	(165,423)	1,855,448	(1,337,174)	(1,025,287)	843,074
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	144,095	(13,023)	201,608	(36,400)	11,599
Net increase (decrease) in net assets from operations	$(14,270)	$1,842,409	$(1,135,678)	$(1,062,930)	$854,669

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2016

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX LEISURE	RYDEX MID CAP 1.5X STRATEGY	RYDEX NASDAQ-100®	RYDEX NASDAQ-100® 2X STRATEGY	RYDEX NOVA
Changes from operations:
Net investment income (expense)	$7,058	$(16)	$(112)	$(1,243)	$(4)
Net realized gain (loss) on investments in portfolio shares	(165,423)	1,855,448	(1,337,174)	(1,025,287)	843,074
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	144,095	(13,023)	201,608	(36,400)	11,599
Net increase (decrease) in net assets from operations	(14,270)	1,842,409	(1,135,678)	(1,062,930)	854,669
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	2,836	12,754	162,911	78,869	121,414
Contract redemptions	(399,575)	(151,374)	(2,319,680)	(533,987)	(935,483)
Net transfers	188,797	(660,165)	(7,618,612)	7,246,441	3,590,193
Net increase (decrease) in net assets from contract owners' transactions	(207,942)	(798,785)	(9,775,381)	6,791,323	2,776,124
Net increase (decrease) in net assets	(222,212)	1,043,624	(10,911,059)	5,728,393	3,630,793
Net assets, beginning of period	4,098,083	59,378	17,459,218	14,198,230	7,191,554
Net assets, end of period	$3,875,871	$1,103,002	$6,548,159	$19,926,623	$10,822,347

The accompanying notes are an integral part of these financial statements.

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX PRECIOUS METALS	RYDEX REAL ESTATE	RYDEX RETAILING	RYDEX RUSSELL 2000® 1.5X STRATEGY	RYDEX RUSSELL 2000® 2X STRATEGY	RYDEX S&P 500 2X STRATEGY	RYDEX S&P 500 PURE GROWTH	RYDEX S&P 500 PURE VALUE	RYDEX S&P MIDCAP 400 PURE GROWTH
Investment income:
Income dividends from investments in portfolio shares	$—	$43,739	$—	$—	$—	$—	$—	$31,041	$—
Expenses:
Mortality and expense risk fees	514	32	—	4	—	133	11	8	38
Net investment income (expense)	(514)	43,707	—	(4)	—	(133)	(11)	31,033	(38)
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	1,033,229	340,637	(392,158)	(98,917)	894,078	707,432	(352,684)	57,475	(428,455)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	126,496	—	—	5,112	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	—	—	—	220,685	259,609	78,570	—
Net realized gain (loss) on investments in portfolio shares	1,033,229	340,637	(265,662)	(98,917)	894,078	933,229	(93,075)	136,045	(428,455)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	59,727	41,761	57,119	(31,329)	22,065	(42,761)	118,504	311,883	162,911
Net increase (decrease) in net assets from operations	$1,092,442	$426,105	$(208,543)	$(130,250)	$916,143	$890,335	$25,418	$478,961	$(265,582)

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX PRECIOUS METALS	RYDEX REAL ESTATE	RYDEX RETAILING	RYDEX RUSSELL 2000® 1.5X STRATEGY	RYDEX RUSSELL 2000® 2X STRATEGY	RYDEX S&P 500 2X STRATEGY	RYDEX S&P 500 PURE GROWTH	RYDEX S&P 500 PURE VALUE	RYDEX S&P MIDCAP 400 PURE GROWTH
Changes from operations:
Net investment income (expense)	$(514)	$43,707	$—	$(4)	$—	$(133)	$(11)	$31,033	$(38)
Net realized gain (loss) on investments in portfolio shares	1,033,229	340,637	(265,662)	(98,917)	894,078	933,229	(93,075)	136,045	(428,455)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	59,727	41,761	57,119	(31,329)	22,065	(42,761)	118,504	311,883	162,911
Net increase (decrease) in net assets from operations	1,092,442	426,105	(208,543)	(130,250)	916,143	890,335	25,418	478,961	(265,582)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	260,515	24,991	26,284	1,339	7,731	22,351	26,167	46,481	3,794
Contract redemptions	(338,382)	(308,121)	(94,475)	(152,940)	(220,825)	(406,069)	(508,871)	(474,172)	(160,950)
Net transfers	623,595	(289,691)	(1,396,979)	624,131	1,266,404	(5,113,636)	(1,808,897)	108,773	(2,197,682)
Net increase (decrease) in net assets from contract owners' transactions	545,728	(572,821)	(1,465,170)	472,530	1,053,310	(5,497,354)	(2,291,601)	(318,918)	(2,354,838)
Net increase (decrease) in net assets	1,638,170	(146,716)	(1,673,713)	342,280	1,969,453	(4,607,019)	(2,266,183)	160,043	(2,620,420)
Net assets, beginning of period	1,503,449	1,631,540	3,403,246	528,310	633,944	7,828,473	5,959,881	3,587,066	4,241,595
Net assets, end of period	$3,141,619	$1,484,824	$1,729,533	$870,590	$2,603,397	$3,221,454	$3,693,698	$3,747,109	$1,621,175

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2016

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX S&P MIDCAP 400 PURE VALUE	RYDEX S&P SMALLCAP 600 PURE GROWTH	RYDEX S&P SMALLCAP 600 PURE VALUE	RYDEX STRENGTHENING DOLLAR 2X STRATEGY	RYDEX TECHNOLOGY
Investment income:
Income dividends from investments in portfolio shares	$9,643	$—	$—	$—	$—
Expenses:
Mortality and expense risk fees	15	27	14	—	—
Net investment income (expense)	9,628	(27)	(14)	—	—
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	473,113	187,802	562,909	(135,655)	(98,262)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	4,410	10,973
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	—	42,050	159,252
Net realized gain (loss) on investments in portfolio shares	473,113	187,802	562,909	(89,195)	71,963
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	101,115	228,914	104,530	136,159	109,954
Net increase (decrease) in net assets from operations	$583,856	$416,689	$667,425	$46,964	$181,917

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2016

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX S&P MIDCAP 400 PURE VALUE	RYDEX S&P SMALLCAP 600 PURE GROWTH	RYDEX S&P SMALLCAP 600 PURE VALUE	RYDEX STRENGTHENING DOLLAR 2X STRATEGY	RYDEX TECHNOLOGY
Changes from operations:
Net investment income (expense)	$9,628	$(27)	$(14)	$—	$—
Net realized gain (loss) on investments in portfolio shares	473,113	187,802	562,909	(89,195)	71,963
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	101,115	228,914	104,530	136,159	109,954
Net increase (decrease) in net assets from operations	583,856	416,689	667,425	46,964	181,917
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	52,975	71,608	21,734	5,058	39,111
Contract redemptions	(187,927)	(171,486)	(198,428)	(154,333)	(640,272)
Net transfers	1,509,969	2,117,572	2,187,074	1,885,338	1,018,742
Net increase (decrease) in net assets from contract owners' transactions	1,375,017	2,017,694	2,010,380	1,736,063	417,581
Net increase (decrease) in net assets	1,958,873	2,434,383	2,677,805	1,783,027	599,498
Net assets, beginning of period	1,401,897	2,260,642	1,653,073	855,036	4,006,619
Net assets, end of period	$3,360,770	$4,695,025	$4,330,878	$2,638,063	$4,606,117

*  See Footnote 8 for details.

The accompanying notes are an integral part of these financial statements.

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX TELE- COMMUNICATIONS	RYDEX TRANSPORTATION	RYDEX U.S. GOVERNMENT MONEY MARKET	RYDEX UTILITIES	RYDEX WEAKENING DOLLAR 2X STRATEGY	VT FLOATING RATE STRATEGIES	VT HIGH YIELD	VT LARGE CAP VALUE	VT MACRO OPPOR- TUNITIES (d)*
Investment income:
Income dividends from investments in portfolio shares	$10,812	$—	$1	$101,389	$—	$840,571	$672,525	$487	$39,938
Expenses:
Mortality and expense risk fees	—	—	8	242	—	—	—	—	—
Net investment income (expense)	10,812	—	(7)	101,147	—	840,571	672,525	487	39,938
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	308,026	(179,102)	—	790,197	(86,407)	(253,059)	543,307	28	(73,904)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	127	—	—	15,407	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	187,321	—	108,450	—	28,422	—	387	—
Net realized gain (loss) on investments in portfolio shares	308,026	8,219	127	898,647	(86,407)	(209,230)	543,307	415	(73,904)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	379	313,856	1	150,040	(1,864)	587,896	437,118	4,668	89,855
Net increase (decrease) in net assets from operations	$319,217	$322,075	$121	$1,149,834	$(88,271)	$1,219,237	$1,652,950	$5,570	$55,889

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX TELE- COMMUNICATIONS	RYDEX TRANSPORTATION	RYDEX U.S. GOVERNMENT MONEY MARKET	RYDEX UTILITIES	RYDEX WEAKENING DOLLAR 2X STRATEGY	VT FLOATING RATE STRATEGIES	VT HIGH YIELD	VT LARGE CAP VALUE	VT MACRO OPPOR- TUNITIES (d)*
Changes from operations:
Net investment income (expense)	$10,812	$—	$(7)	$101,147	$—	$840,571	$672,525	$487	$39,938
Net realized gain (loss) on investments in portfolio shares	308,026	8,219	127	898,647	(86,407)	(209,230)	543,307	415	(73,904)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	379	313,856	1	150,040	(1,864)	587,896	437,118	4,668	89,855
Net increase (decrease) in net assets from operations	319,217	322,075	121	1,149,834	(88,271)	1,219,237	1,652,950	5,570	55,889
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	18,382	15,515	(4)	245,586	1,338	271,677	50,502	—	7,419
Contract redemptions	(710,659)	(304,049)	(201,817)	(1,163,829)	(61,830)	(1,349,141)	(481,894)	(758)	(38,404)
Net transfers	2,625,722	2,621,724	(34,948)	(395,656)	(62,456)	6,922,342	20,666,042	—	(2,544,839)
Net increase (decrease) in net assets from contract owners' transactions	1,933,445	2,333,190	(236,769)	(1,313,899)	(122,948)	5,844,878	20,234,650	(758)	(2,575,824)
Net increase (decrease) in net assets	2,252,662	2,655,265	(236,648)	(164,065)	(211,219)	7,064,115	21,887,600	4,812	(2,519,935)
Net assets, beginning of period	364,532	1,287,648	2,768,576	4,328,169	332,263	15,716,379	665,903	26,390	2,519,935
Net assets, end of period	$2,617,194	$3,942,913	$2,531,928	$4,164,104	$121,044	$22,780,494	$22,553,503	$31,202	$—

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2016

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)					GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	VT SMALL CAP VALUE	VT STYLEPLUS LARGE CORE	VT STYLEPLUS LARGE GROWTH	VT STYLEPLUS MID GROWTH	VT STYLEPLUS SMALL GROWTH	VT U.S. TOTAL RETURN BOND	VT WORLD EQUITY INCOME
Investment income:
Income dividends from investments in portfolio shares	$1,030	$47	$4,754	$6,654	$4	$1,368,502	$6,940
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—	—
Net investment income (expense)	1,030	47	4,754	6,654	4	1,368,502	6,940
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(88,144)	10	127,180	(46,878)	79	147,908	(2,185)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	20,482	—	48	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	72,238	56	12,485	5,601	10	—	—
Net realized gain (loss) on investments in portfolio shares	(15,906)	66	160,147	(41,277)	137	147,908	(2,185)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	204,788	575	(73,204)	108,444	(300)	425,652	17,865
Net increase (decrease) in net assets from operations	$189,912	$688	$91,697	$73,821	$(159)	$1,942,062	$22,620

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2016

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)					GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	VT SMALL CAP VALUE	VT STYLEPLUS LARGE CORE	VT STYLEPLUS LARGE GROWTH	VT STYLEPLUS MID GROWTH	VT STYLEPLUS SMALL GROWTH	VT U.S. TOTAL RETURN BOND	VT WORLD EQUITY INCOME
Changes from operations:
Net investment income (expense)	$1,030	$47	$4,754	$6,654	$4	$1,368,502	$6,940
Net realized gain (loss) on investments in portfolio shares	(15,906)	66	160,147	(41,277)	137	147,908	(2,185)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	204,788	575	(73,204)	108,444	(300)	425,652	17,865
Net increase (decrease) in net assets from operations	189,912	688	91,697	73,821	(159)	1,942,062	22,620
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	2,177	1	5,681	4,745	(1)	737,955	(108)
Contract redemptions	(258,540)	(85)	(79,033)	(28,468)	(2)	(2,860,826)	(45,987)
Net transfers	924,331	—	(184,062)	50,140	(2,088)	5,812,788	(73,367)
Net increase (decrease) in net assets from contract owners' transactions	667,968	(84)	(257,414)	26,417	(2,091)	3,689,917	(119,462)
Net increase (decrease) in net assets	857,880	604	(165,717)	100,238	(2,250)	5,631,979	(96,842)
Net assets, beginning of period	676,821	5,219	1,337,249	941,203	3,378	28,287,074	294,821
Net assets, end of period	$1,534,701	$5,823	$1,171,532	$1,041,441	$1,128	$33,919,053	$197,979

*  See Footnote 8 for details.

The accompanying notes are an integral part of these financial statements.

	INVESCO VARIABLE INSURANCE FUNDS
	BALANCED-RISK ALLOCATION	COMSTOCK	CORE EQUITY	CORE PLUS BOND (a)*	DIVERSIFIED DIVIDEND	EQUITY AND INCOME	GLOBAL HEALTH CARE
Investment income:
Income dividends from investments in portfolio shares	$5,398	$38,921	$9,631	$9,751	$248,907	$113,952	$—
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—	5
Net investment income (expense)	5,398	38,921	9,631	9,751	248,907	113,952	(5)
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(191,199)	(267,569)	7,603	(2,695)	650,699	(290,248)	(777,183)
Net realized short-term capital gain distributions from investments in portfolio shares	—	17,699	—	—	—	—	26,579
Net realized long-term capital gain distributions from investments in portfolio shares	—	176,502	86,325	—	—	190,601	163,049
Net realized gain (loss) on investments in portfolio shares	(191,199)	(73,368)	93,928	(2,695)	650,699	(99,647)	(587,555)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	473,255	389,164	18,443	(8,022)	1,455,425	880,179	93,387
Net increase (decrease) in net assets from operations	$287,454	$354,717	$122,002	$(966)	$2,355,031	$894,484	$(494,173)

	INVESCO VARIABLE INSURANCE FUNDS
	BALANCED-RISK ALLOCATION	COMSTOCK	CORE EQUITY	CORE PLUS BOND (a)*	DIVERSIFIED DIVIDEND	EQUITY AND INCOME	GLOBAL HEALTH CARE
Changes from operations:
Net investment income (expense)	$5,398	$38,921	$9,631	$9,751	$248,907	$113,952	$(5)
Net realized gain (loss) on investments in portfolio shares	(191,199)	(73,368)	93,928	(2,695)	650,699	(99,647)	(587,555)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	473,255	389,164	18,443	(8,022)	1,455,425	880,179	93,387
Net increase (decrease) in net assets from operations	287,454	354,717	122,002	(966)	2,355,031	894,484	(494,173)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	112,581	30,559	13,276	—	331,042	79,785	43,903
Contract redemptions	(158,014)	(213,634)	(75,637)	(34,468)	(1,275,869)	(271,608)	(177,270)
Net transfers	829,572	(784,428)	972,103	475,400	12,563,904	2,542,676	(973,846)
Net increase (decrease) in net assets from contract owners' transactions	784,139	(967,503)	909,742	440,932	11,619,077	2,350,853	(1,107,213)
Net increase (decrease) in net assets	1,071,593	(612,786)	1,031,744	439,966	13,974,108	3,245,337	(1,601,386)
Net assets, beginning of period	2,280,217	2,930,874	794,220	—	6,698,806	5,884,632	2,884,150
Net assets, end of period	$3,351,810	$2,318,088	$1,825,964	$439,966	$20,672,914	$9,129,969	$1,282,764

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2016

	INVESCO VARIABLE INSURANCE FUNDS (continued)					INVESCO VARIABLE INSURANCE FUNDS (continued)
	GLOBAL REAL ESTATE	GOVERNMENT MONEY MARKET (e)*	GOVERNMENT SECURITIES	GROWTH AND INCOME	HIGH YIELD	INTERNATIONAL GROWTH	MID CAP CORE EQUITY	TECHNOLOGY	VALUE OPPORTUNITIES
Investment income:
Income dividends from investments in portfolio shares	$174,461	$278,165	$555,201	$19,769	$1,107,338	$121,094	$—	$—	$8
Expenses:
Mortality and expense risk fees	919	280	—	—	11	—	—	—	—
Net investment income (expense)	173,542	277,885	555,201	19,769	1,107,327	121,094	—	—	8
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(59,635)	—	(65,761)	(400,615)	105,012	(164,078)	(218,111)	(268,068)	(41,412)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—	—	39,995	—	12
Net realized long-term capital gain distributions from investments in portfolio shares	204,097	—	—	163,376	—	—	171,387	9,739	3,073
Net realized gain (loss) on investments in portfolio shares	144,462	—	(65,761)	(237,239)	105,012	(164,078)	(6,729)	(258,329)	(38,327)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(134,685)	—	(330,715)	542,050	85,113	(92,415)	392,629	19,007	23,370
Net increase (decrease) in net assets from operations	$183,319	$277,885	$158,725	$324,580	$1,297,452	$(135,399)	$385,900	$(239,322)	$(14,949)

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2016

	INVESCO VARIABLE INSURANCE FUNDS (continued)					INVESCO VARIABLE INSURANCE FUNDS (continued)
	GLOBAL REAL ESTATE	GOVERNMENT MONEY MARKET (e)*	GOVERNMENT SECURITIES	GROWTH AND INCOME	HIGH YIELD	INTERNATIONAL GROWTH	MID CAP CORE EQUITY	TECHNOLOGY	VALUE OPPORTUNITIES
Changes from operations:
Net investment income (expense)	$173,542	$277,885	$555,201	$19,769	$1,107,327	$121,094	$—	$—	$8
Net realized gain (loss) on investments in portfolio shares	144,462	—	(65,761)	(237,239)	105,012	(164,078)	(6,729)	(258,329)	(38,327)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(134,685)	—	(330,715)	542,050	85,113	(92,415)	392,629	19,007	23,370
Net increase (decrease) in net assets from operations	183,319	277,885	158,725	324,580	1,297,452	(135,399)	385,900	(239,322)	(14,949)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	1,090,680	537,304,356	748,447	58,860	1,452,553	137,496	32,769	48,123	1
Contract redemptions	(400,179)	(109,296,783)	(8,128,579)	(82,294)	(3,322,705)	(495,005)	(298,318)	(38,500)	(206)
Net transfers	387,428	(531,455,671)	10,744,610	1,927,305	20,121,082	1,313,325	542,186	(2,275,464)	(81,146)
Net increase (decrease) in net assets from contract owners' transactions	1,077,929	(103,448,098)	3,364,478	1,903,871	18,250,930	955,816	276,637	(2,265,841)	(81,351)
Net increase (decrease) in net assets	1,261,248	(103,170,213)	3,523,203	2,228,451	19,548,382	820,417	662,537	(2,505,163)	(96,300)
Net assets, beginning of period	9,402,983	374,712,176	5,630,724	1,725,659	2,786,676	7,483,549	2,552,222	2,808,616	107,882
Net assets, end of period	$10,664,231	$271,541,963	$9,153,927	$3,954,110	$22,335,058	$8,303,966	$3,214,759	$303,453	$11,582

*  See Footnote 8 for details.

The accompanying notes are an integral part of these financial statements.

	IVY VARIABLE INSURANCE PORTFOLIOS (f)*
	ASSET STRATEGY	BALANCED	BOND	DIVIDEND OPPORTUNITIES	ENERGY
Investment income:
Income dividends from investments in portfolio shares	$52,452	$59,184	$131,986	$2,088	$3,272
Expenses:
Mortality and expense risk fees	—	—	—	—	—
Net investment income (expense)	52,452	59,184	131,986	2,088	3,272
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(2,515,113)	(632,346)	(16,317)	(581)	(146,059)
Net realized short-term capital gain distributions from investments in portfolio shares	—	62,874	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	576,387	14,848	9,373	—
Net realized gain (loss) on investments in portfolio shares	(2,515,113)	6,915	(1,469)	8,792	(146,059)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	2,169,870	(54,199)	(13,933)	393	682,369
Net increase (decrease) in net assets from operations	$(292,791)	$11,900	$116,584	$11,273	$539,582

	IVY VARIABLE INSURANCE PORTFOLIOS (f)*
	ASSET STRATEGY	BALANCED	BOND	DIVIDEND OPPORTUNITIES	ENERGY
Changes from operations:
Net investment income (expense)	$52,452	$59,184	$131,986	$2,088	$3,272
Net realized gain (loss) on investments in portfolio shares	(2,515,113)	6,915	(1,469)	8,792	(146,059)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	2,169,870	(54,199)	(13,933)	393	682,369
Net increase (decrease) in net assets from operations	(292,791)	11,900	116,584	11,273	539,582
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	150,696	370	11,717	—	53,387
Contract redemptions	(627,898)	(255,105)	(591,894)	(15,465)	(169,634)
Net transfers	(2,459,975)	(466,065)	596,412	(21,375)	1,522,432
Net increase (decrease) in net assets from contract owners' transactions	(2,937,177)	(720,800)	16,235	(36,840)	1,406,185
Net increase (decrease) in net assets	(3,229,968)	(708,900)	132,819	(25,567)	1,945,767
Net assets, beginning of period	10,586,122	5,075,774	1,338,752	190,451	2,003,766
Net assets, end of period	$7,356,154	$4,366,874	$1,471,571	$164,884	$3,949,533

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2016

	IVY VARIABLE INSURANCE PORTFOLIOS (continued) (f)*					IVY VARIABLE INSURANCE PORTFOLIOS (continued) (f)*
	GLOBAL BOND	GLOBAL NATURAL RESOURCES	GROWTH	HIGH INCOME	LIMITED TERM BOND	MID CAP GROWTH	SCIENCE AND TECHNOLOGY	VALUE
Investment income:
Income dividends from investments in portfolio shares	$18,327	$5,936	$5	$1,253,082	$63,011	$—	$—	$12,971
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—	—	—
Net investment income (expense)	18,327	5,936	5	1,253,082	63,011	—	—	12,971
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(17,582)	(117,489)	(3,211)	(27,280)	(1,715)	(59,083)	(1,065,721)	(169,401)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	113	—	—	30,847	—	21,740
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	1,926	—	—	187,288	170,715	103,801
Net realized gain (loss) on investments in portfolio shares	(17,582)	(117,489)	(1,172)	(27,280)	(1,715)	159,052	(895,006)	(43,860)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	48,963	359,739	211	1,323,221	17,715	66,146	586,680	125,506
Net increase (decrease) in net assets from operations	$49,708	$248,186	$(956)	$2,549,023	$79,011	$225,198	$(308,326)	$94,617

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2016

	IVY VARIABLE INSURANCE PORTFOLIOS (continued) (f)*					IVY VARIABLE INSURANCE PORTFOLIOS (continued) (f)*
	GLOBAL BOND	GLOBAL NATURAL RESOURCES	GROWTH	HIGH INCOME	LIMITED TERM BOND	MID CAP GROWTH	SCIENCE AND TECHNOLOGY	VALUE
Changes from operations:
Net investment income (expense)	$18,327	$5,936	$5	$1,253,082	$63,011	$—	$—	$12,971
Net realized gain (loss) on investments in portfolio shares	(17,582)	(117,489)	(1,172)	(27,280)	(1,715)	159,052	(895,006)	(43,860)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	48,963	359,739	211	1,323,221	17,715	66,146	586,680	125,506
Net increase (decrease) in net assets from operations	49,708	248,186	(956)	2,549,023	79,011	225,198	(308,326)	94,617
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	1,391	50,737	(1)	293,889	44,181	64,429	117,524	9,901
Contract redemptions	(50,831)	(76,598)	(26,546)	(2,644,560)	(294,863)	(165,182)	(652,144)	(171,885)
Net transfers	546,246	876,762	—	16,278,325	13,659	209,889	(2,897,643)	(161,394)
Net increase (decrease) in net assets from contract owners' transactions	496,806	850,901	(26,547)	13,927,654	(237,023)	109,136	(3,432,263)	(323,378)
Net increase (decrease) in net assets	546,514	1,099,087	(27,503)	16,476,677	(158,012)	334,334	(3,740,589)	(228,761)
Net assets, beginning of period	495,944	709,958	47,401	7,568,429	3,690,941	3,666,595	7,266,409	1,181,584
Net assets, end of period	$1,042,458	$1,809,045	$19,898	$24,045,106	$3,532,929	$4,000,929	$3,525,820	$952,823

*  See Footnote 8 for details.

The accompanying notes are an integral part of these financial statements.

	JANUS ASPEN SERIES - INSTITUTIONAL
	BALANCED	ENTERPRISE	FORTY	GLOBAL RESEARCH	JANUS	OVERSEAS
Investment income:
Income dividends from investments in portfolio shares	$682,294	$142,657	$90,268	$10,090	$13,690	$105,766
Expenses:
Mortality and expense risk fees	—	690	—	240	186	—
Net investment income (expense)	682,294	141,967	90,268	9,850	13,504	105,766
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	28,898	(123,731)	(962,645)	(95,667)	(147,343)	(1,291,168)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	449,161	1,271,717	1,342,999	—	151,019	59,100
Net realized gain (loss) on investments in portfolio shares	478,059	1,147,986	380,354	(95,667)	3,676	(1,232,068)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	371,667	693,625	(414,713)	62,815	(16,623)	830,672
Net increase (decrease) in net assets from operations	$1,532,020	$1,983,578	$55,909	$(23,002)	$557	$(295,630)

	JANUS ASPEN SERIES - INSTITUTIONAL
	BALANCED	ENTERPRISE	FORTY	GLOBAL RESEARCH	JANUS	OVERSEAS
Changes from operations:
Net investment income (expense)	$682,294	$141,967	$90,268	$9,850	$13,504	$105,766
Net realized gain (loss) on investments in portfolio shares	478,059	1,147,986	380,354	(95,667)	3,676	(1,232,068)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	371,667	693,625	(414,713)	62,815	(16,623)	830,672
Net increase (decrease) in net assets from operations	1,532,020	1,983,578	55,909	(23,002)	557	(295,630)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	1,475,116	2,056,422	1,435,827	138,984	63,013	154,749
Contract redemptions	(1,569,389)	(1,001,079)	(190,549)	(41,891)	(254,303)	(116,717)
Net transfers	1,563,252	5,241,996	(6,806,753)	(72,429)	230,439	(1,485,150)
Net increase (decrease) in net assets from contract owners' transactions	1,468,979	6,297,339	(5,561,475)	24,664	39,149	(1,447,118)
Net increase (decrease) in net assets	3,000,999	8,280,917	(5,505,566)	1,662	39,706	(1,742,748)
Net assets, beginning of period	27,953,708	13,488,382	12,651,578	1,124,799	2,499,990	3,404,822
Net assets, end of period	$30,954,707	$21,769,299	$7,146,012	$1,126,461	$2,539,696	$1,662,074

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2016

	JANUS ASPEN SERIES - INSTITUTIONAL (continued)	JANUS ASPEN SERIES - SERVICE				JOHN HANCOCK VARIABLE INSURANCE TRUST	JPMORGAN INSURANCE TRUST
	PERKINS MID CAP VALUE	FLEXIBLE BOND	GLOBAL ALLOCATION MODERATE	GLOBAL TECHNOLOGY	GLOBAL UNCONSTRAINED BOND (a)*	EMERGING MARKETS TRUST FUND	GLOBAL ALLOCATION	INCOME BUILDER
Investment income:
Income dividends from investments in portfolio shares	$97,206	$713,058	$227	$111	$12,403	$52,238	$218,263	$96,595
Expenses:
Mortality and expense risk fees	—	—	—	—	—	1,594	—	—
Net investment income (expense)	97,206	713,058	227	111	12,403	50,644	218,263	96,595
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(44,206)	(131,718)	—	(1,078)	(2,250)	102,839	447	8,720
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—	—	31	—
Net realized long-term capital gain distributions from investments in portfolio shares	1,128,165	—	475	4,298	—	—	56	—
Net realized gain (loss) on investments in portfolio shares	1,083,959	(131,718)	475	3,220	(2,250)	102,839	534	8,720
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	319,409	534	(149)	12,013	(8,180)	15,123	320,170	123,086
Net increase (decrease) in net assets from operations	$1,500,574	$581,874	$553	$15,344	$1,973	$168,606	$538,967	$228,401

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2016

	JANUS ASPEN SERIES - INSTITUTIONAL (continued)	JANUS ASPEN SERIES - SERVICE				JOHN HANCOCK VARIABLE INSURANCE TRUST	JPMORGAN INSURANCE TRUST
	PERKINS MID CAP VALUE	FLEXIBLE BOND	GLOBAL ALLOCATION MODERATE	GLOBAL TECHNOLOGY	GLOBAL UNCONSTRAINED BOND (a)*	EMERGING MARKETS TRUST FUND	GLOBAL ALLOCATION	INCOME BUILDER
Changes from operations:
Net investment income (expense)	$97,206	$713,058	$227	$111	$12,403	$50,644	$218,263	$96,595
Net realized gain (loss) on investments in portfolio shares	1,083,959	(131,718)	475	3,220	(2,250)	102,839	534	8,720
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	319,409	534	(149)	12,013	(8,180)	15,123	320,170	123,086
Net increase (decrease) in net assets from operations	1,500,574	581,874	553	15,344	1,973	168,606	538,967	228,401
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	97,502	441,878	1	—	—	133,564	70,405	61,637
Contract redemptions	(507,999)	(1,831,260)	(22)	(2,394)	(311)	(79,642)	(67,554)	(198,396)
Net transfers	7,574,737	2,244,488	—	(2,665)	301,778	1,982,306	7,215,288	2,942,769
Net increase (decrease) in net assets from contract owners' transactions	7,164,240	855,106	(21)	(5,059)	301,467	2,036,228	7,218,139	2,806,010
Net increase (decrease) in net assets	8,664,814	1,436,980	532	10,285	303,440	2,204,834	7,757,106	3,034,411
Net assets, beginning of period	7,196,935	27,298,226	18,796	116,501	—	426,348	132,008	215,222
Net assets, end of period	$15,861,749	$28,735,206	$19,328	$126,786	$303,440	$2,631,182	$7,889,114	$3,249,633

*  See Footnote 8 for details.

The accompanying notes are an integral part of these financial statements.

	LAZARD RETIREMENT SERIES					LEGG MASON PARTNERS VARIABLE EQUITY TRUST
	EMERGING MARKETS EQUITY	GLOBAL DYNAMIC MULTI ASSET	INTERNATIONAL EQUITY	US SMALL-MID CAP EQUITY	US STRATEGIC EQUITY	BW ABSOLUTE RETURN OPPOR- TUNITIES (h)*
Investment income:
Income dividends from investments in portfolio shares	$306,185	$2,679	$176,805	$—	$1,937	$—
Expenses:
Mortality and expense risk fees	5	—	—	20	—	—
Net investment income (expense)	306,180	2,679	176,805	(20)	1,937	—
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(3,214,708)	(53,333)	(468,731)	(101,422)	(9,266)	4,186
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	1,808	7,316	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	3,847	29,569	64,308	11,849	2,728
Net realized gain (loss) on investments in portfolio shares	(3,214,708)	(49,486)	(439,162)	(35,306)	9,899	6,914
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	7,571,593	87,424	(385,296)	231,222	154,342	91,146
Net increase (decrease) in net assets from operations	$4,663,065	$40,617	$(647,653)	$195,896	$166,178	$98,060

	LAZARD RETIREMENT SERIES					LEGG MASON PARTNERS VARIABLE EQUITY TRUST
	EMERGING MARKETS EQUITY	GLOBAL DYNAMIC MULTI ASSET	INTERNATIONAL EQUITY	US SMALL-MID CAP EQUITY	US STRATEGIC EQUITY	BW ABSOLUTE RETURN OPPOR- TUNITIES (h)*
Changes from operations:
Net investment income (expense)	$306,180	$2,679	$176,805	$(20)	$1,937	$—
Net realized gain (loss) on investments in portfolio shares	(3,214,708)	(49,486)	(439,162)	(35,306)	9,899	6,914
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	7,571,593	87,424	(385,296)	231,222	154,342	91,146
Net increase (decrease) in net assets from operations	4,663,065	40,617	(647,653)	195,896	166,178	98,060
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	1,554,636	5,308	132,928	15,647	51,426	1,251
Contract redemptions	(1,285,627)	(31,456)	(828,399)	(83,797)	(31,892)	(38,931)
Net transfers	3,469,239	(141,167)	276,796	175,591	(70,119)	(1,063,362)
Net increase (decrease) in net assets from contract owners' transactions	3,738,248	(167,315)	(418,675)	107,441	(50,585)	(1,101,042)
Net increase (decrease) in net assets	8,401,313	(126,698)	(1,066,328)	303,337	115,593	(1,002,982)
Net assets, beginning of period	20,988,269	1,199,655	14,255,275	1,599,169	1,763,413	1,002,982
Net assets, end of period	$29,389,582	$1,072,957	$13,188,947	$1,902,506	$1,879,006	$—

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2016

	LEGG MASON PARTNERS VARIABLE EQUITY TRUST (continued)					LEGG MASON PARTNERS VARIABLE INCOME TRUST
	CLEARBRIDGE AGGRESSIVE GROWTH	CLEARBRIDGE EQUITY INCOME	CLEARBRIDGE LARGE CAP GROWTH	CLEARBRIDGE SMALL CAP GROWTH	QS DYNAMIC MULTI- STRATEGY	WESTERN ASSET GLOBAL HIGH YIELD BOND
Investment income:
Income dividends from investments in portfolio shares	$67,710	$99,090	$40,379	$—	$7,358	$166,398
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—
Net investment income (expense)	67,710	99,090	40,379	—	7,358	166,398
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(1,192,955)	200,135	(182,583)	(157,757)	(89,403)	80,932
Net realized short-term capital gain distributions from investments in portfolio shares	7,839	—	46,996	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	535,535	—	601,954	79,264	16,038	—
Net realized gain (loss) on investments in portfolio shares	(649,581)	200,135	466,367	(78,493)	(73,365)	80,932
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	538,408	369,385	98,773	154,692	56,499	88,373
Net increase (decrease) in net assets from operations	$(43,463)	$668,610	$605,519	$76,199	$(9,508)	$335,703

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2016

	LEGG MASON PARTNERS VARIABLE EQUITY TRUST (continued)					LEGG MASON PARTNERS VARIABLE INCOME TRUST
	CLEARBRIDGE AGGRESSIVE GROWTH	CLEARBRIDGE EQUITY INCOME	CLEARBRIDGE LARGE CAP GROWTH	CLEARBRIDGE SMALL CAP GROWTH	QS DYNAMIC MULTI- STRATEGY	WESTERN ASSET GLOBAL HIGH YIELD BOND
Changes from operations:
Net investment income (expense)	$67,710	$99,090	$40,379	$—	$7,358	$166,398
Net realized gain (loss) on investments in portfolio shares	(649,581)	200,135	466,367	(78,493)	(73,365)	80,932
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	538,408	369,385	98,773	154,692	56,499	88,373
Net increase (decrease) in net assets from operations	(43,463)	668,610	605,519	76,199	(9,508)	335,703
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	77,634	173,089	83,404	109,274	44,999	54,896
Contract redemptions	(545,285)	(377,939)	(347,374)	(91,714)	(33,033)	(156,771)
Net transfers	(1,744,968)	3,746,968	901,523	(148,006)	(830,358)	862,663
Net increase (decrease) in net assets from contract owners' transactions	(2,212,619)	3,542,118	637,553	(130,446)	(818,392)	760,788
Net increase (decrease) in net assets	(2,256,082)	4,210,728	1,243,072	(54,247)	(827,900)	1,096,491
Net assets, beginning of period	12,933,166	2,145,941	6,322,723	1,968,414	1,624,788	1,675,710
Net assets, end of period	$10,677,084	$6,356,669	$7,565,795	$1,914,167	$796,888	$2,772,201

The accompanying notes are an integral part of these financial statements.

	LORD ABBETT SERIES FUND					MFS VARIABLE INSURANCE TRUST		NATIONWIDE VARIABLE INSURANCE TRUST
	BOND DEBENTURE	CALIBRATED DIVIDEND GROWTH	CLASSIC STOCK	GROWTH AND INCOME	INTERNATIONAL OPPORTUNITIES	GROWTH SERIES	VALUE SERIES	BOND INDEX
Investment income:
Income dividends from investments in portfolio shares	$835,270	$97,011	$735	$108,563	$41,687	$—	$2,577	$106,919
Expenses:
Mortality and expense risk fees	—	—	—	573	—	—	—	12,596
Net investment income (expense)	835,270	97,011	735	107,990	41,687	—	2,577	94,323
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(410,566)	(117,831)	(2,224)	114,993	(754,870)	2,454	2,952	23,489
Net realized short-term capital gain distributions from investments in portfolio shares	—	72,416	—	76,946	—	—	133	7,449
Net realized long-term capital gain distributions from investments in portfolio shares	—	293,976	2,722	6,186	—	7,731	11,247	2,449
Net realized gain (loss) on investments in portfolio shares	(410,566)	248,561	498	198,125	(754,870)	10,185	14,332	33,387
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	2,007,135	260,574	7,512	538	334,981	(3,273)	1,694	(50,277)
Net increase (decrease) in net assets from operations	$2,431,839	$606,146	$8,745	$306,653	$(378,202)	$6,912	$18,603	$77,433

	LORD ABBETT SERIES FUND					MFS VARIABLE INSURANCE TRUST		NATIONWIDE VARIABLE INSURANCE TRUST
	BOND DEBENTURE	CALIBRATED DIVIDEND GROWTH	CLASSIC STOCK	GROWTH AND INCOME	INTERNATIONAL OPPORTUNITIES	GROWTH SERIES	VALUE SERIES	BOND INDEX
Changes from operations:
Net investment income (expense)	$835,270	$97,011	$735	$107,990	$41,687	$—	$2,577	$94,323
Net realized gain (loss) on investments in portfolio shares	(410,566)	248,561	498	198,125	(754,870)	10,185	14,332	33,387
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	2,007,135	260,574	7,512	538	334,981	(3,273)	1,694	(50,277)
Net increase (decrease) in net assets from operations	2,431,839	606,146	8,745	306,653	(378,202)	6,912	18,603	77,433
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	553,499	340,270	1	48,496	75,632	(2,667)	(335)	228,759
Contract redemptions	(910,663)	(359,648)	(147)	(24,780)	(136,821)	(168)	(183)	(406,032)
Net transfers	(667,362)	2,319,101	(9,824)	4,946,817	(1,722,543)	241,473	260,263	1,728,667
Net increase (decrease) in net assets from contract owners' transactions	(1,024,526)	2,299,723	(9,970)	4,970,533	(1,783,732)	238,638	259,745	1,551,394
Net increase (decrease) in net assets	1,407,313	2,905,869	(1,225)	5,277,186	(2,161,934)	245,550	278,348	1,628,827
Net assets, beginning of period	17,510,342	3,098,709	76,513	2,595,355	6,252,486	—	—	2,625,043
Net assets, end of period	$18,917,655	$6,004,578	$75,288	$7,872,541	$4,090,552	$245,550	$278,348	$4,253,870

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2016

	NATIONWIDE VARIABLE INSURANCE TRUST (continued)				NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
	INTERNATIONAL INDEX	MID CAP INDEX	S&P 500 INDEX	SMALL CAP INDEX	ABSOLUTE RETURN MULTI MANAGER
Investment income:
Income dividends from investments in portfolio shares	$359,756	$154,480	$355,186	$132,185	$—
Expenses:
Mortality and expense risk fees	16,167	13,675	21,692	16,338	—
Net investment income (expense)	343,589	140,805	333,494	115,847	—
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(424,677)	279,545	420,549	(264,735)	(22,713)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	15,116	49,464	6,096
Net realized long-term capital gain distributions from investments in portfolio shares	—	900,015	220,426	1,098,801	—
Net realized gain (loss) on investments in portfolio shares	(424,677)	1,179,560	656,091	883,530	(16,617)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	319,347	347,593	647,731	871,992	33,623
Net increase (decrease) in net assets from operations	$238,259	$1,667,958	$1,637,316	$1,871,369	$17,006

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2016

	NATIONWIDE VARIABLE INSURANCE TRUST (continued)				NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
	INTERNATIONAL INDEX	MID CAP INDEX	S&P 500 INDEX	SMALL CAP INDEX	ABSOLUTE RETURN MULTI MANAGER
Changes from operations:
Net investment income (expense)	$343,589	$140,805	$333,494	$115,847	$—
Net realized gain (loss) on investments in portfolio shares	(424,677)	1,179,560	656,091	883,530	(16,617)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	319,347	347,593	647,731	871,992	33,623
Net increase (decrease) in net assets from operations	238,259	1,667,958	1,637,316	1,871,369	17,006
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	856,112	392,776	965,107	459,538	7,802
Contract redemptions	(368,251)	(227,328)	(3,364,863)	(418,354)	(538,152)
Net transfers	2,193,162	3,646,596	849,704	1,041,919	891,928
Net increase (decrease) in net assets from contract owners' transactions	2,681,023	3,812,044	(1,550,052)	1,083,103	361,578
Net increase (decrease) in net assets	2,919,282	5,480,002	87,264	2,954,472	378,584
Net assets, beginning of period	9,786,922	7,085,486	12,151,437	8,362,877	648,944
Net assets, end of period	$12,706,204	$12,565,488	$12,238,701	$11,317,349	$1,027,528

*  See Footnote 8 for details.

The accompanying notes are an integral part of these financial statements.

	NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST (continued)					NORTHERN LIGHTS VARIABLE TRUST
	LARGE CAP VALUE	MID-CAP GROWTH	MID CAP INTRINSIC VALUE	SHORT DURATION BOND	SOCIALLY RESPONSIVE	7TWELVE BALANCED CL 3	7TWELVE BALANCED CL 4	ADAPTIVE ALLOCATION	ANCHOR TACTICAL CREDIT STRATEGIES (b)*
Investment income:
Income dividends from investments in portfolio shares	$5,782	$—	$24,735	$50,614	$11,268	$9,318	$168	$—	$—
Expenses:
Mortality and expense risk fees	30	3	—	—	—	—	—	—	—
Net investment income (expense)	5,752	(3)	24,735	50,614	11,268	9,318	168	—	—
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	52,672	(634,018)	(304,542)	(41,187)	(68,487)	204,505	(6,607)	(4,280)	276
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	63,379	83,371	281,205	—	57,857	—	—	—	—
Net realized gain (loss) on investments in portfolio shares	116,051	(550,647)	(23,337)	(41,187)	(10,630)	204,505	(6,607)	(4,280)	276
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	222,660	519,461	632,344	52,791	161,722	43,682	21,958	5,542	6,995
Net increase (decrease) in net assets from operations	$344,463	$(31,189)	$633,742	$62,218	$162,360	$257,505	$15,519	$1,262	$7,271

	NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST (continued)					NORTHERN LIGHTS VARIABLE TRUST
	LARGE CAP VALUE	MID-CAP GROWTH	MID CAP INTRINSIC VALUE	SHORT DURATION BOND	SOCIALLY RESPONSIVE	7TWELVE BALANCED CL 3	7TWELVE BALANCED CL 4	ADAPTIVE ALLOCATION	ANCHOR TACTICAL CREDIT STRATEGIES (b)*
Changes from operations:
Net investment income (expense)	$5,752	$(3)	$24,735	$50,614	$11,268	$9,318	$168	$—	$—
Net realized gain (loss) on investments in portfolio shares	116,051	(550,647)	(23,337)	(41,187)	(10,630)	204,505	(6,607)	(4,280)	276
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	222,660	519,461	632,344	52,791	161,722	43,682	21,958	5,542	6,995
Net increase (decrease) in net assets from operations	344,463	(31,189)	633,742	62,218	162,360	257,505	15,519	1,262	7,271
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	70,236	16,564	48,467	51,121	29,001	2	—	1	(806)
Contract redemptions	(234,248)	(137,782)	(262,331)	(477,562)	(155,792)	(748,812)	(480)	(469)	(8,651)
Net transfers	4,563,152	(2,264,127)	(34,138)	(1,174,120)	(285,347)	607,421	(121,861)	(84,240)	7,055,127
Net increase (decrease) in net assets from contract owners' transactions	4,399,140	(2,385,345)	(248,002)	(1,600,561)	(412,138)	(141,389)	(122,341)	(84,708)	7,045,670
Net increase (decrease) in net assets	4,743,603	(2,416,534)	385,740	(1,538,343)	(249,778)	116,116	(106,822)	(83,446)	7,052,941
Net assets, beginning of period	1,333,037	4,231,651	4,487,296	5,724,726	1,953,412	331,103	211,303	97,876	—
Net assets, end of period	$6,076,640	$1,815,117	$4,873,036	$4,186,383	$1,703,634	$447,219	$104,481	$14,430	$7,052,941

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2016

	NORTHERN LIGHTS VARIABLE TRUST (continued)
	BTS TACTICAL FIXED INCOME	CHANGING PARAMETERS	JNF EXCEED DEFINED SHIELD INDEX (g)*	JNF SSGA SECTOR ROTATION	JNF SSGA TACTICAL ALLOCATION
Investment income:
Income dividends from investments in portfolio shares	$1,537	$63,844	$68,791	$4,344	$7,677
Expenses:
Mortality and expense risk fees	—	—	—	1,420	599
Net investment income (expense)	1,537	63,844	68,791	2,924	7,078
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	307,183	265,358	(189,350)	(372,267)	(205,765)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	—	—	—
Net realized gain (loss) on investments in portfolio shares	307,183	265,358	(189,350)	(372,267)	(205,765)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	172,925	636,795	203,426	397,536	195,576
Net increase (decrease) in net assets from operations	$481,645	$965,997	$82,867	$28,193	$(3,111)

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2016

	NORTHERN LIGHTS VARIABLE TRUST (continued)
	BTS TACTICAL FIXED INCOME	CHANGING PARAMETERS	JNF EXCEED DEFINED SHIELD INDEX (g)*	JNF SSGA SECTOR ROTATION	JNF SSGA TACTICAL ALLOCATION
Changes from operations:
Net investment income (expense)	$1,537	$63,844	$68,791	$2,924	$7,078
Net realized gain (loss) on investments in portfolio shares	307,183	265,358	(189,350)	(372,267)	(205,765)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	172,925	636,795	203,426	397,536	195,576
Net increase (decrease) in net assets from operations	481,645	965,997	82,867	28,193	(3,111)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	304,421	98	(1,079)	42,163	5,036
Contract redemptions	(588,636)	(4,518,977)	(330,781)	(289,976)	(86,996)
Net transfers	8,450,701	(626,485)	(399,657)	(644,832)	(141,693)
Net increase (decrease) in net assets from contract owners' transactions	8,166,486	(5,145,364)	(731,517)	(892,645)	(223,653)
Net increase (decrease) in net assets	8,648,131	(4,179,367)	(648,650)	(864,452)	(226,764)
Net assets, beginning of period	63,426	11,927,509	1,137,064	2,058,987	962,954
Net assets, end of period	$8,711,557	$7,748,142	$488,414	$1,194,535	$736,190

*  See Footnote 8 for details.

The accompanying notes are an integral part of these financial statements.

	NORTHERN LIGHTS VARIABLE TRUST (continued)
	MARINER MANAGED FUTURES STRATEGY	POWER INCOME	PROBABILITIES	TOPS AGGRESSIVE GROWTH ETF CLASS 1	TOPS BALANCED ETF CLASS 1	TOPS CONSERVATIVE ETF CLASS 1	TOPS CONSERVATIVE ETF CLASS 2	TOPS GROWTH ETF CLASS 1	TOPS GROWTH ETF CLASS 2
Investment income:
Income dividends from investments in portfolio shares	$—	$—	$—	$937	$284	$2,974	$2,236	$25,626	$656
Expenses:
Mortality and expense risk fees	—	—	—	—	—	198	—	282	—
Net investment income (expense)	—	—	—	937	284	2,776	2,236	25,344	656
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(8,930)	(166,602)	(1,491,230)	4	(1)	(90)	(53,502)	25,248	491
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	—	823	175	—	—	39,761	1,155
Net realized gain (loss) on investments in portfolio shares	(8,930)	(166,602)	(1,491,230)	827	174	(90)	(53,502)	65,009	1,646
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(556,329)	268,237	1,765,630	8,579	1,506	12,506	89,122	137,519	3,813
Net increase (decrease) in net assets from operations	$(565,259)	$101,635	$274,400	$10,343	$1,964	$15,192	$37,856	$227,872	$6,115

	NORTHERN LIGHTS VARIABLE TRUST (continued)
	MARINER MANAGED FUTURES STRATEGY	POWER INCOME	PROBABILITIES	TOPS AGGRESSIVE GROWTH ETF CLASS 1	TOPS BALANCED ETF CLASS 1	TOPS CONSERVATIVE ETF CLASS 1	TOPS CONSERVATIVE ETF CLASS 2	TOPS GROWTH ETF CLASS 1	TOPS GROWTH ETF CLASS 2
Changes from operations:
Net investment income (expense)	$—	$—	$—	$937	$284	$2,776	$2,236	$25,344	$656
Net realized gain (loss) on investments in portfolio shares	(8,930)	(166,602)	(1,491,230)	827	174	(90)	(53,502)	65,009	1,646
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(556,329)	268,237	1,765,630	8,579	1,506	12,506	89,122	137,519	3,813
Net increase (decrease) in net assets from operations	(565,259)	101,635	274,400	10,343	1,964	15,192	37,856	227,872	6,115
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	17,177	141	80,177	—	—	—	(2,343)	—	—
Contract redemptions	(70,391)	(1,688,806)	(9,304,914)	(144)	(70)	(2,155)	(1,598,207)	(107,516)	(3,160)
Net transfers	(174,689)	(334,191)	(872,555)	—	148,024	—	31,674	120,193	—
Net increase (decrease) in net assets from contract owners' transactions	(227,903)	(2,022,856)	(10,097,292)	(144)	147,954	(2,155)	(1,568,876)	12,677	(3,160)
Net increase (decrease) in net assets	(793,162)	(1,921,221)	(9,822,892)	10,199	149,918	13,037	(1,531,020)	240,549	2,955
Net assets, beginning of period	6,173,871	3,220,692	25,800,560	77,222	22,345	250,992	1,819,353	1,832,417	51,382
Net assets, end of period	$5,380,709	$1,299,471	$15,977,668	$87,421	$172,263	$264,029	$288,333	$2,072,966	$54,337

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2016

	NORTHERN LIGHTS VARIABLE TRUST (continued)					NORTHERN LIGHTS VARIABLE TRUST (continued)
	TOPS MANAGED RISK BALANCED ETF CLASS 1	TOPS MANAGED RISK BALANCED ETF CLASS 2	TOPS MANAGED RISK GROWTH ETF CLASS 1	TOPS MANAGED RISK GROWTH ETF CLASS 2	TOPS MANAGED RISK MOD GROWTH ETF CLASS 1	TOPS MANAGED RISK MOD GROWTH ETF CLASS 2	TOPS MODERATE GROWTH ETF CLASS 1	TOPS MODERATE GROWTH ETF CLASS 2
Investment income:
Income dividends from investments in portfolio shares	$13,006	$25,165	$597,989	$5,642	$28,142	$10,826	$11,637	$199
Expenses:
Mortality and expense risk fees	212	—	7,924	—	2	—	306	—
Net investment income (expense)	12,794	25,165	590,065	5,642	28,140	10,826	11,331	199
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(19,250)	(28,596)	224,702	(7,252)	(66,348)	(156,994)	12,761	(157)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	—	—	—	—	9,599	188
Net realized gain (loss) on investments in portfolio shares	(19,250)	(28,596)	224,702	(7,252)	(66,348)	(156,994)	22,360	31
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	57,580	126,557	916,359	18,748	133,226	166,213	138,258	3,009
Net increase (decrease) in net assets from operations	$51,124	$123,126	$1,731,126	$17,138	$95,018	$20,045	$171,949	$3,239

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2016

	NORTHERN LIGHTS VARIABLE TRUST (continued)					NORTHERN LIGHTS VARIABLE TRUST (continued)
	TOPS MANAGED RISK BALANCED ETF CLASS 1	TOPS MANAGED RISK BALANCED ETF CLASS 2	TOPS MANAGED RISK GROWTH ETF CLASS 1	TOPS MANAGED RISK GROWTH ETF CLASS 2	TOPS MANAGED RISK MOD GROWTH ETF CLASS 1	TOPS MANAGED RISK MOD GROWTH ETF CLASS 2	TOPS MODERATE GROWTH ETF CLASS 1	TOPS MODERATE GROWTH ETF CLASS 2
Changes from operations:
Net investment income (expense)	$12,794	$25,165	$590,065	$5,642	$28,140	$10,826	$11,331	$199
Net realized gain (loss) on investments in portfolio shares	(19,250)	(28,596)	224,702	(7,252)	(66,348)	(156,994)	22,360	31
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	57,580	126,557	916,359	18,748	133,226	166,213	138,258	3,009
Net increase (decrease) in net assets from operations	51,124	123,126	1,731,126	17,138	95,018	20,045	171,949	3,239
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	2	8,936	(132)	216,799	—	178,933	—	15
Contract redemptions	(400,117)	(227,154)	(4,437,231)	(11,872)	(302,112)	(1,051,693)	(190,305)	(1,590)
Net transfers	(49,231)	153,733	(1,317,819)	(45,538)	(1,120,151)	118,386	298,381	—
Net increase (decrease) in net assets from contract owners' transactions	(449,346)	(64,485)	(5,755,182)	159,389	(1,422,263)	(754,374)	108,076	(1,575)
Net increase (decrease) in net assets	(398,222)	58,641	(4,024,056)	176,527	(1,327,245)	(734,329)	280,025	1,664
Net assets, beginning of period	908,999	2,094,009	32,033,683	173,337	2,945,733	1,492,077	1,603,698	31,950
Net assets, end of period	$510,777	$2,152,650	$28,009,627	$349,864	$1,618,488	$757,748	$1,883,723	$33,614

The accompanying notes are an integral part of these financial statements.

	OPPENHEIMER VARIABLE ACCOUNT FUNDS
	CONSERVATIVE BALANCED	CORE BOND	GLOBAL	GLOBAL MULTI- ALTERNATIVES	GLOBAL STRATEGIC INCOME	INTERNATIONAL GROWTH
Investment income:
Income dividends from investments in portfolio shares	$2,518	$150,259	$63,403	$5,109	$81,501	$114,930
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—
Net investment income (expense)	2,518	150,259	63,403	5,109	81,501	114,930
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	5	84,425	(370,706)	(5,916)	(69,497)	(1,304,063)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	14,093	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	548,062	—	—	316,676
Net realized gain (loss) on investments in portfolio shares	5	84,425	191,449	(5,916)	(69,497)	(987,387)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	3,179	(52,680)	(291,054)	7,592	92,077	486,926
Net increase (decrease) in net assets from operations	$5,702	$182,004	$(36,202)	$6,785	$104,081	$(385,531)

	OPPENHEIMER VARIABLE ACCOUNT FUNDS
	CONSERVATIVE BALANCED	CORE BOND	GLOBAL	GLOBAL MULTI- ALTERNATIVES	GLOBAL STRATEGIC INCOME	INTERNATIONAL GROWTH
Changes from operations:
Net investment income (expense)	$2,518	$150,259	$63,403	$5,109	$81,501	$114,930
Net realized gain (loss) on investments in portfolio shares	5	84,425	191,449	(5,916)	(69,497)	(987,387)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	3,179	(52,680)	(291,054)	7,592	92,077	486,926
Net increase (decrease) in net assets from operations	5,702	182,004	(36,202)	6,785	104,081	(385,531)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	1	76,305	144,981	—	225,826	194,074
Contract redemptions	(43)	(626,089)	(364,158)	(13,421)	(120,061)	(558,028)
Net transfers	—	(1,984,420)	1,334,580	231,494	235,551	1,732,616
Net increase (decrease) in net assets from contract owners' transactions	(42)	(2,534,204)	1,115,403	218,073	341,316	1,368,662
Net increase (decrease) in net assets	5,660	(2,352,200)	1,079,201	224,858	445,397	983,131
Net assets, beginning of period	114,951	4,081,907	8,471,135	230,759	1,406,035	11,864,670
Net assets, end of period	$120,611	$1,729,707	$9,550,336	$455,617	$1,851,432	$12,847,801

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2016

	OPPENHEIMER VARIABLE ACCOUNT FUNDS (continued)	PIMCO VARIABLE INSURANCE TRUST
	MAIN STREET®	ALL ASSET	ALL ASSET ALL AUTHORITY ADMIN	ALL ASSET ALL AUTHORITY INSTITUTIONAL	COMMODITY- REALRETURN STRATEGY
Investment income:
Income dividends from investments in portfolio shares	$14,290	$291,731	$50,173	$25,046	$106,182
Expenses:
Mortality and expense risk fees	—	—	—	—	—
Net investment income (expense)	14,290	291,731	50,173	25,046	106,182
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(175,708)	(2,403,274)	(244,978)	(62)	(3,175,929)
Net realized short-term capital gain distributions from investments in portfolio shares	5,855	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	193,468	—	—	—	—
Net realized gain (loss) on investments in portfolio shares	23,615	(2,403,274)	(244,978)	(62)	(3,175,929)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	144,434	3,542,846	360,146	70,826	4,322,448
Net increase (decrease) in net assets from operations	$182,339	$1,431,303	$165,341	$95,810	$1,252,701

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2016

	OPPENHEIMER VARIABLE ACCOUNT FUNDS (continued)	PIMCO VARIABLE INSURANCE TRUST
	MAIN STREET®	ALL ASSET	ALL ASSET ALL AUTHORITY ADMIN	ALL ASSET ALL AUTHORITY INSTITUTIONAL	COMMODITY- REALRETURN STRATEGY
Changes from operations:
Net investment income (expense)	$14,290	$291,731	$50,173	$25,046	$106,182
Net realized gain (loss) on investments in portfolio shares	23,615	(2,403,274)	(244,978)	(62)	(3,175,929)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	144,434	3,542,846	360,146	70,826	4,322,448
Net increase (decrease) in net assets from operations	182,339	1,431,303	165,341	95,810	1,252,701
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	22,824	80,071	3,040	—	887,279
Contract redemptions	(109,338)	(644,460)	(66,586)	(260)	(307,735)
Net transfers	158,652	(9,150,626)	(247,022)	8,748	1,260,215
Net increase (decrease) in net assets from contract owners' transactions	72,138	(9,715,015)	(310,568)	8,488	1,839,759
Net increase (decrease) in net assets	254,477	(8,283,712)	(145,227)	104,298	3,092,460
Net assets, beginning of period	2,794,862	18,816,375	2,112,075	689,479	7,752,375
Net assets, end of period	$3,049,339	$10,532,663	$1,966,848	$793,777	$10,844,835

*  See Footnote 8 for details.

The accompanying notes are an integral part of these financial statements.

	PIMCO VARIABLE INSURANCE TRUST (continued)
	EMERGING MARKETS BOND	FOREIGN BOND UNHEDGED	FOREIGN BOND US DOLLAR- HEDGED	GLOBAL ADVANTAGE STRATEGY BOND	GLOBAL BOND UNHEDGED	GLOBAL DIVERSIFIED ALLOCATION	GLOBAL MULTI-ASSET	HIGH YIELD	INCOME (a)*
Investment income:
Income dividends from investments in portfolio shares	$1,200,034	$72,491	$336,979	$4,236	$37,284	$213	$21,628	$1,704,305	$546,828
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—	—	—	—
Net investment income (expense)	1,200,034	72,491	336,979	4,236	37,284	213	21,628	1,704,305	546,828
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	701,573	(162,005)	(305,233)	(16,201)	85,123	(10,344)	(22,373)	1,050,306	277,027
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	87,235	—	—	—	—	—	33,224
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	—	—	—	19	—	—	—
Net realized gain (loss) on investments in portfolio shares	701,573	(162,005)	(217,998)	(16,201)	85,123	(10,325)	(22,373)	1,050,306	310,251
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	643,009	276,403	1,338,501	20,424	(11,623)	9,823	34,676	1,005,514	(251,431)
Net increase (decrease) in net assets from operations	$2,544,616	$186,889	$1,457,482	$8,459	$110,784	$(289)	$33,931	$3,760,125	$605,648

	PIMCO VARIABLE INSURANCE TRUST (continued)
	EMERGING MARKETS BOND	FOREIGN BOND UNHEDGED	FOREIGN BOND US DOLLAR- HEDGED	GLOBAL ADVANTAGE STRATEGY BOND	GLOBAL BOND UNHEDGED	GLOBAL DIVERSIFIED ALLOCATION	GLOBAL MULTI-ASSET	HIGH YIELD	INCOME (a)*
Changes from operations:
Net investment income (expense)	$1,200,034	$72,491	$336,979	$4,236	$37,284	$213	$21,628	$1,704,305	$546,828
Net realized gain (loss) on investments in portfolio shares	701,573	(162,005)	(217,998)	(16,201)	85,123	(10,325)	(22,373)	1,050,306	310,251
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	643,009	276,403	1,338,501	20,424	(11,623)	9,823	34,676	1,005,514	(251,431)
Net increase (decrease) in net assets from operations	2,544,616	186,889	1,457,482	8,459	110,784	(289)	33,931	3,760,125	605,648
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	286,108	179,962	465,435	19,989	107,457	98	6	1,509,977	1,152,920
Contract redemptions	(1,515,744)	(304,703)	(1,096,919)	(6,308)	(84,122)	(21,531)	(84,363)	(4,030,069)	(536,645)
Net transfers	3,057,591	(214,537)	(4,445,106)	29,244	110,198	(26,340)	(44,347)	9,331,723	16,405,209
Net increase (decrease) in net assets from contract owners' transactions	1,827,955	(339,278)	(5,076,590)	42,925	133,533	(47,773)	(128,704)	6,811,631	17,021,484
Net increase (decrease) in net assets	4,372,571	(152,389)	(3,619,108)	51,384	244,317	(48,062)	(94,773)	10,571,756	17,627,132
Net assets, beginning of period	13,879,300	4,723,253	26,495,499	206,338	1,937,791	57,128	988,821	21,832,618	—
Net assets, end of period	$18,251,871	$4,570,864	$22,876,391	$257,722	$2,182,108	$9,066	$894,048	$32,404,374	$17,627,132

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2016

	PIMCO VARIABLE INSURANCE TRUST (continued)					PIMCO VARIABLE INSURANCE TRUST (continued)
	LONG- TERM US GOVERNMENT	LOW DURATION	REAL RETURN	SHORT- TERM	TOTAL RETURN	UNCONSTRAINED BOND
Investment income:
Income dividends from investments in portfolio shares	$158,190	$482,431	$425,505	$312,144	$2,163,709	$173,683
Expenses:
Mortality and expense risk fees	—	—	23	—	23	—
Net investment income (expense)	158,190	482,431	425,482	312,144	2,163,686	173,683
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	442,051	(536,034)	(343,298)	(118,310)	(900,756)	(177,041)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	27,774	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	—	60,500	—	—
Net realized gain (loss) on investments in portfolio shares	442,051	(536,034)	(343,298)	(30,036)	(900,756)	(177,041)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(493,585)	499,559	807,216	142,290	1,422,756	452,276
Net increase (decrease) in net assets from operations	$106,656	$445,956	$889,400	$424,398	$2,685,686	$448,918

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2016

	PIMCO VARIABLE INSURANCE TRUST (continued)					PIMCO VARIABLE INSURANCE TRUST (continued)
	LONG- TERM US GOVERNMENT	LOW DURATION	REAL RETURN	SHORT- TERM	TOTAL RETURN	UNCONSTRAINED BOND
Changes from operations:
Net investment income (expense)	$158,190	$482,431	$425,482	$312,144	$2,163,686	$173,683
Net realized gain (loss) on investments in portfolio shares	442,051	(536,034)	(343,298)	(30,036)	(900,756)	(177,041)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(493,585)	499,559	807,216	142,290	1,422,756	452,276
Net increase (decrease) in net assets from operations	106,656	445,956	889,400	424,398	2,685,686	448,918
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	314,103	1,031,084	312,879	965,191	3,672,500	48,877
Contract redemptions	(2,148,445)	(3,373,724)	(1,774,612)	(1,689,361)	(5,655,018)	(740,771)
Net transfers	1,189,185	2,499,719	2,775,506	(4,214,735)	3,980,270	(307,888)
Net increase (decrease) in net assets from contract owners' transactions	(645,157)	157,079	1,313,773	(4,938,905)	1,997,752	(999,782)
Net increase (decrease) in net assets	(538,501)	603,035	2,203,173	(4,514,507)	4,683,438	(550,864)
Net assets, beginning of period	4,761,842	31,840,094	17,536,843	23,960,802	95,223,555	10,764,932
Net assets, end of period	$4,223,341	$32,443,129	$19,740,016	$19,446,295	$99,906,993	$10,214,068

*  See Footnote 8 for details.

The accompanying notes are an integral part of these financial statements.

	PIONEER VARIABLE CONTRACTS TRUST
	BOND	DISCIPLINED VALUE (i)*	EMERGING MARKETS	EQUITY INCOME	FUND	HIGH YIELD	MID CAP VALUE	STRATEGIC INCOME
Investment income:
Income dividends from investments in portfolio shares	$376,753	$5,207	$1,829	$102,072	$7,718	$101,989	$3,976	$430,526
Expenses:
Mortality and expense risk fees	—	—	—	302	—	—	—	—
Net investment income (expense)	376,753	5,207	1,829	101,770	7,718	101,989	3,976	430,526
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(72,962)	(134,969)	52,369	(31,481)	(160,232)	28,282	(165,617)	(363,895)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	7,516	22,763	—	318,850	195,673	—	53,129	—
Net realized gain (loss) on investments in portfolio shares	(65,446)	(112,206)	52,369	287,369	35,441	28,282	(112,488)	(363,895)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	323,732	111,860	76,510	575,111	29,805	113,170	241,259	767,482
Net increase (decrease) in net assets from operations	$635,039	$4,861	$130,708	$964,250	$72,964	$243,441	$132,747	$834,113

	PIONEER VARIABLE CONTRACTS TRUST
	BOND	DISCIPLINED VALUE (i)*	EMERGING MARKETS	EQUITY INCOME	FUND	HIGH YIELD	MID CAP VALUE	STRATEGIC INCOME
Changes from operations:
Net investment income (expense)	$376,753	$5,207	$1,829	$101,770	$7,718	$101,989	$3,976	$430,526
Net realized gain (loss) on investments in portfolio shares	(65,446)	(112,206)	52,369	287,369	35,441	28,282	(112,488)	(363,895)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	323,732	111,860	76,510	575,111	29,805	113,170	241,259	767,482
Net increase (decrease) in net assets from operations	635,039	4,861	130,708	964,250	72,964	243,441	132,747	834,113
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	182,894	—	23,164	29,750	—	(4,708)	31,409	194,012
Contract redemptions	(785,867)	(41,178)	(238,860)	(584,241)	(32,232)	(126,546)	(58,158)	(661,953)
Net transfers	(294,357)	(1,071,857)	713,366	1,974,679	631,467	706,930	153,164	(2,481,488)
Net increase (decrease) in net assets from contract owners' transactions	(897,330)	(1,113,035)	497,670	1,420,188	599,235	575,676	126,415	(2,949,429)
Net increase (decrease) in net assets	(262,291)	(1,108,174)	628,378	2,384,438	672,199	819,117	259,162	(2,115,316)
Net assets, beginning of period	12,764,940	1,108,174	656,153	5,066,903	350,792	2,217,246	1,133,205	15,060,808
Net assets, end of period	$12,502,649	$—	$1,284,531	$7,451,341	$1,022,991	$3,036,363	$1,392,367	$12,945,492

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2016

	PROFUNDS VP
	ACCESS VP HIGH YIELD	ASIA 30	BANKS	BASIC MATERIALS	BEAR
Investment income:
Income dividends from investments in portfolio shares	$63,883	$11,203	$2,044	$10,261	$—
Expenses:
Mortality and expense risk fees	—	—	—	—	—
Net investment income (expense)	63,883	11,203	2,044	10,261	—
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	80,109	(94,496)	75,782	66,190	(463,037)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	—	—	—
Net realized gain (loss) on investments in portfolio shares	80,109	(94,496)	75,782	66,190	(463,037)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	7,833	5,254	163,216	44,211	6,716
Net increase (decrease) in net assets from operations	$151,825	$(78,039)	$241,042	$120,662	$(456,321)

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2016

	PROFUNDS VP
	ACCESS VP HIGH YIELD	ASIA 30	BANKS	BASIC MATERIALS	BEAR
Changes from operations:
Net investment income (expense)	$63,883	$11,203	$2,044	$10,261	$—
Net realized gain (loss) on investments in portfolio shares	80,109	(94,496)	75,782	66,190	(463,037)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	7,833	5,254	163,216	44,211	6,716
Net increase (decrease) in net assets from operations	151,825	(78,039)	241,042	120,662	(456,321)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	1,257	67,956	34,552	42,208	54,914
Contract redemptions	(309,318)	(75,334)	(688,581)	(28,508)	(100,334)
Net transfers	284,691	(1,730,282)	936,142	451,513	588,317
Net increase (decrease) in net assets from contract owners' transactions	(23,370)	(1,737,660)	282,113	465,213	542,897
Net increase (decrease) in net assets	128,455	(1,815,699)	523,155	585,875	86,576
Net assets, beginning of period	943,627	2,463,099	1,206,591	619,322	506,002
Net assets, end of period	$1,072,082	$647,400	$1,729,746	$1,205,197	$592,578

*  See Footnote 8 for details.

The accompanying notes are an integral part of these financial statements.

	PROFUNDS VP (continued)
	BIOTECHNOLOGY	BULL	CONSUMER GOODS	CONSUMER SERVICES	EMERGING MARKETS	EUROPE 30	FALLING U.S. DOLLAR	FINANCIALS	GOVERNMENT MONEY MARKET (j)*
Investment income:
Income dividends from investments in portfolio shares	$—	$—	$32,717	$—	$7,911	$44,935	$—	$13,440	$8,984
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—	—	—	—
Net investment income (expense)	—	—	32,717	—	7,911	44,935	—	13,440	8,984
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(630,720)	19,563	72,419	(591)	241,957	(266,056)	(7,729)	(284,595)	—
Net realized short-term capital gain distributions from investments in portfolio shares	3,028	—	—	—	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	17,970	282,009	—	18,047	—	—	—	—	—
Net realized gain (loss) on investments in portfolio shares	(609,722)	301,572	72,419	17,456	241,957	(266,056)	(7,729)	(284,595)	—
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	61,171	431,560	(22,533)	27,949	(12,267)	61,665	(1,309)	366,898	—
Net increase (decrease) in net assets from operations	$(548,551)	$733,132	$82,603	$45,405	$237,601	$(159,456)	$(9,038)	$95,743	$8,984

	PROFUNDS VP (continued)
	BIOTECHNOLOGY	BULL	CONSUMER GOODS	CONSUMER SERVICES	EMERGING MARKETS	EUROPE 30	FALLING U.S. DOLLAR	FINANCIALS	GOVERNMENT MONEY MARKET (j)*
Changes from operations:
Net investment income (expense)	$—	$—	$32,717	$—	$7,911	$44,935	$—	$13,440	$8,984
Net realized gain (loss) on investments in portfolio shares	(609,722)	301,572	72,419	17,456	241,957	(266,056)	(7,729)	(284,595)	—
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	61,171	431,560	(22,533)	27,949	(12,267)	61,665	(1,309)	366,898	—
Net increase (decrease) in net assets from operations	(548,551)	733,132	82,603	45,405	237,601	(159,456)	(9,038)	95,743	8,984
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	25,330	59,267	18,611	42,574	6,748	37,148	1	30,264	58,152,125
Contract redemptions	(65,121)	(1,707,192)	(182,325)	(251,929)	(286,718)	(373,456)	(1,581)	(178,435)	(14,056,571)
Net transfers	(1,526,049)	(3,374,850)	(828,428)	(321,202)	779,217	(27,177)	58,280	346,722	(67,684,073)
Net increase (decrease) in net assets from contract owners' transactions	(1,565,840)	(5,022,775)	(992,142)	(530,557)	499,247	(363,485)	56,700	198,551	(23,588,519)
Net increase (decrease) in net assets	(2,114,391)	(4,289,643)	(909,539)	(485,152)	736,848	(522,941)	47,662	294,294	(23,579,535)
Net assets, beginning of period	3,062,710	16,455,671	2,108,837	1,849,339	248,690	1,368,261	2,812	4,786,776	55,479,282
Net assets, end of period	$948,319	$12,166,028	$1,199,298	$1,364,187	$985,538	$845,320	$50,474	$5,081,070	$31,899,747

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2016

	PROFUNDS VP (continued)
	HEALTH CARE	INDUSTRIALS	INTERNATIONAL	INTERNET	JAPAN
Investment income:
Income dividends from investments in portfolio shares	$—	$4,621	$—	$—	$—
Expenses:
Mortality and expense risk fees	—	—	—	—	—
Net investment income (expense)	—	4,621	—	—	—
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(186,858)	174,439	18,930	(251,121)	(185,376)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	3,084	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	—	106,141	—
Net realized gain (loss) on investments in portfolio shares	(186,858)	174,439	18,930	(141,896)	(185,376)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(110,484)	8,857	5,114	13,416	193,020
Net increase (decrease) in net assets from operations	$(297,342)	$187,917	$24,044	$(128,480)	$7,644

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2016

	PROFUNDS VP (continued)
	HEALTH CARE	INDUSTRIALS	INTERNATIONAL	INTERNET	JAPAN
Changes from operations:
Net investment income (expense)	$—	$4,621	$—	$—	$—
Net realized gain (loss) on investments in portfolio shares	(186,858)	174,439	18,930	(141,896)	(185,376)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(110,484)	8,857	5,114	13,416	193,020
Net increase (decrease) in net assets from operations	(297,342)	187,917	24,044	(128,480)	7,644
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	59,280	28,302	3,356	41,251	12,095
Contract redemptions	(251,070)	(434,595)	(16,466)	(181,116)	(64,314)
Net transfers	(2,373,032)	6,730,604	(121,077)	(1,926,103)	603,503
Net increase (decrease) in net assets from contract owners' transactions	(2,564,822)	6,324,311	(134,187)	(2,065,968)	551,284
Net increase (decrease) in net assets	(2,862,164)	6,512,228	(110,143)	(2,194,448)	558,928
Net assets, beginning of period	4,299,684	1,101,083	317,846	3,473,603	1,706,025
Net assets, end of period	$1,437,520	$7,613,311	$207,703	$1,279,155	$2,264,953

The accompanying notes are an integral part of these financial statements.

	PROFUNDS VP (continued)
	LARGE-CAP GROWTH	LARGE-CAP VALUE	MID-CAP	MID-CAP GROWTH	MID-CAP VALUE	NASDAQ-100	OIL & GAS	PHARMA- CEUTICALS	PRECIOUS METALS
Investment income:
Income dividends from investments in portfolio shares	$1,105	$3,128	$—	$—	$2,705	$—	$48,857	$6,889	$—
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—	—	—	—
Net investment income (expense)	1,105	3,128	—	—	2,705	—	48,857	6,889	—
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(88,781)	85,876	1,328,657	(50,731)	156,083	262,905	474,195	(127,023)	1,296,629
Net realized short-term capital gain distributions from investments in portfolio shares	11,372	—	171,233	—	—	638	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	196,746	—	—	56,090	23,718	153,631	—	41,930	—
Net realized gain (loss) on investments in portfolio shares	119,337	85,876	1,499,890	5,359	179,801	417,174	474,195	(85,093)	1,296,629
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	61,146	23,073	395,560	49,614	346,773	(45,173)	358,363	16,398	32,114
Net increase (decrease) in net assets from operations	$181,588	$112,077	$1,895,450	$54,973	$529,279	$372,001	$881,415	$(61,806)	$1,328,743

	PROFUNDS VP (continued)
	LARGE-CAP GROWTH	LARGE-CAP VALUE	MID-CAP	MID-CAP GROWTH	MID-CAP VALUE	NASDAQ-100	OIL & GAS	PHARMA- CEUTICALS	PRECIOUS METALS
Changes from operations:
Net investment income (expense)	$1,105	$3,128	$—	$—	$2,705	$—	$48,857	$6,889	$—
Net realized gain (loss) on investments in portfolio shares	119,337	85,876	1,499,890	5,359	179,801	417,174	474,195	(85,093)	1,296,629
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	61,146	23,073	395,560	49,614	346,773	(45,173)	358,363	16,398	32,114
Net increase (decrease) in net assets from operations	181,588	112,077	1,895,450	54,973	529,279	372,001	881,415	(61,806)	1,328,743
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	45,151	1,212	376,764	3,252	28,799	166,434	17,781	37,968	97,871
Contract redemptions	(95,333)	(38,547)	(3,068,656)	(64,970)	(500,583)	(993,717)	(81,323)	(131,943)	(474,482)
Net transfers	(247,846)	3,266,234	9,608,792	(3,162,803)	2,877,937	95,221	2,860,233	(254,471)	(481,088)
Net increase (decrease) in net assets from contract owners' transactions	(298,028)	3,228,899	6,916,900	(3,224,521)	2,406,153	(732,062)	2,796,691	(348,446)	(857,699)
Net increase (decrease) in net assets	(116,440)	3,340,976	8,812,350	(3,169,548)	2,935,432	(360,061)	3,678,106	(410,252)	471,044
Net assets, beginning of period	4,276,884	184,445	20,185,274	3,679,426	2,146,721	12,533,956	972,969	897,211	455,253
Net assets, end of period	$4,160,444	$3,525,421	$28,997,624	$509,878	$5,082,153	$12,173,895	$4,651,075	$486,959	$926,297

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2016

	PROFUNDS VP (continued)
	REAL ESTATE	RISING RATES OPPORTUNITY	SEMI- CONDUCTOR	SHORT EMERGING MARKETS	SHORT INTERNATIONAL
Investment income:
Income dividends from investments in portfolio shares	$18,268	$—	$1,179	$—	$—
Expenses:
Mortality and expense risk fees	—	—	—	—	—
Net investment income (expense)	18,268	—	1,179	—	—
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(63,825)	103,843	88,685	39,192	(129,287)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	—	—	—
Net realized gain (loss) on investments in portfolio shares	(63,825)	103,843	88,685	39,192	(129,287)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	12,241	(19,167)	(15,201)	(38,494)	1,629
Net increase (decrease) in net assets from operations	$(33,316)	$84,676	$74,663	$698	$(127,658)

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2016

	PROFUNDS VP (continued)
	REAL ESTATE	RISING RATES OPPORTUNITY	SEMI- CONDUCTOR	SHORT EMERGING MARKETS	SHORT INTERNATIONAL
Changes from operations:
Net investment income (expense)	$18,268	$—	$1,179	$—	$—
Net realized gain (loss) on investments in portfolio shares	(63,825)	103,843	88,685	39,192	(129,287)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	12,241	(19,167)	(15,201)	(38,494)	1,629
Net increase (decrease) in net assets from operations	(33,316)	84,676	74,663	698	(127,658)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	58,951	33,235	799	104	100,033
Contract redemptions	(75,564)	(498,796)	(58,978)	(129,570)	(234,051)
Net transfers	(736,830)	892,102	(256,736)	(2,748,047)	(68,049)
Net increase (decrease) in net assets from contract owners' transactions	(753,443)	426,541	(314,915)	(2,877,513)	(202,067)
Net increase (decrease) in net assets	(786,759)	511,217	(240,252)	(2,876,815)	(329,725)
Net assets, beginning of period	1,262,082	1,072,850	1,249,262	3,184,177	342,703
Net assets, end of period	$475,323	$1,584,067	$1,009,010	$307,362	$12,978

The accompanying notes are an integral part of these financial statements.

	PROFUNDS VP (continued)
	SHORT MID-CAP	SHORT NASDAQ-100	SHORT SMALL-CAP	SMALL CAP	SMALL-CAP GROWTH	SMALL-CAP VALUE	TECHNOLOGY	TELECOM- MUNICATIONS	U.S. GOVERNMENT PLUS
Investment income:
Income dividends from investments in portfolio shares	$—	$—	$—	$—	$—	$—	$—	$32,339	$—
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—	—	—	—
Net investment income (expense)	—	—	—	—	—	—	—	32,339	—
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(9,477)	(236,838)	(65,001)	41,124	(139,336)	868,817	(38,773)	255,512	7,961
Net realized short-term capital gain distributions from investments in portfolio shares	276	—	—	—	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	—	—	265,068	—	—	—	—
Net realized gain (loss) on investments in portfolio shares	(9,201)	(236,838)	(65,001)	41,124	125,732	868,817	(38,773)	255,512	7,961
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	332	1,734	236	1,266,150	191,343	527,516	78,394	16,657	70,404
Net increase (decrease) in net assets from operations	$(8,869)	$(235,104)	$(64,765)	$1,307,274	$317,075	$1,396,333	$39,621	$304,508	$78,365

	PROFUNDS VP (continued)
	SHORT MID-CAP	SHORT NASDAQ-100	SHORT SMALL-CAP	SMALL CAP	SMALL-CAP GROWTH	SMALL-CAP VALUE	TECHNOLOGY	TELECOM- MUNICATIONS	U.S. GOVERNMENT PLUS
Changes from operations:
Net investment income (expense)	$—	$—	$—	$—	$—	$—	$—	$32,339	$—
Net realized gain (loss) on investments in portfolio shares	(9,201)	(236,838)	(65,001)	41,124	125,732	868,817	(38,773)	255,512	7,961
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	332	1,734	236	1,266,150	191,343	527,516	78,394	16,657	70,404
Net increase (decrease) in net assets from operations	(8,869)	(235,104)	(64,765)	1,307,274	317,075	1,396,333	39,621	304,508	78,365
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	—	101,096	100,000	17,038	30,009	67,317	50,615	(42)	101,898
Contract redemptions	(2,466)	(1,035,717)	(102,256)	(281,756)	(132,242)	(568,505)	(72,437)	(185,490)	(1,645,830)
Net transfers	(16,756)	1,228,570	134,850	3,576,105	1,344,767	8,869,961	(244,779)	563,178	1,754,504
Net increase (decrease) in net assets from contract owners' transactions	(19,222)	293,949	132,594	3,311,387	1,242,534	8,368,773	(266,601)	377,646	210,572
Net increase (decrease) in net assets	(28,091)	58,845	67,829	4,618,661	1,559,609	9,765,106	(226,980)	682,154	288,937
Net assets, beginning of period	30,497	91,616	49,755	4,649,556	1,865,403	1,573,992	1,674,748	109,338	2,569,145
Net assets, end of period	$2,406	$150,461	$117,584	$9,268,217	$3,425,012	$11,339,098	$1,447,768	$791,492	$2,858,082

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2016

	PROFUNDS VP (continued)					PROFUNDS VP (continued)
	ULTRABULL	ULTRAMID- CAP	ULTRA- NASDAQ-100	ULTRASHORT NASDAQ-100	ULTRA- SMALL-CAP	UTILITIES
Investment income:
Income dividends from investments in portfolio shares	$—	$—	$—	$—	$—	$83,194
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—
Net investment income (expense)	—	—	—	—	—	83,194
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(220,478)	190,647	527,449	(240,741)	1,058,530	165,237
Net realized short-term capital gain distributions from investments in portfolio shares	267,868	—	72,871	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	55,726	—	61,321	—	—	155,320
Net realized gain (loss) on investments in portfolio shares	103,116	190,647	661,641	(240,741)	1,058,530	320,557
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	21,092	143,117	(377,024)	5,072	(12,549)	7,628
Net increase (decrease) in net assets from operations	$124,208	$333,764	$284,617	$(235,669)	$1,045,981	$411,379

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2016

	PROFUNDS VP (continued)					PROFUNDS VP (continued)
	ULTRABULL	ULTRAMID- CAP	ULTRA- NASDAQ-100	ULTRASHORT NASDAQ-100	ULTRA- SMALL-CAP	UTILITIES
Changes from operations:
Net investment income (expense)	$—	$—	$—	$—	$—	$83,194
Net realized gain (loss) on investments in portfolio shares	103,116	190,647	661,641	(240,741)	1,058,530	320,557
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	21,092	143,117	(377,024)	5,072	(12,549)	7,628
Net increase (decrease) in net assets from operations	124,208	333,764	284,617	(235,669)	1,045,981	411,379
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	33,127	24,786	25,253	5,700	36,346	196,447
Contract redemptions	(191,486)	(76,293)	(50,114)	(37,580)	(173,840)	(918,829)
Net transfers	1,902,621	1,491,048	12,623,279	577,396	255,465	1,552,816
Net increase (decrease) in net assets from contract owners' transactions	1,744,262	1,439,541	12,598,418	545,516	117,971	830,434
Net increase (decrease) in net assets	1,868,470	1,773,305	12,883,035	309,847	1,163,952	1,241,813
Net assets, beginning of period	742,900	308,066	1,713,844	182,365	533,787	1,083,482
Net assets, end of period	$2,611,370	$2,081,371	$14,596,879	$492,212	$1,697,739	$2,325,295

*  See Footnote 8 for details.

The accompanying notes are an integral part of these financial statements.

	PUTNAM VARIABLE TRUST							REDWOOD INVESTMENT MANAGEMENT
	ABSOLUTE RETURN 500	AMERICAN GOVERNMENT INCOME	DIVERSIFIED INCOME	EQUITY INCOME	HIGH YIELD	INCOME	VOYAGER (k)*	VIT MANAGED VOLATILITY CLASS I
Investment income:
Income dividends from investments in portfolio shares	$113,234	$27,730	$207,407	$113,347	$1,387,443	$330,101	$12,700	$150,098
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—	—	—
Net investment income (expense)	113,234	27,730	207,407	113,347	1,387,443	330,101	12,700	150,098
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(174,467)	(17,916)	(287,610)	(121,829)	737,992	(255,151)	(264,522)	(247,294)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	—	106,712	—	—	58,348	—
Net realized gain (loss) on investments in portfolio shares	(174,467)	(17,916)	(287,610)	(15,117)	737,992	(255,151)	(206,174)	(247,294)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	46,675	(21,777)	123,774	534,537	247,619	73,663	160,481	1,705,499
Net increase (decrease) in net assets from operations	$(14,558)	$(11,963)	$43,571	$632,767	$2,373,054	$148,613	$(32,993)	$1,608,303

	PUTNAM VARIABLE TRUST							REDWOOD INVESTMENT MANAGEMENT
	ABSOLUTE RETURN 500	AMERICAN GOVERNMENT INCOME	DIVERSIFIED INCOME	EQUITY INCOME	HIGH YIELD	INCOME	VOYAGER (k)*	VIT MANAGED VOLATILITY CLASS I
Changes from operations:
Net investment income (expense)	$113,234	$27,730	$207,407	$113,347	$1,387,443	$330,101	$12,700	$150,098
Net realized gain (loss) on investments in portfolio shares	(174,467)	(17,916)	(287,610)	(15,117)	737,992	(255,151)	(206,174)	(247,294)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	46,675	(21,777)	123,774	534,537	247,619	73,663	160,481	1,705,499
Net increase (decrease) in net assets from operations	(14,558)	(11,963)	43,571	632,767	2,373,054	148,613	(32,993)	1,608,303
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	78,128	106,225	118,585	92,271	177,133	183,407	30,023	(312)
Contract redemptions	(125,567)	(91,639)	(220,596)	(247,933)	(1,141,289)	(455,964)	(22,905)	(8,098,274)
Net transfers	(1,903,862)	(314,516)	(1,808,462)	(1,104,805)	15,169,194	176,127	(1,383,619)	(224,985)
Net increase (decrease) in net assets from contract owners' transactions	(1,951,301)	(299,930)	(1,910,473)	(1,260,467)	14,205,038	(96,430)	(1,376,501)	(8,323,571)
Net increase (decrease) in net assets	(1,965,859)	(311,893)	(1,866,902)	(627,700)	16,578,092	52,183	(1,409,494)	(6,715,268)
Net assets, beginning of period	3,322,412	1,426,163	4,248,178	5,832,441	1,042,645	7,630,811	1,409,494	19,156,061
Net assets, end of period	$1,356,553	$1,114,270	$2,381,276	$5,204,741	$17,620,737	$7,682,994	$—	$12,440,793

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2016

	REDWOOD INVESTMENT MANAGEMENT (continued)	ROYCE CAPITAL FUND		RUSSELL INVESTMENT FUNDS
	VIT MANAGED VOLATILITY CLASS N	MICRO-CAP	SMALL-CAP	AGGRESSIVE EQUITY	BALANCED STRATEGY
Investment income:
Income dividends from investments in portfolio shares	$56,674	$31,247	$157,195	$173	$25,750
Expenses:
Mortality and expense risk fees	—	251	357	—	—
Net investment income (expense)	56,674	30,996	156,838	173	25,750
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	153,317	(117,661)	(1,305,196)	(33)	657
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	1,553,949	11	12,583
Net realized gain (loss) on investments in portfolio shares	153,317	(117,661)	248,753	(22)	13,240
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	345,065	509,790	1,160,163	3,557	29,387
Net increase (decrease) in net assets from operations	$555,056	$423,125	$1,565,754	$3,708	$68,377

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2016

	REDWOOD INVESTMENT MANAGEMENT (continued)	ROYCE CAPITAL FUND		RUSSELL INVESTMENT FUNDS
	VIT MANAGED VOLATILITY CLASS N	MICRO-CAP	SMALL-CAP	AGGRESSIVE EQUITY	BALANCED STRATEGY
Changes from operations:
Net investment income (expense)	$56,674	$30,996	$156,838	$173	$25,750
Net realized gain (loss) on investments in portfolio shares	153,317	(117,661)	248,753	(22)	13,240
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	345,065	509,790	1,160,163	3,557	29,387
Net increase (decrease) in net assets from operations	555,056	423,125	1,565,754	3,708	68,377
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	218,126	87,128	464,453	—	—
Contract redemptions	(662,571)	(103,599)	(449,680)	(182)	(1,620)
Net transfers	1,051,825	2,061,155	813,913	—	(37,910)
Net increase (decrease) in net assets from contract owners' transactions	607,380	2,044,684	828,686	(182)	(39,530)
Net increase (decrease) in net assets	1,162,436	2,467,809	2,394,440	3,526	28,847
Net assets, beginning of period	5,071,819	2,163,093	7,069,736	20,029	769,878
Net assets, end of period	$6,234,255	$4,630,902	$9,464,176	$23,555	$798,725

The accompanying notes are an integral part of these financial statements.

	RUSSELL INVESTMENT FUNDS (continued)						SEI INSURANCE PRODUCTS TRUST
	CORE BOND	EQUITY GROWTH STRATEGY	GLOBAL REAL ESTATE SECURITIES	MODERATE STRATEGY	MULTI- STYLE EQUITY	NON-U.S.	BALANCED STRATEGY	CONSERV- ATIVE STRATEGY	DEFENSIVE STRATEGY
Investment income:
Income dividends from investments in portfolio shares	$5,958	$6,147	$48,939	$11,968	$2,017	$4,186	$7,719	$24,319	$8,057
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—	—	—	—
Net investment income (expense)	5,958	6,147	48,939	11,968	2,017	4,186	7,719	24,319	8,057
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(1,139)	(4)	(58,842)	(48)	(109)	2,626	(908)	13,322	647
Net realized short-term capital gain distributions from investments in portfolio shares	7,990	—	3,427	—	1,924	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	2,038	—	25,176	14,171	11,018	—	2,767	4,862	267
Net realized gain (loss) on investments in portfolio shares	8,889	(4)	(30,239)	14,123	12,833	2,626	1,859	18,184	914
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(1,814)	15,937	36,744	(2,660)	5,406	(3,507)	1,071	20,929	6,499
Net increase (decrease) in net assets from operations	$13,033	$22,080	$55,444	$23,431	$20,256	$3,305	$10,649	$63,432	$15,470

	RUSSELL INVESTMENT FUNDS (continued)						SEI INSURANCE PRODUCTS TRUST
	CORE BOND	EQUITY GROWTH STRATEGY	GLOBAL REAL ESTATE SECURITIES	MODERATE STRATEGY	MULTI- STYLE EQUITY	NON-U.S.	BALANCED STRATEGY	CONSERV- ATIVE STRATEGY	DEFENSIVE STRATEGY
Changes from operations:
Net investment income (expense)	$5,958	$6,147	$48,939	$11,968	$2,017	$4,186	$7,719	$24,319	$8,057
Net realized gain (loss) on investments in portfolio shares	8,889	(4)	(30,239)	14,123	12,833	2,626	1,859	18,184	914
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(1,814)	15,937	36,744	(2,660)	5,406	(3,507)	1,071	20,929	6,499
Net increase (decrease) in net assets from operations	13,033	22,080	55,444	23,431	20,256	3,305	10,649	63,432	15,470
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	—	—	1	1	1	—	(1)	(101)	525
Contract redemptions	(1,746)	(1,862)	(13,099)	(1,260)	(1,960)	(23,748)	(14,367)	(95,820)	22,208
Net transfers	(65,786)	—	(784,921)	—	—	—	324,447	130,821	472,483
Net increase (decrease) in net assets from contract owners' transactions	(67,532)	(1,862)	(798,019)	(1,259)	(1,959)	(23,748)	310,079	34,900	495,216
Net increase (decrease) in net assets	(54,499)	20,218	(742,575)	22,172	18,297	(20,443)	320,728	98,332	510,686
Net assets, beginning of period	402,818	204,727	1,641,588	303,026	192,040	143,680	92,299	1,392,462	444,091
Net assets, end of period	$348,319	$224,945	$899,013	$325,198	$210,337	$123,237	$413,027	$1,490,794	$954,777

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2016

	SEI INSURANCE PRODUCTS TRUST (continued)			T. ROWE PRICE EQUITY SERIES		T. ROWE PRICE EQUITY SERIES (continued)	T. ROWE PRICE FIXED INCOME SERIES
	MARKET GROWTH STRATEGY	MARKET PLUS STRATEGY	MODERATE STRATEGY	BLUE CHIP GROWTH II	EQUITY INCOME II	HEALTH SCIENCES II	LIMITED-TERM BOND II
Investment income:
Income dividends from investments in portfolio shares	$49,919	$18,824	$33,081	$—	$279,792	$—	$95,325
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—	—
Net investment income (expense)	49,919	18,824	33,081	—	279,792	—	95,325
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(77,954)	(56,839)	(34,994)	1,118,214	152,449	(5,454,941)	(15,155)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	82,596	6,563	—
Net realized long-term capital gain distributions from investments in portfolio shares	70,464	40,861	11,980	—	1,331,255	105,015	—
Net realized gain (loss) on investments in portfolio shares	(7,490)	(15,978)	(23,014)	1,118,214	1,566,300	(5,343,363)	(15,155)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	141,985	80,970	81,932	(1,047,416)	485,707	2,032,395	7,448
Net increase (decrease) in net assets from operations	$184,414	$83,816	$91,999	$70,798	$2,331,799	$(3,310,968)	$87,618

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2016

	SEI INSURANCE PRODUCTS TRUST (continued)			T. ROWE PRICE EQUITY SERIES		T. ROWE PRICE EQUITY SERIES (continued)	T. ROWE PRICE FIXED INCOME SERIES
	MARKET GROWTH STRATEGY	MARKET PLUS STRATEGY	MODERATE STRATEGY	BLUE CHIP GROWTH II	EQUITY INCOME II	HEALTH SCIENCES II	LIMITED-TERM BOND II
Changes from operations:
Net investment income (expense)	$49,919	$18,824	$33,081	$—	$279,792	$—	$95,325
Net realized gain (loss) on investments in portfolio shares	(7,490)	(15,978)	(23,014)	1,118,214	1,566,300	(5,343,363)	(15,155)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	141,985	80,970	81,932	(1,047,416)	485,707	2,032,395	7,448
Net increase (decrease) in net assets from operations	184,414	83,816	91,999	70,798	2,331,799	(3,310,968)	87,618
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	6,354	155	79,929	1,631,260	102,232	394,614	90,145
Contract redemptions	(912,798)	(650,338)	(677,232)	(1,550,071)	(1,554,799)	(1,092,289)	(509,698)
Net transfers	164,098	17,795	507,402	(512,293)	2,709,682	(10,270,414)	(623,836)
Net increase (decrease) in net assets from contract owners' transactions	(742,346)	(632,388)	(89,901)	(431,104)	1,257,115	(10,968,089)	(1,043,389)
Net increase (decrease) in net assets	(557,932)	(548,572)	2,098	(360,306)	3,588,914	(14,279,057)	(955,771)
Net assets, beginning of period	2,602,996	1,396,266	1,442,379	33,663,065	11,608,464	29,373,404	10,293,983
Net assets, end of period	$2,045,064	$847,694	$1,444,477	$33,302,759	$15,197,378	$15,094,347	$9,338,212

*  See Footnote 8 for details.

The accompanying notes are an integral part of these financial statements.

	THIRD AVENUE VARIABLE SERIES TRUST	TIMOTHY PLAN VARIABLE SERIES		TORTOISE VARIABLE INSURANCE PORTFOLIO	VANECK VIP TRUST (l)*
	VALUE	CONSERVATIVE GROWTH	STRATEGIC GROWTH	MLP & PIPELINE	EMERGING MARKETS	GLOBAL GOLD	GLOBAL HARD ASSETS
Investment income:
Income dividends from investments in portfolio shares	$38,925	$19,641	$9,982	$61,796	$63,352	$6,263	$11,911
Expenses:
Mortality and expense risk fees	54	—	—	—	381	—	19
Net investment income (expense)	38,871	19,641	9,982	61,796	62,971	6,263	11,892
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(58,221)	(189,041)	(110,246)	123,621	(961,136)	1,131,157	(265,965)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	189,679	217,152	—	68,632	—	—
Net realized gain (loss) on investments in portfolio shares	(58,221)	638	106,906	123,621	(892,504)	1,131,157	(265,965)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	492,080	135,843	45,020	1,114,327	741,622	(1,061,160)	1,353,002
Net increase (decrease) in net assets from operations	$472,730	$156,122	$161,908	$1,299,744	$(87,911)	$76,260	$1,098,929

	THIRD AVENUE VARIABLE SERIES TRUST	TIMOTHY PLAN VARIABLE SERIES		TORTOISE VARIABLE INSURANCE PORTFOLIO	VANECK VIP TRUST (l)*
	VALUE	CONSERVATIVE GROWTH	STRATEGIC GROWTH	MLP & PIPELINE	EMERGING MARKETS	GLOBAL GOLD	GLOBAL HARD ASSETS
Changes from operations:
Net investment income (expense)	$38,871	$19,641	$9,982	$61,796	$62,971	$6,263	$11,892
Net realized gain (loss) on investments in portfolio shares	(58,221)	638	106,906	123,621	(892,504)	1,131,157	(265,965)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	492,080	135,843	45,020	1,114,327	741,622	(1,061,160)	1,353,002
Net increase (decrease) in net assets from operations	472,730	156,122	161,908	1,299,744	(87,911)	76,260	1,098,929
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	45,812	5,648	8,832	69,499	478,316	229,159	28,129
Contract redemptions	(111,504)	(423,719)	(696,238)	(727,675)	(726,556)	(223,713)	(865,404)
Net transfers	246,141	(195,287)	603,129	3,775,868	1,489,651	2,856,910	2,906,975
Net increase (decrease) in net assets from contract owners' transactions	180,449	(613,358)	(84,277)	3,117,692	1,241,411	2,862,356	2,069,700
Net increase (decrease) in net assets	653,179	(457,236)	77,631	4,417,436	1,153,500	2,938,616	3,168,629
Net assets, beginning of period	3,791,823	2,722,242	2,309,547	2,269,984	13,994,045	830,436	2,491,968
Net assets, end of period	$4,445,002	$2,265,006	$2,387,178	$6,687,420	$15,147,545	$3,769,052	$5,660,597

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2016

	VANECK VIP TRUST (continued) (l)*	VANGUARD VARIABLE INSURANCE FUND
	UNCONSTRAINED EMERGING MARKETS BOND	BALANCED	CAPITAL GROWTH	DIVERSIFIED VALUE	EQUITY INCOME
Investment income:
Income dividends from investments in portfolio shares	$—	$948,684	$150,535	$352,870	$1,175,643
Expenses:
Mortality and expense risk fees	—	77,501	23,768	24,457	59,714
Net investment income (expense)	—	871,183	126,767	328,413	1,115,929
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(51,855)	(394,213)	178,223	(19,141)	(90,065)
Net realized short-term capital gain distributions from investments in portfolio shares	—	21,411	2,367	—	373,060
Net realized long-term capital gain distributions from investments in portfolio shares	—	1,638,786	328,050	721,814	2,583,186
Net realized gain (loss) on investments in portfolio shares	(51,855)	1,265,984	508,640	702,673	2,866,181
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	175,241	2,265,836	772,719	665,638	2,967,956
Net increase (decrease) in net assets from operations	$123,386	$4,403,003	$1,408,126	$1,696,724	$6,950,066

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2016

	VANECK VIP TRUST (continued) (l)*	VANGUARD VARIABLE INSURANCE FUND
	UNCONSTRAINED EMERGING MARKETS BOND	BALANCED	CAPITAL GROWTH	DIVERSIFIED VALUE	EQUITY INCOME
Changes from operations:
Net investment income (expense)	$—	$871,183	$126,767	$328,413	$1,115,929
Net realized gain (loss) on investments in portfolio shares	(51,855)	1,265,984	508,640	702,673	2,866,181
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	175,241	2,265,836	772,719	665,638	2,967,956
Net increase (decrease) in net assets from operations	123,386	4,403,003	1,408,126	1,696,724	6,950,066
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	4,858	1,613,294	410,804	318,741	1,170,662
Contract redemptions	(131,694)	(1,438,366)	(861,211)	(644,606)	(1,205,824)
Net transfers	(57,444)	11,617,933	2,306,066	1,428,538	9,161,535
Net increase (decrease) in net assets from contract owners' transactions	(184,280)	11,792,861	1,855,659	1,102,673	9,126,373
Net increase (decrease) in net assets	(60,894)	16,195,864	3,263,785	2,799,397	16,076,439
Net assets, beginning of period	887,509	35,258,415	12,996,519	12,848,223	41,902,886
Net assets, end of period	$826,615	$51,454,279	$16,260,304	$15,647,620	$57,979,325

*  See Footnote 8 for details.

The accompanying notes are an integral part of these financial statements.

	VANGUARD VARIABLE INSURANCE FUND (continued)
	EQUITY INDEX	GROWTH	HIGH YIELD BOND	INTERNATIONAL	MID-CAP INDEX	REIT INDEX	SHORT-TERM INVESTMENT GRADE	SMALL COMPANY GROWTH	TOTAL BOND MARKET INDEX
Investment income:
Income dividends from investments in portfolio shares	$1,108,298	$85,663	$1,271,264	$479,695	$372,843	$1,127,693	$1,855,842	$48,473	$2,023,932
Expenses:
Mortality and expense risk fees	125,530	38,779	42,568	66,843	60,718	79,584	190,526	28,509	196,655
Net investment income (expense)	982,768	46,884	1,228,696	412,852	312,125	1,048,109	1,665,316	19,964	1,827,277
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	446,874	(488,723)	(707,760)	(166,200)	(9,846)	34,288	(99,674)	(787,518)	(241,391)
Net realized short-term capital gain distributions from investments in portfolio shares	7,301	—	—	—	—	75,180	—	58,298	36,533
Net realized long-term capital gain distributions from investments in portfolio shares	898,028	1,634,402	—	558,502	1,854,002	2,916,966	—	1,172,514	204,585
Net realized gain (loss) on investments in portfolio shares	1,352,203	1,145,679	(707,760)	392,302	1,844,156	3,026,434	(99,674)	443,294	(273)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	4,530,170	(1,544,209)	2,157,216	(77,499)	981,642	(1,077,236)	901,115	1,883,222	(881,684)
Net increase (decrease) in net assets from operations	$6,865,141	$(351,646)	$2,678,152	$727,655	$3,137,923	$2,997,307	$2,466,757	$2,346,480	$945,320

	VANGUARD VARIABLE INSURANCE FUND (continued)
	EQUITY INDEX	GROWTH	HIGH YIELD BOND	INTERNATIONAL	MID-CAP INDEX	REIT INDEX	SHORT-TERM INVESTMENT GRADE	SMALL COMPANY GROWTH	TOTAL BOND MARKET INDEX
Changes from operations:
Net investment income (expense)	$982,768	$46,884	$1,228,696	$412,852	$312,125	$1,048,109	$1,665,316	$19,964	$1,827,277
Net realized gain (loss) on investments in portfolio shares	1,352,203	1,145,679	(707,760)	392,302	1,844,156	3,026,434	(99,674)	443,294	(273)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	4,530,170	(1,544,209)	2,157,216	(77,499)	981,642	(1,077,236)	901,115	1,883,222	(881,684)
Net increase (decrease) in net assets from operations	6,865,141	(351,646)	2,678,152	727,655	3,137,923	2,997,307	2,466,757	2,346,480	945,320
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	2,853,894	2,048,396	927,428	1,299,083	921,303	1,893,967	3,351,060	2,636,047	8,985,426
Contract redemptions	(3,480,785)	(1,012,722)	(808,113)	(2,036,804)	(1,810,654)	(2,356,669)	(4,227,141)	(502,335)	(5,125,226)
Net transfers	21,226,930	621,121	7,764,529	12,071,506	6,764,738	6,385,819	16,750,621	1,403,452	41,928,549
Net increase (decrease) in net assets from contract owners' transactions	20,600,039	1,656,795	7,883,844	11,333,785	5,875,387	5,923,117	15,874,540	3,537,164	45,788,749
Net increase (decrease) in net assets	27,465,180	1,305,149	10,561,996	12,061,440	9,013,310	8,920,424	18,341,297	5,883,644	46,734,069
Net assets, beginning of period	46,132,999	17,795,242	18,591,448	32,450,400	26,772,140	44,023,599	94,852,169	14,017,774	77,773,484
Net assets, end of period	$73,598,179	$19,100,391	$29,153,444	$44,511,840	$35,785,450	$52,944,023	$113,193,466	$19,901,418	$124,507,553

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2016

	VANGUARD VARIABLE INSURANCE FUND (continued)	VIRTUS VARIABLE INSURANCE TRUST
	TOTAL STOCK MARKET INDEX	EQUITY TREND	INTERNATIONAL	MULTI- SECTOR FIXED INCOME	REAL ESTATE SECURITIES
Investment income:
Income dividends from investments in portfolio shares	$945,853	$—	$9,259	$302,014	$87,174
Expenses:
Mortality and expense risk fees	126,789	—	—	—	—
Net investment income (expense)	819,064	—	9,259	302,014	87,174
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	268,636	(697,688)	(523,292)	(219,563)	(630,960)
Net realized short-term capital gain distributions from investments in portfolio shares	27,359	—	—	—	28,121
Net realized long-term capital gain distributions from investments in portfolio shares	2,438,895	—	239,448	—	659,236
Net realized gain (loss) on investments in portfolio shares	2,734,890	(697,688)	(283,844)	(219,563)	56,397
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	5,341,476	519,004	171,803	474,714	122,186
Net increase (decrease) in net assets from operations	$8,895,430	$(178,684)	$(102,782)	$557,165	$265,757

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2016

	VANGUARD VARIABLE INSURANCE FUND (continued)	VIRTUS VARIABLE INSURANCE TRUST
	TOTAL STOCK MARKET INDEX	EQUITY TREND	INTERNATIONAL	MULTI- SECTOR FIXED INCOME	REAL ESTATE SECURITIES
Changes from operations:
Net investment income (expense)	$819,064	$—	$9,259	$302,014	$87,174
Net realized gain (loss) on investments in portfolio shares	2,734,890	(697,688)	(283,844)	(219,563)	56,397
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	5,341,476	519,004	171,803	474,714	122,186
Net increase (decrease) in net assets from operations	8,895,430	(178,684)	(102,782)	557,165	265,757
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	3,781,725	(7,725)	26,485	79,648	116,342
Contract redemptions	(3,614,367)	(1,033,694)	(65,455)	(390,589)	(240,475)
Net transfers	19,507,775	(2,233,019)	(913,626)	1,160,197	(181,608)
Net increase (decrease) in net assets from contract owners' transactions	19,675,133	(3,274,438)	(952,596)	849,256	(305,741)
Net increase (decrease) in net assets	28,570,563	(3,453,122)	(1,055,378)	1,406,421	(39,984)
Net assets, beginning of period	61,570,684	5,240,335	2,215,933	5,850,694	4,205,354
Net assets, end of period	$90,141,247	$1,787,213	$1,160,555	$7,257,115	$4,165,370

*  See Footnote 8 for details.

The accompanying notes are an integral part of these financial statements.

	WELLS FARGO VT FUNDS			WESTCHESTER CAPITAL MANAGEMENT	WILSHIRE VARIABLE INSURANCE TRUST
	DISCOVERY	OPPORTUNITY	SMALL CAP VALUE (m)*	MERGER FUND VL	2015 ETF	2035 ETF	COMBINED TOTAL
Investment income:
Income dividends from investments in portfolio shares	$—	$18,349	$245	$99,220	$995	$442	$59,876,038
Expenses:
Mortality and expense risk fees	1,253	13	—	—	—	—	1,802,704
Net investment income (expense)	(1,253)	18,336	245	99,220	995	442	58,073,334
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(386,180)	(25,189)	(54,925)	(47,933)	(65)	8,143	(52,671,851)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	122,124	10	1	4,020,759
Net realized long-term capital gain distributions from investments in portfolio shares	234,311	91,100	—	31,252	968	207	58,192,535
Net realized gain (loss) on investments in portfolio shares	(151,869)	65,911	(54,925)	105,443	913	8,351	9,541,443
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	329,690	38,449	55,935	101,769	904	(2,350)	152,665,823
Net increase (decrease) in net assets from operations	$176,568	$122,696	$1,255	$306,432	$2,812	$6,443	$220,280,600

	WELLS FARGO VT FUNDS			WESTCHESTER CAPITAL MANAGEMENT	WILSHIRE VARIABLE INSURANCE TRUST
	DISCOVERY	OPPORTUNITY	SMALL CAP VALUE (m)*	MERGER FUND VL	2015 ETF	2035 ETF	COMBINED TOTAL
Changes from operations:
Net investment income (expense)	$(1,253)	$18,336	$245	$99,220	$995	$442	$58,073,334
Net realized gain (loss) on investments in portfolio shares	(151,869)	65,911	(54,925)	105,443	913	8,351	9,541,443
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	329,690	38,449	55,935	101,769	904	(2,350)	152,665,823
Net increase (decrease) in net assets from operations	176,568	122,696	1,255	306,432	2,812	6,443	220,280,600
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	34,558	1,674	—	1,312,486	1	—	712,336,392
Contract redemptions	(166,750)	(23,484)	(11,710)	(412,833)	(677)	(2,130)	(369,876,600)
Net transfers	(727,740)	263,635	(630,779)	(222,363)	—	(257,877)	78
Net increase (decrease) in net assets from contract owners' transactions	(859,932)	241,825	(642,489)	677,290	(676)	(260,007)	342,459,870
Net increase (decrease) in net assets	(683,364)	364,521	(641,234)	983,722	2,136	(253,564)	562,740,470
Net assets, beginning of period	4,224,828	611,381	641,234	12,885,030	43,347	282,547	3,138,721,869
Net assets, end of period	$3,541,464	$975,902	$—	$13,868,752	$45,483	$28,983	$3,701,462,339

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations

For the Year Ended December 31, 2015

	AB VARIABLE PRODUCTS SERIES FUND (e)*					AB VARIABLE PRODUCTS SERIES FUND (e)* (continued)
	DYNAMIC ASSET ALLOCATION	GLOBAL THEMATIC GROWTH	GROWTH AND INCOME	INTERNATIONAL GROWTH	INTERNATIONAL VALUE	SMALL CAP GROWTH	SMALL-MID CAP VALUE
Investment income:
Income dividends from investments in portfolio shares	$11,472	$—	$101,975	$852	$34,400	$—	$37,627
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—	—
Net investment income (expense)	11,472	—	101,975	852	34,400	—	37,627
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(21,896)	99,810	405,056	(566)	(23,018)	14,713	288,666
Net realized short-term capital gain distributions from investments in portfolio shares	17,163	—	—	—	—	—	68,160
Net realized long-term capital gain distributions from investments in portfolio shares	13,163	—	—	—	—	202,332	1,089,500
Net realized gain (loss) on investments in portfolio shares	8,430	99,810	405,056	(566)	(23,018)	217,045	1,446,326
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(77,103)	(1,243)	(408,636)	(31,506)	33,776	(223,184)	(1,866,587)
Net increase (decrease) in net assets from operations	$(57,201)	$98,567	$98,395	$(31,220)	$45,158	$(6,139)	$(382,634)

Statements of Changes in Net Assets

For the Year Ended December 31, 2015

	AB VARIABLE PRODUCTS SERIES FUND (e)*					AB VARIABLE PRODUCTS SERIES FUND (e)* (continued)
	DYNAMIC ASSET ALLOCATION	GLOBAL THEMATIC GROWTH	GROWTH AND INCOME	INTERNATIONAL GROWTH	INTERNATIONAL VALUE	SMALL CAP GROWTH	SMALL-MID CAP VALUE
Changes from operations:
Net investment income (expense)	$11,472	$—	$101,975	$852	$34,400	$—	$37,627
Net realized gain (loss) on investments in portfolio shares	8,430	99,810	405,056	(566)	(23,018)	217,045	1,446,326
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(77,103)	(1,243)	(408,636)	(31,506)	33,776	(223,184)	(1,866,587)
Net increase (decrease) in net assets from operations	(57,201)	98,567	98,395	(31,220)	45,158	(6,139)	(382,634)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	26,784	152,413	266,464	19,694	5,641	12,201	290,121
Contract redemptions	(251,835)	(89,734)	(632,402)	(53,010)	(156,303)	(58,598)	(354,679)
Net transfers	683,747	(3,053)	812,963	(146,612)	242,914	(203,039)	(671,459)
Net increase (decrease) in net assets from contract owners' transactions	458,696	59,626	447,025	(179,928)	92,252	(249,436)	(736,017)
Net increase (decrease) in net assets	401,495	158,193	545,420	(211,148)	137,410	(255,575)	(1,118,651)
Net assets, beginning of period	1,044,493	239,434	7,394,054	1,509,981	1,309,388	1,292,971	6,753,792
Net assets, end of period	$1,445,988	$397,627	$7,939,474	$1,298,833	$1,446,798	$1,037,396	$5,635,141

*  See Footnote 8 for details.

The accompanying notes are an integral part of these financial statements.

	ADVISORS PREFERRED TRUST	THE ALGER PORTFOLIOS				ALPS VARIABLE INVESTMENT TRUST
	GOLD BULLION STRATEGY	CAPITAL APPRECIATION	LARGE CAP GROWTH	MID CAP GROWTH	SMALL CAP GROWTH	ALPS\ ALERIAN ENERGY INFRA- STRUCTURE	ALPS/ RED ROCKS LISTED PRIVATE EQUITY (a)*
Investment income:
Income dividends from investments in portfolio shares	$—	$14,116	$—	$—	$—	$60,287	$154
Expenses:
Mortality and expense risk fees	—	686	275	962	188	—	—
Net investment income (expense)	—	13,430	(275)	(962)	(188)	60,287	154
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(324,346)	(309,116)	(143,859)	(79,652)	13,458	(535,260)	(1,624)
Net realized short-term capital gain distributions from investments in portfolio shares	—	64,898	104,291	—	—	11,889	79
Net realized long-term capital gain distributions from investments in portfolio shares	—	1,806,608	146,511	—	47,540	147,949	32
Net realized gain (loss) on investments in portfolio shares	(324,346)	1,562,390	106,943	(79,652)	60,998	(375,422)	(1,513)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(73,146)	(761,815)	20,479	(71,438)	(62,219)	(2,973,385)	(11,259)
Net increase (decrease) in net assets from operations	$(397,492)	$814,005	$127,147	$(152,052)	$(1,409)	$(3,288,520)	$(12,618)

	ADVISORS PREFERRED TRUST	THE ALGER PORTFOLIOS				ALPS VARIABLE INVESTMENT TRUST
	GOLD BULLION STRATEGY	CAPITAL APPRECIATION	LARGE CAP GROWTH	MID CAP GROWTH	SMALL CAP GROWTH	ALPS\ ALERIAN ENERGY INFRA- STRUCTURE	ALPS/ RED ROCKS LISTED PRIVATE EQUITY (a)*
Changes from operations:
Net investment income (expense)	$—	$13,430	$(275)	$(962)	$(188)	$60,287	$154
Net realized gain (loss) on investments in portfolio shares	(324,346)	1,562,390	106,943	(79,652)	60,998	(375,422)	(1,513)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(73,146)	(761,815)	20,479	(71,438)	(62,219)	(2,973,385)	(11,259)
Net increase (decrease) in net assets from operations	(397,492)	814,005	127,147	(152,052)	(1,409)	(3,288,520)	(12,618)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	22,280	599,295	24,613	54,879	—	143,847	51,663
Contract redemptions	(186,080)	(910,331)	(417,802)	(168,476)	(7,118)	(241,910)	(175)
Net transfers	1,360,696	3,026,309	(1,018,171)	(316,908)	(148,329)	2,750,688	201,554
Net increase (decrease) in net assets from contract owners' transactions	1,196,896	2,715,273	(1,411,360)	(430,505)	(155,447)	2,652,625	253,042
Net increase (decrease) in net assets	799,404	3,529,278	(1,284,213)	(582,557)	(156,856)	(635,895)	240,424
Net assets, beginning of period	1,363,492	13,483,896	3,557,176	1,378,037	314,926	7,122,199	—
Net assets, end of period	$2,162,896	$17,013,174	$2,272,963	$795,480	$158,070	$6,486,304	$240,424

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2015

	ALPS VARIABLE INVESTMENT TRUST (continued) (MORNINGSTAR ETF ASSET ALLOCATION) (z)*
	AGGRESSIVE GROWTH	BALANCED	CONSERVATIVE	GROWTH	INCOME AND GROWTH
Investment income:
Income dividends from investments in portfolio shares	$6,356	$123,704	$34,667	$65,571	$29,029
Expenses:
Mortality and expense risk fees	—	—	—	—	—
Net investment income (expense)	6,356	123,704	34,667	65,571	29,029
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	4,546	239,781	(51,782)	132,332	108,512
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	7,701	231,452	70,855	75,417	72,446
Net realized gain (loss) on investments in portfolio shares	12,247	471,233	19,073	207,749	180,958
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(30,440)	(782,968)	(73,482)	(436,010)	(231,751)
Net increase (decrease) in net assets from operations	$(11,837)	$(188,031)	$(19,742)	$(162,690)	$(21,764)

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2015

	ALPS VARIABLE INVESTMENT TRUST (continued) (MORNINGSTAR ETF ASSET ALLOCATION) (z)*
	AGGRESSIVE GROWTH	BALANCED	CONSERVATIVE	GROWTH	INCOME AND GROWTH
Changes from operations:
Net investment income (expense)	$6,356	$123,704	$34,667	$65,571	$29,029
Net realized gain (loss) on investments in portfolio shares	12,247	471,233	19,073	207,749	180,958
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(30,440)	(782,968)	(73,482)	(436,010)	(231,751)
Net increase (decrease) in net assets from operations	(11,837)	(188,031)	(19,742)	(162,690)	(21,764)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	199,147	528,926	96,991	124,688	3,721
Contract redemptions	(149,934)	(522,313)	(445,107)	(242,661)	(880,453)
Net transfers	136,775	3,349,411	(1,914,856)	1,604,099	453,068
Net increase (decrease) in net assets from contract owners' transactions	185,988	3,356,024	(2,262,972)	1,486,126	(423,664)
Net increase (decrease) in net assets	174,151	3,167,993	(2,282,714)	1,323,436	(445,428)
Net assets, beginning of period	387,544	5,251,873	4,446,265	3,713,502	2,318,451
Net assets, end of period	$561,695	$8,419,866	$2,163,551	$5,036,938	$1,873,023

*  See Footnote 8 for details.

The accompanying notes are an integral part of these financial statements.

	AMERICAN CENTURY VARIABLE PORTFOLIOS								AMERICAN FUNDS INSURANCE SERIES
	BALANCED	INCOME & GROWTH	INFLATION PROTECTION	INTERNATIONAL	LARGE COMPANY VALUE	MID CAP VALUE	ULTRA	VALUE	ASSET ALLOCATION
Investment income:
Income dividends from investments in portfolio shares	$67,349	$134,972	$68,284	$9,301	$64,244	$176,926	$6,245	$165,758	$194,688
Expenses:
Mortality and expense risk fees	—	26	—	89	—	—	—	—	—
Net investment income (expense)	67,349	134,946	68,284	9,212	64,244	176,926	6,245	165,758	194,688
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(241,000)	157,487	(142,983)	177,947	25,556	595,494	(278,807)	984,191	(91,141)
Net realized short-term capital gain distributions from investments in portfolio shares	74,187	150,935	—	—	—	130,585	—	—	45,684
Net realized long-term capital gain distributions from investments in portfolio shares	271,675	374,582	—	—	4,563	355,034	134,487	—	368,347
Net realized gain (loss) on investments in portfolio shares	104,862	683,004	(142,983)	177,947	30,119	1,081,113	(144,320)	984,191	322,890
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(346,343)	(1,191,495)	(45,404)	(186,429)	(412,597)	(1,550,198)	(76,855)	(1,389,973)	(524,889)
Net increase (decrease) in net assets from operations	$(174,132)	$(373,545)	$(120,103)	$730	$(318,234)	$(292,159)	$(214,930)	$(240,024)	$(7,311)

	AMERICAN CENTURY VARIABLE PORTFOLIOS								AMERICAN FUNDS INSURANCE SERIES
	BALANCED	INCOME & GROWTH	INFLATION PROTECTION	INTERNATIONAL	LARGE COMPANY VALUE	MID CAP VALUE	ULTRA	VALUE	ASSET ALLOCATION
Changes from operations:
Net investment income (expense)	$67,349	$134,946	$68,284	$9,212	$64,244	$176,926	$6,245	$165,758	$194,688
Net realized gain (loss) on investments in portfolio shares	104,862	683,004	(142,983)	177,947	30,119	1,081,113	(144,320)	984,191	322,890
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(346,343)	(1,191,495)	(45,404)	(186,429)	(412,597)	(1,550,198)	(76,855)	(1,389,973)	(524,889)
Net increase (decrease) in net assets from operations	(174,132)	(373,545)	(120,103)	730	(318,234)	(292,159)	(214,930)	(240,024)	(7,311)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	482,429	90,944	151,384	237,424	327,133	207,567	302,359	231,287	303,137
Contract redemptions	(481,645)	(401,396)	(175,848)	(72,980)	(94,512)	(639,587)	(101,113)	(458,291)	(177,145)
Net transfers	2,731,065	459,189	1,739,433	389,620	2,664,445	(5,175,831)	1,136,237	(801,068)	8,154,485
Net increase (decrease) in net assets from contract owners' transactions	2,731,849	148,737	1,714,969	554,064	2,897,066	(5,607,851)	1,337,483	(1,028,072)	8,280,477
Net increase (decrease) in net assets	2,557,717	(224,808)	1,594,866	554,794	2,578,832	(5,900,010)	1,122,553	(1,268,096)	8,273,166
Net assets, beginning of period	2,327,067	6,542,157	3,235,140	2,146,143	1,714,553	15,069,543	655,383	8,644,858	3,715,421
Net assets, end of period	$4,884,784	$6,317,349	$4,830,006	$2,700,937	$4,293,385	$9,169,533	$1,777,936	$7,376,762	$11,988,587

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2015

	AMERICAN FUNDS INSURANCE SERIES (continued)
	BLUE CHIP INCOME AND GROWTH	BOND	GLOBAL BOND	GROWTH	GROWTH- INCOME
Investment income:
Income dividends from investments in portfolio shares	$42,920	$93,200	$276	$61,109	$100,967
Expenses:
Mortality and expense risk fees	—	—	—	—	—
Net investment income (expense)	42,920	93,200	276	61,109	100,967
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(114,451)	(96,070)	(5,445)	(777,433)	(16,877)
Net realized short-term capital gain distributions from investments in portfolio shares	11,645	26,334	18,190	—	14,610
Net realized long-term capital gain distributions from investments in portfolio shares	167,980	6,205	10,565	1,391,351	541,648
Net realized gain (loss) on investments in portfolio shares	65,174	(63,531)	23,310	613,918	539,381
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(176,107)	(30,463)	(70,513)	(427,647)	(651,303)
Net increase (decrease) in net assets from operations	$(68,013)	$(794)	$(46,927)	$247,380	$(10,955)

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2015

	AMERICAN FUNDS INSURANCE SERIES (continued)
	BLUE CHIP INCOME AND GROWTH	BOND	GLOBAL BOND	GROWTH	GROWTH- INCOME
Changes from operations:
Net investment income (expense)	$42,920	$93,200	$276	$61,109	$100,967
Net realized gain (loss) on investments in portfolio shares	65,174	(63,531)	23,310	613,918	539,381
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(176,107)	(30,463)	(70,513)	(427,647)	(651,303)
Net increase (decrease) in net assets from operations	(68,013)	(794)	(46,927)	247,380	(10,955)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	18,527	25,032	8,745	780,297	498,355
Contract redemptions	(57,634)	(184,552)	(4,375)	(234,320)	(186,644)
Net transfers	627,083	1,185,800	647,736	4,889,513	4,736,738
Net increase (decrease) in net assets from contract owners' transactions	587,976	1,026,280	652,106	5,435,490	5,048,449
Net increase (decrease) in net assets	519,963	1,025,486	605,179	5,682,870	5,037,494
Net assets, beginning of period		2,026,247	5,966,456	536,298	2,285,397
Net assets, end of period	$2,546,210	$6,991,942	$1,141,477	$7,968,267	$7,504,450

*  See Footnote 8 for details.

The accompanying notes are an integral part of these financial statements.

	AMERICAN FUNDS INSURANCE SERIES (continued)
	HIGH INCOME BOND	INTERNATIONAL	MANAGED RISK ASSET ALLOCATION	MANAGED RISK BLUE CHIP INCOME AND GROWTH	MANAGED RISK GROWTH	MANAGED RISK GROWTH- INCOME	MANAGED RISK INTERNATIONAL	MORTGAGE	NEW WORLD (b)*
Investment income:
Income dividends from investments in portfolio shares	$64,958	$102,070	$17,578	$1,779	$—	$124	$27	$80,262	$2,458
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—	—	—	—
Net investment income (expense)	64,958	102,070	17,578	1,779	—	124	27	80,262	2,458
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(90,550)	(53,755)	(4,484)	(87,461)	1,017	(2,081)	(2,916)	3,174	(678)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—	—	—	5,982	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	320,956	25,301	—	—	—	—	—	—
Net realized gain (loss) on investments in portfolio shares	(90,550)	267,201	20,817	(87,461)	1,017	(2,081)	(2,916)	9,156	(678)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(51,872)	(918,013)	(59,808)	(2,841)	(737)	(4,899)	(1,557)	(102,785)	(4,915)
Net increase (decrease) in net assets from operations	$(77,464)	$(548,742)	$(21,413)	$(88,523)	$280	$(6,856)	$(4,446)	$(13,367)	$(3,135)

	AMERICAN FUNDS INSURANCE SERIES (continued)
	HIGH INCOME BOND	INTERNATIONAL	MANAGED RISK ASSET ALLOCATION	MANAGED RISK BLUE CHIP INCOME AND GROWTH	MANAGED RISK GROWTH	MANAGED RISK GROWTH- INCOME	MANAGED RISK INTERNATIONAL	MORTGAGE	NEW WORLD (b)*
Changes from operations:
Net investment income (expense)	$64,958	$102,070	$17,578	$1,779	$—	$124	$27	$80,262	$2,458
Net realized gain (loss) on investments in portfolio shares	(90,550)	267,201	20,817	(87,461)	1,017	(2,081)	(2,916)	9,156	(678)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(51,872)	(918,013)	(59,808)	(2,841)	(737)	(4,899)	(1,557)	(102,785)	(4,915)
Net increase (decrease) in net assets from operations	(77,464)	(548,742)	(21,413)	(88,523)	280	(6,856)	(4,446)	(13,367)	(3,135)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	17,313	485,288	90,563	3,689	21	80	4,373	5,498	220,118
Contract redemptions	(89,450)	(138,293)	(485,371)	(77,166)	(28,839)	(27,018)	(15,540)	(190,501)	(1,271)
Net transfers	446,180	4,319,750	644,350	(170,727)	107,840	(183,628)	(28,879)	5,940,113	969,106
Net increase (decrease) in net assets from contract owners' transactions	374,043	4,666,745	249,542	(244,204)	79,022	(210,566)	(40,046)	5,755,110	1,187,953
Net increase (decrease) in net assets	296,579	4,118,003	228,129	(332,727)	79,302	(217,422)	(44,492)	5,741,743	1,184,818
Net assets, beginning of period	2,466,956	294,656	2,890,759	835,903	661,507	215,685	449,055	97,744	409,251
Net assets, end of period	$591,235	$7,008,762	$1,064,032	$328,780	$294,987	$231,633	$53,252	$6,150,994	$1,184,818

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2015

	BLACKROCK VARIABLE SERIES FUNDS
	CAPITAL APPRECIATION	EQUITY DIVIDEND	GLOBAL ALLOCATION	HIGH YIELD	iSHARES ALTERNATIVE STRATEGIES (a)*
Investment income:
Income dividends from investments in portfolio shares	$—	$62,130	$195,267	$989,638	$4,906
Expenses:
Mortality and expense risk fees	—	—	—	—	—
Net investment income (expense)	—	62,130	195,267	989,638	4,906
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(7,554)	63,726	(867,973)	(1,644,664)	(6)
Net realized short-term capital gain distributions from investments in portfolio shares	1,260	2,439	159,117	62,767	—
Net realized long-term capital gain distributions from investments in portfolio shares	9,469	244,939	871,027	—	—
Net realized gain (loss) on investments in portfolio shares	3,175	311,104	162,171	(1,581,897)	(6)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	8,345	(409,134)	(608,178)	(25,114)	(9,861)
Net increase (decrease) in net assets from operations	$11,520	$(35,900)	$(250,740)	$(617,373)	$(4,961)

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2015

	BLACKROCK VARIABLE SERIES FUNDS
	CAPITAL APPRECIATION	EQUITY DIVIDEND	GLOBAL ALLOCATION	HIGH YIELD	iSHARES ALTERNATIVE STRATEGIES (a)*
Changes from operations:
Net investment income (expense)	$—	$62,130	$195,267	$989,638	$4,906
Net realized gain (loss) on investments in portfolio shares	3,175	311,104	162,171	(1,581,897)	(6)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	8,345	(409,134)	(608,178)	(25,114)	(9,861)
Net increase (decrease) in net assets from operations	11,520	(35,900)	(250,740)	(617,373)	(4,961)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	—	98,811	527,305	628,242	11,483
Contract redemptions	(2,639)	(292,452)	(2,060,299)	(1,766,687)	(218)
Net transfers	(55,705)	(244,911)	910,121	(3,273,625)	161,034
Net increase (decrease) in net assets from contract owners' transactions	(58,344)	(438,552)	(622,873)	(4,412,070)	172,299
Net increase (decrease) in net assets	(46,824)	(474,452)	(873,613)	(5,029,443)	167,338
Net assets, beginning of period	176,333	4,531,448	16,631,793	15,235,365	—
Net assets, end of period	$129,509	$4,056,996	$15,758,180	$10,205,922	$167,338

*  See Footnote 8 for details.

The accompanying notes are an integral part of these financial statements.

	BLACKROCK VARIABLE SERIES FUNDS (continued)						CALVERT VARIABLE INSURANCE PRODUCT	COLUMBIA FUNDS VARIABLE SERIES TRUST
	iSHARES DYNAMIC FIXED INCOME (a)*	LARGE CAP CORE	LARGE CAP GROWTH	LARGE CAP VALUE	TOTAL RETURN	U.S. GOVERNMENT BOND	SRI BALANCED	AQR MANAGED FUTURES STRATEGY (f)*	SELECT LARGE-CAP VALUE
Investment income:
Income dividends from investments in portfolio shares	$5,613	$6,738	$4,287	$4,802	$161,287	$25,819	$—	$—	$—
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—	—	—	—
Net investment income (expense)	5,613	6,738	4,287	4,802	161,287	25,819	—	—	—
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(35)	(11,730)	(87,642)	(23,545)	(37,029)	(22,191)	(2,762)	—	135,675
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	1,252	—	—	—	931	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	36,508	57,998	40,985	—	—	463	—	—
Net realized gain (loss) on investments in portfolio shares	(35)	24,778	(28,392)	17,440	(37,029)	(22,191)	(1,368)	—	135,675
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(7,614)	(35,917)	17,660	(40,005)	(172,835)	(17,293)	(10,493)	(999)	(252,462)
Net increase (decrease) in net assets from operations	$(2,036)	$(4,401)	$(6,445)	$(17,763)	$(48,577)	$(13,665)	$(11,861)	$(999)	$(116,787)

	BLACKROCK VARIABLE SERIES FUNDS (continued)						CALVERT VARIABLE INSURANCE PRODUCT	COLUMBIA FUNDS VARIABLE SERIES TRUST
	iSHARES DYNAMIC FIXED INCOME (a)*	LARGE CAP CORE	LARGE CAP GROWTH	LARGE CAP VALUE	TOTAL RETURN	U.S. GOVERNMENT BOND	SRI BALANCED	AQR MANAGED FUTURES STRATEGY (f)*	SELECT LARGE-CAP VALUE
Changes from operations:
Net investment income (expense)	$5,613	$6,738	$4,287	$4,802	$161,287	$25,819	$—	$—	$—
Net realized gain (loss) on investments in portfolio shares	(35)	24,778	(28,392)	17,440	(37,029)	(22,191)	(1,368)	—	135,675
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(7,614)	(35,917)	17,660	(40,005)	(172,835)	(17,293)	(10,493)	(999)	(252,462)
Net increase (decrease) in net assets from operations	(2,036)	(4,401)	(6,445)	(17,763)	(48,577)	(13,665)	(11,861)	(999)	(116,787)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	—	1,428	(3)	—	2,976,145	5	1,024	—	120
Contract redemptions	(55)	(30,113)	(172,207)	(61,474)	(850,743)	(52,559)	(327)	(61)	(160,550)
Net transfers	307,211	69,369	180,330	65,245	(1,485,641)	809,840	302,931	909,384	(87,519)
Net increase (decrease) in net assets from contract owners' transactions	307,156	40,684	8,120	3,771	639,761	757,286	303,628	909,323	(247,949)
Net increase (decrease) in net assets	305,120	36,283	1,675	(13,992)	591,184	743,621	291,767	908,324	(364,736)
Net assets, beginning of period	—	729,949	967,449	576,419	7,316,509	613,741	32,509	—	2,330,498
Net assets, end of period	$305,120	$766,232	$969,124	$562,427	$7,907,693	$1,357,362	$324,276	$908,324	$1,965,762

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2015

	COLUMBIA FUNDS VARIABLE SERIES TRUST (continued)		CREDIT SUISSE TRUST	DFA INVESTMENT DIMENSIONS
	SELECT SMALLER-CAP VALUE	SELIGMAN GLOBAL TECHNOLOGY	COMMODITY RETURN STRATEGY	VA GLOBAL BOND	VA GLOBAL MODERATE ALLOCATION
Investment income:
Income dividends from investments in portfolio shares	$—	$—	$—	$1,033,836	$194,949
Expenses:
Mortality and expense risk fees	—	24	—	50,093	39,667
Net investment income (expense)	—	(24)	—	983,743	155,282
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	219,222	76,494	(1,325,080)	(4,897)	(21,690)
Net realized short-term capital gain distributions from investments in portfolio shares	—	324,283	—	54,534	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	531,579	—	220,497	27,702
Net realized gain (loss) on investments in portfolio shares	219,222	932,356	(1,325,080)	270,134	6,012
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(565,098)	(258,442)	458,660	(412,325)	(479,158)
Net increase (decrease) in net assets from operations	$(345,876)	$673,890	$(866,420)	$841,552	$(317,864)

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2015

	COLUMBIA FUNDS VARIABLE SERIES TRUST (continued)		CREDIT SUISSE TRUST	DFA INVESTMENT DIMENSIONS
	SELECT SMALLER-CAP VALUE	SELIGMAN GLOBAL TECHNOLOGY	COMMODITY RETURN STRATEGY	VA GLOBAL BOND	VA GLOBAL MODERATE ALLOCATION
Changes from operations:
Net investment income (expense)	$—	$(24)	$—	$983,743	$155,282
Net realized gain (loss) on investments in portfolio shares	219,222	932,356	(1,325,080)	270,134	6,012
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(565,098)	(258,442)	458,660	(412,325)	(479,158)
Net increase (decrease) in net assets from operations	(345,876)	673,890	(866,420)	841,552	(317,864)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	396,192	239,541	98,619	1,436,581	786,034
Contract redemptions	(330,831)	(360,985)	(111,974)	(1,765,946)	(971,175)
Net transfers	2,562,869	(4,249,384)	(840,777)	10,566,860	8,343,201
Net increase (decrease) in net assets from contract owners' transactions	2,628,230	(4,370,828)	(854,132)	10,237,495	8,158,060
Net increase (decrease) in net assets	2,282,354	(3,696,938)	(1,720,552)	11,079,047	7,840,196
Net assets, beginning of period	2,770,938	6,738,665	3,105,813	56,206,434	6,408,499
Net assets, end of period	$5,053,292	$3,041,727	$1,385,261	$67,285,481	$14,248,695

*  See Footnote 8 for details.

The accompanying notes are an integral part of these financial statements.

	DFA INVESTMENT DIMENSIONS (continued)					DELAWARE VIP TRUST	DIREXION INSURANCE TRUST		DREYFUS INVESTMENT PORTFOLIOS
	VA INTERNATIONAL SMALL	VA INTERNATIONAL VALUE	VA SHORT- TERM FIXED	VA U.S. LARGE VALUE	VA U.S. TARGETED VALUE	SMALL CAP VALUE (b)*	DYNAMIC VP HY BOND (g)*	VP INDEXED MANAGED FUTURES STRATEGY (g)*	SMALL CAP STOCK INDEX
Investment income:
Income dividends from investments in portfolio shares	$627,510	$1,310,689	$107,351	$1,230,093	$464,550	$—	$15,225	$18,453	$90,301
Expenses:
Mortality and expense risk fees	39,320	54,568	33,512	69,810	43,768	—	—	—	—
Net investment income (expense)	588,190	1,256,121	73,839	1,160,283	420,782	—	15,225	18,453	90,301
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	117,353	(36,756)	(17,819)	1,829,761	1,299,823	—	(55,672)	(32,862)	(239,867)
Net realized short-term capital gain distributions from investments in portfolio shares	47,049	—	24,318	—	431,747	—	—	807	27,966
Net realized long-term capital gain distributions from investments in portfolio shares	923,663	—	8,496	2,735,087	1,978,596	—	—	803	777,064
Net realized gain (loss) on investments in portfolio shares	1,088,065	(36,756)	14,995	4,564,848	3,710,166	—	(55,672)	(31,252)	565,163
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(563,845)	(4,619,321)	(34,729)	(7,585,140)	(6,012,853)	(7,789)	14,153	(376)	(1,172,873)
Net increase (decrease) in net assets from operations	$1,112,410	$(3,399,956)	$54,105	$(1,860,009)	$(1,881,905)	$(7,789)	$(26,294)	$(13,175)	$(517,409)

	DFA INVESTMENT DIMENSIONS (continued)					DELAWARE VIP TRUST	DIREXION INSURANCE TRUST		DREYFUS INVESTMENT PORTFOLIOS
	VA INTERNATIONAL SMALL	VA INTERNATIONAL VALUE	VA SHORT- TERM FIXED	VA U.S. LARGE VALUE	VA U.S. TARGETED VALUE	SMALL CAP VALUE (b)*	DYNAMIC VP HY BOND (g)*	VP INDEXED MANAGED FUTURES STRATEGY (g)*	SMALL CAP STOCK INDEX
Changes from operations:
Net investment income (expense)	$588,190	$1,256,121	$73,839	$1,160,283	$420,782	$—	$15,225	$18,453	$90,301
Net realized gain (loss) on investments in portfolio shares	1,088,065	(36,756)	14,995	4,564,848	3,710,166	—	(55,672)	(31,252)	565,163
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(563,845)	(4,619,321)	(34,729)	(7,585,140)	(6,012,853)	(7,789)	14,153	(376)	(1,172,873)
Net increase (decrease) in net assets from operations	1,112,410	(3,399,956)	54,105	(1,860,009)	(1,881,905)	(7,789)	(26,294)	(13,175)	(517,409)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	1,031,910	2,772,998	1,927,974	2,058,265	1,376,098	1	—	—	423,076
Contract redemptions	(793,458)	(1,455,052)	(3,247,372)	(1,901,725)	(1,451,899)	(33)	(151,948)	(31,020)	(677,688)
Net transfers	6,992,494	11,412,333	6,994,210	16,323,865	6,305,152	196,027	(637,730)	38,860	(1,115,444)
Net increase (decrease) in net assets from contract owners' transactions	7,230,946	12,730,279	5,674,812	16,480,405	6,229,351	195,995	(789,678)	7,840	(1,370,056)
Net increase (decrease) in net assets	8,343,356	9,330,323	5,728,917	14,620,396	4,347,446	188,206	(815,972)	(5,335)	(1,887,465)
Net assets, beginning of period	21,902,972	31,786,713	29,173,033	43,870,340	30,065,045	—	815,972	5,335	15,181,026
Net assets, end of period	$30,246,328	$41,117,036	$34,901,950	$58,490,736	$34,412,491	$188,206	$—	$—	$13,293,561

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2015

			DREYFUS VARIABLE INVESTMENT FUND	EATON VANCE VARIABLE TRUST		FEDERATED INSURANCE SERIES
	DREYFUS SOCIALLY RESPONSIBLE GROWTH	DREYFUS STOCK INDEX	INTERNATIONAL VALUE	FLOATING- RATE INCOME	LARGE-CAP VALUE	HIGH INCOME BOND II	KAUFMANN II	MANAGED TAIL RISK II (u)*	MANAGED VOLATILITY II
Investment income:
Income dividends from investments in portfolio shares	$10,808	$668,307	$124,187	$1,209,936	$2,257	$502,131	$—	$1,200	$791,565
Expenses:
Mortality and expense risk fees	38	26,508	463	—	—	28	—	—	—
Net investment income (expense)	10,770	641,799	123,724	1,209,936	2,257	502,103	—	1,200	791,565
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	6,596	1,362,184	(140,507)	(515,690)	22,761	(586,415)	(185,686)	(6,404)	(1,151,909)
Net realized short-term capital gain distributions from investments in portfolio shares	7,297	32,127	—	—	29,157	—	2,718	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	128,282	1,080,042	—	—	165,407	—	274,557	110	84,896
Net realized gain (loss) on investments in portfolio shares	142,175	2,474,353	(140,507)	(515,690)	217,325	(586,415)	91,589	(6,294)	(1,067,013)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(170,791)	(3,208,184)	(236,903)	(994,772)	(212,890)	(155,013)	(106,987)	3,410	(1,549,520)
Net increase (decrease) in net assets from operations	$(17,846)	$(92,032)	$(253,686)	$(300,526)	$6,692	$(239,325)	$(15,398)	$(1,684)	$(1,824,968)

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2015

			DREYFUS VARIABLE INVESTMENT FUND	EATON VANCE VARIABLE TRUST		FEDERATED INSURANCE SERIES
	DREYFUS SOCIALLY RESPONSIBLE GROWTH	DREYFUS STOCK INDEX	INTERNATIONAL VALUE	FLOATING- RATE INCOME	LARGE-CAP VALUE	HIGH INCOME BOND II	KAUFMANN II	MANAGED TAIL RISK II (u)*	MANAGED VOLATILITY II
Changes from operations:
Net investment income (expense)	$10,770	$641,799	$123,724	$1,209,936	$2,257	$502,103	$—	$1,200	$791,565
Net realized gain (loss) on investments in portfolio shares	142,175	2,474,353	(140,507)	(515,690)	217,325	(586,415)	91,589	(6,294)	(1,067,013)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(170,791)	(3,208,184)	(236,903)	(994,772)	(212,890)	(155,013)	(106,987)	3,410	(1,549,520)
Net increase (decrease) in net assets from operations	(17,846)	(92,032)	(253,686)	(300,526)	6,692	(239,325)	(15,398)	(1,684)	(1,824,968)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	2,924	2,344,605	324,629	912,759	35,744	10,158	137,158	35	668,883
Contract redemptions	(13,269)	(2,372,501)	(191,175)	(2,489,093)	(12,007)	(788,030)	(233,471)	(8,231)	(1,042,500)
Net transfers	40,869	(4,955,371)	519,003	(1,608,997)	(1,665,985)	788,965	1,975,618	(98,675)	1,105,251
Net increase (decrease) in net assets from contract owners' transactions	30,524	(4,983,267)	652,457	(3,185,331)	(1,642,248)	11,093	1,879,305	(106,871)	731,634
Net increase (decrease) in net assets	12,678	(5,075,299)	398,771	(3,485,857)	(1,635,556)	(228,232)	1,863,907	(108,555)	(1,093,334)
Net assets, beginning of period	977,185	37,247,828	3,366,633	36,513,310	2,178,188	6,503,762	848,492	108,555	17,599,873
Net assets, end of period	$989,863	$32,172,529	$3,765,404	$33,027,453	$542,632	$6,275,530	$2,712,399	$—	$16,506,539

*  See Footnote 8 for details.

The accompanying notes are an integral part of these financial statements.

	FIDELITY VARIABLE INSURANCE PRODUCTS
	BALANCED	CONTRAFUND	DISCIPLINED SMALL CAP	DYNAMIC CAPITAL APPRECIATION	EQUITY- INCOME
Investment income:
Income dividends from investments in portfolio shares	$108,584	$203,173	$3,783	$221	$67,381
Expenses:
Mortality and expense risk fees	—	—	—	—	—
Net investment income (expense)	108,584	203,173	3,783	221	67,381
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(319,087)	875,698	53,792	57	(219,736)
Net realized short-term capital gain distributions from investments in portfolio shares	47,215	204,729	364	40	12,232
Net realized long-term capital gain distributions from investments in portfolio shares	128,877	1,826,266	1,322	2,027	276,220
Net realized gain (loss) on investments in portfolio shares	(142,995)	2,906,693	55,478	2,124	68,716
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(268,303)	(3,015,659)	(98,533)	(1,978)	(292,362)
Net increase (decrease) in net assets from operations	$(302,714)	$94,207	$(39,272)	$367	$(156,265)

	FIDELITY VARIABLE INSURANCE PRODUCTS
	BALANCED	CONTRAFUND	DISCIPLINED SMALL CAP	DYNAMIC CAPITAL APPRECIATION	EQUITY- INCOME
Changes from operations:
Net investment income (expense)	$108,584	$203,173	$3,783	$221	$67,381
Net realized gain (loss) on investments in portfolio shares	(142,995)	2,906,693	55,478	2,124	68,716
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(268,303)	(3,015,659)	(98,533)	(1,978)	(292,362)
Net increase (decrease) in net assets from operations	(302,714)	94,207	(39,272)	367	(156,265)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	826,682	627,291	9,665	—	769
Contract redemptions	(756,057)	(1,078,438)	(6,927)	(344)	(117,141)
Net transfers	1,877,030	4,177,009	268,065	—	(623,032)
Net increase (decrease) in net assets from contract owners' transactions	1,947,655	3,725,862	270,803	(344)	(739,404)
Net increase (decrease) in net assets	1,644,941	3,820,069	231,531	23	(895,669)
Net assets, beginning of period	6,579,711	21,456,615	837,945	35,855	3,054,342
Net assets, end of period	$8,224,652	$25,276,684	$1,069,476	$35,878	$2,158,673

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2015

	FIDELITY VARIABLE INSURANCE PRODUCTS (continued)
	FUNDS MANAGER 20%	FUNDS MANAGER 50%	FUNDS MANAGER 60%	FUNDS MANAGER 70%	GROWTH
Investment income:
Income dividends from investments in portfolio shares	$179	$5,695	$7,335	$9	$1,708
Expenses:
Mortality and expense risk fees	—	—	—	—	—
Net investment income (expense)	179	5,695	7,335	9	1,708
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(4)	62	2,659	—	115,197
Net realized short-term capital gain distributions from investments in portfolio shares	33	2,145	3,095	5	—
Net realized long-term capital gain distributions from investments in portfolio shares	502	17,300	59,912	21	121,736
Net realized gain (loss) on investments in portfolio shares	531	19,507	65,666	26	236,933
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(738)	(25,293)	(64,845)	(32)	(8,154)
Net increase (decrease) in net assets from operations	$(28)	$(91)	$8,156	$3	$230,487

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2015

	FIDELITY VARIABLE INSURANCE PRODUCTS (continued)
	FUNDS MANAGER 20%	FUNDS MANAGER 50%	FUNDS MANAGER 60%	FUNDS MANAGER 70%	GROWTH
Changes from operations:
Net investment income (expense)	$179	$5,695	$7,335	$9	$1,708
Net realized gain (loss) on investments in portfolio shares	531	19,507	65,666	26	236,933
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(738)	(25,293)	(64,845)	(32)	(8,154)
Net increase (decrease) in net assets from operations	(28)	(91)	8,156	3	230,487
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	(1)	—	—	—	654,271
Contract redemptions	(334)	(1,092)	(159,535)	—	(421,272)
Net transfers	—	—	—	—	711,944
Net increase (decrease) in net assets from contract owners' transactions	(335)	(1,092)	(159,535)	—	944,943
Net increase (decrease) in net assets	(363)	(1,183)	(151,379)	3	1,175,430
Net assets, beginning of period	17,237	574,465	904,540	1,109	4,505,297
Net assets, end of period	$16,874	$573,282	$753,161	$1,112	$5,680,727

The accompanying notes are an integral part of these financial statements.

	FIDELITY VARIABLE INSURANCE PRODUCTS (continued)
	GROWTH & INCOME	GROWTH OPPORTUNITIES	HIGH INCOME	INTERNATIONAL CAPITAL APPRECIATION	INVESTMENT GRADE BOND	MID CAP	OVERSEAS	REAL ESTATE	STRATEGIC INCOME
Investment income:
Income dividends from investments in portfolio shares	$46,422	$40	$247,187	$12,513	$316,670	$11,639	$70,228	$171,180	$519,118
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—	—	—	—
Net investment income (expense)	46,422	40	247,187	12,513	316,670	11,639	70,228	171,180	519,118
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(95,261)	66,251	(491,548)	(49,432)	(174,661)	(30,210)	(64,242)	354,673	(214,732)
Net realized short-term capital gain distributions from investments in portfolio shares	4,478	106	—	—	3,171	3,423	6,215	1,904	8,889
Net realized long-term capital gain distributions from investments in portfolio shares	102,417	137,839	—	—	7,398	464,203	—	233,776	35,556
Net realized gain (loss) on investments in portfolio shares	11,634	204,196	(491,548)	(49,432)	(164,092)	437,416	(58,027)	590,353	(170,287)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(159,970)	(175,850)	287,421	(96,540)	(360,043)	(562,366)	(221,935)	(653,084)	(811,806)
Net increase (decrease) in net assets from operations	$(101,914)	$28,386	$43,060	$(133,459)	$(207,465)	$(113,311)	$(209,734)	$108,449	$(462,975)

	FIDELITY VARIABLE INSURANCE PRODUCTS (continued)
	GROWTH & INCOME	GROWTH OPPORTUNITIES	HIGH INCOME	INTERNATIONAL CAPITAL APPRECIATION	INVESTMENT GRADE BOND	MID CAP	OVERSEAS	REAL ESTATE	STRATEGIC INCOME
Changes from operations:
Net investment income (expense)	$46,422	$40	$247,187	$12,513	$316,670	$11,639	$70,228	$171,180	$519,118
Net realized gain (loss) on investments in portfolio shares	11,634	204,196	(491,548)	(49,432)	(164,092)	437,416	(58,027)	590,353	(170,287)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(159,970)	(175,850)	287,421	(96,540)	(360,043)	(562,366)	(221,935)	(653,084)	(811,806)
Net increase (decrease) in net assets from operations	(101,914)	28,386	43,060	(133,459)	(207,465)	(113,311)	(209,734)	108,449	(462,975)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	86,794	56,826	57,107	111,910	364,397	243,141	177,698	223,754	782,913
Contract redemptions	(114,692)	(18,059)	(682,857)	(284,981)	(750,619)	(431,462)	(215,285)	(794,020)	(1,110,667)
Net transfers	257,586	465,462	(6,678,266)	1,281,948	2,248,811	795,960	3,433,224	(373,082)	5,969,479
Net increase (decrease) in net assets from contract owners' transactions	229,688	504,229	(7,304,016)	1,108,877	1,862,589	607,639	3,395,637	(943,348)	5,641,725
Net increase (decrease) in net assets	127,774	532,615	(7,260,956)	975,418	1,655,124	494,328	3,185,903	(834,899)	5,178,750
Net assets, beginning of period	2,035,578	937,680	10,579,472	2,002,324	11,708,728	3,809,855	3,159,316	10,213,502	13,669,054
Net assets, end of period	$2,163,352	$1,470,295	$3,318,516	$2,977,742	$13,363,852	$4,304,183	$6,345,219	$9,378,603	$18,847,804

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2015

	FIDELITY VARIABLE INSURANCE PRODUCTS (continued)				FIRST EAGLE VARIABLE FUNDS
	TARGET VOLATILITY	VALUE	VALUE LEADERS (d)*	VALUE STRATEGIES	OVERSEAS
Investment income:
Income dividends from investments in portfolio shares	$5,473	$37,353	$2,194	$915	$161,996
Expenses:
Mortality and expense risk fees	—	—	—	—	—
Net investment income (expense)	5,473	37,353	2,194	915	161,996
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(7,136)	(84,482)	30,248	11,748	(449,199)
Net realized short-term capital gain distributions from investments in portfolio shares	2,016	74,297	—	121	103,089
Net realized long-term capital gain distributions from investments in portfolio shares	5,202	298,021	—	—	1,538,045
Net realized gain (loss) on investments in portfolio shares	82	287,836	30,248	11,869	1,191,935
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(29,446)	(399,022)	(27,044)	(13,143)	(1,410,763)
Net increase (decrease) in net assets from operations	$(23,891)	$(73,833)	$5,398	$(359)	$(56,832)

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2015

	FIDELITY VARIABLE INSURANCE PRODUCTS (continued)				FIRST EAGLE VARIABLE FUNDS
	TARGET VOLATILITY	VALUE	VALUE LEADERS (d)*	VALUE STRATEGIES	OVERSEAS
Changes from operations:
Net investment income (expense)	$5,473	$37,353	$2,194	$915	$161,996
Net realized gain (loss) on investments in portfolio shares	82	287,836	30,248	11,869	1,191,935
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(29,446)	(399,022)	(27,044)	(13,143)	(1,410,763)
Net increase (decrease) in net assets from operations	(23,891)	(73,833)	5,398	(359)	(56,832)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	32	7,013	21	22	589,451
Contract redemptions	(19,653)	(85,557)	(2,625)	(7,203)	(1,166,736)
Net transfers	216,633	255,686	(129,327)	(64,993)	4,258,909
Net increase (decrease) in net assets from contract owners' transactions	197,012	177,142	(131,931)	(72,174)	3,681,624
Net increase (decrease) in net assets	173,121	103,309	(126,533)	(72,533)	3,624,792
Net assets, beginning of period	355,138	3,002,052	126,533	169,870	20,959,858
Net assets, end of period	$528,259	$3,105,361	$—	$97,337	$24,584,650

*  See Footnote 8 for details.

The accompanying notes are an integral part of these financial statements.

	FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (continued)								GOLDMAN SACHS VARIABLE INSURANCE TRUST
	GLOBAL REAL ESTATE	HIGH INCOME	INCOME	MUTUAL SHARES	RISING DIVIDENDS (b)*	STRATEGIC INCOME	TEMPLETON GLOBAL BOND	U.S. GOVERNMENT SECURITIES	GLOBAL TRENDS ALLOCATION (h)*
Investment income:
Income dividends from investments in portfolio shares	$128,013	$780,422	$746,597	$131,480	$—	$1,023,086	$3,837,895	$79,128	$143
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—	—	—	—
Net investment income (expense)	128,013	780,422	746,597	131,480	—	1,023,086	3,837,895	79,128	143
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	113,938	(1,113,708)	(1,174,052)	(52,615)	(2)	(975,981)	(2,553,745)	20,183	(51,273)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—	33,997	249,268	—	2,954
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	—	290,098	—	237,702	—	—	586
Net realized gain (loss) on investments in portfolio shares	113,938	(1,113,708)	(1,174,052)	237,483	(2)	(704,282)	(2,304,477)	20,183	(47,733)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(211,479)	(92,167)	(737,831)	(659,603)	(519)	(889,659)	(3,797,427)	(61,361)	(19,486)
Net increase (decrease) in net assets from operations	$30,472	$(425,453)	$(1,165,286)	$(290,640)	$(521)	$(570,855)	$(2,264,009)	$37,950	$(67,076)

	FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (continued)								GOLDMAN SACHS VARIABLE INSURANCE TRUST
	GLOBAL REAL ESTATE	HIGH INCOME	INCOME	MUTUAL SHARES	RISING DIVIDENDS (b)*	STRATEGIC INCOME	TEMPLETON GLOBAL BOND	U.S. GOVERNMENT SECURITIES	GLOBAL TRENDS ALLOCATION (h)*
Changes from operations:
Net investment income (expense)	$128,013	$780,422	$746,597	$131,480	$—	$1,023,086	$3,837,895	$79,128	$143
Net realized gain (loss) on investments in portfolio shares	113,938	(1,113,708)	(1,174,052)	237,483	(2)	(704,282)	(2,304,477)	20,183	(47,733)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(211,479)	(92,167)	(737,831)	(659,603)	(519)	(889,659)	(3,797,427)	(61,361)	(19,486)
Net increase (decrease) in net assets from operations	30,472	(425,453)	(1,165,286)	(290,640)	(521)	(570,855)	(2,264,009)	37,950	(67,076)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	605,734	136,283	222,183	465,509	—	897,806	1,448,289	113,082	21,528
Contract redemptions	(99,899)	(473,643)	(2,184,302)	(411,056)	(151)	(1,411,861)	(3,740,096)	(723,277)	(50,666)
Net transfers	948,565	(2,523,606)	(3,846,870)	751,942	37,599	(1,245,072)	1,984,077	1,659,218	(14,857)
Net increase (decrease) in net assets from contract owners' transactions	1,454,400	(2,860,966)	(5,808,989)	806,395	37,448	(1,759,127)	(307,730)	1,049,023	(43,995)
Net increase (decrease) in net assets	1,484,872	(3,286,419)	(6,974,275)	515,755	36,927	(2,329,982)	(2,571,739)	1,086,973	(111,071)
Net assets, beginning of period	3,244,746	7,697,992	20,992,302	3,018,474	—	16,603,493	46,918,798	7,882,420	273,295
Net assets, end of period	$4,729,618	$4,411,573	$14,018,027	$3,534,229	$36,927	$14,273,511	$44,347,059	$8,969,393	$162,224

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2015

	GOLDMAN SACHS VARIABLE INSURANCE TRUST (continued)		GUGGENHEIM VARIABLE INSURANCE FUNDS
	MULTI- STRATEGY ALTERNATIVES	STRATEGIC INCOME (c)*	CLS ADVISORONE GLOBAL DIVERSIFIED EQUITY (i)*	CLS ADVISORONE GLOBAL GROWTH (j)*	CLS ADVISORONE GROWTH AND INCOME (k)*
Investment income:
Income dividends from investments in portfolio shares	$25,090	$869	$7,281	$3	$7,800
Expenses:
Mortality and expense risk fees	—	—	—	—	—
Net investment income (expense)	25,090	869	7,281	3	7,800
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(20,908)	—	13,899	—	(7,589)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	1,936	—	46,671	3	3,831
Net realized gain (loss) on investments in portfolio shares	(18,972)	—	60,570	3	(3,758)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(61,956)	(1,277)	(130,039)	(24)	(39,614)
Net increase (decrease) in net assets from operations	$(55,838)	$(408)	$(62,188)	$(18)	$(35,572)

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2015

	GOLDMAN SACHS VARIABLE INSURANCE TRUST (continued)		GUGGENHEIM VARIABLE INSURANCE FUNDS
	MULTI- STRATEGY ALTERNATIVES	STRATEGIC INCOME (c)*	CLS ADVISORONE GLOBAL DIVERSIFIED EQUITY (i)*	CLS ADVISORONE GLOBAL GROWTH (j)*	CLS ADVISORONE GROWTH AND INCOME (k)*
Changes from operations:
Net investment income (expense)	$25,090	$869	$7,281	$3	$7,800
Net realized gain (loss) on investments in portfolio shares	(18,972)	—	60,570	3	(3,758)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(61,956)	(1,277)	(130,039)	(24)	(39,614)
Net increase (decrease) in net assets from operations	(55,838)	(408)	(62,188)	(18)	(35,572)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	57,114	(1)	32,348	—	3,549
Contract redemptions	(86,899)	(1)	(377,660)	—	(58,121)
Net transfers	565,551	99,629	249,840	—	130,992
Net increase (decrease) in net assets from contract owners' transactions	535,766	99,627	(95,472)	—	76,420
Net increase (decrease) in net assets	479,928	99,219	(157,660)	(18)	40,848
Net assets, beginning of period	834,603	—	1,076,009	442	740,634
Net assets, end of period	$1,314,531	$99,219	$918,349	$424	$781,482

*  See Footnote 8 for details.

The accompanying notes are an integral part of these financial statements.

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	GLOBAL MANAGED FUTURES STRATEGY	LONG SHORT EQUITY	MULTI- HEDGE STRATEGIES	RYDEX BANKING	RYDEX BASIC MATERIALS	RYDEX BIOTECHNOLOGY	RYDEX COMMODITIES STRATEGY	RYDEX CONSUMER PRODUCTS	RYDEX DOW 2X STRATEGY
Investment income:
Income dividends from investments in portfolio shares	$75,677	$—	$30,079	$6,744	$—	$—	$—	$43,016	$—
Expenses:
Mortality and expense risk fees	—	—	—	—	—	1,665	—	—	213
Net investment income (expense)	75,677	—	30,079	6,744	—	(1,665)	—	43,016	(213)
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	276,965	37,788	145,465	(146,478)	(486,231)	328,521	(380,951)	(188,786)	80,890
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—	—	—	68,452	39,332
Net realized long-term capital gain distributions from investments in portfolio shares	103,799	—	—	—	—	—	—	189,490	20,939
Net realized gain (loss) on investments in portfolio shares	380,764	37,788	145,465	(146,478)	(486,231)	328,521	(380,951)	69,156	141,161
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(558,842)	(38,634)	(94,304)	42,172	37,249	(318,535)	80,411	122,774	(61,586)
Net increase (decrease) in net assets from operations	$(102,401)	$(846)	$81,240	$(97,562)	$(448,982)	$8,321	$(300,540)	$234,946	$79,362

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	GLOBAL MANAGED FUTURES STRATEGY	LONG SHORT EQUITY	MULTI- HEDGE STRATEGIES	RYDEX BANKING	RYDEX BASIC MATERIALS	RYDEX BIOTECHNOLOGY	RYDEX COMMODITIES STRATEGY	RYDEX CONSUMER PRODUCTS	RYDEX DOW 2X STRATEGY
Changes from operations:
Net investment income (expense)	$75,677	$—	$30,079	$6,744	$—	$(1,665)	$—	$43,016	$(213)
Net realized gain (loss) on investments in portfolio shares	380,764	37,788	145,465	(146,478)	(486,231)	328,521	(380,951)	69,156	141,161
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(558,842)	(38,634)	(94,304)	42,172	37,249	(318,535)	80,411	122,774	(61,586)
Net increase (decrease) in net assets from operations	(102,401)	(846)	81,240	(97,562)	(448,982)	8,321	(300,540)	234,946	79,362
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	38,433	75,004	197,659	258,183	75,393	559,604	4,098	78,636	16,725
Contract redemptions	(153,003)	(97,128)	(236,615)	(403,143)	(60,674)	(1,063,215)	(3,761)	(479,451)	(280,136)
Net transfers	1,205,157	1,524,886	1,449,974	1,004,022	56,095	1,401,835	(111,332)	(1,837,865)	(211,572)
Net increase (decrease) in net assets from contract owners' transactions	1,090,587	1,502,762	1,411,018	859,062	70,814	898,224	(110,995)	(2,238,680)	(474,983)
Net increase (decrease) in net assets	988,186	1,501,916	1,492,258	761,500	(378,168)	906,545	(411,535)	(2,003,734)	(395,621)
Net assets, beginning of period	2,646,279	1,023,946	4,437,843	718,375	886,105	5,345,340	861,802	10,664,503	2,504,218
Net assets, end of period	$3,634,465	$2,525,862	$5,930,101	$1,479,875	$507,937	$6,251,885	$450,267	$8,660,769	$2,108,597

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2015

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX ELECTRONICS	RYDEX ENERGY	RYDEX ENERGY SERVICES	RYDEX EUROPE 1.25X STRATEGY	RYDEX FINANCIAL SERVICES
Investment income:
Income dividends from investments in portfolio shares	$—	$3,974	$1,693	$20,813	$13,597
Expenses:
Mortality and expense risk fees	—	2	—	—	3
Net investment income (expense)	—	3,972	1,693	20,813	13,594
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(189,532)	(328,349)	(188,669)	(301,562)	(327,329)
Net realized short-term capital gain distributions from investments in portfolio shares	—	734	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	20,259	—	—	—
Net realized gain (loss) on investments in portfolio shares	(189,532)	(307,356)	(188,669)	(301,562)	(327,329)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(16,448)	(15,659)	(22,046)	(11,558)	(108,505)
Net increase (decrease) in net assets from operations	$(205,980)	$(319,043)	$(209,022)	$(292,307)	$(422,240)

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2015

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX ELECTRONICS	RYDEX ENERGY	RYDEX ENERGY SERVICES	RYDEX EUROPE 1.25X STRATEGY	RYDEX FINANCIAL SERVICES
Changes from operations:
Net investment income (expense)	$—	$3,972	$1,693	$20,813	$13,594
Net realized gain (loss) on investments in portfolio shares	(189,532)	(307,356)	(188,669)	(301,562)	(327,329)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(16,448)	(15,659)	(22,046)	(11,558)	(108,505)
Net increase (decrease) in net assets from operations	(205,980)	(319,043)	(209,022)	(292,307)	(422,240)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	57,863	4,155	44	8,689	70,719
Contract redemptions	(241,385)	(11,060)	(58,666)	(127,091)	(198,493)
Net transfers	(593,421)	392,778	338,454	423,002	3,190,012
Net increase (decrease) in net assets from contract owners' transactions	(776,943)	385,873	279,832	304,600	3,062,238
Net increase (decrease) in net assets	(982,923)	66,830	70,810	12,293	2,639,998
Net assets, beginning of period	1,159,529	638,674	351,684	449,956	1,030,186
Net assets, end of period	$176,606	$705,504	$422,494	$462,249	$3,670,184

The accompanying notes are an integral part of these financial statements.

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX GOVERNMENT LONG BOND 1.2X STRATEGY	RYDEX HEALTH CARE	RYDEX HIGH YIELD STRATEGY	RYDEX INTERNET	RYDEX INVERSE DOW 2X STRATEGY	RYDEX INVERSE GOVERNMENT LONG BOND STRATEGY	RYDEX INVERSE MID-CAP STRATEGY	RYDEX INVERSE NASDAQ-100® STRATEGY	RYDEX INVERSE RUSSELL 2000® STRATEGY
Investment income:
Income dividends from investments in portfolio shares	$35,483	$—	$1,103	$—	$—	$—	$—	$—	$—
Expenses:
Mortality and expense risk fees	18	680	—	104	1	—	—	—	—
Net investment income (expense)	35,465	(680)	1,103	(104)	(1)	—	—	—	—
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(624,114)	194,384	(105,077)	(230,153)	(163,996)	(34,407)	(14,677)	(71,817)	(70,127)
Net realized short-term capital gain distributions from investments in portfolio shares	532,680	—	—	74,725	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	492,348	168,341	—	107,425	—	—	—	—	—
Net realized gain (loss) on investments in portfolio shares	400,914	362,725	(105,077)	(48,003)	(163,996)	(34,407)	(14,677)	(71,817)	(70,127)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(170,885)	(129,478)	910	145,129	10,258	27,182	882	(383)	13,394
Net increase (decrease) in net assets from operations	$265,494	$232,567	$(103,064)	$97,022	$(153,739)	$(7,225)	$(13,795)	$(72,200)	$(56,733)

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX GOVERNMENT LONG BOND 1.2X STRATEGY	RYDEX HEALTH CARE	RYDEX HIGH YIELD STRATEGY	RYDEX INTERNET	RYDEX INVERSE DOW 2X STRATEGY	RYDEX INVERSE GOVERNMENT LONG BOND STRATEGY	RYDEX INVERSE MID-CAP STRATEGY	RYDEX INVERSE NASDAQ-100® STRATEGY	RYDEX INVERSE RUSSELL 2000® STRATEGY
Changes from operations:
Net investment income (expense)	$35,465	$(680)	$1,103	$(104)	$(1)	$—	$—	$—	$—
Net realized gain (loss) on investments in portfolio shares	400,914	362,725	(105,077)	(48,003)	(163,996)	(34,407)	(14,677)	(71,817)	(70,127)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(170,885)	(129,478)	910	145,129	10,258	27,182	882	(383)	13,394
Net increase (decrease) in net assets from operations	265,494	232,567	(103,064)	97,022	(153,739)	(7,225)	(13,795)	(72,200)	(56,733)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	186,873	260,533	23,922	200,589	4,710	25,000	58	307	384
Contract redemptions	(989,791)	(763,485)	(617,866)	(338,224)	(24,548)	(282,750)	(626)	(31,607)	(87,614)
Net transfers	(5,604,462)	18,847	762,498	2,938,704	819,049	228,529	4,399	175,667	3,099,977
Net increase (decrease) in net assets from contract owners' transactions	(6,407,380)	(484,105)	168,554	2,801,069	799,211	(29,221)	3,831	144,367	3,012,747
Net increase (decrease) in net assets	(6,141,886)	(251,538)	65,490	2,898,091	645,472	(36,446)	(9,964)	72,167	2,956,014
Net assets, beginning of period	8,583,012	6,226,177	—	924,775	87,431	919,860	35,699	163,964	141,025
Net assets, end of period	$2,441,126	$5,974,639	$65,490	$3,822,866	$732,903	$883,414	$25,735	$236,131	$3,097,039

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2015

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX INVERSE S&P 500 STRATEGY	RYDEX JAPAN 2X STRATEGY	RYDEX LEISURE	RYDEX MID CAP 1.5X STRATEGY	RYDEX NASDAQ-100®
Investment income:
Income dividends from investments in portfolio shares	$—	$—	$3,394	$—	$—
Expenses:
Mortality and expense risk fees	—	62	—	15	111
Net investment income (expense)	—	(62)	3,394	(15)	(111)
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(83,523)	(180,717)	(534,292)	(615,519)	(1,093,601)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	178	848,804
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	577,048	44,483	205,079
Net realized gain (loss) on investments in portfolio shares	(83,523)	(180,717)	42,756	(570,858)	(39,718)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	14,761	(7,656)	(82,181)	(2,602)	(105,918)
Net increase (decrease) in net assets from operations	$(68,762)	$(188,435)	$(36,031)	$(573,475)	$(145,747)

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2015

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX INVERSE S&P 500 STRATEGY	RYDEX JAPAN 2X STRATEGY	RYDEX LEISURE	RYDEX MID CAP 1.5X STRATEGY	RYDEX NASDAQ-100®
Changes from operations:
Net investment income (expense)	$—	$(62)	$3,394	$(15)	$(111)
Net realized gain (loss) on investments in portfolio shares	(83,523)	(180,717)	42,756	(570,858)	(39,718)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	14,761	(7,656)	(82,181)	(2,602)	(105,918)
Net increase (decrease) in net assets from operations	(68,762)	(188,435)	(36,031)	(573,475)	(145,747)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	11,878	4,278	86,440	415,315	496,311
Contract redemptions	(297,272)	(37,221)	(152,123)	(460,604)	(1,704,507)
Net transfers	1,339,688	78,302	2,050,355	(676,542)	4,348,288
Net increase (decrease) in net assets from contract owners' transactions	1,054,294	45,359	1,984,672	(721,831)	3,140,092
Net increase (decrease) in net assets	985,532	(143,076)	1,948,641	(1,295,306)	2,994,345
Net assets, beginning of period	372,362	358,720	2,149,442	1,354,684	14,464,873
Net assets, end of period	$1,357,894	$215,644	$4,098,083	$59,378	$17,459,218

The accompanying notes are an integral part of these financial statements.

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX NASDAQ-100® 2X STRATEGY	RYDEX NOVA	RYDEX PRECIOUS METALS	RYDEX REAL ESTATE	RYDEX RETAILING	RYDEX RUSSELL 2000® 1.5X STRATEGY	RYDEX RUSSELL 2000® 2X STRATEGY	RYDEX S&P 500 2X STRATEGY	RYDEX S&P 500 PURE GROWTH
Investment income:
Income dividends from investments in portfolio shares	$—	$—	$70,766	$25,527	$—	$—	$—	$—	$—
Expenses:
Mortality and expense risk fees	1,100	4	—	23	—	—	—	380	85
Net investment income (expense)	(1,100)	(4)	70,766	25,504	—	—	—	(380)	(85)
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(2,786,685)	241,458	(738,794)	(223,563)	(616,413)	(151,789)	(703,000)	182,430	(722,026)
Net realized short-term capital gain distributions from investments in portfolio shares	1,388,705	—	—	—	—	—	—	266,139	48,915
Net realized long-term capital gain distributions from investments in portfolio shares	343,447	—	—	—	491,637	—	377,562	231,377	534,724
Net realized gain (loss) on investments in portfolio shares	(1,054,533)	241,458	(738,794)	(223,563)	(124,776)	(151,789)	(325,438)	679,946	(138,387)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(296,921)	(493,490)	(124,374)	(22,049)	(106,324)	(9,452)	10,423	141,618	(102,749)
Net increase (decrease) in net assets from operations	$(1,352,554)	$(252,036)	$(792,402)	$(220,108)	$(231,100)	$(161,241)	$(315,015)	$821,184	$(241,221)

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX NASDAQ-100® 2X STRATEGY	RYDEX NOVA	RYDEX PRECIOUS METALS	RYDEX REAL ESTATE	RYDEX RETAILING	RYDEX RUSSELL 2000® 1.5X STRATEGY	RYDEX RUSSELL 2000® 2X STRATEGY	RYDEX S&P 500 2X STRATEGY	RYDEX S&P 500 PURE GROWTH
Changes from operations:
Net investment income (expense)	$(1,100)	$(4)	$70,766	$25,504	$—	$—	$—	$(380)	$(85)
Net realized gain (loss) on investments in portfolio shares	(1,054,533)	241,458	(738,794)	(223,563)	(124,776)	(151,789)	(325,438)	679,946	(138,387)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(296,921)	(493,490)	(124,374)	(22,049)	(106,324)	(9,452)	10,423	141,618	(102,749)
Net increase (decrease) in net assets from operations	(1,352,554)	(252,036)	(792,402)	(220,108)	(231,100)	(161,241)	(315,015)	821,184	(241,221)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	43,453	55,203	44,844	91,240	92,870	5,298	5,241	34,663	224,986
Contract redemptions	(1,017,066)	(458,797)	(116,882)	(304,506)	(293,376)	(864,517)	(204,589)	(460,946)	(382,819)
Net transfers	4,443,415	(1,782,665)	1,020,388	(2,359,731)	2,933,199	115,692	(1,030,020)	(2,378,027)	1,495,409
Net increase (decrease) in net assets from contract owners' transactions	3,469,802	(2,186,259)	948,350	(2,572,997)	2,732,693	(743,527)	(1,229,368)	(2,804,310)	1,337,576
Net increase (decrease) in net assets	2,117,248	(2,438,295)	155,948	(2,793,105)	2,501,593	(904,768)	(1,544,383)	(1,983,126)	1,096,355
Net assets, beginning of period	12,080,982	9,629,849	1,347,501	4,424,645	901,653	1,433,078	2,178,327	9,811,599	4,863,526
Net assets, end of period	$14,198,230	$7,191,554	$1,503,449	$1,631,540	$3,403,246	$528,310	$633,944	$7,828,473	$5,959,881

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2015

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX S&P 500 PURE VALUE	RYDEX S&P MIDCAP 400 PURE GROWTH	RYDEX S&P MIDCAP 400 PURE VALUE	RYDEX S&P SMALLCAP 600 PURE GROWTH	RYDEX S&P SMALLCAP 600 PURE VALUE
Investment income:
Income dividends from investments in portfolio shares	$38,029	$—	$2,245	$—	$—
Expenses:
Mortality and expense risk fees	2	33	—	23	—
Net investment income (expense)	38,027	(33)	2,245	(23)	—
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(1,372,821)	(1,246,317)	(308,831)	(369,127)	(523,722)
Net realized short-term capital gain distributions from investments in portfolio shares	295,251	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	403,815	339,667	160,685	414,917	144,060
Net realized gain (loss) on investments in portfolio shares	(673,755)	(906,650)	(148,146)	45,790	(379,662)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	76,574	59,772	(55,233)	(169,365)	108,200
Net increase (decrease) in net assets from operations	$(559,154)	$(846,911)	$(201,134)	$(123,598)	$(271,462)

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2015

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX S&P 500 PURE VALUE	RYDEX S&P MIDCAP 400 PURE GROWTH	RYDEX S&P MIDCAP 400 PURE VALUE	RYDEX S&P SMALLCAP 600 PURE GROWTH	RYDEX S&P SMALLCAP 600 PURE VALUE
Changes from operations:
Net investment income (expense)	$38,027	$(33)	$2,245	$(23)	$—
Net realized gain (loss) on investments in portfolio shares	(673,755)	(906,650)	(148,146)	45,790	(379,662)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	76,574	59,772	(55,233)	(169,365)	108,200
Net increase (decrease) in net assets from operations	(559,154)	(846,911)	(201,134)	(123,598)	(271,462)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	66,396	53,392	30,325	107,392	39,654
Contract redemptions	(432,705)	(263,534)	(122,698)	(368,259)	(85,598)
Net transfers	(3,461,835)	1,838,129	(405,937)	(697,026)	452,677
Net increase (decrease) in net assets from contract owners' transactions	(3,828,144)	1,627,987	(498,310)	(957,893)	406,733
Net increase (decrease) in net assets	(4,387,298)	781,076	(699,444)	(1,081,491)	135,271
Net assets, beginning of period	7,974,364	3,460,519	2,101,341	3,342,133	1,517,802
Net assets, end of period	$3,587,066	$4,241,595	$1,401,897	$2,260,642	$1,653,073

*  See Footnote 8 for details.

The accompanying notes are an integral part of these financial statements.

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX STRENGTHENING DOLLAR 2X STRATEGY	RYDEX TECHNOLOGY	RYDEX TELE- COMMUNICATIONS	RYDEX TRANSPORTATION	RYDEX U.S. GOVERNMENT MONEY MARKET	RYDEX UTILITIES	RYDEX WEAKENING DOLLAR 2X STRATEGY	VT ALL CAP VALUE (l)*	VT FLOATING RATE STRATEGIES
Investment income:
Income dividends from investments in portfolio shares	$—	$—	$4,218	$—	$1	$63,424	$—	$—	$636,482
Expenses:
Mortality and expense risk fees	—	—	—	73	18	3	—	—	—
Net investment income (expense)	—	—	4,218	(73)	(17)	63,421	—	—	636,482
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(404,018)	(119,142)	(33,087)	(74,794)	—	(438,095)	(32,039)	5,013	(241,052)
Net realized short-term capital gain distributions from investments in portfolio shares	141,465	—	—	810	—	—	—	—	29,274
Net realized long-term capital gain distributions from investments in portfolio shares	267,887	6,433	—	52,303	—	—	—	—	12,537
Net realized gain (loss) on investments in portfolio shares	5,334	(112,709)	(33,087)	(21,681)	—	(438,095)	(32,039)	5,013	(199,241)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(94,774)	(88,425)	(11,322)	(403,534)	—	(272,985)	3,442	(4,804)	(433,216)
Net increase (decrease) in net assets from operations	$(89,440)	$(201,134)	$(40,191)	$(425,288)	$(17)	$(647,659)	$(28,597)	$209	$4,025

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX STRENGTHENING DOLLAR 2X STRATEGY	RYDEX TECHNOLOGY	RYDEX TELE- COMMUNICATIONS	RYDEX TRANSPORTATION	RYDEX U.S. GOVERNMENT MONEY MARKET	RYDEX UTILITIES	RYDEX WEAKENING DOLLAR 2X STRATEGY	VT ALL CAP VALUE (l)*	VT FLOATING RATE STRATEGIES
Changes from operations:
Net investment income (expense)	$—	$—	$4,218	$(73)	$(17)	$63,421	$—	$—	$636,482
Net realized gain (loss) on investments in portfolio shares	5,334	(112,709)	(33,087)	(21,681)	—	(438,095)	(32,039)	5,013	(199,241)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(94,774)	(88,425)	(11,322)	(403,534)	—	(272,985)	3,442	(4,804)	(433,216)
Net increase (decrease) in net assets from operations	(89,440)	(201,134)	(40,191)	(425,288)	(17)	(647,659)	(28,597)	209	4,025
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	19,510	8,027	8,602	31,781	—	24,171	314	—	1,228,043
Contract redemptions	(415,900)	(248,599)	(89,044)	(280,198)	(338,991)	(515,395)	(26,048)	(8,395)	(2,411,865)
Net transfers	(816,733)	3,523,730	207,343	(2,846,075)	(195,169)	(3,597,627)	370,631	(36,665)	6,413,297
Net increase (decrease) in net assets from contract owners' transactions	(1,213,123)	3,283,158	126,901	(3,094,492)	(534,160)	(4,088,851)	344,897	(45,060)	5,229,475
Net increase (decrease) in net assets	(1,302,563)	3,082,024	86,710	(3,519,780)	(534,177)	(4,736,510)	316,300	(44,851)	5,233,500
Net assets, beginning of period	2,157,599	924,595	277,822	4,807,428	3,302,753	9,064,679	15,963	44,851	10,482,879
Net assets, end of period	$855,036	$4,006,619	$364,532	$1,287,648	$2,768,576	$4,328,169	$332,263	$—	$15,716,379

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2015

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	VT HIGH YIELD	VT LARGE CAP VALUE	VT MACRO OPPORTUNITIES	VT MANAGED ASSET ALLOCATION (m)*	VT SMALL CAP VALUE
Investment income:
Income dividends from investments in portfolio shares	$137,763	$321	$72,146	$205	$—
Expenses:
Mortality and expense risk fees	—	—	—	—	—
Net investment income (expense)	137,763	321	72,146	205	—
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(204,488)	7,528	30,711	1,063	(103,078)
Net realized short-term capital gain distributions from investments in portfolio shares	6,306	—	6,036	—	1,802
Net realized long-term capital gain distributions from investments in portfolio shares	20,963	4,162	—	—	186,968
Net realized gain (loss) on investments in portfolio shares	(177,219)	11,690	36,747	1,063	85,692
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	4,156	(12,872)	(126,196)	(1,764)	(145,113)
Net increase (decrease) in net assets from operations	$(35,300)	$(861)	$(17,303)	$(496)	$(59,421)

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2015

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	VT HIGH YIELD	VT LARGE CAP VALUE	VT MACRO OPPORTUNITIES	VT MANAGED ASSET ALLOCATION (m)*	VT SMALL CAP VALUE
Changes from operations:
Net investment income (expense)	$137,763	$321	$72,146	$205	$—
Net realized gain (loss) on investments in portfolio shares	(177,219)	11,690	36,747	1,063	85,692
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	4,156	(12,872)	(126,196)	(1,764)	(145,113)
Net increase (decrease) in net assets from operations	(35,300)	(861)	(17,303)	(496)	(59,421)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	77,562	—	420,316	—	60,205
Contract redemptions	(1,074,600)	(910)	(110,260)	(355)	(40,667)
Net transfers	949,843	(30,071)	256,889	(19,838)	(75,164)
Net increase (decrease) in net assets from contract owners' transactions	(47,195)	(30,981)	566,945	(20,193)	(55,626)
Net increase (decrease) in net assets	(82,495)	(31,842)	549,642	(20,689)	(115,047)
Net assets, beginning of period	748,398	58,232	1,970,293	20,689	791,868
Net assets, end of period	$665,903	$26,390	$2,519,935	$—	$676,821

*  See Footnote 8 for details.

The accompanying notes are an integral part of these financial statements.

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)						INVESCO VARIABLE INSURANCE FUNDS
	VT STYLEPLUS LARGE CORE	VT STYLEPLUS LARGE GROWTH	VT STYLEPLUS MID GROWTH	VT STYLEPLUS SMALL GROWTH	VT U.S. TOTAL RETURN BOND	VT WORLD EQUITY INCOME	BALANCED-RISK ALLOCATION	COMSTOCK	CORE EQUITY
Investment income:
Income dividends from investments in portfolio shares	$72	$13,423	$10,284	$29	$413,678	$11,927	$220,649	$61,734	$10,363
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—	—	—	—
Net investment income (expense)	72	13,423	10,284	29	413,678	11,927	220,649	61,734	10,363
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	12	79,721	111,094	10	220,581	(6,016)	(842,695)	32,373	25,552
Net realized short-term capital gain distributions from investments in portfolio shares	405	82,695	60,881	—	—	—	234,290	—	4,278
Net realized long-term capital gain distributions from investments in portfolio shares	53	8,799	5,551	11	—	—	263,143	8,741	90,491
Net realized gain (loss) on investments in portfolio shares	470	171,215	177,526	21	220,581	(6,016)	(345,262)	41,114	120,321
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(464)	(116,797)	(238,675)	(93)	(458,643)	(10,260)	(93,365)	(284,348)	(170,755)
Net increase (decrease) in net assets from operations	$78	$67,841	$(50,865)	$(43)	$175,616	$(4,349)	$(217,978)	$(181,500)	$(40,071)

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)						INVESCO VARIABLE INSURANCE FUNDS
	VT STYLEPLUS LARGE CORE	VT STYLEPLUS LARGE GROWTH	VT STYLEPLUS MID GROWTH	VT STYLEPLUS SMALL GROWTH	VT U.S. TOTAL RETURN BOND	VT WORLD EQUITY INCOME	BALANCED-RISK ALLOCATION	COMSTOCK	CORE EQUITY
Changes from operations:
Net investment income (expense)	$72	$13,423	$10,284	$29	$413,678	$11,927	$220,649	$61,734	$10,363
Net realized gain (loss) on investments in portfolio shares	470	171,215	177,526	21	220,581	(6,016)	(345,262)	41,114	120,321
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(464)	(116,797)	(238,675)	(93)	(458,643)	(10,260)	(93,365)	(284,348)	(170,755)
Net increase (decrease) in net assets from operations	78	67,841	(50,865)	(43)	175,616	(4,349)	(217,978)	(181,500)	(40,071)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	—	—	13,121	—	2,506,730	3,722	226,381	571,820	78
Contract redemptions	(82)	(22,623)	(66,597)	(28)	(1,122,548)	(4,232)	(142,167)	(398,345)	(25,844)
Net transfers	—	200,105	228,791	—	9,834,859	(36,442)	(2,536,816)	(1,411,340)	(309,321)
Net increase (decrease) in net assets from contract owners' transactions	(82)	177,482	175,315	(28)	11,219,041	(36,952)	(2,452,602)	(1,237,865)	(335,087)
Net increase (decrease) in net assets	(4)	245,323	124,450	(71)	11,394,657	(41,301)	(2,670,580)	(1,419,365)	(375,158)
Net assets, beginning of period	5,223	1,091,926	816,753	3,449	16,892,417	336,122	4,950,797	4,350,239	1,169,378
Net assets, end of period	$5,219	$1,337,249	$941,203	$3,378	$28,287,074	$294,821	$2,280,217	$2,930,874	$794,220

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2015

	INVESCO VARIABLE INSURANCE FUNDS (continued)
	DIVERSIFIED DIVIDEND	EQUITY AND INCOME	GLOBAL HEALTH CARE	GLOBAL REAL ESTATE	GOVERNMENT SECURITIES
Investment income:
Income dividends from investments in portfolio shares	$114,850	$140,202	$—	$294,043	$455,853
Expenses:
Mortality and expense risk fees	—	—	51	927	—
Net investment income (expense)	114,850	140,202	(51)	293,116	455,853
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	199,961	(347,075)	194,361	181,874	(378,956)
Net realized short-term capital gain distributions from investments in portfolio shares	—	35,931	3,743	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	450,005	224,527	—	—
Net realized gain (loss) on investments in portfolio shares	199,961	138,861	422,631	181,874	(378,956)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(284,527)	(463,879)	(350,884)	(635,574)	(36,977)
Net increase (decrease) in net assets from operations	$30,284	$(184,816)	$71,696	$(160,584)	$39,920

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2015

	INVESCO VARIABLE INSURANCE FUNDS (continued)
	DIVERSIFIED DIVIDEND	EQUITY AND INCOME	GLOBAL HEALTH CARE	GLOBAL REAL ESTATE	GOVERNMENT SECURITIES
Changes from operations:
Net investment income (expense)	$114,850	$140,202	$(51)	$293,116	$455,853
Net realized gain (loss) on investments in portfolio shares	199,961	138,861	422,631	181,874	(378,956)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(284,527)	(463,879)	(350,884)	(635,574)	(36,977)
Net increase (decrease) in net assets from operations	30,284	(184,816)	71,696	(160,584)	39,920
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	335,276	311,281	125,373	295,371	971,406
Contract redemptions	(506,498)	(184,375)	(174,401)	(369,181)	(905,578)
Net transfers	1,648,516	(155,195)	(1,485,253)	1,959,592	1,593,257
Net increase (decrease) in net assets from contract owners' transactions	1,477,294	(28,289)	(1,534,281)	1,885,782	1,659,085
Net increase (decrease) in net assets	1,507,578	(213,105)	(1,462,585)	1,725,198	1,699,005
Net assets, beginning of period	5,191,228	6,097,737	4,346,735	7,677,785	3,931,719
Net assets, end of period	$6,698,806	$5,884,632	$2,884,150	$9,402,983	$5,630,724

*  See Footnote 8 for details.

The accompanying notes are an integral part of these financial statements.

	INVESCO VARIABLE INSURANCE FUNDS (continued)							IVY VARIABLE INSURANCE PORTFOLIOS (ab)*
	GROWTH AND INCOME	HIGH YIELD	INTERNATIONAL GROWTH	MID CAP CORE EQUITY	GOVERNMENT MONEY MARKET (aa)*	TECHNOLOGY	VALUE OPPORTUNITIES	ASSET STRATEGY	BALANCED
Investment income:
Income dividends from investments in portfolio shares	$61,371	$162,338	$103,148	$2,140	$31,676	$—	$2,910	$48,263	$79,937
Expenses:
Mortality and expense risk fees	—	11	—	—	296	—	—	—	—
Net investment income (expense)	61,371	162,327	103,148	2,140	31,380	—	2,910	48,263	79,937
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(158,145)	(331,361)	555,069	(178,608)	—	(35,931)	(1,597)	(1,239,885)	(761,177)
Net realized short-term capital gain distributions from investments in portfolio shares	19,676	—	—	21,573	—	159	—	80,564	22,716
Net realized long-term capital gain distributions from investments in portfolio shares	299,250	—	—	173,640	—	39,710	9,563	2,236,929	1,152,673
Net realized gain (loss) on investments in portfolio shares	160,781	(331,361)	555,069	16,605	—	3,938	7,966	1,077,608	414,212
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(315,143)	51,883	(935,552)	(167,650)	—	(27,985)	(24,090)	(2,172,266)	(512,188)
Net increase (decrease) in net assets from operations	$(92,991)	$(117,151)	$(277,335)	$(148,905)	$31,380	$(24,047)	$(13,214)	$(1,046,395)	$(18,039)

	INVESCO VARIABLE INSURANCE FUNDS (continued)							IVY VARIABLE INSURANCE PORTFOLIOS (ab)*
	GROWTH AND INCOME	HIGH YIELD	INTERNATIONAL GROWTH	MID CAP CORE EQUITY	GOVERNMENT MONEY MARKET (aa)*	TECHNOLOGY	VALUE OPPORTUNITIES	ASSET STRATEGY	BALANCED
Changes from operations:
Net investment income (expense)	$61,371	$162,327	$103,148	$2,140	$31,380	$—	$2,910	$48,263	$79,937
Net realized gain (loss) on investments in portfolio shares	160,781	(331,361)	555,069	16,605	—	3,938	7,966	1,077,608	414,212
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(315,143)	51,883	(935,552)	(167,650)	—	(27,985)	(24,090)	(2,172,266)	(512,188)
Net increase (decrease) in net assets from operations	(92,991)	(117,151)	(277,335)	(148,905)	31,380	(24,047)	(13,214)	(1,046,395)	(18,039)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	54,881	121,261	370,835	68,264	616,597,139	54,137	—	298,396	162,455
Contract redemptions	(83,624)	(521,819)	(449,658)	(238,484)	(84,297,958)	(130,876)	(18,659)	(1,052,675)	(362,747)
Net transfers	(445,720)	(2,181,733)	1,318,607	397,658	(438,673,179)	2,132,989	(1,730)	(1,908,621)	(3,380,695)
Net increase (decrease) in net assets from contract owners' transactions	(474,463)	(2,582,291)	1,239,784	227,438	93,626,002	2,056,250	(20,389)	(2,662,900)	(3,580,987)
Net increase (decrease) in net assets	(567,454)	(2,699,442)	962,449	78,533	93,657,382	2,032,203	(33,603)	(3,709,295)	(3,599,026)
Net assets, beginning of period	2,293,113	5,486,118	6,521,100	2,473,689	281,054,794	776,413	141,485	14,295,417	8,674,800
Net assets, end of period	$1,725,659	$2,786,676	$7,483,549	$2,552,222	$374,712,176	$2,808,616	$107,882	$10,586,122	$5,075,774

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2015

	IVY VARIABLE INSURANCE PORTFOLIOS (continued) (ab)*
	BOND	DIVIDEND OPPORTUNITIES	ENERGY	GLOBAL BOND	GLOBAL NATURAL RESOURCES
Investment income:
Income dividends from investments in portfolio shares	$20,353	$3,036	$1,390	$20,698	$818
Expenses:
Mortality and expense risk fees	—	—	—	—	—
Net investment income (expense)	20,353	3,036	1,390	20,698	818
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(24,743)	1,325	(423,223)	(21,455)	(158,705)
Net realized short-term capital gain distributions from investments in portfolio shares	—	3,281	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	22,709	12,589	—	—
Net realized gain (loss) on investments in portfolio shares	(24,743)	27,315	(410,634)	(21,455)	(158,705)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(8,051)	(37,206)	(163,467)	(16,778)	(27,590)
Net increase (decrease) in net assets from operations	$(12,441)	$(6,855)	$(572,711)	$(17,535)	$(185,477)

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2015

	IVY VARIABLE INSURANCE PORTFOLIOS (continued) (ab)*
	BOND	DIVIDEND OPPORTUNITIES	ENERGY	GLOBAL BOND	GLOBAL NATURAL RESOURCES
Changes from operations:
Net investment income (expense)	$20,353	$3,036	$1,390	$20,698	$818
Net realized gain (loss) on investments in portfolio shares	(24,743)	27,315	(410,634)	(21,455)	(158,705)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(8,051)	(37,206)	(163,467)	(16,778)	(27,590)
Net increase (decrease) in net assets from operations	(12,441)	(6,855)	(572,711)	(17,535)	(185,477)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	22,500	2	66,659	7,601	20,576
Contract redemptions	(46,428)	(20,612)	(171,271)	(32,655)	(131,731)
Net transfers	767,094	(39,305)	577,701	66,781	48,014
Net increase (decrease) in net assets from contract owners' transactions	743,166	(59,915)	473,089	41,727	(63,141)
Net increase (decrease) in net assets	730,725	(66,770)	(99,622)	24,192	(248,618)
Net assets, beginning of period	608,027	257,221	2,103,388	471,752	958,576
Net assets, end of period	$1,338,752	$190,451	$2,003,766	$495,944	$709,958

*  See Footnote 8 for details.

The accompanying notes are an integral part of these financial statements.

	IVY FUNDS VARIABLE INSURANCE PORTFOLIOS (continued)						JANUS ASPEN SERIES- INSTITUTIONAL
	GROWTH	HIGH INCOME	LIMITED TERM BOND	MID CAP GROWTH	SCIENCE AND TECHNOLOGY	VALUE	BALANCED	ENTERPRISE	FORTY
Investment income:
Income dividends from investments in portfolio shares	$50	$1,427,163	$26,400	$—	$—	$6,515	$529,821	$98,782	$69,550
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—	—	739	—
Net investment income (expense)	50	1,427,163	26,400	—	—	6,515	529,821	98,043	69,550
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(3)	(2,573,702)	(537)	192,495	(129,822)	(144,981)	586,932	489,218	(811,010)
Net realized short-term capital gain distributions from investments in portfolio shares	284	60,730	—	35,054	—	23,640	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	5,229	181,584	—	311,805	420,270	85,082	873,661	1,078,679	1,088,801
Net realized gain (loss) on investments in portfolio shares	5,510	(2,331,388)	(537)	539,354	290,448	(36,259)	1,460,593	1,567,897	277,791
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(2,385)	(165,093)	(23,838)	(788,484)	(576,115)	(47,833)	(1,913,037)	(1,384,969)	26,354
Net increase (decrease) in net assets from operations	$3,175	$(1,069,318)	$2,025	$(249,130)	$(285,667)	$(77,577)	$77,377	$280,971	$373,695

	IVY FUNDS VARIABLE INSURANCE PORTFOLIOS (continued)						JANUS ASPEN SERIES- INSTITUTIONAL
	GROWTH	HIGH INCOME	LIMITED TERM BOND	MID CAP GROWTH	SCIENCE AND TECHNOLOGY	VALUE	BALANCED	ENTERPRISE	FORTY
Changes from operations:
Net investment income (expense)	$50	$1,427,163	$26,400	$—	$—	$6,515	$529,821	$98,043	$69,550
Net realized gain (loss) on investments in portfolio shares	5,510	(2,331,388)	(537)	539,354	290,448	(36,259)	1,460,593	1,567,897	277,791
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(2,385)	(165,093)	(23,838)	(788,484)	(576,115)	(47,833)	(1,913,037)	(1,384,969)	26,354
Net increase (decrease) in net assets from operations	3,175	(1,069,318)	2,025	(249,130)	(285,667)	(77,577)	77,377	280,971	373,695
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	—	228,324	2,818	208,348	423,428	10,853	402,633	523,646	146,582
Contract redemptions	(128)	(1,667,666)	(57,688)	(266,370)	(1,082,880)	(18,008)	(1,205,386)	(419,355)	(387,575)
Net transfers	—	(3,560,769)	2,819,767	(252,964)	1,948,249	50,006	7,411,447	3,924,436	10,289,878
Net increase (decrease) in net assets from contract owners' transactions	(128)	(5,000,111)	2,764,897	(310,986)	1,288,797	42,851	6,608,694	4,028,727	10,048,885
Net increase (decrease) in net assets	3,047	(6,069,429)	2,766,922	(560,116)	1,003,130	(34,726)	6,686,071	4,309,698	10,422,580
Net assets, beginning of period	44,354	13,637,858	924,019	4,226,711	6,263,279	1,216,310	21,267,637	9,178,684	2,228,998
Net assets, end of period	$47,401	$7,568,429	$3,690,941	$3,666,595	$7,266,409	$1,181,584	$27,953,708	$13,488,382	$12,651,578

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2015

	JANUS ASPEN SERIES-INSTITUTIONAL (continued)				JANUS ASPEN SERIES- SERVICE	JANUS ASPEN SERIES- SERVICE (continued)
	GLOBAL RESEARCH	JANUS	OVERSEAS	PERKINS MID CAP VALUE	FLEXIBLE BOND	GLOBAL ALLOCATION MODERATE	GLOBAL TECHNOLOGY
Investment income:
Income dividends from investments in portfolio shares	$8,505	$21,928	$21,874	$95,998	$433,520	$155	$1,634
Expenses:
Mortality and expense risk fees	307	203	7	—	—	—	—
Net investment income (expense)	8,198	21,725	21,867	95,998	433,520	155	1,634
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	63,589	(561,749)	(369,337)	186,977	(55,549)	1	(3,890)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	652,354	104,891	760,362	77,320	825	26,920
Net realized gain (loss) on investments in portfolio shares	63,589	90,605	(264,446)	947,339	21,771	826	23,030
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(117,101)	(127,741)	(38,104)	(1,306,788)	(560,619)	(1,436)	(19,521)
Net increase (decrease) in net assets from operations	$(45,314)	$(15,411)	$(280,683)	$(263,451)	$(105,328)	$(455)	$5,143

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2015

	JANUS ASPEN SERIES-INSTITUTIONAL (continued)				JANUS ASPEN SERIES- SERVICE	JANUS ASPEN SERIES- SERVICE (continued)
	GLOBAL RESEARCH	JANUS	OVERSEAS	PERKINS MID CAP VALUE	FLEXIBLE BOND	GLOBAL ALLOCATION MODERATE	GLOBAL TECHNOLOGY
Changes from operations:
Net investment income (expense)	$8,198	$21,725	$21,867	$95,998	$433,520	$155	$1,634
Net realized gain (loss) on investments in portfolio shares	63,589	90,605	(264,446)	947,339	21,771	826	23,030
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(117,101)	(127,741)	(38,104)	(1,306,788)	(560,619)	(1,436)	(19,521)
Net increase (decrease) in net assets from operations	(45,314)	(15,411)	(280,683)	(263,451)	(105,328)	(455)	5,143
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	80,774	215,600	200,619	219,972	1,207,710	—	29,847
Contract redemptions	(58,114)	(195,482)	(132,666)	(390,990)	(1,217,404)	(24)	(6,970)
Net transfers	159,656	1,557,107	(843,705)	(656,257)	16,325,070	—	(73,936)
Net increase (decrease) in net assets from contract owners' transactions	182,316	1,577,225	(775,752)	(827,275)	16,315,376	(24)	(51,059)
Net increase (decrease) in net assets	137,002	1,561,814	(1,056,435)	(1,090,726)	16,210,048	(479)	(45,916)
Net assets, beginning of period	987,797	938,176	4,461,257	8,287,661	11,088,178	19,275	162,417
Net assets, end of period	$1,124,799	$2,499,990	$3,404,822	$7,196,935	$27,298,226	$18,796	$116,501

*  See Footnote 8 for details.

The accompanying notes are an integral part of these financial statements.

	JOHN HANCOCK VARIABLE INSURANCE TRUST	JPMORGAN INSURANCE TRUST		LAZARD RETIREMENT SERIES
	EMERGING MARKETS TRUST FUND (c)*	GLOBAL ALLOCATION (c)*	INCOME BUILDER (c)*	EMERGING MARKETS EQUITY	GLOBAL DYNAMIC MULTI ASSET	INTERNATIONAL EQUITY	US SMALL-MID CAP EQUITY
Investment income:
Income dividends from investments in portfolio shares	$2,384	$1,847	$5,418	$274,436	$—	$240,419	$—
Expenses:
Mortality and expense risk fees	43	—	—	—	—	—	29
Net investment income (expense)	2,341	1,847	5,418	274,436	—	240,419	(29)
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(1,152)	(4)	(6)	(731,032)	(8,012)	248,995	(146,322)
Net realized short-term capital gain distributions from investments in portfolio shares	—	90	18	—	3,974	—	53,778
Net realized long-term capital gain distributions from investments in portfolio shares	—	597	124	66,137	25,918	254,557	58,180
Net realized gain (loss) on investments in portfolio shares	(1,152)	683	136	(664,895)	21,880	503,552	(34,364)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(18,393)	(6,533)	(6,838)	(4,855,170)	(26,042)	(1,038,255)	(63,823)
Net increase (decrease) in net assets from operations	$(17,204)	$(4,003)	$(1,284)	$(5,245,629)	$(4,162)	$(294,284)	$(98,216)

	JOHN HANCOCK VARIABLE INSURANCE TRUST	JPMORGAN INSURANCE TRUST		LAZARD RETIREMENT SERIES
	EMERGING MARKETS TRUST FUND (c)*	GLOBAL ALLOCATION (c)*	INCOME BUILDER (c)*	EMERGING MARKETS EQUITY	GLOBAL DYNAMIC MULTI ASSET	INTERNATIONAL EQUITY	US SMALL-MID CAP EQUITY
Changes from operations:
Net investment income (expense)	$2,341	$1,847	$5,418	$274,436	$—	$240,419	$(29)
Net realized gain (loss) on investments in portfolio shares	(1,152)	683	136	(664,895)	21,880	503,552	(34,364)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(18,393)	(6,533)	(6,838)	(4,855,170)	(26,042)	(1,038,255)	(63,823)
Net increase (decrease) in net assets from operations	(17,204)	(4,003)	(1,284)	(5,245,629)	(4,162)	(294,284)	(98,216)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	20,118	—	—	398,463	24,366	455,154	42,446
Contract redemptions	(10,962)	(87)	(174)	(731,022)	(118,036)	(652,849)	(115,217)
Net transfers	434,396	136,098	216,680	2,615,241	(35,236)	6,454,472	(211,574)
Net increase (decrease) in net assets from contract owners' transactions	443,552	136,011	216,506	2,282,682	(128,906)	6,256,777	(284,345)
Net increase (decrease) in net assets	426,348	132,008	215,222	(2,962,947)	(133,068)	5,962,493	(382,561)
Net assets, beginning of period	—	—	—	23,951,216	1,332,723	8,292,782	1,981,730
Net assets, end of period	$426,348	$132,008	$215,222	$20,988,269	$1,199,655	$14,255,275	$1,599,169

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2015

	LAZARD RETIREMENT SERIES (continued)	LEGG MASON PARTNERS VARIABLE EQUITY TRUST				LEGG MASON PARTNERS VARIABLE EQUITY TRUST (continued)
	US STRATEGIC EQUITY	BW ABSOLUTE RETURN OPPORTUNITIES	CLEARBRIDGE AGGRESSIVE GROWTH	CLEARBRIDGE DIVIDEND STRATEGY (o)*	CLEARBRIDGE LARGE CAP GROWTH	CLEARBRIDGE SMALL CAP GROWTH	QS DYNAMIC MULTI- STRATEGY
Investment income:
Income dividends from investments in portfolio shares	$7,889	$—	$52,272	$56,077	$29,046	$—	$13,529
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—	—
Net investment income (expense)	7,889	—	52,272	56,077	29,046	—	13,529
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(53,874)	(153,040)	467,618	35,186	(92,278)	(158,146)	23,200
Net realized short-term capital gain distributions from investments in portfolio shares	2,123	27,795	434	—	64,865	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	117,221	45,135	1,450,871	—	635,985	52,126	20,433
Net realized gain (loss) on investments in portfolio shares	65,470	(80,110)	1,918,923	35,186	608,572	(106,020)	43,633
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(169,387)	(55,963)	(2,546,822)	(219,145)	(370,746)	(23,723)	(175,067)
Net increase (decrease) in net assets from operations	$(96,028)	$(136,073)	$(575,627)	$(127,882)	$266,872	$(129,743)	$(117,905)

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2015

	LAZARD RETIREMENT SERIES (continued)	LEGG MASON PARTNERS VARIABLE EQUITY TRUST				LEGG MASON PARTNERS VARIABLE EQUITY TRUST (continued)
	US STRATEGIC EQUITY	BW ABSOLUTE RETURN OPPORTUNITIES	CLEARBRIDGE AGGRESSIVE GROWTH	CLEARBRIDGE DIVIDEND STRATEGY (o)*	CLEARBRIDGE LARGE CAP GROWTH	CLEARBRIDGE SMALL CAP GROWTH	QS DYNAMIC MULTI- STRATEGY
Changes from operations:
Net investment income (expense)	$7,889	$—	$52,272	$56,077	$29,046	$—	$13,529
Net realized gain (loss) on investments in portfolio shares	65,470	(80,110)	1,918,923	35,186	608,572	(106,020)	43,633
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(169,387)	(55,963)	(2,546,822)	(219,145)	(370,746)	(23,723)	(175,067)
Net increase (decrease) in net assets from operations	(96,028)	(136,073)	(575,627)	(127,882)	266,872	(129,743)	(117,905)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	236,760	30,078	361,689	20,023	165,273	57,149	116,011
Contract redemptions	(50,791)	(140,669)	(521,310)	(432,847)	(174,176)	(88,685)	(290,734)
Net transfers	926,749	703,852	(827,787)	(842,250)	3,780,215	(261,398)	386,544
Net increase (decrease) in net assets from contract owners' transactions	1,112,718	593,261	(987,408)	(1,255,074)	3,771,312	(292,934)	211,821
Net increase (decrease) in net assets	1,016,690	457,188	(1,563,035)	(1,382,956)	4,038,184	(422,677)	93,916
Net assets, beginning of period	746,723	545,794	14,496,201	3,528,897	2,284,539	2,391,091	1,530,872
Net assets, end of period	$1,763,413	$1,002,982	$12,933,166	$2,145,941	$6,322,723	$1,968,414	$1,624,788

*  See Footnote 8 for details.
The accompanying notes are an integral part of these financial statements.

	LEGG MASON PARTNERS VARIABLE EQUITY TRUST	LORD ABBETT SERIES FUND					NATIONWIDE VARIABLE INSURANCE TRUST
	WESTERN ASSET GLOBAL HIGH YIELD BOND	BOND DEBENTURE	CALIBRATED DIVIDEND GROWTH	CLASSIC STOCK	GROWTH AND INCOME	INTERNATIONAL OPPORTUNITIES	BOND INDEX
Investment income:
Income dividends from investments in portfolio shares	$124,888	$739,569	$57,525	$614	$32,887	$54,375	$55,027
Expenses:
Mortality and expense risk fees	—	—	—	—	569	—	5,984
Net investment income (expense)	124,888	739,569	57,525	614	32,318	54,375	49,043
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(416,130)	(1,248,107)	(40,028)	(2,214)	395,258	(262,521)	(32,822)
Net realized short-term capital gain distributions from investments in portfolio shares	—	18,922	97,533	—	—	84,408	10,847
Net realized long-term capital gain distributions from investments in portfolio shares	—	137,635	180,245	13,661	140,782	414,962	15,896
Net realized gain (loss) on investments in portfolio shares	(416,130)	(1,091,550)	237,750	11,447	536,040	236,849	(6,079)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	126,518	12,773	(386,464)	(12,059)	(628,780)	(129,074)	(62,471)
Net increase (decrease) in net assets from operations	$(164,724)	$(339,208)	$(91,189)	$2	$(60,422)	$162,150	$(19,507)

	LEGG MASON PARTNERS VARIABLE EQUITY TRUST	LORD ABBETT SERIES FUND					NATIONWIDE VARIABLE INSURANCE TRUST
	WESTERN ASSET GLOBAL HIGH YIELD BOND	BOND DEBENTURE	CALIBRATED DIVIDEND GROWTH	CLASSIC STOCK	GROWTH AND INCOME	INTERNATIONAL OPPORTUNITIES	BOND INDEX
Changes from operations:
Net investment income (expense)	$124,888	$739,569	$57,525	$614	$32,318	$54,375	$49,043
Net realized gain (loss) on investments in portfolio shares	(416,130)	(1,091,550)	237,750	11,447	536,040	236,849	(6,079)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	126,518	12,773	(386,464)	(12,059)	(628,780)	(129,074)	(62,471)
Net increase (decrease) in net assets from operations	(164,724)	(339,208)	(91,189)	2	(60,422)	162,150	(19,507)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	3,933	690,572	179,355	749	31,812	277,876	56,573
Contract redemptions	(326,995)	(1,754,692)	(22,931)	(335)	(86,626)	(340,233)	(27,328)
Net transfers	(760,751)	(730,940)	2,112,862	(115,172)	(397,955)	3,964,509	175,158
Net increase (decrease) in net assets from contract owners' transactions	(1,083,813)	(1,795,060)	2,269,286	(114,758)	(452,769)	3,902,152	204,403
Net increase (decrease) in net assets	(1,248,537)	(2,134,268)	2,178,097	(114,756)	(513,191)	4,064,302	184,896
Net assets, beginning of period	2,924,247	19,644,610	920,612	191,269	3,108,546	2,188,184	2,440,147
Net assets, end of period	$1,675,710	$17,510,342	$3,098,709	$76,513	$2,595,355	$6,252,486	$2,625,043

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2015

	NATIONWIDE VARIABLE INSURANCE TRUST (continued)				NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
	INTERNATIONAL INDEX	MID CAP INDEX	S&P 500 INDEX	SMALL CAP INDEX	ABSOLUTE RETURN MULTI MANAGER (a)*
Investment income:
Income dividends from investments in portfolio shares	$243,087	$88,450	$257,545	$109,457	$—
Expenses:
Mortality and expense risk fees	12,777	6,264	12,665	10,577	—
Net investment income (expense)	230,310	82,186	244,880	98,880	—
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(30,064)	114,530	240,831	19,257	(10,715)
Net realized short-term capital gain distributions from investments in portfolio shares	—	12,688	—	30,939	3,419
Net realized long-term capital gain distributions from investments in portfolio shares	—	457,247	160,433	634,500	158
Net realized gain (loss) on investments in portfolio shares	(30,064)	584,465	401,264	684,696	(7,138)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(454,435)	(883,570)	(798,850)	(1,241,186)	(29,543)
Net increase (decrease) in net assets from operations	$(254,189)	$(216,919)	$(152,706)	$(457,610)	$(36,681)

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2015

	NATIONWIDE VARIABLE INSURANCE TRUST (continued)				NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
	INTERNATIONAL INDEX	MID CAP INDEX	S&P 500 INDEX	SMALL CAP INDEX	ABSOLUTE RETURN MULTI MANAGER (a)*
Changes from operations:
Net investment income (expense)	$230,310	$82,186	$244,880	$98,880	$—
Net realized gain (loss) on investments in portfolio shares	(30,064)	584,465	401,264	684,696	(7,138)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(454,435)	(883,570)	(798,850)	(1,241,186)	(29,543)
Net increase (decrease) in net assets from operations	(254,189)	(216,919)	(152,706)	(457,610)	(36,681)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	236,530	334,254	237,204	629,238	—
Contract redemptions	(264,155)	(239,312)	(627,100)	(379,697)	(13,121)
Net transfers	3,057,930	1,308,504	1,716,670	2,001,021	698,746
Net increase (decrease) in net assets from contract owners' transactions	3,030,305	1,403,446	1,326,774	2,250,562	685,625
Net increase (decrease) in net assets	2,776,116	1,186,527	1,174,068	1,792,952	648,944
Net assets, beginning of period	7,010,806	5,898,959	10,977,369	6,569,925	—
Net assets, end of period	$9,786,922	$7,085,486	$12,151,437	$8,362,877	$648,944

*  See Footnote 8 for details.

The accompanying notes are an integral part of these financial statements.

	NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST (continued)						NORTHERN LIGHTS VARIABLE TRUST
	LARGE CAP VALUE	MID-CAP GROWTH	MID CAP INTRINSIC VALUE	SHORT DURATION BOND	SMALL-CAP GROWTH (p)*	SOCIALLY RESPONSIVE	7TWELVE BALANCED CL 3 (a)*	7TWELVE BALANCED CL 4	ADAPTIVE ALLOCATION
Investment income:
Income dividends from investments in portfolio shares	$8,209	$—	$39,851	$95,274	$—	$18,349	$3,359	$1,070	$—
Expenses:
Mortality and expense risk fees	97	91	—	—	—	—	—	—	—
Net investment income (expense)	8,112	(91)	39,851	95,274	—	18,349	3,359	1,070	—
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(31,419)	(395,242)	5,642	(75,479)	(364,652)	366,115	(1,006)	2,151	(1,514)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	76,664	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	82,962	419,476	118,755	—	75,195	290,104	—	—	—
Net realized gain (loss) on investments in portfolio shares	51,543	24,234	124,397	(75,479)	(212,793)	656,219	(1,006)	2,151	(1,514)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(246,886)	(111,241)	(637,683)	(14,320)	(61,496)	(652,972)	(32,090)	(12,130)	(5,681)
Net increase (decrease) in net assets from operations	$(187,231)	$(87,098)	$(473,435)	$5,475	$(274,289)	$21,596	$(29,737)	$(8,909)	$(7,195)

	NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST (continued)						NORTHERN LIGHTS VARIABLE TRUST
	LARGE CAP VALUE	MID-CAP GROWTH	MID CAP INTRINSIC VALUE	SHORT DURATION BOND	SMALL-CAP GROWTH (p)*	SOCIALLY RESPONSIVE	7TWELVE BALANCED CL 3 (a)*	7TWELVE BALANCED CL 4	ADAPTIVE ALLOCATION
Changes from operations:
Net investment income (expense)	$8,112	$(91)	$39,851	$95,274	$—	$18,349	$3,359	$1,070	$—
Net realized gain (loss) on investments in portfolio shares	51,543	24,234	124,397	(75,479)	(212,793)	656,219	(1,006)	2,151	(1,514)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(246,886)	(111,241)	(637,683)	(14,320)	(61,496)	(652,972)	(32,090)	(12,130)	(5,681)
Net increase (decrease) in net assets from operations	(187,231)	(87,098)	(473,435)	5,475	(274,289)	21,596	(29,737)	(8,909)	(7,195)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	(31)	100,472	196,905	140,337	9,436	42,781	10,907	25,268	—
Contract redemptions	(553,614)	(395,209)	(468,811)	(193,554)	(106,082)	(132,894)	(9,749)	(169,270)	(2,369)
Net transfers	517,680	1,856,750	4,044,466	1,805,329	(939,993)	(1,749,257)	359,682	(362,386)	(39,551)
Net increase (decrease) in net assets from contract owners' transactions	(35,965)	1,562,013	3,772,560	1,752,112	(1,036,639)	(1,839,370)	360,840	(506,388)	(41,920)
Net increase (decrease) in net assets	(223,196)	1,474,915	3,299,125	1,757,587	(1,310,928)	(1,817,774)	331,103	(515,297)	(49,115)
Net assets, beginning of period	1,556,233	2,756,736	1,188,171	3,967,139	1,310,928	3,771,186	—	726,600	146,991
Net assets, end of period	$1,333,037	$4,231,651	$4,487,296	$5,724,726	$—	$1,953,412	$331,103	$211,303	$97,876

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2015

	NORTHERN LIGHTS VARIABLE TRUST (continued)
	BTS TACTICAL FIXED INCOME (c)*	CHANGING PARAMETERS	JNF DYNASTY LIQUID ALTERNATIVES (n)*	JNF EXCEED DEFINED SHIELD INDEX (ac)*	JNF SSGA SECTOR ROTATION
Investment income:
Income dividends from investments in portfolio shares	$548	$268,196	$1,909	$159,523	$12,040
Expenses:
Mortality and expense risk fees	—	—	—	—	1,492
Net investment income (expense)	548	268,196	1,909	159,523	10,548
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(5,151)	(128,163)	(4,972)	(92,720)	119,213
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	49,965	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	937	23,119	360,981
Net realized gain (loss) on investments in portfolio shares	(5,151)	(128,163)	(4,035)	(19,636)	480,194
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(981)	(456,076)	(14)	(310,647)	(536,863)
Net increase (decrease) in net assets from operations	$(5,584)	$(316,043)	$(2,140)	$(170,760)	$(46,121)

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2015

	NORTHERN LIGHTS VARIABLE TRUST (continued)
	BTS TACTICAL FIXED INCOME (c)*	CHANGING PARAMETERS	JNF DYNASTY LIQUID ALTERNATIVES (n)*	JNF EXCEED DEFINED SHIELD INDEX (ac)*	JNF SSGA SECTOR ROTATION
Changes from operations:
Net investment income (expense)	$548	$268,196	$1,909	$159,523	$10,548
Net realized gain (loss) on investments in portfolio shares	(5,151)	(128,163)	(4,035)	(19,636)	480,194
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(981)	(456,076)	(14)	(310,647)	(536,863)
Net increase (decrease) in net assets from operations	(5,584)	(316,043)	(2,140)	(170,760)	(46,121)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	—	288,061	3,618	150,949	25,000
Contract redemptions	(23)	(3,391,348)	(89)	(292,114)	(200,852)
Net transfers	69,033	251,193	(11,369)	(4,706,531)	76,970
Net increase (decrease) in net assets from contract owners' transactions	69,010	(2,852,094)	(7,840)	(4,847,696)	(98,882)
Net increase (decrease) in net assets	63,426	(3,168,137)	(9,980)	(5,018,456)	(145,003)
Net assets, beginning of period	—	15,095,646	9,980	6,155,520	2,203,990
Net assets, end of period	$63,426	$11,927,509	$—	$1,137,064	$2,058,987

*  See Footnote 8 for details.

The accompanying notes are an integral part of these financial statements.

	NORTHERN LIGHTS VARIABLE TRUST (continued)
	JNF SSGA TACTICAL ALLOCATION	MARINER MANAGED FUTURES STRATEGY	POWER INCOME	PROBABILITIES	TOPS AGGRESSIVE GROWTH ETF CLASS 1	TOPS BALANCED ETF CLASS 1	TOPS BALANCED ETF CLASS 2	TOPS CONSERVATIVE ETF CLASS 1	TOPS CONSERVATIVE ETF CLASS 2
Investment income:
Income dividends from investments in portfolio shares	$22,112	$543,028	$78,194	$—	$911	$337	$20	$2,773	$24,478
Expenses:
Mortality and expense risk fees	674	—	—	—	—	—	—	72	—
Net investment income (expense)	21,438	543,028	78,194	—	911	337	20	2,701	24,478
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(35,757)	238,840	(28,577)	417,048	343	—	102	(581)	4,705
Net realized short-term capital gain distributions from investments in portfolio shares	51,223	—	—	3,208,018	—	6	—	999	10,224
Net realized long-term capital gain distributions from investments in portfolio shares	139,241	—	—	—	3,040	358	24	300	3,072
Net realized gain (loss) on investments in portfolio shares	154,707	238,840	(28,577)	3,625,066	3,383	364	126	718	18,001
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(217,944)	(1,296,114)	(117,326)	(5,171,945)	(6,974)	(1,247)	(270)	452	(80,274)
Net increase (decrease) in net assets from operations	$(41,799)	$(514,246)	$(67,709)	$(1,546,879)	$(2,680)	$(546)	$(124)	$3,871	$(37,795)

	NORTHERN LIGHTS VARIABLE TRUST (continued)
	JNF SSGA TACTICAL ALLOCATION	MARINER MANAGED FUTURES STRATEGY	POWER INCOME	PROBABILITIES	TOPS AGGRESSIVE GROWTH ETF CLASS 1	TOPS BALANCED ETF CLASS 1	TOPS BALANCED ETF CLASS 2	TOPS CONSERVATIVE ETF CLASS 1	TOPS CONSERVATIVE ETF CLASS 2
Changes from operations:
Net investment income (expense)	$21,438	$543,028	$78,194	$—	$911	$337	$20	$2,701	$24,478
Net realized gain (loss) on investments in portfolio shares	154,707	238,840	(28,577)	3,625,066	3,383	364	126	718	18,001
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(217,944)	(1,296,114)	(117,326)	(5,171,945)	(6,974)	(1,247)	(270)	452	(80,274)
Net increase (decrease) in net assets from operations	(41,799)	(514,246)	(67,709)	(1,546,879)	(2,680)	(546)	(124)	3,871	(37,795)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	38,536	14,587	853	553,385	—		8	190,001	—
Contract redemptions	(114,339)	(42,421)	(67,735)	(3,091,989)	(204)	—	(2,874)	(4,148)	(13,809)
Net transfers	255,766	522,115	1,391,715	(3,521,075)	(3,057)	—	(45,481)	(2,244)	(39,932)
Net increase (decrease) in net assets from contract owners' transactions	179,963	494,281	1,324,833	(6,059,679)	(3,261)	—	(48,347)	183,609	(53,741)
Net increase (decrease) in net assets	138,164	(19,965)	1,257,124	(7,606,558)	(5,941)	(546)	(48,471)	187,480	(91,536)
Net assets, beginning of period	824,790	6,193,836	1,963,568	33,407,118	83,163	22,891	48,471	63,512	1,910,889
Net assets, end of period	$962,954	$6,173,871	$3,220,692	$25,800,560	$77,222	$22,345	$—	$250,992	$1,819,353

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2015

	NORTHERN LIGHTS VARIABLE TRUST (continued)
	TOPS GROWTH ETF CLASS 1	TOPS GROWTH ETF CLASS 2	TOPS MANAGED RISK BALANCED ETF CLASS 1	TOPS MANAGED RISK BALANCED ETF CLASS 2	TOPS MANAGED RISK GROWTH ETF CLASS 1
Investment income:
Income dividends from investments in portfolio shares	$13,523	$790	$13,858	$26,736	$644,363
Expenses:
Mortality and expense risk fees	80	—	287	—	8,767
Net investment income (expense)	13,443	790	13,571	26,736	635,596
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(10,134)	2,189	397,789	11,940	400,769
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	293	672	—
Net realized long-term capital gain distributions from investments in portfolio shares	24,590	1,623	21,710	49,868	167,032
Net realized gain (loss) on investments in portfolio shares	14,456	3,812	419,792	62,480	567,801
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(76,681)	(6,574)	(432,004)	(190,690)	(4,681,686)
Net increase (decrease) in net assets from operations	$(48,782)	$(1,972)	$1,359	$(101,474)	$(3,478,289)

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2015

	NORTHERN LIGHTS VARIABLE TRUST (continued)
	TOPS GROWTH ETF CLASS 1	TOPS GROWTH ETF CLASS 2	TOPS MANAGED RISK BALANCED ETF CLASS 1	TOPS MANAGED RISK BALANCED ETF CLASS 2	TOPS MANAGED RISK GROWTH ETF CLASS 1
Changes from operations:
Net investment income (expense)	$13,443	$790	$13,571	$26,736	$635,596
Net realized gain (loss) on investments in portfolio shares	14,456	3,812	419,792	62,480	567,801
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(76,681)	(6,574)	(432,004)	(190,690)	(4,681,686)
Net increase (decrease) in net assets from operations	(48,782)	(1,972)	1,359	(101,474)	(3,478,289)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	—	—	(231,565)	50,207	2,208,428
Contract redemptions	(562)	(9,789)	(3,998,075)	(2,127)	(1,738,802)
Net transfers	1,023,189	—	(111,303)	540,492	(4,003,037)
Net increase (decrease) in net assets from contract owners' transactions	1,022,627	(9,789)	(4,340,943)	588,572	(3,533,411)
Net increase (decrease) in net assets	973,845	(11,761)	(4,339,584)	487,098	(7,011,700)
Net assets, beginning of period	858,572	63,143	5,248,583	1,606,911	39,045,383
Net assets, end of period	$1,832,417	$51,382	$908,999	$2,094,009	$32,033,683

*  See Footnote 8 for details.

The accompanying notes are an integral part of these financial statements.

	NORTHERN LIGHTS VARIABLE TRUST (continued)					OPPENHEIMER VARIABLE ACCOUNT FUNDS
	TOPS MANAGED RISK GROWTH ETF CLASS 2	TOPS MANAGED RISK MOD GROWTH ETF CLASS 1	TOPS MANAGED RISK MOD GROWTH ETF CLASS 2	TOPS MODERATE GROWTH ETF CLASS 1	TOPS MODERATE GROWTH ETF CLASS 2	CONSERVATIVE BALANCED (q)*	CORE BOND	GLOBAL	GLOBAL MULTI- ALTERNATIVES (r)*
Investment income:
Income dividends from investments in portfolio shares	$2,331	$49,333	$20,896	$—	$551	$2,329	$130,862	$84,886	$253
Expenses:
Mortality and expense risk fees	—	137	—	47	—	—	—	—	—
Net investment income (expense)	2,331	49,196	20,896	(47)	551	2,329	130,862	84,886	253
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(1,270)	495,156	30,346	(9,181)	3	2,386	(111,392)	(89,409)	(1,523)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	958	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	710	68,035	33,739	—	1,078	—	—	522,929	—
Net realized gain (loss) on investments in portfolio shares	(560)	563,191	64,085	(9,181)	2,039	2,386	(111,392)	433,520	(1,523)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(15,062)	(755,786)	(190,910)	5,887	(3,722)	(3,711)	(18,883)	(592,673)	(7,842)
Net increase (decrease) in net assets from operations	$(13,291)	$(143,399)	$(105,929)	$(3,341)	$(1,132)	$1,004	$587	$(74,267)	$(9,112)

	NORTHERN LIGHTS VARIABLE TRUST (continued)					OPPENHEIMER VARIABLE ACCOUNT FUNDS
	TOPS MANAGED RISK GROWTH ETF CLASS 2	TOPS MANAGED RISK MOD GROWTH ETF CLASS 1	TOPS MANAGED RISK MOD GROWTH ETF CLASS 2	TOPS MODERATE GROWTH ETF CLASS 1	TOPS MODERATE GROWTH ETF CLASS 2	CONSERVATIVE BALANCED (q)*	CORE BOND	GLOBAL	GLOBAL MULTI- ALTERNATIVES (r)*
Changes from operations:
Net investment income (expense)	$2,331	$49,196	$20,896	$(47)	$551	$2,329	$130,862	$84,886	$253
Net realized gain (loss) on investments in portfolio shares	(560)	563,191	64,085	(9,181)	2,039	2,386	(111,392)	433,520	(1,523)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(15,062)	(755,786)	(190,910)	5,887	(3,722)	(3,711)	(18,883)	(592,673)	(7,842)
Net increase (decrease) in net assets from operations	(13,291)	(143,399)	(105,929)	(3,341)	(1,132)	1,004	587	(74,267)	(9,112)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	6,735	2	49,813	50,000	—	—	141,080	432,797	17,910
Contract redemptions	(2,692)	(2,298,921)	(60,154)	(360)	(394)	(186)	(654,560)	(206,907)	(1,579)
Net transfers	62,835	(899,602)	304,994	1,428,164	—	(14,561)	2,681,155	3,652,388	185,788
Net increase (decrease) in net assets from contract owners' transactions	66,878	(3,198,521)	294,653	1,477,804	(394)	(14,747)	2,167,675	3,878,278	202,119
Net increase (decrease) in net assets	53,587	(3,341,920)	188,724	1,474,463	(1,526)	(13,743)	2,168,262	3,804,011	193,007
Net assets, beginning of period	119,750	6,287,653	1,303,353	129,235	33,476	128,694	1,913,645	4,667,124	37,752
Net assets, end of period	$173,337	$2,945,733	$1,492,077	$1,603,698	$31,950	$114,951	$4,081,907	$8,471,135	$230,759

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2015

	OPPENHEIMER VARIABLE ACCOUNT FUNDS (continued)			PIMCO VARIABLE INSURANCE TRUST
	GLOBAL STRATEGIC INCOME	INTERNATIONAL GROWTH	MAIN STREET®	ALL ASSET	ALL ASSET ALL AUTHORITY ADMIN
Investment income:
Income dividends from investments in portfolio shares	$110,522	$94,555	$12,128	$812,134	$79,931
Expenses:
Mortality and expense risk fees	—	—	—	—	—
Net investment income (expense)	110,522	94,555	12,128	812,134	79,931
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(65,538)	(178,026)	(87,743)	(1,424,732)	(481,858)
Net realized short-term capital gain distributions from investments in portfolio shares	—	20,360	42,172	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	693,735	241,528	—	6,124
Net realized gain (loss) on investments in portfolio shares	(65,538)	536,069	195,957	(1,424,732)	(475,734)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(78,300)	(539,332)	(119,453)	(1,725,300)	91,525
Net increase (decrease) in net assets from operations	$(33,316)	$91,292	$88,632	$(2,337,898)	$(304,278)

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2015

	OPPENHEIMER VARIABLE ACCOUNT FUNDS (continued)			PIMCO VARIABLE INSURANCE TRUST
	GLOBAL STRATEGIC INCOME	INTERNATIONAL GROWTH	MAIN STREET®	ALL ASSET	ALL ASSET ALL AUTHORITY ADMIN
Changes from operations:
Net investment income (expense)	$110,522	$94,555	$12,128	$812,134	$79,931
Net realized gain (loss) on investments in portfolio shares	(65,538)	536,069	195,957	(1,424,732)	(475,734)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(78,300)	(539,332)	(119,453)	(1,725,300)	91,525
Net increase (decrease) in net assets from operations	(33,316)	91,292	88,632	(2,337,898)	(304,278)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	23,626	1,226,355	454	374,641	194,632
Contract redemptions	(178,216)	(596,398)	(141,193)	(897,421)	(2,281,548)
Net transfers	258,808	2,272,642	1,114,879	(8,051,491)	(3,344)
Net increase (decrease) in net assets from contract owners' transactions	104,218	2,902,599	974,140	(8,574,271)	(2,090,260)
Net increase (decrease) in net assets	70,902	2,993,891	1,062,772	(10,912,169)	(2,394,538)
Net assets, beginning of period	1,335,133	8,870,779	1,732,090	29,728,544	4,506,613
Net assets, end of period	$1,406,035	$11,864,670	$2,794,862	$18,816,375	$2,112,075

The accompanying notes are an integral part of these financial statements.

	PIMCO VARIABLE INSURANCE TRUST (continued)
	ALL ASSET ALL AUTHORITY INSTITUTIONAL	COMMODITY- REALRETURN STRATEGY	EMERGING MARKETS BOND	FOREIGN BOND UNHEDGED	FOREIGN BOND US DOLLAR- HEDGED	GLOBAL ADVANTAGE STRATEGY BOND	GLOBAL BOND UNHEDGED	GLOBAL DIVERSIFIED ALLOCATION	GLOBAL MULTI-ASSET
Investment income:
Income dividends from investments in portfolio shares	$23,148	$495,549	$815,036	$76,919	$779,550	$5,036	$58,270	$1,661	$18,375
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—	—	—	—
Net investment income (expense)	23,148	495,549	815,036	76,919	779,550	5,036	58,270	1,661	18,375
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(87)	(3,010,098)	(1,556,388)	(266,729)	945,123	(31,675)	(282,816)	87	53,573
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	38,758	—	113,524	—	—	197	—
Net realized long-term capital gain distributions from investments in portfolio shares	2,025	—	37,152	13,012	15,534	—	—	2,588	—
Net realized gain (loss) on investments in portfolio shares	1,938	(3,010,098)	(1,480,478)	(253,717)	1,074,181	(31,675)	(282,816)	2,872	53,573
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(122,642)	(660,830)	305,689	(219,664)	(1,756,782)	11,234	90,052	(6,623)	(92,774)
Net increase (decrease) in net assets from operations	$(97,556)	$(3,175,379)	$(359,753)	$(396,462)	$96,949	$(15,405)	$(134,494)	$(2,090)	$(20,826)

	PIMCO VARIABLE INSURANCE TRUST (continued)
	ALL ASSET ALL AUTHORITY INSTITUTIONAL	COMMODITY- REALRETURN STRATEGY	EMERGING MARKETS BOND	FOREIGN BOND UNHEDGED	FOREIGN BOND US DOLLAR- HEDGED	GLOBAL ADVANTAGE STRATEGY BOND	GLOBAL BOND UNHEDGED	GLOBAL DIVERSIFIED ALLOCATION	GLOBAL MULTI-ASSET
Changes from operations:
Net investment income (expense)	$23,148	$495,549	$815,036	$76,919	$779,550	$5,036	$58,270	$1,661	$18,375
Net realized gain (loss) on investments in portfolio shares	1,938	(3,010,098)	(1,480,478)	(253,717)	1,074,181	(31,675)	(282,816)	2,872	53,573
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(122,642)	(660,830)	305,689	(219,664)	(1,756,782)	11,234	90,052	(6,623)	(92,774)
Net increase (decrease) in net assets from operations	(97,556)	(3,175,379)	(359,753)	(396,462)	96,949	(15,405)	(134,494)	(2,090)	(20,826)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	—	638,011	468,580	60,825	366,007	—	139,671	46	24,347
Contract redemptions	(460)	(581,058)	(1,623,561)	(116,402)	(1,369,951)	(4,424)	(385,275)	(14,255)	(117,381)
Net transfers	301,547	(661,655)	1,758,979	(185,662)	(687,014)	(506,324)	(756,582)	(52,803)	212,353
Net increase (decrease) in net assets from contract owners' transactions	301,087	(604,702)	603,998	(241,239)	(1,690,958)	(510,748)	(1,002,186)	(67,012)	119,319
Net increase (decrease) in net assets	203,531	(3,780,081)	244,245	(637,701)	(1,594,009)	(526,153)	(1,136,680)	(69,102)	98,493
Net assets, beginning of period	485,948	11,532,456	13,635,055	5,360,954	28,089,508	732,491	3,074,471	126,230	890,328
Net assets, end of period	$689,479	$7,752,375	$13,879,300	$4,723,253	$26,495,499	$206,338	$1,937,791	$57,128	$988,821

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2015

	PIMCO VARIABLE INSURANCE TRUST (continued)					PIMCO VARIABLE INSURANCE TRUST (continued)
	HIGH YIELD	LONG- TERM US GOVERNMENT	LOW DURATION	REAL RETURN	SHORT- TERM	TOTAL RETURN	UNCONSTRAINED BOND
Investment income:
Income dividends from investments in portfolio shares	$1,287,577	$98,447	$1,050,674	$759,843	$186,815	$4,764,438	$382,212
Expenses:
Mortality and expense risk fees	—	—	—	—	—	43	—
Net investment income (expense)	1,287,577	98,447	1,050,674	759,843	186,815	4,764,395	382,212
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(1,534,082)	(144,469)	(108,917)	(1,076,857)	(42,822)	(27,261)	(28,822)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	12,220	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	240,713	—	—	—	—	1,034,398	2,769
Net realized gain (loss) on investments in portfolio shares	(1,293,369)	(144,469)	(108,917)	(1,076,857)	(30,602)	1,007,137	(26,053)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(750,375)	(303,744)	(879,114)	(282,618)	4,907	(5,673,172)	(552,292)
Net increase (decrease) in net assets from operations	$(756,167)	$(349,766)	$62,643	$(599,632)	$161,120	$98,360	$(196,133)

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2015

	PIMCO VARIABLE INSURANCE TRUST (continued)					PIMCO VARIABLE INSURANCE TRUST (continued)
	HIGH YIELD	LONG- TERM US GOVERNMENT	LOW DURATION	REAL RETURN	SHORT- TERM	TOTAL RETURN	UNCONSTRAINED BOND
Changes from operations:
Net investment income (expense)	$1,287,577	$98,447	$1,050,674	$759,843	$186,815	$4,764,395	$382,212
Net realized gain (loss) on investments in portfolio shares	(1,293,369)	(144,469)	(108,917)	(1,076,857)	(30,602)	1,007,137	(26,053)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(750,375)	(303,744)	(879,114)	(282,618)	4,907	(5,673,172)	(552,292)
Net increase (decrease) in net assets from operations	(756,167)	(349,766)	62,643	(599,632)	161,120	98,360	(196,133)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	324,158	252,504	1,238,515	576,608	755,861	2,028,712	93,327
Contract redemptions	(2,516,428)	(536,913)	(1,985,946)	(1,486,892)	(1,482,914)	(6,030,623)	(552,467)
Net transfers	5,689,039	(609,282)	4,417,107	95,639	9,111,881	17,425,963	(1,399,192)
Net increase (decrease) in net assets from contract owners' transactions	3,496,769	(893,691)	3,669,676	(814,645)	8,384,828	13,424,052	(1,858,332)
Net increase (decrease) in net assets	2,740,602	(1,243,457)	3,732,319	(1,414,277)	8,545,948	13,522,412	(2,054,465)
Net assets, beginning of period	19,092,016	6,005,299	28,107,775	18,951,120	15,414,854	81,701,143	12,819,397
Net assets, end of period	$21,832,618	$4,761,842	$31,840,094	$17,536,843	$23,960,802	$95,223,555	$10,764,932

The accompanying notes are an integral part of these financial statements.

	PIONEER VARIABLE CONTRACTS TRUST
	BOND	DISCIPLINED VALUE	EMERGING MARKETS	EQUITY INCOME	FUND	HIGH YIELD	MID CAP VALUE
Investment income:
Income dividends from investments in portfolio shares	$338,376	$9,021	$51,114	$98,638	$2,894	$148,000	$6,998
Expenses:
Mortality and expense risk fees	—	—	—	309	—	—	—
Net investment income (expense)	338,376	9,021	51,114	98,329	2,894	148,000	6,998
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(125,953)	31,047	(680,364)	306,191	(52,939)	(379,006)	4,325
Net realized short-term capital gain distributions from investments in portfolio shares	6,310	35,522	59,257	—	297	10,706	2,740
Net realized long-term capital gain distributions from investments in portfolio shares	101,273	158,751	131,593	152,341	100,243	99,350	142,458
Net realized gain (loss) on investments in portfolio shares	(18,370)	225,320	(489,514)	458,532	47,601	(268,950)	149,523
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(317,656)	(302,238)	225,157	(562,513)	(41,015)	(32,385)	(194,845)
Net increase (decrease) in net assets from operations	$2,350	$(67,897)	$(213,243)	$(5,652)	$9,480	$(153,335)	$(38,324)

	PIONEER VARIABLE CONTRACTS TRUST
	BOND	DISCIPLINED VALUE	EMERGING MARKETS	EQUITY INCOME	FUND	HIGH YIELD	MID CAP VALUE
Changes from operations:
Net investment income (expense)	$338,376	$9,021	$51,114	$98,329	$2,894	$148,000	$6,998
Net realized gain (loss) on investments in portfolio shares	(18,370)	225,320	(489,514)	458,532	47,601	(268,950)	149,523
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(317,656)	(302,238)	225,157	(562,513)	(41,015)	(32,385)	(194,845)
Net increase (decrease) in net assets from operations	2,350	(67,897)	(213,243)	(5,652)	9,480	(153,335)	(38,324)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	494,468	—	35,936	159,845	—	21,249	45,954
Contract redemptions	(2,072,627)	(17,004)	(26,644)	(523,721)	(29,220)	(1,364,538)	(98,259)
Net transfers	2,463,542	(201,099)	(664,686)	(1,436,948)	(599,710)	1,004,010	(1,629,602)
Net increase (decrease) in net assets from contract owners' transactions	885,383	(218,103)	(655,394)	(1,800,824)	(628,930)	(339,279)	(1,681,907)
Net increase (decrease) in net assets	887,733	(286,000)	(868,637)	(1,806,476)	(619,450)	(492,614)	(1,720,231)
Net assets, beginning of period	11,877,207	1,394,174	1,524,790	6,873,379	970,242	2,709,860	2,853,436
Net assets, end of period	$12,764,940	$1,108,174	$656,153	$5,066,903	$350,792	$2,217,246	$1,133,205

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2015

	PIONEER VARIABLE CONTRACTS TRUST (continued)	PROFUNDS VP
	STRATEGIC INCOME	ACCESS VP HIGH YIELD	ASIA 30	BANKS	BASIC MATERIALS
Investment income:
Income dividends from investments in portfolio shares	$438,744	$37,983	$4,678	$2,150	$3,274
Expenses:
Mortality and expense risk fees	—	—	—	—	—
Net investment income (expense)	438,744	37,983	4,678	2,150	3,274
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(289,584)	(195,548)	(672,474)	(81,686)	(131,999)
Net realized short-term capital gain distributions from investments in portfolio shares	—	39,195	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	73,921	6,896	86,801	—	—
Net realized gain (loss) on investments in portfolio shares	(215,663)	(149,457)	(585,673)	(81,686)	(131,999)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(481,733)	(13,247)	(25,944)	(70,396)	(10,586)
Net increase (decrease) in net assets from operations	$(258,652)	$(124,721)	$(606,939)	$(149,932)	$(139,311)

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2015

	PIONEER VARIABLE CONTRACTS TRUST (continued)	PROFUNDS VP
	STRATEGIC INCOME	ACCESS VP HIGH YIELD	ASIA 30	BANKS	BASIC MATERIALS
Changes from operations:
Net investment income (expense)	$438,744	$37,983	$4,678	$2,150	$3,274
Net realized gain (loss) on investments in portfolio shares	(215,663)	(149,457)	(585,673)	(81,686)	(131,999)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(481,733)	(13,247)	(25,944)	(70,396)	(10,586)
Net increase (decrease) in net assets from operations	(258,652)	(124,721)	(606,939)	(149,932)	(139,311)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	435,315	54,384	10,428	16,094	5,203
Contract redemptions	(2,565,541)	(214,416)	(276,129)	(69,000)	(54,319)
Net transfers	4,169,050	(1,739,001)	3,050,321	(951,825)	348,402
Net increase (decrease) in net assets from contract owners' transactions	2,038,824	(1,899,033)	2,784,620	(1,004,731)	299,286
Net increase (decrease) in net assets	1,780,172	(2,023,754)	2,177,681	(1,154,663)	159,975
Net assets, beginning of period	13,280,636	2,967,381	285,418	2,361,254	459,347
Net assets, end of period	$15,060,808	$943,627	$2,463,099	$1,206,591	$619,322

The accompanying notes are an integral part of these financial statements.

	PROFUNDS VP (continued)
	BEAR	BIOTECHNOLOGY	BULL	CONSUMER GOODS	CONSUMER SERVICES	EMERGING MARKETS	EUROPE 30	FALLING U.S. DOLLAR	FINANCIALS
Investment income:
Income dividends from investments in portfolio shares	$—	$—	$—	$13,479	$—	$32,557	$169,992	$—	$5,060
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—	—	—	—
Net investment income (expense)	—	—	—	13,479	—	32,557	169,992	—	5,060
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(385,369)	72,637	(1,394,498)	(51,542)	(108,427)	(122,551)	(536,314)	(5,440)	(10,132)
Net realized short-term capital gain distributions from investments in portfolio shares	—	96,500	162,798	—	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	17,409	24,375	—	220,758	—	—	—	—
Net realized gain (loss) on investments in portfolio shares	(385,369)	186,546	(1,207,325)	(51,542)	112,331	(122,551)	(536,314)	(5,440)	(10,132)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(2,188)	(40,499)	(399,100)	(11,322)	(116,128)	(2,298)	(13,694)	181	(278,452)
Net increase (decrease) in net assets from operations	$(387,557)	$146,047	$(1,606,425)	$(49,385)	$(3,797)	$(92,292)	$(380,016)	$(5,259)	$(283,524)

	PROFUNDS VP (continued)
	BEAR	BIOTECHNOLOGY	BULL	CONSUMER GOODS	CONSUMER SERVICES	EMERGING MARKETS	EUROPE 30	FALLING U.S. DOLLAR	FINANCIALS
Changes from operations:
Net investment income (expense)	$—	$—	$—	$13,479	$—	$32,557	$169,992	$—	$5,060
Net realized gain (loss) on investments in portfolio shares	(385,369)	186,546	(1,207,325)	(51,542)	112,331	(122,551)	(536,314)	(5,440)	(10,132)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(2,188)	(40,499)	(399,100)	(11,322)	(116,128)	(2,298)	(13,694)	181	(278,452)
Net increase (decrease) in net assets from operations	(387,557)	146,047	(1,606,425)	(49,385)	(3,797)	(92,292)	(380,016)	(5,259)	(283,524)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	36,504	155,398	221,325	12,398	66,110	2,268	37,955	—	75,269
Contract redemptions	(634,090)	(296,522)	(1,495,395)	(111,341)	(194,206)	(26,881)	(125,148)	(187)	(202,636)
Net transfers	1,298,367	(830,318)	(1,305,113)	43,170	(2,112,705)	(280,180)	1,091,113	3,891	1,167,143
Net increase (decrease) in net assets from contract owners' transactions	700,781	(971,442)	(2,579,183)	(55,773)	(2,240,801)	(304,793)	1,003,920	3,704	1,039,776
Net increase (decrease) in net assets	313,224	(825,395)	(4,185,608)	(105,158)	(2,244,598)	(397,085)	623,904	(1,555)	756,252
Net assets, beginning of period	192,778	3,888,105	20,641,279	2,213,995	4,093,937	645,775	744,357	4,367	4,030,524
Net assets, end of period	$506,002	$3,062,710	$16,455,671	$2,108,837	$1,849,339	$248,690	$1,368,261	$2,812	$4,786,776

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2015

	PROFUNDS VP (continued)
	HEALTH CARE	INDUSTRIALS	INTERNATIONAL	INTERNET	JAPAN
Investment income:
Income dividends from investments in portfolio shares	$—	$1,678	$—	$—	$—
Expenses:
Mortality and expense risk fees	—	—	—	—	—
Net investment income (expense)	—	1,678	—	—	—
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(168,344)	(10,374)	(196,510)	63,717	24,077
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	—	74,653	—
Net realized gain (loss) on investments in portfolio shares	(168,344)	(10,374)	(196,510)	138,370	24,077
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	75,657	(71,729)	(2,066)	(17,112)	(76,798)
Net increase (decrease) in net assets from operations	$(92,687)	$(80,425)	$(198,576)	$121,258	$(52,721)

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2015

	PROFUNDS VP (continued)
	HEALTH CARE	INDUSTRIALS	INTERNATIONAL	INTERNET	JAPAN
Changes from operations:
Net investment income (expense)	$—	$1,678	$—	$—	$—
Net realized gain (loss) on investments in portfolio shares	(168,344)	(10,374)	(196,510)	138,370	24,077
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	75,657	(71,729)	(2,066)	(17,112)	(76,798)
Net increase (decrease) in net assets from operations	(92,687)	(80,425)	(198,576)	121,258	(52,721)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	179,955	212,589	5,718	155,530	137,232
Contract redemptions	(337,110)	(460,995)	(275,215)	(102,602)	(82,810)
Net transfers	(695,740)	(516,490)	598,801	2,799,047	1,333,840
Net increase (decrease) in net assets from contract owners' transactions	(852,895)	(764,896)	329,304	2,851,975	1,388,262
Net increase (decrease) in net assets	(945,582)	(845,321)	130,728	2,973,233	1,335,541
Net assets, beginning of period	5,245,266	1,946,404	187,118	500,370	370,484
Net assets, end of period	$4,299,684	$1,101,083	$317,846	$3,473,603	$1,706,025

*  See Footnote 8 for details.

The accompanying notes are an integral part of these financial statements.

	PROFUNDS VP (continued)
	LARGE-CAP GROWTH	LARGE-CAP VALUE	MID-CAP	MID-CAP GROWTH	MID-CAP VALUE	GOVERNMENT MONEY MARKET (ad)*	NASDAQ-100	OIL & GAS	PHARMA- CEUTICALS
Investment income:
Income dividends from investments in portfolio shares	$—	$3,443	$—	$—	$1,347	$10,280	$—	$11,777	$8,922
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—	—	—	—
Net investment income (expense)	—	3,443	—	—	1,347	10,280	—	11,777	8,922
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	731,792	(62,410)	(53,508)	(509,865)	(199,156)	—	(797,375)	(359,801)	(95,750)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	479,402	3,752	—	—	555,803	9,523	32,930
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	69,192	410,852	48,402	—	155,336	139,425	12,175
Net realized gain (loss) on investments in portfolio shares	731,792	(62,410)	495,086	(95,261)	(150,754)	—	(86,236)	(210,853)	(50,645)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(323,928)	4,938	(36,341)	(63,453)	(133,532)	—	(3,610)	(67,855)	2,261
Net increase (decrease) in net assets from operations	$407,864	$(54,029)	$458,745	$(158,714)	$(282,939)	$10,280	$(89,846)	$(266,931)	$(39,462)

	PROFUNDS VP (continued)
	LARGE-CAP GROWTH	LARGE-CAP VALUE	MID-CAP	MID-CAP GROWTH	MID-CAP VALUE	GOVERNMENT MONEY MARKET (ad)*	NASDAQ-100	OIL & GAS	PHARMA- CEUTICALS
Changes from operations:
Net investment income (expense)	$—	$3,443	$—	$—	$1,347	$10,280	$—	$11,777	$8,922
Net realized gain (loss) on investments in portfolio shares	731,792	(62,410)	495,086	(95,261)	(150,754)	—	(86,236)	(210,853)	(50,645)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(323,928)	4,938	(36,341)	(63,453)	(133,532)	—	(3,610)	(67,855)	2,261
Net increase (decrease) in net assets from operations	407,864	(54,029)	458,745	(158,714)	(282,939)	10,280	(89,846)	(266,931)	(39,462)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	24,217	688	1,554,689	34,264	303,171	64,725,330	56,476	88,309	11,717
Contract redemptions	(51,892)	(37,149)	(1,394,525)	(122,481)	(523,538)	(10,645,973)	(1,350,891)	(76,292)	(135,462)
Net transfers	(359,754)	(606,549)	8,034,026	3,232,942	1,752,495	(30,905,090)	4,095,691	533,198	(579,099)
Net increase (decrease) in net assets from contract owners' transactions	(387,429)	(643,010)	8,194,190	3,144,725	1,532,128	23,174,267	2,801,276	545,215	(702,844)
Net increase (decrease) in net assets	20,435	(697,039)	8,652,935	2,986,011	1,249,189	23,184,547	2,711,430	278,284	(742,306)
Net assets, beginning of period	4,256,449	881,484	11,532,339	693,415	897,532	32,294,735	9,822,526	694,685	1,639,517
Net assets, end of period	$4,276,884	$184,445	$20,185,274	$3,679,426	$2,146,721	$55,479,282	$12,533,956	$972,969	$897,211

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2015

	PROFUNDS VP (continued)
	PRECIOUS METALS	REAL ESTATE	RISING RATES OPPORTUNITY	SEMI- CONDUCTOR	SHORT EMERGING MARKETS
Investment income:
Income dividends from investments in portfolio shares	$—	$7,466	$—	$1,725	$—
Expenses:
Mortality and expense risk fees	—	—	—	—	—
Net investment income (expense)	—	7,466	—	1,725	—
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(416,946)	134,913	(76,367)	(53,979)	(215,270)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	7,230	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	—	—	—
Net realized gain (loss) on investments in portfolio shares	(416,946)	134,913	(76,367)	(46,749)	(215,270)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	108,138	(65,943)	16,852	12,035	43,243
Net increase (decrease) in net assets from operations	$(308,808)	$76,436	$(59,515)	$(32,989)	$(172,027)

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2015

	PROFUNDS VP (continued)
	PRECIOUS METALS	REAL ESTATE	RISING RATES OPPORTUNITY	SEMI- CONDUCTOR	SHORT EMERGING MARKETS
Changes from operations:
Net investment income (expense)	$—	$7,466	$—	$1,725	$—
Net realized gain (loss) on investments in portfolio shares	(416,946)	134,913	(76,367)	(46,749)	(215,270)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	108,138	(65,943)	16,852	12,035	43,243
Net increase (decrease) in net assets from operations	(308,808)	76,436	(59,515)	(32,989)	(172,027)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	2,555	31,230	27,975	1,217	2,816
Contract redemptions	(42,689)	(159,816)	(72,435)	(60,118)	(153,951)
Net transfers	320,511	(1,393,389)	728,731	395,172	3,441,665
Net increase (decrease) in net assets from contract owners' transactions	280,377	(1,521,975)	684,271	336,271	3,290,530
Net increase (decrease) in net assets	(28,431)	(1,445,539)	624,756	303,282	3,118,503
Net assets, beginning of period	483,684	2,707,621	448,094	945,980	65,674
Net assets, end of period	$455,253	$1,262,082	$1,072,850	$1,249,262	$3,184,177

The accompanying notes are an integral part of these financial statements.

	PROFUNDS VP (continued)
	SHORT INTERNATIONAL	SHORT MID-CAP	SHORT NASDAQ-100	SHORT SMALL-CAP	SMALL CAP	SMALL-CAP GROWTH	SMALL-CAP VALUE	TECHNOLOGY	TELECOM- MUNICATIONS
Investment income:
Income dividends from investments in portfolio shares	$—	$—	$—	$—	$—	$—	$—	$—	$12,270
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—	—	—	—
Net investment income (expense)	—	—	—	—	—	—	—	—	12,270
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	3,190	(40,248)	(551,567)	(70,340)	(129,550)	(618,027)	(545,402)	113,980	(17,491)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	—	—	76,536	585,980	215,155	—	—
Net realized gain (loss) on investments in portfolio shares	3,190	(40,248)	(551,567)	(70,340)	(53,014)	(32,047)	(330,247)	113,980	(17,491)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(2,042)	371	(48)	2,305	(401,348)	(32,378)	(161,048)	(151,502)	13,976
Net increase (decrease) in net assets from operations	$1,148	$(39,877)	$(551,615)	$(68,035)	$(454,362)	$(64,425)	$(491,295)	$(37,522)	$8,755

	PROFUNDS VP (continued)
	SHORT INTERNATIONAL	SHORT MID-CAP	SHORT NASDAQ-100	SHORT SMALL-CAP	SMALL CAP	SMALL-CAP GROWTH	SMALL-CAP VALUE	TECHNOLOGY	TELECOM- MUNICATIONS
Changes from operations:
Net investment income (expense)	$—	$—	$—	$—	$—	$—	$—	$—	$12,270
Net realized gain (loss) on investments in portfolio shares	3,190	(40,248)	(551,567)	(70,340)	(53,014)	(32,047)	(330,247)	113,980	(17,491)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(2,042)	371	(48)	2,305	(401,348)	(32,378)	(161,048)	(151,502)	13,976
Net increase (decrease) in net assets from operations	1,148	(39,877)	(551,615)	(68,035)	(454,362)	(64,425)	(491,295)	(37,522)	8,755
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	2,958	1,983	11,483	1,976	67,701	36,284	339,138	21,715	—
Contract redemptions	(56,460)	(5,794)	(69,601)	(61,752)	(287,059)	(95,859)	(476,871)	(287,178)	(52,970)
Net transfers	231,607	59,166	575,297	142,653	(501,791)	1,058,317	(2,977,060)	(1,234,380)	(152,454)
Net increase (decrease) in net assets from contract owners' transactions	178,105	55,355	517,179	82,877	(721,149)	998,742	(3,114,793)	(1,499,843)	(205,424)
Net increase (decrease) in net assets	179,253	15,478	(34,436)	14,842	(1,175,511)	934,317	(3,606,088)	(1,537,365)	(196,669)
Net assets, beginning of period	163,450	15,019	126,052	34,913	5,825,067	931,086	5,180,080	3,212,113	306,007
Net assets, end of period	$342,703	$30,497	$91,616	$49,755	$4,649,556	$1,865,403	$1,573,992	$1,674,748	$109,338

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2015

	PROFUNDS VP (continued)					PROFUNDS VP (continued)
	U.S. GOVERNMENT PLUS	ULTRABULL	ULTRAMID- CAP	ULTRA- NASDAQ-100	ULTRASHORT NASDAQ-100	ULTRA- SMALL-CAP	UTILITIES
Investment income:
Income dividends from investments in portfolio shares	$—	$—	$—	$—	$—	$—	$39,637
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—	—
Net investment income (expense)	—	—	—	—	—	—	39,637
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	181,630	(499,713)	(247,400)	(246,418)	(232,208)	(235,532)	(299,045)
Net realized short-term capital gain distributions from investments in portfolio shares	—	160,372	93,267	228,841	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	31,117	107,260	18,461	—	38,741	9,041
Net realized gain (loss) on investments in portfolio shares	181,630	(308,224)	(46,873)	884	(232,208)	(196,791)	(290,004)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(156,389)	(12,041)	(11,424)	31,424	302	(31,581)	(174,321)
Net increase (decrease) in net assets from operations	$25,241	$(320,265)	$(58,297)	$32,308	$(231,906)	$(228,372)	$(424,688)

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2015

	PROFUNDS VP (continued)					PROFUNDS VP (continued)
	U.S. GOVERNMENT PLUS	ULTRABULL	ULTRAMID- CAP	ULTRA- NASDAQ-100	ULTRASHORT NASDAQ-100	ULTRA- SMALL-CAP	UTILITIES
Changes from operations:
Net investment income (expense)	$—	$—	$—	$—	$—	$—	$39,637
Net realized gain (loss) on investments in portfolio shares	181,630	(308,224)	(46,873)	884	(232,208)	(196,791)	(290,004)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(156,389)	(12,041)	(11,424)	31,424	302	(31,581)	(174,321)
Net increase (decrease) in net assets from operations	25,241	(320,265)	(58,297)	32,308	(231,906)	(228,372)	(424,688)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	164,166	70,813	28,110	62,131	3	28,198	59,462
Contract redemptions	(174,708)	(119,379)	(67,584)	(75,986)	(11,317)	(63,635)	(133,686)
Net transfers	74,805	(1,442,998)	(549,289)	177,574	406,989	(65,598)	(2,517,143)
Net increase (decrease) in net assets from contract owners' transactions	64,263	(1,491,564)	(588,763)	163,719	395,675	(101,035)	(2,591,367)
Net increase (decrease) in net assets	89,504	(1,811,829)	(647,060)	196,027	163,769	(329,407)	(3,016,055)
Net assets, beginning of period	2,479,641	2,554,729	955,126	1,517,817	18,596	863,194	4,099,537
Net assets, end of period	$2,569,145	$742,900	$308,066	$1,713,844	$182,365	$533,787	$1,083,482

*  See Footnote 8 for details.

The accompanying notes are an integral part of these financial statements.

	PUTNAM VARIABLE TRUST
	ABSOLUTE RETURN 500	AMERICAN GOVERNMENT INCOME	DIVERSIFIED INCOME	EQUITY INCOME	HIGH YIELD	INCOME	MULTI-CAP VALUE (s)*
Investment income:
Income dividends from investments in portfolio shares	$720	$38,457	$331,763	$73,014	$863,468	$567,571	$183
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—	—
Net investment income (expense)	720	38,457	331,763	73,014	863,468	567,571	183
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(6,161)	(25,252)	(612,158)	72,623	(801,818)	(281,331)	521
Net realized short-term capital gain distributions from investments in portfolio shares	4,562	—	—	—	—	—	77
Net realized long-term capital gain distributions from investments in portfolio shares	16,968	—	—	—	—	—	2,970
Net realized gain (loss) on investments in portfolio shares	15,369	(25,252)	(612,158)	72,623	(801,818)	(281,331)	3,568
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(65,539)	(5,945)	14,658	(379,953)	(37,756)	(366,431)	(2,814)
Net increase (decrease) in net assets from operations	$(49,450)	$7,260	$(265,737)	$(234,316)	$23,894	$(80,191)	$937

	PUTNAM VARIABLE TRUST
	ABSOLUTE RETURN 500	AMERICAN GOVERNMENT INCOME	DIVERSIFIED INCOME	EQUITY INCOME	HIGH YIELD	INCOME	MULTI-CAP VALUE (s)*
Changes from operations:
Net investment income (expense)	$720	$38,457	$331,763	$73,014	$863,468	$567,571	$183
Net realized gain (loss) on investments in portfolio shares	15,369	(25,252)	(612,158)	72,623	(801,818)	(281,331)	3,568
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(65,539)	(5,945)	14,658	(379,953)	(37,756)	(366,431)	(2,814)
Net increase (decrease) in net assets from operations	(49,450)	7,260	(265,737)	(234,316)	23,894	(80,191)	937
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	133,887	23,281	140,543	244,030	35,049	115,190	—
Contract redemptions	(55,978)	(130,497)	(250,553)	(178,884)	(303,509)	(459,434)	(1,198)
Net transfers	2,602,472	(4,526,318)	338,591	2,076,086	(94,835)	1,700,959	(21,239)
Net increase (decrease) in net assets from contract owners' transactions	2,680,381	(4,633,534)	228,581	2,141,232	(363,295)	1,356,715	(22,437)
Net increase (decrease) in net assets	2,630,931	(4,626,274)	(37,156)	1,906,916	(339,401)	1,276,524	(21,500)
Net assets, beginning of period	691,481	6,052,437	4,285,334	3,925,525	1,382,046	6,354,287	21,500
Net assets, end of period	$3,322,412	$1,426,163	$4,248,178	$5,832,441	$1,042,645	$7,630,811	$—

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2015

	PUTNAM VARIABLE TRUST (continued)	REDWOOD INVESTMENT MANAGEMENT		ROYCE CAPITAL FUND
		VIT MANAGED VOLATILITY
	VOYAGER	CLASS I (t)*	CLASS N	MICRO-CAP	SMALL-CAP
Investment income:
Income dividends from investments in portfolio shares	$14,923	$14,944	$—	$—	$57,901
Expenses:
Mortality and expense risk fees	—	—	—	268	360
Net investment income (expense)	14,923	14,944	—	(268)	57,541
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(110,777)	(231,773)	(165,446)	(255,907)	196,083
Net realized short-term capital gain distributions from investments in portfolio shares	77,151	—	—	6,832	102,907
Net realized long-term capital gain distributions from investments in portfolio shares	126,843	—	—	125,678	1,563,011
Net realized gain (loss) on investments in portfolio shares	93,217	(231,773)	(165,446)	(123,397)	1,862,001
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(210,559)	(1,021,353)	(212,012)	(360,981)	(2,908,620)
Net increase (decrease) in net assets from operations	$(102,419)	$(1,238,182)	$(377,458)	$(484,646)	$(989,078)

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2015

	PUTNAM VARIABLE TRUST (continued)	REDWOOD INVESTMENT MANAGEMENT		ROYCE CAPITAL FUND
		VIT MANAGED VOLATILITY
	VOYAGER	CLASS I (t)*	CLASS N	MICRO-CAP	SMALL-CAP
Changes from operations:
Net investment income (expense)	$14,923	$14,944	$—	$(268)	$57,541
Net realized gain (loss) on investments in portfolio shares	93,217	(231,773)	(165,446)	(123,397)	1,862,001
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(210,559)	(1,021,353)	(212,012)	(360,981)	(2,908,620)
Net increase (decrease) in net assets from operations	(102,419)	(1,238,182)	(377,458)	(484,646)	(989,078)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	199,895	(208)	1,178,957	35,309	300,449
Contract redemptions	(51,220)	(14,572,662)	(921,326)	(137,380)	(354,942)
Net transfers	14,944	34,967,113	(2,403,643)	(170,385)	(272,816)
Net increase (decrease) in net assets from contract owners' transactions	163,619	20,394,243	(2,146,012)	(272,456)	(327,309)
Net increase (decrease) in net assets	61,200	19,156,061	(2,523,470)	(757,102)	(1,316,387)
Net assets, beginning of period	1,348,294	—	7,595,289	2,920,195	8,386,123
Net assets, end of period	$1,409,494	$19,156,061	$5,071,819	$2,163,093	$7,069,736

*  See Footnote 8 for details.

The accompanying notes are an integral part of these financial statements.

	RUSSELL INVESTMENT FUNDS								SEI INSURANCE PRODUCTS TRUST

	AGGRESSIVE EQUITY	BALANCED STRATEGY	CORE BOND	EQUITY GROWTH STRATEGY	GLOBAL REAL ESTATE SECURITIES	MODERATE STRATEGY	MULTI- STYLE EQUITY	NON-U.S.	BALANCED STRATEGY
Investment income:
Income dividends from investments in portfolio shares	$143	$17,046	$9,727	$3,231	$30,742	$7,804	$1,578	$1,769	$2,822
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—	—	—	—
Net investment income (expense)	143	17,046	9,727	3,231	30,742	7,804	1,578	1,769	2,822
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(5)	200	(20)	122	16,552	(8)	19	1,354	(18,969)
Net realized short-term capital gain distributions from investments in portfolio shares	41	114	3,086	—	9,333	128	1,810	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	1,909	45,011	1,648	16,300	70,346	7,194	14,503	—	3,547
Net realized gain (loss) on investments in portfolio shares	1,945	45,325	4,714	16,422	96,231	7,314	16,332	1,354	(15,422)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(3,640)	(80,453)	(14,990)	(27,897)	(112,500)	(20,366)	(15,806)	(4,603)	78
Net increase (decrease) in net assets from operations	$(1,552)	$(18,082)	$(549)	$(8,244)	$14,473	$(5,248)	$2,104	$(1,480)	$(12,522)

	RUSSELL INVESTMENT FUNDS								SEI INSURANCE PRODUCTS TRUST

	AGGRESSIVE EQUITY	BALANCED STRATEGY	CORE BOND	EQUITY GROWTH STRATEGY	GLOBAL REAL ESTATE SECURITIES	MODERATE STRATEGY	MULTI- STYLE EQUITY	NON-U.S.	BALANCED STRATEGY
Changes from operations:
Net investment income (expense)	$143	$17,046	$9,727	$3,231	$30,742	$7,804	$1,578	$1,769	$2,822
Net realized gain (loss) on investments in portfolio shares	1,945	45,325	4,714	16,422	96,231	7,314	16,332	1,354	(15,422)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(3,640)	(80,453)	(14,990)	(27,897)	(112,500)	(20,366)	(15,806)	(4,603)	78
Net increase (decrease) in net assets from operations	(1,552)	(18,082)	(549)	(8,244)	14,473	(5,248)	2,104	(1,480)	(12,522)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	—	—	—	—	—	—	—	—	(16)
Contract redemptions	(193)	(2,176)	(2,056)	(1,884)	(22,670)	(1,884)	(1,932)	(6,781)	(23,908)
Net transfers	—	(1,000)	—	—	(413,567)	—	—	—	(188,325)
Net increase (decrease) in net assets from contract owners' transactions	(193)	(3,176)	(2,056)	(1,884)	(436,237)	(1,884)	(1,932)	(6,781)	(212,249)
Net increase (decrease) in net assets	(1,745)	(21,258)	(2,605)	(10,128)	(421,764)	(7,132)	172	(8,261)	(224,771)
Net assets, beginning of period	21,774	791,136	405,423	214,855	2,063,352	310,158	191,868	151,941	317,070
Net assets, end of period	$20,029	$769,878	$402,818	$204,727	$1,641,588	$303,026	$192,040	$143,680	$92,299

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2015

	SEI INSURANCE PRODUCTS TRUST (continued)					T. ROWE PRICE EQUITY SERIES
	CONSERV- ATIVE STRATEGY	DEFENSIVE STRATEGY	MARKET GROWTH STRATEGY	MARKET PLUS STRATEGY	MODERATE STRATEGY	BLUE CHIP GROWTH II	EQUITY INCOME II	HEALTH SCIENCES II
Investment income:
Income dividends from investments in portfolio shares	$21,598	$4,732	$37,247	$13,564	$30,481	$—	$203,493	$—
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—	—	—
Net investment income (expense)	21,598	4,732	37,247	13,564	30,481	—	203,493	—
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(28,221)	(8,830)	(6,602)	130	(23,409)	3,452,440	1,561,456	4,073,014
Net realized short-term capital gain distributions from investments in portfolio shares	—	509	1,382	—	—	—	—	452,004
Net realized long-term capital gain distributions from investments in portfolio shares	7,792	2,509	47,523	15,475	24,314	—	266,434	1,750,617
Net realized gain (loss) on investments in portfolio shares	(20,429)	(5,812)	42,303	15,605	905	3,452,440	1,827,890	6,275,635
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(15,819)	(1,702)	(194,841)	(54,308)	(71,900)	(1,268,125)	(2,982,353)	(4,134,320)
Net increase (decrease) in net assets from operations	$(14,650)	$(2,782)	$(115,291)	$(25,139)	$(40,514)	$2,184,315	$(950,970)	$2,141,315

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2015

	SEI INSURANCE PRODUCTS TRUST (continued)					T. ROWE PRICE EQUITY SERIES
	CONSERV- ATIVE STRATEGY	DEFENSIVE STRATEGY	MARKET GROWTH STRATEGY	MARKET PLUS STRATEGY	MODERATE STRATEGY	BLUE CHIP GROWTH II	EQUITY INCOME II	HEALTH SCIENCES II
Changes from operations:
Net investment income (expense)	$21,598	$4,732	$37,247	$13,564	$30,481	$—	$203,493	$—
Net realized gain (loss) on investments in portfolio shares	(20,429)	(5,812)	42,303	15,605	905	3,452,440	1,827,890	6,275,635
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(15,819)	(1,702)	(194,841)	(54,308)	(71,900)	(1,268,125)	(2,982,353)	(4,134,320)
Net increase (decrease) in net assets from operations	(14,650)	(2,782)	(115,291)	(25,139)	(40,514)	2,184,315	(950,970)	2,141,315
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	71,390	—	157,980	100,814	66	753,951	667,674	873,128
Contract redemptions	(55,833)	(132,880)	(57,579)	(537)	(163,087)	(1,673,146)	(938,198)	(1,797,384)
Net transfers	829,518	174,939	266,340	698,583	457,581	11,203,479	(2,475,259)	7,866,593
Net increase (decrease) in net assets from contract owners' transactions	845,075	42,059	366,741	798,860	294,560	10,284,284	(2,745,783)	6,942,337
Net increase (decrease) in net assets	830,425	39,277	251,450	773,721	254,046	12,468,599	(3,696,753)	9,083,652
Net assets, beginning of period	562,037	404,814	2,351,546	622,545	1,188,333	21,194,466	15,305,217	20,289,752
Net assets, end of period	$1,392,462	$444,091	$2,602,996	$1,396,266	$1,442,379	$33,663,065	$11,608,464	$29,373,404

*  See Footnote 8 for details.

The accompanying notes are an integral part of these financial statements.

	T. ROWE PRICE FIXED INCOME SERIES	THIRD AVENUE VARIABLE SERIES TRUST	TIMOTHY PLAN VARIABLE SERIES		TORTOISE VARIABLE INSURANCE PORTFOLIO	VANECK VIP TRUST (ae)*
	LIMITED-TERM BOND II	VALUE	CONSERVATIVE GROWTH	STRATEGIC GROWTH	MLP & PIPELINE	EMERGING MARKETS
Investment income:
Income dividends from investments in portfolio shares	$84,227	$151,873	$35,516	$24,033	$6,476	$74,867
Expenses:
Mortality and expense risk fees	—	75	—	—	—	457
Net investment income (expense)	84,227	151,798	35,516	24,033	6,476	74,410
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(83,392)	277,294	(203,732)	(69,791)	(374,793)	(1,071,621)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	4,278	—	12,554	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	178,525	88,511	—	738,761
Net realized gain (loss) on investments in portfolio shares	(83,392)	277,294	(20,929)	18,720	(362,239)	(332,860)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	10,876	(853,395)	(102,561)	(150,654)	(839,831)	(1,982,316)
Net increase (decrease) in net assets from operations	$11,711	$(424,303)	$(87,974)	$(107,901)	$(1,195,594)	$(2,240,766)

	T. ROWE PRICE FIXED INCOME SERIES	THIRD AVENUE VARIABLE SERIES TRUST	TIMOTHY PLAN VARIABLE SERIES		TORTOISE VARIABLE INSURANCE PORTFOLIO	VANECK VIP TRUST (ae)*
	LIMITED-TERM BOND II	VALUE	CONSERVATIVE GROWTH	STRATEGIC GROWTH	MLP & PIPELINE	EMERGING MARKETS
Changes from operations:
Net investment income (expense)	$84,227	$151,798	$35,516	$24,033	$6,476	$74,410
Net realized gain (loss) on investments in portfolio shares	(83,392)	277,294	(20,929)	18,720	(362,239)	(332,860)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	10,876	(853,395)	(102,561)	(150,654)	(839,831)	(1,982,316)
Net increase (decrease) in net assets from operations	11,711	(424,303)	(87,974)	(107,901)	(1,195,594)	(2,240,766)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	458,437	104,879	213,497	140,729	144,033	661,570
Contract redemptions	(571,835)	(132,582)	(302,444)	(1,123,506)	(44,744)	(736,453)
Net transfers	2,786,968	(1,378,352)	419,948	(2,105,163)	1,593,730	2,642,065
Net increase (decrease) in net assets from contract owners' transactions	2,673,570	(1,406,055)	331,001	(3,087,940)	1,693,019	2,567,182
Net increase (decrease) in net assets	2,685,281	(1,830,358)	243,027	(3,195,841)	497,425	326,416
Net assets, beginning of period	7,608,702	5,622,181	2,479,215	5,505,388	1,772,559	13,667,629
Net assets, end of period	$10,293,983	$3,791,823	$2,722,242	$2,309,547	$2,269,984	$13,994,045

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2015

	VANECK VIP TRUST (continued) (ae)*				VANGUARD VARIABLE INSURANCE FUND
	GLOBAL GOLD	GLOBAL HARD ASSETS	MULTI- MANAGER ALTERNATIVES (v)*	UNCONSTRAINED EMERGING MARKETS BOND	BALANCED
Investment income:
Income dividends from investments in portfolio shares	$—	$1,050	$—	$56,236	$637,920
Expenses:
Mortality and expense risk fees	—	7	—	—	42,479
Net investment income (expense)	—	1,043	—	56,236	595,441
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(396,719)	(1,458,950)	(49,483)	(60,104)	110,514
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	21,209	—	59,315
Net realized long-term capital gain distributions from investments in portfolio shares	5,534	—	43,191	—	1,203,095
Net realized gain (loss) on investments in portfolio shares	(391,185)	(1,458,950)	14,917	(60,104)	1,372,924
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	91,095	(256,942)	(17,520)	(114,945)	(2,124,426)
Net increase (decrease) in net assets from operations	$(300,090)	$(1,714,849)	$(2,603)	$(118,813)	$(156,061)

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2015

	VANECK VIP TRUST (continued) (ae)*				VANGUARD VARIABLE INSURANCE FUND
	GLOBAL GOLD	GLOBAL HARD ASSETS	MULTI- MANAGER ALTERNATIVES (v)*	UNCONSTRAINED EMERGING MARKETS BOND	BALANCED
Changes from operations:
Net investment income (expense)	$—	$1,043	$—	$56,236	$595,441
Net realized gain (loss) on investments in portfolio shares	(391,185)	(1,458,950)	14,917	(60,104)	1,372,924
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	91,095	(256,942)	(17,520)	(114,945)	(2,124,426)
Net increase (decrease) in net assets from operations	(300,090)	(1,714,849)	(2,603)	(118,813)	(156,061)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	2,058	295,756	2	3,576	1,170,894
Contract redemptions	(48,723)	(319,080)	(4,018)	(49,802)	(2,512,301)
Net transfers	297,249	338,184	(1,545,597)	63,760	11,883,895
Net increase (decrease) in net assets from contract owners' transactions	250,584	314,860	(1,549,613)	17,534	10,542,488
Net increase (decrease) in net assets	(49,506)	(1,399,989)	(1,552,216)	(101,279)	10,386,427
Net assets, beginning of period	879,942	3,891,957	1,552,216	988,788	24,871,988
Net assets, end of period	$830,436	$2,491,968	$—	$887,509	$35,258,415

*  See Footnote 8 for details.

The accompanying notes are an integral part of these financial statements.

	VANGUARD VARIABLE INSURANCE FUND (continued)
	CAPITAL GROWTH	DIVERSIFIED VALUE	EQUITY INCOME	EQUITY INDEX	GROWTH	HIGH YIELD BOND	INTERNATIONAL	MID-CAP INDEX	REIT INDEX
Investment income:
Income dividends from investments in portfolio shares	$115,925	$237,349	$969,443	$616,540	$50,085	$1,026,881	$443,056	$241,201	$660,785
Expenses:
Mortality and expense risk fees	14,820	15,435	26,786	63,880	24,276	20,894	36,682	41,318	46,694
Net investment income (expense)	101,105	221,914	942,657	552,660	25,809	1,005,987	406,374	199,883	614,091
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	792,615	(2,997)	721,018	1,573,181	923,275	(522,888)	649,556	438,021	1,175,004
Net realized short-term capital gain distributions from investments in portfolio shares	—	24,957	214,709	20,587	49,730	—	—	34,200	36,857
Net realized long-term capital gain distributions from investments in portfolio shares	350,470	588,278	2,036,481	1,108,472	759,443	31,559	363,939	1,046,705	1,213,632
Net realized gain (loss) on investments in portfolio shares	1,143,085	610,238	2,972,208	2,702,240	1,732,448	(491,329)	1,013,495	1,518,926	2,425,493
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(931,188)	(1,285,300)	(3,515,047)	(2,757,190)	(1,025,470)	(897,796)	(2,155,908)	(2,369,612)	(2,305,469)
Net increase (decrease) in net assets from operations	$313,002	$(453,148)	$399,818	$497,710	$732,787	$(383,138)	$(736,039)	$(650,803)	$734,115

	VANGUARD VARIABLE INSURANCE FUND (continued)
	CAPITAL GROWTH	DIVERSIFIED VALUE	EQUITY INCOME	EQUITY INDEX	GROWTH	HIGH YIELD BOND	INTERNATIONAL	MID-CAP INDEX	REIT INDEX
Changes from operations:
Net investment income (expense)	$101,105	$221,914	$942,657	$552,660	$25,809	$1,005,987	$406,374	$199,883	$614,091
Net realized gain (loss) on investments in portfolio shares	1,143,085	610,238	2,972,208	2,702,240	1,732,448	(491,329)	1,013,495	1,518,926	2,425,493
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(931,188)	(1,285,300)	(3,515,047)	(2,757,190)	(1,025,470)	(897,796)	(2,155,908)	(2,369,612)	(2,305,469)
Net increase (decrease) in net assets from operations	313,002	(453,148)	399,818	497,710	732,787	(383,138)	(736,039)	(650,803)	734,115
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	490,241	376,093	1,284,904	1,759,782	529,937	1,083,586	1,005,657	1,233,160	1,467,783
Contract redemptions	(490,699)	(494,455)	(760,118)	(2,720,514)	(637,373)	(521,745)	(912,270)	(814,535)	(2,208,997)
Net transfers	1,885,957	4,515,515	4,816,442	14,465,560	10,055,297	(176,888)	11,785,266	9,756,928	8,880,528
Net increase (decrease) in net assets from contract owners' transactions	1,885,499	4,397,153	5,341,228	13,504,828	9,947,861	384,953	11,878,653	10,175,553	8,139,314
Net increase (decrease) in net assets	2,198,501	3,944,005	5,741,046	14,002,538	10,680,648	1,815	11,142,614	9,524,750	8,873,429
Net assets, beginning of period	10,798,018	8,904,218	36,161,840	32,130,461	7,114,594	18,589,633	21,307,786	17,247,390	35,150,170
Net assets, end of period	$12,996,519	$12,848,223	$41,902,886	$46,132,999	$17,795,242	$18,591,448	$32,450,400	$26,772,140	$44,023,599

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2015

	VANGUARD VARIABLE INSURANCE FUND (continued)				VARIABLE INSURANCE TRUST	VIRTUS VARIABLE INSURANCE TRUST
	SHORT-TERM INVESTMENT GRADE	SMALL COMPANY GROWTH	TOTAL BOND MARKET INDEX	TOTAL STOCK MARKET INDEX	BARRIER (u)*	EQUITY TREND (w)*	INTERNATIONAL	MULTI- SECTOR FIXED INCOME	REAL ESTATE SECURITIES
Investment income:
Income dividends from investments in portfolio shares	$1,227,016	$59,189	$1,295,743	$641,385	$5,573	$—	$60,992	$242,611	$70,504
Expenses:
Mortality and expense risk fees	104,910	18,646	101,865	72,321	—	—	—	—	—
Net investment income (expense)	1,122,106	40,543	1,193,878	569,064	5,573	—	60,992	242,611	70,504
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(85,335)	(317,597)	(286,449)	1,126,420	(75,734)	(2,875,244)	(254,419)	(138,161)	(368,006)
Net realized short-term capital gain distributions from investments in portfolio shares	12,457	336,084	142,913	25,181	64,535	—	—	—	7,869
Net realized long-term capital gain distributions from investments in portfolio shares	—	1,544,354	100,039	1,604,204	259	—	95,855	—	764,552
Net realized gain (loss) on investments in portfolio shares	(72,878)	1,562,841	(43,497)	2,755,805	(10,940)	(2,875,244)	(158,564)	(138,161)	404,415
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(433,511)	(1,967,614)	(1,222,480)	(3,641,270)	10,498	1,499,465	(251,775)	(196,341)	(589,784)
Net increase (decrease) in net assets from operations	$615,717	$(364,230)	$(72,099)	$(316,401)	$5,131	$(1,375,779)	$(349,347)	$(91,891)	$(114,865)

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2015

	VANGUARD VARIABLE INSURANCE FUND (continued)				VARIABLE INSURANCE TRUST	VIRTUS VARIABLE INSURANCE TRUST
	SHORT-TERM INVESTMENT GRADE	SMALL COMPANY GROWTH	TOTAL BOND MARKET INDEX	TOTAL STOCK MARKET INDEX	BARRIER (u)*	EQUITY TREND (w)*	INTERNATIONAL	MULTI- SECTOR FIXED INCOME	REAL ESTATE SECURITIES
Changes from operations:
Net investment income (expense)	$1,122,106	$40,543	$1,193,878	$569,064	$5,573	$—	$60,992	$242,611	$70,504
Net realized gain (loss) on investments in portfolio shares	(72,878)	1,562,841	(43,497)	2,755,805	(10,940)	(2,875,244)	(158,564)	(138,161)	404,415
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(433,511)	(1,967,614)	(1,222,480)	(3,641,270)	10,498	1,499,465	(251,775)	(196,341)	(589,784)
Net increase (decrease) in net assets from operations	615,717	(364,230)	(72,099)	(316,401)	5,131	(1,375,779)	(349,347)	(91,891)	(114,865)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	2,286,636	518,469	2,822,084	2,288,376	80	394,059	19,913	77,730	528,755
Contract redemptions	(4,391,364)	(836,150)	(4,616,513)	(2,008,177)	(2,062)	(9,865,759)	(122,876)	(265,774)	(296,955)
Net transfers	35,264,068	3,552,814	28,735,484	15,419,709	(231,654)	(13,984,731)	595,051	524,531	(1,700,306)
Net increase (decrease) in net assets from contract owners' transactions	33,159,340	3,235,133	26,941,055	15,699,908	(233,636)	(23,456,431)	492,088	336,487	(1,468,506)
Net increase (decrease) in net assets	33,775,057	2,870,903	26,868,956	15,383,507	(228,505)	(24,832,210)	142,741	244,596	(1,583,371)
Net assets, beginning of period	61,077,112	11,146,871	50,904,528	46,187,177	228,505	30,072,545	2,073,192	5,606,098	5,788,725
Net assets, end of period	$94,852,169	$14,017,774	$77,773,484	$61,570,684	$—	$5,240,335	$2,215,933	$5,850,694	$4,205,354

*  See Footnote 8 for details.

The accompanying notes are an integral part of these financial statements.

	WELLS FARGO VT FUNDS (y)*			WESTCHESTER CAPITAL MANAGEMENT	WILSHIRE VARIABLE INSURANCE TRUST
	DISCOVERY	OPPORTUNITY	SMALL CAP VALUE	MERGER FUND VL	2015 ETF
Investment income:
Income dividends from investments in portfolio shares	$—	$739	$1,700	$277,041	$964
Expenses:
Mortality and expense risk fees	1,454	25	—	—	—
Net investment income (expense)	(1,454)	714	1,700	277,041	964
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(267,130)	61,385	(41,174)	105,378	3,683
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	27,088	—
Net realized long-term capital gain distributions from investments in portfolio shares	691,262	59,139	—	58,667	2,904
Net realized gain (loss) on investments in portfolio shares	424,132	120,524	(41,174)	191,133	6,587
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(430,450)	(152,281)	(34,678)	(610,255)	(6,521)
Net increase (decrease) in net assets from operations	$(7,772)	$(31,043)	$(74,152)	$(142,081)	$1,030

	WELLS FARGO VT FUNDS (y)*			WESTCHESTER CAPITAL MANAGEMENT	WILSHIRE VARIABLE INSURANCE TRUST
	DISCOVERY	OPPORTUNITY	SMALL CAP VALUE	MERGER FUND VL	2015 ETF
Changes from operations:
Net investment income (expense)	$(1,454)	$714	$1,700	$277,041	$964
Net realized gain (loss) on investments in portfolio shares	424,132	120,524	(41,174)	191,133	6,587
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(430,450)	(152,281)	(34,678)	(610,255)	(6,521)
Net increase (decrease) in net assets from operations	(7,772)	(31,043)	(74,152)	(142,081)	1,030
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	183,895	416	—	515,275	—
Contract redemptions	(391,602)	(6,935)	(23,107)	(367,274)	(674)
Net transfers	(1,215,567)	71,566	54,867	402,006	(60,557)
Net increase (decrease) in net assets from contract owners' transactions	(1,423,274)	65,047	31,760	550,007	(61,231)
Net increase (decrease) in net assets	(1,431,046)	34,004	(42,392)	407,926	(60,201)
Net assets, beginning of period	5,655,874	577,377	683,626	12,477,104	103,548
Net assets, end of period	$4,224,828	$611,381	$641,234	$12,885,030	$43,347

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2015

	WILSHIRE VARIABLE INSURANCE TRUST (continued)
	2035 ETF	COMBINED TOTAL
Investment income:
Income dividends from investments in portfolio shares	$4,827	$56,684,747
Expenses:
Mortality and expense risk fees	—	1,061,840
Net investment income (expense)	4,827	55,622,907
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	439	(46,147,244)
Net realized short-term capital gain distributions from investments in portfolio shares	54	14,934,739
Net realized long-term capital gain distributions from investments in portfolio shares	8,302	72,194,838
Net realized gain (loss) on investments in portfolio shares	8,795	40,982,333
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(19,961)	(174,036,095)
Net increase (decrease) in net assets from operations	$(6,339)	$(77,430,855)

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2015

	WILSHIRE VARIABLE INSURANCE TRUST (continued)
	2035 ETF	COMBINED TOTAL
Changes from operations:
Net investment income (expense)	$4,827	$55,622,907
Net realized gain (loss) on investments in portfolio shares	8,795	40,982,333
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(19,961)	(174,036,095)
Net increase (decrease) in net assets from operations	(6,339)	(77,430,855)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	—	785,549,084
Contract redemptions	(4,249)	(310,482,745)
Net transfers	—	(33)
Net increase (decrease) in net assets from contract owners' transactions	(4,249)	475,066,306
Net increase (decrease) in net assets	(10,588)	397,635,451
Net assets, beginning of period	293,135	2,741,086,418
Net assets, end of period	$282,547	$3,138,721,869

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements

Years Ended December 31, 2016 and 2015

(1)  General

Jefferson National Life Annuity Account G ("Account G") was established on January 18, 1996 by the Jefferson National Life Insurance Company ("Company") and commenced operations on April 29, 1998. The Company is a wholly-owned subsidiary of Jefferson National Financial Corporation ("JNFC"). Account G is used as a funding vehicle for several flexible premium deferred annuity contracts issued by the Company. The products that are funded through Account G are Monument and Monument Advisor, which are registered under the Securities Act of 1933. Account G is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The operations of Account G are included in the operations of the Company pursuant to the provisions of the Texas Insurance Code. The Monument product was no longer offered effective December 13, 2005.

JNF Advisors, Inc. ("JNF") was established in January 2007 as a registered investment adviser and is 100% owned by JNFC. JNF serves as adviser to the Northern Lights JNF portfolios, but sub-advises the investment management of these portfolios to an unaffiliated registered investment adviser.

Various lawsuits against the Company may arise in the ordinary course of the Company's business. Contingent liabilities arising from ordinary course litigation, income taxes and other matters are not expected to be material in relation to the financial position of the Company. Currently, however, there are no legal proceedings to which Account G is a party or to which the assets of Account G are subject. Neither the Company nor Jefferson National Financial Securities Corporation, the distributor of the Account G's contracts, is involved in any litigation that is of material importance in relation to total assets or to Account G.

The following variable account investment options are available with only certain variable annuities offered through Account G:

AB VARIABLE PRODUCTS SERIES FUND, INC.

Dynamic Asset Allocation Portfolio Class B

Global Thematic Growth Portfolio Class B

Growth and Income Portfolio Class A

International Growth Portfolio Class B

International Value Portfolio Class B

Small-Mid Cap Value Portfolio Class B

ADVISORS PREFERRED TRUST

Gold Bullion Strategy Portfolio

THE ALGER PORTFOLIOS

Capital Appreciation Portfolio

Large Cap Growth Portfolio

Mid Cap Growth Portfolio

ALPS VARIABLE INVESTMENT TRUST

ALPS/Alerian Energy Infrastructure

ALPS/Red Rock Listed Private Equity

Morningstar Aggressive Growth EFT Asset Allocation

Morningstar Balanced EFT Asset Allocation

Morningstar Conservative EFT Asset Allocation

Morningstar Growth EFT Asset Allocation

Morningstar Income & Growth EFT Asset Allocation

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

Balanced Fund

Income & Growth Fund

Inflation Protection Fund

International Fund

Large Company Value Fund

Ultra Fund

Value Fund

AMERICAN FUNDS INSURANCE SERIES

Asset Allocation Fund

Blue Chip Income and Growth Fund

Bond Fund

Global Bond Fund

Growth Fund

Growth-Income Fund

High-Income Bond Fund

International Fund

Managed Risk Asset Allocation Fund

Managed Risk Blue Chip Income & Growth Fund

Mortgage Fund

New World Fund

BLACKROCK VARIABLE SERIES FUNDS

Equity Dividend Fund

Global Allocation Fund

High Yield Fund

iShares® Dynamic Fixed Income Fund

iShares® Alternative Strategies Fund

Large Cap Core Fund

Large Cap Growth Fund

Large Cap Value Fund

Total Return Fund

U.S. Government Bond Fund

CALVERT VARIABLE PRODUCTS

SRI Balanced Fund

COLUMBIA MANAGEMENT INVESTMENT ADVISORS, LLC

AQR Managed Futures Strategy Portfolio

Select Large-Cap Value Portfolio

Select Smaller-Cap Value Portfolio

Seligman Global Technology Portfolio

Strategic Income Portfolio

CREDIT SUISSE FUNDS

Commodity Return Strategy Portfolio

DFA INVESTMENTS DIMENSIONS GROUP, INC.

VA Global Bond Portfolio

VA Global Moderate Allocation Portfolio

VA International Small Portfolio

VA International Value Portfolio

VA Short-Term Fixed Portfolio

VA U.S. Large Value Portfolio

VA U.S. Targeted Value Portfolio

DELAWARE VIP TRUST

Small Cap Value Series

DREYFUS VARIABLE INVESTMENT FUND

International Value Fund

THE DREYFUS INVESTMENT PORTFOLIOS

Small Cap Stock Index Portfolio

Socially Responsible Growth Fund

Stock Index Fund

EATON VANCE VARIABLE TRUST

Floating-Rate Income Fund

Large-Cap Value Fund

FEDERATED INSURANCE SERIES

High Income Bond Fund II

Kaufmann Fund II

Managed Volatility Fund II

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2016 and 2015

FIDELITY VARIABLE INSURANCE PRODUCTS – Service Class II

Balanced Portfolio

Contrafund Portfolio

Disciplined Small Cap Portfolio

Equity-Income Portfolio

Freedom Income Portfolio

Growth Portfolio

Growth & Income Portfolio

Growth Opportunities Portfolio

High Income Portfolio

International Capital Appreciation Portfolio

Investment Grade Bond Portfolio

Mid Cap Portfolio

Overseas Portfolio

Real Estate Portfolio

Strategic Income Portfolio

Value Portfolio

FIRST EAGLE VARIABLE FUNDS

Overseas Variable Fund

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Global Real Estate II Fund

High Income II Fund

Income II Fund

Mutual Shares II Fund

Rising Dividends II Fund

Strategic Income II Fund

Templeton Global Bond II Fund

U.S. Government Securities II Fund

GOLDMAN SACHS VARIABLE INSURANCE TRUST

Multi-Strategy Alternatives Fund

Strategic Income Fund

GUGGENHEIM VARIABLE INSURANCE FUNDS

CLS AdvisorOne Global Diversified Equity Fund

CLS AdvisorOne Growth and Income Fund

Floating Rate Strategies Fund

Global Managed Futures Strategy Fund

High Yield Fund

Long Short Equity Fund

Multi-Hedge Strategies Fund

Small Cap Value Fund

StylePlus Large Growth Fund

StylePlus Mid Growth Fund

U.S. Total Return Bond

Rydex Banking Fund

Rydex Basic Materials Fund

Rydex Biotechnology Fund

Rydex Commodities Strategy Fund

Rydex Consumer Products Fund

Rydex  Dow 2X Strategy Fund

Rydex Electronics Fund

Rydex Energy Fund

Rydex Energy Services Fund

Rydex Europe 1.25X Strategy Fund

Rydex Financial Services Fund

Rydex  Government Long Bond 1.2X Strategy Fund

Rydex Health Care Fund

Rydex High Yield Fund

Rydex Internet Fund

Rydex Inverse Dow 2X Strategy Fund

Rydex Inverse Government Long Bond Strategy Fund

Rydex Inverse Mid-Cap Strategy Fund

Rydex Inverse NASDAQ-100® Strategy Fund

Rydex Inverse Russell 2000® Strategy Fund

Rydex Inverse S&P 500 Strategy Fund

Rydex Japan 2X Strategy Fund

Rydex  Leisure Fund

Rydex  Mid Cap 1.5X Strategy Fund

Rydex NASDAQ-100® 2X Strategy Fund

Rydex NASDAQ-100® Strategy Fund

Rydex  Nova Fund

Rydex Precious Metals Fund

Rydex  Real Estate Fund

Rydex  Retailing Fund

Rydex Russell 2000® 1.5X Strategy Fund

Rydex Russell 2000® 2X Strategy Fund

Rydex S&P 500 2X Strategy Fund

Rydex S&P 500 Pure Growth Fund

Rydex S&P 500 Pure Value Fund

Rydex S&P MidCap 400 Pure Growth Fund

Rydex  S&P MidCap 400 Pure Value Fund

Rydex S&P SmallCap 600 Pure Growth Fund

Rydex  S&P SmallCap 600 Pure Value Fund

Rydex Strengthening Dollar 2X Strategy Fund

Rydex  Technology Fund

Rydex  Telecommunications Fund

Rydex Transportation Fund

Rydex Utilities Fund

Rydex Weakening Dollar 2X Strategy Fund

INVESCO VARIABLE INSURANCE FUNDS

Balanced-Risk Allocation Fund Series II

Comstock Fund Series I

Core Equity Fund Series I

Core Plus Bond Series I

Diversified Dividend Fund Series I

Equity and Income Fund Series I

Global Health Care Fund Series I

Global Real Estate Fund Series I

Government Money Market Fund I

Government Securities Fund Series I

Growth and Income Fund Series I

High Yield Fund Series I

International Growth Fund Series I

Mid Cap Core Equity Fund Series II

Technology Fund Series I

IVY FUNDS VARIABLE INSURANCE PORTFOLIOS, INC.

Asset Strategy Portfolio

Balanced Portfolio

Bond Portfolio

Energy Portfolio

Global Bond Portfolio

Global Natural Resources Portfolio

High Income Portfolio

Limited Term Bond Portfolio

Mid Cap Growth Portfolio

Science and Technology Portfolio

Value Portfolio

JANUS ASPEN SERIES – Institutional Shares

Balanced Portfolio

Enterprise Portfolio

Forty Portfolio

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2016 and 2015

Global Research Portfolio

Janus Portfolio

Overseas Portfolio

Perkins Mid Cap Value Portfolio

JANUS ASPEN SERIES – Service Shares

Flexible Bond Portfolio

Global Unconstrained Bond Portfolio

INTECH U.S. Low Volatility Portfolio

JOHN HANCOCK VARIABLE INSURANCE TRUST

Emerging Markets Value Trust

JPMORGAN INSURANCE TRUST

Global Allocation Portfolio

Income Builder Portfolio

LAZARD RETIREMENT SERIES, INC.

Emerging Markets Equity Portfolio

Global Dynamic Multi-Asset Portfolio

International Equity Portfolio

US Small-Mid Cap Equity Portfolio

US Strategic Equity Portfolio

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

ClearBridge Variable Aggressive Growth Portfolio

ClearBridge Variable Dividend Strategy Portfolio

ClearBridge Variable Large Cap Growth Portfolio

ClearBridge Variable Small Cap Growth Portfolio

Legg Mason QS Dynamic Multi-Strategy Portfolio

Western Asset Global High Yield Bond Portfolio

LORD ABBETT SERIES FUND, INC.

Bond Debenture Portfolio

Calibrated Dividend Growth Portfolio

Growth and Income Portfolio

International Opportunities Portfolio

MFS VARIABLE INSURANCE TRUST (Service Class)

Growth Series

Value Series

NATIONWIDE VARIABLE INSURANCE TRUST

Bond Index Fund

International Index Fund

Mid Cap Index Fund

S&P 500 Index Fund

Small Cap Index Fund

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Absolute Return Multi-Manager Portfolio

Large Cap Value Portfolio

Mid-Cap Growth Portfolio

Mid Cap Intrinsic Value Portfolio

Short Duration Bond Portfolio

Socially Responsive Portfolio

NORTHERN LIGHTS VARIABLE TRUST

7Twelve Balanced Portfolio Class 3

Anchor Tactical Credit Strategies Portfolio

BTS Tactical Fixed Income Portfolio

Changing Parameters Portfolio

JNF SSGA Sector Rotation Portfolio

JNF SSGA Tactical Allocation Portfolio

Mariner Managed Futures Strategy Portfolio Class 2

Power Income Portfolio Class 2

Probabilities Fund

TOPS Aggressive Growth ETF Portfolio Class 1
TOPS Balanced ETF Portfolio Class 1

TOPS Conservative ETF Portfolio (Class 1 & 2)

TOPS Growth ETF Portfolio Class 1

TOPS Managed Risk Balanced ETF Portfolio (Class 1 & 2)

TOPS Managed Risk Growth ETF Portfolio (Class 1 & 2)

TOPS Managed Risk Moderate Growth Portfolio (Class 1 & 2)

TOPS Moderate Growth EFT Class 1

OPPENHEIMER VARIABLE ACCOUNT FUNDS

Core Bond Fund

Global Fund

Global Multi-Alternatives Fund

Global Strategic Income Fund

International Growth Fund

Main Street® Fund

PIMCO VARIABLE INSURANCE TRUST

All Asset Portfolio

All Asset All Authority Portfolio – Admin

All Asset All Authority Portfolio – Inst

CommodityRealReturn Strategy Portfolio

Emerging Markets Bond Portfolio

Foreign Bond Unhedged Portfolio

Foreign Bond US Dollar-Hedged Portfolio

Global Advantage Strategy Bond Portfolio

Global Bond Unhedged Portfolio

Global Multi-Asset Portfolio

High Yield Portfolio

Income Portfolio

Long-Term US Government Portfolio

Low Duration Portfolio

Real Return Portfolio

Short-Term Portfolio

Total Return Portfolio

Unconstrained Bond Portfolio

PIONEER VARIABLE CONTRACTS TRUST – Class II

Bond Portfolio

Emerging Markets Portfolio

Equity Income Portfolio

Fund Portfolio

High Yield Portfolio

Mid Cap Value Portfolio

Strategic Income Portfolio

PROFUNDS VP

Access VP High Yield Fund

Asia 30 Fund

Banks Fund

Basic Materials Fund

Bear Fund

Biotechnology Fund

Bull Fund

Consumer Goods Fund

Consumer Services Fund

Emerging Markets Fund

Europe 30 Fund

Falling U.S. Dollar Fund

Financials Fund

Government Money Market Fund

Health Care Fund

Industrials Fund

International Fund

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2016 and 2015

Internet Fund

Japan Fund

Large-Cap Growth Fund

Large-Cap Value Fund

Mid-Cap Fund

Mid-Cap Growth Fund

Mid-Cap Value Fund

NASDAQ-100 Fund

Oil & Gas Fund

Pharmaceuticals Fund

Precious Metals Fund

Real Estate Fund

Rising Rates Opportunity Fund

Semiconductor Fund

Short Emerging Markets Fund

Short International Fund

Short Mid-Cap Fund

Short NASDAQ-100 Fund

Short Small-Cap Fund

Small Cap Fund

Small-Cap Growth Fund

Small-Cap Value Fund

Technology Fund

Telecommunications Fund

U.S. Government Plus Fund

UltraBull Fund

UltraMid-Cap Fund

UltraNASDAQ-100 Fund

UltraShort NASDAQ-100 Fund

UltraSmall-Cap Fund

Utilities Fund

PUTNAM VARIABLE TRUST

Absolute Return 500 Fund

American Government Income Fund

Diversified Income Fund

Equity Income Fund

High Yield Fund

Income Fund

REDWOOD INVESTMENT MANAGEMENT

Managed Volatility Portfolio (Class I and N)

ROYCE CAPITAL FUND

Micro-Cap Portfolio

Small-Cap Portfolio

SEI INSURANCE PRODUCTS TRUST

Balanced Strategy Fund

Conservative Strategy Fund

Defensive Strategy Fund

Market Growth Strategy Fund

Market Plus Strategy Fund

Moderate Strategy Fund

T. ROWE PRICE EQUITY SERIES, INC.

Blue Chip Growth Portfolio II

Equity Income Portfolio II

Health Sciences Portfolio II

Limited-Term Bond Portfolio II

THIRD AVENUE VARIABLE SERIES TRUST

Value Portfolio

TIMOTHY PLAN VARIABLE SERIES

Conservative Growth Portfolio

Strategic Growth Portfolio

TORTOISE VARIABLE INSURANCE PORTFOLIO

MLP & Pipeline Fund

VANECK VIP TRUST

Emerging Markets Fund

Global Gold Fund

Global Hard Assets Fund

Unconstrained Emerging Markets Bond Fund

VANGUARD VARIABLE INSURANCE FUND

Balanced Portfolio

Capital Growth Portfolio

Diversified Value Portfolio

Equity Income Portfolio

Equity Index Portfolio

Growth Portfolio

High Yield Bond Portfolio

International Portfolio

Mid-Cap Index Portfolio

REIT Index Portfolio

Short-Term Investment Grade Portfolio

Small Company Growth Portfolio

Total Bond Market Index Portfolio

Total Stock Market Index Portfolio

VIRTUS VARIABLE INSURANCE TRUST

Equity Trend Series

International Series

Multi-Sector Fixed Income Series

Real Estate Securities Series

WELLS FARGO VT FUNDS

Discovery Fund

Opportunity Fund

WESTCHESTER CAPITAL MANAGEMENT

Merger Fund VL

(2)  Summary of Significant Accounting Policies

BASIS OF PRESENTATION

The financial statements are prepared in accordance with Generally Accepted Accounting Principles in the United States of America (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NEW ACCOUNTING PRONOUNCEMENTS

In May 2014, the Financial Accounting Standards Board ("FASB") issued ASU 2015-09, Revenue from Contracts with Customers (Topic 606), to clarify the principles for recognizing revenue. While insurance contracts are not within the scope of this updated guidance, service and fee income will be subject to this updated guidance. The updated guidance requires an entity to recognize revenue as performance obligations are met, in order to reflect the transfer of promised goods or services to customers in an amount that reflects the consideration the entity is entitled to receive for those goods or services. The following steps are applied in the updated guidance: (1) identify

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2016 and 2015

the contract(s) with a customer; (2) identify the performance obligations in the contract; (3) determine the transaction price; (4) allocate the transaction price to the performance obligations in the contract; and (5) recognize revenue when, or as, the entity satisfies a performance obligation. The updated guidance is effective for periods beginning after December 15, 2017. Account G is currently evaluating the impact of this guidance on its financial statements.

INVESTMENT VALUATION, TRANSACTIONS AND INCOME

Investments in portfolio shares are valued at fair value using the net asset value of the respective portfolios at the end of each New York Stock Exchange business day, as determined by the investment fund managers. Investment share transactions are accounted for on a trade date basis (the date the order to purchase or redeem shares is executed) and dividend income and realized gain distributions are recorded on the ex-dividend date. The cost of investments in portfolio shares sold is determined on a first-in first-out basis. Account G does not hold any investments that are restricted as to resale.

Investment income and net realized capital gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation period based on each contract's pro rata share of the assets of Account G as of the beginning of the valuation period.

FEDERAL INCOME TAXES

No provision for federal income taxes has been made in the accompanying financial statements because the operations of Account G are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under the Internal Revenue Code. Net investment income and realized capital gains (losses) are retained in Account G and are not taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

ANNUITY RESERVES

Deferred annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income (expense) and net realized gains (losses) and unrealized appreciation (depreciation) on investments.

Net assets allocated to contract owners' life contingent annuity payment reserves are computed according to the A2000 Annuitant Mortality Table. The standard assumed investment return is 3 percent or 5 percent based upon annuitant's selection. The mortality risk for life contingent payments is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. These transfers are included in the Net Transfer line of the accompanying Statement of Changes in Net Assets.

NET TRANSFERS

The Net Transfers line of the accompanying Statement of Changes in Net Assets is comprised of the net of any transfers into or from the fund from any other funds within this product plus any transfer of mortality risk as defined in the Annuity Reserves section above.

BREAKAGE

Breakage is defined as the gain or loss resulting from the differences between the transaction effective and processing dates. This amount is included in the Net contract purchase payments line in the accompanying Statement of Changes in Net Assets. Breakage resulted in gains of $54,297 and $43,103 for the years ended December 31, 2016 and 2015, respectively.

(3)  Financial Instruments and Fair Value

Account G values all investments at fair value. GAAP establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs are inputs that market participants would use in pricing the investment based on available market data. Unobservable inputs are inputs that reflect Account G's assumptions about the factors market participants would use in valuing the investment based on the best information available in the circumstances. The hierarchy is broken down into three levels based on the observability of inputs as follows:

•  Level 1 – Valuations based on quoted prices in active markets for identical investments.

•  Level 2 – Valuations based on (i) quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly; (ii) quoted prices for similar investments in active markets; and (iii) inputs other than quoted prices that are observable or inputs derived from or corroborated by market data for substantially the full term of the investment.

•  Level 3 – Valuations based on inputs that are unobservable, supported by little or no market activity, and that are significant to the overall fair value measurement.

The availability of observable inputs can vary from investment to investment and is affected by a wide variety of factors, such as, the type of product, whether the product is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the investment.

Investments in registered investment companies are valued using the net asset value of the respective portfolios at the end of each New York Stock Exchange business day, as determined by the respective fund managers. Account G includes these prices in the amounts disclosed in Level 1 of the fair value hierarchy.

The following table presents the assets and liabilities that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy.

Fair Value Measurements Using
	Total As of 12/31/2016	Quoted prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Mutual Funds:
Alternative	$153,357,787	$153,357,787	$—	$—
Balanced	315,286,537	315,286,537	—	—
Bond	1,175,015,761	1,175,015,761	—	—
Money Market	305,973,638	305,973,638	—	—
Stock	1,751,705,667	1,751,705,667	—	—
	$3,701,339,390	$3,701,339,390	—	—

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2016 and 2015

Fair Value Using NAV per share as of December 31, 2016
Investment	Fair Value using NAV	Unfunded commitment	Redemption frequency	Redemption Notice Period*	Other redemption restrictions
Mutual Funds:
Alternative	$153,357,787	N/A	Daily	None	None
Balanced	315,286,537	N/A	Daily	None	None
Bond	1,175,015,761	N/A	Daily	None	None
Money Market	305,973,638	N/A	Daily	None	None
Stock	1,751,705,667	N/A	Daily	None	None
	$3,701,339,390

*  Subject to portfolio managers' discretion and/or excessive trading by Company.

(4)  Purchases and Sales of Investments in Portfolio Shares

The aggregate cost of purchases of investments in portfolio shares was $5,991,621,551 and $5,545,534,006 for the years ended December 31, 2016 and 2015, respectively. The aggregate proceeds from sales of investments in portfolio shares were $5,528,934,356 and $4,927,778,839 for the years ended December 31, 2016 and 2015, respectively.

(5)  Deductions and Expenses

Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

The mortality risk assumed by the Company results from the life annuity payment option in the contracts in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

The Company deducts a monthly subscription charge of $20.00 to issue and administer each Monument Advisor contract. These fees were $3,040,149 and $2,763,918 for the years ended December 31, 2016 and 2015, respectively. This charge is recorded as a redemption in the accompanying Statements of Changes in Net Assets.

The Company deducts a total daily charge from the total investments of the Monument product, which is equivalent to an effective annual rate of 1.30 percent of the daily total net assets, consisting of the 1.15 percent for the mortality and expense risks and .15 percent for administrative expenses. The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses. These fees were $13,158 and $14,821 for the years ended December 31, 2016 and 2015, respectively. The administrative expenses were $1,716 and $1,933 for the years ended December 31, 2016 and 2015, respectively.

The Company deducts a total daily charge from certain low cost investments of the Monument Advisor fund, which is equivalent to the effective annual rate of .35 percent of the daily total net assets. This fee is charged on the low cost investments that do not provide the Company with the amount of revenue it requires to meet its revenue targets. These fees were $1,787,831 and $1,045,088 for the years ended December 31, 2016 and 2015, respectively.

Pursuant to an agreement between Account G for the Monument product and the Company (which may be terminated by the Company at any time), the Company provides sales and administrative services to Account G, as well as a minimum death benefit prior to retirement for the contracts. In addition, the Company deducts units from individual contracts annually and upon full surrender to cover an administrative fee of $30, unless the value of the contract is $25,000 or greater. This fee is recorded as a redemption in the accompanying Statements of Changes in Net Assets. These sales and administrative charges were $513 and $516 for the years ended December 31, 2016 and 2015, respectively.

The Company deducts a transaction fee, ranging from $19.99 to $49.99 based upon number of transactions, for any contract owner transaction in or out of certain Monument Advisor investment portfolios. This fee is recorded as a redemption in the accompanying Statements of Changes in Net Assets. The transaction fees were $271,844 and $262,276 for the years ended December 31, 2016 and 2015, respectively.

Account G also offers, for an additional charge in the Monument Advisor product, an optional guaranteed minimum death benefit rider which provides a benefit at death if the contract value is less than the total purchase payments less partial withdrawals. These charges were $136,009 and $154,793 for the years ended December 31, 2016 and 2015, respectively. This fee is recorded as a redemption in the accompanying Statements of Changes in Net Assets.

(6)  Financial Highlights

The following table discloses total returns, investment income and expense ratios for each offered fund in Account G.

The total return is presented using the minimum and maximum expense ratio unit values and is defined as the percentage change of unit values from the beginning of the period represented to the end of the period represented. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the product. The total return is calculated for each period indicated from the effective date though the end of the reporting period.

The investment income ratio is the ratio of income dividends to the average daily net assets. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

The expense ratio consists of the mortality and expense charge for each period indicated. This ratio includes only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded. Details begin on the following page.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2016 and 2015

	As of December 31 (unless noted)						INVESTMENT
FUND DESCRIPTION	UNITS	LOWEST	HIGHEST	NET ASSETS	LOWEST	HIGHEST	INCOME	LOWEST	HIGHEST
PRODUCT	(000s)	UNIT VALUE		(000s)	TOTAL RETURN		RATIO	EXPENSE RATIO
AB Variable Products Series Fund, Inc.:
Dynamic Asset Allocation Portfolio
December 31, 2016	38	$12.46	$12.46	$472	3.40%	3.40%	0.43%	—	—
December 31, 2015	120	12.05	12.05	1,446	-1.31%	-1.31%	0.76%	—	—
December 31, 2014	86	12.21	12.21	1,044	4.18%	4.18%	0.38%	—	—
December 31, 2013	33	11.72	11.72	391	11.94%	11.94%	0.24%	—	—
December 31, 2012	—	10.47	10.47	4	4.49%	4.49%	0.00%	—	—
Inception November 16, 2012	—	10.02	10.02	—
Global Thematic Growth Portfolio
December 31, 2016	25	11.88	11.88	302	-0.92%	-0.92%	0.00%	—	—
December 31, 2015	33	11.99	11.99	398	2.65%	2.65%	0.00%	—	—
December 31, 2014	21	11.68	11.68	239	4.85%	4.85%	0.00%	—	—
December 31, 2013	32	11.14	11.14	359	22.96%	22.96%	0.00%	—	—
December 31, 2012	32	9.06	9.06	288	13.25%	13.25%	0.34%	—	—
Growth and Income Portfolio
December 31, 2016	511	19.90	21.34	10,174	9.89%	11.30%	1.00%	—	1.30%
December 31, 2015	444	17.88	19.42	7,939	0.36%	1.71%	1.41%	—	1.30%
December 31, 2014	421	17.58	19.35	7,394	8.16%	9.53%	1.36%	—	1.30%
December 31, 2013	331	16.05	17.89	5,316	33.21%	34.99%	1.07%	—	1.30%
December 31, 2012	173	11.89	13.43	2,057	15.98%	17.49%	1.45%	—	1.30%
International Growth Portfolio
December 31, 2016	159	8.17	8.17	1,295	-7.05%	-7.05%	0.00%	—	—
December 31, 2015	148	8.79	8.79	1,299	-2.12%	-2.12%	0.06%	—	—
December 31, 2014	168	8.98	8.98	1,510	-1.43%	-1.43%	0.00%	—	—
December 31, 2013	150	9.11	9.11	1,369	13.31%	13.31%	0.70%	—	—
December 31, 2012	86	8.04	8.04	693	15.19%	15.19%	1.50%	—	—
International Value Portfolio
December 31, 2016	227	7.28	7.28	1,652	-0.82%	-0.82%	1.16%	—	—
December 31, 2015	197	7.34	7.34	1,447	2.37%	2.37%	1.84%	—	—
December 31, 2014	183	7.17	7.17	1,309	-6.52%	-6.52%	3.69%	—	—
December 31, 2013	261	7.67	7.67	2,004	22.72%	22.72%	8.49%	—	—
December 31, 2012	77	6.25	6.25	483	14.26%	14.26%	1.61%	—	—
Small Cap Growth Portfolio
December 31, 2016	41	21.18	21.18	869	6.22%	6.22%	0.00%	—	—
December 31, 2015	52	19.94	19.94	1,037	-1.53%	-1.53%	0.00%	—	—
December 31, 2014	64	20.25	20.25	1,293	-2.08%	-2.08%	0.00%	—	—
December 31, 2013	82	20.68	20.68	1,698	45.33%	45.33%	0.00%	—	—
December 31, 2012	112	14.23	14.23	1,595	14.76%	14.76%	0.00%	—	—
Small-Mid Cap Value Portfolio
December 31, 2016	436	23.67	23.67	10,348	24.78%	24.78%	0.37%	—	—
December 31, 2015	297	18.97	18.97	5,635	-5.67%	-5.67%	0.56%	—	—
December 31, 2014	336	20.11	20.11	6,754	8.94%	8.94%	0.46%	—	—
December 31, 2013	285	18.46	18.46	5,264	37.66%	37.66%	0.40%	—	—
December 31, 2012	266	13.41	13.41	3,567	18.46%	18.46%	0.29%	—	—
Advisors Preferred Trust:
Gold Bullion Strategy Portfolio
December 31, 2016	650	8.42	8.42	5,477	6.85%	6.85%	0.00%	—	—
December 31, 2015	274	7.88	7.88	2,163	-12.35%	-12.35%	0.00%	—	—
December 31, 2014	152	8.99	8.99	1,363	-3.54%	-3.54%	0.00%	—	—
December 31, 2013	41	9.32	9.32	379	-6.80%	-6.80%	0.00%	—	—
Inception November 15, 2013	—	10.00	10.00	—

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2016 and 2015

	As of December 31 (unless noted)						INVESTMENT
FUND DESCRIPTION	UNITS	LOWEST	HIGHEST	NET ASSETS	LOWEST	HIGHEST	INCOME	LOWEST	HIGHEST
PRODUCT	(000s)	UNIT VALUE		(000s)	TOTAL RETURN		RATIO	EXPENSE RATIO
The Alger Portfolios:
Capital Appreciation Portfolio
December 31, 2016	355	$35.13	$53.15	$12,496	-0.80%	0.49%	0.18%	—	1.30%
December 31, 2015	486	34.96	53.58	17,013	4.83%	6.20%	0.09%	—	1.30%
December 31, 2014	409	32.92	51.11	13,484	12.28%	13.75%	0.10%	—	1.30%
December 31, 2013	396	28.94	45.52	11,479	33.45%	35.17%	0.46%	—	1.30%
December 31, 2012	260	21.41	34.11	5,589	16.78%	18.35%	1.09%	—	1.30%
Large Cap Growth Portfolio
December 31, 2016	89	22.22	28.14	1,983	-2.09%	-0.85%	0.00%	—	1.30%
December 31, 2015	101	22.41	28.74	2,273	0.38%	1.72%	0.00%	—	1.30%
December 31, 2014	161	22.03	28.63	3,557	9.57%	10.98%	0.18%	—	1.30%
December 31, 2013	169	19.85	26.13	3,362	33.32%	35.03%	1.23%	—	1.30%
December 31, 2012	106	14.70	19.60	1,566	8.47%	9.87%	1.43%	—	1.30%
Mid Cap Growth Portfolio
December 31, 2016	58	20.20	35.99	1,191	-0.33%	0.95%	0.00%	—	1.30%
December 31, 2015	38	20.01	36.11	795	-2.83%	-1.53%	0.00%	—	1.30%
December 31, 2014	66	20.32	37.16	1,378	6.60%	7.97%	0.00%	—	1.30%
December 31, 2013	70	18.82	34.86	1,360	34.08%	35.88%	0.41%	—	1.30%
December 31, 2012	35	13.85	26.00	516	14.74%	16.19%	0.00%	—	1.30%
Small Cap Growth Portfolio
December 31, 2016	6	24.77	26.28	168	4.87%	6.22%	0.00%	—	1.30%
December 31, 2015	6	23.62	24.74	158	-4.57%	-3.32%	0.00%	—	1.30%
December 31, 2014	12	24.75	25.59	315	-0.88%	0.43%	0.00%	—	1.30%
December 31, 2013	14	24.97	25.48	356	32.54%	34.32%	0.00%	—	1.30%
December 31, 2012	15	18.84	18.97	282	11.02%	12.45%	0.00%	—	1.30%
ALPS Variable Investment Trust:
ALPS/Alerian Energy Infrastructure Portfolio
December 31, 2016	1,124	10.49	10.49	11,788	40.81%	40.81%	2.39%	—	—
December 31, 2015	871	7.45	7.45	6,486	-37.92%	-37.92%	0.90%	—	—
December 31, 2014	594	12.00	12.00	7,122	11.94%	11.94%	0.14%	—	—
December 31, 2013	311	10.72	10.72	3,337	8.83%	8.83%	0.00%	—	—
Inception May 1, 2013						—	9.85	9.85	—
ALPS/Red Rocks Listed Private Equity Portfolio
December 31, 2016	49	9.99	9.99	487	8.00%	8.00%	0.83%	—	—
December 31, 2015	26	9.25	9.25	240	-7.04%	-7.04%	0.16%	—	—
Inception May 1, 2015	—	9.95	9.95	—
ALPS Variable Investment Trust:
Morningstar ETF Asset Allocation Series:
Aggressive Growth Portfolio
December 31, 2016	86	14.03	14.03	1,202	11.17%	11.17%	1.50%	—	—
December 31, 2015	45	12.62	12.62	562	-2.85%	-2.85%	1.49%	—	—
December 31, 2014	30	12.99	12.99	388	4.51%	4.51%	0.65%	—	—
December 31, 2013	45	12.43	12.43	554	18.04%	18.04%	4.89%	—	—
December 31, 2012	4	10.53	10.53	44	14.21%	14.21%	3.97%	—	—
Balanced Portfolio
December 31, 2016	714	14.01	14.01	9,998	8.52%	8.52%	1.81%	—	—
December 31, 2015	652	12.91	12.91	8,420	-2.27%	-2.27%	1.99%	—	—
December 31, 2014	398	13.21	13.21	5,252	4.51%	4.51%	1.36%	—	—
December 31, 2013	281	12.64	12.64	3,556	11.86%	11.86%	1.56%	—	—
December 31, 2012	235	11.30	11.30	2,649	10.89%	10.89%	1.46%	—	—
Conservative Portfolio
December 31, 2016	292	12.71	12.71	3,715	4.61%	4.61%	2.05%	—	—
December 31, 2015	178	12.15	12.15	2,164	-1.22%	-1.22%	0.98%	—	—
December 31, 2014	360	12.30	12.30	4,446	2.76%	2.76%	1.03%	—	—
December 31, 2013	344	11.97	11.97	4,122	2.57%	2.57%	1.37%	—	—
December 31, 2012	303	11.67	11.67	3,535	5.23%	5.23%	1.85%	—	—

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2016 and 2015

	As of December 31 (unless noted)						INVESTMENT
FUND DESCRIPTION	UNITS	LOWEST	HIGHEST	NET ASSETS	LOWEST	HIGHEST	INCOME	LOWEST	HIGHEST
PRODUCT	(000s)	UNIT VALUE		(000s)	TOTAL RETURN		RATIO	EXPENSE RATIO
Morningstar ETF Asset Allocation Series: (continued)
Growth Portfolio
December 31, 2016	465	$14.14	$14.14	$6,580	9.70%	9.70%	1.64%	—	—
December 31, 2015	391	12.89	12.89	5,037	-2.50%	-2.50%	1.48%	—	—
December 31, 2014	281	13.22	13.22	3,714	4.59%	4.59%	1.15%	—	—
December 31, 2013	175	12.64	12.64	2,216	16.50%	16.50%	1.32%	—	—
December 31, 2012	151	10.85	10.85	1,643	12.90%	12.90%	1.26%	—	—
Income and Growth Portfolio
December 31, 2016	221	13.31	13.31	2,946	6.39%	6.39%	1.95%	—	—
December 31, 2015	150	12.51	12.51	1,873	-1.73%	-1.73%	1.42%	—	—
December 31, 2014	182	12.73	12.73	2,318	3.33%	3.33%	1.22%	—	—
December 31, 2013	153	12.32	12.32	1,879	7.32%	7.32%	1.48%	—	—
December 31, 2012	146	11.48	11.48	1,674	7.89%	7.89%	1.66%	—	—
American Century Variable Portfolios, Inc.:
Balanced Fund
December 31, 2016	369	19.93	19.93	7,346	6.98%	6.98%	1.66%	—	—
December 31, 2015	262	18.63	18.63	4,885	-2.56%	-2.56%	1.80%	—	—
December 31, 2014	122	19.12	19.12	2,327	9.89%	9.89%	1.45%	—	—
December 31, 2013	129	17.40	17.40	2,238	17.41%	17.41%	1.59%	—	—
December 31, 2012	133	14.82	14.82	1,971	11.76%	11.76%	2.24%	—	—
Income & Growth Fund
December 31, 2016	406	20.40	21.53	8,798	11.96%	13.49%	2.39%	—	1.30%
December 31, 2015	333	18.22	18.97	6,317	-6.80%	-5.62%	2.12%	—	1.30%
December 31, 2014	326	19.55	20.10	6,542	11.02%	12.54%	2.11%	—	1.30%
December 31, 2013	234	17.61	17.86	4,174	34.12%	35.82%	2.20%	—	1.30%
December 31, 2012	340	13.13	13.15	4,471	13.19%	14.75%	2.56%	—	1.30%
Inflation Protection Fund
December 31, 2016	543	13.44	14.76	8,033	3.07%	4.38%	1.76%	—	1.30%
December 31, 2015	342	13.04	14.14	4,830	-3.76%	-2.48%	1.74%	—	1.30%
December 31, 2014	223	13.55	14.50	3,235	1.96%	3.35%	1.37%	—	1.30%
December 31, 2013	199	13.29	14.03	2,792	-9.65%	-8.48%	1.69%	—	1.30%
December 31, 2012	428	14.71	15.33	6,569	5.98%	7.35%	2.47%	—	1.30%
International Fund
December 31, 2016	115	13.88	16.89	1,933	-6.72%	-5.48%	1.06%	—	1.30%
December 31, 2015	151	14.88	17.87	2,701	-0.53%	0.73%	0.35%	—	1.30%
December 31, 2014	121	14.96	17.74	2,146	-6.73%	-5.49%	1.61%	—	1.30%
December 31, 2013	94	16.04	18.77	1,771	20.87%	22.44%	1.80%	—	1.30%
December 31, 2012	116	13.27	15.33	1,783	19.55%	21.19%	0.76%	—	1.30%
Large Company Value Fund
December 31, 2016	320	15.27	15.27	4,880	15.25%	15.25%	2.13%	—	—
December 31, 2015	324	13.25	13.25	4,293	-3.92%	-3.92%	1.51%	—	—
December 31, 2014	124	13.79	13.79	1,715	12.94%	12.94%	1.43%	—	—
December 31, 2013	78	12.21	12.21	948	31.29%	31.29%	1.55%	—	—
December 31, 2012	63	9.30	9.30	581	16.40%	16.40%	2.02%	—	—
Mid Cap Value Fund
December 31, 2016	376	26.54	26.54	9,968	22.87%	22.87%	1.69%	—	—
December 31, 2015	424	21.60	21.60	9,170	-1.46%	-1.46%	1.61%	—	—
December 31, 2014	688	21.92	21.92	15,070	16.47%	16.47%	1.15%	—	—
December 31, 2013	474	18.82	18.82	8,930	30.06%	30.06%	1.26%	—	—
December 31, 2012	364	14.47	14.47	5,272	16.32%	16.32%	2.12%	—	—
Ultra Fund
December 31, 2016	133	20.49	20.49	2,717	4.49%	4.49%	0.15%	—	—
December 31, 2015	91	19.61	19.61	1,778	6.23%	6.23%	0.32%	—	—
December 31, 2014	36	18.46	18.46	655	10.01%	10.01%	0.30%	—	—
December 31, 2013	97	16.78	16.78	1,626	37.09%	37.09%	0.46%	—	—
December 31, 2012	55	12.24	12.24	669	13.86%	13.86%	0.00%	—	—

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2016 and 2015

	As of December 31 (unless noted)						INVESTMENT
FUND DESCRIPTION	UNITS	LOWEST	HIGHEST	NET ASSETS	LOWEST	HIGHEST	INCOME	LOWEST	HIGHEST
PRODUCT	(000s)	UNIT VALUE		(000s)	TOTAL RETURN		RATIO	EXPENSE RATIO
American Century Variable Portfolios, Inc.: (continued)
Value Fund
December 31, 2016	524	$24.14	$29.50	$12,636	18.95%	20.52%	1.83%	—	1.30%
December 31, 2015	368	20.03	24.80	7,377	-5.13%	-3.89%	2.06%	—	1.30%
December 31, 2014	415	20.84	26.14	8,645	11.61%	13.08%	1.59%	—	1.30%
December 31, 2013	266	18.43	23.42	4,912	30.04%	31.74%	1.67%	—	1.30%
December 31, 2012	187	13.99	18.01	2,617	13.06%	14.58%	1.91%	—	1.30%
American Funds Insurance Series:
Asset Allocation Fund
December 31, 2016	1,259	11.89	11.89	14,969	9.18%	9.18%	1.62%	—	—
December 31, 2015	1,101	10.89	10.89	11,989	1.11%	1.11%	2.94%	—	—
December 31, 2014	345	10.77	10.77	3,715	5.18%	5.18%	3.15%	—	—
December 31, 2013	14	10.24	10.24	139	1.99%	1.99%	2.12%	—	—
Inception November 15, 2013	—	10.04	10.04	—
Blue Chip Income and Growth Fund
December 31, 2016	752	13.72	13.72	10,342	18.48%	18.48%	3.07%	—	—
December 31, 2015	220	11.58	11.58	2,546	-3.18%	-3.18%	2.01%	—	—
December 31, 2014	169	11.96	11.96	2,026	15.11%	15.11%	4.83%	—	—
December 31, 2013	10	10.39	10.39	105	3.69%	3.69%	1.96%	—	—
Inception November 15, 2013	—	10.02	10.02	—
Bond Fund
December 31, 2016	293	10.72	10.72	3,142	2.78%	2.78%	1.11%	—	—
December 31, 2015	670	10.43	10.43	6,992	0.00%	0.00%	2.90%	—	—
December 31, 2014	572	10.43	10.43	5,966	5.14%	5.14%	4.36%	—	—
December 31, 2013	7	9.92	9.92	69	-0.80%	-0.80%	1.81%	—	—
Inception November 15, 2013	—	10.00	10.00	—
Global Bond Fund
December 31, 2016	159	9.91	9.91	1,577	2.38%	2.38%	0.40%	—	—
December 31, 2015	118	9.68	9.68	1,141	-4.25%	-4.25%	0.03%	—	—
December 31, 2014	53	10.11	10.11	536	1.20%	1.20%	2.53%	—	—
December 31, 2013	1	9.99	9.99	10	-0.20%	-0.20%	0.00%	—	—
Inception November 15, 2013	—	10.01	10.01	—
Growth Fund
December 31, 2016	1,042	13.11	13.11	13,691	9.25%	9.25%	0.69%	—	—
December 31, 2015	664	12.00	12.00	7,968	6.57%	6.57%	1.12%	—	—
December 31, 2014	203	11.26	11.26	2,285	8.17%	8.17%	2.14%	—	—
December 31, 2013	10	10.41	10.41	100	3.48%	3.48%	0.76%	—	—
Inception November 15, 2013	—	10.06	10.06	—
Growth-Income Fund
December 31, 2016	896	12.96	12.96	11,619	11.24%	11.24%	1.44%	—	—
December 31, 2015	644	11.65	11.65	7,504	1.22%	1.22%	2.40%	—	—
December 31, 2014	214	11.51	11.51	2,467	10.35%	10.35%	2.39%	—	—
December 31, 2013	10	10.43	10.43	108	3.88%	3.88%	1.30%	—	—
Inception November 15, 2013	—	10.04	10.04	—
High-Income Bond Fund
December 31, 2016	700	11.02	11.02	7,711	17.36%	17.36%	11.46%	—	—
December 31, 2015	63	9.39	9.39	591	-7.40%	-7.40%	2.75%	—	—
December 31, 2014	29	10.14	10.14	295	0.30%	0.30%	2.05%	—	—
December 31, 2013	9	10.11	10.11	93	1.00%	1.00%	6.45%	—	—
Inception November 15, 2013	—	10.01	10.01	—
International Fund
December 31, 2016	1,123	10.06	10.06	11,331	3.29%	3.29%	1.48%	—	—
December 31, 2015	719	9.74	9.74	7,009	-4.79%	-4.79%	1.95%	—	—
December 31, 2014	283	10.23	10.23	2,891	-2.85%	-2.85%	2.37%	—	—
December 31, 2013	17	10.53	10.53	182	4.46%	4.46%	1.16%	—	—
Inception November 15, 2013	—	10.08	10.08	—

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2016 and 2015

	As of December 31 (unless noted)						INVESTMENT
FUND DESCRIPTION	UNITS	LOWEST	HIGHEST	NET ASSETS	LOWEST	HIGHEST	INCOME	LOWEST	HIGHEST
PRODUCT	(000s)	UNIT VALUE		(000s)	TOTAL RETURN		RATIO	EXPENSE RATIO
American Funds Insurance Series: (continued)
Managed Risk Asset Allocation Fund
December 31, 2016	162	$11.17	$11.17	$1,804	7.30%	7.30%	1.34%	—	—
December 31, 2015	102	10.41	10.41	1,064	-1.05%	-1.05%	1.69%	—	—
December 31, 2014	79	10.52	10.52	836	2.94%	2.94%	0.10%	—	—
December 31, 2013	15	10.22	10.22	149	1.89%	1.89%	3.03%	—	—
Inception November 15, 2013	—	10.03	10.03	—
Managed Risk Blue Chip Income and Growth Fund
December 31, 2016	114	11.76	11.76	1,335	13.40%	13.40%	1.95%	—	—
December 31, 2015	32	10.37	10.37	329	-7.49%	-7.49%	0.22%	—	—
December 31, 2014	59	11.21	11.21	662	8.10%	8.10%	10.67%	—	—
December 31, 2013	2	10.37	10.37	20	3.39%	3.39%	1.51%	—	—
Inception November 15, 2013	—	10.03	10.03	—
Managed Risk Growth Fund
December 31, 2016	18	10.90	10.90	201	2.54%	2.54%	0.19%	—	—
December 31, 2015	28	10.63	10.63	295	0.66%	0.66%	0.00%	—	—
December 31, 2014	20	10.56	10.56	216	1.83%	1.83%	1.13%	—	—
December 31, 2013	1	10.37	10.37	15	3.18%	3.18%	0.67%	—	—
Inception November 15, 2013	—	10.05	10.05	—
Managed Risk Growth-Income Fund
December 31, 2016	3	11.11	11.11	38	6.11%	6.11%	0.85%	—	—
December 31, 2015	22	10.47	10.47	232	-3.68%	-3.68%	0.04%	—	—
December 31, 2014	41	10.87	10.87	449	4.42%	4.42%	2.04%	—	—
December 31, 2013	4	10.41	10.41	37	3.69%	3.69%	1.54%	—	—
Inception November 15, 2013	—	10.04	10.04	—
Managed Risk International Fund
December 31, 2016	4	8.95	8.95	33	-3.03%	-3.03%	0.84%	—	—
December 31, 2015	6	9.23	9.23	53	-6.48%	-6.48%	0.02%	—	—
December 31, 2014	10	9.87	9.87	98	-5.73%	-5.73%	2.63%	—	—
December 31, 2013	—	10.47	10.47	2	4.08%	4.08%	0.00%	—	—
Inception November 15, 2013	—	10.06	10.06	—
Mortgage Fund
December 31, 2016	251	10.77	10.77	2,704	1.99%	1.99%	0.86%	—	—
December 31, 2015	583	10.56	10.56	6,151	1.64%	1.64%	4.54%	—	—
December 31, 2014	39	10.39	10.39	409	4.95%	4.95%	2.89%	—	—
December 31, 2013	—	9.90	9.90	—	-1.10%	-1.10%	0.00%	—	—
Inception November 15, 2013	—	10.01	10.01	—
New World Fund
December 31, 2016	530	9.99	9.99	5,295	5.05%	5.05%	0.96%	—	—
December 31, 2015	125	9.51	9.51	1,185	-5.37%	-5.37%	1.30%	—	—
Inception July 31, 2015	—	10.05	10.05	—
BlackRock Variable Series Funds:
Capital Appreciation Fund
December 31, 2016	3	17.60	17.60	47	-0.11%	-0.11%	0.00%	—	—
December 31, 2015	7	17.62	17.62	130	6.59%	6.59%	0.00%	—	—
December 31, 2014	11	16.53	16.53	176	8.54%	8.54%	0.00%	—	—
December 31, 2013	13	15.23	15.23	205	33.36%	33.36%	0.00%	—	—
December 31, 2012	6	11.42	11.42	70	13.63%	13.63%	1.05%	—	—
Equity Dividend Fund
December 31, 2016	275	18.23	18.23	5,018	16.04%	16.04%	1.60%	—	—
December 31, 2015	258	15.71	15.71	4,057	-0.82%	-0.82%	1.44%	—	—
December 31, 2014	286	15.84	15.84	4,531	9.09%	9.09%	1.59%	—	—
December 31, 2013	282	14.52	14.52	4,092	24.10%	24.10%	1.77%	—	—
December 31, 2012	240	11.70	11.70	2,812	11.85%	11.85%	2.70%	—	—

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2016 and 2015

	As of December 31 (unless noted)						INVESTMENT
FUND DESCRIPTION	UNITS	LOWEST	HIGHEST	NET ASSETS	LOWEST	HIGHEST	INCOME	LOWEST	HIGHEST
PRODUCT	(000s)	UNIT VALUE		(000s)	TOTAL RETURN		RATIO	EXPENSE RATIO
BlackRock Variable Series Funds: (continued)
Global Allocation Fund
December 31, 2016	1,396	$13.17	$13.17	$18,386	3.78%	3.78%	1.37%	—	—
December 31, 2015	1,242	12.69	12.69	15,758	-1.01%	-1.01%	1.09%	—	—
December 31, 2014	1,298	12.82	12.82	16,632	1.99%	1.99%	2.59%	—	—
December 31, 2013	736	12.57	12.57	9,256	14.38%	14.38%	1.66%	—	—
December 31, 2012	247	10.99	10.99	2,711	10.01%	10.01%	2.74%	—	—
High Yield Fund
December 31, 2016	1,925	13.48	13.48	25,943	12.80%	12.80%	5.25%	—	—
December 31, 2015	854	11.95	11.95	10,159	-3.78%	-3.78%	4.80%	—	—
December 31, 2014	1,226	12.42	12.42	15,235	2.48%	2.48%	5.12%	—	—
December 31, 2013	1,412	12.12	12.12	17,112	9.09%	9.09%	5.61%	—	—
December 31, 2012	1,341	11.11	11.11	14,898	10.66%	10.66%	5.45%	—	—
Inception February 3, 2012		10.04	10.04
iShares® Alternative Strategies Fund
December 31, 2016	119	10.05	10.05	1,192	6.24%	6.24%	3.36%	—	—
December 31, 2015	18	9.46	9.46	167	-5.59%	-5.59%	8.85%	—	—
Inception May 1, 2015	—	10.02	10.02	—
iShares® Dynamic Fixed Income Fund
December 31, 2016	56	9.88	9.88	554	3.24%	3.24%	1.78%	—	—
December 31, 2015	32	9.57	9.57	305	-2.35%	-2.35%	8.16%	—	—
Inception May 1, 2015	—	9.80	9.80	—
Large Cap Core Fund
December 31, 2016	42	19.17	19.17	813	10.24%	10.24%	1.15%	—	—
December 31, 2015	44	17.39	17.39	766	0.23%	0.23%	1.09%	—	—
December 31, 2014	42	17.35	17.35	730	12.08%	12.08%	1.13%	—	—
December 31, 2013	12	15.48	15.48	180	33.22%	33.22%	0.89%	—	—
December 31, 2012	4	11.62	11.62	51	12.38%	12.38%	5.26%	—	—
Large Cap Growth Fund
December 31, 2016	44	19.82	19.82	873	7.54%	7.54%	0.47%	—	—
December 31, 2015	53	18.43	18.43	969	2.50%	2.50%	0.53%	—	—
December 31, 2014	54	17.98	17.98	967	13.94%	13.94%	0.44%	—	—
December 31, 2013	28	15.78	15.78	438	33.62%	33.62%	0.82%	—	—
December 31, 2012	16	11.81	11.81	191	14.77%	14.77%	3.42%	—	—
Large Cap Value Fund
December 31, 2016	34	19.52	19.52	660	13.16%	13.16%	0.96%	—	—
December 31, 2015	33	17.25	17.25	562	-2.10%	-2.10%	0.81%	—	—
December 31, 2014	33	17.62	17.62	576	11.73%	11.73%	1.34%	—	—
December 31, 2013	20	15.77	15.77	316	33.08%	33.08%	1.55%	—	—
December 31, 2012	5	11.85	11.85	63	13.29%	13.29%	1.02%	—	—
Total Return Fund
December 31, 2016	885	11.28	11.28	9,985	2.45%	2.45%	1.74%	—	—
December 31, 2015	718	11.01	11.01	7,895	-0.09%	-0.09%	1.81%	—	—
December 31, 2014	664	11.02	11.02	7,317	6.27%	6.27%	2.51%	—	—
December 31, 2013	266	10.37	10.37	2,756	-1.33%	-1.33%	2.75%	—	—
December 31, 2012	33	10.51	10.51	345	5.10%	5.10%	3.23%	—	—
U.S. Government Bond Fund
December 31, 2016	200	10.44	10.44	2,088	0.97%	0.97%	1.50%	—	—
December 31, 2015	131	10.34	10.34	1,354	0.10%	0.10%	1.81%	—	—
December 31, 2014	59	10.33	10.33	614	5.52%	5.52%	1.99%	—	—
December 31, 2013	11	9.79	9.79	107	-3.26%	-3.26%	2.08%	—	—
December 31, 2012	3	10.12	10.12	29	1.61%	1.61%	2.06%	—	—
Inception February 3, 2012	—	9.96	9.96	—

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2016 and 2015

	As of December 31 (unless noted)						INVESTMENT
FUND DESCRIPTION	UNITS	LOWEST	HIGHEST	NET ASSETS	LOWEST	HIGHEST	INCOME	LOWEST	HIGHEST
PRODUCT	(000s)	UNIT VALUE		(000s)	TOTAL RETURN		RATIO	EXPENSE RATIO
Calvert Variable Products:
SRI Balanced Portfolio
December 31, 2016	43	$11.23	$11.23	$482	7.36%	7.36%	1.98%	—	—
December 31, 2015	31	10.46	10.46	324	-2.52%	-2.52%	0.00%	—	—
December 31, 2014	3	10.73	10.73	33	7.09%	7.09%	0.90%	—	—
Inception May 1, 2014	—	10.02	10.02	—	—	—
Columbia Funds Variable Series Trust:
AQR Managed Futures Strategy Portfolio
December 31, 2016	1,060	9.08	9.08	9,629	-9.11%	-9.11%	4.86%	—	—
December 31, 2015	91	9.99	9.99	908	-0.10%	-0.10%	0.00%	—	—
Inception December 18, 2015	—	10.00	10.00	—
Select Large-Cap Value Portfolio
December 31, 2016	204	19.09	19.09	3,898	19.99%	19.99%	0.00%	—	—
December 31, 2015	124	15.91	15.91	1,966	-4.90%	-4.90%	0.00%	—	—
December 31, 2014	139	16.73	16.73	2,330	11.46%	11.46%	0.00%	—	—
December 31, 2013	118	15.01	15.01	1,774	38.09%	38.09%	0.00%	—	—
December 31, 2012	162	10.87	10.87	1,757	18.54%	18.54%	0.00%	—	—
Select Smaller-Cap Value Portfolio
December 31, 2016	295	18.09	18.09	5,342	13.99%	13.99%	0.00%	—	—
December 31, 2015	318	15.87	15.87	5,053	-3.05%	-3.05%	0.00%	—	—
December 31, 2014	169	16.37	16.37	2,771	6.02%	6.02%	0.00%	—	—
December 31, 2013	215	15.44	15.44	3,322	48.60%	48.60%	0.00%	—	—
December 31, 2012	47	10.39	10.39	491	17.93%	17.93%	0.00%	—	—
Seligman Global Technology Portfolio
December 31, 2016	202	13.78	37.49	7,565	17.48%	19.02%	0.00%	—	1.30%
December 31, 2015	97	11.73	31.50	3,042	8.41%	9.79%	0.00%	—	1.30%
December 31, 2014	235	10.82	28.69	6,739	23.52%	25.12%	0.00%	—	1.30%
December 31, 2013	178	8.76	22.93	4,079	23.90%	25.51%	0.00%	—	1.30%
December 31, 2012	137	7.07	18.27	2,496	5.52%	7.03%	0.00%	—	1.30%
Strategic income Portfolio
December 31, 2016	54	10.41	10.41	566	4.10%	4.10%	6.45%	—	—
Inception May 1, 2016	—	10.00	10.00	—
Credit Suisse Trust:
Commodity Return Strategy Fund
December 31, 2016	310	5.63	5.63	1,746	12.15%	12.15%	0.00%	—	—
December 31, 2015	276	5.02	5.02	1,385	-25.07%	-25.07%	0.00%	—	—
December 31, 2014	463	6.70	6.70	3,106	-17.08%	-17.08%	0.00%	—	—
December 31, 2013	372	8.08	8.08	3,009	-10.22%	-10.22%	0.00%	—	—
December 31, 2012	240	9.00	9.00	2,162	-2.17%	-2.17%	0.00%	—	—
DFA Investment Dimensions Group, Inc.:
VA Global Bond Portfolio
December 31, 2016	7,071	10.53	11.49	78,592	1.45%	1.68%	1.79%	—	0.35%
December 31, 2015	6,113	10.38	11.30	67,285	1.17%	1.53%	1.67%	—	0.35%
December 31, 2014	5,125	10.26	11.13	56,206	2.91%	2.96%	2.49%	—	0.35%
December 31, 2013	3,764	9.97	10.81	40,701	-0.37%	-0.37%	0.60%	—	—
December 31, 2012	1,620	10.85	10.85	17,578	4.83%	4.83%	2.30%	—	—
VA Global Moderate Allocation Portfolio
December 31, 2016	2,325	10.72	10.72	24,929	8.72%	8.72%	2.11%	—	0.35%
December 31, 2015	1,445	9.86	9.86	14,249	-2.38%	-2.38%	1.72%	—	0.35%
December 31, 2014	634	10.10	10.10	6,408	0.90%	0.90%	2.63%	—	0.35%
Inception May 1, 2014	—	10.01	10.01	—
VA International Small Portfolio
December 31, 2016	2,690	10.58	17.27	34,730	5.91%	6.21%	2.47%	—	0.35%
December 31, 2015	2,416	9.99	16.26	30,246	5.49%	5.79%	2.29%	—	0.35%
December 31, 2014	1,695	9.47	15.37	21,903	-5.77%	-5.76%	2.66%	—	0.35%
December 31, 2013	843	10.05	16.31	13,755	27.12%	27.12%	2.97%	—	—
December 31, 2012	451	12.83	12.83	5,785	19.35%	19.35%	3.35%	—	—

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2016 and 2015

	As of December 31 (unless noted)						INVESTMENT
FUND DESCRIPTION	UNITS	LOWEST	HIGHEST	NET ASSETS	LOWEST	HIGHEST	INCOME	LOWEST	HIGHEST
PRODUCT	(000s)	UNIT VALUE		(000s)	TOTAL RETURN		RATIO	EXPENSE RATIO
DFA Investment Dimensions Group, Inc.: (continued)
VA International Value Portfolio
December 31, 2016	4,938	$9.38	$13.32	$53,235	8.69%	9.09%	3.56%	—	0.35%
December 31, 2015	4,033	8.63	12.21	41,117	-7.30%	-6.94%	3.33%	—	0.35%
December 31, 2014	2,679	9.31	13.12	31,787	-7.15%	-7.09%	4.52%	—	0.35%
December 31, 2013	1,501	10.02	14.13	21,213	21.60%	21.60%	3.57%	—	—
December 31, 2012	691	11.62	11.62	8,026	17.02%	17.02%	4.29%	—	—
VA Short-Term Fixed Portfolio
December 31, 2016	3,448	10.02	10.29	35,074	0.50%	0.78%	0.73%	—	0.35%
December 31, 2015	3,447	9.97	10.21	34,902	-0.10%	0.29%	0.33%	—	0.35%
December 31, 2014	2,880	9.98	10.18	29,173	0.10%	0.20%	0.23%	—	0.35%
December 31, 2013	1,605	9.96	10.17	16,314	0.30%	0.30%	0.42%	—	—
December 31, 2012	796	10.14	10.14	8,070	0.80%	0.80%	0.57%	—	—
VA U.S. Large Value Portfolio
December 31, 2016	4,918	12.43	25.93	79,570	18.38%	18.89%	2.19%	—	0.35%
December 31, 2015	4,090	10.50	21.81	58,491	-3.67%	-3.41%	2.37%	—	0.35%
December 31, 2014	2,478	10.90	22.58	43,870	9.08%	9.11%	2.23%	—	0.35%
December 31, 2013	1,242	9.99	20.70	25,712	40.82%	40.82%	1.86%	—	—
December 31, 2012	777	14.70	14.70	11,420	21.89%	21.89%	2.55%	—	—
VA U.S. Targeted Value Portfolio
December 31, 2016	3,188	12.43	27.08	52,527	26.97%	27.50%	1.20%	—	0.35%
December 31, 2015	2,490	9.79	21.24	34,412	-5.50%	-5.26%	1.42%	—	0.35%
December 31, 2014	1,805	10.36	22.42	30,065	3.70%	3.70%	1.18%	—	0.35%
December 31, 2013	834	9.99	21.62	18,030	44.62%	44.62%	0.98%	—	—
December 31, 2012	494	14.95	14.95	7,386	20.18%	20.18%	2.01%	—	—
Delaware VIP Trust:
Small Cap Value Series
December 31, 2016	645	12.30	12.30	7,932	31.13%	31.13%	0.14%	—
December 31, 2015	20	9.38	9.38	188	-6.48%	-6.48%	0.00%	—
Inception July 31, 2015	—	10.03	10.03	—
The Dreyfus Investment Portfolios:
Small Cap Stock Index Portfolio
December 31, 2016	838	29.98	29.98	25,131	25.70%	25.70%	0.79%	—	—
December 31, 2015	557	23.85	23.85	13,294	-2.33%	-2.33%	0.68%	—	—
December 31, 2014	622	24.42	24.42	15,181	5.12%	5.12%	0.51%	—	—
December 31, 2013	438	23.23	23.23	10,168	40.70%	40.70%	0.85%	—	—
December 31, 2012	165	16.51	16.51	2,723	15.78%	15.78%	0.44%	—	—
The Dreyfus Socially Responsible Growth Fund, Inc.
December 31, 2016	36	16.88	23.85	858	8.97%	10.37%	1.29%	—	1.30%
December 31, 2015	46	15.49	21.61	990	-4.44%	-3.18%	1.14%	—	1.30%
December 31, 2014	44	16.21	22.32	977	11.95%	13.47%	0.94%	—	1.30%
December 31, 2013	41	14.48	19.67	799	32.60%	34.36%	0.56%	—	1.30%
December 31, 2012	12	10.92	14.64	172	10.53%	11.93%	1.27%	—	1.30%
Dreyfus Stock Index Fund
December 31, 2016	2,038	12.72	24.04	38,553	10.26%	11.71%	2.05%	—	1.30%
December 31, 2015	1,714	11.43	21.52	32,173	-0.21%	1.13%	1.80%	—	1.30%
December 31, 2014	1,917	11.34	21.28	37,248	11.93%	13.43%	1.85%	—	1.30%
December 31, 2013	1,288	10.00	18.76	24,164	30.34%	32.02%	1.98%	—	1.30%
December 31, 2012	736	13.25	13.25	10,455	14.22%	15.72%	2.13%	—	1.30%
Dreyfus Variable Investment Fund:
International Value Portfolio
December 31, 2016	353	12.30	13.77	4,343	-2.69%	-1.44%	1.89%	—	1.30%
December 31, 2015	301	12.48	14.15	3,765	-4.00%	-2.73%	2.54%	—	1.30%
December 31, 2014	262	12.83	14.74	3,367	-10.45%	-9.33%	1.53%	—	1.30%
December 31, 2013	240	14.15	16.46	3,395	21.39%	23.04%	1.87%	—	1.30%
December 31, 2012	257	11.50	13.56	2,959	11.15%	12.63%	2.79%	—	1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2016 and 2015

	As of December 31 (unless noted)						INVESTMENT
FUND DESCRIPTION	UNITS	LOWEST	HIGHEST	NET ASSETS	LOWEST	HIGHEST	INCOME	LOWEST	HIGHEST
PRODUCT	(000s)	UNIT VALUE		(000s)	TOTAL RETURN		RATIO	EXPENSE RATIO
Eaton Vance Variable Trust:
Floating-Rate Income Fund
December 31, 2016	5,371	$12.89	$12.89	$69,250	8.87%	8.87%	3.44%	—	—
December 31, 2015	2,789	11.84	11.84	33,027	-0.92%	-0.92%	3.36%	—	—
December 31, 2014	3,055	11.95	11.95	36,513	0.50%	0.50%	3.15%	—	—
December 31, 2013	3,160	11.89	11.89	37,554	3.84%	3.84%	3.40%	—	—
December 31, 2012	1,240	11.45	11.45	14,196	7.31%	7.31%	4.16%	—	—
Large-Cap Value Fund
December 31, 2016	72	18.64	18.64	1,339	9.07%	9.07%	0.00%	—	—
December 31, 2015	32	17.09	17.09	543	-1.21%	-1.21%	0.26%	—	—
December 31, 2014	126	17.30	17.30	2,178	14.42%	14.42%	0.00%	—	—
December 31, 2013	42	15.12	15.12	633	28.79%	28.79%	1.03%	—	—
December 31, 2012	43	11.74	11.74	502	15.10%	15.10%	2.23%	—	—
Federated Insurance Series:
High Income Bond Fund II
December 31, 2016	393	22.68	23.31	9,161	13.34%	14.77%	6.94%	—	1.30%
December 31, 2015	309	20.01	20.31	6,276	-3.84%	-2.54%	5.61%	—	1.30%
December 31, 2014	312	20.81	20.84	6,504	1.36%	2.66%	6.69%	—	1.30%
December 31, 2013	508	20.30	20.53	10,306	5.61%	7.01%	8.17%	—	1.30%
December 31, 2012	614	18.97	19.44	11,644	13.22%	14.69%	3.49%	—	1.30%
Kaufmann Fund II
December 31, 2016	80	19.08	19.08	1,535	3.41%	3.41%	0.00%	—	—
December 31, 2015	147	18.45	18.45	2,712	6.16%	6.16%	0.00%	—	—
December 31, 2014	49	17.38	17.38	848	9.45%	9.45%	0.00%	—	—
December 31, 2013	52	15.88	15.88	819	39.67%	39.67%	0.00%	—	—
December 31, 2012	36	11.37	11.37	413	16.98%	16.98%	0.00%	—	—
Managed Volatility Fund II
December 31, 2016	382	15.25	22.20	8,487	6.27%	7.71%	4.91%	—	1.30%
December 31, 2015	801	14.35	20.61	16,507	-8.72%	-7.58%	4.23%	—	1.30%
December 31, 2014	789	15.72	22.30	17,600	2.54%	3.91%	2.87%	—	1.30%
December 31, 2013	519	15.33	21.46	11,146	20.14%	21.72%	2.08%	—	1.30%
December 31, 2012	171	12.76	17.63	3,020	12.13%	13.60%	3.01%	—	1.30%
Fidelity Variable Insurance Products:
Balanced Portfolio
December 31, 2016	537	16.38	16.38	8,805	6.99%	6.99%	1.34%	—	—
December 31, 2015	537	15.31	15.31	8,225	0.33%	0.33%	1.44%	—	—
December 31, 2014	431	15.26	15.26	6,580	10.02%	10.02%	2.13%	—	—
December 31, 2013	266	13.87	13.87	3,688	19.26%	19.26%	2.22%	—	—
December 31, 2012	80	11.63	11.63	926	14.81%	14.81%	1.59%	—	—
Contrafund Portfolio
December 31, 2016	1,231	19.01	19.01	23,407	7.77%	7.77%	0.64%	—	—
December 31, 2015	1,433	17.64	17.64	25,277	0.40%	0.40%	0.89%	—	—
December 31, 2014	1,221	17.57	17.57	21,457	11.63%	11.63%	0.84%	—	—
December 31, 2013	891	15.74	15.74	14,016	30.95%	30.95%	1.21%	—	—
December 31, 2012	420	12.02	12.02	5,047	16.14%	16.14%	1.62%	—	—
Disciplined Small Cap Portfolio
December 31, 2016	116	21.95	21.95	2,545	22.28%	22.28%	0.82%	—	—
December 31, 2015	60	17.95	17.95	1,069	-2.18%	-2.18%	0.42%	—	—
December 31, 2014	46	18.35	18.35	838	4.92%	4.92%	0.14%	—	—
December 31, 2013	28	17.49	17.49	489	37.93%	37.93%	0.19%	—	—
December 31, 2012	17	12.68	12.68	211	18.62%	18.62%	1.59%	—	—
Dynamic Capital Appreciation Portfolio
December 31, 2016	2	19.57	19.57	37	2.68%	2.68%	0.73%	—	—
December 31, 2015	2	19.06	19.06	36	1.01%	1.01%	0.60%	—	—
December 31, 2014	2	18.87	18.87	36	10.67%	10.67%	0.08%	—	—
December 31, 2013	17	17.05	17.05	295	38.28%	38.28%	0.11%	—	—
December 31, 2012	22	12.33	12.33	266	22.20%	22.20%	0.98%	—	—

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2016 and 2015

	As of December 31 (unless noted)						INVESTMENT
FUND DESCRIPTION	UNITS	LOWEST	HIGHEST	NET ASSETS	LOWEST	HIGHEST	INCOME	LOWEST	HIGHEST
PRODUCT	(000s)	UNIT VALUE		(000s)	TOTAL RETURN		RATIO	EXPENSE RATIO
Fidelity Variable Insurance Products: (continued)
Equity-Income Portfolio
December 31, 2016	136	$19.62	$19.62	$2,669	17.70%	17.70%	2.23%	—	—
December 31, 2015	129	16.67	16.67	2,159	-4.25%	-4.25%	2.80%	—	—
December 31, 2014	175	17.41	17.41	3,054	8.47%	8.47%	2.98%	—	—
December 31, 2013	153	16.05	16.05	2,454	27.89%	27.89%	3.17%	—	—
December 31, 2012	68	12.55	12.55	858	17.07%	17.07%	4.22%	—	—
Freedom Income Portfolio
December 31, 2016	4	10.19	10.19	39	1.90%	1.90%	0.52%	—	—
Inception May 1, 2016	—	10.00	10.00	—
Funds Manager 20% Portfolio
December 31, 2016	1	11.48	11.48	17	2.68%	2.68%	1.17%	—	—
December 31, 2015	2	11.18	11.18	17	-0.18%	-0.18%	1.03%	—	—
December 31, 2014	2	11.20	11.20	17	3.99%	3.99%	1.13%	—	—
December 31, 2013	2	10.77	10.77	17	5.38%	5.38%	1.64%	—	—
December 31, 2012	1	10.22	10.22	6	2.10%	2.10%	5.04%	—	—
Inception May 1, 2012		10.01	10.01
Funds Manager 50% Portfolio
December 31, 2016	43	12.92	12.92	552	4.11%	4.11%	1.09%	—	—
December 31, 2015	46	12.41	12.41	573	0.00%	0.00%	0.98%	—	—
December 31, 2014	46	12.41	12.41	574	4.90%	4.90%	0.99%	—	—
December 31, 2013	50	11.83	11.83	586	14.74%	14.74%	1.81%	—	—
December 31, 2012	—	10.31	10.31	—	2.89%	2.89%	0.00%	—	—
Inception May 1, 2012		10.02	10.02
Funds Manager 60% Portfolio
December 31, 2016	57	13.51	13.51	767	4.65%	4.65%	1.13%	—	—
December 31, 2015	58	12.91	12.91	753	0.23%	0.23%	0.90%	—	—
December 31, 2014	70	12.88	12.88	905	5.31%	5.31%	0.75%	—	—
December 31, 2013	124	12.23	12.23	1,519	18.39%	18.39%	2.43%	—	—
December 31, 2012	—	10.33	10.33	—	3.09%	3.09%	0.00%	—	—
Inception May 1, 2012	—	10.02	10.02	—
Funds Manager 70% Portfolio
December 31, 2016	—	13.94	13.94	1	4.89%	4.89%	0.98%	—	—
December 31, 2015	—	13.29	13.29	1	0.23%	0.23%	0.82%	—	—
December 31, 2014	—	13.26	13.26	1	5.15%	5.15%	1.03%	—	—
December 31, 2013	—	12.61	12.61	1	21.48%	21.48%	3.44%	—	—
December 31, 2012	—	10.38	10.38	—	3.49%	3.49%	0.00%	—	—
Inception May 1, 2012	—	10.03	10.03	—
Growth Portfolio
December 31, 2016	216	19.77	19.77	4,264	0.56%	0.56%	0.00%	—	—
December 31, 2015	289	19.66	19.66	5,681	6.91%	6.91%	0.04%	—	—
December 31, 2014	245	18.39	18.39	4,505	11.05%	11.05%	0.00%	—	—
December 31, 2013	166	16.56	16.56	2,752	35.96%	35.96%	0.07%	—	—
December 31, 2012	97	12.18	12.18	1,176	14.37%	14.37%	0.43%	—	—
Growth & Income Portfolio
December 31, 2016	144	21.05	21.05	3,021	15.79%	15.79%	2.20%	—	—
December 31, 2015	119	18.18	18.18	2,163	-2.52%	-2.52%	2.02%	—	—
December 31, 2014	109	18.65	18.65	2,036	10.22%	10.22%	1.34%	—	—
December 31, 2013	79	16.92	16.92	1,338	33.23%	33.23%	3.04%	—	—
December 31, 2012	58	12.70	12.70	733	18.25%	18.25%	7.20%	—	—
Growth Opportunities Portfolio
December 31, 2016	61	21.13	21.13	1,285	0.09%	0.09%	0.05%	—	—
December 31, 2015	70	21.11	21.11	1,470	5.34%	5.34%	0.00%	—	—
December 31, 2014	47	20.04	20.04	938	11.96%	11.96%	0.01%	—	—
December 31, 2013	74	17.90	17.90	1,318	37.48%	37.48%	0.05%	—	—
December 31, 2012	47	13.02	13.02	610	19.34%	19.34%	0.18%	—	—

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2016 and 2015

	As of December 31 (unless noted)						INVESTMENT
FUND DESCRIPTION	UNITS	LOWEST	HIGHEST	NET ASSETS	LOWEST	HIGHEST	INCOME	LOWEST	HIGHEST
PRODUCT	(000s)	UNIT VALUE		(000s)	TOTAL RETURN		RATIO	EXPENSE RATIO
Fidelity Variable Insurance Products: (continued)
High Income Portfolio
December 31, 2016	615	$13.93	$13.93	$8,565	14.18%	14.18%	3.71%	—	—
December 31, 2015	272	12.20	12.20	3,319	-3.86%	-3.86%	2.95%	—	—
December 31, 2014	834	12.69	12.69	10,579	0.87%	0.87%	10.58%	—	—
December 31, 2013	469	12.58	12.58	5,904	5.71%	5.71%	6.20%	—	—
December 31, 2012	751	11.90	11.90	8,931	13.98%	13.98%	5.16%	—	—
International Capital Appreciation Portfolio
December 31, 2016	402	14.01	14.01	5,630	-3.18%	-3.18%	0.96%	—	—
December 31, 2015	206	14.47	14.47	2,978	2.99%	2.99%	0.33%	—	—
December 31, 2014	143	14.05	14.05	2,002	2.70%	2.70%	0.31%	—	—
December 31, 2013	174	13.68	13.68	2,374	21.49%	21.49%	1.59%	—	—
December 31, 2012	130	11.26	11.26	1,469	25.53%	25.53%	2.17%	—	—
Investment Grade Bond Portfolio
December 31, 2016	1,371	12.05	12.05	16,532	4.51%	4.51%	2.06%	—	—
December 31, 2015	1,159	11.53	11.53	13,364	-0.86%	-0.86%	2.34%	—	—
December 31, 2014	1,006	11.63	11.63	11,709	5.54%	5.54%	4.93%	—	—
December 31, 2013	133	11.02	11.02	1,468	-2.04%	-2.04%	1.05%	—	—
December 31, 2012	545	11.25	11.25	6,125	5.63%	5.63%	2.18%	—	—
Mid Cap Portfolio
December 31, 2016	281	16.75	16.75	4,710	11.97%	11.97%	0.32%	—	—
December 31, 2015	288	14.96	14.96	4,304	-1.64%	-1.64%	0.27%	—	—
December 31, 2014	250	15.21	15.21	3,810	6.07%	6.07%	0.02%	—	—
December 31, 2013	187	14.34	14.34	2,681	35.80%	35.80%	0.38%	—	—
December 31, 2012	90	10.56	10.56	946	14.53%	14.53%	0.45%	—	—
Overseas Portfolio
December 31, 2016	614	11.87	11.87	7,309	-5.27%	-5.27%	1.50%	—	—
December 31, 2015	506	12.53	12.53	6,345	3.30%	3.30%	1.27%	—	—
December 31, 2014	260	12.13	12.13	3,159	-8.31%	-8.31%	0.99%	—	—
December 31, 2013	272	13.23	13.23	3,599	30.22%	30.22%	2.18%	—	—
December 31, 2012	55	10.16	10.16	556	20.38%	20.38%	1.73%	—	—
Real Estate Portfolio
December 31, 2016	546	19.50	19.50	10,667	5.46%	5.46%	1.08%	—	—
December 31, 2015	507	18.49	18.49	9,379	3.47%	3.47%	1.74%	—	—
December 31, 2014	572	17.87	17.87	10,214	29.77%	29.77%	1.84%	—	—
December 31, 2013	332	13.77	13.77	4,567	1.62%	1.62%	1.84%	—	—
December 31, 2012	222	13.55	13.55	3,006	18.34%	18.34%	1.16%	—	—
Strategic Income Portfolio
December 31, 2016	1,884	12.59	12.59	23,727	7.98%	7.98%	3.56%	—	—
December 31, 2015	1,616	11.66	11.66	18,848	-1.93%	-1.93%	2.98%	—	—
December 31, 2014	1,150	11.89	11.89	13,669	3.39%	3.39%	3.40%	—	—
December 31, 2013	768	11.50	11.50	8,830	0.09%	0.09%	4.09%	—	—
December 31, 2012	568	11.49	11.49	6,528	10.16%	10.16%	3.23%	—	—
Target Volatility Portfolio
December 31, 2016	41	12.02	12.02	490	4.98%	4.98%	1.16%	—	—
December 31, 2015	46	11.45	11.45	528	-1.29%	-1.29%	0.74%	—	—
December 31, 2014	31	11.60	11.60	355	5.74%	5.74%	0.95%	—	—
December 31, 2013	11	10.97	10.97	118	10.47%	10.47%	0.68%	—	—
Inception May 1, 2013	—	9.93	9.93	—
Value Portfolio
December 31, 2016	169	20.30	20.30	3,440	11.72%	11.72%	0.90%	—	—
December 31, 2015	171	18.17	18.17	3,105	-0.98%	-0.98%	1.54%	—	—
December 31, 2014	164	18.35	18.35	3,002	11.08%	11.08%	1.15%	—	—
December 31, 2013	68	16.52	16.52	1,121	32.27%	32.27%	1.25%	—	—
December 31, 2012	15	12.49	12.49	190	20.56%	20.56%	0.85%	—	—

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2016 and 2015

	As of December 31 (unless noted)						INVESTMENT
FUND DESCRIPTION	UNITS	LOWEST	HIGHEST	NET ASSETS	LOWEST	HIGHEST	INCOME	LOWEST	HIGHEST
PRODUCT	(000s)	UNIT VALUE		(000s)	TOTAL RETURN		RATIO	EXPENSE RATIO
Fidelity Variable Insurance Products: (continued)
Value Strategies Portfolio
December 31, 2016	3	$18.29	$18.29	$55	9.26%	9.26%	0.81%	—	—
December 31, 2015	6	16.74	16.74	97	-3.18%	-3.18%	0.80%	—	—
December 31, 2014	10	17.29	17.29	170	6.53%	6.53%	0.61%	—	—
December 31, 2013	23	16.23	16.23	372	30.15%	30.15%	0.52%	—	—
December 31, 2012	16	12.47	12.47	201	27.12%	27.12%	0.73%	—	—
First Eagle Variable Funds:
Overseas Variable Fund
December 31, 2016	1,695	19.33	19.33	32,799	5.17%	5.17%	0.64%	—	—
December 31, 2015	1,337	18.38	18.38	24,585	1.83%	1.83%	0.64%	—	—
December 31, 2014	1,161	18.05	18.05	20,960	-1.20%	-1.20%	2.94%	—	—
December 31, 2013	949	18.27	18.27	17,345	13.20%	13.20%	2.18%	—	—
December 31, 2012	662	16.14	16.14	10,683	14.88%	14.88%	0.85%	—	—
Franklin Templeton Variable Insurance Products Trust:
Global Real Estate II Fund
December 31, 2016	179	20.55	20.55	3,685	0.54%	0.54%	1.19%	—	—
December 31, 2015	231	20.44	20.44	4,730	0.59%	0.59%	3.11%	—	—
December 31, 2014	159	20.32	20.32	3,245	15.00%	15.00%	0.46%	—	—
December 31, 2013	149	17.67	17.67	2,633	2.32%	2.32%	4.68%	—	—
December 31, 2012	116	17.27	17.27	2,000	27.45%	27.45%	0.00%	—	—
High Income II Fund
December 31, 2016	536	22.28	22.28	11,939	16.96%	16.96%	6.29%	—	—
December 31, 2015	232	19.05	19.05	4,412	-9.11%	-9.11%	8.33%	—	—
December 31, 2014	367	20.96	20.96	7,698	-0.05%	-0.05%	9.85%	—	—
December 31, 2013	446	20.97	20.97	9,354	7.87%	7.87%	3.92%	—	—
December 31, 2012	262	19.44	19.44	5,100	15.51%	15.51%	5.80%	—	—
Income II Fund
December 31, 2016	661	22.42	22.42	14,833	14.04%	14.04%	4.98%	—	—
December 31, 2015	712	19.66	19.66	14,018	-7.04%	-7.04%	4.29%	—	—
December 31, 2014	992	21.15	21.15	20,992	4.60%	4.60%	5.43%	—	—
December 31, 2013	683	20.22	20.22	13,813	13.92%	13.92%	4.62%	—	—
December 31, 2012	438	17.75	17.75	7,780	12.70%	12.70%	5.08%	—	—
Mutual Shares II Fund
December 31, 2016	200	23.74	23.74	4,748	16.09%	16.09%	1.95%	—	—
December 31, 2015	173	20.45	20.45	3,534	-4.97%	-4.97%	3.46%	—	—
December 31, 2014	140	21.52	21.52	3,018	7.17%	7.17%	1.96%	—	—
December 31, 2013	204	20.08	20.08	4,105	28.22%	28.22%	1.96%	—	—
December 31, 2012	170	15.66	15.66	2,658	14.22%	14.22%	2.12%	—	—
Rising Dividends II Fund
December 31, 2016	367	11.19	11.19	4,110	16.08%	16.08%	1.12%	—	—
December 31, 2015	4	9.64	9.64	37	-3.41%	-3.41%	0.00%	—	—
Inception July 31, 2015	—	9.98	9.98	—
Strategic Income II Fund
December 31, 2016	813	18.14	18.14	14,784	7.98%	7.98%	3.49%	—	—
December 31, 2015	849	16.80	16.80	14,274	-3.89%	-3.89%	6.48%	—	—
December 31, 2014	950	17.48	17.48	16,603	1.86%	1.86%	5.78%	—	—
December 31, 2013	719	17.16	17.16	12,344	3.31%	3.31%	5.91%	—	—
December 31, 2012	377	16.61	16.61	6,268	12.76%	12.76%	5.11%	—	—
Templeton Global Bond II Fund
December 31, 2016	2,178	16.97	16.97	36,952	2.97%	2.97%	0.00%	—	—
December 31, 2015	2,690	16.48	16.48	44,347	-4.30%	-4.30%	7.97%	—	—
December 31, 2014	2,724	17.22	17.22	46,919	1.83%	1.83%	4.91%	—	—
December 31, 2013	2,244	16.91	16.91	37,957	1.62%	1.62%	4.81%	—	—
December 31, 2012	1,282	16.64	16.64	21,339	15.08%	15.08%	5.80%	—	—

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2016 and 2015

	As of December 31 (unless noted)						INVESTMENT
FUND DESCRIPTION	UNITS	LOWEST	HIGHEST	NET ASSETS	LOWEST	HIGHEST	INCOME	LOWEST	HIGHEST
PRODUCT	(000s)	UNIT VALUE		(000s)	TOTAL RETURN		RATIO	EXPENSE RATIO
Franklin Templeton Variable Insurance Products Trust: (continued)
U.S. Government Securities II Fund
December 31, 2016	395	$12.43	$12.43	$4,910	0.73%	0.73%	2.77%	—	—
December 31, 2015	727	12.34	12.34	8,969	0.49%	0.49%	1.39%	—	—
December 31, 2014	642	12.28	12.28	7,882	3.37%	3.37%	1.28%	—	—
December 31, 2013	340	11.88	11.88	4,038	-2.22%	-2.22%	3.16%	—	—
December 31, 2012	732	12.15	12.15	8,897	1.84%	1.84%	2.41%	—	—
Goldman Sachs Variable Insurance Trust:
Global Trends Allocation Fund
December 31, 2016	13	10.43	10.43	138	4.30%	4.30%	0.29%	—	—
December 31, 2015	16	10.00	10.00	162	-5.84%	-5.84%	0.03%	—	—
December 31, 2014	26	10.62	10.62	273	4.02%	4.02%	0.07%	—	—
December 31, 2013	1	10.21	10.21	9	1.69%	1.69%	0.05%	—	—
Inception November 15	—	10.04	10.04	—
Multi-Strategy Alternatives Fund
December 31, 2016	141	9.41	9.41	1,327	0.32%	0.32%	0.70%	—	—
December 31, 2015	140	9.38	9.38	1,315	-4.87%	-4.87%	2.45%	—	—
December 31, 2014	85	9.86	9.86	835	-1.30%	-1.30%	2.21%	—	—
Inception May 1, 2014	—	9.99	9.99	—
Strategic income Fund
December 31, 2016	174	9.98	9.98	1,741	0.71%	0.71%	2.16%	—	—
December 31, 2015	10	9.91	9.91	99	-0.90%	-0.90%	11.02%	—	—
Inception October 30, 2015	—	10.00	10.00
Guggenheim Variable Insurance Funds:
CLS AdvisorOne Global Diversified Equity Fund
December 31, 2016	30	18.14	18.14	552	8.49%	8.49%	0.95%	—	—
December 31, 2015	55	16.72	16.72	918	-6.12%	-6.12%	0.72%	—	—
December 31, 2014	60	17.81	17.81	1,076	3.49%	3.49%	0.16%	—	—
December 31, 2013	111	17.21	17.21	1,905	23.46%	23.46%	0.02%	—	—
December 31, 2012	97	13.94	13.94	1,351	13.70%	13.70%	0.00%	—	—
CLS AdvisorOne Global Growth Fund
December 31, 2016	—	13.96	13.96	—	6.97%	6.97%	0.46%	—	—
December 31, 2015	—	13.05	13.05	—	-4.04%	-6.12%	0.67%	—	—
December 31, 2014	—	13.60	13.60	—	2.80%	2.80%	0.51%	—	—
December 31, 2013	1	13.23	13.23	15	18.76%	18.76%	0.60%	—	—
December 31, 2012	1	11.14	11.14	10	12.41%	12.41%	0.77%	—	—
CLS AdvisorOne Growth and Income Fund
December 31, 2016	16	14.76	14.76	231	7.03%	7.03%	0.70%	—	—
December 31, 2015	57	13.79	13.79	781	-4.10%	-4.10%	0.94%	—	—
December 31, 2014	51	14.38	14.38	741	1.77%	1.77%	0.39%	—	—
December 31, 2013	86	14.13	14.13	1,215	10.13%	10.13%	1.94%	—	—
December 31, 2012	56	12.83	12.83	723	10.79%	10.79%	1.10%	—	—
Global Managed Futures Strategy Fund
December 31, 2016	353	6.97	6.97	2,465	-14.79%	-14.79%	3.76%	—	—
December 31, 2015	444	8.18	8.18	3,634	-1.56%	-1.56%	2.36%	—	—
December 31, 2014	318	8.31	8.31	2,646	11.99%	11.99%	0.00%	—	—
December 31, 2013	257	7.42	7.42	1,908	2.63%	2.63%	0.00%	—	—
December 31, 2012	211	7.23	7.23	1,524	-11.18%	-11.18%	0.00%	—	—
Long Short Equity Fund
December 31, 2016	113	16.43	18.31	1,853	-0.65%	0.67%	0.00%	—	1.30%
December 31, 2015	155	16.32	18.43	2,526	-0.05%	1.24%	0.00%	—	1.30%
December 31, 2014	64	16.12	18.44	1,024	1.49%	2.81%	0.00%	—	1.30%
December 31, 2013	13	15.68	18.17	211	15.95%	17.45%	0.00%	—	1.30%
December 31, 2012	15	13.35	15.67	200	3.02%	4.46%	0.00%	—	1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2016 and 2015

	As of December 31 (unless noted)						INVESTMENT
FUND DESCRIPTION	UNITS	LOWEST	HIGHEST	NET ASSETS	LOWEST	HIGHEST	INCOME	LOWEST	HIGHEST
PRODUCT	(000s)	UNIT VALUE		(000s)	TOTAL RETURN		RATIO	EXPENSE RATIO
Guggenheim Variable Insurance Funds: (continued)
Multi-Hedge Strategies Fund
December 31, 2016	478	$10.30	$10.30	$4,921	-0.48%	-0.48%	0.10%	—	—
December 31, 2015	573	10.35	10.35	5,930	1.77%	1.77%	0.63%	—	—
December 31, 2014	437	10.17	10.17	4,438	4.74%	4.74%	0.00%	—	—
December 31, 2013	384	9.71	9.71	3,733	1.57%	1.57%	0.00%	—	—
December 31, 2012	294	9.56	9.56	2,811	2.25%	2.25%	0.82%	—	—
Rydex Banking Fund
December 31, 2016	826	7.84	8.68	7,172	25.64%	27.27%	0.30%	—	1.30%
December 31, 2015	217	6.24	6.82	1,480	-6.17%	-4.88%	0.40%	—	1.30%
December 31, 2014	100	6.65	7.17	718	2.15%	3.31%	1.18%	—	1.30%
December 31, 2013	231	6.51	6.94	1,606	27.40%	29.24%	1.54%	—	1.30%
December 31, 2012	438	5.11	5.37	2,351	22.54%	24.31%	0.26%	—	1.30%
Rydex Basic Materials Fund
December 31, 2016	167	19.31	19.64	3,285	29.16%	30.85%	0.00%	—	1.30%
December 31, 2015	34	14.95	15.01	508	-18.35%	-17.30%	0.00%	—	1.30%
December 31, 2014	49	18.15	18.31	886	-3.07%	-1.79%	2.00%	—	1.30%
December 31, 2013	29	18.48	18.89	538	-0.11%	1.20%	0.99%	—	1.30%
December 31, 2012	107	18.26	18.91	1,958	9.31%	10.73%	0.00%	—	1.30%
Rydex Biotechnology Fund
December 31, 2016	70	27.41	38.33	2,674	-20.71%	-19.66%	0.00%	—	1.30%
December 31, 2015	132	34.57	47.71	6,252	7.06%	8.46%	0.00%	—	1.30%
December 31, 2014	122	32.29	43.99	5,345	30.99%	32.70%	0.00%	—	1.30%
December 31, 2013	107	24.65	33.15	3,516	52.25%	54.19%	0.00%	—	1.30%
December 31, 2012	73	16.19	21.50	1,570	34.13%	35.99%	0.00%	—	1.30%
Rydex Commodities Strategy Fund
December 31, 2016	277	2.74	2.74	761	10.04%	10.04%	0.00%	—	—
December 31, 2015	181	2.49	2.49	450	-33.60%	-33.60%	0.00%	—	—
December 31, 2014	230	3.75	3.75	862	-34.09%	-34.09%	0.00%	—	—
December 31, 2013	226	5.69	5.69	1,284	-3.23%	-3.23%	0.00%	—	—
December 31, 2012	24	5.88	5.88	138	-1.34%	-1.34%	0.00%	—	—
Rydex Consumer Products Fund
December 31, 2016	135	24.85	28.39	3,823	4.06%	5.42%	0.72%	—	1.30%
December 31, 2015	322	23.88	26.93	8,661	4.87%	6.23%	0.54%	—	1.30%
December 31, 2014	421	22.77	25.35	10,665	11.13%	12.62%	0.77%	—	1.30%
December 31, 2013	48	20.49	22.51	1,091	26.64%	28.26%	0.90%	—	1.30%
December 31, 2012	82	16.18	17.55	1,437	7.65%	9.01%	0.72%	—	1.30%
Rydex Dow 2X Strategy Fund
December 31, 2016	126	25.47	30.15	3,787	29.03%	30.75%	0.00%	—	1.30%
December 31, 2015	91	19.74	23.06	2,109	-5.41%	-4.24%	0.00%	—	1.30%
December 31, 2014	104	20.87	24.08	2,504	15.24%	16.78%	0.00%	—	1.30%
December 31, 2013	117	18.11	20.62	2,405	60.69%	62.75%	0.00%	—	1.30%
December 31, 2012	780	11.27	12.67	9,883	15.59%	17.10%	0.00%	—	1.30%
Rydex Electronics Fund
December 31, 2016	74	13.59	20.47	1,509	22.65%	24.36%	0.00%	—	1.30%
December 31, 2015	11	11.08	16.46	177	0.82%	2.11%	0.00%	—	1.30%
December 31, 2014	72	10.99	16.12	1,160	22.11%	23.71%	0.00%	—	1.30%
December 31, 2013	11	9.00	13.03	141	33.33%	35.03%	0.10%	—	1.30%
December 31, 2012	56	6.75	9.65	537	-0.30%	1.05%	0.00%	—	1.30%
Rydex Energy Fund
December 31, 2016	226	15.10	16.90	3,407	29.70%	31.42%	1.07%	—	1.30%
December 31, 2015	61	11.49	13.03	706	-31.13%	-30.24%	0.38%	—	1.30%
December 31, 2014	39	16.47	18.92	639	-19.69%	-18.63%	0.10%	—	1.30%
December 31, 2013	63	20.24	23.56	1,282	21.88%	23.49%	0.21%	—	1.30%
December 31, 2012	41	16.39	19.33	671	1.10%	2.37%	0.00%	—	1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2016 and 2015

	As of December 31 (unless noted)						INVESTMENT
FUND DESCRIPTION	UNITS	LOWEST	HIGHEST	NET ASSETS	LOWEST	HIGHEST	INCOME	LOWEST	HIGHEST
PRODUCT	(000s)	UNIT VALUE		(000s)	TOTAL RETURN		RATIO	EXPENSE RATIO
Guggenheim Variable Insurance Funds: (continued)
Rydex Energy Services Fund
December 31, 2016	67	$12.61	$13.59	$846	21.56%	23.14%	1.65%	—	1.30%
December 31, 2015	41	10.24	11.18	422	-32.57%	-31.69%	0.31%	—	1.30%
December 31, 2014	23	14.99	16.58	352	-30.25%	-29.33%	0.00%	—	1.30%
December 31, 2013	43	21.21	23.77	919	22.27%	23.89%	0.00%	—	1.30%
December 31, 2012	42	17.12	19.44	725	-0.87%	0.41%	0.00%	—	1.30%
Rydex Europe 1.25X Strategy Fund
December 31, 2016	38	8.60	8.61	331	-6.83%	-5.59%	1.03%	—	1.30%
December 31, 2015	51	9.12	9.23	462	-8.34%	-7.13%	1.85%	—	1.30%
December 31, 2014	46	9.82	10.07	450	-13.64%	-12.56%	0.73%	—	1.30%
December 31, 2013	120	11.23	11.66	1,344	22.22%	23.95%	0.17%	—	1.30%
December 31, 2012	104	9.06	9.54	944	20.15%	21.61%	1.11%	—	1.30%
Rydex Financial Services Fund
December 31, 2016	319	11.40	12.65	4,030	14.34%	15.84%	0.57%	—	1.30%
December 31, 2015	336	9.97	10.92	3,670	-5.23%	-3.96%	0.43%	—	1.30%
December 31, 2014	91	10.52	11.37	1,030	11.09%	12.57%	0.29%	—	1.30%
December 31, 2013	68	9.47	10.10	683	25.93%	27.53%	0.62%	—	1.30%
December 31, 2012	344	7.52	7.92	2,728	21.10%	22.60%	0.35%	—	1.30%
Rydex Government Long Bond 1.2X Strategy Fund
December 31, 2016	272	16.83	17.72	4,814	-1.58%	-0.34%	0.96%	—	1.30%
December 31, 2015	137	17.10	17.78	2,441	-6.30%	-5.07%	0.82%	—	1.30%
December 31, 2014	458	18.25	18.73	8,583	32.92%	34.65%	0.76%	—	1.30%
December 31, 2013	96	13.73	13.91	1,333	-19.33%	-18.22%	0.76%	—	1.30%
December 31, 2012	127	17.01	17.02	2,154	1.73%	2.97%	0.70%	—	1.30%
Rydex Health Care Fund
December 31, 2016	53	21.73	24.89	1,321	-10.83%	-9.69%	0.00%	—	1.30%
December 31, 2015	217	24.37	27.56	5,975	3.18%	4.51%	0.00%	—	1.30%
December 31, 2014	236	23.62	26.37	6,226	23.02%	24.62%	0.00%	—	1.30%
December 31, 2013	108	19.20	21.16	2,291	39.94%	41.82%	0.21%	—	1.30%
December 31, 2012	65	13.72	14.92	965	15.68%	17.20%	0.00%	—	1.30%
Rydex High Yield Strategy Fund
December 31, 2016	79	11.13	11.13	877	11.63%	11.63%	2.29%	—	—
December 31, 2015	7	9.97	9.97	65	-0.70%	-0.70%	0.04%	—	—
December 31, 2014	—	10.04	10.04	—	0.10%	0.10%	0.00%	—	—
Inception October 31, 2014	—	10.03	10.03	—
Rydex Internet Fund
December 31, 2016	78	23.17	29.55	2,302	3.12%	4.42%	0.00%	—	1.30%
December 31, 2015	135	22.47	28.30	3,823	6.95%	8.39%	0.00%	—	1.30%
December 31, 2014	35	21.01	26.11	925	0.67%	1.95%	0.00%	—	1.30%
December 31, 2013	103	20.87	25.61	2,639	49.28%	51.18%	0.00%	—	1.30%
December 31, 2012	28	13.98	16.94	479	17.78%	19.38%	0.00%	—	1.30%
Rydex Inverse Dow 2X Strategy Fund
December 31, 2016	315	0.54	0.66	207	-29.87%	-29.03%	0.00%	—	1.30%
December 31, 2015	785	0.77	0.93	733	-9.41%	-8.82%	0.00%	—	1.30%
December 31, 2014	86	0.85	1.02	87	-22.73%	-21.54%	0.00%	—	1.30%
December 31, 2013	115	1.10	1.30	149	-44.72%	-43.72%	0.00%	—	1.30%
December 31, 2012	24	1.99	2.31	56	-23.75%	-22.48%	0.00%	—	1.30%
Rydex Inverse Government Long Bond Strategy Fund
December 31, 2016	214	2.86	4.07	870	-4.03%	-2.86%	0.00%	—	1.30%
December 31, 2015	211	2.98	4.19	883	-2.61%	-1.18%	0.00%	—	1.30%
December 31, 2014	217	3.06	4.24	920	-25.91%	-24.96%	0.00%	—	1.30%
December 31, 2013	613	4.13	5.65	3,468	13.77%	15.31%	0.00%	—	1.30%
December 31, 2012	245	3.63	4.90	1,203	-7.40%	-6.31%	0.00%	—	1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2016 and 2015

	As of December 31 (unless noted)						INVESTMENT
FUND DESCRIPTION	UNITS	LOWEST	HIGHEST	NET ASSETS	LOWEST	HIGHEST	INCOME	LOWEST	HIGHEST
PRODUCT	(000s)	UNIT VALUE		(000s)	TOTAL RETURN		RATIO	EXPENSE RATIO
Guggenheim Variable Insurance Funds: (continued)
Rydex Inverse Mid-Cap Strategy Fund
December 31, 2016	13	$1.63	$2.09	$27	-20.10%	-18.99%	0.00%	—	1.30%
December 31, 2015	10	2.04	2.58	26	-2.39%	-1.15%	0.00%	—	1.30%
December 31, 2014	14	2.09	2.61	36	-12.92%	-11.53%	0.00%	—	1.30%
December 31, 2013	6	2.40	2.95	19	-28.36%	-27.70%	0.00%	—	1.30%
December 31, 2012	8	3.35	4.08	34	-19.47%	-18.40%	0.00%	—	1.30%
Rydex Inverse NASDAQ-100® Strategy Fund
December 31, 2016	335	1.52	1.81	607	-10.59%	-9.50%	0.00%	—	1.30%
December 31, 2015	118	1.70	2.00	236	-14.14%	-13.04%	0.00%	—	1.30%
December 31, 2014	71	1.98	2.30	164	-19.84%	-18.44%	0.00%	—	1.30%
December 31, 2013	48	2.47	2.82	136	-29.83%	-29.15%	0.00%	—	1.30%
December 31, 2012	195	3.52	3.98	777	-19.82%	-18.61%	0.00%	—	1.30%
Rydex Inverse Russell 2000® Strategy Fund
December 31, 2016	166	1.50	1.87	310	-21.47%	-20.09%	0.00%	—	1.30%
December 31, 2015	1,322	1.91	2.34	3,097	-1.04%	0.00%	0.00%	—	1.30%
December 31, 2014	60	1.93	2.34	141	-9.81%	-8.95%	0.00%	—	1.30%
December 31, 2013	41	2.14	2.57	105	-31.85%	-30.73%	0.00%	—	1.30%
December 31, 2012	27	3.14	3.71	101	-19.28%	-18.28%	0.00%	—	1.30%
Rydex Inverse S&P 500 Strategy Fund
December 31, 2016	134	1.88	2.96	397	-13.36%	-11.90%	0.00%	—	1.30%
December 31, 2015	404	2.17	3.36	1,358	-5.65%	-4.55%	0.00%	—	1.30%
December 31, 2014	106	2.30	3.52	372	-15.44%	-14.36%	0.00%	—	1.30%
December 31, 2013	233	2.72	4.11	958	-27.47%	-26.61%	0.00%	—	1.30%
December 31, 2012	101	3.75	5.60	563	-18.12%	-16.91%	0.00%	—	1.30%
Rydex Japan 2X Strategy Fund
December 31, 2016	12	13.07	16.61	205	7.48%	8.92%	0.00%	—	1.30%
December 31, 2015	14	12.16	15.25	216	10.55%	11.97%	0.00%	—	1.30%
December 31, 2014	26	11.00	13.62	359	-16.48%	-15.40%	0.00%	—	1.30%
December 31, 2013	28	13.17	16.10	453	53.86%	56.01%	0.00%	—	1.30%
December 31, 2012	39	8.56	10.32	404	18.56%	20.14%	0.00%	—	1.30%
Rydex Leisure Fund
December 31, 2016	167	21.39	23.22	3,876	8.14%	9.53%	0.32%	—	1.30%
December 31, 2015	193	19.78	21.20	4,098	-1.00%	0.33%	0.08%	—	1.30%
December 31, 2014	102	19.98	21.13	2,149	6.11%	7.48%	0.06%	—	1.30%
December 31, 2013	194	18.83	19.66	3,820	40.63%	42.36%	1.20%	—	1.30%
December 31, 2012	49	13.39	13.81	680	19.66%	21.35%	0.00%	—	1.30%
Rydex Mid Cap 1.5X Strategy Fund
December 31, 2016	35	31.45	44.76	1,103	27.96%	29.64%	0.00%	—	1.30%
December 31, 2015	2	24.26	34.98	59	-6.72%	-5.49%	0.00%	—	1.30%
December 31, 2014	53	25.67	37.50	1,355	10.49%	11.95%	0.00%	—	1.30%
December 31, 2013	190	22.93	33.94	4,372	48.34%	50.26%	0.00%	—	1.30%
December 31, 2012	49	15.26	22.88	750	22.68%	24.27%	0.00%	—	1.30%
Rydex NASDAQ-100® Fund
December 31, 2016	202	32.42	34.52	6,548	4.61%	5.98%	0.00%	—	1.30%
December 31, 2015	571	30.59	33.00	17,459	6.87%	8.24%	0.00%	—	1.30%
December 31, 2014	512	28.26	30.88	14,465	15.92%	17.46%	0.00%	—	1.30%
December 31, 2013	254	24.06	26.64	6,124	32.87%	34.56%	0.00%	—	1.30%
December 31, 2012	100	17.88	20.05	1,785	15.30%	16.79%	0.00%	—	1.30%
Rydex NASDAQ-100® 2X Strategy Fund
December 31, 2016	345	45.49	57.76	19,927	8.18%	9.60%	0.00%	—	1.30%
December 31, 2015	270	42.05	52.70	14,198	13.16%	14.64%	0.00%	—	1.30%
December 31, 2014	263	37.16	45.97	12,081	34.83%	36.57%	0.00%	—	1.30%
December 31, 2013	200	27.56	33.66	6,737	77.81%	80.19%	0.00%	—	1.30%
December 31, 2012	43	15.50	18.68	798	32.48%	34.10%	0.00%	—	1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2016 and 2015

	As of December 31 (unless noted)						INVESTMENT
FUND DESCRIPTION	UNITS	LOWEST	HIGHEST	NET ASSETS	LOWEST	HIGHEST	INCOME	LOWEST	HIGHEST
PRODUCT	(000s)	UNIT VALUE		(000s)	TOTAL RETURN		RATIO	EXPENSE RATIO
Guggenheim Variable Insurance Funds: (continued)
Rydex Nova Fund
December 31, 2016	444	$21.94	$24.35	$10,822	14.21%	15.73%	0.00%	—	1.30%
December 31, 2015	342	19.21	21.04	7,192	-1.99%	-0.75%	0.00%	—	1.30%
December 31, 2014	454	19.60	21.20	9,630	17.08%	18.63%	0.08%	—	1.30%
December 31, 2013	542	16.74	17.87	9,679	47.10%	48.92%	0.14%	—	1.30%
December 31, 2012	179	11.38	12.00	2,148	20.68%	22.32%	0.00%	—	1.30%
Rydex Precious Metals Fund
December 31, 2016	315	8.14	9.99	3,142	63.45%	65.67%	0.00%	—	1.30%
December 31, 2015	249	4.98	6.03	1,503	-31.31%	-30.45%	3.61%	—	1.30%
December 31, 2014	156	7.25	8.67	1,348	-18.36%	-17.27%	0.10%	—	1.30%
December 31, 2013	151	8.88	10.48	1,592	-46.79%	-46.12%	0.91%	—	1.30%
December 31, 2012	240	16.69	19.45	4,666	-5.39%	-4.09%	0.00%	—	1.30%
Rydex Real Estate Fund
December 31, 2016	84	17.64	19.35	1,485	8.77%	10.18%	1.51%	—	1.30%
December 31, 2015	102	16.01	17.79	1,632	-3.79%	-2.56%	0.79%	—	1.30%
December 31, 2014	269	16.43	18.49	4,425	19.44%	20.99%	1.71%	—	1.30%
December 31, 2013	93	13.58	15.48	1,262	2.58%	3.98%	0.81%	—	1.30%
December 31, 2012	129	13.06	15.09	1,681	16.80%	18.30%	1.27%	—	1.30%
Rydex Retailing Fund
December 31, 2016	75	20.13	23.06	1,730	-0.98%	0.30%	0.00%	—	1.30%
December 31, 2015	148	20.33	22.99	3,403	-2.63%	-1.33%	0.00%	—	1.30%
December 31, 2014	39	20.88	23.30	902	7.30%	8.62%	0.00%	—	1.30%
December 31, 2013	94	19.46	21.45	2,012	34.02%	35.85%	0.03%	—	1.30%
December 31, 2012	35	14.52	15.79	553	15.24%	16.79%	0.00%	—	1.30%
Rydex Russell 2000® 1.5X Strategy Fund
December 31, 2016	34	25.80	36.83	871	28.73%	30.37%	0.00%	—	1.30%
December 31, 2015	27	19.79	28.61	528	-10.23%	-9.05%	0.00%	—	1.30%
December 31, 2014	66	21.76	31.87	1,433	2.94%	4.26%	0.00%	—	1.30%
December 31, 2013	95	20.87	30.96	1,980	56.52%	58.59%	0.00%	—	1.30%
December 31, 2012	22	13.16	19.78	288	20.46%	22.08%	0.00%	—	1.30%
Rydex Russell 2000® 2X Strategy Fund
December 31, 2016	172	15.10	15.10	2,603	38.03%	38.03%	0.00%	—	—
December 31, 2015	58	10.94	10.94	634	-13.11%	-13.11%	0.00%	—	—
December 31, 2014	173	12.59	12.59	2,178	5.18%	5.18%	0.00%	—	—
December 31, 2013	70	11.97	11.97	837	85.58%	85.58%	0.00%	—	—
December 31, 2012	85	6.45	6.45	550	29.26%	29.26%	0.00%	—	—
Rydex S&P 500 2X Strategy Fund
December 31, 2016	125	23.17	25.69	3,221	18.88%	20.38%	0.00%	—	1.30%
December 31, 2015	367	19.49	21.34	7,828	-2.94%	-1.66%	0.00%	—	1.30%
December 31, 2014	452	20.08	21.70	9,812	23.04%	24.64%	0.00%	—	1.30%
December 31, 2013	94	16.32	17.41	1,629	66.53%	68.70%	0.00%	—	1.30%
December 31, 2012	55	9.80	10.32	564	27.77%	29.49%	0.00%	—	1.30%
Rydex S&P 500 Pure Growth Fund
December 31, 2016	154	20.66	23.95	3,694	1.22%	2.57%	0.00%	—	1.30%
December 31, 2015	255	20.41	23.35	5,960	-0.20%	1.08%	0.00%	—	1.30%
December 31, 2014	211	20.45	23.10	4,864	10.96%	12.46%	0.00%	—	1.30%
December 31, 2013	172	18.43	20.54	3,539	39.52%	41.27%	0.00%	—	1.30%
December 31, 2012	134	13.21	14.54	1,943	11.85%	13.33%	0.00%	—	1.30%
Rydex S&P 500 Pure Value Fund
December 31, 2016	162	21.02	23.10	3,747	15.88%	17.38%	0.94%	—	1.30%
December 31, 2015	182	18.14	19.68	3,587	-10.55%	-9.35%	1.06%	—	1.30%
December 31, 2014	367	20.28	21.71	7,974	9.50%	10.94%	0.40%	—	1.30%
December 31, 2013	403	18.52	19.57	7,877	43.34%	45.29%	0.00%	—	1.30%
December 31, 2012	163	12.92	13.47	2,201	20.63%	22.23%	1.11%	—	1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2016 and 2015

	As of December 31 (unless noted)						INVESTMENT
FUND DESCRIPTION	UNITS	LOWEST	HIGHEST	NET ASSETS	LOWEST	HIGHEST	INCOME	LOWEST	HIGHEST
PRODUCT	(000s)	UNIT VALUE		(000s)	TOTAL RETURN		RATIO	EXPENSE RATIO
Guggenheim Variable Insurance Funds: (continued)
Rydex S&P MidCap 400 Pure Growth Fund
December 31, 2016	59	$24.80	$27.41	$1,621	1.35%	2.70%	0.00%	—	1.30%
December 31, 2015	159	24.47	26.69	4,242	0.04%	1.29%	0.00%	—	1.30%
December 31, 2014	131	24.46	26.35	3,461	-2.82%	-1.53%	0.00%	—	1.30%
December 31, 2013	132	25.17	26.76	3,533	32.26%	34.07%	0.00%	—	1.30%
December 31, 2012	67	19.03	19.96	1,333	14.57%	16.05%	0.00%	—	1.30%
Rydex S&P MidCap 400 Pure Value Fund
December 31, 2016	141	21.98	23.84	3,361	27.20%	28.86%	0.33%	—	1.30%
December 31, 2015	76	17.28	18.50	1,402	-12.99%	-11.86%	0.11%	—	1.30%
December 31, 2014	100	19.86	20.99	2,101	5.36%	6.71%	0.04%	—	1.30%
December 31, 2013	45	18.85	19.67	887	34.07%	35.84%	0.02%	—	1.30%
December 31, 2012	68	14.06	14.48	992	15.44%	16.96%	0.00%	—	1.30%
Rydex S&P SmallCap 600 Pure Growth Fund
December 31, 2016	182	23.81	25.87	4,695	17.18%	18.72%	0.00%	—	1.30%
December 31, 2015	104	20.32	21.79	2,261	-1.65%	-0.37%	0.00%	—	1.30%
December 31, 2014	153	20.66	21.87	3,342	-1.29%	0.00%	0.00%	—	1.30%
December 31, 2013	198	20.93	21.87	4,321	39.44%	41.28%	0.00%	—	1.30%
December 31, 2012	40	15.01	15.48	621	9.16%	10.57%	0.00%	—	1.30%
Rydex S&P SmallCap 600 Pure Value Fund
December 31, 2016	196	19.95	22.00	4,331	30.05%	31.74%	0.00%	—	1.30%
December 31, 2015	99	15.34	16.70	1,653	-14.68%	-13.52%	0.00%	—	1.30%
December 31, 2014	79	17.98	19.31	1,518	0.00%	1.31%	0.00%	—	1.30%
December 31, 2013	198	17.98	19.06	3,779	41.02%	42.77%	0.54%	—	1.30%
December 31, 2012	98	12.75	13.35	1,314	18.83%	20.38%	0.00%	—	1.30%
Rydex Strengthening Dollar 2X Strategy Fund
December 31, 2016	290	9.10	9.10	2,638	6.93%	6.93%	0.00%	—	—
December 31, 2015	101	8.51	8.51	855	13.47%	13.47%	0.00%	—	—
December 31, 2014	287	7.50	7.50	2,158	22.95%	22.95%	0.00%	—	—
December 31, 2013	55	6.10	6.10	334	-3.02%	-3.02%	0.00%	—	—
December 31, 2012	51	6.29	6.29	320	-6.26%	-6.26%	0.00%	—	—
Rydex Technology Fund
December 31, 2016	209	17.51	22.03	4,606	9.64%	11.04%	0.00%	—	1.30%
December 31, 2015	202	15.97	19.84	4,007	-0.19%	1.12%	0.00%	—	1.30%
December 31, 2014	47	16.00	19.62	925	8.84%	10.29%	0.00%	—	1.30%
December 31, 2013	210	14.70	17.79	3,739	33.64%	35.39%	0.00%	—	1.30%
December 31, 2012	74	11.00	13.14	976	10.55%	11.93%	0.00%	—	1.30%
Rydex Telecommunications Fund
December 31, 2016	184	11.68	14.19	2,617	15.87%	17.37%	0.76%	—	1.30%
December 31, 2015	30	10.08	12.09	365	-7.95%	-6.71%	1.39%	—	1.30%
December 31, 2014	21	10.95	12.96	278	1.30%	2.61%	1.52%	—	1.30%
December 31, 2013	6	10.81	12.63	75	15.99%	17.49%	0.32%	—	1.30%
December 31, 2012	38	9.32	10.75	412	3.44%	4.88%	0.26%	—	1.30%
Rydex Transportation Fund
December 31, 2016	155	23.87	25.50	3,943	13.94%	15.44%	0.00%	—	1.30%
December 31, 2015	58	20.95	22.09	1,288	-15.18%	-14.11%	0.00%	—	1.30%
December 31, 2014	187	24.70	25.72	4,807	21.20%	22.83%	0.00%	—	1.30%
December 31, 2013	178	20.38	20.94	3,722	48.76%	50.65%	0.00%	—	1.30%
December 31, 2012	147	13.70	13.90	2,043	16.00%	17.60%	0.00%	—	1.30%
Rydex U.S. Government Money Market Fund
December 31, 2016	228	9.40	11.09	2,532	-1.26%	0.00%	0.00%	—	1.30%
December 31, 2015	250	9.52	11.09	2,769	-1.35%	0.00%	0.00%	—	1.30%
December 31, 2014	298	9.65	11.09	3,303	-1.23%	0.00%	0.00%	—	1.30%
December 31, 2013	579	9.77	11.09	6,416	-1.31%	0.00%	0.00%	—	1.30%
December 31, 2012	745	9.90	11.09	8,255	-1.30%	0.00%	0.00%	—	1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2016 and 2015

	As of December 31 (unless noted)						INVESTMENT
FUND DESCRIPTION	UNITS	LOWEST	HIGHEST	NET ASSETS	LOWEST	HIGHEST	INCOME	LOWEST	HIGHEST
PRODUCT	(000s)	UNIT VALUE		(000s)	TOTAL RETURN		RATIO	EXPENSE RATIO
Guggenheim Variable Insurance Funds: (continued)
Rydex Utilities Fund
December 31, 2016	190	$21.96	$22.58	$4,164	14.85%	16.38%	1.03%	—	1.30%
December 31, 2015	229	18.87	19.66	4,328	-8.56%	-7.36%	1.73%	—	1.30%
December 31, 2014	445	20.37	21.50	9,065	21.26%	22.86%	2.11%	—	1.30%
December 31, 2013	58	16.58	17.73	967	12.14%	13.64%	1.70%	—	1.30%
December 31, 2012	172	14.59	15.81	2,513	-0.19%	1.11%	2.37%	—	1.30%
Rydex Weakening Dollar 2X Strategy Fund
December 31, 2016	18	6.60	6.60	121	-8.59%	-8.59%	0.00%	—	—
December 31, 2015	46	7.22	7.22	332	-16.92%	-16.92%	0.00%	—	—
December 31, 2014	2	8.69	8.69	16	-21.85%	-21.85%	0.00%	—	—
December 31, 2013	1	11.12	11.12	6	-2.88%	-2.88%	0.00%	—	—
December 31, 2012	8	11.45	11.45	88	0.79%	0.79%	0.00%	—	—
Variable Series Floating Rate Strategies Fund
December 31, 2016	1,984	11.47	11.47	22,780	8.51%	8.51%	5.43%	—	—
December 31, 2015	1,487	10.57	10.57	15,716	0.76%	0.76%	3.58%	—	—
December 31, 2014	999	10.49	10.49	10,483	2.34%	2.34%	0.00%	—	—
December 31, 2013	1,498	10.25	10.25	15,354	2.50%	2.50%	0.00%	—	—
Inception May 1, 2013	—	10.00	10.00	—
Variable Series High Yield Fund
December 31, 2016	1,558	14.47	14.47	22,554	17.45%	17.45%	7.83%	—	—
December 31, 2015	54	12.32	12.32	666	-3.90%	-3.90%	4.11%	—	—
December 31, 2014	58	12.82	12.82	748	2.48%	2.48%	0.00%	—	—
December 31, 2013	578	12.51	12.51	7,228	7.38%	7.38%	0.00%	—	—
December 31, 2012	434	11.65	11.65	5,050	14.89%	14.89%	0.00%	—	—
Variable Series Large Cap Value Fund
December 31, 2016	2	19.60	19.60	31	21.44%	21.44%	1.75%	—	—
December 31, 2015	2	16.14	16.14	26	-5.11%	-5.11%	0.80%	—	—
December 31, 2014	3	17.01	17.01	58	9.46%	9.46%	0.00%	—	—
December 31, 2013	4	15.54	15.54	54	32.03%	32.03%	0.00%	—	—
December 31, 2012	3	11.77	11.77	30	15.62%	15.62%	0.00%	—	—
Variable Series Small Cap Value Fund
December 31, 2016	77	19.85	19.85	1,535	26.59%	26.59%	0.13%	—	—
December 31, 2015	43	15.68	15.68	677	-6.61%	-6.61%	0.00%	—	—
December 31, 2014	47	16.79	16.79	792	-1.41%	-1.41%	0.01%	—	—
December 31, 2013	57	17.03	17.03	969	36.79%	36.79%	0.00%	—	—
December 31, 2012	54	12.45	12.45	678	19.48%	19.48%	0.00%	—	—
Variable Series StylePlus Large Core Fund
December 31, 2016	—	19.61	19.61	6	13.35%	13.35%	0.87%	—	—
December 31, 2015	—	17.30	17.30	5	1.53%	1.53%	1.36%	—	—
December 31, 2014	—	17.04	17.04	5	15.45%	15.45%	0.00%	—	—
December 31, 2013	—	14.76	14.76	5	28.91%	28.91%	0.00%	—	—
December 31, 2012	6	11.45	11.45	71	13.03%	13.03%	0.00%	—	—
Variable Series StylePlus Large Growth Fund
December 31, 2016	62	18.89	18.89	1,172	8.75%	8.75%	0.39%	—	—
December 31, 2015	77	17.37	17.37	1,337	5.46%	5.46%	1.06%	—	—
December 31, 2014	66	16.47	16.47	1,092	15.26%	15.26%	0.00%	—	—
December 31, 2013	53	14.29	14.29	764	28.28%	28.28%	0.00%	—	—
December 31, 2012	54	11.14	11.14	602	10.74%	10.74%	0.00%	—	—
Variable Series StylePlus Mid Growth Fund
December 31, 2016	55	18.86	18.86	1,041	8.64%	8.64%	0.70%	—	—
December 31, 2015	54	17.36	17.36	941	-0.06%	-0.06%	0.77%	—	—
December 31, 2014	47	17.37	17.37	817	13.09%	13.09%	0.00%	—	—
December 31, 2013	40	15.36	15.36	618	30.50%	30.50%	0.00%	—	—
December 31, 2012	35	11.77	11.77	418	15.73%	15.73%	0.00%	—	—

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2016 and 2015

	As of December 31 (unless noted)						INVESTMENT
FUND DESCRIPTION	UNITS	LOWEST	HIGHEST	NET ASSETS	LOWEST	HIGHEST	INCOME	LOWEST	HIGHEST
PRODUCT	(000s)	UNIT VALUE		(000s)	TOTAL RETURN		RATIO	EXPENSE RATIO
Guggenheim Variable Insurance Funds: (continued)
Variable Series StylePlus Small Growth Fund
December 31, 2016	—	$20.60	$20.60	$1	13.44%	13.44%	0.31%	—	—
December 31, 2015	—	18.16	18.16	3	-1.30%	-1.30%	0.83%	—	—
December 31, 2014	—	18.40	18.40	3	8.81%	8.81%	0.00%	—	—
December 31, 2013	1	16.91	16.91	18	41.39%	41.39%	0.00%	—	—
December 31, 2012	3	11.96	11.96	32	11.57%	11.57%	0.00%	—	—
Variable Series U.S. Total Return Bond Fund
December 31, 2016	2,586	13.11	13.11	33,919	6.85%	6.85%	4.59%	—	—
December 31, 2015	2,305	12.27	12.27	28,287	1.15%	1.15%	1.94%	—	—
December 31, 2014	1,393	12.13	12.13	16,892	8.11%	8.11%	0.00%	—	—
December 31, 2013	199	11.22	11.22	2,234	1.72%	1.72%	0.00%	—	—
December 31, 2012	6	11.03	11.03	70	5.85%	5.85%	0.00%	—	—
Variable Series World Equity Income Fund
December 31, 2016	14	13.94	13.94	198	10.37%	10.37%	3.00%	—	—
December 31, 2015	23	12.63	12.63	295	-0.63%	-0.63%	3.26%	—	—
December 31, 2014	26	12.71	12.71	336	4.95%	4.95%	0.00%	—	—
December 31, 2013	10	12.11	12.11	120	19.31%	19.31%	0.00%	—	—
December 31, 2012	70	10.15	10.15	711	16.53%	16.53%	0.00%	—	—
Invesco Variable Insurance Funds:
Balanced-Risk Allocation Fund
December 31, 2016	282	11.87	11.87	3,352	11.56%	11.56%	0.19%	—	—
December 31, 2015	214	10.64	10.64	2,280	-4.40%	-4.40%	4.03%	—	—
December 31, 2014	445	11.13	11.13	4,951	5.70%	5.70%	0.00%	—	—
December 31, 2013	449	10.53	10.53	4,731	1.35%	1.35%	1.37%	—	—
December 31, 2012	314	10.39	10.39	3,257	3.80%	3.80%	1.19%	—	—
Inception May 1, 2012	—	10.01	10.01	—
Comstock Fund
December 31, 2016	115	20.18	20.18	2,318	17.33%	17.33%	1.61%	—	—
December 31, 2015	170	17.20	17.20	2,931	-6.01%	-6.01%	1.56%	—	—
December 31, 2014	238	18.30	18.30	4,350	9.38%	9.38%	1.64%	—	—
December 31, 2013	211	16.73	16.73	3,532	36.02%	36.02%	2.20%	—	—
December 31, 2012	25	12.30	12.30	305	19.19%	19.19%	2.39%	—	—
Core Equity Fund
December 31, 2016	95	16.74	19.24	1,826	8.84%	10.26%	0.78%	—	1.30%
December 31, 2015	46	15.38	17.45	794	-7.01%	-5.78%	1.04%	—	1.30%
December 31, 2014	63	16.54	18.52	1,169	6.78%	8.18%	0.90%	—	1.30%
December 31, 2013	58	15.49	17.12	990	27.59%	29.21%	1.53%	—	1.30%
December 31, 2012	65	12.14	13.25	857	12.41%	13.93%	0.96%	—	1.30%
Core Plus Bond Fund
December 31, 2016	43	10.24	10.24	440	2.40%	2.40%	4.41%	—	—
Inception May 1, 2016	—	10.00	10.00	—
Diversified Dividend Fund
December 31, 2016	1,089	18.97	18.97	20,673	14.76%	14.76%	1.48%	—	—
December 31, 2015	405	16.53	16.53	6,699	2.10%	2.10%	1.72%	—	—
December 31, 2014	321	16.19	16.19	5,191	12.82%	12.82%	1.29%	—	—
December 31, 2013	220	14.35	14.35	3,163	31.05%	31.05%	3.32%	—	—
December 31, 2012	119	10.95	10.95	1,300	18.76%	18.76%	2.21%	—	—
Equity and Income Fund
December 31, 2016	513	17.79	17.79	9,130	15.15%	15.15%	1.88%	—	—
December 31, 2015	381	15.45	15.45	5,885	-2.28%	-2.28%	2.77%	—	—
December 31, 2014	386	15.81	15.81	6,098	9.03%	9.03%	2.44%	—	—
December 31, 2013	171	14.50	14.50	2,487	25.11%	25.11%	2.03%	—	—
December 31, 2012	38	11.59	11.59	435	12.63%	12.63%	2.41%	—	—

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2016 and 2015

	As of December 31 (unless noted)						INVESTMENT
FUND DESCRIPTION	UNITS	LOWEST	HIGHEST	NET ASSETS	LOWEST	HIGHEST	INCOME	LOWEST	HIGHEST
PRODUCT	(000s)	UNIT VALUE		(000s)	TOTAL RETURN		RATIO	EXPENSE RATIO
Invesco Variable Insurance Funds: (continued)
Global Health Care Fund
December 31, 2016	52	$20.62	$24.58	$1,283	-12.59%	-11.49%	0.00%	—	1.30%
December 31, 2015	104	23.59	27.77	2,884	1.81%	3.16%	0.00%	—	1.30%
December 31, 2014	162	23.17	26.92	4,347	18.15%	19.70%	0.00%	—	1.30%
December 31, 2013	41	19.61	22.49	924	38.68%	40.56%	0.39%	—	1.30%
December 31, 2012	13	14.14	16.00	213	19.32%	20.85%	0.00%	—	1.30%
Global Real Estate Fund
December 31, 2016	556	19.14	31.33	10,664	0.74%	2.03%	1.64%	—	1.30%
December 31, 2015	500	18.76	31.10	9,403	-2.78%	-1.47%	3.46%	—	1.30%
December 31, 2014	402	19.04	31.99	7,678	13.16%	14.63%	1.70%	—	1.30%
December 31, 2013	269	16.61	28.27	4,495	1.40%	2.72%	3.58%	—	1.30%
December 31, 2012	239	16.17	27.88	3,906	26.44%	28.13%	0.64%	—	1.30%
Government Money Market Fund
December 31, 2016	27,075	9.43	10.02	271,542	-1.15%	0.10%	0.09%	—	1.30%
December 31, 2015	37,441	9.54	10.01	374,712	-1.24%	0.00%	0.01%	—	1.30%
December 31, 2014	28,085	9.66	10.01	281,055	-1.33%	0.00%	0.01%	—	1.30%
December 31, 2013	13,987	9.79	10.01	139,965	-1.21%	0.10%	0.04%	—	1.30%
December 31, 2012	8,034	9.91	10.00	80,355	-0.90%	0.00%	0.02%	—	1.30%
Inception May 1, 2012	—	10.00	10.00	—
Government Securities Fund
December 31, 2016	670	13.65	13.65	9,154	1.19%	1.19%	3.44%	—	—
December 31, 2015	417	13.49	13.49	5,631	0.37%	0.37%	3.83%	—	—
December 31, 2014	293	13.44	13.44	3,932	4.11%	4.11%	5.80%	—	—
December 31, 2013	123	12.91	12.91	1,587	-2.64%	-2.64%	2.92%	—	—
December 31, 2012	83	13.26	13.26	1,101	2.55%	2.55%	2.50%	—	—
Growth and Income Fund
December 31, 2016	194	20.38	20.38	3,954	19.67%	19.67%	1.07%	—	—
December 31, 2015	101	17.03	17.03	1,726	-3.02%	-3.02%	3.16%	—	—
December 31, 2014	131	17.56	17.56	2,293	10.23%	10.23%	1.77%	—	—
December 31, 2013	153	15.93	15.93	2,434	34.09%	34.09%	1.83%	—	—
December 31, 2012	53	11.88	11.88	629	14.67%	14.67%	3.09%	—	—
High Yield Fund
December 31, 2016	1,066	18.98	20.95	22,335	9.77%	11.20%	6.79%	—	1.30%
December 31, 2015	148	17.29	18.84	2,787	-4.42%	-3.14%	2.42%	—	1.30%
December 31, 2014	282	18.09	19.45	5,486	0.39%	1.73%	9.47%	—	1.30%
December 31, 2013	312	18.02	19.12	5,966	5.63%	6.99%	2.98%	—	1.30%
December 31, 2012	267	17.06	17.87	4,768	15.66%	17.18%	1.93%	—	1.30%
International Growth Fund
December 31, 2016	755	11.00	11.00	8,304	-0.45%	-0.45%	1.59%	—	—
December 31, 2015	677	11.05	11.05	7,484	-2.39%	-2.39%	1.38%	—	—
December 31, 2014	576	11.32	11.32	6,521	0.35%	0.35%	1.57%	—	—
December 31, 2013	607	11.28	11.28	6,850	18.99%	18.99%	1.27%	—	—
December 31, 2012	578	9.48	9.48	5,483	15.47%	15.47%	1.49%	—	—
Mid Cap Core Equity Fund
December 31, 2016	153	21.04	24.46	3,215	11.69%	13.18%	0.00%	—	1.30%
December 31, 2015	137	18.59	21.90	2,552	-5.52%	-4.27%	0.09%	—	1.30%
December 31, 2014	127	19.42	23.18	2,474	2.84%	4.18%	0.00%	—	1.30%
December 31, 2013	86	18.64	22.54	1,602	26.77%	28.46%	0.57%	—	1.30%
December 31, 2012	62	14.51	17.78	903	9.21%	10.59%	0.00%	—	1.30%
Technology Fund
December 31, 2016	13	9.65	22.76	303	-2.03%	-0.78%	0.00%	—	1.30%
December 31, 2015	122	9.85	22.94	2,809	5.35%	6.85%	0.00%	—	1.30%
December 31, 2014	36	9.35	21.47	776	9.61%	11.01%	0.00%	—	1.30%
December 31, 2013	15	8.53	19.34	282	23.62%	25.18%	0.00%	—	1.30%
December 31, 2012	14	6.90	15.45	216	9.87%	11.23%	0.00%	—	1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2016 and 2015

	As of December 31 (unless noted)						INVESTMENT
FUND DESCRIPTION	UNITS	LOWEST	HIGHEST	NET ASSETS	LOWEST	HIGHEST	INCOME	LOWEST	HIGHEST
PRODUCT	(000s)	UNIT VALUE		(000s)	TOTAL RETURN		RATIO	EXPENSE RATIO
Invesco Variable Insurance Funds: (continued)
Value Opportunities Fund
December 31, 2016	1	$16.31	$18.83	$12	16.38%	17.93%	0.04%	—	1.30%
December 31, 2015	8	13.83	16.18	108	-11.83%	-10.66%	2.29%	—	1.30%
December 31, 2014	9	15.48	18.35	141	5.04%	6.39%	1.51%	—	1.30%
December 31, 2013	12	14.55	17.47	169	31.55%	33.24%	1.17%	—	1.30%
December 31, 2012	11	10.92	13.28	117	16.08%	17.67%	1.63%	—	1.30%
Ivy Variable Insurance Portfolios, Inc.:
Asset Strategy Portfolio
December 31, 2016	581	12.67	12.67	7,356	-2.54%	-2.54%	0.60%	—	—
December 31, 2015	813	13.00	13.00	10,586	-8.39%	-8.39%	0.37%	—	—
December 31, 2014	1,008	14.19	14.19	14,295	-5.27%	-5.27%	0.50%	—	—
December 31, 2013	1,025	14.98	14.98	15,346	25.15%	25.15%	0.98%	—	—
December 31, 2012	552	11.97	11.97	6,611	19.22%	19.22%	1.17%	—	—
Balanced Portfolio
December 31, 2016	238	18.36	18.36	4,367	2.00%	2.00%	1.35%	—	—
December 31, 2015	281	18.00	18.00	5,076	-0.33%	-0.33%	1.10%	—	—
December 31, 2014	480	18.06	18.06	8,675	7.63%	7.63%	0.52%	—	—
December 31, 2013	95	16.78	16.78	1,589	23.66%	23.66%	1.28%	—	—
December 31, 2012	55	13.57	13.57	751	11.78%	11.78%	1.06%	—	—
Bond Portfolio
December 31, 2016	116	12.70	12.70	1,472	4.01%	4.01%	3.49%	—	—
December 31, 2015	110	12.21	12.21	1,339	0.25%	0.25%	1.85%	—	—
December 31, 2014	50	12.18	12.18	608	4.28%	4.28%	8.99%	—	—
December 31, 2013	29	11.68	11.68	334	-2.10%	-2.10%	3.27%	—	—
December 31, 2012	42	11.93	11.93	498	5.76%	5.76%	2.48%	—	—
Dividend Opportunities Portfolio
December 31, 2016	9	18.92	18.92	165	6.95%	6.95%	1.21%	—	—
December 31, 2015	11	17.69	17.69	190	-2.05%	-2.05%	1.34%	—	—
December 31, 2014	14	18.06	18.06	257	9.79%	9.79%	1.15%	—	—
December 31, 2013	16	16.45	16.45	270	29.63%	29.63%	2.15%	—	—
December 31, 2012	16	12.69	12.69	209	13.20%	13.20%	1.32%	—	—
Energy Portfolio
December 31, 2016	282	13.99	13.99	3,950	34.52%	34.52%	0.14%	—	—
December 31, 2015	193	10.40	10.40	2,004	-22.10%	-22.10%	0.06%	—	—
December 31, 2014	158	13.35	13.35	2,103	-10.58%	-10.58%	0.00%	—	—
December 31, 2013	115	14.93	14.93	1,716	27.83%	27.83%	0.00%	—	—
December 31, 2012	92	11.68	11.68	1,076	1.30%	1.30%	0.00%	—	—
Global Bond Portfolio
December 31, 2016	92	11.31	11.31	1,042	7.10%	7.10%	2.38%	—	—
December 31, 2015	47	10.56	10.56	496	-2.67%	-2.67%	3.76%	—	—
December 31, 2014	43	10.85	10.85	472	0.18%	0.18%	1.02%	—	—
December 31, 2013	25	10.83	10.83	270	1.69%	1.69%	0.00%	—	—
December 31, 2012	64	10.65	10.65	686	6.50%	6.50%	5.66%	—	—
Global Natural Resources Portfolio
December 31, 2016	227	7.98	7.98	1,809	23.72%	23.72%	0.60%	—	—
December 31, 2015	110	6.45	6.45	710	-22.38%	-22.38%	0.09%	—	—
December 31, 2014	115	8.31	8.31	959	-13.08%	-13.08%	0.00%	—	—
December 31, 2013	106	9.56	9.56	1,012	7.90%	7.90%	0.00%	—	—
December 31, 2012	95	8.86	8.86	844	1.84%	1.84%	0.00%	—	—
Growth Portfolio
December 31, 2016	1	22.04	22.04	20	1.24%	1.24%	0.02%	—	—
December 31, 2015	2	21.77	21.77	47	7.14%	7.14%	0.11%	—	—
December 31, 2014	2	20.32	20.32	44	11.83%	11.83%	0.32%	—	—
December 31, 2013	6	18.17	18.17	111	36.51%	36.51%	0.44%	—	—
December 31, 2012	10	13.31	13.31	135	12.70%	12.70%	0.07%	—	—

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2016 and 2015

	As of December 31 (unless noted)						INVESTMENT
FUND DESCRIPTION	UNITS	LOWEST	HIGHEST	NET ASSETS	LOWEST	HIGHEST	INCOME	LOWEST	HIGHEST
PRODUCT	(000s)	UNIT VALUE		(000s)	TOTAL RETURN		RATIO	EXPENSE RATIO
Ivy Variable Insurance Portfolios, Inc.: (continued)
High Income Portfolio
December 31, 2016	1,335	$18.01	$18.01	$24,045	16.19%	16.19%	7.81%	—	—
December 31, 2015	488	15.50	15.50	7,568	-6.51%	-6.51%	8.05%	—	—
December 31, 2014	822	16.58	16.58	13,638	1.91%	1.91%	5.19%	—	—
December 31, 2013	3,121	16.27	16.27	50,794	10.45%	10.45%	5.87%	—	—
December 31, 2012	449	14.73	14.73	6,608	18.69%	18.69%	4.96%	—	—
Limited-Term Bond Portfolio
December 31, 2016	342	10.32	10.32	3,533	1.88%	1.88%	1.73%	—	—
December 31, 2015	364	10.13	10.13	3,691	0.90%	0.90%	1.18%	—	—
December 31, 2014	92	10.04	10.04	924	1.01%	1.01%	0.54%	—	—
December 31, 2013	59	9.94	9.94	585	-0.60%	-0.60%	0.00%	—	—
Inception Jan 18, 2013	—	10.00	10.00	—
Mid Cap Growth Portfolio
December 31, 2016	183	21.82	21.82	4,001	6.08%	6.08%	0.00%	—	—
December 31, 2015	178	20.57	20.57	3,667	-5.77%	-5.77%	0.00%	—	—
December 31, 2014	194	21.83	21.83	4,227	7.91%	7.91%	0.00%	—	—
December 31, 2013	179	20.23	20.23	3,617	29.93%	29.93%	0.00%	—	—
December 31, 2012	102	15.57	15.57	1,593	13.57%	13.57%	0.00%	—	—
Science and Technology Portfolio
December 31, 2016	153	23.05	23.05	3,526	1.54%	1.54%	0.00%	—	—
December 31, 2015	320	22.70	22.70	7,266	-2.87%	-2.87%	0.00%	—	—
December 31, 2014	268	23.37	23.37	6,263	2.91%	2.91%	0.00%	—	—
December 31, 2013	302	22.71	22.71	6,852	56.40%	56.40%	0.00%	—	—
December 31, 2012	41	14.52	14.52	590	27.82%	27.82%	0.00%	—	—
Value Portfolio
December 31, 2016	45	21.20	21.20	953	11.17%	11.17%	1.20%	—	—
December 31, 2015	62	19.07	19.07	1,182	-3.93%	-3.93%	0.49%	—	—
December 31, 2014	61	19.85	19.85	1,216	10.96%	10.96%	0.69%	—	—
December 31, 2013	89	17.89	17.89	1,587	35.33%	35.33%	0.73%	—	—
December 31, 2012	41	13.22	13.22	546	18.88%	18.88%	1.27%	—	—
Janus Aspen Series – Institutional:
Balanced Portfolio
December 31, 2016	1,622	19.09	19.09	30,955	4.60%	4.60%	2.27%	—	—
December 31, 2015	1,532	18.25	18.25	27,954	0.61%	0.61%	2.04%	—	—
December 31, 2014	1,173	18.14	18.14	21,268	8.56%	8.56%	1.76%	—	—
December 31, 2013	740	16.71	16.71	12,368	20.13%	20.13%	1.60%	—	—
December 31, 2012	520	13.91	13.91	7,230	13.64%	13.64%	2.85%	—	—
Enterprise Portfolio
December 31, 2016	819	26.57	32.55	21,769	10.94%	12.35%	0.83%	—	1.30%
December 31, 2015	570	23.65	29.34	13,488	2.66%	4.05%	0.89%	—	1.30%
December 31, 2014	403	22.73	28.58	9,179	11.08%	12.52%	0.15%	—	1.30%
December 31, 2013	274	20.20	25.73	5,557	30.68%	32.37%	0.48%	—	1.30%
December 31, 2012	246	15.26	19.69	3,779	15.76%	17.29%	0.00%	—	1.30%
Forty Portfolio
December 31, 2016	338	21.16	21.16	7,146	2.17%	2.17%	1.03%	—	—
December 31, 2015	611	20.71	20.71	12,652	12.25%	12.25%	1.06%	—	—
December 31, 2014	121	18.45	18.45	2,229	8.72%	8.72%	0.16%	—	—
December 31, 2013	150	16.97	16.97	2,547	31.25%	31.25%	0.73%	—	—
December 31, 2012	150	12.93	12.93	1,937	24.09%	24.09%	0.76%	—	—
Global Research Portfolio
December 31, 2016	73	14.94	15.43	1,126	0.74%	2.12%	0.93%	—	1.30%
December 31, 2015	74	14.83	15.11	1,125	-3.58%	-2.33%	0.72%	—	1.30%
December 31, 2014	64	15.38	15.47	988	6.07%	7.43%	1.15%	—	1.30%
December 31, 2013	85	14.40	14.50	1,218	26.75%	28.46%	1.11%	—	1.30%
December 31, 2012	33	11.21	11.44	374	18.55%	20.02%	0.71%	—	1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2016 and 2015

	As of December 31 (unless noted)						INVESTMENT
FUND DESCRIPTION	UNITS	LOWEST	HIGHEST	NET ASSETS	LOWEST	HIGHEST	INCOME	LOWEST	HIGHEST
PRODUCT	(000s)	UNIT VALUE		(000s)	TOTAL RETURN		RATIO	EXPENSE RATIO
Janus Aspen Series – Institutional: (continued)
Janus Portfolio
December 31, 2016	128	$18.89	$19.90	$2,540	-0.79%	0.51%	0.54%	—	1.30%
December 31, 2015	126	19.04	19.80	2,500	3.99%	5.38%	0.83%	—	1.30%
December 31, 2014	50	18.31	18.79	938	11.51%	12.99%	0.34%	—	1.30%
December 31, 2013	63	16.42	16.63	1,047	28.68%	30.33%	0.80%	—	1.30%
December 31, 2012	54	12.76	12.76	693	17.06%	18.59%	0.51%	—	1.30%
Overseas Portfolio
December 31, 2016	155	10.74	25.93	1,662	-7.66%	-6.45%	4.77%	—	1.30%
December 31, 2015	297	11.48	28.08	3,405	-9.77%	-8.53%	0.60%	—	1.30%
December 31, 2014	355	12.55	31.12	4,461	-13.02%	-11.93%	5.97%	—	1.30%
December 31, 2013	386	14.25	35.78	5,504	13.08%	14.55%	2.88%	—	1.30%
December 31, 2012	454	12.44	31.64	5,641	12.00%	13.50%	0.67%	—	1.30%
Perkins Mid Cap Value Portfolio
December 31, 2016	833	19.04	19.04	15,862	19.00%	19.00%	1.10%	—	—
December 31, 2015	450	16.00	16.00	7,197	-3.44%	-3.44%	1.25%	—	—
December 31, 2014	500	16.57	16.57	8,288	8.73%	8.73%	3.49%	—	—
December 31, 2013	492	15.24	15.24	7,494	26.16%	26.16%	1.28%	—	—
December 31, 2012	501	12.08	12.08	6,051	11.13%	11.13%	0.97%	—	—
Janus Aspen Series – Service:
Flexible Bond Portfolio
December 31, 2016	2,579	11.14	11.14	28,735	2.20%	2.20%	2.45%	—	—
December 31, 2015	2,504	10.90	10.90	27,298	-0.09%	-0.09%	2.13%	—	—
December 31, 2014	1,017	10.91	10.91	11,088	4.70%	4.70%	2.89%	—	—
December 31, 2013	182	10.42	10.42	1,898	-0.29%	-0.29%	2.49%	—	—
December 31, 2012	65	10.45	10.45	679	4.60%	4.60%	3.78%	—	—
Inception May 1, 2012	—	9.99	9.99	—
Global Allocation-Moderate Portfolio
December 31, 2016	2	12.35	12.35	19	3.00%	3.00%	1.19%	—	—
December 31, 2015	2	11.99	11.99	19	-2.44%	-2.44%	0.80%	—	—
December 31, 2014	2	12.29	12.29	19	3.28%	3.28%	2.76%	—	—
December 31, 2013	2	11.90	11.90	19	14.64%	14.64%	2.24%	—	—
December 31, 2012	—	10.38	10.38	—	3.70%	3.70%	0.00%	—	—
Inception May 1, 2012		10.01	10.01
Global Technology Portfolio
December 31, 2016	7	17.81	17.81	127	13.87%	13.87%	0.09%	—	—
December 31, 2015	7	15.64	15.64	117	4.62%	4.62%	0.77%	—	—
December 31, 2014	11	14.95	14.95	162	9.36%	9.36%	0.00%	—	—
December 31, 2013	10	13.67	13.67	144	35.35%	35.35%	0.00%	—	—
December 31, 2012	—	10.10	10.10	—	0.80%	0.80%	0.00%	—	—
Inception May 1, 2012	—	10.02	10.02	—
Global Unconstrained Bond Portfolio
December 31, 2016	30	10.21	10.21	303	2.10%	2.10%	9.79%	—	—
Inception May 1, 2016	—	10.00	10.00	—
INTECH US Low Volatility Portfolio
December 31, 2016	—	10.38	10.38	—	3.80%	3.80%	0.00%	—	—
Inception November 11, 2016	—	10.00	10.00	—
John Hancock Variable Insurance Trust
Emerging Markets Value Trust
December 31, 2016	237	10.99	10.99	2,631	17.92%	17.92%	3.25%	—	0.10%
December 31, 2015	46	9.32	9.32	426	-6.80%	-6.80%	0.91%	—	0.10%
Inception October 30, 2015	—	10.00	10.00	—
JPMorgan Insurance Trust:
Global Allocation Portfolio
December 31, 2016	764	10.33	10.33	7,889	5.84%	5.84%	3.83%	—	—
December 31, 2015	14	9.76	9.76	132	-2.40%	-2.40%	1.40%	—	—
Inception October 30, 2015	—	10.00	10.00	—

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2016 and 2015

	As of December 31 (unless noted)						INVESTMENT
FUND DESCRIPTION	UNITS	LOWEST	HIGHEST	NET ASSETS	LOWEST	HIGHEST	INCOME	LOWEST	HIGHEST
PRODUCT	(000s)	UNIT VALUE		(000s)	TOTAL RETURN		RATIO	EXPENSE RATIO
JPMorgan Insurance Trust: (continued)
Income Builder Portfolio
December 31, 2016	312	$10.41	$10.41	$3,250	6.22%	6.22%	3.63%	—	—
December 31, 2015	22	9.80	9.80	215	-2.00%	-2.00%	5.40%	—	—
Inception October 30, 2015	—	10.00	10.00	—
Lazard Retirement Series, Inc.:
Emerging Markets Equity Portfolio
December 31, 2016	1,252	23.45	25.69	29,390	19.21%	20.81%	1.11%	—	1.30%
December 31, 2015	1,081	19.41	21.55	20,988	-21.09%	-20.06%	1.16%	—	1.30%
December 31, 2014	986	24.28	27.31	23,951	-5.86%	-4.63%	1.76%	—	1.30%
December 31, 2013	796	25.46	29.01	20,258	-2.52%	-1.24%	1.69%	—	1.30%
December 31, 2012	547	25.78	29.76	14,106	20.49%	22.01%	1.90%	—	1.30%
Global Dynamic Multi-Asset Portfolio
December 31, 2016	82	13.13	13.13	1,073	3.22%	3.22%	0.25%	—	—
December 31, 2015	94	12.72	12.72	1,200	-0.39%	-0.39%	0.00%	—	—
December 31, 2014	104	12.77	12.77	1,333	2.65%	2.65%	0.56%	—	—
December 31, 2013	90	12.44	12.44	1,113	19.50%	19.50%	1.48%	—	—
December 31, 2012	1	10.41	10.41	9	4.00%	4.00%	0.08%	—	—
Inception November 16, 2012	—	10.01	10.01
International Equity Portfolio
December 31, 2016	821	15.00	16.05	13,189	-5.48%	-4.29%	1.31%	—	1.30%
December 31, 2015	850	15.87	16.77	14,255	0.38%	1.70%	1.76%	—	1.30%
December 31, 2014	503	15.81	16.49	8,293	-5.44%	-4.18%	1.86%	—	1.30%
December 31, 2013	301	16.72	17.21	5,172	19.26%	20.77%	1.65%	—	1.30%
December 31, 2012	183	14.02	14.25	2,613	19.52%	21.07%	2.64%	—	1.30%
US Small-Mid Cap Equity Portfolio
December 31, 2016	77	24.66	30.34	1,903	14.27%	15.77%	0.00%	—	1.30%
December 31, 2015	75	21.30	26.55	1,599	-3.63%	-2.38%	0.00%	—	1.30%
December 31, 2014	91	21.82	27.55	1,982	9.59%	11.04%	0.00%	—	1.30%
December 31, 2013	40	19.65	25.14	794	33.51%	35.24%	0.00%	—	1.30%
December 31, 2012	27	14.53	18.83	397	8.78%	10.24%	0.00%	—	1.30%
US Strategic Equity Portfolio
December 31, 2016	92	19.10	20.37	1,879	8.03%	9.40%	0.11%	—	1.30%
December 31, 2015	95	17.68	18.62	1,763	-6.65%	-5.43%	0.45%	—	1.30%
December 31, 2014	38	18.94	19.69	747	13.21%	14.74%	1.14%	—	1.30%
December 31, 2013	18	16.73	17.16	306	26.46%	28.06%	1.20%	—	1.30%
December 31, 2012	9	13.23	13.40	127	12.50%	14.04%	1.16%	—	1.30%
Legg Mason Partners Variable Equity Trust:
ClearBridge Aggressive Growth Portfolio
December 31, 2016	513	20.82	20.82	10,677	1.22%	1.22%	0.62%	—	—
December 31, 2015	629	20.57	20.57	12,933	-1.77%	-1.77%	0.31%	—	—
December 31, 2014	692	20.94	20.94	14,496	20.41%	20.41%	0.19%	—	—
December 31, 2013	475	17.39	17.39	8,253	47.75%	47.75%	0.41%	—	—
December 31, 2012	89	11.77	11.77	1,050	18.77%	18.77%	0.45%	—	—
ClearBridge Dividend Strategy Portfolio
December 31, 2016	362	15.50	17.58	6,357	13.47%	14.98%	2.29%	—	1.30%
December 31, 2015	140	13.66	15.29	2,146	-5.53%	-4.32%	2.34%	—	1.30%
December 31, 2014	221	14.46	15.98	3,529	12.18%	13.66%	2.21%	—	1.30%
December 31, 2013	234	12.89	14.06	3,295	24.30%	25.87%	1.88%	—	1.30%
December 31, 2012	144	10.37	11.17	1,608	12.72%	14.21%	4.00%	—	1.30%
Legg Mason Partners Variable Equity Trust:
ClearBridge Large Cap Growth Portfolio
December 31, 2016	348	19.19	21.76	7,566	6.02%	7.40%	0.54%	—	1.30%
December 31, 2015	312	18.10	20.26	6,323	8.38%	9.81%	0.72%	—	1.30%
December 31, 2014	124	16.70	18.45	2,285	12.53%	13.96%	0.64%	—	1.30%
December 31, 2013	120	14.84	16.19	1,942	36.02%	37.90%	0.99%	—	1.30%
December 31, 2012	30	10.91	11.74	356	18.85%	20.29%	1.01%	—	1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2016 and 2015

	As of December 31 (unless noted)						INVESTMENT
FUND DESCRIPTION	UNITS	LOWEST	HIGHEST	NET ASSETS	LOWEST	HIGHEST	INCOME	LOWEST	HIGHEST
PRODUCT	(000s)	UNIT VALUE		(000s)	TOTAL RETURN		RATIO	EXPENSE RATIO
Legg Mason Partners Variable Equity Trust: (continued)
ClearBridge Small Cap Growth Portfolio
December 31, 2016	124	$15.49	$15.49	$1,914	5.52%	5.52%	0.00%	—	—
December 31, 2015	134	14.68	14.68	1,968	-4.55%	-4.55%	0.00%	—	—
December 31, 2014	155	15.38	15.38	2,391	3.78%	3.78%	0.00%	—	—
December 31, 2013	319	14.82	14.82	4,727	46.59%	46.59%	0.04%	—	—
December 31, 2012	25	10.11	10.11	248	0.80%	0.80%	0.09%	—	—
Inception May 1, 2012		10.03	10.03
QS Dynamic Multi-Strategy Portfolio
December 31, 2016	66	12.13	12.13	797	-0.49%	-0.49%	0.81%	—	—
December 31, 2015	133	12.19	12.19	1,625	-5.43%	-5.43%	0.76%	—	—
December 31, 2014	119	12.89	12.89	1,531	6.35%	6.35%	1.63%	—	—
December 31, 2013	75	12.12	12.12	913	18.13%	18.13%	2.43%	—	—
December 31, 2012	—	10.26	10.26	2	2.29%	2.29%	1.06%	—	—
Inception May 1, 2012	—	10.03	10.03	—
Legg Mason Partners Variable Income Trust:
Western Asset Global High Yield Bond Portfolio
December 31, 2016	139	20.00	20.00	2,772	15.61%	15.61%	7.04%	—	—
December 31, 2015	97	17.30	17.30	1,676	-5.82%	-5.82%	4.09%	—	—
December 31, 2014	159	18.37	18.37	2,924	-1.18%	-1.18%	4.33%	—	—
December 31, 2013	289	18.59	18.59	5,381	6.29%	6.29%	3.19%	—	—
December 31, 2012	996	17.49	17.49	17,418	18.34%	18.34%	6.31%	—	—
Lord Abbett Series Fund, Inc.:
Bond Debenture Portfolio
December 31, 2016	1,040	18.16	18.16	18,918	12.17%	12.17%	4.00%	—	—
December 31, 2015	1,077	16.19	16.19	17,510	-1.52%	-1.52%	3.02%	—	—
December 31, 2014	1,195	16.44	16.44	19,645	4.31%	4.31%	4.00%	—	—
December 31, 2013	933	15.76	15.76	14,708	8.17%	8.17%	6.29%	—	—
December 31, 2012	678	14.57	14.57	9,880	12.51%	12.51%	5.27%	—	—
Calibrated Dividend Growth Portfolio
December 31, 2016	249	23.97	27.92	6,005	13.63%	15.13%	1.94%	—	1.30%
December 31, 2015	149	20.82	24.57	3,099	-3.38%	-2.16%	2.58%	—	1.30%
December 31, 2014	43	21.28	25.43	921	10.09%	11.59%	1.29%	—	1.30%
December 31, 2013	54	19.07	23.10	1,029	26.30%	27.90%	2.19%	—	1.30%
December 31, 2012	22	14.91	18.29	321	10.98%	12.44%	2.84%	—	1.30%
Classic Stock Portfolio
December 31, 2016	5	16.55	16.55	75	12.43%	12.43%	0.99%	—	—
December 31, 2015	5	14.72	14.72	77	-0.88%	-0.88%	0.46%	—	—
December 31, 2014	13	14.85	14.85	191	9.11%	9.11%	0.53%	—	—
December 31, 2013	25	13.61	13.61	334	29.87%	29.87%	1.11%	—	—
December 31, 2012	31	10.48	10.48	320	15.04%	15.04%	0.92%	—	—
Growth and Income Portfolio
December 31, 2016	387	20.32	30.50	7,873	15.62%	17.12%	4.42%	—	1.30%
December 31, 2015	148	17.35	26.38	2,595	-4.11%	-2.86%	1.27%	—	1.30%
December 31, 2014	173	17.86	27.51	3,109	6.26%	7.66%	0.72%	—	1.30%
December 31, 2013	176	16.59	25.89	2,936	34.15%	35.87%	0.70%	—	1.30%
December 31, 2012	124	12.21	19.30	1,532	10.60%	12.12%	1.03%	—	1.30%
International Opportunities Portfolio
December 31, 2016	373	10.93	10.93	4,091	-4.29%	-4.29%	0.89%	—	—
December 31, 2015	547	11.42	11.42	6,252	11.09%	11.09%	1.08%	—	—
December 31, 2014	213	10.28	10.28	2,188	-5.77%	-5.77%	1.24%	—	—
December 31, 2013	219	10.91	10.91	2,386	31.76%	31.76%	2.49%	—	—
December 31, 2012	89	8.28	8.28	734	20.35%	20.35%	3.09%	—	—

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2016 and 2015

	As of December 31 (unless noted)						INVESTMENT
FUND DESCRIPTION	UNITS	LOWEST	HIGHEST	NET ASSETS	LOWEST	HIGHEST	INCOME	LOWEST	HIGHEST
PRODUCT	(000s)	UNIT VALUE		(000s)	TOTAL RETURN		RATIO	EXPENSE RATIO
MFS Variable Insurance Trust:
Growth Series – Service
December 31, 2016	24	$10.10	$10.10	$246	2.23%	2.23%	0.00%	—	—
December 31, 2015	—	9.88	9.88	—	-1.00%	-1.00%	0.00%	—	—
Inception July 31, 2015	—	9.98	9.98	—
Value Series – Service
December 31, 2016	26	10.91	10.91	278	13.76%	13.76%	2.54%	—	—
December 31, 2015	—	9.59	9.59	—	-3.81%	-3.81%	0.00%	—	—
Inception July 31, 2015	—	9.97	9.97	—
Nationwide Variable Insurance Trust:
Bond Index Fund
December 31, 2016	372	10.78	14.66	4,254	2.08%	2.37%	2.37%	—	0.35%
December 31, 2015	228	10.56	14.32	2,625	0.00%	0.35%	1.84%	—	0.35%
December 31, 2014	202	10.56	14.27	2,440	5.86%	5.92%	3.53%	—	0.35%
December 31, 2013	116	13.48	13.48	1,569	-2.39%	-2.39%	2.11%	—	—
December 31, 2012	143	13.81	13.81	1,969	4.07%	4.07%	2.47%	—	—
International Index Fund
December 31, 2016	1,327	9.41	9.72	12,706	0.64%	1.04%	3.12%	—	0.35%
December 31, 2015	1,031	9.35	9.62	9,787	-1.06%	-0.72%	2.66%	—	0.35%
December 31, 2014	729	9.45	9.69	7,011	-5.74%	-5.69%	3.77%	—	0.35%
December 31, 2013	423	10.28	10.28	4,354	21.66%	21.66%	3.61%	—	—
December 31, 2012	310	8.45	8.45	2,618	19.01%	19.01%	3.10%	—	—
Mid Cap Index Fund
December 31, 2016	800	12.81	21.47	12,565	20.06%	20.48%	1.69%	—	0.35%
December 31, 2015	486	10.67	17.82	7,085	-2.73%	-2.46%	1.33%	—	0.35%
December 31, 2014	357	10.97	18.27	5,899	9.59%	9.60%	1.32%	—	0.35%
December 31, 2013	273	16.67	16.67	4,544	33.25%	33.25%	1.49%	—	—
December 31, 2012	144	12.51	12.51	1,803	17.69%	17.69%	1.41%	—	—
S&P 500 Index Fund
December 31, 2016	847	12.75	18.28	12,239	11.35%	11.80%	2.74%	—	0.35%
December 31, 2015	859	11.45	16.35	12,151	0.88%	1.24%	2.15%	—	0.35%
December 31, 2014	733	11.35	16.15	10,977	13.41%	13.50%	3.33%	—	0.35%
December 31, 2013	387	14.24	14.24	5,516	32.22%	32.22%	2.12%	—	—
December 31, 2012	363	10.77	10.77	3,912	15.81%	15.81%	2.30%	—	—
Small Cap Index Fund
December 31, 2016	814	12.04	18.87	11,317	20.76%	21.19%	1.46%	—	0.35%
December 31, 2015	671	9.97	15.57	8,363	-4.87%	-4.54%	1.37%	—	0.35%
December 31, 2014	457	10.48	16.31	6,570	4.89%	5.01%	1.28%	—	0.35%
December 31, 2013	236	15.55	15.55	3,671	38.84%	38.84%	1.71%	—	—
December 31, 2012	162	11.20	11.20	1,815	16.42%	16.42%	1.81%	—	—
Neuberger Berman Advisers Management Trust:
Absolute Return Multi-Manager Portfolio
December 31, 2016	112	9.20	9.20	1,028	-0.65%	-0.65%	0.00%	—	0.00%
December 31, 2015	70	9.26	9.26	649	-7.58%	-7.58%	0.00%	—	0.00%
Inception May 1, 2015		10.02	10.02
Large Cap Value Portfolio
December 31, 2016	286	19.59	21.25	6,077	25.74%	27.32%	0.36%	—	1.30%
December 31, 2015	80	15.58	16.69	1,333	-12.96%	-11.79%	0.62%	—	1.30%
December 31, 2014	82	17.90	18.92	1,556	8.48%	9.87%	0.83%	—	1.30%
December 31, 2013	73	16.50	17.22	1,253	29.41%	31.15%	0.81%	—	1.30%
December 31, 2012	83	12.75	13.13	1,096	15.07%	16.61%	0.39%	—	1.30%
Mid Cap Growth Portfolio
December 31, 2016	65	19.55	28.01	1,815	3.06%	4.40%	0.00%	—	1.30%
December 31, 2015	158	18.97	26.83	4,232	-0.05%	1.28%	0.00%	—	1.30%
December 31, 2014	104	18.98	26.49	2,757	6.21%	7.60%	0.00%	—	1.30%
December 31, 2013	40	17.87	24.62	988	30.92%	32.58%	0.00%	—	1.30%
December 31, 2012	222	13.65	18.57	4,126	10.98%	12.41%	0.00%	—	1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2016 and 2015

	As of December 31 (unless noted)						INVESTMENT
FUND DESCRIPTION	UNITS	LOWEST	HIGHEST	NET ASSETS	LOWEST	HIGHEST	INCOME	LOWEST	HIGHEST
PRODUCT	(000s)	UNIT VALUE		(000s)	TOTAL RETURN		RATIO	EXPENSE RATIO
Neuberger Berman Advisers Management Trust: (continued)
Mid Cap Intrinsic Value Portfolio
December 31, 2016	202	$24.12	$31.16	$4,873	14.64%	16.18%	0.58%	—	1.30%
December 31, 2015	216	20.76	27.18	4,487	-9.52%	-8.34%	1.30%	—	1.30%
December 31, 2014	52	22.65	30.04	1,188	12.38%	13.82%	1.13%	—	1.30%
December 31, 2013	77	19.90	26.73	1,534	35.27%	37.05%	1.15%	—	1.30%
December 31, 2012	24	14.52	19.76	355	14.02%	15.51%	0.69%	—	1.30%
Short Duration Bond Portfolio
December 31, 2016	341	12.29	12.70	4,186	-0.08%	1.24%	1.09%	—	1.30%
December 31, 2015	471	12.14	12.71	5,725	-1.09%	0.17%	1.83%	—	1.30%
December 31, 2014	327	12.12	12.85	3,967	-0.70%	0.58%	1.79%	—	1.30%
December 31, 2013	256	12.05	12.94	3,085	-0.69%	0.67%	3.13%	—	1.30%
December 31, 2012	78	11.97	13.03	937	3.25%	4.54%	3.54%	—	1.30%
Socially Responsive Portfolio
December 31, 2016	71	22.08	24.01	1,704	8.45%	9.89%	0.63%	—	1.30%
December 31, 2015	89	20.36	21.85	1,953	-1.78%	-0.46%	0.64%	—	1.30%
December 31, 2014	172	20.73	21.95	3,771	8.99%	10.36%	0.37%	—	1.30%
December 31, 2013	115	19.02	19.89	2,286	35.76%	37.65%	0.71%	—	1.30%
December 31, 2012	94	14.01	14.45	1,352	9.54%	10.98%	0.25%	—	1.30%
Northern Lights Variable Trust:
7Twelve Balanced Portfolio – Class 3
December 31, 2016	45	9.92	9.92	447	9.37%	9.37%	0.60%	—	—
December 31, 2015	36	9.07	9.07	331	-9.57%	-9.57%	1.62%	—	—
Inception May 1, 2015	—	10.03	10.03	—
7Twelve Balanced Portfolio – Class 4
December 31, 2016	10	10.42	10.42	104	9.22%	9.22%	0.12%	—	—
December 31, 2015	22	9.54	9.54	211	-7.38%	-7.38%	0.27%	—	—
December 31, 2014	71	10.30	10.30	727	-0.29%	-0.29%	0.33%	—	—
December 31, 2013	52	10.33	10.33	542	4.24%	4.24%	0.28%	—	—
Inception May 1, 2013	—	9.91	9.91	—
Adaptive Allocation Portfolio
December 31, 2016	1	9.65	9.65	14	1.26%	1.26%	0.00%	—	—
December 31, 2015	10	9.53	9.53	98	-5.83%	-5.83%	0.00%	—	—
December 31, 2014	15	10.12	10.12	147	-1.36%	-1.36%	0.00%	—	—
December 31, 2013	19	10.26	10.26	190	5.66%	5.66%	0.09%	—	—
December 31, 2012	31	9.71	9.71	301	-6.99%	-6.99%	0.48%	—	—
Anchor Tactical Credit Strategies Portfolio
December 31, 2016	705	10.01	10.01	7,053	0.10%	0.10%	0.00%	—	—
Inception November 11, 2016	—	10.00	10.00	—
BTS Tactical Fixed Income Portfolio
December 31, 2016	796	10.94	10.94	8,712	13.13%	13.13%	0.02%	—	—
December 31, 2015	7	9.67	9.67	63	-3.30%	-3.30%	2.45%	—	—
Inception May 1, 2015	—	10.00	10.00	—
Changing Parameters Portfolio
December 31, 2016	724	10.70	10.70	7,748	8.74%	8.74%	0.63%	—	—
December 31, 2015	1,212	9.84	9.84	11,928	-2.57%	-2.57%	1.97%	—	—
December 31, 2014	1,495	10.10	10.10	15,096	1.41%	1.41%	1.88%	—	—
December 31, 2013	1,542	9.96	9.96	15,349	2.36%	2.36%	3.27%	—	—
December 31, 2012	1,505	9.73	9.73	14,639	9.08%	9.08%	1.86%	—	—
JNF Exceed Defined Shield Portfolio
December 31, 2016	45	10.88	10.88	488	7.94%	7.94%	5.91%	—	—
December 31, 2015	113	10.08	10.08	1,137	-5.00%	-5.00%	4.14%	—	—
December 31, 2014	580	10.61	10.61	6,156	6.74%	6.74%	0.00%	—	—
Inception March 7, 2014	—	9.94	9.94	—

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2016 and 2015

	As of December 31 (unless noted)						INVESTMENT
FUND DESCRIPTION	UNITS	LOWEST	HIGHEST	NET ASSETS	LOWEST	HIGHEST	INCOME	LOWEST	HIGHEST
PRODUCT	(000s)	UNIT VALUE		(000s)	TOTAL RETURN		RATIO	EXPENSE RATIO
Northern Lights Variable Trust: (continued)
JNF SSGA Sector Rotation Portfolio
December 31, 2016	76	$14.10	$15.99	$1,195	4.06%	5.41%	0.29%	—	1.30%
December 31, 2015	137	13.55	15.17	2,059	-2.38%	-1.04%	0.62%	—	1.30%
December 31, 2014	145	13.88	15.33	2,204	6.69%	8.03%	0.39%	—	1.30%
December 31, 2013	134	13.01	14.19	1,878	34.40%	36.18%	0.82%	—	1.30%
December 31, 2012	89	9.68	10.42	911	15.24%	16.82%	0.62%	—	1.30%
JNF SSGA Tactical Allocation Portfolio
December 31, 2016	49	13.24	15.01	736	-0.60%	0.67%	0.98%	—	1.30%
December 31, 2015	65	13.32	14.91	963	-5.20%	-3.93%	2.18%	—	1.30%
December 31, 2014	53	14.05	15.52	825	5.56%	6.89%	2.00%	—	1.30%
December 31, 2013	45	13.31	14.52	652	18.21%	19.80%	0.88%	—	1.30%
December 31, 2012	38	11.26	12.12	451	9.21%	10.58%	1.35%	—	1.30%
Mariner Managed Futures Strategy Portfolio Class 2
December 31, 2016	557	9.66	9.66	5,381	-8.09%	-8.09%	0.00%	—	—
December 31, 2015	587	10.51	10.51	6,174	-6.66%	-6.66%	8.10%	—	—
December 31, 2014	550	11.26	11.26	6,194	7.55%	7.55%	0.00%	—	—
December 31, 2013	48	10.47	10.47	507	3.97%	3.97%	0.00%	—	—
December 31, 2012	—	10.07	10.07	4	0.80%	0.80%	0.00%	—	—
Inception November 16, 2012	—	9.99	9.99	—
Power Income Portfolio Class 2
December 31, 2016	120	10.81	10.81	1,299	4.34%	4.34%	0.00%	—	—
December 31, 2015	311	10.36	10.36	3,221	-2.54%	-2.54%	3.48%	—	—
December 31, 2014	185	10.63	10.63	1,964	-1.02%	-1.02%	2.66%	—	—
December 31, 2013	312	10.74	10.74	3,346	4.58%	4.58%	1.32%	—	—
December 31, 2012	342	10.27	10.27	3,511	2.70%	2.70%	0.00%	—	—
Inception May 1, 2012		10.00	10.00
Probabilities Fund
December 31, 2016	1,508	10.59	10.59	15,978	2.32%	2.32%	0.00%	—	—
December 31, 2015	2,492	10.35	10.35	25,801	-5.48%	-5.48%	0.00%	—	—
December 31, 2014	3,051	10.95	10.95	33,407	4.89%	4.89%	0.00%	—	—
December 31, 2013	3,600	10.44	10.44	37,586	4.40%	4.40%	0.00%	—	—
Inception May 1, 2013	—	10.00	10.00	—
TOPS Aggressive Growth ETF- Class 1
December 31, 2016	6	11.52	14.13	87	13.27%	13.40%	1.16%	—	0.10%
December 31, 2015	6	10.17	12.46	77	-3.60%	-3.49%	1.12%	—	0.10%
December 31, 2014	6	10.55	12.91	83	5.08%	5.13%	1.05%	—	0.10%
December 31, 2013	6	12.28	12.28	74	23.67%	23.67%	0.95%	—	—
December 31, 2012	—	9.93	9.93	—	15.87%	15.87%	0.00%	—	—
TOPS Balanced ETF- Class 1
December 31, 2016	13	11.06	12.86	172	8.11%	8.25%	1.01%	—	0.10%
December 31, 2015	2	10.23	11.88	22	-2.48%	-2.38%	1.47%	—	0.10%
December 31, 2014	2	10.49	12.17	23	4.73%	4.80%	2.99%	—	0.10%
December 31, 2013	—	11.62	11.62	—	8.90%	8.90%	0.00%	—	—
December 31, 2012	169	10.67	10.67	1,807	12.55%	12.55%	0.10%	—	—
TOPS Conservative ETF – Class 1
December 31, 2016	24	10.66	12.15	264	6.07%	6.21%	1.16%	—	0.10%
December 31, 2015	24	10.05	11.44	251	-1.86%	-1.80%	2.10%	—	0.10%
December 31, 2014	5	10.24	11.65	64	2.30%	2.37%	0.34%	—	0.10%
December 31, 2013	6	11.38	11.38	66	4.79%	4.79%	2.13%	—	—
December 31, 2012	4	10.86	10.86	48	10.37%	10.37%	0.63%	—	—
TOPS Conservative ETF – Class 2
December 31, 2016	24	11.98	11.98	288	5.83%	5.83%	0.33%	—	—
December 31, 2015	161	11.32	11.32	1,819	-2.08%	-2.08%	1.30%	—	—
December 31, 2014	165	11.56	11.56	1,911	2.12%	2.12%	0.53%	—	—
December 31, 2013	38	11.32	11.32	433	4.52%	4.52%	0.75%	—	—
December 31, 2012	55	10.83	10.83	599	10.17%	10.17%	0.44%	—	—

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2016 and 2015

	As of December 31 (unless noted)						INVESTMENT
FUND DESCRIPTION	UNITS	LOWEST	HIGHEST	NET ASSETS	LOWEST	HIGHEST	INCOME	LOWEST	HIGHEST
PRODUCT	(000s)	UNIT VALUE		(000s)	TOTAL RETURN		RATIO	EXPENSE RATIO
Northern Lights Variable Trust: (continued)
TOPS Growth ETF – Class 1
December 31, 2016	146	$11.24	$14.82	$2,073	12.51%	12.61%	1.36%	—	0.10%
December 31, 2015	146	9.99	13.16	1,832	-4.22%	-4.08%	1.40%	—	0.10%
December 31, 2014	63	10.43	13.72	859	3.94%	3.99%	1.40%	—	0.10%
December 31, 2013	62	13.20	13.20	824	19.13%	19.13%	0.99%	—	—
December 31, 2012	34	11.08	11.08	371	16.26%	16.26%	0.16%	—	—
TOPS Growth ETF – Class 2
December 31, 2016	4	14.54	14.54	54	12.36%	12.36%	1.25%	—	—
December 31, 2015	4	12.94	12.94	51	-4.36%	-4.36%	1.35%	—	—
December 31, 2014	5	13.53	13.53	63	3.68%	3.68%	1.18%	—	—
December 31, 2013	6	13.05	13.05	79	18.85%	18.85%	1.00%	—	—
December 31, 2012	6	10.98	10.98	61	15.95%	15.95%	0.19%	—	—
TOPS Managed Risk Balanced ETF – Class 1
December 31, 2016	43	10.53	12.49	511	6.26%	6.39%	1.60%	—	0.10%
December 31, 2015	81	9.91	11.74	909	-4.25%	-4.16%	0.58%	—	0.10%
December 31, 2014	435	10.35	12.25	5,249	3.29%	3.38%	1.13%	—	0.10%
December 31, 2013	559	11.85	11.85	6,631	8.02%	8.02%	0.87%	—	—
December 31, 2012	485	10.97	10.97	5,316	8.72%	8.72%	0.11%	—	—
TOPS Managed Risk Balanced ETF – Class 2
December 31, 2016	175	12.33	12.33	2,153	6.20%	6.20%	1.24%	—	—
December 31, 2015	180	11.61	11.61	2,094	-4.44%	-4.44%	1.33%	—	—
December 31, 2014	132	12.15	12.15	1,607	3.05%	3.05%	0.56%	—	—
December 31, 2013	25	11.79	11.79	291	7.87%	7.87%	1.03%	—	—
December 31, 2012	10	10.93	10.93	113	8.43%	8.43%	0.08%	—	—
TOPS Managed Risk Growth ETF – Class 1
December 31, 2016	2,540	9.81	11.55	28,010	5.83%	5.87%	1.92%	—	0.10%
December 31, 2015	3,069	9.27	10.91	32,034	-8.94%	-8.78%	1.69%	—	0.10%
December 31, 2014	3,379	10.18	11.96	39,045	1.44%	1.50%	1.04%	—	0.10%
December 31, 2013	3,053	11.79	11.79	35,998	16.27%	16.27%	1.10%	—	—
December 31, 2012	2,379	10.14	10.14	24,112	8.45%	8.45%	0.08%	—	—
TOPS Managed Risk Growth ETF – Class 2
December 31, 2016	31	11.39	11.39	350	5.56%	5.56%	2.29%	—	—
December 31, 2015	16	10.79	10.79	173	-9.10%	-9.10%	1.62%	—	—
December 31, 2014	10	11.87	11.87	120	1.28%	1.28%	1.00%	—	—
December 31, 2013	1	11.72	11.72	16	15.92%	15.92%	0.77%	—	—
December 31, 2012	—	10.11	10.11	—	8.24%	8.24%	0.00%	—	—
TOPS Managed Risk Moderate Growth ETF – Class 1
December 31, 2016	127	10.32	12.72	1,618	6.39%	6.53%	1.50%	—	0.10%
December 31, 2015	249	9.70	11.94	2,946	-6.19%	-6.13%	1.31%	—	0.10%
December 31, 2014	497	10.34	12.72	6,288	3.16%	3.19%	1.11%	—	0.10%
December 31, 2013	518	12.33	12.33	6,387	12.71%	12.71%	0.80%	—	—
December 31, 2012	554	10.94	10.94	6,066	8.86%	8.86%	0.15%	—	—
TOPS Managed Risk Moderate Growth ETF – Class 2
December 31, 2016	60	12.56	12.56	758	6.26%	6.26%	1.38%	—	—
December 31, 2015	126	11.82	11.82	1,492	-6.34%	-6.34%	1.35%	—	—
December 31, 2014	103	12.62	12.62	1,303	2.85%	2.85%	0.96%	—	—
December 31, 2013	85	12.27	12.27	1,045	12.36%	12.36%	0.66%	—	—
December 31, 2012	72	10.92	10.92	785	8.66%	8.66%	0.11%	—	—
TOPS Moderate Growth ETF – Class 1
December 31, 2016	145	11.15	13.18	1,884	10.72%	10.76%	0.70%	—	0.10%
December 31, 2015	139	10.07	11.90	1,604	-3.27%	-3.09%	0.00%	—	0.10%
December 31, 2014	12	10.41	12.28	129	3.80%	3.89%	0.21%	—	0.10%
December 31, 2013	169	11.83	11.83	2,001	13.21%	13.21%	2.11%	—	—
December 31, 2012	90	10.45	10.45	937	15.21%	15.21%	0.30%	—	—

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2016 and 2015

	As of December 31 (unless noted)						INVESTMENT
FUND DESCRIPTION	UNITS	LOWEST	HIGHEST	NET ASSETS	LOWEST	HIGHEST	INCOME	LOWEST	HIGHEST
PRODUCT	(000s)	UNIT VALUE		(000s)	TOTAL RETURN		RATIO	EXPENSE RATIO
Northern Lights Variable Trust: (continued)
TOPS Moderate Growth ETF – Class 2
December 31, 2016	3	$12.99	$12.99	$34	10.55%	10.55%	0.61%	—	—
December 31, 2015	3	11.75	11.75	32	-3.45%	-3.45%	1.65%	—	—
December 31, 2014	3	12.17	12.17	33	3.49%	3.49%	2.15%	—	—
December 31, 2013	3	11.76	11.76	33	12.97%	12.97%	1.67%	—	—
December 31, 2012	—	10.41	10.41	—	14.90%	14.90%	0.00%	—	—
Oppenheimer Variable Account Funds:
Conservative Balanced Fund
December 31, 2016	8	14.54	14.54	121	4.98%	4.98%	2.13%	—	—
December 31, 2015	8	13.85	13.85	115	0.58%	0.58%	1.92%	—	—
December 31, 2014	9	13.77	13.77	129	8.00%	8.00%	1.82%	—	—
December 31, 2013	10	12.75	12.75	123	12.83%	12.83%	0.31%	—	—
December 31, 2012	9	11.30	11.30	107	12.10%	12.10%	0.00%	—	—
Core Bond Fund
December 31, 2016	140	12.31	12.31	1,730	3.10%	3.10%	4.63%	—	—
December 31, 2015	342	11.94	11.94	4,082	0.67%	0.67%	3.65%	—	—
December 31, 2014	161	11.86	11.86	1,914	6.94%	6.94%	6.13%	—	—
December 31, 2013	31	11.09	11.09	341	-0.36%	-0.36%	3.60%	—	—
December 31, 2012	235	11.13	11.13	2,614	10.20%	10.20%	5.96%	—	—
Global Fund
December 31, 2016	585	16.32	16.32	9,550	-0.18%	-0.18%	0.75%	—	—
December 31, 2015	518	16.35	16.35	8,471	3.68%	3.68%	1.13%	—	—
December 31, 2014	296	15.77	15.77	4,667	2.07%	2.07%	0.89%	—	—
December 31, 2013	270	15.45	15.45	4,165	26.95%	26.95%	0.68%	—	—
December 31, 2012	71	12.17	12.17	867	20.97%	20.97%	2.33%	—	—
Global Multi-Alternatives Fund
December 31, 2016	46	9.93	9.93	456	3.44%	3.44%	2.16%	—	—
December 31, 2015	24	9.60	9.60	231	-3.71%	-3.71%	0.19%	—	—
December 31, 2014	4	9.97	9.97	38	-0.20%	-0.20%	1.43%	—	—
Inception May 1, 2014		9.99	9.99
Global Strategic Income Fund
December 31, 2016	154	12.02	12.02	1,851	6.28%	6.28%	4.29%	—	—
December 31, 2015	124	11.31	11.31	1,406	-2.50%	-2.50%	5.63%	—	—
December 31, 2014	115	11.60	11.60	1,335	2.56%	2.56%	3.87%	—	—
December 31, 2013	43	11.31	11.31	487	-0.44%	-0.44%	0.40%	—	—
December 31, 2012	973	11.36	11.36	11,053	13.15%	13.15%	3.69%	—	—
International Growth Fund
December 31, 2016	892	14.41	14.41	12,848	-2.70%	-2.70%	0.89%	—	—
December 31, 2015	801	14.81	14.81	11,865	3.13%	3.13%	0.89%	—	—
December 31, 2014	618	14.36	14.36	8,871	-7.18%	-7.18%	0.98%	—	—
December 31, 2013	406	15.47	15.47	6,275	25.67%	25.67%	1.07%	—	—
December 31, 2012	65	12.31	12.31	802	21.76%	21.76%	1.26%	—	—
Main Street® Fund
December 31, 2016	150	20.32	20.32	3,049	11.28%	11.28%	0.67%	—	—
December 31, 2015	153	18.26	18.26	2,795	3.11%	3.11%	0.58%	—	—
December 31, 2014	98	17.71	17.71	1,732	10.41%	10.41%	0.62%	—	—
December 31, 2013	123	16.04	16.04	1,977	31.48%	31.48%	0.63%	—	—
December 31, 2012	51	12.20	12.20	626	16.63%	16.63%	0.26%	—	—
PIMCO Variable Insurance Trust:
All Asset Portfolio
December 31, 2016	661	15.94	15.94	10,533	12.89%	12.89%	2.42%	—	—
December 31, 2015	1,333	14.12	14.12	18,816	-8.96%	-8.96%	3.03%	—	—
December 31, 2014	1,917	15.51	15.51	29,729	0.45%	0.45%	5.00%	—	—
December 31, 2013	2,095	15.44	15.44	32,341	0.26%	0.26%	5.27%	—	—
December 31, 2012	1,619	15.40	15.40	24,921	15.01%	15.01%	5.90%	—	—

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2016 and 2015

	As of December 31 (unless noted)						INVESTMENT
FUND DESCRIPTION	UNITS	LOWEST	HIGHEST	NET ASSETS	LOWEST	HIGHEST	INCOME	LOWEST	HIGHEST
PRODUCT	(000s)	UNIT VALUE		(000s)	TOTAL RETURN		RATIO	EXPENSE RATIO
PIMCO Variable Insurance Trust: (continued)
All Asset All Authority Portfolio – Administrative
December 31, 2016	209	$9.40	$9.40	$1,967	13.66%	13.66%	3.00%	—	—
December 31, 2015	256	8.27	8.27	2,112	-12.30%	-12.30%	2.26%	—	—
December 31, 2014	478	9.43	9.43	4,507	-5.79%	-5.79%	6.92%	—	—
Inception May 1, 2014		10.01	10.01
All Asset All Authority Portfolio-Institutional
December 31, 2016	85	9.29	9.29	794	13.71%	13.71%	3.32%	—	—
December 31, 2015	84	8.17	8.17	689	-12.15%	-12.15%	3.20%	—	—
December 31, 2014	52	9.30	9.30	486	-6.81%	-6.81%	4.11%	—	—
Inception September 11, 2014		9.98	9.98
CommodityRealReturn Strategy Portfolio
December 31, 2016	1,594	6.80	6.80	10,845	15.06%	15.06%	1.13%	—	—
December 31, 2015	1,313	5.91	5.91	7,752	-25.66%	-25.66%	4.42%	—	—
December 31, 2014	1,451	7.95	7.95	11,532	-18.46%	-18.46%	0.36%	—	—
December 31, 2013	1,210	9.75	9.75	11,796	-14.70%	-14.70%	1.63%	—	—
December 31, 2012	844	11.43	11.43	9,645	5.44%	5.44%	2.94%	—	—
Emerging Markets Bond Portfolio
December 31, 2016	971	18.79	18.79	18,252	13.33%	13.33%	5.24%	—	—
December 31, 2015	836	16.58	16.58	13,879	-2.30%	-2.30%	5.28%	—	—
December 31, 2014	803	16.97	16.97	13,635	1.56%	1.56%	5.24%	—	—
December 31, 2013	846	16.71	16.71	14,133	-6.96%	-6.96%	4.99%	—	—
December 31, 2012	1,407	17.96	17.96	25,271	17.85%	17.85%	4.89%	—	—
Foreign Bond Unhedged Portfolio
December 31, 2016	357	12.80	12.80	4,571	3.06%	3.06%	1.23%	—	—
December 31, 2015	380	12.42	12.42	4,723	-7.11%	-7.11%	1.52%	—	—
December 31, 2014	401	13.37	13.37	5,361	0.45%	0.45%	2.07%	—	—
December 31, 2013	288	13.31	13.31	3,828	-6.53%	-6.53%	1.81%	—	—
December 31, 2012	274	14.24	14.24	3,898	5.56%	5.56%	2.18%	—	—
Foreign Bond US Dollar-Hedged Portfolio
December 31, 2016	1,236	18.50	18.50	22,876	6.51%	6.51%	1.41%	—	—
December 31, 2015	1,525	17.37	17.37	26,495	0.29%	0.29%	3.48%	—	—
December 31, 2014	1,621	17.32	17.32	28,090	11.17%	11.17%	1.79%	—	—
December 31, 2013	588	15.58	15.58	9,170	0.45%	0.45%	1.88%	—	—
December 31, 2012	758	15.51	15.51	11,750	10.86%	10.86%	4.66%	—	—
Global Advantage Strategy Bond Portfolio
December 31, 2016	25	10.25	10.25	258	6.88%	6.88%	1.63%	—	—
December 31, 2015	22	9.59	9.59	206	-5.05%	-5.05%	1.86%	—	—
December 31, 2014	73	10.10	10.10	732	-1.56%	-1.56%	1.93%	—	—
December 31, 2013	166	10.26	10.26	1,707	-3.12%	-3.12%	1.48%	—	—
December 31, 2012	19	10.59	10.59	201	6.22%	6.22%	1.26%	—	—
Global Bond Unhedged Portfolio
December 31, 2016	139	15.65	15.65	2,182	4.06%	4.06%	1.55%	—	—
December 31, 2015	129	15.04	15.04	1,938	-4.02%	-4.02%	1.75%	—	—
December 31, 2014	196	15.67	15.67	3,074	2.28%	2.28%	2.49%	—	—
December 31, 2013	206	15.32	15.32	3,157	-8.48%	-8.48%	1.07%	—	—
December 31, 2012	259	16.74	16.74	4,337	6.90%	6.90%	1.63%	—	—
Global Diversified Allocation Portfolio
December 31, 2016	1	12.42	12.42	9	7.81%	7.81%	1.00%	—	—
December 31, 2015	5	11.52	11.52	57	-5.57%	-5.57%	2.13%	—	—
December 31, 2014	10	12.20	12.20	126	5.81%	5.81%	3.36%	—	—
December 31, 2013	14	11.53	11.53	158	11.40%	11.40%	2.86%	—	—
December 31, 2012	6	10.06	10.06	63	0.60%	0.60%	0.00%	—	—
Inception November 16, 2012	—	10.00	10.00	—

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2016 and 2015

	As of December 31 (unless noted)						INVESTMENT
FUND DESCRIPTION	UNITS	LOWEST	HIGHEST	NET ASSETS	LOWEST	HIGHEST	INCOME	LOWEST	HIGHEST
PRODUCT	(000s)	UNIT VALUE		(000s)	TOTAL RETURN		RATIO	EXPENSE RATIO
PIMCO Variable Insurance Trust: (continued)
Global Multi-Asset Portfolio
December 31, 2016	82	$10.95	$10.95	$894	4.09%	4.09%	2.47%	—	—
December 31, 2015	94	10.52	10.52	989	-0.19%	-0.19%	1.59%	—	—
December 31, 2014	84	10.54	10.54	890	4.77%	4.77%	1.78%	—	—
December 31, 2013	397	10.06	10.06	4,000	-7.88%	-7.88%	3.60%	—	—
December 31, 2012	233	10.92	10.92	2,549	8.87%	8.87%	3.76%	—	—
High Yield Portfolio
December 31, 2016	1,680	19.28	19.28	32,404	12.42%	12.42%	5.17%	—	—
December 31, 2015	1,273	17.15	17.15	21,833	-1.66%	-1.66%	5.26%	—	—
December 31, 2014	1,094	17.44	17.44	19,092	3.38%	3.38%	5.28%	—	—
December 31, 2013	3,612	16.87	16.87	60,946	5.70%	5.70%	5.40%	—	—
December 31, 2012	4,501	15.96	15.96	71,831	14.33%	14.33%	5.72%	—	—
Income Portfolio
December 31, 2016	1,671	10.55	10.55	17,627	5.50%	5.50%	4.27%	—	—
Inception May 1, 2016	—	10.00	10.00	—
Long-Term US Government Portfolio
December 31, 2016	216	19.54	19.54	4,223	0.67%	0.67%	1.96%	—	—
December 31, 2015	245	19.41	19.41	4,762	-1.37%	-1.37%	2.02%	—	—
December 31, 2014	305	19.68	19.68	6,005	24.01%	24.01%	2.20%	—	—
December 31, 2013	69	15.87	15.87	1,095	-12.95%	-12.95%	2.39%	—	—
December 31, 2012	103	18.23	18.23	1,884	4.41%	4.41%	2.16%	—	—
Low Duration Portfolio
December 31, 2016	2,300	14.06	14.06	32,443	1.37%	1.37%	1.49%	—	—
December 31, 2015	2,296	13.87	13.87	31,840	0.36%	0.36%	3.51%	—	—
December 31, 2014	2,033	13.82	13.82	28,108	0.80%	0.80%	1.13%	—	—
December 31, 2013	2,001	13.71	13.71	27,426	-0.07%	-0.07%	1.45%	—	—
December 31, 2012	1,776	13.72	13.72	24,371	5.78%	5.78%	1.90%	—	—
Real Return Portfolio
December 31, 2016	1,270	15.23	15.54	19,740	3.82%	5.21%	2.30%	—	1.30%
December 31, 2015	1,187	14.67	14.77	17,537	-3.99%	-2.70%	3.85%	—	1.30%
December 31, 2014	1,247	15.18	15.28	18,951	1.80%	3.05%	1.37%	—	1.30%
December 31, 2013	1,168	14.73	15.01	17,207	-10.39%	-9.19%	1.51%	—	1.30%
December 31, 2012	1,842	16.22	16.75	29,874	7.30%	8.71%	1.01%	—	1.30%
Short-Term Portfolio
December 31, 2016	1,476	11.37	13.18	19,446	0.98%	2.41%	1.56%	—	1.30%
December 31, 2015	1,862	11.26	12.87	23,961	-0.18%	1.10%	1.00%	—	1.30%
December 31, 2014	1,211	11.28	12.73	15,415	-0.62%	0.71%	0.70%	—	1.30%
December 31, 2013	1,380	11.35	11.35	17,445	-0.70%	0.56%	0.73%	—	1.30%
December 31, 2012	718	11.43	12.57	9,020	1.42%	2.78%	0.89%	—	1.30%
Total Return Portfolio
December 31, 2016	5,635	16.04	17.69	99,907	1.39%	2.67%	2.08%	—	1.30%
December 31, 2015	5,525	15.82	17.23	95,224	-0.88%	0.47%	5.11%	—	1.30%
December 31, 2014	4,763	15.96	17.15	81,701	2.97%	4.26%	2.12%	—	1.30%
December 31, 2013	5,987	15.50	16.45	98,563	-3.25%	-1.97%	2.20%	—	1.30%
December 31, 2012	5,409	16.02	16.78	90,758	8.17%	9.60%	2.56%	—	1.30%
Unconstrained Bond Portfolio
December 31, 2016	912	11.20	11.20	10,214	4.67%	4.67%	1.75%	—	—
December 31, 2015	1,006	10.70	10.70	10,765	-1.65%	-1.65%	3.35%	—	—
December 31, 2014	1,178	10.88	10.88	12,819	3.03%	3.03%	1.05%	—	—
December 31, 2013	1,332	10.56	10.56	14,067	-1.12%	-1.12%	0.57%	—	—
December 31, 2012	490	10.68	10.68	5,234	6.91%	6.91%	0.94%	—	—
Inception February 3, 2012	—	9.99	9.99	—

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2016 and 2015

	As of December 31 (unless noted)						INVESTMENT
FUND DESCRIPTION	UNITS	LOWEST	HIGHEST	NET ASSETS	LOWEST	HIGHEST	INCOME	LOWEST	HIGHEST
PRODUCT	(000s)	UNIT VALUE		(000s)	TOTAL RETURN		RATIO	EXPENSE RATIO
Pioneer Variable Contracts Trust:
Bond Portfolio
December 31, 2016	767	$16.30	$16.30	$12,503	3.95%	3.95%	2.53%	—	—
December 31, 2015	814	15.68	15.68	12,765	0.06%	0.06%	2.75%	—	—
December 31, 2014	756	15.67	15.67	11,877	5.81%	5.81%	3.04%	—	—
December 31, 2013	319	14.81	14.81	4,733	0.82%	0.82%	3.95%	—	—
December 31, 2012	312	14.69	14.69	4,580	8.41%	8.41%	4.37%	—	—
Emerging Markets Portfolio
December 31, 2016	148	8.69	8.69	1,285	5.98%	5.98%	0.16%	—	—
December 31, 2015	80	8.20	8.20	656	-15.55%	-15.55%	3.88%	—	—
December 31, 2014	157	9.71	9.71	1,525	-12.76%	-12.76%	0.22%	—	—
December 31, 2013	230	11.13	11.13	2,561	-2.20%	-2.20%	0.88%	—	—
December 31, 2012	303	11.38	11.38	3,451	11.68%	11.68%	0.20%	—	—
Equity Income Portfolio
December 31, 2016	300	22.24	24.84	7,451	17.98%	19.54%	1.81%	—	1.30%
December 31, 2015	244	18.85	20.78	5,067	-1.05%	0.19%	1.79%	—	1.30%
December 31, 2014	332	19.05	20.74	6,873	11.27%	12.78%	2.96%	—	1.30%
December 31, 2013	221	17.12	18.39	4,056	27.19%	28.87%	2.38%	—	1.30%
December 31, 2012	211	13.46	14.27	3,006	8.55%	9.94%	3.33%	—	1.30%
Fund Portfolio
December 31, 2016	48	16.52	21.38	1,023	8.26%	9.64%	1.32%	—	1.30%
December 31, 2015	18	15.26	19.50	351	-1.68%	-0.41%	0.56%	—	1.30%
December 31, 2014	50	15.52	19.58	970	9.37%	10.81%	0.85%	—	1.30%
December 31, 2013	49	14.19	17.67	857	31.27%	32.96%	1.07%	—	1.30%
December 31, 2012	46	10.81	13.29	616	8.53%	9.93%	1.32%	—	1.30%
High Yield Portfolio
December 31, 2016	151	20.11	20.11	3,036	13.74%	13.74%	4.60%	—	—
December 31, 2015	125	17.68	17.68	2,217	-4.23%	-4.23%	4.48%	—	—
December 31, 2014	147	18.46	18.46	2,710	-0.32%	-0.32%	4.47%	—	—
December 31, 2013	237	18.52	18.52	4,391	11.84%	11.84%	4.98%	—	—
December 31, 2012	187	16.56	16.56	3,102	15.72%	15.72%	5.23%	—	—
Mid Cap Value Portfolio
December 31, 2016	63	21.99	21.99	1,392	16.23%	16.23%	0.42%	—	—
December 31, 2015	60	18.92	18.92	1,133	-6.34%	-6.34%	0.44%	—	—
December 31, 2014	141	20.20	20.20	2,853	14.77%	14.77%	0.78%	—	—
December 31, 2013	41	17.60	17.60	727	32.73%	32.73%	0.73%	—	—
December 31, 2012	65	13.26	13.26	861	10.87%	10.87%	0.83%	—	—
Strategic Income Portfolio
December 31, 2016	759	17.06	17.06	12,945	7.36%	7.36%	3.27%	—	—
December 31, 2015	948	15.89	15.89	15,061	-1.55%	-1.55%	2.95%	—	—
December 31, 2014	823	16.14	16.14	13,281	3.73%	3.73%	3.43%	—	—
December 31, 2013	825	15.56	15.56	12,833	0.91%	0.91%	4.04%	—	—
December 31, 2012	742	15.42	15.42	11,442	11.18%	11.18%	4.69%	—	—
ProFunds VP:
Access VP High Yield Fund
December 31, 2016	68	15.85	15.85	1,072	9.01%	9.01%	2.99%	—	—
December 31, 2015	65	14.54	14.54	944	0.14%	0.14%	1.71%	—	—
December 31, 2014	204	14.52	14.52	2,967	2.33%	2.33%	3.81%	—	—
December 31, 2013	496	14.19	14.19	7,032	10.09%	10.09%	2.37%	—	—
December 31, 2012	1,074	12.89	12.89	13,846	14.07%	14.07%	4.47%	—	—
Asia 30 Fund
December 31, 2016	65	9.83	9.83	647	0.61%	0.61%	1.10%	—	—
December 31, 2015	252	9.77	9.77	2,463	-9.37%	-9.37%	0.27%	—	—
December 31, 2014	26	10.78	10.78	285	-1.55%	-1.55%	0.04%	—	—
December 31, 2013	46	10.95	10.95	507	15.02%	15.02%	0.06%	—	—
December 31, 2012	82	9.52	9.52	778	15.39%	15.39%	0.00%	—	—

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2016 and 2015

	As of December 31 (unless noted)						INVESTMENT
FUND DESCRIPTION	UNITS	LOWEST	HIGHEST	NET ASSETS	LOWEST	HIGHEST	INCOME	LOWEST	HIGHEST
PRODUCT	(000s)	UNIT VALUE		(000s)	TOTAL RETURN		RATIO	EXPENSE RATIO
ProFunds VP: (continued)
Banks Fund
December 31, 2016	88	$19.59	$19.59	$1,730	23.21%	23.21%	0.22%	—	—
December 31, 2015	76	15.90	15.90	1,207	-0.38%	-0.38%	0.19%	—	—
December 31, 2014	148	15.96	15.96	2,361	10.37%	10.37%	0.11%	—	—
December 31, 2013	57	14.46	14.46	825	33.39%	33.39%	0.06%	—	—
December 31, 2012	11	10.84	10.84	124	33.50%	33.50%	0.00%	—	—
Basic Materials Fund
December 31, 2016	89	13.58	13.58	1,205	18.50%	18.50%	0.74%	—	—
December 31, 2015	54	11.46	11.46	619	-13.96%	-13.96%	0.55%	—	—
December 31, 2014	34	13.32	13.32	459	1.76%	1.76%	0.74%	—	—
December 31, 2013	80	13.09	13.09	1,053	18.35%	18.35%	0.08%	—	—
December 31, 2012	23	11.06	11.06	249	8.54%	8.54%	0.29%	—	—
Bear Fund
December 31, 2016	168	3.54	3.54	593	-13.02%	-13.02%	0.00%	—	—
December 31, 2015	124	4.07	4.07	506	-4.91%	-4.91%	0.00%	—	—
December 31, 2014	45	4.28	4.28	193	-14.23%	-14.23%	0.00%	—	—
December 31, 2013	822	4.99	4.99	4,099	-26.51%	-26.51%	0.00%	—	—
December 31, 2012	53	6.79	6.79	358	-16.58%	-16.58%	0.00%	—	—
Biotechnology Fund
December 31, 2016	33	28.71	28.71	948	-15.48%	-15.48%	0.00%	—	—
December 31, 2015	90	33.97	33.97	3,063	3.28%	3.28%	0.00%	—	—
December 31, 2014	118	32.89	32.89	3,888	29.74%	29.74%	0.00%	—	—
December 31, 2013	98	25.35	25.35	2,483	68.44%	68.44%	0.00%	—	—
December 31, 2012	31	15.05	15.05	468	40.65%	40.65%	0.00%	—	—
Bull Fund
December 31, 2016	639	19.05	19.05	12,166	9.67%	9.67%	0.00%	—	—
December 31, 2015	947	17.37	17.37	16,456	-0.46%	-0.46%	0.00%	—	—
December 31, 2014	1,183	17.45	17.45	20,641	11.43%	11.43%	0.00%	—	—
December 31, 2013	888	15.66	15.66	13,906	29.74%	29.74%	0.00%	—	—
December 31, 2012	410	12.07	12.07	4,950	13.87%	13.87%	0.00%	—	—
Consumer Goods Fund
December 31, 2016	60	20.01	20.01	1,199	3.52%	3.52%	1.28%	—	—
December 31, 2015	109	19.33	19.33	2,109	4.15%	4.15%	0.66%	—	—
December 31, 2014	119	18.56	18.56	2,214	10.21%	10.21%	0.96%	—	—
December 31, 2013	55	16.84	16.84	929	28.45%	28.45%	1.07%	—	—
December 31, 2012	74	13.11	13.11	973	10.91%	10.91%	1.09%	—	—
Consumer Services Fund
December 31, 2016	59	22.95	22.95	1,364	4.18%	4.18%	0.00%	—	—
December 31, 2015	84	22.03	22.03	1,849	4.71%	4.71%	0.00%	—	—
December 31, 2014	195	21.04	21.04	4,094	12.45%	12.45%	0.00%	—	—
December 31, 2013	246	18.71	18.71	4,603	39.84%	39.84%	0.20%	—	—
December 31, 2012	93	13.38	13.38	1,249	22.08%	22.08%	0.00%	—	—
Emerging Markets Fund
December 31, 2016	125	7.86	7.86	986	11.02%	11.02%	0.36%	—	—
December 31, 2015	35	7.08	7.08	249	-17.39%	-17.39%	4.10%	—	—
December 31, 2014	75	8.57	8.57	646	-3.49%	-3.49%	0.20%	—	—
December 31, 2013	67	8.88	8.88	598	-6.43%	-6.43%	1.06%	—	—
December 31, 2012	200	9.49	9.49	1,900	6.63%	6.63%	0.44%	—	—
Europe 30 Fund
December 31, 2016	70	12.09	12.09	845	7.75%	7.75%	2.86%	—	—
December 31, 2015	122	11.22	11.22	1,368	-10.88%	-10.88%	8.01%	—	—
December 31, 2014	59	12.59	12.59	744	-8.64%	-8.64%	3.62%	—	—
December 31, 2013	147	13.78	13.78	2,032	21.62%	21.62%	1.14%	—	—
December 31, 2012	87	11.33	11.33	983	16.56%	16.56%	8.96%	—	—

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2016 and 2015

	As of December 31 (unless noted)						INVESTMENT
FUND DESCRIPTION	UNITS	LOWEST	HIGHEST	NET ASSETS	LOWEST	HIGHEST	INCOME	LOWEST	HIGHEST
PRODUCT	(000s)	UNIT VALUE		(000s)	TOTAL RETURN		RATIO	EXPENSE RATIO
ProFunds VP: (continued)
Falling U.S. Dollar Fund
December 31, 2016	7	$6.96	$6.96	$50	-5.82%	-5.82%	0.00%	—	—
December 31, 2015	—	7.39	7.39	3	-9.99%	-9.99%	0.00%	—	—
December 31, 2014	1	8.21	8.21	4	-12.66%	-12.66%	0.00%	—	—
December 31, 2013	—	9.40	9.40	4	-1.98%	-1.98%	0.00%	—	—
December 31, 2012	—	9.59	9.59	4	-0.83%	-0.83%	0.00%	—	—
Financials Fund
December 31, 2016	283	17.98	17.98	5,081	15.33%	15.33%	0.49%	—	—
December 31, 2015	307	15.59	15.59	4,787	-1.52%	-1.52%	0.16%	—	—
December 31, 2014	255	15.83	15.83	4,031	12.91%	12.91%	0.12%	—	—
December 31, 2013	124	14.02	14.02	1,737	32.14%	32.14%	0.30%	—	—
December 31, 2012	25	10.61	10.61	267	24.68%	24.68%	0.03%	—	—
Government Money Market Fund
December 31, 2016	3,186	10.01	10.01	31,900	0.00%	0.00%	0.02%	—	—
December 31, 2015	5,542	10.01	10.01	55,479	0.00%	0.00%	0.02%	—	—
December 31, 2014	3,227	10.01	10.01	32,295	0.00%	0.00%	0.02%	—	—
December 31, 2013	2,705	10.01	10.01	27,068	0.10%	0.10%	0.02%	—	—
December 31, 2012	3,363	10.00	10.00	33,645	0.00%	0.00%	0.02%	—	—
Health Care Fund
December 31, 2016	62	23.05	23.05	1,438	-4.08%	-4.08%	0.00%	—	—
December 31, 2015	179	24.03	24.03	4,300	5.03%	5.03%	0.00%	—	—
December 31, 2014	229	22.88	22.88	5,245	23.68%	23.68%	0.07%	—	—
December 31, 2013	161	18.50	18.50	2,980	39.83%	39.83%	0.37%	—	—
December 31, 2012	73	13.23	13.23	966	17.39%	17.39%	0.05%	—	—
Industrials Fund
December 31, 2016	375	20.32	20.32	7,613	17.59%	17.59%	0.22%	—	—
December 31, 2015	64	17.28	17.28	1,101	-3.46%	-3.46%	0.11%	—	—
December 31, 2014	109	17.90	17.90	1,946	5.60%	5.60%	0.22%	—	—
December 31, 2013	268	16.95	16.95	4,535	38.14%	38.14%	0.37%	—	—
December 31, 2012	143	12.27	12.27	1,759	15.86%	15.86%	0.25%	—	—
International Fund
December 31, 2016	18	11.51	11.51	208	-0.95%	-0.95%	0.00%	—	—
December 31, 2015	27	11.62	11.62	318	-3.57%	-3.57%	0.00%	—	—
December 31, 2014	16	12.05	12.05	187	-8.09%	-8.09%	0.00%	—	—
December 31, 2013	88	13.11	13.11	1,147	19.51%	19.51%	0.00%	—	—
December 31, 2012	144	10.97	10.97	1,577	15.96%	15.96%	0.00%	—	—
Internet Fund
December 31, 2016	57	22.59	22.59	1,279	5.51%	5.51%	0.00%	—	—
December 31, 2015	162	21.41	21.41	3,474	20.35%	20.35%	0.00%	—	—
December 31, 2014	28	17.79	17.79	500	1.14%	1.14%	0.00%	—	—
December 31, 2013	50	17.59	17.59	883	51.77%	51.77%	0.00%	—	—
December 31, 2012	23	11.59	11.59	271	19.73%	19.73%	0.00%	—	—
Japan Fund
December 31, 2016	153	14.82	14.82	2,265	0.41%	0.41%	0.00%	—	—
December 31, 2015	116	14.76	14.76	1,706	5.81%	5.81%	0.00%	—	—
December 31, 2014	27	13.95	13.95	370	3.26%	3.26%	0.00%	—	—
December 31, 2013	58	13.51	13.51	789	48.30%	48.30%	0.00%	—	—
December 31, 2012	80	9.11	9.11	731	22.94%	22.94%	0.00%	—	—
Large-Cap Growth Fund
December 31, 2016	205	20.25	20.25	4,160	5.03%	5.03%	0.04%	—	—
December 31, 2015	222	19.28	19.28	4,277	3.77%	3.77%	0.00%	—	—
December 31, 2014	229	18.58	18.58	4,256	12.95%	12.95%	0.04%	—	—
December 31, 2013	126	16.45	16.45	2,080	30.66%	30.66%	0.09%	—	—
December 31, 2012	27	12.59	12.59	345	12.71%	12.71%	0.04%	—	—

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2016 and 2015

	As of December 31 (unless noted)						INVESTMENT
FUND DESCRIPTION	UNITS	LOWEST	HIGHEST	NET ASSETS	LOWEST	HIGHEST	INCOME	LOWEST	HIGHEST
PRODUCT	(000s)	UNIT VALUE		(000s)	TOTAL RETURN		RATIO	EXPENSE RATIO
ProFunds VP: (continued)
Large-Cap Value Fund
December 31, 2016	188	$18.72	$18.72	$3,525	15.41%	15.41%	0.27%	—	—
December 31, 2015	11	16.22	16.22	184	-4.70%	-4.70%	0.43%	—	—
December 31, 2014	52	17.02	17.02	881	10.45%	10.45%	0.69%	—	—
December 31, 2013	170	15.41	15.41	2,613	29.93%	29.93%	0.62%	—	—
December 31, 2012	138	11.86	11.86	1,640	15.37%	15.37%	0.26%	—	—
Mid-Cap Fund
December 31, 2016	1,503	19.29	19.29	28,998	18.20%	18.20%	0.00%	—	—
December 31, 2015	1,237	16.32	16.32	20,185	-4.45%	-4.45%	0.00%	—	—
December 31, 2014	675	17.08	17.08	11,532	7.62%	7.62%	0.00%	—	—
December 31, 2013	616	15.87	15.87	9,772	30.83%	30.83%	0.00%	—	—
December 31, 2012	187	12.13	12.13	2,271	15.52%	15.52%	0.00%	—	—
Mid-Cap Growth Fund
December 31, 2016	26	19.93	19.93	510	12.85%	12.85%	0.00%	—	—
December 31, 2015	208	17.66	17.66	3,679	0.28%	0.28%	0.00%	—	—
December 31, 2014	39	17.61	17.61	693	5.89%	5.89%	0.00%	—	—
December 31, 2013	129	16.63	16.63	2,139	30.53%	30.53%	0.00%	—	—
December 31, 2012	89	12.74	12.74	1,136	15.40%	15.40%	0.00%	—	—
Mid-Cap Value Fund
December 31, 2016	257	19.81	19.81	5,082	24.36%	24.36%	0.11%	—	—
December 31, 2015	135	15.93	15.93	2,147	-8.24%	-8.24%	0.08%	—	—
December 31, 2014	52	17.36	17.36	898	10.22%	10.22%	0.10%	—	—
December 31, 2013	55	15.75	15.75	860	32.13%	32.13%	0.39%	—	—
December 31, 2012	109	11.92	11.92	1,293	16.63%	16.63%	0.15%	—	—
NASDAQ-100 Fund
December 31, 2016	527	23.11	23.11	12,174	5.24%	5.24%	0.00%	—	—
December 31, 2015	571	21.96	21.96	12,534	7.44%	7.44%	0.00%	—	—
December 31, 2014	481	20.44	20.44	9,823	17.00%	17.00%	0.00%	—	—
December 31, 2013	328	17.47	17.47	5,732	34.28%	34.28%	0.00%	—	—
December 31, 2012	154	13.01	13.01	1,999	16.26%	16.26%	0.00%	—	—
Oil & Gas Fund
December 31, 2016	372	12.49	12.49	4,651	24.16%	24.16%	1.37%	—	—
December 31, 2015	97	10.06	10.06	973	-23.32%	-23.32%	0.99%	—	—
December 31, 2014	53	13.12	13.12	695	-10.87%	-10.87%	0.38%	—	—
December 31, 2013	71	14.72	14.72	1,046	24.01%	24.01%	0.32%	—	—
December 31, 2012	54	11.87	11.87	637	2.95%	2.95%	0.14%	—	—
Pharmaceuticals Fund
December 31, 2016	23	21.06	21.06	487	-3.75%	-3.75%	0.90%	—	—
December 31, 2015	41	21.88	21.88	897	4.44%	4.44%	0.55%	—	—
December 31, 2014	78	20.95	20.95	1,640	19.37%	19.37%	0.23%	—	—
December 31, 2013	23	17.55	17.55	410	31.66%	31.66%	4.65%	—	—
December 31, 2012	14	13.33	13.33	187	11.83%	11.83%	0.56%	—	—
Precious Metals Fund
December 31, 2016	219	4.23	4.23	926	56.09%	56.09%	0.00%	—	—
December 31, 2015	168	2.71	2.71	455	-32.92%	-32.92%	0.00%	—	—
December 31, 2014	120	4.04	4.04	484	-23.92%	-23.92%	0.00%	—	—
December 31, 2013	294	5.31	5.31	1,559	-37.89%	-37.89%	0.00%	—	—
December 31, 2012	74	8.55	8.55	631	-14.59%	-14.59%	0.00%	—	—
Real Estate Fund
December 31, 2016	27	17.54	17.54	475	5.73%	5.73%	1.56%	—	—
December 31, 2015	76	16.59	16.59	1,262	0.30%	0.30%	0.70%	—	—
December 31, 2014	164	16.54	16.54	2,708	25.02%	25.02%	1.52%	—	—
December 31, 2013	35	13.23	13.23	457	0.15%	0.15%	0.89%	—	—
December 31, 2012	54	13.21	13.21	716	17.11%	17.11%	2.54%	—	—

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2016 and 2015

	As of December 31 (unless noted)						INVESTMENT
FUND DESCRIPTION	UNITS	LOWEST	HIGHEST	NET ASSETS	LOWEST	HIGHEST	INCOME	LOWEST	HIGHEST
PRODUCT	(000s)	UNIT VALUE		(000s)	TOTAL RETURN		RATIO	EXPENSE RATIO
ProFunds VP: (continued)
Rising Rates Opportunity Fund
December 31, 2016	404	$3.92	$3.92	$1,584	-5.08%	-5.08%	0.00%	—	—
December 31, 2015	260	4.13	4.13	1,073	-1.67%	-1.67%	0.00%	—	—
December 31, 2014	107	4.20	4.20	448	-30.23%	-30.23%	0.00%	—	—
December 31, 2013	252	6.02	6.02	1,518	16.44%	16.44%	0.00%	—	—
December 31, 2012	111	5.17	5.17	573	-7.01%	-7.01%	0.00%	—	—
Semiconductor Fund
December 31, 2016	47	21.68	21.68	1,009	27.68%	27.68%	0.16%	—	—
December 31, 2015	74	16.98	16.98	1,249	-2.86%	-2.86%	0.35%	—	—
December 31, 2014	54	17.48	17.48	946	34.57%	34.57%	0.03%	—	—
December 31, 2013	3	12.99	12.99	37	33.37%	33.37%	0.19%	—	—
December 31, 2012	1	9.74	9.74	5	-4.13%	-4.13%	0.61%	—	—
Short Emerging Markets Fund
December 31, 2016	37	8.28	8.28	307	-16.28%	-16.28%	0.00%	—	—
December 31, 2015	322	9.89	9.89	3,184	11.50%	11.50%	0.00%	—	—
December 31, 2014	7	8.87	8.87	66	-2.85%	-2.85%	0.00%	—	—
December 31, 2013	4	9.13	9.13	39	-0.22%	-0.22%	0.00%	—	—
December 31, 2012	—	9.15	9.15	—	-13.11%	-13.11%	0.00%	—	—
Short International Fund
December 31, 2016	2	5.84	5.84	13	-5.96%	-5.96%	0.00%	—	—
December 31, 2015	55	6.21	6.21	343	-3.72%	-3.72%	0.00%	—	—
December 31, 2014	25	6.45	6.45	163	2.71%	2.71%	0.00%	—	—
December 31, 2013	13	6.28	6.28	79	-21.01%	-21.01%	0.00%	—	—
December 31, 2012	24	7.95	7.95	194	-20.10%	-20.10%	0.00%	—	—
Short Mid-Cap Fund
December 31, 2016	1	3.43	3.43	2	-20.23%	-20.23%	0.00%	—	—
December 31, 2015	7	4.30	4.30	30	-1.83%	-1.83%	0.00%	—	—
December 31, 2014	3	4.38	4.38	15	-12.40%	-12.40%	0.00%	—	—
December 31, 2013	—	5.00	5.00	—	-27.64%	-27.64%	0.00%	—	—
December 31, 2012	—	6.91	6.91	1	-18.99%	-18.99%	0.00%	—	—
Short NASDAQ-100 Fund
December 31, 2016	54	2.79	2.79	150	-10.00%	-10.00%	0.00%	—	—
December 31, 2015	30	3.10	3.10	92	-12.92%	-12.92%	0.00%	—	—
December 31, 2014	35	3.56	3.56	126	-19.46%	-19.46%	0.00%	—	—
December 31, 2013	8	4.42	4.42	36	-29.39%	-29.39%	0.00%	—	—
December 31, 2012	124	6.26	6.26	776	-18.81%	-18.81%	0.00%	—	—
Short Small-Cap Fund
December 31, 2016	39	3.02	3.02	118	-21.56%	-21.56%	0.00%	—	—
December 31, 2015	13	3.85	3.85	50	-0.77%	-0.77%	0.00%	—	—
December 31, 2014	9	3.88	3.88	35	-9.13%	-9.13%	0.00%	—	—
December 31, 2013	6	4.27	4.27	27	-31.35%	-31.35%	0.00%	—	—
December 31, 2012	47	6.22	6.22	292	-18.90%	-18.90%	0.00%	—	—
Small Cap Fund
December 31, 2016	502	18.46	18.46	9,268	19.71%	19.71%	0.00%	—	—
December 31, 2015	301	15.42	15.42	4,650	-6.20%	-6.20%	0.00%	—	—
December 31, 2014	354	16.44	16.44	5,825	2.43%	2.43%	0.00%	—	—
December 31, 2013	205	16.05	16.05	3,293	37.18%	37.18%	0.00%	—	—
December 31, 2012	37	11.70	11.70	433	14.82%	14.82%	0.00%	—	—
Small-Cap Growth Fund
December 31, 2016	154	22.30	22.30	3,425	20.22%	20.22%	0.00%	—	—
December 31, 2015	101	18.55	18.55	1,865	1.20%	1.20%	0.00%	—	—
December 31, 2014	51	18.33	18.33	931	2.17%	2.17%	0.00%	—	—
December 31, 2013	84	17.94	17.94	1,502	40.38%	40.38%	0.00%	—	—
December 31, 2012	80	12.78	12.78	1,028	12.50%	12.50%	0.00%	—	—

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2016 and 2015

	As of December 31 (unless noted)						INVESTMENT
FUND DESCRIPTION	UNITS	LOWEST	HIGHEST	NET ASSETS	LOWEST	HIGHEST	INCOME	LOWEST	HIGHEST
PRODUCT	(000s)	UNIT VALUE		(000s)	TOTAL RETURN		RATIO	EXPENSE RATIO
ProFunds VP: (continued)
Small-Cap Value Fund
December 31, 2016	565	$20.09	$20.09	$11,339	28.78%	28.78%	0.00%	—	—
December 31, 2015	101	15.60	15.60	1,574	-8.29%	-8.29%	0.00%	—	—
December 31, 2014	305	17.01	17.01	5,180	5.85%	5.85%	0.00%	—	—
December 31, 2013	111	16.07	16.07	1,779	37.70%	37.70%	0.36%	—	—
December 31, 2012	152	11.67	11.67	1,772	16.12%	16.12%	0.00%	—	—
Technology Fund
December 31, 2016	73	19.83	19.83	1,448	12.35%	12.35%	0.00%	—	—
December 31, 2015	95	17.65	17.65	1,675	2.38%	2.38%	0.00%	—	—
December 31, 2014	186	17.24	17.24	3,212	18.16%	18.16%	0.00%	—	—
December 31, 2013	71	14.59	14.59	1,030	25.13%	25.13%	0.00%	—	—
December 31, 2012	2	11.66	11.66	21	10.31%	10.31%	0.00%	—	—
Telecommunications Fund
December 31, 2016	45	17.42	17.42	791	21.65%	21.65%	1.25%	—	—
December 31, 2015	8	14.32	14.32	109	1.56%	1.56%	5.69%	—	—
December 31, 2014	22	14.10	14.10	306	0.50%	0.50%	2.86%	—	—
December 31, 2013	20	14.03	14.03	280	12.15%	12.15%	6.90%	—	—
December 31, 2012	25	12.51	12.51	310	16.48%	16.48%	0.69%	—	—
U.S. Government Plus Fund
December 31, 2016	179	15.96	15.96	2,858	-0.31%	-0.31%	0.00%	—	—
December 31, 2015	161	16.01	16.01	2,569	-5.60%	-5.60%	0.00%	—	—
December 31, 2014	146	16.96	16.96	2,480	36.33%	36.33%	0.17%	—	—
December 31, 2013	4	12.44	12.44	53	-19.12%	-19.12%	0.10%	—	—
December 31, 2012	32	15.38	15.38	493	0.98%	0.98%	0.00%	—	—
UltraBull Fund
December 31, 2016	82	31.93	31.93	2,611	18.61%	18.61%	0.00%	—	—
December 31, 2015	28	26.92	26.92	743	-2.89%	-2.89%	0.00%	—	—
December 31, 2014	92	27.72	27.72	2,555	23.20%	23.20%	0.00%	—	—
December 31, 2013	30	22.50	22.50	665	68.04%	68.04%	0.00%	—	—
December 31, 2012	16	13.39	13.39	215	29.00%	29.00%	0.00%	—	—
UltraMid-Cap Fund
December 31, 2016	63	33.26	33.26	2,081	37.95%	37.95%	0.00%	—	—
December 31, 2015	13	24.11	24.11	308	-9.16%	-9.16%	0.00%	—	—
December 31, 2014	36	26.54	26.54	955	15.34%	15.34%	0.00%	—	—
December 31, 2013	48	23.01	23.01	1,108	70.57%	70.57%	0.00%	—	—
December 31, 2012	15	13.49	13.49	197	32.51%	32.51%	0.00%	—	—
UltraNASDAQ-100 Fund
December 31, 2016	311	46.95	46.95	14,597	8.63%	8.63%	0.00%	—	—
December 31, 2015	40	43.22	43.22	1,714	13.59%	13.59%	0.00%	—	—
December 31, 2014	40	38.05	38.05	1,518	35.84%	35.84%	0.00%	—	—
December 31, 2013	40	28.01	28.01	1,117	79.09%	79.09%	0.00%	—	—
December 31, 2012	24	15.64	15.64	377	33.68%	33.68%	0.00%	—	—
UltraShort NASDAQ-100 Fund
December 31, 2016	550	0.90	0.90	492	-19.64%	-19.64%	0.00%	—	—
December 31, 2015	163	1.12	1.12	182	-26.32%	-26.32%	0.00%	—	—
December 31, 2014	12	1.52	1.52	19	-35.86%	-35.86%	0.00%	—	—
December 31, 2013	85	2.37	2.37	201	-48.59%	-48.59%	0.00%	—	—
December 31, 2012	38	4.61	4.61	174	-35.25%	-35.25%	0.00%	—	—
UltraSmall-Cap Fund
December 31, 2016	59	28.67	28.67	1,698	39.58%	39.58%	0.00%	—	—
December 31, 2015	26	20.54	20.54	534	-12.97%	-12.97%	0.00%	—	—
December 31, 2014	37	23.60	23.60	863	5.36%	5.36%	0.00%	—	—
December 31, 2013	39	22.40	22.40	882	86.67%	86.67%	0.00%	—	—
December 31, 2012	11	12.00	12.00	126	29.59%	29.59%	0.00%	—	—

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2016 and 2015

	As of December 31 (unless noted)						INVESTMENT
FUND DESCRIPTION	UNITS	LOWEST	HIGHEST	NET ASSETS	LOWEST	HIGHEST	INCOME	LOWEST	HIGHEST
PRODUCT	(000s)	UNIT VALUE		(000s)	TOTAL RETURN		RATIO	EXPENSE RATIO
ProFunds VP: (continued)
Utilities Fund
December 31, 2016	121	$19.15	$19.15	$2,325	15.08%	15.08%	1.72%	—	—
December 31, 2015	65	16.64	16.64	1,083	-6.41%	-6.41%	1.72%	—	—
December 31, 2014	231	17.78	17.78	4,100	25.92%	25.92%	2.41%	—	—
December 31, 2013	29	14.12	14.12	403	13.32%	13.32%	3.33%	—	—
December 31, 2012	67	12.46	12.46	830	0.16%	0.16%	1.74%	—	—
Putnam Variable Trust:
Absolute Return 500 Fund
December 31, 2016	125	10.86	10.86	1,357	0.74%	0.74%	5.33%	—	—
December 31, 2015	308	10.78	10.78	3,322	-0.55%	-0.55%	0.04%	—	—
December 31, 2014	64	10.84	10.84	691	3.83%	3.83%	0.00%	—	—
December 31, 2013	34	10.44	10.44	351	4.09%	4.09%	0.00%	—	—
December 31, 2012	23	10.03	10.03	231	4.37%	4.37%	0.00%	—	—
American Government Income Fund
December 31, 2016	101	11.08	11.08	1,114	0.18%	0.18%	1.72%	—	—
December 31, 2015	129	11.06	11.06	1,426	-0.63%	-0.63%	2.47%	—	—
December 31, 2014	544	11.13	11.13	6,052	4.31%	4.31%	2.85%	—	—
December 31, 2013	82	10.67	10.67	880	-0.47%	-0.47%	0.94%	—	—
December 31, 2012	36	10.72	10.72	384	1.80%	1.80%	1.80%	—	—
Diversified Income Fund
December 31, 2016	197	12.07	12.07	2,381	5.41%	5.41%	7.37%	—	—
December 31, 2015	371	11.45	11.45	4,248	-2.39%	-2.39%	7.36%	—	—
December 31, 2014	365	11.73	11.73	4,285	0.34%	0.34%	5.02%	—	—
December 31, 2013	767	11.69	11.69	8,960	7.84%	7.84%	4.29%	—	—
December 31, 2012	54	10.84	10.84	581	11.52%	11.52%	5.57%	—	—
Equity Income Fund
December 31, 2016	248	21.02	21.02	5,205	13.62%	13.62%	2.22%	—	—
December 31, 2015	315	18.50	18.50	5,832	-3.04%	-3.04%	1.39%	—	—
December 31, 2014	206	19.08	19.08	3,926	12.70%	12.70%	1.17%	—	—
December 31, 2013	193	16.93	16.93	3,268	32.37%	32.37%	0.95%	—	—
December 31, 2012	59	12.79	12.79	756	19.31%	19.31%	2.17%	—	—
High Yield Fund
December 31, 2016	1,230	14.33	14.33	17,621	15.56%	15.56%	11.91%	—	—
December 31, 2015	84	12.40	12.40	1,043	-5.34%	-5.34%	12.58%	—	—
December 31, 2014	106	13.10	13.10	1,382	1.55%	1.55%	7.24%	—	—
December 31, 2013	1,094	12.90	12.90	14,105	7.86%	7.86%	4.33%	—	—
December 31, 2012	337	11.96	11.96	4,033	16.00%	16.00%	7.63%	—	—
Income Fund
December 31, 2016	604	12.72	12.72	7,683	2.00%	2.00%	4.17%	—	—
December 31, 2015	612	12.47	12.47	7,631	-1.42%	-1.42%	6.06%	—	—
December 31, 2014	502	12.65	12.65	6,354	6.39%	6.39%	6.15%	—	—
December 31, 2013	97	11.89	11.89	1,150	1.89%	1.89%	4.44%	—	—
December 31, 2012	132	11.67	11.67	1,545	10.72%	10.72%	1.66%	—	—
Redwood Investment Management, LLC:
VIT Managed Volatility Portfolio – Class I
December 31, 2016	1,168	10.65	10.65	12,441	12.58%	12.58%	1.09%	—	—
December 31, 2015	2,025	9.46	9.46	19,156	-5.40%	-5.40%	0.06%	—	—
Inception February 9, 2015		10.00	10.00
VIT Managed Volatility Portfolio – Class N
December 31, 2016	599	10.41	10.41	6,234	12.06%	12.06%	1.04%	—	—
December 31, 2015	546	9.29	9.29	5,072	-5.88%	-5.88%	0.00%	—	—
December 31, 2014	770	9.87	9.87	7,595	-1.30%	-1.30%	0.00%	—	—
Inception October 31, 2014		10.00	10.00

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2016 and 2015

	As of December 31 (unless noted)						INVESTMENT
FUND DESCRIPTION	UNITS	LOWEST	HIGHEST	NET ASSETS	LOWEST	HIGHEST	INCOME	LOWEST	HIGHEST
PRODUCT	(000s)	UNIT VALUE		(000s)	TOTAL RETURN		RATIO	EXPENSE RATIO
Royce Capital Fund:
Micro-Cap Portfolio
December 31, 2016	222	$20.81	$26.87	$4,631	18.16%	19.67%	1.34%	—	1.30%
December 31, 2015	124	17.39	22.74	2,163	-13.60%	-12.44%	0.00%	—	1.30%
December 31, 2014	147	19.86	26.32	2,920	-4.81%	-3.59%	0.00%	—	1.30%
December 31, 2013	174	20.60	27.65	3,594	19.39%	21.03%	0.51%	—	1.30%
December 31, 2012	157	17.02	23.16	2,678	6.24%	7.59%	0.00%	—	1.30%
Royce Capital Fund:
Small-Cap Portfolio
December 31, 2016	387	24.42	34.60	9,464	19.39%	20.95%	2.06%	—	1.30%
December 31, 2015	350	20.19	28.98	7,070	-12.95%	-11.80%	0.74%	—	1.30%
December 31, 2014	366	22.89	33.29	8,386	1.93%	3.25%	0.12%	—	1.30%
December 31, 2013	445	22.17	32.66	9,877	32.98%	34.69%	1.17%	—	1.30%
December 31, 2012	382	16.46	24.56	6,300	11.03%	12.51%	0.11%	—	1.30%
Russell Investment Funds:
Aggressive Equity Fund
December 31, 2016	1	15.74	15.74	24	18.61%	18.61%	0.84%	—	—
December 31, 2015	2	13.27	13.27	20	-7.14%	-7.14%	0.66%	—	—
December 31, 2014	2	14.29	14.29	22	1.56%	1.56%	0.25%	—	—
December 31, 2013	2	14.07	14.07	22	40.00%	40.00%	0.40%	—	—
December 31, 2012	3	10.05	10.05	32	15.78%	15.78%	1.36%	—	—
Balanced Strategy Fund
December 31, 2016	62	12.94	12.94	799	9.01%	9.01%	3.31%	—	—
December 31, 2015	65	11.87	11.87	770	-2.30%	-2.30%	2.14%	—	—
December 31, 2014	65	12.15	12.15	791	4.65%	4.65%	2.93%	—	—
December 31, 2013	68	11.61	11.61	793	12.39%	12.39%	1.79%	—	—
December 31, 2012	141	10.33	10.33	1,459	13.02%	13.02%	3.15%	—	—
Core Bond Fund
December 31, 2016	29	11.85	11.85	348	3.04%	3.04%	1.59%	—	—
December 31, 2015	35	11.50	11.50	403	-0.09%	-0.09%	2.39%	—	—
December 31, 2014	35	11.51	11.51	405	5.40%	5.40%	1.57%	—	—
December 31, 2013	39	10.92	10.92	430	-1.44%	-1.44%	1.47%	—	—
December 31, 2012	18	11.08	11.08	205	8.41%	8.41%	2.44%	—	—
Equity Growth Strategy Fund
December 31, 2016	17	13.12	13.12	225	10.81%	10.81%	2.93%	—	—
December 31, 2015	17	11.84	11.84	205	-3.90%	-3.90%	1.50%	—	—
December 31, 2014	17	12.32	12.32	215	3.53%	3.53%	2.52%	—	—
December 31, 2013	29	11.90	11.90	343	19.84%	19.84%	2.55%	—	—
December 31, 2012	11	9.93	9.93	114	15.60%	15.60%	3.77%	—	—
Global Real Estate Securities Fund
December 31, 2016	67	13.49	13.49	899	2.98%	2.98%	4.01%	—	—
December 31, 2015	125	13.10	13.10	1,642	0.23%	0.23%	1.62%	—	—
December 31, 2014	158	13.07	13.07	2,063	14.75%	14.75%	3.18%	—	—
December 31, 2013	186	11.39	11.39	2,115	3.64%	3.64%	3.88%	—	—
December 31, 2012	193	10.99	10.99	2,119	27.64%	27.64%	6.75%	—	—
Moderate Strategy Fund
December 31, 2016	26	12.52	12.52	325	7.75%	7.75%	3.79%	—	—
December 31, 2015	26	11.62	11.62	303	-1.78%	-1.78%	2.51%	—	—
December 31, 2014	26	11.83	11.83	310	4.88%	4.88%	2.46%	—	—
December 31, 2013	41	11.28	11.28	457	6.82%	6.82%	1.85%	—	—
December 31, 2012	14	10.56	10.56	144	11.04%	11.04%	4.57%	—	—
Multi-Style Equity Fund
December 31, 2016	12	17.42	17.42	210	10.60%	10.60%	1.03%	—	—
December 31, 2015	12	15.75	15.75	192	1.09%	1.09%	0.81%	—	—
December 31, 2014	12	15.58	15.58	192	11.68%	11.68%	1.19%	—	—
December 31, 2013	13	13.95	13.95	186	32.98%	32.98%	0.55%	—	—
December 31, 2012	4	10.49	10.49	46	15.66%	15.66%	1.35%	—	—

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2016 and 2015

	As of December 31 (unless noted)						INVESTMENT
FUND DESCRIPTION	UNITS	LOWEST	HIGHEST	NET ASSETS	LOWEST	HIGHEST	INCOME	LOWEST	HIGHEST
PRODUCT	(000s)	UNIT VALUE		(000s)	TOTAL RETURN		RATIO	EXPENSE RATIO
Russell Investment Funds: (continued)
Non U.S. Fund
December 31, 2016	11	$11.18	$11.18	$123	2.38%	2.38%	3.07%	—	—
December 31, 2015	13	10.92	10.92	144	-1.36%	-1.36%	1.15%	—	—
December 31, 2014	14	11.07	11.07	152	-4.40%	-4.40%	1.95%	—	—
December 31, 2013	16	11.58	11.58	185	21.89%	21.89%	1.71%	—	—
December 31, 2012	14	9.50	9.50	133	19.80%	19.80%	1.89%	—	—
SEI Insurance Products Trust:
Balanced Strategy Fund
December 31, 2016	38	10.91	10.91	413	7.17%	7.17%	4.59%	—	—
December 31, 2015	9	10.18	10.18	92	-3.14%	-3.14%	0.98%	—	—
December 31, 2014	30	10.51	10.51	317	4.06%	4.06%	4.62%	—	—
December 31, 2013	—	10.10	10.10	—	0.70%	0.70%	0.00%	—	—
Inception November 15, 2013	—	10.03	10.03	—
Conservative Strategy Fund
December 31, 2016	139	10.74	10.74	1,491	3.97%	3.97%	1.51%	—	—
December 31, 2015	135	10.33	10.33	1,392	-0.29%	-0.29%	2.09%	—	—
December 31, 2014	54	10.36	10.36	562	3.39%	3.39%	2.52%	—	—
December 31, 2013	3	10.02	10.02	26	0.10%	0.10%	0.00%	—	—
Inception November 15, 2013	—	10.01	10.01	—
Defensive Strategy Fund
December 31, 2016	92	10.36	10.36	955	2.37%	2.37%	0.97%	—	—
December 31, 2015	44	10.12	10.12	444	-0.30%	-0.30%	0.96%	—	—
December 31, 2014	40	10.15	10.15	405	1.50%	1.50%	1.35%	—	—
December 31, 2013	—	10.00	10.00	—	0.00%	0.00%	0.00%	—	—
Inception November 15, 2013	—	10.00	10.00	—
Market Growth Strategy Fund
December 31, 2016	186	10.98	10.98	2,045	7.65%	7.65%	2.11%	—	—
December 31, 2015	255	10.20	10.20	2,603	-3.41%	-3.41%	1.44%	—	—
December 31, 2014	223	10.56	10.56	2,352	4.14%	4.14%	7.07%	—	—
December 31, 2013	1	10.14	10.14	15	1.10%	1.10%	0.00%	—	—
Inception November 15, 2013	—	10.03	10.03	—
Market Plus Strategy Fund
December 31, 2016	76	11.17	11.17	848	8.45%	8.45%	1.76%	—	—
December 31, 2015	136	10.30	10.30	1,396	-3.56%	-3.56%	1.87%	—	—
December 31, 2014	58	10.68	10.68	623	4.60%	4.60%	13.85%	—	—
December 31, 2013	1	10.21	10.21	8	1.69%	1.69%	0.00%	—	—
Inception November 15, 2013	—	10.04	10.04	—
SEI Insurance Products Trust:
Moderate Strategy Fund
December 31, 2016	130	11.12	11.12	1,444	6.21%	6.21%	2.22%	—	—
December 31, 2015	138	10.47	10.47	1,442	-1.04%	-1.04%	1.95%	—	—
December 31, 2014	112	10.58	10.58	1,188	5.38%	5.38%	7.68%	—	—
December 31, 2013	—	10.04	10.04	—	0.20%	0.20%	0.00%	—	—
Inception November 15, 2013	—	10.02	10.02	—
T. Rowe Price Equity Series, Inc:
Blue Chip Growth Portfolio II
December 31, 2016	1,451	22.95	22.95	33,303	0.53%	0.53%	0.00%	—	—
December 31, 2015	1,474	22.83	22.83	33,663	10.77%	10.77%	0.00%	—	—
December 31, 2014	1,029	20.61	20.61	21,194	8.87%	8.87%	0.00%	—	—
December 31, 2013	844	18.93	18.93	15,972	40.85%	40.85%	0.00%	—	—
December 31, 2012	718	13.44	13.44	9,649	17.89%	17.89%	0.00%	—	—
Equity Income Portfolio II
December 31, 2016	820	18.52	18.52	15,197	18.87%	18.87%	2.13%	—	—
December 31, 2015	744	15.58	15.58	11,608	-7.10%	-7.10%	1.55%	—	—
December 31, 2014	913	16.77	16.77	15,305	7.09%	7.09%	1.53%	—	—
December 31, 2013	816	15.66	15.66	12,770	29.42%	29.42%	1.35%	—	—
December 31, 2012	636	12.10	12.10	7,700	16.91%	16.91%	1.95%	—	—

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2016 and 2015

	As of December 31 (unless noted)						INVESTMENT
FUND DESCRIPTION	UNITS	LOWEST	HIGHEST	NET ASSETS	LOWEST	HIGHEST	INCOME	LOWEST	HIGHEST
PRODUCT	(000s)	UNIT VALUE		(000s)	TOTAL RETURN		RATIO	EXPENSE RATIO
T. Rowe Price Equity Series, Inc: (continued)
Health Sciences Portfolio II
December 31, 2016	388	$38.90	$38.90	$15,094	-10.72%	-10.72%	0.00%	—	—
December 31, 2015	674	43.57	43.57	29,373	12.47%	12.47%	0.00%	—	—
December 31, 2014	524	38.74	38.74	20,290	31.23%	31.23%	0.00%	—	—
December 31, 2013	363	29.52	29.52	10,711	50.54%	50.54%	0.00%	—	—
December 31, 2012	299	19.61	19.61	5,865	31.00%	31.00%	0.00%	—	—
T. Rowe Price Fixed Income Series, Inc.:
Limited-Term Bond Portfolio II
December 31, 2016	767	12.17	12.17	9,338	1.16%	1.16%	1.11%	—	—
December 31, 2015	856	12.03	12.03	10,294	0.08%	0.08%	0.89%	—	—
December 31, 2014	633	12.02	12.02	7,609	0.33%	0.33%	0.98%	—	—
December 31, 2013	347	11.98	11.98	4,162	-0.08%	-0.08%	1.25%	—	—
December 31, 2012	151	11.99	11.99	1,813	2.39%	2.39%	1.83%	—	—
Third Avenue Variable Series Trust:
Value Portfolio
December 31, 2016	280	15.87	20.91	4,445	10.81%	12.23%	0.92%	—	1.30%
December 31, 2015	268	14.14	18.87	3,792	-10.10%	-8.89%	3.20%	—	1.30%
December 31, 2014	362	15.52	20.99	5,622	3.04%	4.37%	3.20%	—	1.30%
December 31, 2013	286	14.87	20.37	4,258	17.47%	18.96%	3.14%	—	1.30%
December 31, 2012	359	12.50	17.34	4,488	25.65%	27.42%	0.90%	—	1.30%
Timothy Plan Variable Series:
Conservative Growth Portfolio
December 31, 2016	173	13.13	13.13	2,265	5.89%	5.89%	0.71%	—	—
December 31, 2015	219	12.40	12.40	2,722	-2.90%	-2.90%	1.40%	—	—
December 31, 2014	194	12.77	12.77	2,479	2.57%	2.57%	2.81%	—	—
December 31, 2013	146	12.45	12.45	1,820	10.08%	10.08%	1.22%	—	—
December 31, 2012	52	11.31	11.31	594	7.82%	7.82%	4.17%	—	—
Strategic Growth Portfolio
December 31, 2016	174	13.74	13.74	2,387	5.53%	5.53%	0.38%	—	—
December 31, 2015	177	13.02	13.02	2,310	-3.77%	-3.77%	0.65%	—	—
December 31, 2014	407	13.53	13.53	5,505	1.58%	1.58%	2.39%	—	—
December 31, 2013	115	13.32	13.32	1,538	18.19%	18.19%	0.92%	—	—
December 31, 2012	23	11.27	11.27	262	11.36%	11.36%	1.46%	—	—
Tortoise Variable Insurance Portfolio:
MLP & Pipeline Fund
December 31, 2016	752	8.89	8.89	6,687	40.22%	40.22%	1.37%	—	—
December 31, 2015	358	6.34	6.34	2,270	-36.85%	-36.85%	0.29%	—	—
December 31, 2014	177	10.04	10.04	1,773	-0.30%	-0.30%	0.00%	—	—
Inception May 1, 2014		10.07	10.07
VanEck VIP Trust:
Emerging Markets Fund
December 31, 2016	688	19.96	22.01	15,148	-1.14%	0.09%	0.43%	—	1.30%
December 31, 2015	636	20.19	21.99	13,994	-15.13%	-14.00%	0.51%	—	1.30%
December 31, 2014	535	23.79	25.57	13,668	-1.69%	-0.39%	0.45%	—	1.30%
December 31, 2013	443	24.20	25.67	11,373	10.55%	12.00%	1.29%	—	1.30%
December 31, 2012	312	21.89	22.92	7,148	28.16%	29.78%	0.00%	—	1.30%
Global Gold Fund
December 31, 2016	466	8.07	8.07	3,769	48.07%	48.07%	0.17%	—	—
December 31, 2015	152	5.45	5.45	830	-24.20%	-24.20%	0.00%	—	—
December 31, 2014	122	7.19	7.19	880	-6.01%	-6.01%	0.30%	—	—
December 31, 2013	86	7.65	7.65	660	-21.70%	-21.70%	0.00%	—	—
Inception May 1, 2013	—	9.77	9.77	—

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2016 and 2015

	As of December 31 (unless noted)						INVESTMENT
FUND DESCRIPTION	UNITS	LOWEST	HIGHEST	NET ASSETS	LOWEST	HIGHEST	INCOME	LOWEST	HIGHEST
PRODUCT	(000s)	UNIT VALUE		(000s)	TOTAL RETURN		RATIO	EXPENSE RATIO
VanEck VIP Trust: (continued)
Global Hard Assets Fund
December 31, 2016	263	$21.56	$26.48	$5,661	41.83%	43.73%	0.31%	—	1.30%
December 31, 2015	166	15.00	18.67	2,492	-34.31%	-33.45%	0.02%	—	1.30%
December 31, 2014	173	22.54	28.42	3,892	-20.15%	-19.10%	0.08%	—	1.30%
December 31, 2013	182	27.86	35.59	5,084	9.10%	10.56%	0.70%	—	1.30%
December 31, 2012	205	25.20	32.62	5,176	2.03%	3.36%	0.70%	—	1.30%
Unconstrained Emerging Markets Bond Fund
December 31, 2016	63	13.02	15.54	827	5.07%	6.37%	0.00%	—	1.30%
December 31, 2015	73	12.24	14.79	888	-14.21%	-13.07%	6.37%	—	1.30%
December 31, 2014	70	14.08	17.24	989	0.88%	2.18%	2.64%	—	1.30%
December 31, 2013	54	13.78	17.09	746	-10.34%	-9.16%	2.70%	—	1.30%
December 31, 2012	68	15.17	19.06	1,024	4.15%	5.57%	2.47%	—	1.30%
Vanguard Variable Insurance Fund:
Balanced Portfolio
December 31, 2016	3,633	12.10	18.29	51,454	10.60%	10.98%	2.28%	—	0.35%
December 31, 2015	2,640	10.94	16.48	35,258	-0.27%	0.12%	2.09%	—	0.35%
December 31, 2014	1,721	10.97	16.46	24,872	9.81%	9.92%	2.01%	—	0.35%
December 31, 2013	905	14.99	14.99	13,564	19.92%	19.92%	2.20%	—	—
December 31, 2012	427	12.50	12.50	5,342	12.51%	12.51%	2.36%	—	—
Capital Growth Portfolio
December 31, 2016	995	13.38	22.83	16,260	10.49%	10.83%	1.12%	—	0.35%
December 31, 2015	844	12.11	20.60	12,997	2.19%	2.64%	1.00%	—	0.35%
December 31, 2014	623	11.85	20.07	10,798	18.41%	18.50%	0.83%	—	0.35%
December 31, 2013	377	16.95	16.95	6,382	38.48%	38.48%	0.93%	—	—
December 31, 2012	135	12.24	12.24	1,650	15.47%	15.47%	0.84%	—	—
Diversified Value Portfolio
December 31, 2016	1,109	12.04	18.13	15,648	12.52%	12.96%	2.57%	—	0.35%
December 31, 2015	987	10.70	16.05	12,848	-2.82%	-2.43%	2.09%	—	0.35%
December 31, 2014	598	11.01	16.45	8,904	9.81%	9.88%	1.98%	—	0.35%
December 31, 2013	401	14.98	14.98	6,011	29.36%	29.36%	1.82%	—	—
December 31, 2012	220	11.58	11.58	2,542	16.50%	16.50%	1.82%	—	—
Equity Income Portfolio
December 31, 2016	3,292	12.83	24.60	57,979	14.66%	15.06%	2.41%	—	0.35%
December 31, 2015	2,428	11.19	21.38	41,903	0.54%	0.85%	2.49%	—	0.35%
December 31, 2014	1,893	11.13	21.20	36,162	11.40%	11.41%	2.23%	—	0.35%
December 31, 2013	1,482	19.03	19.03	28,196	30.08%	30.08%	1.55%	—	—
December 31, 2012	342	14.63	14.63	5,010	13.41%	13.41%	1.77%	—	—
Equity Index Portfolio
December 31, 2016	5,123	12.77	19.36	73,598	11.43%	11.78%	1.91%	—	0.35%
December 31, 2015	3,432	11.46	17.32	46,133	0.97%	1.29%	1.58%	—	0.35%
December 31, 2014	2,201	11.35	17.10	32,130	13.47%	13.50%	1.27%	—	0.35%
December 31, 2013	870	15.07	15.07	13,116	32.19%	32.19%	1.49%	—	—
December 31, 2012	574	11.40	11.40	6,547	15.85%	15.85%	1.59%	—	—
Growth Portfolio
December 31, 2016	1,353	12.10	22.04	19,100	-1.39%	-1.08%	0.51%	—	0.35%
December 31, 2015	1,252	12.27	22.28	17,795	7.54%	8.00%	0.42%	—	0.35%
December 31, 2014	451	11.41	20.63	7,115	13.79%	13.87%	0.36%	—	0.35%
December 31, 2013	222	18.13	18.13	4,026	35.30%	35.30%	0.46%	—	—
December 31, 2012	189	13.40	13.40	2,531	18.37%	18.37%	0.31%	—	—
High Yield Bond Portfolio
December 31, 2016	2,194	11.34	16.83	29,153	10.96%	11.31%	5.09%	—	0.35%
December 31, 2015	1,461	10.22	15.12	18,591	-1.92%	-1.56%	5.10%	—	0.35%
December 31, 2014	1,325	10.42	15.36	18,590	4.42%	4.51%	6.72%	—	0.35%
December 31, 2013	673	14.71	14.71	9,906	4.33%	4.33%	5.17%	—	—
December 31, 2012	630	14.10	14.10	8,884	14.36%	14.36%	4.39%	—	—

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2016 and 2015

	As of December 31 (unless noted)						INVESTMENT
FUND DESCRIPTION	UNITS	LOWEST	HIGHEST	NET ASSETS	LOWEST	HIGHEST	INCOME	LOWEST	HIGHEST
PRODUCT	(000s)	UNIT VALUE		(000s)	TOTAL RETURN		RATIO	EXPENSE RATIO
Vanguard Variable Insurance Fund: (continued)
International Portfolio
December 31, 2016	4,360	$9.47	$11.45	$44,512	1.50%	1.87%	1.27%	—	0.35%
December 31, 2015	3,150	9.33	11.24	32,450	-1.17%	-0.71%	1.57%	—	0.35%
December 31, 2014	1,985	9.44	11.32	21,308	-6.06%	-5.98%	1.22%	—	0.35%
December 31, 2013	914	12.05	12.05	11,015	23.21%	23.21%	1.41%	—	—
December 31, 2012	689	9.78	9.78	6,734	20.15%	20.15%	1.75%	—	—
Mid-Cap Index Portfolio
December 31, 2016	2,319	12.39	25.29	35,785	10.72%	11.12%	1.26%	—	0.35%
December 31, 2015	1,875	11.19	22.76	26,772	-1.76%	-1.43%	1.03%	—	0.35%
December 31, 2014	1,018	11.39	23.09	17,247	13.58%	13.67%	0.72%	—	0.35%
December 31, 2013	352	20.33	20.33	7,162	34.99%	34.99%	0.87%	—	—
December 31, 2012	209	15.06	15.06	3,149	15.76%	15.76%	0.94%	—	—
REIT Index Portfolio
December 31, 2016	2,908	14.22	25.90	52,944	7.97%	8.37%	2.31%	—	0.35%
December 31, 2015	2,401	13.17	23.90	44,024	1.86%	2.22%	1.73%	—	0.35%
December 31, 2014	1,846	12.93	23.38	35,150	30.08%	30.11%	2.86%	—	0.35%
December 31, 2013	879	17.97	17.97	15,797	2.33%	2.33%	1.64%	—	—
December 31, 2012	463	17.56	17.56	8,126	17.46%	17.46%	1.64%	—	—
Short-Term Investment Grade Portfolio
December 31, 2016	9,903	10.47	13.02	113,193	2.35%	2.76%	1.77%	—	0.35%
December 31, 2015	8,350	10.23	12.67	94,852	0.79%	1.12%	1.57%	—	0.35%
December 31, 2014	5,155	10.15	12.53	61,077	1.70%	1.81%	1.36%	—	0.35%
December 31, 2013	2,797	12.32	12.32	34,450	1.07%	1.07%	1.76%	—	—
December 31, 2012	1,509	12.19	12.19	18,384	4.46%	4.46%	2.28%	—	—
Small Company Growth Portfolio
December 31, 2016	1,350	11.50	24.88	19,901	14.54%	14.97%	0.31%	—	0.35%
December 31, 2015	983	10.04	21.64	14,018	-3.09%	-2.79%	0.43%	—	0.35%
December 31, 2014	661	10.36	22.26	11,147	3.39%	3.39%	0.24%	—	0.35%
December 31, 2013	397	21.53	21.53	8,537	46.56%	46.56%	0.55%	—	—
December 31, 2012	182	14.69	14.69	2,672	14.68%	14.68%	0.21%	—	—
Total Bond Market Index Portfolio
December 31, 2016	10,492	10.77	13.88	124,508	2.09%	2.44%	1.97%	—	0.35%
December 31, 2015	6,580	10.55	13.55	77,773	0.00%	0.37%	1.96%	—	0.35%
December 31, 2014	4,120	10.55	13.50	50,905	5.88%	5.92%	1.63%	—	0.35%
December 31, 2013	1,419	12.75	12.75	18,095	-2.30%	-2.30%	2.75%	—	—
December 31, 2012	1,346	13.05	13.05	17,560	3.98%	3.98%	2.34%	—	—
Total Stock Market Index Portfolio
December 31, 2016	6,053	12.60	19.66	90,141	12.10%	12.54%	1.32%	—	0.35%
December 31, 2015	4,439	11.24	17.47	61,571	0.00%	0.40%	1.16%	—	0.35%
December 31, 2014	3,013	11.24	17.40	46,187	12.26%	12.40%	1.21%	—	0.35%
December 31, 2013	1,963	15.50	15.50	30,419	33.28%	33.28%	1.18%	—	—
December 31, 2012	813	11.63	11.63	9,459	16.30%	16.30%	1.38%	—	—
Virtus Variable Insurance Trust:
Equity Trend Series
December 31, 2016	132	13.56	13.56	1,787	-0.95%	-0.95%	0.00%	—	—
December 31, 2015	382	13.69	13.69	5,240	-9.34%	-9.34%	0.00%	—	—
December 31, 2014	1,992	15.10	15.10	30,073	2.23%	2.23%	0.22%	—	—
December 31, 2013	1,178	14.77	14.77	17,393	28.77%	28.77%	0.57%	—	—
December 31, 2012	340	11.47	11.47	3,903	10.61%	10.61%	2.10%	—	—
International Series
December 31, 2016	107	10.80	10.80	1,161	-1.64%	-1.64%	0.71%	—	—
December 31, 2015	202	10.98	10.98	2,216	-10.44%	-10.44%	2.18%	—	—
December 31, 2014	169	12.26	12.26	2,073	-3.92%	-3.92%	3.93%	—	—
December 31, 2013	222	12.76	12.76	2,837	7.77%	7.77%	2.45%	—	—
December 31, 2012	120	11.84	11.84	1,422	16.54%	16.54%	3.66%	—	—

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2016 and 2015

	As of December 31 (unless noted)						INVESTMENT
FUND DESCRIPTION	UNITS	LOWEST	HIGHEST	NET ASSETS	LOWEST	HIGHEST	INCOME	LOWEST	HIGHEST
PRODUCT	(000s)	UNIT VALUE		(000s)	TOTAL RETURN		RATIO	EXPENSE RATIO
Virtus Variable Insurance Trust:
Multi-Sector Fixed Income Series
December 31, 2016	559	$12.99	$12.99	$7,257	9.34%	9.34%	4.50%	—	—
December 31, 2015	492	11.88	11.88	5,851	-1.25%	-1.25%	4.31%	—	—
December 31, 2014	466	12.03	12.03	5,606	1.86%	1.86%	5.41%	—	—
December 31, 2013	270	11.81	11.81	3,191	2.25%	2.25%	4.27%	—	—
December 31, 2012	800	11.55	11.55	9,243	14.70%	14.70%	6.90%	—	—
Real Estate Securities Series
December 31, 2016	230	18.12	18.12	4,165	6.84%	6.84%	1.83%	—	—
December 31, 2015	248	16.96	16.96	4,205	2.35%	2.35%	1.18%	—	—
December 31, 2014	349	16.57	16.57	5,789	31.61%	31.61%	1.21%	—	—
December 31, 2013	175	12.59	12.59	2,199	0.88%	0.88%	1.56%	—	—
December 31, 2012	124	12.48	12.48	1,543	16.96%	16.96%	1.43%	—	—
Wells Fargo VT Funds:
Discovery Fund
December 31, 2016	107	26.45	33.20	3,541	6.27%	7.65%	0.00%	—	1.30%
December 31, 2015	137	24.89	30.84	4,225	-2.74%	-1.47%	0.00%	—	1.30%
December 31, 2014	182	25.59	31.30	5,656	-0.97%	0.35%	0.00%	—	1.30%
December 31, 2013	352	25.84	31.19	10,949	41.98%	43.80%	0.01%	—	1.30%
December 31, 2012	106	18.20	21.69	2,284	16.22%	17.75%	0.00%	—	1.30%
Opportunity Fund
December 31, 2016	38	25.70	30.03	976	10.77%	12.23%	2.13%	—	1.30%
December 31, 2015	27	22.90	27.11	611	-4.34%	-3.09%	0.14%	—	1.30%
December 31, 2014	24	23.63	28.34	577	9.00%	10.42%	0.06%	—	1.30%
December 31, 2013	21	21.40	26.00	460	28.97%	30.73%	0.19%	—	1.30%
December 31, 2012	23	16.37	20.16	372	14.03%	15.53%	0.09%	—	1.30%
Westchester Capital Management:
Merger Fund VL
December 31, 2016	1,213	11.44	11.44	13,869	2.51%	2.51%	0.77%	—	—
December 31, 2015	1,154	11.16	11.16	12,885	-0.98%	-0.98%	2.05%	—	—
December 31, 2014	1,107	11.27	11.27	12,477	1.44%	1.44%	1.35%	—	—
December 31, 2013	925	11.11	11.11	10,281	3.83%	3.83%	0.35%	—	—
December 31, 2012	513	10.70	10.70	5,493	2.49%	2.49%	0.00%	—	—
Wilshire Variable Insurance Trust:
2015 ETF Fund
December 31, 2016	4	12.64	12.64	45	6.49%	6.49%	2.24%	—	—
December 31, 2015	4	11.87	11.87	43	-1.98%	-1.98%	1.58%	—	—
December 31, 2014	9	12.11	12.11	104	4.76%	4.76%	1.51%	—	—
December 31, 2013	12	11.56	11.56	134	10.41%	10.41%	0.61%	—	—
December 31, 2012	—	10.47	10.47	—	4.28%	4.28%	0.00%	—	—
Inception May 1, 2012		10.04	10.04
2035 ETF Fund
December 31, 2016	2	13.37	13.37	29	7.05%	7.05%	0.31%	—	—
December 31, 2015	23	12.49	12.49	283	-2.19%	-2.19%	1.64%	—	—
December 31, 2014	23	12.77	12.77	293	5.36%	5.36%	1.17%	—	—
December 31, 2013	25	12.12	12.12	304	14.99%	14.99%	4.01%	—	—
December 31, 2012	—	10.54	10.54	—	4.88%	4.88%	0.00%	—	—
Inception May 1, 2012		10.05	10.05

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2016 and 2015

(7)  Unit Progression

The change in units outstanding for the year ended December 31, 2016 was as follows:

FUND DESCRIPTION	NOTES*	NUMBER OF UNITS BEGINNING OF THE YEAR	UNITS PURCHASED	UNITS REDEEMED	NUMBER OF UNITS END OF THE YEAR
AB VARIABLE PRODUCTS SERIES FUND, INC:
Dynamic Asset Allocation		119,979.1	13,091.2	(95,171.8)	37,898.5
Global Thematic Growth		33,169.4	73,391.8	(81,111.5)	25,449.7
Growth and Income		444,069.4	272,459.0	(205,238.6)	511,289.8
International Growth		147,790.0	288,596.1	(277,812.8)	158,573.3
International Value		197,037.7	116,758.1	(87,064.2)	226,731.6
Small Cap Growth		52,016.1	3,610.2	(14,626.0)	41,000.3
Small-Mid Cap Value		297,121.5	278,599.4	(139,323.5)	436,397.4
ADVISORS PREFERRED TRUST:
Gold Bullion Strategy		274,255.7	3,859,592.2	(3,484,214.2)	649,633.7
THE ALGER PORTFOLIOS:
Capital Appreciation		486,169.8	211,319.5	(342,382.6)	355,106.7
Large Cap Growth		101,237.5	52,992.2	(65,114.1)	89,115.6
Mid Cap Growth		38,392.2	54,644.1	(35,392.3)	57,644.0
Small Cap Growth		6,415.0	154.2	(129.5)	6,439.7
ALPS VARIABLE INVESTMENT TRUST:
ALPS/Alerian Energy Infrastructure		870,957.1	1,439,139.5	(1,185,924.7)	1,124,171.9
ALPS/Red Rocks Listed Private Equity		25,992.0	61,847.1	(39,114.2)	48,724.9
ALPS VARIABLE INVESTMENT TRUST:
Morningstar ETF Asset Allocation Series:	c
Aggressive Growth		44,508.5	43,838.2	(2,693.4)	85,653.3
Balanced		651,723.5	207,891.1	(145,815.5)	713,799.1
Conservative		178,104.4	238,872.0	(124,628.6)	292,347.8
Growth		390,847.8	122,030.4	(47,439.4)	465,438.8
Income and Growth		149,680.5	120,674.1	(49,033.2)	221,321.4
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC:
Balanced		262,230.9	189,686.6	(83,315.4)	368,602.1
Income & Growth		333,040.4	245,953.5	(173,094.3)	405,899.6
Inflation Protection		341,641.8	521,078.4	(320,194.5)	542,525.7
International		151,217.2	20,040.9	(56,724.9)	114,533.2
Large Company Value		324,052.7	74,743.3	(79,207.7)	319,588.3
Mid Cap Value		424,467.4	18,123.3	(67,006.5)	375,584.2
Ultra		90,645.5	216,522.9	(174,542.3)	132,626.1
Value		368,237.8	447,408.7	(292,081.6)	523,564.9
AMERICAN FUNDS INSURANCE SERIES:
Asset Allocation		1,101,035.8	743,891.6	(585,596.7)	1,259,330.7
Blue Chip Income and Growth		219,955.9	970,507.5	(438,151.3)	752,312.1
Bond		670,249.6	453,333.2	(830,767.1)	292,815.7
Global Bond		117,974.0	205,071.1	(163,877.3)	159,167.8
Growth		663,791.9	653,137.4	(275,340.1)	1,041,589.2
Growth-Income		644,069.6	481,590.2	(229,374.7)	896,285.1
High Income Bond		62,951.8	7,576,216.2	(6,939,153.1)	700,014.9
International		719,366.6	500,937.9	(96,907.7)	1,123,396.8
Managed Risk Asset Allocation		102,218.1	85,153.0	(25,792.9)	161,578.2
Managed Risk Blue Chip and Growth		31,696.9	167,137.7	(85,333.0)	113,501.6
Managed Risk Growth		27,744.9	—	(9,311.2)	18,433.7
Managed Risk Growth-Income		22,120.2	2,296.3	(20,961.4)	3,455.1
Managed Risk International		5,769.0	—	(2,062.5)	3,706.5
Mortgage		582,538.1	907,984.9	(1,239,454.2)	251,068.8
New World		124,539.5	473,372.4	(68,076.1)	529,835.8

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2016 and 2015

FUND DESCRIPTION	NOTES*	NUMBER OF UNITS BEGINNING OF THE YEAR	UNITS PURCHASED	UNITS REDEEMED	NUMBER OF UNITS END OF THE YEAR
BLACKROCK VARIABLE SERIES FUNDS:
Capital Appreciation		7,348.5	—	(4,662.2)	2,686.3
Equity Dividend		257,975.0	110,414.8	(93,154.6)	275,235.2
Global Allocation		1,241,897.4	406,207.8	(252,194.1)	1,395,911.1
High Yield		854,167.1	13,045,580.5	(11,974,956.1)	1,924,791.5
iShares® Alternative Strategies		17,691.5	337,418.1	(236,452.5)	118,657.1
iShares® Dynamic Fixed Income		31,894.7	49,693.8	(25,533.4)	56,055.1
Large Cap Core		44,067.6	26,378.6	(28,040.0)	42,406.2
Large Cap Growth		52,576.1	168,998.5	(177,515.4)	44,059.2
Large Cap Value		32,606.6	21,956.3	(20,757.3)	33,805.6
Total Return		718,033.1	1,630,279.9	(1,463,404.6)	884,908.4
U.S. Government Bond		131,235.0	854,336.2	(785,651.4)	199,919.8
CALVERT VARIABLE PRODUCTS:
SRI Balanced		31,000.4	12,574.6	(641.6)	42,933.4
COLUMBIA FUNDS VARIABLE SERIES TRUST:
AQR Managed Futures Strategy		90,932.3	1,395,895.0	(426,507.9)	1,060,319.4
Select Large-Cap Value		123,519.5	173,103.2	(92,424.6)	204,198.1
Select Smaller-Cap Value		318,357.7	191,802.9	(214,781.2)	295,379.4
Seligman Global Technology		96,563.7	534,362.0	(429,138.7)	201,787.0
Strategic Income	a	—	133,611.8	(79,237.9)	54,373.9
CREDIT SUISSE TRUST:
Commodity Return Strategy		275,534.3	367,345.4	(332,868.3)	310,011.4
DFA INVESTMENT DIMENSIONS GROUP, INC.:
VA Global Bond		6,113,089.0	1,994,230.1	(1,035,995.8)	7,071,323.3
VA Global Moderate Allocation		1,444,519.4	1,368,437.8	(487,738.5)	2,325,218.7
VA International Small		2,416,353.8	801,546.7	(527,825.4)	2,690,075.1
VA International Value		4,033,455.6	2,148,692.3	(1,244,301.3)	4,937,846.6
VA Short-Term Fixed		3,447,307.4	1,344,193.6	(1,343,057.7)	3,448,443.3
VA U.S. Large Value		4,089,944.9	1,675,060.3	(846,592.5)	4,918,412.7
VA U.S. Targeted Value		2,490,219.0	1,261,598.4	(563,914.9)	3,187,902.5
DELAWARE VIP TRUST;
Small Cap Value Series		20,064.8	796,084.8	(171,062.9)	645,086.7
DREYFUS INVESTMENT PORTFOLIOS:
Small Cap Stock Index		557,396.9	623,150.4	(342,826.9)	837,720.4
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND:		45,859.1	3,178.2	(13,027.9)	36,009.4
DREYFUS STOCK INDEX FUND:		1,713,859.1	1,721,769.1	(1,397,204.5)	2,038,423.7
DREYFUS VARIABLE INVESTMENT FUND:
International Value		301,377.7	111,618.1	(60,236.6)	352,759.2
EATON VANCE VARIABLE TRUST:
Floating-Rate Income		2,789,397.0	4,970,617.7	(2,389,233.9)	5,370,780.8
Large-Cap Value		31,754.0	62,928.6	(22,947.7)	71,734.9
FEDERATED INSURANCE SERIES:
High Income Bond II		309,052.4	1,049,636.2	(965,725.8)	392,962.8
Kaufmann II		147,051.7	40,162.9	(106,719.0)	80,495.6
Managed Volatility II		800,734.8	86,109.4	(504,545.7)	382,298.5
FIDELITY VARIABLE INSURANCE PRODUCTS:
Balanced		537,082.0	300,526.4	(300,147.4)	537,461.0
Contrafund		1,432,706.7	421,761.3	(623,070.5)	1,231,397.5
Disciplined Small Cap		59,587.5	96,491.4	(40,138.3)	115,940.6
Dynamic Capital Appreciation		1,882.5	2.0	(8.6)	1,875.9
Equity-Income		129,494.0	106,883.4	(100,699.0)	135,678.4
Freedom Income	a	—	26,865.7	(23,046.1)	3,819.6
Funds Manager 20%		1,508.7	—	(22.2)	1,486.5
Funds Manager 50%		46,196.4	—	(3,458.8)	42,737.6
Funds Manager 60%		58,338.5	—	(1,543.9)	56,794.6
Funds Manager 70%		83.7	—	(0.1)	83.6

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2016 and 2015

FUND DESCRIPTION	NOTES*	NUMBER OF UNITS BEGINNING OF THE YEAR	UNITS PURCHASED	UNITS REDEEMED	NUMBER OF UNITS END OF THE YEAR
FIDELITY VARIABLE INSURANCE PRODUCTS: (continued)
Growth		288,982.3	136,959.4	(210,198.6)	215,743.1
Growth & Income		119,024.0	210,514.3	(186,012.9)	143,525.4
Growth Opportunities		69,641.4	58,008.2	(66,815.7)	60,833.9
High Income		272,035.0	2,225,171.2	(1,882,193.5)	615,012.7
International Capital Appreciation		205,858.4	335,731.7	(139,608.2)	401,981.9
Investment Grade Bond		1,158,549.4	1,363,444.5	(1,150,888.3)	1,371,105.6
Mid Cap		287,677.6	89,022.5	(95,405.4)	281,294.7
Overseas		505,933.4	332,888.5	(224,932.5)	613,889.4
Real Estate		507,206.1	1,008,536.9	(969,250.5)	546,492.5
Strategic Income		1,615,538.9	1,635,999.6	(1,367,570.0)	1,883,968.5
Target Volatility		46,153.1	467.8	(5,882.1)	40,738.8
Value		170,891.4	118,437.8	(119,890.0)	169,439.2
Value Strategies		5,815.6	94.5	(2,902.6)	3,007.5
FIRST EAGLE VARIABLE FUNDS:
Overseas Variable		1,336,932.1	874,909.3	(516,481.7)	1,695,359.7
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:
Global Real Estate		231,432.2	170,507.2	(222,616.4)	179,323.0
High Income		231,601.1	960,379.7	(656,022.1)	535,958.7
Income		712,004.1	496,385.6	(546,925.4)	661,464.3
Mutual Shares		172,797.4	53,197.0	(25,966.1)	200,028.3
Rising Dividends		3,828.6	438,902.4	(75,517.0)	367,214.0
Strategic Income		849,457.7	232,308.7	(268,801.3)	812,965.1
Templeton Global Bond		2,689,632.3	707,680.1	(1,219,281.9)	2,178,030.5
U.S. Government Securities		726,665.5	1,758,265.8	(2,089,760.3)	395,171.0
GOLDMAN SACHS VARIABLE INSURANCE TRUST:
Global Trends Allocation		16,224.9	—	(3,042.5)	13,182.4
Multi-Strategy Alternatives		140,120.1	84,744.8	(83,814.6)	141,050.3
Strategic Income		10,016.0	220,381.2	(55,916.3)	174,480.9
GUGGENHEIM VARIABLE INSURANCE FUNDS
CLS AdvisorOne Global Diversified Equity Fund		54,924.0	17,157.5	(41,652.1)	30,429.4
CLS AdvisorOne Global Growth Fund			32.5		32.5
CLS AdvisorOne Growth and Income Fund		56,687.5	18,386.1	(59,460.0)	15,613.6
Global Managed Futures Strategy		444,161.3	172,982.4	(263,784.1)	353,359.6
Long Short Equity		154,765.0	62,816.8	(104,778.5)	112,803.3
Multi-Hedge Strategies		572,733.3	249,229.8	(344,393.9)	477,569.2
Rydex Banking		216,855.3	2,146,419.8	(1,537,447.0)	825,828.1
Rydex Basic Materials		33,842.4	1,349,863.9	(1,216,432.2)	167,274.1
Rydex Biotechnology		131,966.6	343,206.2	(405,281.8)	69,891.0
Rydex Commodities Strategy		181,137.4	4,511,066.6	(4,414,797.9)	277,406.1
Rydex Consumer Products		321,582.4	1,484,030.2	(1,670,953.4)	134,659.2
Rydex Dow 2X Strategy		91,498.8	1,112,609.4	(1,078,417.0)	125,691.2
Rydex Electronics		10,727.1	931,629.7	(868,441.4)	73,915.4
Rydex Energy		61,392.4	3,394,580.2	(3,230,325.9)	225,646.7
Rydex Energy Services		41,267.1	1,136,388.9	(1,110,549.0)	67,107.0
Rydex Europe 1.25X Strategy		50,697.1	472,352.0	(484,610.0)	38,439.1
Rydex Financial Services		336,115.9	1,166,901.3	(1,184,410.4)	318,606.8
Rydex Government Long Bond 1.2X Strategy		137,297.6	9,469,427.3	(9,335,120.6)	271,604.3
Rydex Health Care		217,074.5	558,546.5	(722,551.2)	53,069.8
Rydex High Yield Strategy		6,569.8	2,478,186.5	(2,405,917.2)	78,839.1
Rydex Internet		135,164.1	605,667.7	(662,945.2)	77,886.6
Rydex Inverse Dow 2X Strategy		784,985.7	56,229,246.2	(56,699,037.3)	315,194.6
Rydex Inverse Gov't Long Bond Strategy		210,700.7	17,933,529.9	(17,930,451.4)	213,779.2
Rydex Inverse Mid-Cap Strategy		9,961.0	1,013,749.8	(1,011,007.0)	12,703.8
Rydex Inverse NASDAQ-100® Strategy		118,081.0	7,469,414.8	(7,252,343.8)	335,152.0
Rydex Inverse Russell 2000® Strategy		1,322,122.0	6,036,851.6	(7,193,020.6)	165,953.0

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2016 and 2015

FUND DESCRIPTION	NOTES*	NUMBER OF UNITS BEGINNING OF THE YEAR	UNITS PURCHASED	UNITS REDEEMED	NUMBER OF UNITS END OF THE YEAR
GUGGENHEIM VARIABLE INSURANCE FUNDS: (continued)
Rydex Inverse S&P 500 Strategy		403,939.5	20,032,208.3	(20,302,024.5)	134,123.3
Rydex Japan 2X Strategy		14,211.0	270,103.0	(271,983.1)	12,330.9
Rydex Leisure		193,332.1	666,680.0	(693,123.5)	166,888.6
Rydex Mid Cap 1.5X Strategy		2,444.7	1,216,333.8	(1,183,834.8)	34,943.7
Rydex NASDAQ-100®		570,699.1	2,576,199.2	(2,945,114.0)	201,784.3
Rydex NASDAQ-100® 2X Strategy		269,857.4	1,905,286.5	(1,829,656.1)	345,487.8
Rydex Nova		341,737.7	4,786,711.8	(4,684,046.3)	444,403.2
Rydex Precious Metals		249,078.3	4,201,591.8	(4,135,888.7)	314,781.4
Rydex Real Estate		101,878.4	1,475,879.3	(1,493,837.6)	83,920.1
Rydex Retailing		148,010.4	471,319.5	(544,335.8)	74,994.1
Rydex Russell 2000® 1.5X Strategy		26,701.6	895,733.8	(888,744.6)	33,690.8
Rydex Russell 2000® 2X Strategy		57,968.2	8,748,092.4	(8,633,695.0)	172,365.6
Rydex S&P 500 2X Strategy		366,888.4	9,669,702.0	(9,911,162.7)	125,427.7
Rydex S&P 500 Pure Growth		255,326.9	2,268,458.1	(2,369,540.2)	154,244.8
Rydex S&P 500 Pure Value		182,307.9	631,218.8	(651,305.8)	162,220.9
Rydex S&P MidCap 400 Pure Growth		158,929.4	333,117.3	(432,907.7)	59,139.0
Rydex S&P MidCap 400 Pure Value		75,784.7	712,671.4	(647,452.1)	141,004.0
Rydex S&P SmallCap 600 Pure Growth		103,767.0	857,681.0	(779,927.8)	181,520.2
Rydex S&P SmallCap 600 Pure Value		98,990.8	750,616.7	(653,266.5)	196,341.0
Rydex Strengthening Dollar 2X Strategy		100,510.9	1,937,647.8	(1,748,341.3)	289,817.4
Rydex Technology		201,986.9	991,594.0	(984,518.5)	209,062.4
Rydex Telecommunications		30,155.4	1,199,746.2	(1,045,489.7)	184,411.9
Rydex Transportation		58,278.1	477,594.4	(381,268.0)	154,604.5
Rydex U.S. Government Money Market		249,749.1	10,220.0	(31,576.7)	228,392.4
Rydex Utilities		229,338.1	3,263,835.0	(3,303,529.2)	189,643.9
Rydex Weakening Dollar 2X Strategy		45,990.0	456,146.2	(483,783.3)	18,352.9
VT Floating Rate Strategies		1,487,104.6	1,352,690.9	(855,617.7)	1,984,177.8
VT High Yield		54,071.2	3,271,510.7	(1,767,227.5)	1,558,354.4
VT Large Cap Value		1,634.7	—	(42.7)	1,592.0
VT Macro Opportunities	d	237,642.6	158,876.4	(396,519.0)	—
VT Small Cap Value		43,163.1	81,252.6	(47,110.1)	77,305.6
VT StylePlus Large Core		301.7	—	(4.7)	297.0
VT StylePlus Large Growth		76,970.5	76,323.1	(91,270.2)	62,023.4
VT StylePlus Mid Growth		54,231.1	19,766.8	(18,769.9)	55,228.0
VT StylePlus Small Growth		186.0	—	(131.3)	54.7
VT U.S. Total Return Bond		2,305,188.5	3,353,818.1	(3,073,417.8)	2,585,588.8
VT World Equity Income		23,342.5	4,279.0	(13,419.9)	14,201.6
INVESCO VARIABLE INSURANCE FUNDS:
Balanced-Risk Allocation		214,207.2	260,047.9	(191,894.9)	282,360.2
Comstock		170,361.9	143,209.2	(198,699.1)	114,872.0
Core Equity		45,518.6	61,431.6	(12,041.0)	94,909.2
Core Plus Bond	a	—	59,264.4	(16,315.0)	42,949.4
Diversified Dividend		405,335.7	1,424,652.5	(740,564.9)	1,089,423.3
Equity and Income		380,861.3	254,166.0	(121,754.0)	513,273.3
Global Health Care		103,816.2	146,172.4	(197,881.3)	52,107.3
Global Real Estate		499,733.2	415,607.5	(359,690.0)	555,650.7
Government Money Market	e	37,441,262.8	237,272,826.0	(247,639,357.2)	27,074,731.6
Government Securities		417,306.9	3,753,069.6	(3,500,189.8)	670,186.7
Growth and Income		101,350.9	184,887.4	(92,218.3)	194,020.0
High Yield		147,938.4	4,090,992.4	(3,173,297.8)	1,065,633.0
International Growth		676,965.4	348,105.2	(270,482.0)	754,588.6
Mid Cap Core Equity		137,275.6	100,860.6	(85,315.2)	152,821.0
Technology		122,442.7	210,360.5	(319,473.2)	13,330.0
Value Opportunities		7,801.0	—	(7,090.8)	710.2

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2016 and 2015

FUND DESCRIPTION	NOTES*	NUMBER OF UNITS BEGINNING OF THE YEAR	UNITS PURCHASED	UNITS REDEEMED	NUMBER OF UNITS END OF THE YEAR
IVY VARIABLE INSURANCE PORTFOLIOS, INC.:	f
Asset Strategy		813,371.1	138,665.8	(371,415.0)	580,621.9
Balanced		281,421.1	84,704.6	(128,309.8)	237,815.9
Bond		109,648.9	618,412.0	(612,308.7)	115,752.2
Dividend Opportunities		10,764.2	699.4	(2,750.3)	8,713.3
Energy		192,760.0	530,209.4	(440,595.7)	282,373.7
Global Bond		46,950.9	110,871.7	(65,620.9)	92,201.7
Global Natural Resources		110,082.0	229,165.3	(112,691.1)	226,556.2
Growth		2,177.2	—	(1,274.3)	902.9
High Income		487,899.9	2,397,353.2	(1,550,481.3)	1,334,771.8
Limited Term Bond		364,434.8	159,476.7	(181,719.0)	342,192.5
Mid Cap Growth		177,623.2	59,563.8	(53,856.0)	183,331.0
Science and Technology		320,112.5	340,161.6	(507,307.6)	152,966.5
Value		61,945.7	59,459.6	(76,459.5)	44,945.8
JANUS ASPEN SERIES – INSTITUTIONAL:
Balanced		1,531,745.1	426,956.0	(336,989.9)	1,621,711.2
Enterprise		569,971.2	547,228.8	(298,302.7)	818,897.3
Forty		610,959.5	178,179.3	(451,462.1)	337,676.7
Global Research		74,439.3	94,021.2	(95,404.3)	73,056.2
Janus		126,306.8	89,086.4	(87,711.9)	127,681.3
Overseas		296,684.9	128,113.6	(269,982.4)	154,816.1
Perkins Mid Cap Value		449,886.5	532,913.5	(149,784.1)	833,015.9
JANUS ASPEN SERIES – SERVICE:
Flexible Bond		2,504,394.9	1,062,326.8	(987,790.1)	2,578,931.6
Global Allocation – Moderate		1,567.0	—	(1.8)	1,565.2
Global Technology		7,446.7	—	(328.5)	7,118.2
Global Unconstrained Bond	a	—	39,904.1	(10,170.2)	29,733.9
JOHN HANCOCK VARIABLE INSURANCE TRUST:
Emerging Market Value Trust		45,753.2	294,026.3	(102,757.5)	237,022.0
JPMORGAN INSURANCE TRUST:
Global Allocation		13,529.1	768,620.9	(18,195.6)	763,954.4
Income Builder		21,958.1	327,590.2	(37,363.1)	312,185.2
LAZARD RETIREMENT SERIES, INC.:
Emerging Markets Equity		1,081,165.6	1,242,500.2	(1,071,431.7)	1,252,234.1
Global Dynamic Multi-Asset		94,348.6	58,574.5	(71,235.9)	81,687.2
International Equity		849,854.5	332,321.5	(360,992.7)	821,183.3
US Small-Mid Cap Equity		75,055.6	70,190.3	(68,105.7)	77,140.2
US Strategic Equity		94,725.4	5,551.9	(8,034.3)	92,243.0
LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
BW Absolute Return Opportunities Portfolio	h	101,951.2	309,455.0	(411,406.2)	—
ClearBridge Aggressive Growth		628,599.1	173,649.3	(289,471.4)	512,777.0
ClearBridge Dividend Strategy		140,339.3	461,329.5	(240,143.6)	361,525.2
ClearBridge Large Cap Growth		312,049.3	567,721.6	(532,166.1)	347,604.8
ClearBridge Small Cap Growth		134,105.8	92,723.1	(103,263.5)	123,565.4
QS Dynamic Multi-Strategy		133,293.6	16,998.5	(84,606.9)	65,685.2
LEGG MASON PARTNERS VARIABLE INCOME TRUST:
Western Asset Global High Yield Bond		96,857.9	506,956.0	(465,206.4)	138,607.5
LORD ABBETT SERIES FUND, INC.:
Bond Debenture		1,077,345.7	1,004,558.8	(1,042,132.7)	1,039,771.8
Calibrated Dividend Growth		148,822.7	340,152.7	(240,174.5)	248,800.9
Classic Stock		5,199.1	—	(649.2)	4,549.9
Growth and Income		148,477.1	292,657.8	(54,533.3)	386,601.6
International Opportunities		547,381.6	230,584.0	(404,560.5)	373,405.1
MFS VARIABLE INSURANCE TRUST:
Growth Series – Service		—	27,218.5	(2,898.6)	24,319.9
Value Series – Service		—	28,051.0	(2,542.8)	25,508.2

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2016 and 2015

FUND DESCRIPTION	NOTES*	NUMBER OF UNITS BEGINNING OF THE YEAR	UNITS PURCHASED	UNITS REDEEMED	NUMBER OF UNITS END OF THE YEAR
NATIONWIDE VARIABLE INSURANCE TRUST:
Bond Index		228,213.4	409,684.4	(265,531.9)	372,365.9
International Index		1,031,168.3	732,218.0	(436,686.4)	1,326,699.9
Mid Cap Index		486,095.3	816,340.4	(502,006.0)	800,429.7
S&P 500 Index		858,751.2	935,723.1	(947,263.4)	847,210.9
Small Cap Index		671,136.4	523,801.0	(380,482.9)	814,454.5
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
Absolute Return Multi-Manager		70,061.5	181,369.8	(139,776.6)	111,654.7
Large Cap Value		79,916.6	391,456.4	(185,401.9)	285,971.1
Mid Cap Growth		157,913.5	21,961.4	(115,063.0)	64,811.9
Mid Cap Intrinsic Value		216,099.6	98,920.5	(113,005.0)	202,015.1
Short Duration Bond		471,457.6	230,729.8	(361,572.1)	340,615.3
Socially Responsive		89,394.3	13,841.3	(32,270.4)	70,965.2
NORTHERN LIGHTS VARIABLE TRUST:
7Twelve Balanced Class 3		36,494.9	287,516.2	(278,926.3)	45,084.8
7Twelve Balanced Class 4		22,143.9	—	(12,118.5)	10,025.4
Adaptive Allocation		10,275.2	—	(8,780.5)	1,494.7
Anchor Tactical Credit Strategies	b	—	735,226.8	(30,637.2)	704,589.6
BTS Tactical Fixed Income		6,559.5	2,794,185.0	(2,005,174.4)	795,570.1
Changing Parameters		1,212,480.0	156,233.7	(644,803.2)	723,910.5
JNF Exceed Defined Shield	g	112,820.0	68,244.1	(136,193.1)	44,871.0
JNF SSGA Sector Rotation		136,592.8	25,278.9	(86,201.5)	75,670.2
JNF SSGA Tactical Allocation		64,957.1	33,047.4	(48,554.2)	49,450.3
Mariner Managed Futures Strategy		587,414.6	278,086.0	(308,572.8)	556,927.8
Power Income 2		310,861.7	79,782.0	(270,471.1)	120,172.6
Probabilities		2,491,855.7	463,531.9	(1,446,900.2)	1,508,487.4
TOPS Aggressive Growth ETF – CL 1		6,198.9	—	(11.0)	6,187.9
TOPS Balanced ETF – CL 1		1,880.4	11,516.4	(1.6)	13,395.2
TOPS Conservative ETF – CL 1		24,262.1	—	(183.1)	24,079.0
TOPS Conservative ETF – CL 2		160,679.7	174,872.7	(311,489.0)	24,063.4
TOPS Growth – CL 1		145,772.9	8,124.4	(7,446.4)	146,450.9
TOPS Growth – CL 2		3,969.3	—	(232.3)	3,737.0
TOPS Managed Risk Balanced ETF – CL 1		80,913.2	4,717.1	(42,779.8)	42,850.5
TOPS Managed Risk Balanced ETF – CL 2		180,392.4	59,855.1	(65,669.8)	174,577.7
TOPS Managed Risk Growth ETF – CL 1		3,069,457.3	18,644.0	(548,226.7)	2,539,874.6
TOPS Managed Risk Growth ETF – CL 2		16,070.7	23,332.8	(8,677.0)	30,726.5
TOPS Managed Risk Moderate Growth ETF – CL 1		249,167.9	14,696.5	(136,610.5)	127,253.9
TOPS Managed Risk Moderate Growth ETF – CL 2		126,262.7	34,987.0	(100,934.3)	60,315.4
TOPS Moderate Growth ETF – CL 1		139,253.9	35,125.6	(28,923.0)	145,456.5
TOPS Moderate Growth ETF – CL 2		2,718.1	125.4	(256.0)	2,587.5
OPPENHEIMER VARIABLE ACCOUNT FUNDS:
Conservative Balanced		8,298.4	—	(3.0)	8,295.4
Core Bond		341,846.0	1,881,166.9	(2,082,551.2)	140,461.7
Global		518,203.5	230,536.9	(163,600.8)	585,139.6
Global Multi-Alternatives		24,038.6	35,818.8	(13,994.0)	45,863.4
Global Strategic Income		124,344.0	159,365.9	(129,629.4)	154,080.5
International Growth		801,106.4	1,176,537.1	(1,086,103.3)	891,540.2
Main Street®		153,095.3	154,645.6	(157,661.7)	150,079.2
PIMCO VARIABLE INSURANCE TRUST:
All Asset		1,332,643.8	112,327.6	(784,278.8)	660,692.6
All Asset All Authority – Admin		255,511.1	126,494.1	(172,797.2)	209,208.0
All Asset All Authority – Institutional		84,441.2	1,025.7	(29.5)	85,437.4
CommodityRealReturn Strategy		1,312,514.6	1,753,314.4	(1,471,679.8)	1,594,149.2
Emerging Markets Bond		836,402.4	2,450,271.3	(2,315,819.1)	970,854.6
Foreign Bond Unhedged		380,227.3	432,192.2	(455,191.0)	357,228.5
Foreign Bond US Dollar-Hedged		1,524,976.3	786,247.9	(1,075,288.5)	1,235,935.7

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2016 and 2015

FUND DESCRIPTION	NOTES*	NUMBER OF UNITS BEGINNING OF THE YEAR	UNITS PURCHASED	UNITS REDEEMED	NUMBER OF UNITS END OF THE YEAR
PIMCO VARIABLE INSURANCE TRUST: (continued)
Global Advantage Strategy Bond		21,506.5	41,027.9	(37,378.7)	25,155.7
Global Bond Unhedged		128,663.9	162,165.0	(151,367.4)	139,461.5
Global Diversified Allocation		4,957.1	1,837.2	(6,064.6)	729.7
Global Multi-Asset		93,980.1	10,796.2	(23,103.9)	81,672.4
High Yield		1,273,071.4	6,243,190.0	(5,836,030.0)	1,680,231.4
Income	a	—	3,802,932.2	(2,132,001.0)	1,670,931.2
Long-Term US Government		245,257.1	2,093,987.9	(2,123,191.1)	216,053.9
Low Duration		2,296,247.2	2,163,823.9	(2,159,614.6)	2,300,456.5
Real Return		1,187,240.5	560,465.6	(477,710.6)	1,269,995.5
Short-Term		1,861,637.5	1,536,538.6	(1,922,281.3)	1,475,894.8
Total Return		5,524,880.0	2,382,194.7	(2,272,425.6)	5,634,649.1
Unconstrained Bond		1,006,248.6	213,739.7	(308,383.7)	911,604.6
PIONEER VARIABLE CONTRACTS TRUST:
Bond		813,865.0	564,151.5	(610,946.3)	767,070.2
Disciplined Value	i	83,059.9	1,158.7	(84,218.6)	—
Emerging Markets		80,034.7	432,687.7	(364,884.0)	147,838.4
Equity Income		243,913.6	265,963.3	(209,802.3)	300,074.6
Fund		17,986.2	101,912.7	(72,048.1)	47,850.8
High Yield		124,754.3	303,637.1	(277,406.2)	150,985.2
Mid Cap Value		59,898.7	51,904.6	(48,548.1)	63,255.2
Strategic Income		947,596.4	469,496.3	(658,127.8)	758,964.9
PROFUNDS VP:
Access VP High Yield		64,897.8	826,647.5	(823,900.9)	67,644.4
Asia 30		252,168.0	1,503,726.0	(1,690,485.0)	65,409.0
Banks		75,909.8	167,522.4	(155,122.9)	88,309.3
Basic Materials		53,883.5	593,116.4	(558,410.5)	88,589.4
Bear		124,453.8	8,679,859.5	(8,636,685.2)	167,628.1
Biotechnology		90,081.1	167,388.4	(224,443.4)	33,026.1
Bull		947,096.6	6,376,936.1	(6,685,505.3)	638,527.4
Consumer Goods		109,096.1	431,580.4	(480,756.2)	59,920.3
Consumer Services		83,941.6	525,476.8	(549,984.9)	59,433.5
Emerging Markets		35,103.8	2,858,763.3	(2,768,549.5)	125,317.6
Europe 30		121,964.3	879,769.8	(931,980.9)	69,753.2
Falling U.S. Dollar		380.5	573,936.1	(567,063.3)	7,253.3
Financials		306,836.6	823,155.4	(847,418.8)	282,573.2
Government Money Market	j	5,541,822.5	60,375,427.8	(62,731,511.3)	3,185,739.0
Health Care		178,942.6	205,709.5	(322,298.7)	62,353.4
Industrials		63,707.0	965,471.2	(654,433.9)	374,744.3
International		27,351.2	731,549.2	(740,860.2)	18,040.2
Internet		162,271.9	474,914.7	(580,560.6)	56,626.0
Japan		115,619.7	343,125.7	(306,152.6)	152,592.8
Large-Cap Growth		221,839.7	898,221.1	(914,564.7)	205,496.1
Large-Cap Value		11,373.5	762,845.4	(585,888.4)	188,330.5
Mid-Cap		1,236,676.3	2,539,992.9	(2,273,457.7)	1,503,211.5
Mid-Cap Growth		208,391.6	440,259.4	(623,108.4)	25,542.6
Mid-Cap Value		134,638.2	783,283.3	(661,314.0)	256,607.5
NASDAQ-100		570,742.8	6,739,567.0	(6,783,639.9)	526,669.9
Oil & Gas		96,758.8	1,146,139.8	(870,440.9)	372,457.7
Pharmaceuticals		41,007.5	141,555.2	(159,442.8)	23,119.9
Precious Metals		167,602.5	10,506,917.6	(10,455,597.3)	218,922.8
Real Estate		76,080.4	359,159.7	(408,137.8)	27,102.3
Rising Rates Opportunity		259,561.3	7,000,633.9	(6,856,095.6)	404,099.6
Semiconductor		73,576.8	420,870.8	(447,913.3)	46,534.3
Short Emerging Markets		322,047.1	1,926,459.6	(2,211,393.2)	37,113.5
Short International		55,195.7	1,523,413.7	(1,576,388.2)	2,221.2

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2016 and 2015

FUND DESCRIPTION	NOTES*	NUMBER OF UNITS BEGINNING OF THE YEAR	UNITS PURCHASED	UNITS REDEEMED	NUMBER OF UNITS END OF THE YEAR
PROFUNDS VP: (continued)
Short Mid-Cap		7,091.1	770,849.7	(777,239.8)	701.0
Short NASDAQ-100		29,559.7	23,332,755.7	(23,308,340.4)	53,975.0
Short Small-Cap		12,934.7	1,476,674.2	(1,450,621.4)	38,987.5
Small Cap		301,303.3	887,023.9	(686,532.4)	501,794.8
Small-Cap Growth		100,574.5	493,604.0	(440,591.5)	153,587.0
Small-Cap Value		100,907.6	1,289,435.9	(825,835.5)	564,508.0
Technology		94,754.0	595,754.4	(617,492.2)	73,016.2
Telecommunications		7,635.7	899,582.0	(861,782.2)	45,435.5
U.S. Government Plus		160,504.6	4,932,753.1	(4,914,151.0)	179,106.7
UltraBull		27,592.4	537,707.4	(483,520.2)	81,779.6
UltraMid-Cap		12,775.4	310,827.1	(261,015.3)	62,587.2
UltraNASDAQ-100		39,650.8	3,917,768.6	(3,646,515.6)	310,903.8
UltraShort NASDAQ-100		162,563.3	34,204,576.4	(33,817,250.0)	549,889.7
UltraSmall-Cap		25,989.5	4,645,010.6	(4,611,783.3)	59,216.8
Utilities		64,915.4	1,453,013.6	(1,396,682.3)	121,246.7
PUTNAM VARIABLE TRUST:
Absolute Return 500		308,101.4	183,398.5	(366,573.7)	124,926.2
American Government Income		128,936.3	235,152.4	(263,554.9)	100,533.8
Diversified Income		370,716.2	85,154.4	(258,655.8)	197,214.8
Equity Income		315,334.5	126,264.7	(193,984.9)	247,614.3
High Yield		84,097.7	5,111,451.6	(3,965,531.9)	1,230,017.4
Income		611,740.7	243,829.8	(251,720.4)	603,850.1
Voyager	k	95,911.0	15,836.1	(111,747.1)	–0–
REDWOOD INVESTMENT MANAGEMENT:
VIT Managed Volatility Class I		2,025,076.7	38,876.2	(895,592.3)	1,168,360.6
VIT Managed Volatility Class N		545,943.9	628,416.5	(575,580.5)	598,779.9
ROYCE CAPITAL FUND:
Micro-Cap		124,160.5	159,106.3	(61,006.0)	222,260.8
Small-Cap		349,641.1	197,578.7	(160,061.3)	387,158.5
RUSSELL INVESTMENT FUNDS:
Aggressive Equity		1,509.7	—	(13.4)	1,496.3
Balanced Strategy		64,879.1	—	(3,157.1)	61,722.0
Core Bond		35,038.1	—	(5,652.2)	29,385.9
Equity Growth Strategy		17,291.5	—	(151.7)	17,139.8
Global Real Estate Securities		125,319.8	—	(58,700.6)	66,619.2
Moderate Strategy		26,070.5	—	(104.0)	25,966.5
Multi-Style Equity		12,193.4	—	(122.1)	12,071.3
Non U.S.		13,155.2	—	(2,131.9)	11,023.3
SEI INSURANCE PRODUCTS TRUST:
Balanced Strategy		9,067.9	30,141.5	(1,340.1)	37,869.3
Conservative Strategy		134,743.0	242,520.8	(238,423.4)	138,840.4
Defensive Strategy		43,883.8	189,527.3	(141,235.4)	92,175.7
Market Growth Strategy		255,293.0	35,281.0	(104,373.1)	186,200.9
Market Plus Strategy		135,544.2	21,984.4	(81,615.9)	75,912.7
Moderate Strategy		137,763.6	77,466.2	(85,368.1)	129,861.7
T. ROWE PRICE EQUITY SERIES, INC.:
Blue Chip Growth II		1,473,912.6	919,097.6	(942,202.6)	1,450,807.6
Equity Income II		744,127.5	405,590.6	(329,251.9)	820,466.2
Health Sciences II		673,756.8	438,441.6	(724,164.6)	388,033.8
T. ROWE PRICE FIXED INCOME SERIES, INC.:
Limited-Term Bond II		855,521.1	298,727.9	(386,780.5)	767,468.5
THIRD AVENUE VARIABLE SERIES TRUST:
Value		268,071.0	73,616.1	(61,627.8)	280,059.3
TIMOTHY PLAN VARIABLE SERIES:
Conservative Growth		219,366.1	60,331.9	(107,172.7)	172,525.3
Strategic Growth		177,204.2	57,230.7	(60,677.4)	173,757.5

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2016 and 2015

FUND DESCRIPTION	NOTES*	NUMBER OF UNITS BEGINNING OF THE YEAR	UNITS PURCHASED	UNITS REDEEMED	NUMBER OF UNITS END OF THE YEAR
TORTOISE VARIABLE INSURANCE PORTFOLIO:
MLP & Pipeline Fund		358,221.9	1,390,096.4	(996,251.6)	752,066.7
VANECK VIP TRUST:	l
Emerging Markets		636,454.0	311,042.7	(259,194.2)	688,302.5
Global Gold		152,255.2	1,334,190.5	(1,019,954.9)	466,490.8
Global Hard Assets		166,129.7	460,656.7	(364,278.9)	262,507.5
Unconstrained Emerging Markets		72,522.5	365,766.5	(374,818.5)	63,470.5
VANGUARD VARIABLE INSURANCE FUND:
Balanced		2,639,878.0	1,604,349.8	(610,812.5)	3,633,415.3
Capital Growth		844,346.2	461,951.9	(311,576.3)	994,721.8
Diversified Value		987,296.5	359,806.7	(238,527.8)	1,108,575.4
Equity Income		2,428,122.3	1,478,982.2	(614,960.1)	3,292,144.4
Equity Index		3,432,252.7	3,219,493.6	(1,528,857.8)	5,122,888.5
Growth		1,252,494.1	662,155.4	(561,964.6)	1,352,684.9
High Yield Bond		1,461,327.5	1,753,240.2	(1,020,700.1)	2,193,867.6
International		3,149,724.5	2,120,999.5	(911,112.6)	4,359,611.4
Mid-Cap Index		1,874,595.7	1,033,825.3	(589,455.8)	2,318,965.2
REIT Index		2,401,177.1	1,779,222.4	(1,272,436.8)	2,907,962.7
Short-Term Investment Grade		8,350,252.2	4,318,747.8	(2,766,280.5)	9,902,719.5
Small Company Growth		983,183.7	712,116.6	(345,156.2)	1,350,144.1
Total Bond Market Index		6,579,541.9	6,683,980.6	(2,771,342.4)	10,492,180.1
Total Stock Market Index		4,439,302.7	2,793,341.6	(1,179,940.2)	6,052,704.1
VIRTUS VARIABLE INSURANCE TRUST:
Equity Trend		382,189.4	1,423.1	(251,786.4)	131,826.1
International		201,904.9	20,810.3	(115,244.5)	107,470.7
Multi-Sector Fixed Income		492,394.6	492,030.5	(425,576.0)	558,849.1
Real Estate Securities		247,894.9	291,167.6	(309,196.8)	229,865.7
WELLS FARGO VT FUNDS:
Discovery		137,358.2	33,004.2	(62,899.4)	107,463.0
Opportunity		26,692.2	20,855.8	(9,576.0)	37,972.0
Small Cap Value	m	57,609.0	4,273.1	(61,882.1)	—
WESTCHESTER CAPITAL MANAGEMENT:
Merger Fund VL		1,154,077.7	376,645.5	(318,151.2)	1,212,572.0
WILSHIRE VARIABLE INSURANCE TRUST:
2015 ETF		3,652.1	—	(54.5)	3,597.6
2035 ETF		22,627.9	—	(20,460.3)	2,167.6
		237,489,117.4	826,358,496.7	(801,095,711.3)	262,751,902.8

*  See Footnote 8 for details.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2016 and 2015

(7)  Unit Progression

The change in units outstanding for the year ended December 31, 2015 was as follows:

FUND DESCRIPTION	NOTES*	NUMBER OF UNITS BEGINNING OF THE YEAR	UNITS PURCHASED	UNITS REDEEMED	NUMBER OF UNITS END OF THE YEAR
AB VARIABLE PRODUCTS SERIES FUND, INC:	e
Dynamic Asset Allocation		85,538.9	96,889.2	(62,449.0)	119,979.1
Global Thematic Growth		20,502.2	1,495,100.1	(1,482,432.9)	33,169.4
Growth and Income		420,600.9	246,309.8	(222,841.3)	444,069.4
International Growth		168,080.6	156,973.6	(177,264.2)	147,790.0
International Value		182,607.7	382,965.1	(368,535.1)	197,037.7
Small Cap Growth		63,836.2	704.9	(12,525.0)	52,016.1
Small-Mid Cap Value		335,828.9	161,273.8	(199,981.2)	297,121.5
ADVISORS PREFERRED TRUST:
Gold Bullion Strategy		151,621.5	970,664.1	(848,029.9)	274,255.7
THE ALGER PORTFOLIOS:
Capital Appreciation		409,065.7	585,857.7	(508,753.6)	486,169.8
Large Cap Growth		161,246.3	104,741.3	(164,750.1)	101,237.5
Mid Cap Growth		66,032.4	583,542.8	(611,183.0)	38,392.2
Small Cap Growth		12,326.8	343.3	(6,255.1)	6,415.0
ALPS VARIABLE INVESTMENT TRUST:
ALPS/Alerian Energy Infrastructure		593,667.4	600,227.5	(322,937.8)	870,957.1
ALPS/Red Rocks Listed Private Equity	a	—	27,509.3	(1,517.3)	25,992.0
ALPS VARIABLE INVESTMENT TRUST:
Mornigstar ETF Asset Allocation Series:	z
Aggressive Growth		29,839.1	36,648.2	(21,978.8)	44,508.5
Balanced		397,688.0	370,059.3	(116,023.8)	651,723.5
Conservative		359,714.9	89,922.2	(271,532.7)	178,104.4
Growth		280,915.9	179,497.4	(69,565.5)	390,847.8
Income and Growth		182,168.4	66,875.9	(99,363.8)	149,680.5
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC:
Balanced		121,709.4	279,310.3	(138,788.8)	262,230.9
Income & Growth		325,509.8	120,159.4	(112,628.8)	333,040.4
Inflation Protection		223,184.7	304,171.2	(185,714.1)	341,641.8
International		121,077.3	121,290.9	(91,151.0)	151,217.2
Large Company Value		124,370.2	337,774.3	(138,091.8)	324,052.7
Mid Cap Value		687,591.7	152,399.5	(415,523.8)	424,467.4
Ultra		35,509.2	439,661.9	(384,525.6)	90,645.5
Value		414,778.3	1,594,538.8	(1,641,079.3)	368,237.8
AMERICAN FUNDS INSURANCE SERIES:
Asset Allocation		345,121.5	866,252.7	(110,338.4)	1,101,035.8
Blue Chip Income and Growth		169,422.2	277,869.1	(227,335.4)	219,955.9
Bond		571,812.0	1,076,411.9	(977,974.3)	670,249.6
Global Bond		53,060.3	79,948.2	(15,034.5)	117,974.0
Growth		202,918.5	946,491.4	(485,618.0)	663,791.9
Growth-Income		214,290.7	494,440.5	(64,661.6)	644,069.6
High Income Bond		29,045.0	1,630,405.9	(1,596,499.1)	62,951.8
International		282,610.6	527,292.9	(90,536.9)	719,366.6
Managed Risk Asset Allocation		79,442.2	73,804.9	(51,029.0)	102,218.1
Managed Risk Blue Chip and Growth		59,034.4	69,314.9	(96,652.4)	31,696.9
Managed Risk Growth		20,429.2	11,226.0	(3,910.3)	27,744.9
Managed Risk Growth-Income		41,322.7	2,486.4	(21,688.9)	22,120.2
Managed Risk International		9,898.1	17,780.2	(21,909.3)	5,769.0
Mortgage		39,387.7	974,100.9	(430,950.5)	582,538.1
New World	b	—	127,425.3	(2,885.8)	124,539.5
BLACKROCK VARIABLE SERIES FUNDS:
Capital Appreciation		10,666.9	4,292.7	(7,611.1)	7,348.5
Equity Dividend		286,108.3	63,123.5	(91,256.8)	257,975.0

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2016 and 2015

FUND DESCRIPTION	NOTES*	NUMBER OF UNITS BEGINNING OF THE YEAR	UNITS PURCHASED	UNITS REDEEMED	NUMBER OF UNITS END OF THE YEAR
BLACKROCK VARIABLE SERIES FUNDS: (continued)
Global Allocation		1,297,629.4	776,227.9	(831,959.9)	1,241,897.4
High Yield		1,226,407.3	7,187,195.4	(7,559,435.6)	854,167.1
iShares® Alternative Strategies	a	—	17,714.1	(22.6)	17,691.5
iShares® Dynamic Fixed Income	a	—	32,334.7	(440.0)	31,894.7
Large Cap Core		42,078.5	17,331.1	(15,342.0)	44,067.6
Large Cap Growth		53,803.7	150,629.2	(151,856.8)	52,576.1
Large Cap Value		32,713.2	9,440.9	(9,547.5)	32,606.6
Total Return		663,874.9	1,925,577.9	(1,871,419.7)	718,033.1
U.S. Government Bond		59,393.1	414,607.6	(342,765.7)	131,235.0
CALVERT VARIABLE PRODUCTS:
SRI Balanced		3,029.8	32,001.6	(4,031.0)	31,000.4
COLUMBIA FUNDS VARIABLE SERIES TRUST:
AQR Managed Futures Strategy	f	—	90,938.4	(6.1)	90,932.3
Select Large-Cap Value		139,286.6	15,821.2	(31,588.3)	123,519.5
Select Smaller-Cap Value		169,225.2	379,632.4	(230,499.9)	318,357.7
Seligman Global Technology		235,184.0	2,264,426.5	(2,403,046.8)	96,563.7
CREDIT SUISSE TRUST:
Commodity Return Strategy		463,235.7	353,656.1	(541,357.5)	275,534.3
DFA INVESTMENT DIMENSIONS GROUP, INC.:
VA Global Bond		5,125,136.6	1,762,122.9	(774,170.5)	6,113,089.0
VA Global Moderate Allocation		634,223.9	994,912.8	(184,617.3)	1,444,519.4
VA International Small		1,695,165.4	1,188,711.0	(467,522.6)	2,416,353.8
VA International Value		2,679,094.8	2,761,039.9	(1,406,679.1)	4,033,455.6
VA Short-Term Fixed		2,879,979.6	1,365,166.6	(797,838.8)	3,447,307.4
VA U.S. Large Value		2,477,631.9	2,270,503.5	(658,190.5)	4,089,944.9
VA U.S. Targeted Value		1,804,716.7	1,222,397.8	(536,895.5)	2,490,219.0
DELAWARE VIP TRUST:
Small Cap Value Series	b	—	20,068.2	(3.4)	20,064.8
DIREXION INSURANCE TRUST:
Dynamic VP HY Bond	g	61,101.3	215,500.9	(276,602.2)	—
VP Indexed Managed Futures Strategy	g	470.2	16,355.5	(16,825.7)	—
DREYFUS INVESTMENT PORTFOLIOS:
Small Cap Stock Index		621,711.4	564,923.1	(629,237.6)	557,396.9
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND:		43,834.2	21,112.7	(19,087.8)	45,859.1
DREYFUS STOCK INDEX FUND:		1,917,293.2	2,342,280.8	(2,545,714.9)	1,713,859.1
DREYFUS VARIABLE INVESTMENT FUND:
International Value		262,055.0	3,065,935.7	(3,026,613.0)	301,377.7
EATON VANCE VARIABLE TRUST:
Floating-Rate Income		3,054,722.5	1,655,293.4	(1,920,618.9)	2,789,397.0
Large-Cap Value		125,896.3	41,705.5	(135,847.8)	31,754.0
FEDERATED INSURANCE SERIES:
High Income Bond II		312,052.9	1,149,494.7	(1,152,495.2)	309,052.4
Kaufmann II		48,831.5	326,004.9	(227,784.7)	147,051.7
Managed Tail Risk II	u	10,846.3	6,813.8	(17,660.1)	—
Managed Volatility II		789,254.7	650,495.0	(639,014.9)	800,734.8
FIDELITY VARIABLE INSURANCE PRODUCTS:
Balanced		431,214.0	2,025,181.7	(1,919,313.7)	537,082.0
Contrafund		1,221,236.6	550,067.9	(338,597.8)	1,432,706.7
Disciplined Small Cap		45,670.3	63,206.4	(49,289.2)	59,587.5
Dynamic Capital Appreciation		1,900.6	—	(18.1)	1,882.5
Equity-Income		175,458.1	121,407.2	(167,371.3)	129,494.0
Funds Manager 20%		1,538.5	—	(29.8)	1,508.7
Funds Manager 50%		46,283.3	—	(86.9)	46,196.4
Funds Manager 60%		70,253.1	10,331.9	(22,246.5)	58,338.5
Funds Manager 70%		83.7	—	—	83.7

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2016 and 2015

FUND DESCRIPTION	NOTES*	NUMBER OF UNITS BEGINNING OF THE YEAR	UNITS PURCHASED	UNITS REDEEMED	NUMBER OF UNITS END OF THE YEAR
FIDELITY VARIABLE INSURANCE PRODUCTS: (continued)
Growth		245,010.9	315,293.3	(271,321.9)	288,982.3
Growth & Income		109,151.6	166,457.9	(156,585.5)	119,024.0
Growth Opportunities		46,787.1	62,158.8	(39,304.5)	69,641.4
High Income		833,727.9	2,512,531.1	(3,074,224.0)	272,035.0
International Capital Appreciation		142,525.9	2,759,274.4	(2,695,941.9)	205,858.4
Investment Grade Bond		1,006,438.6	3,633,081.9	(3,480,971.1)	1,158,549.4
Mid Cap		250,491.7	102,474.5	(65,288.6)	287,677.6
Overseas		260,395.1	763,123.9	(517,585.6)	505,933.4
Real Estate		571,626.7	1,537,356.8	(1,601,777.4)	507,206.1
Strategic Income		1,150,074.0	996,840.2	(531,375.3)	1,615,538.9
Target Volatility		30,612.0	71,892.7	(56,351.6)	46,153.1
Value		163,599.1	175,704.3	(168,412.0)	170,891.4
Value Leaders	d	7,459.6	153.8	(7,613.4)	—
Value Strategies		9,825.6	141.8	(4,151.8)	5,815.6
FIRST EAGLE VARIABLE FUNDS:
Overseas Variable		1,161,179.0	695,028.7	(519,275.6)	1,336,932.1
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:
Global Real Estate		158,780.8	172,111.2	(99,459.8)	231,432.2
High Income		367,266.4	883,817.0	(1,019,482.3)	231,601.1
Income		992,376.9	539,677.7	(820,050.5)	712,004.1
Mutual Shares		140,296.1	178,320.9	(145,819.6)	172,797.4
Rising Dividends	b	—	3,843.9	(15.3)	3,828.6
Strategic Income		949,893.6	406,784.3	(507,220.2)	849,457.7
Templeton Global Bond		2,724,238.7	1,390,741.9	(1,425,348.3)	2,689,632.3
U.S. Government Securities		641,633.0	1,458,988.1	(1,373,955.6)	726,665.5
GOLDMAN SACHS VARIABLE INSURANCE TRUST:
Global Trends Allocation	h	25,743.7	124,754.2	(134,273.0)	16,224.9
Multi-Strategy Alternatives		84,615.9	106,056.9	(50,552.7)	140,120.1
Strategic Income	c	—	10,016.1	(0.1)	10,016.0
GUGGENHEIM VARIABLE INSURANCE FUNDS:
CLS AdvisorOne Global Diversified Equity Fund	i	60,429.9	42,770.8	(48,276.7)	54,924.0
CLS AdvisorOne Global Growth Fund	j	32.6	—	(0.1)	32.5
CLS AdvisorOne Growth and Income Fund	k	51,492.8	35,664.9	(30,470.2)	56,687.5
Global Managed Futures Strategy		318,390.4	420,607.7	(294,836.8)	444,161.3
Long Short Equity		63,529.7	135,389.6	(44,154.3)	154,765.0
Multi-Hedge Strategies		436,533.7	388,511.8	(252,312.2)	572,733.3
Rydex Banking		100,151.3	1,470,738.2	(1,354,034.2)	216,855.3
Rydex Basic Materials		48,826.9	1,311,572.0	(1,326,556.5)	33,842.4
Rydex Biotechnology		122,452.3	875,083.1	(865,568.8)	131,966.6
Rydex Commodities Strategy		229,514.7	2,086,488.1	(2,134,865.4)	181,137.4
Rydex Consumer Products		420,622.0	1,354,358.6	(1,453,398.2)	321,582.4
Rydex Dow 2X Strategy		104,105.5	632,714.4	(645,321.1)	91,498.8
Rydex Electronics		71,912.1	600,011.9	(661,196.9)	10,727.1
Rydex Energy		38,779.1	803,193.2	(780,579.9)	61,392.4
Rydex Energy Services		23,461.8	651,519.1	(633,713.8)	41,267.1
Rydex Europe 1.25X Strategy		45,802.7	1,328,155.2	(1,323,260.8)	50,697.1
Rydex Financial Services		90,590.5	2,197,926.7	(1,952,401.3)	336,115.9
Rydex Government Long Bond 1.2X Strategy		458,176.0	7,766,183.1	(8,087,061.5)	137,297.6
Rydex Health Care		236,274.6	1,606,592.3	(1,625,792.4)	217,074.5
Rydex High Yield Strategy		—	1,754,161.9	(1,747,592.1)	6,569.8
Rydex Internet		35,485.5	549,153.5	(449,474.9)	135,164.1
Rydex Inverse Dow 2X Strategy		86,122.9	23,212,790.1	(22,513,927.3)	784,985.7
Rydex Inverse Gov't Long Bond Strategy		216,722.5	11,683,698.0	(11,689,719.8)	210,700.7
Rydex Inverse Mid-Cap Strategy		13,662.0	762,965.5	(766,666.5)	9,961.0

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2016 and 2015

FUND DESCRIPTION	NOTES*	NUMBER OF UNITS BEGINNING OF THE YEAR	UNITS PURCHASED	UNITS REDEEMED	NUMBER OF UNITS END OF THE YEAR
GUGGENHEIM VARIABLE INSURANCE FUNDS: (continued)
Rydex Inverse NASDAQ-100® Strategy		71,439.0	3,753,214.3	(3,706,572.3)	118,081.0
Rydex Inverse Russell 2000® Strategy		60,264.3	4,773,922.5	(3,512,064.8)	1,322,122.0
Rydex Inverse S&P 500 Strategy		105,856.6	24,011,043.7	(23,712,960.8)	403,939.5
Rydex Japan 2X Strategy		26,337.9	627,028.5	(639,155.4)	14,211.0
Rydex Leisure		101,710.9	1,344,204.4	(1,252,583.2)	193,332.1
Rydex Mid Cap 1.5X Strategy		52,703.7	1,416,361.7	(1,466,620.7)	2,444.7
Rydex NASDAQ-100®		511,778.6	3,598,761.3	(3,539,840.8)	570,699.1
Rydex NASDAQ-100® 2X Strategy		263,155.3	1,815,426.0	(1,808,723.9)	269,857.4
Rydex Nova		454,316.8	2,126,954.2	(2,239,533.3)	341,737.7
Rydex Precious Metals		155,502.1	4,285,360.7	(4,191,784.5)	249,078.3
Rydex Real Estate		269,270.6	1,760,632.7	(1,928,024.9)	101,878.4
Rydex Retailing		38,693.4	1,050,226.1	(940,909.1)	148,010.4
Rydex Russell 2000® 1.5X Strategy		65,856.6	767,392.1	(806,547.1)	26,701.6
Rydex Russell 2000® 2X Strategy		172,997.8	1,398,760.2	(1,513,789.8)	57,968.2
Rydex S&P 500 2X Strategy		452,319.5	13,436,252.5	(13,521,683.6)	366,888.4
Rydex S&P 500 Pure Growth		210,616.0	1,254,548.7	(1,209,837.8)	255,326.9
Rydex S&P 500 Pure Value		367,269.1	570,735.4	(755,696.6)	182,307.9
Rydex S&P MidCap 400 Pure Growth		131,350.1	1,151,662.6	(1,124,083.3)	158,929.4
Rydex S&P MidCap 400 Pure Value		100,119.0	680,392.0	(704,726.3)	75,784.7
Rydex S&P SmallCap 600 Pure Growth		152,793.4	1,314,528.6	(1,363,555.0)	103,767.0
Rydex S&P SmallCap 600 Pure Value		78,581.7	285,900.2	(265,491.1)	98,990.8
Rydex Strengthening Dollar 2X Strategy		287,491.2	3,325,967.0	(3,512,947.3)	100,510.9
Rydex Technology		47,130.9	980,004.3	(825,148.3)	201,986.9
Rydex Telecommunications		21,436.0	130,515.1	(121,795.7)	30,155.4
Rydex Transportation		186,955.5	913,317.8	(1,041,995.2)	58,278.1
Rydex U.S. Government Money Market		297,950.1	—	(48,201.0)	249,749.1
Rydex Utilities		444,950.9	2,053,655.5	(2,269,268.3)	229,338.1
Rydex Weakening Dollar 2X Strategy		1,837.8	310,358.9	(266,206.7)	45,990.0
VT All Cap Value	l	2,660.6	—	(2,660.6)	—
VT Floating Rate Strategies		999,130.8	3,325,964.2	(2,837,990.4)	1,487,104.6
VT High Yield		58,368.3	1,288,230.6	(1,292,527.7)	54,071.2
VT Large Cap Value		3,423.6	0.1	(1,789.0)	1,634.7
VT Macro Opportunities		185,247.5	240,298.4	(187,903.3)	237,642.6
VT Managed Asset Allocation	m	1,445.3	—	(1,445.3)	—
VT Small Cap Value		47,158.1	49,698.1	(53,693.1)	43,163.1
VT StylePlus Large Core		306.3	0.1	(4.7)	301.7
VT StylePlus Large Growth		66,300.6	25,570.8	(14,900.9)	76,970.5
VT StylePlus Mid Growth		47,023.2	251,162.2	(243,954.3)	54,231.1
VT StylePlus Small Growth		187.5	—	(1.5)	186.0
VT U.S. Total Return Bond		1,392,639.7	3,136,944.4	(2,224,395.6)	2,305,188.5
VT World Equity Income		26,435.1	15,577.9	(18,670.5)	23,342.5
INVESCO VARIABLE INSURANCE FUNDS:
Balanced-Risk Allocation		444,622.7	310,363.8	(540,779.3)	214,207.2
Comstock		237,737.9	235,181.9	(302,557.9)	170,361.9
Core Equity		63,152.8	69,302.2	(86,936.4)	45,518.6
Diversified Dividend		320,605.3	611,546.3	(526,815.9)	405,335.7
Equity and Income		385,602.1	2,283,819.2	(2,288,560.0)	380,861.3
Global Health Care		161,511.4	859,439.9	(917,135.1)	103,816.2
Global Real Estate		401,671.6	326,910.5	(228,848.9)	499,733.2
Government Securities		292,504.5	2,209,948.6	(2,085,146.2)	417,306.9
Growth and Income		130,554.4	74,852.1	(104,055.6)	101,350.9
High Yield		282,020.7	1,672,396.4	(1,806,478.7)	147,938.4
International Growth		576,082.0	483,493.4	(382,610.0)	676,965.4
Mid Cap Core Equity		127,375.0	122,340.7	(112,440.1)	137,275.6
Government Money Market	aa	28,084,558.8	220,521,498.5	(211,164,794.5)	37,441,262.8

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2016 and 2015

FUND DESCRIPTION	NOTES*	NUMBER OF UNITS BEGINNING OF THE YEAR	UNITS PURCHASED	UNITS REDEEMED	NUMBER OF UNITS END OF THE YEAR
INVESCO VARIABLE INSURANCE FUNDS: (continued)
Technology		36,154.7	519,666.4	(433,378.4)	122,442.7
Value Opportunities		9,140.7	2.7	(1,342.4)	7,801.0
IVY VARIABLE INSURANCE PORTFOLIOS, INC.:	ab
Asset Strategy		1,007,611.5	206,558.8	(400,799.2)	813,371.1
Balanced		480,441.1	271,571.4	(470,591.4)	281,421.1
Bond		49,899.8	198,914.1	(139,165.0)	109,648.9
Dividend Opportunities		14,239.3	17.9	(3,493.0)	10,764.2
Energy		157,539.3	140,189.4	(104,968.7)	192,760.0
Global Bond		43,475.2	35,431.1	(31,955.4)	46,950.9
Global Natural Resources		115,346.5	90,852.8	(96,117.3)	110,082.0
Growth		2,183.2	—	(6.0)	2,177.2
High Income		822,374.7	2,735,673.8	(3,070,148.6)	487,899.9
Limited Term Bond		92,030.8	359,028.2	(86,624.2)	364,434.8
Mid Cap Growth		193,643.1	45,360.6	(61,380.5)	177,623.2
Science and Technology		267,976.4	795,177.2	(743,041.1)	320,112.5
Value		61,270.0	229,510.3	(228,834.6)	61,945.7
JANUS ASPEN SERIES – INSTITUTIONAL:
Balanced		1,172,719.6	785,160.8	(426,135.3)	1,531,745.1
Enterprise		403,243.7	423,594.2	(256,866.7)	569,971.2
Forty		120,795.3	897,324.5	(407,160.3)	610,959.5
Global Research		63,868.9	62,651.2	(52,080.8)	74,439.3
Janus		49,942.6	268,864.4	(192,500.2)	126,306.8
Overseas		355,307.3	108,283.8	(166,906.2)	296,684.9
Perkins Mid Cap Value		500,113.3	124,398.0	(174,624.8)	449,886.5
JANUS ASPEN SERIES – SERVICE:
Flexible Bond		1,016,618.4	3,617,716.9	(2,129,940.4)	2,504,394.9
Global Allocation – Moderate		1,568.9	—	(1.9)	1,567.0
Global Technology		10,864.1	40,707.6	(44,125.0)	7,446.7
JOHN HANCOCK VARIABLE INSURANCE TRUST:
Emerging Market Value Trust	c	—	46,931.3	(1,178.1)	45,753.2
JPMORGAN INSURANCE TRUST:
Global Allocation	c	—	13,538.1	(9.0)	13,529.1
Income Builder	c	—	21,975.9	(17.8)	21,958.1
LAZARD RETIREMENT SERIES, INC.:
Emerging Markets Equity		986,362.5	394,600.2	(299,797.1)	1,081,165.6
Global Dynamic Multi-Asset		104,348.2	40,833.8	(50,833.4)	94,348.6
International Equity		503,031.6	1,746,677.7	(1,399,854.8)	849,854.5
US Small-Mid Cap Equity		90,796.3	167,614.5	(183,355.2)	75,055.6
US Strategic Equity		37,929.6	98,210.1	(41,414.3)	94,725.4
LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
BW Absolute Return Opportunities Portfolio		52,308.9	256,752.9	(207,110.6)	101,951.2
ClearBridge Aggressive Growth		692,344.9	586,449.6	(650,195.4)	628,599.1
ClearBridge Dividend Strategy	o	220,853.2	182,328.2	(262,842.1)	140,339.3
ClearBridge Large Cap Growth		123,789.9	427,401.6	(239,142.2)	312,049.3
ClearBridge Small Cap Growth		155,420.4	59,076.1	(80,390.7)	134,105.8
QS Dynamic Multi-Strategy		118,755.8	86,116.0	(71,578.2)	133,293.6
LEGG MASON PARTNERS VARIABLE INCOME TRUST:
Western Asset Global High Yield Bond		159,155.7	249,967.7	(312,265.5)	96,857.9
LORD ABBETT SERIES FUND, INC.:
Bond Debenture		1,194,611.4	3,328,527.2	(3,445,792.9)	1,077,345.7
Calibrated Dividend Growth		43,271.9	126,136.5	(20,585.7)	148,822.7
Classic Stock		12,879.3	81.4	(7,761.6)	5,199.1
Growth and Income		173,149.5	38,160.0	(62,832.4)	148,477.1
International Opportunities		212,823.0	947,702.4	(613,143.8)	547,381.6

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2016 and 2015

FUND DESCRIPTION	NOTES*	NUMBER OF UNITS BEGINNING OF THE YEAR	UNITS PURCHASED	UNITS REDEEMED	NUMBER OF UNITS END OF THE YEAR
MFS VARIABLE INSURANCE TRUST:
Growth Series – Service	b	—	—	—	—
Value Series – Service	b	—	—	—	—
NATIONWIDE VARIABLE INSURANCE TRUST:
Bond Index		202,002.3	293,411.8	(267,200.7)	228,213.4
International Index		729,182.8	545,359.0	(243,373.5)	1,031,168.3
Mid Cap Index		357,375.5	215,167.7	(86,447.9)	486,095.3
S&P 500 Index		733,345.9	800,082.2	(674,676.9)	858,751.2
Small Cap Index		456,847.1	460,028.7	(245,739.4)	671,136.4
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
Absolute Return Multi-Manager	a	—	99,956.9	(29,895.4)	70,061.5
Large Cap Value		82,280.7	97,223.5	(99,587.6)	79,916.6
Mid Cap Growth		104,070.9	232,352.7	(178,510.1)	157,913.5
Mid Cap Intrinsic Value		52,450.1	235,446.9	(71,797.4)	216,099.6
Short Duration Bond		327,312.4	547,570.9	(403,425.7)	471,457.6
Small-Cap Growth	p	76,410.3	233,649.7	(310,060.0)	—
Socially Responsive		171,781.4	67,465.6	(149,852.7)	89,394.3
NORTHERN LIGHTS VARIABLE TRUST:
7Twelve Balanced Class 3	a	—	37,682.1	(1,187.2)	36,494.9
7Twelve Balanced Class 4		70,547.8	21,676.4	(70,080.3)	22,143.9
Adaptive Allocation		14,528.1	0.1	(4,253.0)	10,275.2
BTS Tactical Fixed Income	c	—	21,902.0	(15,342.5)	6,559.5
Changing Parameters		1,495,085.6	110,488.9	(393,094.5)	1,212,480.0
JNF Dynasty Liquid Alternatives	n	985.2	8,965.6	(9,950.8)	—
JNF Exceed Defined Shied Index	ac	580,162.1	139,071.8	(606,413.9)	112,820.0
JNF SSGA Sector Rotation		144,523.8	122,875.4	(130,806.4)	136,592.8
JNF SSGA Tactical Allocation		53,497.9	49,918.1	(38,458.9)	64,957.1
Mariner Managed Futures Strategy		550,245.4	170,169.4	(133,000.2)	587,414.6
Power Income 2		184,770.5	166,583.6	(40,492.4)	310,861.7
Probabilities		3,050,878.3	573,142.4	(1,132,165.0)	2,491,855.7
TOPS Aggressive Growth ETF – CL 1		6,442.3	—	(243.4)	6,198.9
TOPS Balanced ETF – CL 1		1,880.4	—	—	1,880.4
TOPS Balanced ETF – CL 2		4,048.3	237.5	(4,285.8)	—
TOPS Conservative ETF – CL 1		5,450.7	31,233.0	(12,421.6)	24,262.1
TOPS Conservative ETF – CL 2		165,233.4	13,077.8	(17,631.5)	160,679.7
TOPS Growth – CL 1		62,579.1	95,579.9	(12,386.1)	145,772.9
TOPS Growth – CL 2		4,666.1	—	(696.8)	3,969.3
TOPS Managed Risk Balanced ETF – CL 1		435,378.1	11,390.5	(365,855.4)	80,913.2
TOPS Managed Risk Balanced ETF – CL 2		132,204.9	58,625.2	(10,437.7)	180,392.4
TOPS Managed Risk Growth ETF – CL 1		3,378,621.4	217,624.7	(526,788.8)	3,069,457.3
TOPS Managed Risk Growth ETF – CL 2		10,087.0	8,515.9	(2,532.2)	16,070.7
TOPS Managed Risk Moderate Growth ETF – CL 1		496,866.5	—	(247,698.6)	249,167.9
TOPS Managed Risk Moderate Growth ETF – CL 2		103,279.2	79,490.0	(56,506.5)	126,262.7
TOPS Moderate Growth ETF – CL 1		12,417.2	139,259.0	(12,422.3)	139,253.9
TOPS Moderate Growth ETF – CL 2		2,750.2	—	(32.1)	2,718.1
OPPENHEIMER VARIABLE ACCOUNT FUNDS:
Conservative Balanced	q	9,343.1	—	(1,044.7)	8,298.4
Core Bond		161,389.3	954,118.5	(773,661.8)	341,846.0
Global		295,986.1	416,387.7	(194,170.3)	518,203.5
Global Multi-Alternatives	r	3,787.8	21,879.5	(1,628.7)	24,038.6
Global Strategic Income		115,131.9	350,657.6	(341,445.5)	124,344.0
International Growth		617,563.0	776,607.6	(593,064.2)	801,106.4
Main Street®		97,827.1	127,035.5	(71,767.3)	153,095.3
PIMCO VARIABLE INSURANCE TRUST:
All Asset		1,916,668.6	298,111.2	(882,136.0)	1,332,643.8

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2016 and 2015

FUND DESCRIPTION	NOTES*	NUMBER OF UNITS BEGINNING OF THE YEAR	UNITS PURCHASED	UNITS REDEEMED	NUMBER OF UNITS END OF THE YEAR
PIMCO VARIABLE INSURANCE TRUST: (continued)
All Asset All Authority – Admin		477,881.4	203,098.8	(425,469.1)	255,511.1
All Asset All Authority – Institutional		52,271.3	32,221.7	(51.8)	84,441.2
CommodityRealReturn Strategy		1,450,628.9	1,127,440.3	(1,265,554.6)	1,312,514.6
Emerging Markets Bond		802,728.3	1,149,206.8	(1,115,532.7)	836,402.4
Foreign Bond Unhedged		401,032.5	190,422.1	(211,227.3)	380,227.3
Foreign Bond US Dollar-Hedged		1,621,444.6	2,508,691.6	(2,605,159.9)	1,524,976.3
Global Advantage Strategy Bond		72,506.6	6,235.4	(57,235.5)	21,506.5
Global Bond Unhedged		196,190.7	1,361,115.6	(1,428,642.4)	128,663.9
Global Diversified Allocation		10,343.0	989.1	(6,375.0)	4,957.1
Global Multi-Asset		84,498.6	130,964.9	(121,483.4)	93,980.1
High Yield		1,094,360.8	6,957,545.9	(6,778,835.3)	1,273,071.4
Long-Term US Government		305,117.2	2,191,288.1	(2,251,148.2)	245,257.1
Low Duration		2,032,947.1	1,709,426.2	(1,446,126.1)	2,296,247.2
Real Return		1,247,303.7	1,458,157.3	(1,518,220.5)	1,187,240.5
Short-Term		1,210,928.6	2,239,105.2	(1,588,396.3)	1,861,637.5
Total Return		4,763,131.4	4,160,314.7	(3,398,566.1)	5,524,880.0
Unconstrained Bond		1,178,120.8	546,141.4	(718,013.6)	1,006,248.6
PIONEER VARIABLE CONTRACTS TRUST:
Bond		756,283.6	762,464.8	(704,883.4)	813,865.0
Disciplined Value		98,790.0	489.0	(16,219.1)	83,059.9
Emerging Markets		157,043.9	284,991.3	(362,000.5)	80,034.7
Equity Income		331,551.9	1,238,584.9	(1,326,223.2)	243,913.6
Fund		49,561.8	23,412.9	(54,988.5)	17,986.2
High Yield		146,791.3	510,120.6	(532,157.6)	124,754.3
Mid Cap Value		141,244.4	501,560.5	(582,906.2)	59,898.7
Strategic Income		822,876.2	683,194.6	(558,474.4)	947,596.4
PROFUNDS VP:
Access VP High Yield		204,395.9	1,832,389.1	(1,971,887.2)	64,897.8
Asia 30		26,480.3	1,760,434.4	(1,534,746.7)	252,168.0
Banks		147,909.8	395,775.3	(467,775.3)	75,909.8
Basic Materials		34,496.3	197,427.6	(178,040.4)	53,883.5
Bear		45,080.2	8,412,224.4	(8,332,850.8)	124,453.8
Biotechnology		118,226.6	231,508.0	(259,653.5)	90,081.1
Bull		1,182,555.8	10,240,831.3	(10,476,290.5)	947,096.6
Consumer Goods		119,304.5	647,798.3	(658,006.7)	109,096.1
Consumer Services		194,538.3	557,533.8	(668,130.5)	83,941.6
Emerging Markets		75,328.0	1,735,071.0	(1,775,295.2)	35,103.8
Europe 30		59,134.1	904,138.3	(841,308.1)	121,964.3
Falling U.S. Dollar		531.8	40,190.7	(40,342.0)	380.5
Financials		254,624.6	718,800.7	(666,588.7)	306,836.6
Health Care		229,261.4	739,347.6	(789,666.4)	178,942.6
Industrials		108,764.2	280,935.9	(325,993.1)	63,707.0
International		15,534.8	1,453,258.9	(1,441,442.5)	27,351.2
Internet		28,132.5	561,905.2	(427,765.8)	162,271.9
Japan		26,566.6	918,813.5	(829,760.4)	115,619.7
Large-Cap Growth		229,074.1	897,700.9	(904,935.3)	221,839.7
Large-Cap Value		51,781.7	336,827.8	(377,236.0)	11,373.5
Mid-Cap		675,105.5	2,846,390.9	(2,284,820.1)	1,236,676.3
Mid-Cap Growth		39,384.2	622,386.4	(453,379.0)	208,391.6
Mid-Cap Value		51,714.0	409,073.4	(326,149.2)	134,638.2
Government Money Market	ad	3,226,711.3	62,216,888.4	(59,901,777.2)	5,541,822.5
NASDAQ-100		480,616.9	7,319,749.1	(7,229,623.2)	570,742.8
Oil & Gas		52,938.4	574,449.5	(530,629.1)	96,758.8
Pharmaceuticals		78,264.7	260,964.7	(298,221.9)	41,007.5
Precious Metals		119,714.7	1,623,990.1	(1,576,102.3)	167,602.5

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2016 and 2015

FUND DESCRIPTION	NOTES*	NUMBER OF UNITS BEGINNING OF THE YEAR	UNITS PURCHASED	UNITS REDEEMED	NUMBER OF UNITS END OF THE YEAR
PROFUNDS VP: (continued)
Real Estate		163,748.6	327,228.3	(414,896.5)	76,080.4
Rising Rates Opportunity		106,689.5	1,757,732.2	(1,604,860.4)	259,561.3
Semiconductor		54,112.6	217,123.3	(197,659.1)	73,576.8
Short Emerging Markets		7,407.3	2,171,118.8	(1,856,479.0)	322,047.1
Short International		25,329.8	1,829,331.2	(1,799,465.3)	55,195.7
Short Mid-Cap		3,432.6	972,248.5	(968,590.0)	7,091.1
Short NASDAQ-100		35,365.1	24,455,560.8	(24,461,366.2)	29,559.7
Short Small-Cap		9,001.7	2,114,511.8	(2,110,578.8)	12,934.7
Small Cap		354,248.2	1,479,326.5	(1,532,271.4)	301,303.3
Small-Cap Growth		50,788.9	707,647.4	(657,861.8)	100,574.5
Small-Cap Value		304,602.4	1,185,641.7	(1,389,336.5)	100,907.6
Technology		186,364.3	360,854.3	(452,464.6)	94,754.0
Telecommunications		21,695.2	197,558.3	(211,617.8)	7,635.7
U.S. Government Plus		146,174.6	1,145,607.3	(1,131,277.3)	160,504.6
UltraBull		92,150.7	945,199.2	(1,009,757.5)	27,592.4
UltraMid-Cap		35,985.2	298,120.4	(321,330.2)	12,775.4
UltraNASDAQ-100		39,892.3	1,685,876.6	(1,686,118.1)	39,650.8
UltraShort NASDAQ-100		12,224.2	19,895,959.9	(19,745,620.8)	162,563.3
UltraSmall-Cap		36,575.0	427,893.1	(438,478.6)	25,989.5
Utilities		230,624.6	458,199.7	(623,908.9)	64,915.4
PUTNAM VARIABLE TRUST:
Absolute Return 500		63,778.2	342,635.3	(98,312.1)	308,101.4
American Government Income		543,607.6	294,543.1	(709,214.4)	128,936.3
Diversified Income		365,385.2	730,699.2	(725,368.2)	370,716.2
Equity Income		205,778.5	178,110.1	(68,554.1)	315,334.5
High Yield		105,507.5	2,978,878.0	(3,000,287.8)	84,097.7
Income		502,220.8	1,005,798.7	(896,278.8)	611,740.7
Multi-Cap Value	s	1,156.0	—	(1,156.0)	—
Voyager		86,138.8	119,128.6	(109,356.4)	95,911.0
REDWOOD INVESTMENT MANAGEMENT:
VIT Managed Volatility Class I	t	—	4,571,085.7	(2,546,009.0)	2,025,076.7
VIT Managed Volatility Class N		769,532.8	1,060,197.8	(1,283,786.7)	545,943.9
ROYCE CAPITAL FUND:
Micro-Cap		146,769.4	653,680.2	(676,289.1)	124,160.5
Small-Cap		365,933.0	117,380.8	(133,672.7)	349,641.1
RUSSELL INVESTMENT FUNDS:
Aggressive Equity		1,523.2	—	(13.5)	1,509.7
Balanced Strategy		65,135.7	0.1	(256.7)	64,879.1
Core Bond		35,214.9	—	(176.8)	35,038.1
Equity Growth Strategy		17,444.5	—	(153.0)	17,291.5
Global Real Estate Securities		157,909.1	—	(32,589.3)	125,319.8
Moderate Strategy		26,228.9	—	(158.4)	26,070.5
Multi-Style Equity		12,317.1	—	(123.7)	12,193.4
Non U.S.		13,728.9	—	(573.7)	13,155.2
SEI INSURANCE PRODUCTS TRUST:
Balanced Strategy		30,154.4	44,022.9	(65,109.4)	9,067.9
Conservative Strategy		54,246.3	264,214.6	(183,717.9)	134,743.0
Defensive Strategy		39,896.0	84,414.9	(80,427.1)	43,883.8
Market Growth Strategy		222,713.7	53,962.8	(21,383.5)	255,293.0
Market Plus Strategy		58,267.4	77,801.6	(524.8)	135,544.2
Moderate Strategy		112,361.4	83,152.9	(57,750.7)	137,763.6
T. ROWE PRICE EQUITY SERIES, INC.:
Blue Chip Growth II		1,028,554.5	2,630,775.8	(2,185,417.7)	1,473,912.6
Equity Income II		912,568.1	330,049.4	(498,490.0)	744,127.5
Health Sciences II		523,777.3	881,720.6	(731,741.1)	673,756.8

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2016 and 2015

FUND DESCRIPTION		NOTES*	NUMBER OF UNITS BEGINNING OF THE YEAR	UNITS PURCHASED	UNITS REDEEMED	NUMBER OF UNITS END OF THE YEAR
T. ROWE PRICE FIXED INCOME SERIES, INC.:
Limited-Term Bond II			632,750.6	1,356,246.5	(1,133,476.0)	855,521.1
THIRD AVENUE VARIABLE SERIES TRUST:
Value			362,170.3	88,603.4	(182,702.7)	268,071.0
TIMOTHY PLAN VARIABLE SERIES:
Conservative Growth			194,100.7	211,373.5	(186,108.1)	219,366.1
Strategic Growth			406,932.4	138,500.9	(368,229.1)	177,204.2
TORTOISE VARIABLE INSURANCE PORTFOLIO:
MLP & Pipeline Fund			176,549.7	477,403.3	(295,731.1)	358,221.9
VANECK VIP TRUST:		ae
Emerging Markets			534,708.4	446,815.0	(345,069.4)	636,454.0
Global Gold			122,361.4	325,637.2	(295,743.4)	152,255.2
Global Hard Assets			172,682.7	1,925,498.4	(1,932,051.4)	166,129.7
Multi-Manager Alternatives		v	127,634.7	5,398.2	(133,032.9)	—
Unconstrained Emerging Markets			70,224.7	29,535.0	(27,237.2)	72,522.5
VANGUARD VARIABLE INSURANCE FUND:
Balanced			1,720,765.7	1,387,886.5	(468,774.2)	2,639,878.0
Capital Growth			622,914.0	477,375.9	(255,943.7)	844,346.2
Diversified Value			598,015.1	591,253.0	(201,971.6)	987,296.5
Equity Income			1,892,950.6	983,538.1	(448,366.4)	2,428,122.3
Equity Index			2,200,890.7	2,486,902.9	(1,255,540.9)	3,432,252.7
Growth			451,063.9	1,057,046.9	(255,616.7)	1,252,494.1
High Yield Bond			1,325,437.7	1,484,216.0	(1,348,326.2)	1,461,327.5
International			1,985,441.9	1,695,719.0	(531,436.4)	3,149,724.5
Mid-Cap Index			1,017,713.8	1,240,166.9	(383,285.0)	1,874,595.7
REIT Index			1,846,379.9	2,162,289.5	(1,607,492.3)	2,401,177.1
Short-Term Investment Grade			5,155,208.3	5,171,488.8	(1,976,444.9)	8,350,252.2
Small Company Growth			660,609.9	946,934.8	(624,361.0)	983,183.7
Total Bond Market Index			4,120,318.6	4,812,767.1	(2,353,543.8)	6,579,541.9
Total Stock Market Index			3,012,728.6	2,415,597.0	(989,022.9)	4,439,302.7
VARIABLE INSURANCE TRUST:
Barrier		u	14,959.8	39,638.3	(54,598.1)	—
VIRTUS VARIABLE INSURANCE TRUST:
Equity Trend		w	1,991,937.8	201,085.9	(1,810,834.3)	382,189.4
International			169,103.0	125,810.1	(93,008.2)	201,904.9
Multi-Sector Fixed Income			465,884.8	247,347.4	(220,837.6)	492,394.6
Real Estate Securities			349,347.5	563,131.1	(664,583.7)	247,894.9
WELLS FARGO VT FUNDS:		y
Discovery			181,507.3	56,614.7	(100,763.8)	137,358.2
Opportunity			24,422.3	19,098.5	(16,828.6)	26,692.2
Small Cap Value			54,887.0	29,793.3	(27,071.3)	57,609.0
WESTCHESTER CAPITAL MANAGEMENT:
Merger Fund VL			1,107,428.0	427,151.8	(380,502.1)	1,154,077.7
WILSHIRE VARIABLE INSURANCE TRUST:
2015	ETF		8,551.4	—	(4,899.3)	3,652.1
2035	ETF		22,957.4	—	(329.5)	22,627.9
			193,104,571.4	733,917,797.3	(689,533,251.3)	237,489,117.4

*  See Footnote 8 for details.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2016 and 2015

(8)  Detail Descriptions for Statement of Operations and Unit Progression Footnote References

For the period ending December 31, 2016:

a)  For the period May 1, 2016 (inception of fund) through December 31, 2016.

b)  For the period November 11, 2016 through December 31, 2016.

c)  ALPS Morningstar ETF Assets Allocation Series as formerly known as the ALPS Ibbotson ETF Asset Allocation Series prior to its name change effective May 1, 2016

d)  For the period January 1, 2016 through August 5, 2016 (liquidation of fund).

e)  Invesco V.I. Government Money Market was formerly known as Invesco V.I. Money Market prior to its name change effective May 1, 2016.

f)  Ivy Variable Insurance Portfolios were formerly known as Ivy Funds Variable Insurance Portfolios prior to its name change effective October 1, 2016.

g)  JNF Exceed Defined Shield Index was formerly known as JNF SSGA Retirement Income Portfolio prior to its name change effective February 22, 2016.

h)  For the period January 1, 2016 through November 29, 2016 (liquidation of fund).

i)  For the period January 1, 2016 through June 2, 2016 (liquidation of fund).

j)  ProFunds VP Government Money Market was formerly known as ProFunds VP Money market prior to tis name change effective May 1, 2016.

k)  For the period January 1, 2016 through November 16, 2016 (liquidation of fund).

l)  VanEck VIP Trust was formerly known as the Van Eck VIP Trust prior to its name change effective May 1 2016.

m)  For the period January 1, 2016 through April 28, 2016 (liquidation of fund).

For the period ending December 31, 2015:

a)  For the period May 1, 2015 (inception of fund) through December 31, 2015.

b)  For the period July 31, 2015 (inception of fund) through December 31, 2015

c)  For the period October 30, 2015 (inception of fund) through December 31, 2015

d)  For the period January 1, 2015 through April 24, 2015 (liquidation of fund).

e)  AB VPS funds were formerly know as AllianceBernstein VPS funds prior to their name change on May 1, 2015.

f)  For the period December 18, 2015 (inception of fund) through December 31, 2015.

g)  For the period January 1, 2015 through October 23, 2015 (liquidation of fund).

h)  Goldman Sachs Global Trends Allocation was formerly known as Goldman Sachs Global Markets Navigator prior to its name change on May 1, 2015.

i)  Guggenheim VT CLS AdvisorOne Global Diversified Equity was formerly known as Guggenheim VT CLS AdvisorOne Amerigo prior to its name change May 1, 2015.

j)  Guggenheim VT CLS AdvisorOne Global Growth was formerly known as Guggenheim VT CLS AdvisorOne Select Allocation prior to its name change May 1, 2015.

k)  Guggenheim VT CLS AdvisorOne Growth and Income was formerly known as Guggenheim VT CLS AdvisorOne Clermont prior to its name change May 1, 2015.

l)  For the period January 1, 2015 through July 13, 2015 (liquidation of fund).

m)  For the period January 1, 2015 through October 6, 2015 (liquidation of fund).

n)  For the period January 1, 2015 through December 15, 2015 (liquidation of fund).

o)  Legg Mason ClearBridge Variable Dividend Strategy was formerly known as Legg Mason ClearBridge Variable Equity Income prior to its name change on May1, 2015.

p)  For the period January 1, 2015 through November 5, 2015 (liquidation of fund).

q)  Oppenheimer Conservative Balanced was formerly known as Oppenheimer Capital Income prior to its name change May 1, 2015.

r)  Oppenheimer Global Multi-Alternatives was formerly known as Oppenheimer Diversified Alternatives prior to its name change on May 1, 2015.

s)  For the period January 1, 2015 through April 17, 2015 (liquidation of fund).

t)  For the period February 9, 2015 (inception of fund) through December 31, 2015.

u)  For the period January 1, 2015 through August 28, 2015 (liquidation of fund).

v)  For the period January 1, 2015 (inception of fund) through June 1, 2015 (liquidation of fund).

w)  Virtus Equity Trend Series was formerly known as Virtus Premium AlphaSector Series prior to its name change on May 14, 2015.

y)  Wells Fargo VT Funds were formerly known as Wells Fargo Advantage Funds prior to their name change on December 15, 2015.

z)  ALPS Morningstar ETF Assets Allocation Series as formerly known as the ALPS Ibbotson ETF Asset Allocation Series prior to its name change effective May 1, 2016

aa)  Invesco V.I. Government Money Market was formerly known as Invesco V.I. Money Market prior to its name change effective May 1, 2016.

ab)  JNF Exceed Defined Shield Index was formerly known as JNF SSGA Retirement Income Portfolio prior to its name change effective February 22, 2016.

ac)  ProFunds VP Government Money Market was formerly known as ProFunds VP Money market prior to tis name change effective May 1, 2016.

ad)  VanEck VIP Trust was formerly known as the Van Eck VIP Trust prior to its name change effective May 1 2016.

(9)  Subsequent Events

On March 1, 2017, after receiving all appropriate state and federal regulatory approvals, Nationwide Life Insurance Company ("NLIC") acquired all of the stock of Jefferson National Financial Corporation ("JNFC"), the company's parent. JNFC then became a wholly-owned subsidiary of NLIC.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors Jefferson National

Life Insurance Company And Contract Owners of Jefferson National Life Annuity Account G

We have audited the accompanying statement of assets and liabilities of Jefferson National Life Annuity Account G (the "Account") as of December 31, 2016, the related statements of operations and changes in net assets for each of the two years in the period ended December 31, 2016, and the financial highlights for each of the five years for the period ended December 31, 2016. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the custodian or fund transfer agents. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Jefferson National Life Annuity Account G as of December 31, 2016, the results of its operations, changes in its net assets for each of two years in the period ended December 31, 2016, and financial highlights for each of the five years for the period ended December 31, 2016, in conformity with accounting principles generally accepted in the United States of America.

New York, New York

April 28, 2017

Jefferson National Life Annuity Account G

SPONSOR

Jefferson National Life Insurance Company

DISTRIBUTOR

Jefferson National Securities Corporation

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BDO USA, LLP

PART C
OTHER INFORMATION

ITEM 24.                                           FINANCIAL STATEMENTS AND EXHIBITS

(a)                                 Financial Statements

The following financial statements are included in Part B of the Registration Statement:

The statutory-basis financial statements of Jefferson National Life Insurance Company at December 31, 2016 and 2015, and for the three years ended December 31, 2016, 2015, and 2014.

The financial statements of Jefferson National Life Annuity Account G at December 31, 2015 and for each of the two years ended December 31, 2016, and 2015.

(b)                              Exhibits

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

(1)	(a)		Resolution of Board of Directors of the Company authorizing the establishment of the Separate Account.	(2)

	(b)		Resolution Changing the Name of the Separate Account	(1)

(2)			Not Applicable.

(3)	(a)	(i)	Form of Principal Underwriter’s Agreement of the Company on behalf of the Separate Account and Inviva Securities Corporation.	(1)

		(ii)	Form of Amendment to Principal Underwriter’s Agreement.	(1)

	(b)		Form of Selling Agreement.	(1)

(4)	(a)		Form of Individual Contract Fixed and Variable Accounts. (22-4056)	(1)

	(b)		Form of Group Contract.	(2)

	(c)		Form of Group Certificate.	(2)

	(d)		Form of Endorsement Amending MVA Provision.	(1)

	(e)		Form of IRA Endorsement.	(1)

	(f)		Form of Roth IRA Endorsement.	(1)

	(g)		Form of JSA Endorsement.	(1)

	(h)		Form of Individual Contract Fixed and Variable Accounts. (JNL-2300).	(11)

	(i)		Form of Electronic Administration Endorsement (JNL-4020).	(11)

	(j)		Form of Individual Contract Fixed and Variable Accounts. (JNL-2300-1).	(12)

	(k)		Form of Joint Owner Endorsement. (MONADV-END 01/07).	(13)

	(l)		Form of Transaction Fee Rider. (JNL-TRXFEE-2007).	(13)

	(m)		Form of Individual Contract Fixed and Variable Accounts. (JNL-2300-2).	(13)

	(n)		Form of Individual Contract Fixed and Variable Accounts (JNL-2300-3)	(18)

	(o)		Form of Asset Allocation Model Rider (JNL-AAMRIDER)	(18)

	(p)		Form of Individual Contract Fixed and Variable Accounts (JNL-2300-3)	(19)

	(q)		Form of Age 100 Endorsement (Annuity Date END 8-12)	(19)

(r)	Form of 403(b) Endorsement (JNL-403(b) END 7-12	(19)

(s)	Form of Low Cost Fund Platform Fee Endorsement (ICC13-MA FeeEnd)	(20)

	(t)	Form of Return of Premium Enhanced Death Benefit Rider	(24)

(5)	(a)	Form of Application for Individual Annuity Contract. (JNL-6000).	(1)

	(b)	Form of JNL Individual Application. (JNL-6005).	(11)

	(c)	Form of JNL Individual Application. (JNL-6005-2).	(12)

	(d)	Form of JNL Individual Application. (JNL-6005-3).	(13)

	(e)	Form of JNL Individual Application (JNL-6005-4).	(14)

	(f)	Form of JNL Individual Application (JNL-6005-5).	(18)

	(g)	Form of JNL Individual Application (JNL-6005-6)	(24)

	(h)	Form of JNL Individual Application (JNL-6005-7)	(24)

(6)	(a)		Amended and Restated Articles of Incorporation of Conseco Variable Insurance Company.	(1)

	(b)		Amended and Restated By-Laws of the Company.	(1)

(7)			Not Applicable.

(8)	(a)		Form of Participation Agreement dated October 23, 2002 with Conseco Series Trust and Conseco Equity Sales, Inc. and amendments thereto dated September 10, 2003 and February 1, 2001.	(1)

		(i)	Form of Amendment dated May 1, 2006 to the Participation Agreement dated October 23, 2002 by and among 40|86 Series Trust, 40|86 Advisors, Inc. and Jefferson National Life Insurance Company.	(12)

	(b)	(i)	Form of Participation Agreement by and among A I M Distributors, Inc., Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Inviva Securities Corporation dated May 1, 2003.	(3)

		(ii)	Form of Amendment dated April 6, 2004 to the Participation Agreement by and among A I M Distributors, Inc., Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Inviva Securities Corporation dated May 1, 2003.	(1)

		(iii)	Form of Amendment dated May 1, 2006 to the Participation Agreement by and among A I M Distributors, Inc., Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Inviva Securities Corporation dated May 1, 2003.	(12)

		(iv)	Form of Amendment dated May 1, 2008 to the Participation Agreement by and among A I M Distributors, Inc., Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Jefferson National Securities Corporation dated May 1, 2003.	(14)

		(v)	Form of amendment dated August 10, 2010 to the form of Participation Agreement dated May 1, 2003 by and among AIM Variable Insurance Funds, INVESCO/AIM Distributors, and Jefferson National Life.	(17)

		(vi)	Form of amendment dated September 13, 2010 to the form of Participation Agreement dated May 1, 2003 by and among AIM Variable Insurance Funds, INVESCO/AIM Distributors, and Jefferson National Life.	(17)

	(c)	(i)	Form of Participation Agreement among the Alger American Fund, Great American Reserve Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995.	(4)

		(ii)	Form of Amendment dated November 5, 1999 to the Participation Agreement among the Alger American Fund, Great American Reserve Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995.	(5)

	(iii)	Form of Amendment dated January 31, 2001 to the Participation Agreement among the Alger American Fund, Great American Reserve Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995.	(5)

	(iv)	Form of Amendments August 4, 2003 and March 22, 2004 to the Participation Agreement among the Alger American Fund, Great American Reserve Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995.	(1)

	(v)	Form of Amendment dated May 1, 2006 to the Participation Agreement among the Alger American Fund, Jefferson National Life Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995.	(12)

	(vi)	Form of Amendment dated May 1, 2008 to the Participation Agreement among The Alger American Fund, Jefferson National Life Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995.	(14)

(d)	(i)	Form of Participation Agreement between Great American Reserve Insurance Company and American Century Investment Services as of 1997.	(4)

	(ii)	Form of Amendment dated November 15, 1997 to the Participation Agreement between Great American Reserve Insurance Company and American Century Investment Services as of 1997.	(5)

	(iii)	Form of Amendment dated December 31, 1997 to the Participation Agreement between Great American Reserve Insurance Company and American Century Investment Services as of 1997.	(5)

	(iv)	Form of Amendment dated January 13, 2000 to the Participation Agreement between Great American Reserve Insurance Company and American Century Investment Services as of 1997.	(5)

	(v)	Form of Amendment dated February 9, 2001 to the Participation Agreement between Great American Reserve Insurance Company and American Century Investment Services as of 1997.	(5)

	(vi)	Form of Amendments dated July 31, 2003 and March 25, 2004 to the Participation Agreement between Great American Reserve Insurance Company and American Century Investment Services as of 1997.	(1)

	(vii)	Form of Amendments dated May 1, 2005 to the Participation Agreement between Jefferson National Life Insurance Company and American Century Investment Services as of 1997.	(10)

	(viii	Form of Amendment dated May 1, 2006 to the Participation Agreement between Jefferson National Life Insurance Company and American Century Investment Services as of 1997.	(12)

	(ix)	Form of Amendment dated May 1, 2007 to the Participation Agreement between Jefferson National Life Insurance Company and American Century Investment Services.	(13)

	(x)	Form of Amendment dated November 1, 2009 to the Participation Agreement between Jefferson National Life Insurance Company and American Century Investment Services.	(16)

	(xi)	Form of Amendment October 26, 2010 to the Participation Agreement as of 1997 between Jefferson National Life Insurance Company and American Century Investment Services.	(17)

(e)	(i)	Form of Participation Agreement dated May 1, 1995 by and among Conseco Variable Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios.	(5)

	(ii)	Form of Amendment dated March 21, 2002 to the Participation Agreement dated May 1, 1995 by and among Conseco Variable Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios.	(5)

	(iii)	Form of Amendment dated May 1, 2003 to the Participation Agreement dated May 1, 1995 by and among Conseco Variable Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios.	(1)

	(iv)	Form of Amendment dated 2004 to the Participation Agreement dated May 1, 1995 by and among Conseco Variable Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios.	(1)

	(v)	Form of Amendment dated May 1, 2005 to the Participation Agreement dated May 1, 1995 by and among Jefferson National Life Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios.	(10)

(f)	(i)	Form of Participation Agreement dated March 6, 1995 by and among Great American Reserve Insurance Company and Insurance Management Series, Federated Securities Corp.	(4)

	(ii)	Form of Amendment dated 1999 to the Participation Agreement dated March 6, 1995 by and among Conseco Variable Insurance Company, Federated Insurance Series and Federated Securities Corp.	(5)

	(iii)	Form of Amendment dated January 31, 2001 to the Participation Agreement dated March 6, 1995 by and among Conseco Variable Insurance Company, Federated Insurance Series and Federated Securities Corp.	(5)

	(iv)	Form of Amendment dated 2004 to the Participation Agreement dated March 6, 1995 by and among Conseco Variable Insurance Company, Federated Insurance Series and Federated Securities Corp.	(1)

	(v)	Form of Amendment dated May 1, 2006 to the Participation Agreement dated March 6, 1995 by and among Jefferson National Life Insurance Company, Federated Insurance Series and Federated Securities Corp.	(12)

(g)	(i)	Form of Participation Agreement by and among First American Insurance Portfolios, Inc., First American Asset Management and Conseco Variable Insurance Company dated 2001.	(6)

	(ii)	Form of Amendment dated April 25, 2001 to the Participation Agreement by and among First American Insurance Portfolios, Inc., First American Asset Management and Conseco Variable Insurance Company dated 2001.	(5)

	(iii)	Form of Amendment dated May 1, 2003 to the Participation Agreement by and among First American Insurance Portfolios, Inc., First American Asset Management and Conseco Variable Insurance Company dated 2001.	(1)

(h)	(i)	Form of Participation Agreement among Janus Aspen Series, Janus Distributors LLC and Jefferson National Life Insurance Company dated February 1, 2001 and Form of Amendment dated July 2003 thereto.	(1)

	(ii)	Form of Amendment dated May 1, 2005 to the Participation Agreement among Janus Aspen Series, Janus Distributors LLC and Jefferson National Life Insurance Company dated February 1, 2001.	(10)

	(iii)	Form of Amendment dated May 1, 2006 to the Participation Agreement among Janus Aspen Series, Janus Distributors LLC and Jefferson National Life Insurance Company dated February 1, 2001.	(12)

	(iv)	Form of Amendment dated May 1, 2008 to the Participation Agreement among Janus Aspen Series, Janus Distributors LLC and Jefferson National Life Insurance Company dated February 1, 2001(Service and Institutional)	(14)

	(v)	Form of Amendment dated October 29, 2012 to the Participation Agreement among Janus Aspen Series, Janus Distributors LLC and Jefferson National Life Insurance Company dated February 1, 2001	(19)

(i)	(i)	Form of Participation Agreement among Lazard Retirement Series, Inc., Lazard Asset Management, LLC, Inviva Securities Corporation and Jefferson National Life Insurance Company dated May 1, 2003.	(1)

	(ii)	Form of Amendment dated March 21, 2004 to the Participation Agreement among Lazard Retirement Series, Inc., Lazard Asset Management, LLC, Inviva Securities Corporation and Jefferson National Life Insurance Company dated May 1, 2003.	(1)

	(iii)	Form of Amendment dated November 15, 2012 to Participation Agreement by and among Jefferson National Life Insurance Company, Jefferson National Securities Corp., and Lazard Asset Management LLC., dated May 1, 2003.	(19)

(j)	(i)	Form of Participation Agreement dated April 10, 1997 by and among Lord, Abbett & Co. and Great American Reserve Insurance Company.	(4)

	(ii)	Form of Amendment dated December 1, 2001 to the Participation Agreement dated April 10, 1997 by and among Lord, Abbett & Co. and Great American Reserve Insurance Company.	(7)

	(iii)	Form of Amendment dated May 1, 2003 to the Participation Agreement dated April 10, 1997 by and among Lord, Abbett & Co. and Great American Reserve Insurance Company.	(1)

	(iv)	Form of Participation Agreement dated February 13, 2008 by and among Jefferson National Life Insurance Company, Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC.	(15)

(k)	(i)	Form of Participation Agreement dated April 30, 1997 by and among Neuberger&Berman Advisers Management Trust, Advisers Managers Trust, Neuberger&Berman Management Incorporated and Great American Reserve Insurance Company.	(5)

	(ii)	Form of Amendment dated May 1, 2000 to the Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Advisers Managers Trust, Neuberger Berman Management Incorporated and Conseco Variable Insurance Company.	(5)

	(iii)	Form of Amendment dated January 31, 2001 to the Participation Agreement dated April 30, 1997 by and among Neuberger&Berman Advisers Management Trust, Advisers Managers Trust, Neuberger&Berman Management Incorporated and Conseco Variable Insurance Company.	(5)

	(iv)	Form of Amendment dated May 1, 2004 to the Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National Life Insurance Company.	(8)

	(v)	Form of Amendment dated April 4, 2004 to the Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National Life Insurance Company.	(1)

	(vi)	Form of Amendment dated May 1, 2005 to the Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National Life Insurance Company.	(10)

	(vii)	Form of Amendment dated May 1, 2006 to the Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National Life Insurance Company.	(12)

	(viii	Form of Amendment dated May 1, 2007 to the Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National Life Insurance Company.	(13)

	(ix)	Form of Amendment dated May 1, 2009 to the Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National Life Insurance Company.	(15)

	(x)	Form of Amendment dated May 1, 2014 to the Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National Life Insurance Company.	(22)

(l)	(i)	Form of Participation Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, PIMCO Advisors Distributors LLC and Jefferson National Life Insurance Company and amended dated April 13, 2004 thereto.	(1)

	(ii)	Form of Amendment dated May 1, 2005 to the Participation Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, PIMCO Advisors Distributors LLC and Jefferson National Life Insurance Company.	(10)

	(iii)	Form of Amendment dated May 1, 2006 to the Participation Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, PIMCO Advisors Distributors LLC and Jefferson National Life Insurance Company.	(12)

	(iv)	Form of Amendment dated May 1, 2008 to the Participation Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, Alliance Global Investor Distributors LLC and Jefferson National Life Insurance Company.	(14)

	(v)	Form of Amendment dated May 1, 2009 to the Participation Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, Alliance Global Investor Distributors LLC and Jefferson National Life Insurance Company.	(15)

	(vi)	Form of amendment dated October 1, 2010 to the Participation Agreement dated May 1, 2003 among Jefferson National Life Insurance Company, PIMCO Variable Insurance Trust, and Allianz Global Investors Distributors.	(17)

	(vii)	Form of Amendment dated January 23, 2012 to Form of Participation Agreement dated May 1, 2003 among PIMCO Variable Insurance Trust, PIMCO Investments LLC, and Jefferson National Life Insurance Company.	(18)

	(viii)	Form of Amendment dated July 15, 2014 to Form of Participation Agreement dated May 1, 2003 among PIMCO Variable Insurance Trust, PIMCO Investments LLC, and Jefferson National Life Insurance Company.	(22)

(m)	(i)	Form of Participation Agreement dated May 1, 2003 among Pioneer Variable Contract Trust, Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc.	(1)

	(ii)	Form of amendment to Participation Agreement dated May 1, 2003 among Pioneer Variable Contract Trust, Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc.	(10)

	(iii)	Form of amendment to Participation Agreement dated May 1, 2006 among Pioneer Variable Contract Trust, Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc.	(12)

	(iv)	Form of amendment to Participation Agreement dated May 1, 2008 among Pioneer Variable Contract Trust, Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc.	(14)

	(v)	Form of amendment to Participation Agreement dated May 1, 2009 among Pioneer Variable Contract Trust, Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc.	(15)

(n)		Form of Participation Agreement dated May 1, 2003 by and among Royce Capital Fund, Royce & Associates, LLC and Jefferson National Life Insurance Company and Inviva Securities Corporation and Form of Amendment dated April 5, 2004 thereto.	(1)

	(i)	Form of amendment to Participation Agreement dated May 1, 2006 among Royce Capital Fund, Royce & Associates, LLC and Jefferson National Life Insurance Company and Inviva Securities Corporation.	(12)

	(ii)	Form of amendment to Participation Agreement dated May 1, 2008 among Royce Capital Fund, Royce & Associates, LLC and Jefferson National Life Insurance Company and Jefferson National Securities Corporation.	(14)

(o)	(i)	Form of Participation Agreement dated March 24, 2000 by and among Conseco Variable Insurance Company, RYDEX Variable Trust and PADCO Financial Services, Inc.	(9)

	(ii)	Form of Amendment dated April 13, 2004 to the Form of Participation Agreement dated March 24, 2000 by and among Conseco Variable Insurance Company, RYDEX Variable Trust and PADCO Financial Services, Inc.	(1)

	(iii)	Form of Amendment dated May 1, 2005 to the Form of Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company, RYDEX Variable Trust and PADCO Financial Services, Inc.	(10)

	(iv)	Form of Amendment dated May 1, 2006 to the Form of Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company, RYDEX Variable Trust and PADCO Financial Services, Inc.	(12)

	(v)	Form of Amendment dated March 31, 2008 to the Form of Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company, RYDEX Variable Trust and Rydex Distributors, Inc.	(14)

	(vi)	Form of Amendment dated May 1, 2010 to the Form of Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company, RYDEX Variable Trust and Rydex Distributors, Inc.	(16)

	(vii)	Form of amendment dated November 18, 2010 to the Form of Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company, Rydex Variable Trust, and Rydex Distributors.	(17)

(p)	(i)	Form of Participation Agreement dated April 2004 between Jefferson National Life Insurance Company and Citigroup Global Markets Inc.	(1)

	(ii)	Form of Amendment dated May 1, 2005 to Form of Participation Agreement dated April 2004 between Jefferson National Life Insurance Company and Citigroup Global Markets Inc.	(10)

	(iii)	Form of Amendment dated April 28, 2007 to Form of Participation Agreement dated April 2004 between Jefferson National Life Insurance Company and Citigroup Global Markets Inc. (Legg Mason).	(13)

	(iv)	Form of Amendment dated March 19, 2014 to Form of Participation Agreement dated April 2004 between Jefferson National Life Insurance Company and Legg Mason Investor Services, LLC	(21)

	(v)	Form of Amendment dated March 15, 2016 to Form of Participation Agreement dated April 2004 between Jefferson National Life Insurance Company, Jefferson National Life insurance Company of New York and Legg Mason Investor Services, LLC.	(23)

(q)	(i)	Form of Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Conseco Variable Insurance Company.	(6)

	(ii)	Form of Amendment dated January 31, 2001 to the Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Conseco Variable Insurance Company.	(5)

	(iii)	Form of Amendment dated August 5, 2003 to the Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Conseco Variable Insurance Company.	(1)

	(iv)	Form of Amendment dated 2004 to the Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Conseco Variable Insurance Company.	(1)

	(v)	Form of Amendment dated May 1, 2006 to the Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Jefferson National Life Insurance Company.	(12)

	(vi)	Form of Amendment dated March 31, 2008 to the Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Jefferson National Life Insurance Company.	(14)

(r)	(i)	Form of Participation Agreement dated April 30, 1997 by and among Great American Reserve Insurance Company, Strong Variable Insurance Funds, Inc., Strong Special Fund II, Inc, Strong Capital Management, Inc. and Strong Funds Distributors, Inc.	(5)

	(ii)	Form of Amendment dated December 11, 1997 to Participation Agreement dated April 30, 1997 by and among Great American Reserve Insurance Company, Strong Variable Insurance Funds, Inc., Strong Opportunity Funds II, Inc., Strong Capital Management, Inc. and Strong Funds Distributors, Inc.	(5)

	(iii)	Form of Amendment dated December 14. 1999 to Participation Agreement dated April 30, 1997 by and among Conseco Variable Insurance Company, Strong Variable Insurance Funds, Inc., Strong Opportunity Fund II, Inc., Strong Capital Management, Inc. and Strong Investments, Inc.	(5)

	(iv)	Form of Amendment dated March 1, 2001 to Participation Agreement dated April 30, 1997 by and among Conseco Variable Insurance Company, Strong Variable Insurance Funds, Inc., Strong Opportunity Fund II, Inc., Strong Capital Management, Inc. and Strong Investments, Inc.	(5)

	(v)	Form of Amendments dated December 2, 2003 and April5, 2004 to Participation Agreement dated April 30, 1997 by and among Conseco Variable Insurance Company, Strong Variable Insurance Funds, Inc., Strong Opportunity Fund II, Inc., Strong Capital Management, Inc. and Strong Investments, Inc.	(1)

(s)	(i)	Form of Participation Agreement dated May 1, 2003 with by and among Third Avenue Management LLC and Jefferson National Life Insurance Company.	(8)

	(ii)	Form of Amendment dated April 6, 2004 to the Participation Agreement dated May 1, 2003 with by and among	(1)

		Third Avenue Management LLC and Jefferson National Life Insurance Company.

(t)	(i)	Form of Participation Agreement dated February 29, 2000 by and among Conseco Variable Insurance Company, Van Eck Worldwide Insurance Trust and Van Eck Associates Corporation.	(5)

	(ii)	Form of Amendment dated January 31, 2001 to Participation Agreement dated February 29, 2000 by and among Conseco Variable Insurance Company, Van Eck Worldwide Insurance Trust and Van Eck Associates Corporation.	(5)

	(iii)	Form of Amendment dated January 31, 2001 to Participation Agreement dated February 29, 2000 by and among Conseco Variable Insurance Company, Van Eck Worldwide Insurance Trust and Van Eck Associates Corporation.	(5)

	(iv)	Form of Amendment dated May 1, 2003 to Participation Agreement dated March 1, 1995 by and among Van Eck Worldwide Insurance Trust, Van Eck Associates Corporation and Jefferson National Life Insurance Company.	(8)

	(v)	Form of Amendment dated May 1, 2010 to Participation Agreement dated March 1, 1995 by and among Van Eck Worldwide Insurance Trust, Van Eck Associates Corporation and Jefferson National Life Insurance Company.	(16)

	(w)	Form of Amendment dated May 1, 2013 to Participation Agreement dated February 29, 2000 among Van Eck VIP Trust and Jefferson National Life Insurance Company.	(19)

(u)	(i)	Form of Participation Agreement between Jefferson National Life Insurance Company, Bisys Fund Services LP, Choice Investment Management Variable Insurance funds dated May 1, 2003.	(1)

	(ii)	Form of Amendment dated 2004 to the Participation Agreement between Jefferson National Life Insurance Company, Bisys Fund Services LP, Choice Investment Management Variable Insurance funds dated May 1, 2003.	(1)

(v)	(i)	Form of Participation Agreement between Jefferson National Life Insurance Company, Wells Fargo Funds Distributor, LLC and Wells Fargo Variable Trust dated April 8, 2005.	(10)

	(ii)	Form of Amendment dated May 1, 2006 to Participation Agreement between Jefferson National Life Insurance Company, Wells Fargo Funds Distributor, LLC and Wells Fargo Variable Trust dated April 8, 2005.	(12)

	(iii)	Form of Amendment dated May 1, 2008 to Participation Agreement between Jefferson National Life Insurance Company, Jefferson National Securities Corporation, Wells Fargo Funds Distributor, LLC and Wells Fargo Variable Trust dated April 8, 2005.	(14)

	(iv)	Form of amendment dated July 16, 2010 to the Participation Agreement dated April 8, 2005 among Jefferson National Life, Wells Fargo Variable Trust, and Well Fargo Distributors	(17)

(w)	(i)	Form of Participation Agreement between Jefferson National Life Insurance Company, Rafferty Asset Management, LLC and Potomac Insurance Trust dated May 1, 2005.	(10)

	(ii)	Form of Amendment dated May 1, 2006 to Participation Agreement between Jefferson National Life Insurance Company, Rafferty Asset Management, LLC and Potomac Insurance Trust dated May 1, 2005.	(12)

	(iii)	Form of Amendment dated May 1, 2008 to Participation Agreement between Jefferson National Life Insurance Company, Rafferty Asset Management, LLC and Direxion Insurance Trust dated May 1, 2005.	(14)

(x)	(i)	Form of Participation Agreement between Jefferson National Life Insurance Company, Alliance Capital Management L.P. and AllianceBernstein Investment Research and Management, Inc. dated May 1, 2006.	(12)

	(ii)	Form of Amendment dated March 8, 2008 to Form of Participation Agreement between Jefferson National Life Insurance Company, AllianceBernstein L.P. and AllianceBernstein Investments, Inc. dated May 1, 2006.	(14)

	(iii)	Form of Amendment dated November 12, 2010 to Form of Participation Agreement between Jefferson National Life Insurance Company, AllianceBernstein L.P. and AllianceBernstein Investments, Inc. dated May 1, 2006.	(17)

	(iv)	Form of Amendment dated September 4, 2012 to Form of Participation Agreement between Jefferson National Life Insurance Company, AllianceBernstein L.P. and AllianceBernstein Investments, Inc. dated May 1, 2006.	(19)

(y)	(i)	Form of Participation Agreement between Jefferson National Life Insurance Company, T. Rowe Price Investment Services, Inc. and the various T. Rowe Price funds dated May 1, 2006.	(12)

	(ii)	Form of Amendment dated May 1, 2007 to Participation Agreement between Jefferson National Life Insurance Company, T. Rowe Price Investment Services, Inc. and the various T. Rowe Price funds dated May 1, 2006.	(13)

	(iii)	Form of Amendment dated May 1, 2013 to Participation Agreement by and among Jefferson National Life Insurance Company, T. Rowe Price Equity Services, Inc., T. Rowe Price Fixed Income Securities, Inc. and T. Rowe Price Investment Services	(19)

(z)	(i)	Form of Participation Agreement between Jefferson National Life Insurance Company, Credit Suisse Trust, Credit Suisse Asset Management, LLC and Credit Suisse Asset Management Securities, Inc. dated May 1, 2006.	(12)

(aa)	(i)	Form of Participation Agreement between Northern Lights Variable Trust and Jefferson National Life Insurance Company dated May 1, 2007.	(13)

	(ii)	Form of Amended Participation Agreement between Northern Lights Variable Trust and Jefferson National Life Insurance Company dated March 18, 2008.	(14)

(bb)	(i)	Form of Participation Agreement between Nationwide Variable Insurance Trust, Nationwide Fund Distributors LLC and Jefferson National Life Insurance Company dated May 1, 2007.	(13)

	(ii)	Form of Amendment dated January 4, 2011 to the Form of Participation Agreement dated May 1, 2007 among Jefferson National Life, Nationwide Variable Insurance Trust, and Nationwide Distributors.	(17)

(iii)	Form of Participation Agreement between Nationwide Variable Insurance Trust, Nationwide Fund Distributors LLC , Jefferson National Life Insurance Company and Jefferson National Life Insurance Company of New York May 1, 2017	(24)

(cc)	(i)	Form of Participation Agreement between Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and Jefferson National Life Insurance Company dated May 1, 2008.	(14)

	(ii)	Form of Amendment dated October 20, 2009 to the Participation Agreement among Jefferson National Life Insurance Company, Vanguard Variable Insurance Fund, The Vanguard Group, Inc., and Vanguard Marketing Corporation.	(16)

(dd)	(i)	Form of Participation Agreement between Jefferson National Life Insurance Company, Financial Investors Variable Insurance Trust, ALPS Advisers, Inc., and ALPS Distributors, Inc. dated May 1, 2008.	(14)

	(j)	Form of Amendment dated April 30, 2013 to Participation Agreement dated May 1, 2008 by and among Jefferson National Life Insurance Company, Financial Investors Variable Insurance Trust, ALPS Advisors, ALPS Distributors, and ALPS Portfolio Solutions Distributor, Inc.	(19)

	(k)	Form of Amendment dated August 7, 2013 to Participation Agreement dated May 1, 2008 by and among Jefferson National Life Insurance Company, Financial Investors Variable Insurance Trust, ALPS Advisors, ALPS Distributors, and ALPS Portfolio Solutions Distributor, Inc.	(20)

(ee)	(i)	Form of Participation Agreement between Jefferson National Life Insurance Company, ALPS Variable Insurance Trust, ALPS Advisers, Inc., and ALPS Distributors, Inc. dated May 1, 2008.	(14)

(ff)	(i)	Form of Participation Agreement between Northern Lights Variable Trust and Jefferson National Life Insurance Company dated July 1, 2007.	(15)

	(ii)	Form of Amendment dated September 22, 2010 to the Form of Participation Agreement dated July 1, 2007 between Northern Lights Variable Trust and Jefferson National Life.	(17)

	(iii)	Form of Amendment dated April 1, 2011 to the Form of Participation Agreement dated July 1, 2007 between Jefferson National Life and Northern Lights Variable Trust.	(17)

	(iv)	Form of Amendment dated May 1, 2013 to the Form of Participation Agreement dated July 1, 2007 between Jefferson National Life and Northern Lights Variable Trust	(19)

	(v)	Form of Amendment dated September 30, 2015 to the Form of Participation Agreement dated July 1, 2007 between Jefferson National Life Insurance Company and Northern Lights Variable Trust	(23)

(gg)	(i)	Form of Participation Agreement among Jefferson National Life Insurance Company, Eaton Vance Variable Trust and Eaton Vance Distributors, Inc. dated May 1, 2010.	(16)

(hh)	(i)	Form of Participation Agreement among Jefferson National Life Insurance Company, The Merger Fund VL and Westchester Capital Management, Inc. dated May 1, 2010.	(16)

(ii)	(i)	Form of Participation Agreement among Jefferson National Life Insurance Company, ProFunds, Access One Trust, and ProFund Advisors, LLC dated May 1, 2010.	(16)

	(ii)	Form of amendment dated September 17, 2010 to the Form of Participation Agreement dated May 1, 2010 among Jefferson National Life Insurance Company, ProFunds, Access One Trust, and ProFunds Advisors, LLC.	(17)

(jj)	(i)	Form of Participation Agreement among Jefferson National Life Insurance Company, Federated Insurance Series and Federated Securities Corp dated March, 2010.	(16)

(kk)	(i)	Form of Participation Agreement dated August 27, 2010 among Jefferson National Life Insurance Company, DFA Investments Dimensions Group, Dimensional Fund Advisors and DFA Securities.	(17)

	(ii)	Form of Amendment dated April 1, 2011 to the Form of Participation Agreement dated August 27, 2010 among Jefferson National Life Insurance Company, DFA Investments Dimensions Group, Dimensional Fund Advisors and DFA Securities.	(17)

	(iii)	Form of Amendment dated May 1, 2014 to the Form of Participation Agreement dated August 27, 2010 among Jefferson National Life Insurance Company, DFA Investments Dimensions Group, Dimensional Fund Advisors and DFA Securities.	(21)

(ll)	(i)	Form of participation agreement dated November 3, 2010 among Jefferson National Life Insurance Company, Variable Insurance Products Fund, and Fidelity Distributors Corporation.	(17)

	(ii)	Form of amendment dated November 3, 2010 to the Form of Participation Agreement dated November 3, 2010 among Jefferson National Life Insurance Company, Variable Insurance Products Fund, and Fidelity Distributors Corporation.	(17)

(mm)	(i)	Form of Participation Agreement dated November 14, 2008 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc and Jefferson National Life Insurance Company.	(17)

	(ii)	Form of Amendment dated August 26, 2010 to the Form of Participation Agreement dated November 14, 2008 among Jefferson National Life, Franklin Templeton Variable Insurance Product Trust, and Franklin Templeton Distributors, Inc.	(17)

	(iii)	Form of Amendment March 25, 2011 to the Form of Participation Agreement dated November 14, 2008 among Jefferson National Life, Franklin Templeton Variable Insurance Product Trust, and Franklin Templeton Distributors, Inc.	(17)

	(iv)	Form of Amendment dated January 15, 2013 to the Participation Agreement dated November 14, 2008 among Jefferson National Life Insurance Company, Franklin Templeton Variable Insurance Product Trust, and Franklin Templeton Distributors, Inc.	(19)

	(v)	Form of Amendment dated June 15, 2015 to the Participation Agreement dated November 14, 2008 among Jefferson National Life Insurance Company, Franklin Templeton Variable Insurance Product Trust, and Franklin Templeton Distributors, Inc.	(23)

(nn)	(i)	Form of Participation Agreement dated October 5, 2009 among Jefferson National Life, Waddell & Reed, and Ivy Funds Variable Insurance Portfolios.	(17)

(ii)	Form of amendment dated October 5, 2009 to the Form of Participation Agreement dated October 5, 2009 among Jefferson National Life, Waddell & Reed, and Ivy Funds Variable Insurance Portfolios.	(17)

(iii)	Form of amendment dated November, 2010 to the Form of Participation Agreement dated October 5, 2009 among Jefferson National Life, Waddell & Reed, and Ivy Funds Variable Insurance Portfolios.	(17)

(iv)	Form of Amendment dated February 19, 2013 to Participation Agreement dated October 5, 2009 among Ivy Funds Variable Insurance Portfolios, Inc. and Jefferson National Life Insurance Company.	(19)

(v)	Form of Amendment dated October 1, 2016 to Participation Agreement dated October 5, 2009 among Ivy Funds Variable Insurance Portfolios, Inc. and Jefferson National Life Insurance Company.	(24)

(oo)	(i)	Form of Participation Agreement dated November 12, 2010 between Jefferson National Life Insurance Company, Putnam Variable Trust, and Putnam Retail Management Limited Partnership.	(17)

(pp)	(i)	Form of Participation Agreement dated September 28, 2010 among Jefferson National Life, Timothy Plan, and Timothy Partners.	(17)

(qq)	(i)	Form of Participation Agreement dated April 1, 2011 among Jefferson National Life Insurance Company, Russell Investment Funds, and Russell Financial Services.	(17)

(rr)	(i)	Form of Participation Agreement dated August 23, 2011 among Rydex Variable Trust, SBL Fund, Rydex Distributors, LLC and Jefferson National Life Insurance Company.	(18)

(ss)	(i)	Form of Participation Agreement dated November 2, 2011 among BlackRock Variable Series Funds, Inc., BlackRock Investments, LLC and Jefferson National Life Insurance Company,	(18)

(tt)	(i)	Form of Participation Agreement dated November 16, 2011 among Oppenheimer Variable Account Funds, Oppenheimer funds, Inc., and Jefferson National Life Insurance Company	(18)

(uu)	(i)	Form of Participation Agreement dated November 16, 2011 among Panorama Series Fund Inc, Oppenheimerfunds, Inc. and Jefferson National Life Insurance Company.	(18)

	(ii)	Form of Amendment dated May 1, 2014 to Form of Participation Agreement dated November 16, 2011 among Oppenheimer Variable Account Funds, Oppenheimer funds, Inc., and Jefferson National Life Insurance Company	(21)

(vv)	(i)	Form of Participation Agreement dated November 1, 2011 among Virtus Variable Insurance Trust, VP Distributors and Jefferson National Life Insurance Company.	(18)

(ww)	(i)	Form of Participation Agreement dated May 1, 2012 among Hatteras Variable Trust, Hatteras Capital Distributors and Jefferson National Life Insurance Company	(18)

(xx)	(i)	Form of Participation Agreement dated May 1, 2012 among Wilshire Variable Insurance Trust, SEI Investments Distribution Co. and Jefferson National Life Insurance Company	(18)

(yy)	(i)	Form of Participation Agreement dated October 22, 2012 between the Variable Insurance Trust and Jefferson National Life Insurance Company	(19)

(zz)	(i)	Form of Participation Agreement dated June 15, 2012 among Jefferson National Life Insurance Company, Hatteras Variable Trust, and Hatteras Capital Distributors, LLC	(19)

(aaa)	(i)	Form of Participation Agreement dated November 1, 2013 between Advisors Preferred Trust, and Jefferson National Life Insurance Company.	(20)

(bbb)	(i)	Form of Participation Agreement dated November 13, 2013 among American Funds Distributors, Capital Research and Management Company, American Funds Insurance Series, and Jefferson National Life Insurance Company	(20)

	(ii)	Form of Amendment dated October 1, 2015 to Form of Participation Agreement dated November 13, 2013	(23)

		among American Funds Distributors, Capital Research and Management Company, American Funds Insurance Series, and Jefferson National Life Insurance Company

(ccc)	(i)	Form of Participation Agreement dated November 13, 2013 by and between Goldman Sachs Variable Insurance Trust, Goldman Sachs & Co, and Jefferson National Life Insurance Company.	(20)

	(ii)	Form of Amendment dated March 28, 2014 to Form of Participation Agreement dated November 13, 2013 by and between Goldman Sachs Variable Insurance Trust, Goldman Sachs & Co, and Jefferson National Life Insurance Company.	(21)

(ddd)	(i)	Form of Participation Agreement dated November 1, 2013 by and among SEI Insurance Products Trust, SEI Investments Distribution Co., and Jefferson National Life Insurance Company	(20)

(eee)	(i)	Form of Participation Agreement dated May 1, 2014 between Jefferson National Life Insurance Company, Calvert Variable Series, Inc., Calvert Variable Products, Inc. and Calvert Investment Distributors, Inc.	(21)

(ii)	Form of Participation Agreement dated May 1, 2014 between Jefferson National Life Insurance Company, Calvert Variable Series, Inc., Calvert Variable Products, Inc. and Calvert Investment Distributors, Inc	(24)

(fff)	(i)	Form of Participation Agreement dated May 1, 2014 among Jefferson National Life Insurance Company, Managed Portfolio Series, Tortoise Capital Advisors, LLC and Quasar Distributors	(21)

(ggg)	(i)	Form of Participation Agreement dated December 11, 2015 among Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, Columbia Funds Variable Trust, Columbia Management Investment Advisers, LLC and Columbia Management Investment Distributors, Inc.	(23)

(hhh)	(i)	Form of Participation Agreement dated June 1, 2015 among Jefferson National Life Insurance Company, Delaware VIP Trust, Delaware Management Company, and Delaware Distributors, L.P.	(23)

(iii)	(i)	Form of Participation Agreement dated September 1, 2015 between Jefferson National Life Insurance Company, Jefferson National Securities Corporation, John Hancock Variable Insurance Trust, and John Hancock Distributors, LLC	(23)

(jjj)	(i)	Form of Participation Agreement dated October 1, 2015 among Jefferson National Life Insurance Company, JPMorgan Insurance Trust, J. P. Morgan Investment Management Inc., and JPMorgan Funds Management	(23)

(kkk)	(i)	Form of Participation Agreement dated July 1, 2015 among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, MFS Variable Insurance Trust III, Jefferson National Life Insurance Company, and MFS Fund Distributors, Inc.	(23)

(lll)	(i)	Form of Participation Agreement dated November 11, 2016 between Northern Lights Fund Trust IV, and Jefferson National Life Insurance Company	(24)

(mmm)	(i)	Form of Participation Agreement dated May 1, 2017 among Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, Mainstay VP Funds Trust, and New York Life Investment Management LLC.	(24)

(9)			Opinion and Consent of Counsel.	(23)

(10)			Consent of Independent Registered Public Accounting Firm.	(23)

(11)			Financial Statements omitted from Item 23 above.	N/A

(12)			Initial Capitalization Agreement.	N/A

(13)	(a)	(i)	Powers of Attorney	(1)

		(ii)	Powers of Attorney - for Laurence Greenberg	(11)

(iii)	Powers of Attorney – for Joseph F. Vap	(15)

(iv)	Powers of Attorney – for Mitchell H. Caplan	(16)

(v)	Powers of Attorney – Craig Hawley

(xi)	Powers of Attorney - James Burke	(24)

(xii)	Powers of Attorney – Timothy G. Frommeyer	(24)

(xiii)	Powers of Attorney – Rondal Ransom	(24)

(xv)	Powers of Attorney – Kirt A. Walker	(24)

(1)                                 Incorporated herein by reference to Post-Effective Amendment No. 12 to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-00373 and 811-07501) filed electronically on Form N-4 on April 30, 2004 (Accession Number 0000912057-04-000471).

(2)                                 Incorporated herein by reference to initial Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-00373 and 811-07501) filed electronically on Form N-4 on January 23, 1996 (Accession Number 0000928389-96-000012).

(3)                                 Incorporated herein by reference to Post-Effective Amendment Nos. 6 and 7 to the Registration Statement for Jefferson National Life Annuity Account I (File Nos. 333-53836 and 811-10213) filed electronically on Form N-4 on May 1, 2003 (Accession Number 0001047469-03-016215).

(4)                                 Incorporated herein by reference to Pre-Effective Amendment Nos. 1 and 1 to the Registration Statement for Jefferson National Life Annuity Account F (File Nos. 333-40309 and 811-08483) filed electronically on Form N-4 on February 3, 1998 (Accession Number 0000928389-98-000014).

(5)                                 Incorporated herein by reference to Post-Effective Amendment Nos. 13 and 13 to the Registration Statement for Jefferson National Life Annuity Account E (File Nos. 033-74092 and 811-08288) filed electronically on Form N-4 on June 24, 2002 (Accession Number 0000930413-02-002084).

(6)                                 Incorporated herein by reference to Post-Effective Amendment Nos. 21 and 29 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-02460 and 811-04819) filed electronically on Form N-4 on May 1, 2001 (Accession Number 000092839-01-500130).

(7)                                 Incorporated herein by reference to Post-Effective Amendment Nos. 9 and 10 to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-00373 and 811-07501) filed electronically on Form N-4 on June 24, 2002 (Accession Number 0000930413-02-002085).

(8)                                 Incorporated herein by reference to Post-Effective Amendment Nos. 24 and 35 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-0246 and 811-04819) filed electronically on Form N-4 on May 1, 2003 (Accession Number 0001047469-03-016209).

(9)                                 Incorporated herein by reference to Post-Effective Amendment Nos. 1 and 2 to the Registration Statement for Jefferson National Life Annuity Account H (File Nos. 333-90737 and 811-09693) filed electronically on Form N-4 on April 28, 2000 (Accession Number 0000928389-00-000130).

(10)                          Incorporated herein by reference to Pre-Effective Amendment Nos. 1 and 16 to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-124048 and 811-17501) filed electronically on form N-4 on May 2, 2005 (Accession Number 0000930413-05-003264).

(11)                          Incorporated herein by reference to the initial Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-124048 and 811-07501) filed electronically on Form N-4 on April 13, 2005 (Accession Number 0000930413-05-002595).

(12)                                       Incorporated herein by reference to Post-Effective Amendment Nos. 1 and 17 to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-124048 and 811-07501) filed electronically on Form N-4 on April 28, 2006 (Accession Number 0000930413-06-003358).

(13)                          Incorporated herein by reference to Post-Effective Amendment Nos. 4 and 20 to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-124048 and 811-07501) filed electronically on Form N-4 on April 13, 2007 (Accession Number 0000930413-07-003460).

(14)                          Incorporated herein by reference to Post-Effective Amendment Nos. 5 and 21 to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-124048 and 811-07501) filed electronically on Form N-4 on April 16, 2008 (Accession Number 0000891092-08-002108).

(15)                          Incorporated herein by reference to Post-Effective Amendment Nos. 9 and 25 to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-124048 and 811-07501) filed electronically on Form N-4 on April 16, 2009 (Accession Number 0000891092-09-001563).

(16)                          Incorporated herein by reference to Post-Effective Amendment Nos. 10 and 26 to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-124048 and 811-07501) filed electronically on Form N-4 on April 16, 2010 (Accession Number 0000891092-10-001652).

(17)                          Incorporated herein by reference to Post Effective Amendment Nos. 11 and 27 to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-124048 and 811-07501) filed electronically on Form N-4 on April 29, 2011. (Accession Number 0000891092-11-002740)

(18)                          Incorporated herein by reference to Post Effective Amendment Nos. 12 and 28 to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-124048 and 811-07501) filed electronically on Form N-4 on April 30, 2012. (Accession Number 0000891092-12-992381)

(19)                          Incorporated herein by reference to Post Effective Amendment Nos. 13 and 29 to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-124048 and 811-07501) filed electronically on Form N-4 on April 25, 2013. (Accession Number 0000891092-13-003639)

(20)                          Incorporated herein by reference to Post Effective Amendment Nos. 14 and 30 to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-124048 and 811-07501) filed electronically on Form N-4 on December 16, 2013. (Accession Number 0000891092-13-010032)

(21)                          Incorporated herein by reference to Post Effective Amendment Nos. 15 and 31 to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-124048 and 811-07501) filed electronically on Form N-4 on April 30, 2014. (Accession Number 0000891092-14-003492)

(22)                          Incorporated herein by reference to Post Effective Amendment Nos. 16 and 32 to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-124048 and 811-07501) filed electronically on Form N-4 on April 30, 2015. (Accession Number 0001104659-15-030013)

(23)                          Incorporated herein by reference to Post Effective Amendment Nos. 17 and 33 to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-124048 and 811-07501) filed electronically on Form N-4 on April 25, 2016. (Accession Number 0001104659-16-113465)

(24)                          Filed herewith.

ITEM 25.                                           DIRECTORS AND OFFICERS OF THE DEPOSITOR

The officers and directors of Jefferson National Life Insurance Company are listed below. Their principal business address is 10350 Ormsby Park Place, Louisville, KY 40223, unless otherwise noted.

NAME	POSITIONS AND OFFICES WITH DEPOSITOR
Mitchell H. Caplan	Chairman of the Board, Chief Executive Officer
Laurence P. Greenberg	Director, President
Craig A. Hawley	Director, General Counsel and Secretary
Joseph Vap	Director, Chief Financial Officer and Treasurer
James Burke (1)	Director
Timothy G. Frommeyer (1)	Director, Vice President
Rondal Ransom (1)	Director, Vice President
Kirt A. Walker (1)	Director
Jane Gelman	Chief Administration Officer
Jim Cameron	Chief Strategy Officer
Bob Borgert	Chief Marketing Officer
Kevin Sullivan	Chief Sales Officer
Ann Raible	Chief Business Development Officer
Jeff Chandler	Chief Technology Officer
Jessica Cole	Chief Compliance Officer
Benita Whobrey	Vice President
Greg Padgett	Vice President
Venkat Tippana	Vice President
Tim Vance	Vice President
Stephanie Johnson	Vice President
Mark Forman	Vice President
Mike Lindsay	Vice President
Carla Higgs	Vice President
Pamela Biesecker (1)	Vice President
Timothy Dwyer (1)	Vice President
Robert Horner (1)	Vice President
Kathy Richards (1)	Associate Vice President
Sara Zuerich (1)	Associate Vice President

 (1)                              The business address of these directors and officers is 1 Nationwide Plaza, Columbus, OH 43215

ITEM 26.                                           PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant.  Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Jefferson National Financial Corp. is either wholly-owned or majority owned by Nationwide Life Insurance Company) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Life Insurance Company(2)	Ohio	A stock corporation. The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
Jefferson National Financial Corporation	Delaware	A stock corporation. The corporation is the holding company of Jefferson National Life Insurance Company, Jefferson National

Life Insurance Company of New York, Jefferson National Securities Corporation, and JNF Advisors, Inc., offering annuity products and services.
Jefferson National Life Insurance Company(2)	Texas	The company provides life, health and annuity products.
Jefferson National Life Annuity Account C(2),(3)	Texas	A separate account issuing variable annuity contracts.
Jefferson National Life Annuity Account E (2),(3)	Texas	A separate account issuing variable annuity contracts.
Jefferson National Life Annuity Account F(2),(3)	Texas	A separate account issuing variable annuity contracts.
Jefferson National Life Annuity Account G(2),(3)	Texas	A separate account issuing variable annuity contracts.
Jefferson National Life Insurance Company of New York(2),(3)	New York	The company provides variable annuity products.
Jefferson National Life of New York Annuity Account 1 (2),(3)	Texas	A separate account issuing variable annuity contracts.
Jefferson National Securities Corporation	Delaware	The company is a limited purpose broker-dealer and distributor of variable annuities for Jefferson National Life Insurance Company and Jefferson National Life Insurance Company of New York.
JNF Advisors, Inc.	Delaware	The company is an investment advisory firm but currently manages no assets.
MFS Variable Account(2),(3)	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account(2),(3)	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account(2),(3)	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II(2),(3)	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-3(2),(3)	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4(2),(3)	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-5(2),(3)	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6(2),(3)	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7(2),(3)	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8(2),(3)	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9(2),(3)	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10(2),(3)	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11(2),(3)	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12(2),(3)	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13(2),(3)	Ohio	A separate account issuing

variable annuity contracts.
Nationwide Variable Account-14(2),(3)	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1(2),(3)	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account(2),(3)	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2(2),(3)	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3(2),(3)	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4(2),(3)	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5(2),(3)	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6(2),(3)	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7(2),(3)	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1(2),(3)	Pennsylvania	A separate account issuing variable life insurance policies.
Nationwide Investment Services Corporation(3)	Oklahoma

This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.

Nationwide Financial Assignment Company(3)	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC(3)	Ohio	The company provides investment advisory services.
Eagle Captive Reinsurance, LLC(3)	Ohio	The company is engaged in the business of insurance
Nationwide Life and Annuity Insurance Company(2),(3)	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A(2),(3)	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B(2),(3)	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C(2),(3)	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-D(2),(3)	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A(2),(3)	Delaware	A separate account issuing variable annuity contracts.

Nationwide VL Separate Account-A(2),(3)	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-B(2),(3)	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-C(2),(3)	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D(2),(3)	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G(2),(3)	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A(2),(3)	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC(3)	Vermont	The company is a captive life reinsurance company.

ITEM 27.              NUMBER OF CONTRACT OWNERS

As of February 20, 2017, the number of Monument Advisor contracts funded by Jefferson National Life Annuity Account G was 14,814 of which 1445 were qualified contracts and 13,369 were non-qualified contracts.

ITEM 28.              INDEMNIFICATION

The Bylaws (Article VI) of the Company provide, in part, that: The Corporation shall indemnify any person who was or is a party, or is threatened to be made a party, to any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative, by reason of the fact that he is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise (collectively, “Agent”) against expenses (including attorneys’ fees), judgments, fines, penalties, court costs and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement (whether with or without court approval), conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the Agent did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe that his conduct was unlawful. If several claims, issues or matters are involved, an Agent may be entitled to indemnification as to some matters even though he is not entitled as to other matters. Any director or officer of the Corporation serving in any capacity of another corporation, of which a majority of the shares entitled to vote in the election of its directors is held, directly or indirectly, by the Corporation, shall be deemed to be doing so at the request of the Corporation.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.              PRINCIPAL UNDERWRITERS

(a)           Jefferson National Securities Corporation is the principal underwriter for the following investment companies (other than the Registrant):

Jefferson National Life Annuity Account C
Jefferson National Life Annuity Account E
Jefferson National Life Annuity Account F

Jefferson National Life of New York Annuity Account 1

(b)           Jefferson National Securities Corporation (“JNSC”) is the principal underwriter for the Contracts. The following persons are the officers and directors of JNSC. The principal business address for each officer and director of JNSC is 10350 Ormsby Park Place Louisville, KY 40223, unless otherwise indicated.

NAME	POSITIONS AND OFFICES
Craig A. Hawley	President, General Counsel and Secretary
Jon Hurd*	Financial & Operations Principal
Jessica Cole	AML Officer

*              The principal business address for Jon Hurd is 170 Montauk Highway, Speonk, NY 11972

(c)                                  JNSC retains no compensation or commissions from the registrant.

NAME OF PRINCIPAL UNDERWRITER	NET UNDERWRITING DISCOUNTS AND COMMISSIONS	COMPENSATION ON REDEMPTION OR ANNUITIZATION	BROKERAGE COMMISSIONS	COMPENSATION
Jefferson National Securities Corporation	None	None	None	None

ITEM 30.              LOCATION OF ACCOUNTS AND RECORDS

Each account, book, or other document required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder is maintained by Jefferson National Life Insurance Company, 10350 Ormsby Park Place, Louisville, KY 40223.

ITEM 31.              MANAGEMENT SERVICES

Not Applicable.

ITEM 32.              UNDERTAKINGS

(a)           Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

(b)           Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)           Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

ITEM 33.              REPRESENTATIONS

(A)          Jefferson National Life Insurance Company (the “Company”) hereby represents that the fees and charges deducted under the contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

(B)          The Securities and Exchange Commission (the “SEC”) issued to the American Council of Life Insurance an industry wide no-action letter dated November 28, 1988, stating that the SEC would not recommend any enforcement action if registered separate accounts funding tax-sheltered annuity contracts restrict distributions to plan participants in accordance with the requirements of Section 403(b)(11), provided certain conditions and requirements were met. Among these conditions and requirements, any registered separate account relying on the no-action position of the SEC must:

(1)           Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

(2)           Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer in the contract;

(3)           Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants; and

(4)           Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant’s understanding of (i) the restrictions on redemption imposed by Section 403(b)(11), and (ii) the investment alternatives available under the employer’s Section 403(b) arrangement, to which the participant may elect to transfer his contract value.

The Registrant is relying on the no-action letter. Accordingly, the provisions of paragraphs (1) - (4) above have been complied with.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Louisville, and State of Kentucky, on April 28, 2017.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
(Registrant)

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(By:	/s/ Mitchell H Caplan *
Name:	Mitchell H. Caplan Depositor)

Title:	CHIEF EXECUTIVE OFFICER

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/Mitchell H. Caplan*	Director, Chief Executive Officer	4/28/2017
Name: Mitchell H. Caplan

/s/ Laurence P. Greenberg*	Director, President	4/28/2017
Name: Laurence Greenberg

/s/ Joseph F. Vap*	Director, Chief Financial Officer and Treasurer	4/28/2017
Name: Joseph F. Vap

/s/ James Burke*	Director	4/28/2017

/s/ Timothy G. Frommeyer*	Director	4/28/2017

/s/ Rondal Ransom*	Director	4/28/2017

/s/ Kirt A. Walker*	Director	4/28/2017

/s/ Craig Hawley	Director, General Counsel & Secretary	4/28/2017
Name: Craig A. Hawley*
Attorney in Fact

EXHIBIT INDEX

(4)	(t)		Form of Return of Premium Enhanced Death Benefit Rider
(5)	(g)		Form of JNL Individual Application (JNL-6005-6)
	(h)		Form of JNL Individual Application (JNL-6005-7)
(8)	(bb)	(iii)

Form of Participation Agreement between Nationwide Variable Insurance Trust, Nationwide Fund Distributors LLC , Jefferson National Life Insurance Company and Jefferson National Life Insurance Company of New York May 1, 2017

	(eee)	(ii)

Form of Participation Agreement dated May 1, 2014 between Jefferson National Life Insurance Company, Calvert Variable Series, Inc., Calvert Variable Products, Inc. and Calvert Investment Distributors, Inc.

	(nn)	(v)	Form of Amendment dated October 1, 2016 to Participation Agreement dated October 5, 2009 among Ivy Funds Variable Insurance Portfolios, Inc. and Jefferson National Life Insurance Company.
	(lll)	(i)	Form of Participation Agreement dated November 11, 2016 between Northern Lights Fund Trust IV, and Jefferson National Life Insurance Company.
	(mmm)	(i)

Form of Participation Agreement dated May 1, 2017 among Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, Mainstay VP Funds Trust, and New York Life Investment Management LLC.

(9)			Opinion and Consent of Counsel
(10)			Consent of Independent Registered Public Accounting Firm.
(13)	(a)	(xii)	Powers of Attorney for James Burke
		(xii)	Powers of Attorney for Timothy G. Frommeyer
		(xiv)	Powers of Attorney for Rondal Ransom
		(xv)	Powers of Attorney for Kirt A. Walker